UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                  811-07572
                                                    --------------------------

Principal Investors Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                 -------------------

Date of fiscal year end:           October 31, 2006
                                   ---------------------------

Date of reporting period:          January 31, 2006
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

Schedule of Investments
January 31, 2006 (unaudited)
Bond & Mortgage Securities Fund
                                                          Principal
                                                            Amount                               Value
                                                          ----------------------------------------------------
BONDS (69.95%)
Advertising Agencies (0.05%)
Interpublic Group of Cos Inc
7.25%, 8/15/2011                                         $   500,000                      $           470,000
6.25%, 11/15/2014                                            400,000                                  347,000
                                                                                           -------------------
                                                                                                      817,000
                                                                                           -------------------
Advertising Services (0.04%)
Advanstar Communications Inc
10.75%, 8/15/2010                                            500,000                                  546,875
                                                                                           -------------------

Aerospace & Defense (0.06%)
Lockheed Martin Corp
7.65%, 5/ 1/2016                                             250,000                                  293,951
Northrop Grumman Corp
7.00%, 3/ 1/2006                                             520,000                                  520,896
7.75%, 2/15/2031                                             100,000                                  125,744
                                                                                           -------------------
                                                                                                      940,591
                                                                                           -------------------
Aerospace & Defense Equipment (0.08%)
GenCorp Inc
9.50%, 8/15/2013                                             228,000                                  246,810
Sequa Corp
9.00%, 8/ 1/2009                                             600,000                                  651,000
TransDigm Inc
8.38%, 7/15/2011                                             350,000                                  367,500
                                                                                           -------------------
                                                                                                    1,265,310
                                                                                           -------------------
Agricultural Operations (0.33%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                          3,614,000                                3,541,677
5.88%, 5/15/2013                                             540,000                                  548,821
5.10%, 7/15/2015                                           1,000,000                                  954,059
                                                                                           -------------------
                                                                                                    5,044,557
                                                                                           -------------------
Airlines (0.07%)
Northwest Airlines Corp
7.58%, 9/ 1/2020                                             227,834                                  228,437
Southwest Airlines Co
5.10%, 5/ 1/2006                                             180,943                                  181,022
5.50%, 11/ 1/2006                                            650,000                                  651,663
                                                                                           -------------------
                                                                                                    1,061,122
                                                                                           -------------------
Apparel Manufacturers (0.04%)
Phillips-Van Heusen
8.13%, 5/ 1/2013                                             125,000                                  131,875
7.75%, 11/15/2023                                            475,000                                  497,562
                                                                                           -------------------
                                                                                                      629,437
                                                                                           -------------------
Asset Backed Securities (7.26%)
AAA Trust
4.81%, 2/27/2035 (a)(b)                                    1,500,000                                1,502,680
Ameriquest Mortgage Securities Inc
4.83%, 3/25/2035 (a)                                       1,412,794                                1,414,003
4.76%, 7/25/2035 (a)                                       1,750,000                                1,751,480
Asset Backed Funding Certificates
4.71%, 6/25/2035 (a)                                       5,500,000                                5,500,611
4.77%, 7/25/2035 (a)                                       3,575,000                                3,577,524

Bear Stearns Asset Backed Securities Inc
4.80%, 9/25/2035 (a)                                       8,075,000                                8,076,211
Carrington Mortgage Loan Trust
4.79%, 1/25/2035 (a)                                       1,575,000                                1,576,476
4.68%, 9/25/2035 (a)                                       3,062,812                                3,062,962
4.81%, 12/25/2035 (a)                                      6,172,000                                6,177,999
Chase Funding Mortgage Loan Asset-Backed
4.82%, 9/25/2033 (a)                                         835,414                                  836,849
5.03%, 9/25/2033 (a)                                       1,215,000                                1,217,249
4.76%, 12/25/2033 (a)                                        319,036                                  319,336
Citigroup Mortgage Loan Trust Inc
4.63%, 7/25/2035 (a)                                       2,261,135                                2,261,264
CNH Wholesale Master Note Trust
4.87%, 6/15/2011 (a)                                         650,000                                  649,969
Countrywide Asset-Backed Certificates
4.90%, 10/25/2032 (a)                                        983,431                                  984,962
4.81%, 9/25/2033 (a)                                       1,829,968                                1,831,509
5.05%, 6/25/2035 (a)                                       2,800,000                                2,813,762
5.19%, 12/25/2035 (a)                                      2,600,000                                2,607,972
Countrywide Home Equity Loan Trust
4.70%, 12/15/2035 (a)(c)                                   3,829,044                                3,829,044
GMAC Mortgage Corp Loan Trust
4.59%, 8/25/2035 (a)                                       4,800,000                                4,801,402
4.71%, 8/25/2035 (a)                                       2,225,000                                2,223,227
Long Beach Mortgage Loan Trust
5.06%, 6/25/2034 (a)                                         450,000                                  450,936
5.03%, 2/25/2035 (a)                                       3,000,000                                3,016,146
4.71%, 4/25/2035 (a)                                       4,300,000                                4,301,320
4.64%, 7/25/2035 (a)                                       2,835,771                                2,836,236
Merrill Lynch Mortgage Investors Inc
5.09%, 1/25/2035 (a)                                       1,800,000                                1,805,801
4.71%, 4/25/2036 (a)                                       3,500,000                                3,500,613
4.76%, 7/25/2036 (a)                                       4,700,962                                4,700,807
Morgan Stanley ABS Capital I
4.79%, 7/25/2035 (a)                                       1,800,000                                1,802,198
MSDWCC Heloc Trust
4.72%, 7/25/2017 (a)                                       1,847,584                                1,847,720
Nomura Asset Acceptance Corp
4.76%, 6/25/2035 (a)                                       1,680,566                                1,680,657
Ownit Mortgage Loan Asset Backed Certificates
4.83%, 8/25/2036 (a)                                       3,747,054                                3,746,930
Popular ABS Mortgage Pass-Through Trust
4.79%, 11/25/2035 (a)                                      3,355,000                                3,356,775
Residential Asset Mortgage Products Inc
4.76%, 12/25/2034 (a)                                      1,525,000                                1,526,606
4.80%, 7/25/2035 (a)                                       3,000,000                                3,004,002
Residential Asset Securities Corp
3.28%, 8/25/2029                                             477,903                                  474,960
SACO I Inc
4.80%, 4/25/2035 (a)                                       2,288,885                                2,288,985
Saxon Asset Securities Trust
4.87%, 12/26/2034 (a)                                      4,600,000                                4,607,838
4.75%, 3/25/2035 (a)                                       2,825,000                                2,826,989
5.05%, 3/25/2035 (a)                                       2,500,000                                2,500,568
Securitized Asset Backed Receivables LLC
4.76%, 3/25/2035 (a)                                       2,135,000                                2,135,726
                                                                                           -------------------
                                                                                                  109,428,304
                                                                                           -------------------

Auto - Car & Light Trucks (0.47%)
DaimlerChrysler NA Holding Corp
5.30%, 8/ 8/2006 (a)                                       1,900,000                                1,907,448
4.70%, 3/ 7/2007 (a)                                       2,000,000                                2,000,516
4.96%, 9/10/2007 (a)                                       1,200,000                                1,203,390
4.75%, 1/15/2008                                              75,000                                   74,196
4.88%, 6/15/2010                                           2,000,000                                1,948,150
                                                                                           -------------------
                                                                                                    7,133,700
                                                                                           -------------------
Auto - Medium & Heavy Duty Trucks (0.16%)
Navistar International Corp
9.38%, 6/ 1/2006                                           1,925,000                                1,944,250
7.50%, 6/15/2011                                             150,000                                  148,500
6.25%, 3/ 1/2012                                             400,000                                  374,000
                                                                                           -------------------
                                                                                                    2,466,750
                                                                                           -------------------
Auto/Truck Parts & Equipment - Original (0.14%)
ArvinMeritor Inc
8.75%, 3/ 1/2012                                             375,000                                  371,250
Stanadyne Corp
10.00%, 8/15/2014                                            375,000                                  360,000
Tenneco Inc
10.25%, 7/15/2013                                            500,000                                  560,000
TRW Automotive Inc
9.38%, 2/15/2013                                             300,000                                  326,250
United Components Inc
9.38%, 6/15/2013                                             500,000                                  498,750
                                                                                           -------------------
                                                                                                    2,116,250
                                                                                           -------------------
Automobile Sequential (0.32%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                          2,000,000                                1,951,908
4.84%, 6/15/2010 (a)                                       1,070,000                                1,075,464
M&I Auto Loan Trust
3.04%, 10/20/2008                                            148,446                                  147,601
WFS Financial Owner Trust
4.50%, 5/17/2013                                           1,600,000                                1,571,872
                                                                                           -------------------
                                                                                                    4,746,845
                                                                                           -------------------
Beverages - Non-alcoholic (0.05%)
Bottling Group LLC
4.63%, 11/15/2012                                            110,000                                  107,189
Coca-Cola HBC Finance BV
5.13%, 9/17/2013                                             345,000                                  342,298
Cott Beverages USA Inc
8.00%, 12/15/2011                                            350,000                                  357,875
                                                                                           -------------------
                                                                                                      807,362
                                                                                           -------------------
Beverages - Wine & Spirits (0.12%)
Diageo Capital PLC
4.69%, 4/20/2007 (a)                                       1,800,000                                1,801,159
                                                                                           -------------------

Brewery (0.34%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                         1,175,000                                1,445,250
8.75%, 9/15/2013                                             685,000                                  798,025
Coors Brewing Co
6.38%, 5/15/2012                                             650,000                                  683,021
FBG Finance Ltd
5.13%, 6/15/2015 (b)                                       2,250,000                                2,164,995
                                                                                           -------------------
                                                                                                    5,091,291
                                                                                           -------------------

Broadcasting Services & Programming (0.02%)
Grupo Televisa SA
8.50%, 3/11/2032                                             260,000                                  311,803
                                                                                           -------------------

Building - Residential & Commercial (0.08%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                             800,000                                  836,000
KB Home
7.75%, 2/ 1/2010                                             340,000                                  353,228
                                                                                           -------------------
                                                                                                    1,189,228
                                                                                           -------------------
Building & Construction - Miscellaneous (0.03%)
Dycom Industries Inc
8.13%, 10/15/2015 (b)                                        400,000                                  414,000
                                                                                           -------------------

Building & Construction Products - Miscellaneous (0.46%)
CRH America Inc
6.95%, 3/15/2012                                           1,525,000                                1,643,041
5.30%, 10/15/2013                                            135,000                                  133,229
6.40%, 10/15/2033                                            345,000                                  364,939
Interline Brands Inc
11.50%, 5/15/2011                                            600,000                                  666,000
Macmillan Bloedel Ltd
6.75%, 2/15/2006                                           2,735,000                                2,736,425
Masco Corp
4.71%, 3/ 9/2007 (a)(b)                                    1,400,000                                1,403,339
                                                                                           -------------------
                                                                                                    6,946,973
                                                                                           -------------------
Building Products - Air & Heating (0.02%)
York International Corp
6.63%, 8/15/2006                                             235,000                                  236,526
                                                                                           -------------------

Building Products - Wood (0.03%)
Ainsworth Lumber Co Ltd
7.25%, 10/ 1/2012                                            300,000                                  273,000
6.75%, 3/15/2014                                             175,000                                  151,812
                                                                                           -------------------
                                                                                                      424,812
                                                                                           -------------------
Cable TV (0.51%)
Cablevision Systems Corp
8.72%, 4/ 1/2009 (a)                                         200,000                                  204,250
Charter Communications Operating LLC/Charter
Communication
8.38%, 4/30/2014 (b)                                         650,000                                  649,188
Comcast Cable Communications
8.38%, 5/ 1/2007                                             500,000                                  519,696
Comcast Corp
7.05%, 3/15/2033                                             500,000                                  530,413
COX Communications Inc
4.63%, 1/15/2010                                             805,000                                  777,409
6.75%, 3/15/2011                                             305,000                                  317,034
7.13%, 10/ 1/2012                                            450,000                                  478,935
5.50%, 10/ 1/2015                                            165,000                                  159,237
CSC Holdings Inc
7.25%, 7/15/2008                                             350,000                                  350,875
10.50%, 5/15/2016                                          1,325,000                                1,409,469
Echostar DBS Corp
9.13%, 1/15/2009                                             504,000                                  527,310
6.63%, 10/ 1/2014                                          1,050,000                                1,018,500
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (b)                                        650,000                                  682,500
                                                                                           -------------------
                                                                                                    7,624,816
                                                                                           -------------------
Casino Hotels (0.37%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                           1,060,000                                1,059,533
5.63%, 6/ 1/2015                                             860,000                                  840,732
5.75%, 10/ 1/2017                                          1,290,000                                1,247,369
Mandalay Resort Group
6.45%, 2/ 1/2006                                           1,525,000                                1,525,000
MGM Mirage
6.63%, 7/15/2015                                             500,000                                  502,500
Turning Stone Casino Resort Enterprise
9.13%, 12/15/2010 (b)                                        400,000                                  416,000
                                                                                           -------------------
                                                                                                    5,591,134
                                                                                           -------------------
Cellular Telecommunications (0.77%)
America Movil SA de CV
5.26%, 4/27/2007 (a)                                       1,700,000                                1,703,400
5.50%, 3/ 1/2014                                           1,520,000                                1,483,199
6.38%, 3/ 1/2035                                           1,025,000                                  986,324
Dobson Cellular Systems
9.00%, 11/ 1/2011 (a)                                        400,000                                  416,000
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                           1,545,000                                1,776,135
8.75%, 3/ 1/2031                                             525,000                                  687,969
Nextel Communications Inc
5.95%, 3/15/2014                                           2,875,000                                2,895,401
Rural Cellular Corp
8.25%, 3/15/2012                                             275,000                                  289,781
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                          1,395,000                                1,398,965
                                                                                           -------------------
                                                                                                   11,637,174
                                                                                           -------------------
Chemicals - Diversified (0.32%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                             240,000                                  240,142
7.00%, 3/15/2011                                             920,000                                  983,081
Equistar Chemicals LP/Equistar Funding
10.63%, 5/ 1/2011                                            750,000                                  825,000
ICI Wilmington Inc
5.63%, 12/ 1/2013                                            875,000                                  863,775
Lyondell Chemical Co
9.50%, 12/15/2008                                            451,000                                  472,986
Nova Chemicals Corp
7.56%, 11/15/2013 (a)(b)                                     275,000                                  278,437
Westlake Chemical Corp
8.75%, 7/15/2011                                             452,000                                  493,810
6.63%, 1/15/2016                                             700,000                                  700,875
                                                                                           -------------------
                                                                                                    4,858,106
                                                                                           -------------------
Chemicals - Specialty (0.11%)
Hercules Inc
6.75%, 10/15/2029                                            400,000                                  385,000
Nalco Co
8.88%, 11/15/2013                                            425,000                                  444,125
OM Group Inc
9.25%, 12/15/2011                                            400,000                                  400,000
Rhodia SA
7.63%, 6/ 1/2010                                             475,000                                  477,375
                                                                                           -------------------
                                                                                                    1,706,500
                                                                                           -------------------
Coal (0.08%)
Alpha Natural Resources LLC/Alpha Natural Resources
Capital
10.00%, 6/ 1/2012                                            710,000                                  781,000

Massey Energy Co
6.88%, 12/15/2013 (b)                                        450,000                                  453,937
                                                                                           -------------------
                                                                                                    1,234,937
                                                                                           -------------------
Coatings & Paint (0.06%)
Resolution Performance Products LLC/RPP
8.00%, 12/15/2009                                            400,000                                  408,500
Valspar Corp
6.00%, 5/ 1/2007                                             465,000                                  467,918
                                                                                           -------------------
                                                                                                      876,418
                                                                                           -------------------
Commercial Banks (0.72%)
American Express Centurion Bank
4.57%, 7/19/2007 (a)                                       2,000,000                                2,002,682
BOI Capital Funding No 2 LP
5.57%, 8/ 1/2099 (a)(b)                                    1,345,000                                1,335,780
HSBC Holdings PLC
5.25%, 12/12/2012                                            100,000                                  100,009
KeyBank NA
4.32%, 8/ 8/2007 (a)                                         750,000                                  750,481
4.41%, 11/ 3/2009 (a)                                      2,000,000                                2,003,230
Royal Bank of Scotland Group PLC
5.00%, 10/ 1/2014                                            220,000                                  216,297
Union Planters Bank NA
5.13%, 6/15/2007                                             310,000                                  309,689
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (b)                                         325,000                                  306,758
US Bank NA
6.38%, 8/ 1/2011                                             275,000                                  291,022
VTB Capital SA for Vneshtorgbank
5.25%, 9/21/2007 (a)(b)                                    1,410,000                                1,412,115
Wachovia Bank NA
4.88%, 2/ 1/2015                                           1,805,000                                1,741,910
Wachovia Bank NA/Charlotte
7.80%, 8/18/2010                                             385,000                                  426,613
                                                                                           -------------------
                                                                                                   10,896,586
                                                                                           -------------------
Commercial Services (0.19%)
Coinmach Corp
9.00%, 2/ 1/2010                                           1,000,000                                1,045,000
Iron Mountain Inc
8.25%, 7/ 1/2011                                           1,175,000                                1,192,625
6.63%, 1/ 1/2016                                             325,000                                  305,500
Quintiles Transnational Corp
10.00%, 10/ 1/2013                                           250,000                                  277,500
                                                                                           -------------------
                                                                                                    2,820,625
                                                                                           -------------------
Commercial Services - Finance (0.04%)
Cardtronics Inc
9.25%, 8/15/2013 (b)                                         600,000                                  601,500
                                                                                           -------------------

Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013 (b)                                         425,000                                  442,000
                                                                                           -------------------

Computers - Integrated Systems (0.01%)
NCR Corp
7.13%, 6/15/2009                                             100,000                                  104,193
                                                                                           -------------------

Consumer Products - Miscellaneous (0.15%)
Fortune Brands Inc
5.13%, 1/15/2011                                             630,000                                  626,310
Fortune Brands Inc (continued)
5.38%, 1/15/2016                                           1,450,000                                1,424,222
5.88%, 1/15/2036                                             175,000                                  169,370
                                                                                           -------------------
                                                                                                    2,219,902
                                                                                           -------------------
Containers - Metal & Glass (0.17%)
Crown Americas LLC and Crown Americas Capital Corp
7.63%, 11/15/2013 (b)                                        250,000                                  258,750
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                           1,500,000                                1,565,625
8.75%, 11/15/2012                                            750,000                                  806,250
                                                                                           -------------------
                                                                                                    2,630,625
                                                                                           -------------------
Containers - Paper & Plastic (0.08%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                             500,000                                  492,500
Jefferson Smurfit Corp US
7.50%, 6/ 1/2013                                             400,000                                  363,000
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)                                        375,000                                  384,375
                                                                                           -------------------
                                                                                                    1,239,875
                                                                                           -------------------
Credit Card Asset Backed Securities (2.35%)
American Express Credit Account Master
4.72%, 9/15/2011 (a)                                         600,000                                  602,150
Bank One Issuance Trust
3.59%, 5/17/2010                                           1,000,000                                  979,381
4.79%, 3/15/2012 (a)                                       3,550,000                                3,568,130
Capital One Multi-Asset Execution Trust
4.69%, 12/15/2009 (a)                                      1,690,000                                1,691,835
Chase Credit Card Master Trust
4.67%, 5/15/2009 (a)                                       2,250,000                                2,249,899
4.82%, 10/15/2010 (a)                                      1,550,000                                1,557,558
4.80%, 1/17/2011 (a)                                       3,100,000                                3,114,992
4.82%, 2/15/2011 (a)                                       2,500,000                                2,516,452
Citibank Credit Card Issuance Trust
4.85%, 6/25/2009 (a)                                       3,250,000                                3,258,434
4.71%, 5/20/2011 (a)                                       2,300,000                                2,304,855
Citibank Credit Card Master Trust I
4.77%, 3/10/2011 (a)                                       1,875,000                                1,883,822
Discover Card Master Trust I
5.75%, 12/15/2008                                          1,000,000                                1,002,977
First USA Credit Card Master Trust
4.84%, 4/18/2011 (a)                                       3,650,000                                3,672,875
GE Capital Credit Card Master Note Trust
4.77%, 6/15/2010 (a)                                       2,000,000                                2,004,452
MBNA Credit Card Master Note Trust
4.85%, 10/15/2009 (a)                                      1,600,000                                1,605,176
Providian Master Note Trust
5.10%, 11/15/2012 (b)                                      3,350,000                                3,347,644
                                                                                           -------------------
                                                                                                   35,360,632
                                                                                           -------------------
Cruise Lines (0.23%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                          1,500,000                                1,538,861
8.75%, 2/ 2/2011                                           1,672,000                                1,885,733
                                                                                           -------------------
                                                                                                    3,424,594
                                                                                           -------------------
Data Processing & Management (0.02%)
Certegy Inc
4.75%, 9/15/2008                                             325,000                                  324,279
                                                                                           -------------------


Dialysis Centers (0.03%)
DaVita Inc
7.25%, 3/15/2015                                             400,000                                  402,500
                                                                                           -------------------

Diversified Financial Services (0.08%)
General Electric Capital Corp
4.63%, 9/15/2009                                             285,000                                  281,273
4.25%, 12/ 1/2010                                            735,000                                  709,895
6.75%, 3/15/2032                                             125,000                                  145,164
                                                                                           -------------------
                                                                                                    1,136,332
                                                                                           -------------------
Diversified Manufacturing Operations (0.30%)
General Electric Co
5.00%, 2/ 1/2013                                             840,000                                  833,187
Invensys PLC
9.88%, 3/15/2011 (b)                                         500,000                                  512,500
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                             400,000                                  425,000
JB Poindexter & Co Inc
8.75%, 3/15/2014                                             400,000                                  331,000
Tyco International Group SA
6.38%, 2/15/2006                                             665,000                                  665,299
6.38%, 10/15/2011                                          1,140,000                                1,193,336
6.88%, 1/15/2029                                             500,000                                  549,476
                                                                                           -------------------
                                                                                                    4,509,798
                                                                                           -------------------
Diversified Minerals (0.13%)
Vale Overseas Ltd
6.25%, 1/11/2016                                           2,000,000                                2,000,000
                                                                                           -------------------

Diversified Operations (0.08%)
Noble Group Ltd
6.63%, 3/17/2015 (b)                                       1,285,000                                1,182,957
                                                                                           -------------------

Diversified Operations & Commercial Services (0.02%)
Chemed Corp
8.75%, 2/24/2011                                             350,000                                  372,313
                                                                                           -------------------

E-Commerce - Products (0.02%)
FTD Inc
7.75%, 2/15/2014                                             225,000                                  224,437
                                                                                           -------------------

Electric - Distribution (0.08%)
Detroit Edison Co
5.70%, 10/ 1/2037                                          1,300,000                                1,258,107
                                                                                           -------------------

Electric - Generation (0.12%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                           460,650                                  497,502
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (b)                                         280,000                                  273,632
Tenaska Oklahoma
6.53%, 12/30/2014 (b)                                        475,076                                  466,050
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (b)                                         503,576                                  509,870
                                                                                           -------------------
                                                                                                    1,747,054
                                                                                           -------------------
Electric - Integrated (3.70%)
Alabama Power Co
4.58%, 8/25/2009 (a)                                       1,000,000                                1,002,332

AmerenUE
5.40%, 2/ 1/2016                                           1,605,000                                1,601,440
5.10%, 10/ 1/2019                                          1,560,000                                1,484,805
Appalachian Power Co
4.85%, 6/29/2007 (a)                                       2,500,000                                2,507,300
Arizona Public Service Co
6.50%, 3/ 1/2012                                           2,640,000                                2,758,203
5.80%, 6/30/2014                                             555,000                                  560,885
Carolina Power & Light Co
6.65%, 4/ 1/2008                                             200,000                                  205,517
6.50%, 7/15/2012                                             200,000                                  212,076
5.25%, 12/15/2015                                            935,000                                  924,387
Centerpoint Energy Inc
5.88%, 6/ 1/2008                                             355,000                                  359,330
Cincinnati Gas & Electric
5.40%, 6/15/2033                                             145,000                                  132,712
Consumers Energy Co
4.25%, 4/15/2008                                             140,000                                  137,123
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (a)                                        600,000                                  593,080
Dominion Resources Inc/VA
4.64%, 5/15/2006 (a)                                       2,345,000                                2,346,848
4.82%, 9/28/2007 (a)                                       1,440,000                                1,440,570
8.13%, 6/15/2010                                             725,000                                  800,752
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                           1,500,000                                1,464,256
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                             345,000                                  331,637
5.21%, 12/ 8/2008 (a)(b)                                   1,465,000                                1,464,953
Entergy Louisiana Inc
5.83%, 11/ 1/2010                                            350,000                                  349,817
Exelon Corp
4.45%, 6/15/2010                                             575,000                                  556,266
6.75%, 5/ 1/2011                                             355,000                                  376,365
FirstEnergy Corp
5.50%, 11/15/2006                                            400,000                                  401,094
6.45%, 11/15/2011                                          1,705,000                                1,792,397
Florida Power & Light Co
5.40%, 9/ 1/2035                                           1,370,000                                1,314,146
FPL Group Capital Inc
3.25%, 4/11/2006                                             560,000                                  558,295
Georgia Power Co
4.53%, 2/17/2009 (a)                                       2,650,000                                2,656,225
Indianapolis Power & Light
7.38%, 8/ 1/2007                                             620,000                                  637,103
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                            380,000                                  376,374
3.50%, 5/15/2008                                             975,000                                  938,515
Nisource Finance Corp
3.20%, 11/ 1/2006                                            565,000                                  557,226
Northeast Utilities
3.30%, 6/ 1/2008                                             460,000                                  440,203
Northern States Power-Minnesota
5.25%, 7/15/2035                                             770,000                                  725,397
Ohio Power Co
4.85%, 1/15/2014                                             510,000                                  490,169
Pepco Holdings Inc
3.75%, 2/15/2006                                           1,070,000                                1,069,550
Pinnacle West Capital Corp
6.40%, 4/ 1/2006                                           2,375,000                                2,382,139
Power Contract Financing LLC
5.20%, 2/ 1/2006 (b)                                          89,434                                   89,434
PPL Energy Supply LLC
6.40%, 11/ 1/2011                                             50,000                                   52,527
5.40%, 8/15/2014                                             735,000                                  724,678
Progress Energy Inc
6.75%, 3/ 1/2006                                             534,000                                  534,781
PSEG Power LLC
6.88%, 4/15/2006                                             900,000                                  903,380
3.75%, 4/ 1/2009                                           2,750,000                                2,632,132
6.95%, 6/ 1/2012                                           1,685,000                                1,815,867
PSI Energy Inc
5.00%, 9/15/2013                                             325,000                                  316,377
6.12%, 10/15/2035                                          1,200,000                                1,203,798
Puget Energy Inc
3.36%, 6/ 1/2008                                             350,000                                  336,600
Southern California Edison Co
5.00%, 1/15/2014                                             500,000                                  491,341
5.00%, 1/15/2016                                             980,000                                  956,798
5.35%, 7/15/2035                                           1,680,000                                1,592,830
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                           3,175,000                                3,318,281
7.25%, 1/15/2033                                             115,000                                  132,787
TXU Energy Co LLC
6.13%, 3/15/2008                                           2,805,000                                2,843,395
Virginia Electric and Power Co
5.75%, 3/31/2006                                             225,000                                  225,238
4.50%, 12/15/2010                                            325,000                                  314,442
                                                                                           -------------------
                                                                                                   55,821,502
                                                                                           -------------------
Electronic Components - Miscellaneous (0.10%)
Celestica Inc
7.88%, 7/ 1/2011                                             350,000                                  352,625
7.63%, 7/ 1/2013                                             100,000                                   97,750
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                             500,000                                  510,000
Flextronics International Ltd
6.25%, 11/15/2014                                            500,000                                  487,500
                                                                                           -------------------
                                                                                                    1,447,875
                                                                                           -------------------
Electronic Components - Semiconductors (0.06%)
Amkor Technology Inc
9.25%, 2/15/2008                                             350,000                                  343,000
Avago Technologies Finance Pte/Avago Technologies
US/Avago
10.13%, 12/ 1/2013 (b)                                       150,000                                  153,749
STATS ChipPAC Ltd
6.75%, 11/15/2011                                            375,000                                  366,563
                                                                                           -------------------
                                                                                                      863,312
                                                                                           -------------------
Electronic Connectors (0.09%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                           1,330,000                                1,360,009
                                                                                           -------------------

Electronics - Military (0.03%)
L-3 Communications Corp
5.88%, 1/15/2015                                             400,000                                  386,000
                                                                                           -------------------

Export & Import Bank (0.05%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                             740,000                                  726,437
                                                                                           -------------------

Federal & Federally Sponsored Credit (0.01%)
Federal Farm Credit Bank
7.25%, 6/12/2007                                             180,000                                  185,665
                                                                                           -------------------

Filtration & Separation Products (0.02%)
Polypore Inc
8.75%, 5/15/2012                                             250,000                                  227,500
                                                                                           -------------------

Finance - Auto Loans (0.42%)
American Honda Finance Corp
4.58%, 3/ 8/2007 (a)(b)                                    3,000,000                                3,004,368
Ford Motor Credit Co
6.88%, 2/ 1/2006                                             160,000                                  160,000
6.50%, 1/25/2007                                             905,000                                  895,265
6.63%, 6/16/2008                                             175,000                                  164,672
5.63%, 10/ 1/2008                                            175,000                                  159,100
General Motors Acceptance Corp
6.88%, 9/15/2011                                             800,000                                  763,785
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (b)                                       1,150,000                                1,119,300
                                                                                           -------------------
                                                                                                    6,266,490
                                                                                           -------------------
Finance - Commercial (0.58%)
Caterpillar Financial Services Corp
4.65%, 7/27/2007 (a)                                       3,000,000                                3,002,292
5.05%, 12/ 1/2010                                          1,375,000                                1,374,137
CIT Group Inc
4.54%, 2/15/2007 (a)                                         875,000                                  876,780
Textron Financial Corp
4.55%, 8/29/2006 (a)                                       1,500,000                                1,501,321
4.89%, 10/ 6/2006 (a)                                      2,000,000                                2,005,100
                                                                                           -------------------
                                                                                                    8,759,630
                                                                                           -------------------
Finance - Consumer Loans (0.90%)
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                            650,000                                  651,472
HSBC Finance Corp
5.75%, 1/30/2007                                             700,000                                  704,695
4.63%, 1/15/2008                                             100,000                                   99,312
4.13%, 12/15/2008                                            900,000                                  876,912
4.13%, 11/16/2009                                          1,750,000                                1,685,451
4.62%, 11/16/2009 (a)                                      3,275,000                                3,283,188
6.38%, 10/15/2011                                            110,000                                  115,836
7.00%, 5/15/2012                                           2,095,000                                2,273,029
4.75%, 7/15/2013                                             430,000                                  411,813
SLM Corp
4.76%, 7/27/2009 (a)                                       3,500,000                                3,491,674
                                                                                           -------------------
                                                                                                   13,593,382
                                                                                           -------------------
Finance - Credit Card (0.77%)
Capital One Bank
6.88%, 2/ 1/2006                                           2,935,000                                2,935,000
5.00%, 6/15/2009                                           2,165,000                                2,148,308
5.13%, 2/15/2014                                             425,000                                  415,753
Capital One Financial Corp
4.80%, 2/21/2012                                             735,000                                  710,388
MBNA Corp
4.72%, 5/ 5/2008 (a)                                       1,875,000                                1,889,914
MBNA Europe Funding Plc
4.55%, 9/ 7/2007 (a)(b)                                    3,500,000                                3,501,246
                                                                                           -------------------
                                                                                                   11,600,609
                                                                                           -------------------

                                                                                           -------------------
Finance - Investment Banker & Broker (3.22%)
Bear Stearns Cos Inc/The
3.00%, 3/30/2006                                             780,000                                  777,827
5.30%, 10/30/2015                                            790,000                                  782,390
Citigroup Inc
4.52%, 5/18/2010 (a)                                       5,550,000                                5,556,549
5.00%, 9/15/2014                                             415,000                                  405,483
5.30%, 1/ 7/2016                                           1,400,000                                1,398,314
6.63%, 6/15/2032                                             470,000                                  524,747
5.88%, 2/22/2033                                             230,000                                  234,230
Credit Suisse First Boston USA Inc
4.84%, 1/15/2010 (a)                                       1,500,000                                1,504,110
E*Trade Financial Corp
8.00%, 6/15/2011                                             500,000                                  520,000
Goldman Sachs Group Inc
3.88%, 1/15/2009                                             790,000                                  764,578
6.65%, 5/15/2009                                              75,000                                   78,450
4.94%, 7/23/2009 (a)                                       2,000,000                                2,011,870
4.62%, 3/ 2/2010 (a)                                       1,500,000                                1,500,105
6.60%, 1/15/2012                                           1,275,000                                1,359,567
5.25%, 4/ 1/2013                                             735,000                                  728,246
5.25%, 10/15/2013                                            175,000                                  173,169
5.15%, 1/15/2014                                             305,000                                  299,846
5.13%, 1/15/2015                                           2,540,000                                2,484,054
Jefferies Group Inc
6.25%, 1/15/2036                                           1,120,000                                1,100,668
JPMorgan Chase & Co
4.64%, 3/ 9/2009 (a)                                       2,000,000                                2,005,642
4.75%, 3/ 1/2015                                           2,135,000                                2,054,017
5.25%, 5/ 1/2015                                           3,665,000                                3,608,742
Lehman Brothers Holdings E-Capital Trust I
5.15%, 8/19/2065 (a)(b)                                      305,000                                  305,821
Lehman Brothers Holdings Inc
4.56%, 11/10/2009 (a)                                      3,000,000                                3,012,819
5.00%, 1/14/2011                                           1,680,000                                1,669,834
Merrill Lynch & Co Inc
4.54%, 2/ 6/2009 (a)                                       2,275,000                                2,281,850
4.51%, 2/ 5/2010 (a)                                       1,500,000                                1,501,572
5.45%, 7/15/2014                                             450,000                                  452,709
Morgan Stanley
4.71%, 1/12/2007 (a)                                       1,100,000                                1,101,120
4.88%, 1/15/2010 (a)                                       3,925,000                                3,937,211
6.75%, 4/15/2011                                             640,000                                  685,431
5.30%, 3/ 1/2013                                             455,000                                  453,495
4.75%, 4/ 1/2014                                           3,465,000                                3,297,214
                                                                                           -------------------
                                                                                                   48,571,680
                                                                                           -------------------
Finance - Leasing Company (0.15%)
Boeing Capital Corp
5.65%, 5/15/2006                                             200,000                                  200,678
International Lease Finance Corp
5.00%, 1/15/2010 (a)                                       2,000,000                                2,010,466
                                                                                           -------------------
                                                                                                    2,211,144
                                                                                           -------------------
Finance - Mortgage Loan/Banker (4.04%)
Countrywide Financial Corp
4.77%, 12/19/2008 (a)                                      1,665,000                                1,664,690
Countrywide Home Loans Inc
4.90%, 6/ 2/2006 (a)                                         775,000                                  775,968
5.50%, 2/ 1/2007                                             255,000                                  255,855
4.59%, 11/16/2007 (a)                                        750,000                                  751,454

Countrywide Home Loans Inc (continued)
4.25%, 12/19/2007                                            240,000                                  236,313
Fannie Mae
2.30%, 3/28/2006                                             675,000                                  672,489
3.70%, 11/ 1/2007                                          1,870,000                                1,835,914
2.88%, 5/19/2008                                             825,000                                  791,187
3.88%, 11/17/2008                                          1,275,000                                1,241,697
5.25%, 1/15/2009                                             350,000                                  354,564
7.25%, 1/15/2010                                             250,000                                  271,438
6.00%, 5/15/2011                                              75,000                                   79,077
4.75%, 2/21/2013                                           1,350,000                                1,329,935
4.83%, 2/25/2018 (a)                                       1,431,641                                1,435,389
4.78%, 11/25/2022 (a)                                      1,697,404                                1,702,805
4.73%, 1/25/2023 (a)                                       2,159,707                                2,163,366
6.25%, 5/15/2029                                           1,000,000                                1,164,446
7.25%, 5/15/2030                                           4,400,000                                5,723,296
4.83%, 2/25/2032 (a)                                       3,485,113                                3,490,383
4.78%, 3/25/2035 (a)                                       1,407,551                                1,406,331
Fannie Mae Whole Loan
4.73%, 5/25/2035 (a)                                       3,034,260                                3,048,855
Freddie Mac
2.65%, 5/30/2008                                           2,025,000                                1,930,718
4.75%, 5/ 6/2013                                           1,150,000                                1,108,455
4.63%, 5/28/2013                                             925,000                                  885,245
4.50%, 7/15/2013                                           7,500,000                                7,330,575
4.77%, 6/15/2018 (a)                                       1,736,836                                1,741,606
4.92%, 6/15/2023 (a)                                       2,010,764                                2,028,853
4.82%, 2/15/2030 (a)                                       1,398,441                                1,403,223
4.82%, 5/15/2030 (a)                                       1,118,978                                1,120,042
6.75%, 3/15/2031                                           1,303,000                                1,618,387
6.25%, 7/15/2032                                           7,550,000                                8,851,975
Residential Capital Corp
5.90%, 6/29/2007 (a)                                       2,025,000                                2,038,887
Thornburg Mortgage Inc
8.00%, 5/15/2013                                             475,000                                  467,875
                                                                                           -------------------
                                                                                                   60,921,293
                                                                                           -------------------
Finance - Other Services (0.16%)
American Real Estate Partners LP/American Real Estate
Financ
7.13%, 2/15/2013                                             250,000                                  253,125
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                             425,000                                  418,625
PCCW HKT Capital Ltd
5.25%, 7/20/2015 (b)                                       1,750,000                                1,667,263
                                                                                           -------------------
                                                                                                    2,339,013
                                                                                           -------------------
Food - Miscellaneous/Diversified (0.17%)
Corn Products International Inc
8.45%, 8/15/2009                                             470,000                                  515,270
HJ Heinz Co
6.43%, 12/ 1/2008 (a)(b)                                     500,000                                  514,585
Kraft Foods Inc
4.63%, 11/ 1/2006                                          1,525,000                                1,520,982
                                                                                           -------------------
                                                                                                    2,550,837
                                                                                           -------------------
Food - Retail (0.16%)
Delhaize America Inc
7.38%, 4/15/2006                                             685,000                                  687,701
Safeway Inc
7.00%, 9/15/2007                                             440,000                                  451,286

Safeway Inc (continued)
5.80%, 8/15/2012                                           1,200,000                                1,198,039
                                                                                           -------------------
                                                                                                    2,337,026
                                                                                           -------------------
Food - Wholesale & Distribution (0.01%)
Sysco International Co
6.10%, 6/ 1/2012                                             100,000                                  104,554
                                                                                           -------------------

Gas - Distribution (0.04%)
Sempra Energy
4.75%, 5/15/2009                                             675,000                                  665,150
                                                                                           -------------------

Home Equity - Other (8.35%)
ACE Securities Corp
4.76%, 3/25/2035 (a)                                       1,050,000                                1,050,894
4.74%, 5/25/2035 (a)                                       1,115,000                                1,116,393
4.64%, 7/25/2035 (a)                                       4,140,533                                4,140,715
4.74%, 8/25/2035 (a)                                       6,050,000                                6,049,794
4.74%, 9/25/2035 (a)                                       4,875,000                                4,874,834
4.73%, 10/25/2035 (a)                                      5,100,000                                5,099,827
Asset Backed Funding Certificates
4.79%, 2/25/2035 (a)                                       1,418,539                                1,418,884
Bear Stearns Asset Backed Securities Inc
5.13%, 3/25/2034 (a)                                       1,515,000                                1,514,944
4.77%, 2/25/2035 (a)                                       3,125,000                                3,126,784
CDC Mortgage Capital Trust
5.10%, 6/25/2034 (a)                                         700,000                                  703,072
Countrywide Asset-Backed Certificates
4.85%, 8/25/2032 (a)                                       3,572,701                                3,575,941
First NLC Trust
4.76%, 5/25/2035 (a)                                       6,347,803                                6,347,587
4.86%, 5/25/2035 (a)                                       1,622,442                                1,619,684
4.76%, 12/25/2035 (a)                                      6,600,000                                6,599,776
First-Citizens Home Equity Loan LLC
4.68%, 9/15/2022 (a)(b)                                    2,311,531                                2,317,941
Indymac Residential Asset Backed Trust
4.77%, 8/25/2035 (a)                                       3,500,000                                3,503,640
IXIS Real Estate Capital Trust
4.77%, 12/25/2035 (a)                                      2,375,000                                2,376,681
JP Morgan Mortgage Acquisition Corp
4.79%, 7/25/2035 (a)                                       6,200,000                                6,208,934
Master Asset Backed Securities Trust
4.76%, 12/25/2034 (a)                                      2,691,952                                2,693,907
Merrill Lynch Mortgage Investors Inc
4.73%, 2/25/2036 (a)                                       2,700,000                                2,700,829
Morgan Stanley ABS Capital I
4.75%, 12/25/2034 (a)                                      5,262,506                                5,267,558
5.40%, 12/25/2034 (a)                                      1,500,000                                1,499,460
4.63%, 7/25/2035 (a)                                       1,986,651                                1,986,755
4.78%, 9/25/2035 (a)                                       5,500,000                                5,504,235
Morgan Stanley Home Equity Loans
4.64%, 8/25/2035 (a)                                       4,162,530                                4,162,755
New Century Home Equity Loan Trust
5.25%, 1/25/2034 (a)                                       1,500,000                                1,512,342
4.82%, 3/25/2035 (a)                                       2,206,586                                2,208,300
Nomura Home Equity Loan Inc
4.65%, 5/25/2035 (a)                                       3,654,741                                3,655,406
4.75%, 5/25/2035 (a)                                       2,000,000                                2,002,998
Option One Mortgage Loan Trust
5.06%, 5/25/2034 (a)                                       1,250,000                                1,254,964

Option One Mortgage Loan Trust (continued)
5.58%, 5/25/2034 (a)                                       1,250,000                                1,249,954
4.83%, 11/25/2034 (a)                                        396,744                                  397,141
4.77%, 2/25/2035 (a)                                       2,237,905                                2,240,071
5.53%, 2/25/2035 (a)                                         600,000                                  603,629
4.75%, 5/25/2035 (a)                                       3,000,000                                3,002,328
Residential Asset Securities Corp
6.33%, 4/25/2032 (a)                                         208,360                                  208,539
4.97%, 10/25/2033 (a)                                      1,095,802                                1,098,014
5.12%, 12/25/2033 (a)                                      2,000,000                                2,010,868
5.68%, 3/25/2035 (a)                                       1,050,000                                1,046,919
4.73%, 5/25/2035 (a)                                       2,475,000                                2,475,849
4.73%, 6/25/2035 (a)                                       3,750,000                                3,756,375
4.69%, 7/25/2035 (a)                                       5,928,000                                5,928,889
Saxon Asset Securities Trust
5.66%, 3/25/2035 (a)                                       1,800,000                                1,812,118
Structured Asset Securities Corp
4.75%, 3/25/2035 (a)                                       2,725,000                                2,725,940
Wells Fargo Home Equity Trust
5.03%, 4/25/2034 (a)                                       1,140,000                                1,139,976
                                                                                           -------------------
                                                                                                  125,792,444
                                                                                           -------------------
Home Equity - Sequential (0.16%)
Ameriquest Mortgage Securities Inc
4.37%, 10/25/2033                                            913,287                                  909,991
Residential Asset Securities Corp
4.70%, 10/25/2031                                          1,500,000                                1,493,997
                                                                                           -------------------
                                                                                                    2,403,988
                                                                                           -------------------
Hotels & Motels (0.08%)
HMH Properties Inc
7.88%, 8/ 1/2008                                           1,140,000                                1,151,400
                                                                                           -------------------

Independent Power Producer (0.08%)
NRG Energy Inc
7.25%, 2/ 1/2014 (d)                                         775,000                                  785,656
Reliant Energy Inc
9.50%, 7/15/2013                                             250,000                                  247,500
6.75%, 12/15/2014                                            200,000                                  172,000
                                                                                           -------------------
                                                                                                    1,205,156
                                                                                           -------------------
Industrial Automation & Robots (0.03%)
Intermec Inc
7.00%, 3/15/2008                                             450,000                                  454,500
                                                                                           -------------------

Industrial Gases (0.02%)
Praxair Inc
6.50%, 3/ 1/2008                                             235,000                                  242,000
                                                                                           -------------------

Insurance Brokers (0.08%)
Marsh & McLennan Cos Inc
4.72%, 7/13/2007 (a)                                       1,275,000                                1,272,959
                                                                                           -------------------

Investment Companies (0.11%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (b)                                       1,700,000                                1,669,597
                                                                                           -------------------


Investment Management & Advisory Services (0.12%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                          1,860,000                                1,868,973
                                                                                           -------------------

Life & Health Insurance (0.64%)
Hartford Life Global Funding Trusts
4.66%, 9/15/2009 (a)                                       3,475,000                                3,481,655
Pacific Life Global Funding
4.73%, 6/22/2011 (a)(b)                                    2,500,000                                2,500,342
Sun Life Financial Global Funding LP
4.78%, 7/ 6/2010 (a)(b)                                    1,750,000                                1,752,154
Torchmark Corp
6.25%, 12/15/2006                                            500,000                                  503,137
UnumProvident Finance Co PLC
6.85%, 11/15/2015 (b)                                      1,300,000                                1,356,381
                                                                                           -------------------
                                                                                                    9,593,669
                                                                                           -------------------
Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
5.13%, 6/ 1/2007                                             175,000                                  174,994
                                                                                           -------------------

Machinery - Construction & Mining (0.04%)
Terex Corp
9.25%, 7/15/2011                                             600,000                                  640,500
                                                                                           -------------------

Machinery - Farm (0.03%)
Case New Holland Inc
9.25%, 8/ 1/2011                                             475,000                                  508,250
                                                                                           -------------------

Machinery - Material Handling (0.03%)
Columbus McKinnon Corp/NY
10.00%, 8/ 1/2010                                            347,000                                  383,435
                                                                                           -------------------

Machinery Tools & Related Products (0.11%)
Kennametal Inc
7.20%, 6/15/2012                                           1,525,000                                1,648,848
                                                                                           -------------------

Medical  - Outpatient & Home Medical Care (0.02%)
Select Medical Corp
7.63%, 2/ 1/2015                                             350,000                                  311,500
                                                                                           -------------------

Medical - Drugs (0.11%)
Biovail Corp
7.88%, 4/ 1/2010                                             500,000                                  516,875
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                             375,000                                  374,174
6.15%, 2/ 1/2036                                             750,000                                  753,481
                                                                                           -------------------
                                                                                                    1,644,530
                                                                                           -------------------
Medical - HMO (0.38%)
Coventry Health Care Inc
5.88%, 1/15/2012                                           2,892,000                                2,906,460
WellPoint Inc
5.00%, 1/15/2011                                             350,000                                  347,415
5.25%, 1/15/2016                                           1,450,000                                1,431,163
5.85%, 1/15/2036                                           1,100,000                                1,095,312
                                                                                           -------------------
                                                                                                    5,780,350
                                                                                           -------------------

Medical - Hospitals (0.26%)
HCA Inc
7.13%, 6/ 1/2006                                             435,000                                  437,566
5.25%, 11/ 6/2008                                          1,190,000                                1,179,771
6.95%, 5/ 1/2012                                           1,340,000                                1,378,725
9.00%, 12/15/2014                                            200,000                                  229,934
8.36%, 4/15/2024                                             150,000                                  162,106
United Surgical Partners International
10.00%, 12/15/2011                                           550,000                                  589,875
                                                                                           -------------------
                                                                                                    3,977,977
                                                                                           -------------------
Medical - Wholesale Drug Distribution (0.13%)
AmerisourceBergen Corp
5.63%, 9/15/2012 (b)                                       1,950,000                                1,954,875
                                                                                           -------------------

Medical Instruments (0.18%)
Boston Scientific Corp
5.50%, 11/15/2015                                            750,000                                  761,846
Medtronic Inc
4.75%, 9/15/2015 (b)                                       2,065,000                                1,987,699
                                                                                           -------------------
                                                                                                    2,749,545
                                                                                           -------------------
Medical Laboratory & Testing Service (0.08%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015 (b)                                      1,200,000                                1,196,304
                                                                                           -------------------

Metal - Diversified (0.14%)
Earle M Jorgensen Co
9.75%, 6/ 1/2012                                             450,000                                  488,250
Falconbridge Ltd
7.35%, 6/ 5/2012                                             500,000                                  542,522
5.38%, 6/ 1/2015                                             640,000                                  614,817
Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014                                             500,000                                  506,875
                                                                                           -------------------
                                                                                                    2,152,464
                                                                                           -------------------
Metal Processors & Fabrication (0.02%)
Trimas Corp
9.88%, 6/15/2012                                             300,000                                  256,500
                                                                                           -------------------

Miscellaneous Manufacturers (0.03%)
Samsonite Corp
8.88%, 6/ 1/2011                                             450,000                                  474,750
                                                                                           -------------------

Mortgage Backed Securities (13.07%)
ACT Depositor Corp
4.81%, 9/22/2041 (a)(b)(c)                                 6,250,000                                6,250,000
Adjustable Rate Mortgage Trust
5.10%, 2/25/2035 (a)                                       2,000,000                                2,008,808
5.13%, 11/25/2035                                          1,600,000                                1,578,141
Banc of America Commercial Mortgage Inc
0.14%, 11/10/2038 (a)(b)                                   9,780,646                                  183,426
0.05%, 7/10/2043 (a)(b)                                   161,020,417                               1,897,304
4.67%, 7/10/2043                                           3,000,000                                2,869,224
4.86%, 7/10/2043                                           3,000,000                                2,909,631
Bear Stearns Adjustable Rate Mortgage Trust
3.51%, 6/25/2034 (a)                                         855,000                                  824,088
5.17%, 8/25/2035                                           3,349,106                                3,337,257
Bear Stearns Alt-A Trust
4.81%, 7/25/2035 (a)                                       1,107,372                                1,108,138

Bear Stearns Commercial Mortgage Securities Inc
4.79%, 6/15/2017 (a)(b)                                    2,750,000                                2,751,298
0.58%, 5/11/2039 (a)(b)                                    7,367,618                                  162,655
Bella Vista Mortgage Trust
4.81%, 1/22/2045 (a)                                       2,269,542                                2,268,680
4.74%, 5/20/2045 (a)                                       2,728,185                                2,741,780
Chase Commercial Mortgage Securities Corp
7.03%, 1/15/2032                                              85,023                                   85,855
Chase Manhattan Bank-First Union National
7.13%, 8/15/2031                                             216,347                                  218,862
Countrywide Alternative Loan Trust
5.00%, 10/25/2018                                          1,910,807                                1,871,674
4.78%, 5/25/2034 (a)                                       2,250,000                                2,249,613
4.75%, 5/25/2035 (a)                                          85,837                                   86,401
4.79%, 7/20/2035 (a)(c)                                    2,961,505                                2,966,139
Countrywide Asset-Backed Certificates
4.66%, 11/25/2035 (a)                                      3,701,118                                3,701,166
4.81%, 11/25/2035 (a)                                      2,325,000                                2,325,314
4.80%, 1/25/2036 (a)                                       6,000,000                                6,004,608
Countrywide Home Loan Mortgage Pass Through
4.50%, 1/25/2033                                              56,445                                   55,852
4.59%, 12/19/2033 (a)                                      1,000,000                                  958,500
CS First Boston Mortgage Securities Corp
1.43%, 3/15/2036 (a)(b)                                   12,887,351                                  463,622
0.52%, 5/15/2036 (a)(b)                                   14,059,757                                  228,288
0.64%, 7/15/2036 (a)(b)                                   13,902,617                                  355,017
0.07%, 11/15/2037 (a)(b)                                  23,257,055                                  488,794
7.64%, 9/15/2041 (a)                                         470,000                                  508,509
First Union National Bank Commercial Mortgage
8.09%, 5/17/2032                                             700,000                                  772,180
6.14%, 2/12/2034                                             150,000                                  156,828
Ge Capital Commercial Mortgage Corp
0.64%, 3/10/2040 (a)(b)                                   22,862,854                                  533,345
4.98%, 5/10/2043 (a)                                       5,780,000                                5,657,869
GMAC Commercial Mortgage Securities Inc
0.89%, 3/10/2038 (a)(b)                                   10,907,952                                  351,803
Greenpoint Mortgage Funding Trust
4.80%, 6/25/2045 (a)                                       1,980,884                                1,985,438
4.83%, 6/25/2045 (a)                                       1,932,889                                1,936,173
Greenwich Capital Commercial Funding Co
0.36%, 6/10/2036 (a)(b)                                   112,578,632                               1,535,910
HSI Asset Securitization Corp Trust
4.66%, 7/25/2035 (a)                                       5,438,728                                5,440,006
4.71%, 8/25/2035 (a)                                       5,025,000                                5,024,829
Impac CMB Trust
5.00%, 10/25/2033 (a)                                      1,062,862                                1,063,034
5.03%, 10/25/2033 (a)                                      1,024,016                                1,024,435
4.91%, 1/25/2035 (a)                                       2,117,106                                2,123,462
4.84%, 4/25/2035 (a)                                       1,778,122                                1,779,114
4.96%, 4/25/2035 (a)                                       1,148,671                                1,150,395
4.83%, 8/25/2035 (a)                                       1,854,603                                1,855,190
5.04%, 8/25/2035 (a)                                       4,973,797                                4,987,415
Impac Secured Assets CMN Owner Trust
4.80%, 12/25/2031 (a)                                      5,450,000                                5,449,896
Indymac Index Mortgage Loan Trust
4.83%, 4/25/2034 (a)                                       3,367,018                                3,372,509
4.76%, 4/25/2035 (a)                                       1,810,722                                1,811,443
4.86%, 4/25/2035 (a)                                       1,308,401                                1,311,728
4.83%, 8/25/2035 (a)                                       2,387,405                                2,391,253

JP Morgan Chase Commercial Mortgage Securities
1.16%, 1/12/2039 (a)(b)                                   11,344,212                                  458,000
0.04%, 1/15/2042 (a)(b)                                   25,714,282                                  465,351
JP Morgan Mortgage Trust
4.97%, 11/25/2035 (a)                                      5,850,000                                5,730,327
5.41%, 1/25/2036 (a)(c)                                    2,125,000                                2,125,000
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026                                             490,000                                  488,819
6.37%, 12/15/2028                                            400,000                                  421,135
0.62%, 3/15/2034 (a)(b)                                    4,313,333                                   64,144
0.19%, 3/15/2036 (a)(b)                                    7,271,631                                  209,619
1.20%, 3/15/2036 (a)(b)                                    6,719,663                                  259,285
0.72%, 8/15/2036 (a)(b)                                   10,827,407                                  283,754
0.15%, 7/15/2040 (b)                                      74,630,893                                1,613,371
Lehman XS Trust
4.48%, 11/25/2035 (a)(c)                                   6,897,999                                6,897,999
Merrill Lynch Mortgage Investors Inc
4.65%, 8/25/2035 (a)                                       3,227,441                                3,226,715
Merrill Lynch Mortgage Trust
0.54%, 2/12/2042 (a)                                      28,419,473                                  522,918
Morgan Stanley Capital I
7.11%, 4/15/2033                                             100,000                                  105,944
1.05%, 1/13/2041 (a)(b)                                    7,193,254                                  299,995
4.60%, 5/24/2043 (a)(b)(c)                                 4,600,000                                4,600,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                              36,762                                   37,905
6.20%, 7/15/2033                                             380,059                                  387,898
0.76%, 4/15/2034 (a)(b)                                    2,908,626                                   67,201
Nationslink Funding Corp
7.23%, 6/20/2031                                             115,000                                  119,981
Nomura Asset Acceptance Corp
4.88%, 2/25/2035 (a)                                       1,937,309                                1,942,563
Sequoia Mortgage Trust
4.72%, 2/20/2035 (a)                                       2,135,705                                2,134,684
Specialty Underwriting & Residential Finance
5.04%, 2/25/2035 (a)                                       1,135,000                                1,139,560
4.76%, 12/25/2035 (a)                                      2,500,000                                2,500,670
4.76%, 3/25/2036 (a)                                       2,700,000                                2,702,759
4.64%, 6/25/2036 (a)                                       2,561,415                                2,561,705
Structured Adjustable Rate Mortgage Loan Trust
4.70%, 7/25/2034 (a)                                       1,300,000                                1,275,466
5.23%, 8/25/2034 (a)                                       2,416,007                                2,420,104
4.78%, 3/25/2035 (a)                                       2,525,000                                2,525,717
Structured Asset Mortgage Investments Inc
4.83%, 5/25/2045 (a)                                       1,968,503                                1,975,349
4.84%, 9/25/2045 (a)                                       2,787,325                                2,797,853
Thornburg Mortgage Securities Trust
4.79%, 10/25/2035 (a)                                      4,298,198                                4,301,938
Wachovia Bank Commercial Mortgage Trust
0.13%, 11/15/2035 (b)                                     68,079,178                                  815,180
0.47%, 10/15/2041 (a)(b)                                  59,585,413                                1,201,421
0.30%, 3/15/2042 (a)(b)                                   103,910,753                               1,438,956
4.94%, 4/15/2042                                           5,535,000                                5,396,110
Washington Mutual Inc
3.97%, 3/25/2033                                             701,823                                  686,905
3.80%, 6/25/2034 (a)                                       1,345,000                                1,290,478
4.68%, 5/25/2035 (a)(c)                                      945,000                                  924,299
4.86%, 7/25/2044 (a)                                       1,944,188                                1,953,781
4.84%, 1/25/2045 (a)                                       1,630,374                                1,635,045
4.93%, 1/25/2045 (a)                                       2,775,000                                2,781,399
Washington Mutual Inc (continued)
5.06%, 1/25/2045 (a)                                       2,471,141                                2,490,132
4.76%, 4/25/2045 (a)                                       1,302,596                                1,300,776
4.80%, 4/25/2045 (a)                                       1,302,596                                1,301,891
4.82%, 7/25/2045 (a)                                       2,927,438                                2,929,672
4.78%, 11/25/2045 (a)                                      6,392,847                                6,402,858
Wells Fargo Mortgage Backed Securities
4.98%, 10/25/2035 (c)                                      2,594,154                                2,570,442
                                                                                           -------------------
                                                                                                  196,955,973
                                                                                           -------------------
Multi-line Insurance (0.72%)
ACE Ltd
6.00%, 4/ 1/2007                                           1,450,000                                1,462,567
CNA Financial Corp
5.85%, 12/15/2014                                          2,490,000                                2,486,669
ING Groep NV
5.78%, 12/ 8/2035                                          1,335,000                                1,341,516
Metlife Inc
5.25%, 12/ 1/2006                                          1,500,000                                1,501,695
Metropolitan Life Global Funding I
4.65%, 3/17/2009 (a)(b)                                    1,625,000                                1,624,912
XL Capital Ltd
5.25%, 9/15/2014                                           2,560,000                                2,492,431
                                                                                           -------------------
                                                                                                   10,909,790
                                                                                           -------------------
Multimedia (0.65%)
News America Inc
6.63%, 1/ 9/2008                                           1,875,000                                1,927,406
4.75%, 3/15/2010                                             160,000                                  156,907
5.30%, 12/15/2014                                          1,115,000                                1,095,733
6.20%, 12/15/2034                                          1,125,000                                1,098,333
Quebecor Media Inc
7.75%, 3/15/2016 (b)                                         300,000                                  306,000
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                           1,755,000                                2,032,641
Time Warner Inc
6.13%, 4/15/2006                                           1,910,000                                1,913,877
6.15%, 5/ 1/2007                                             705,000                                  712,833
Walt Disney Co
5.38%, 6/ 1/2007                                             520,000                                  522,409
                                                                                           -------------------
                                                                                                    9,766,139
                                                                                           -------------------
Music (0.04%)
Warner Music Group
7.38%, 4/15/2014                                             600,000                                  598,500
                                                                                           -------------------

Mutual Insurance (0.06%)
Liberty Mutual Group Inc
7.00%, 3/15/2034 (b)                                         880,000                                  914,276
                                                                                           -------------------

Non-hazardous Waste Disposal (0.12%)
Allied Waste North America
8.50%, 12/ 1/2008                                            400,000                                  420,500
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                             375,000                                  393,750
Waste Management Inc
5.00%, 3/15/2014                                             385,000                                  372,998
7.00%, 7/15/2028                                             545,000                                  605,232
                                                                                           -------------------
                                                                                                    1,792,480
                                                                                           -------------------

Oil - Field Services (0.19%)
Halliburton Co
6.00%, 8/ 1/2006                                             525,000                                  527,022
5.50%, 10/15/2010                                          1,655,000                                1,682,912
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                         698,000                                  722,430
                                                                                           -------------------
                                                                                                    2,932,364
                                                                                           -------------------
Oil Company - Exploration & Production (0.94%)
Alberta Energy Co Ltd
7.38%, 11/ 1/2031                                            650,000                                  784,325
Callon Petroleum Co
9.75%, 12/ 8/2010                                            500,000                                  523,750
Chesapeake Energy Corp
6.63%, 1/15/2016                                             550,000                                  555,500
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013 (b)                                        250,000                                  255,000
Devon Financing Corp ULC
7.88%, 9/30/2031                                           1,415,000                                1,777,522
EnCana Corp
6.30%, 11/ 1/2011                                            175,000                                  185,344
7.20%, 11/ 1/2031                                            125,000                                  147,931
Energy Partners Ltd
8.75%, 8/ 1/2010                                             400,000                                  413,000
Nexen Inc
5.05%, 11/20/2013                                          3,460,000                                3,382,188
7.88%, 3/15/2032                                             225,000                                  274,232
Pemex Project Funding Master Trust
8.00%, 11/15/2011                                          1,170,000                                1,308,060
7.38%, 12/15/2014                                            150,000                                  165,600
Plains Exploration & Production Co
8.75%, 7/ 1/2012                                             375,000                                  404,062
Pogo Producing Co
6.88%, 10/ 1/2017 (b)                                        375,000                                  375,000
Swift Energy Co
9.38%, 5/ 1/2012                                             600,000                                  646,500
Talisman Energy Inc
5.13%, 5/15/2015                                             985,000                                  964,009
Vintage Petroleum Inc
7.88%, 5/15/2011                                           1,500,000                                1,567,500
Woodside Finance Ltd
6.70%, 8/ 1/2011 (b)                                         150,000                                  162,909
XTO Energy Inc
6.25%, 4/15/2013                                             235,000                                  247,622
                                                                                           -------------------
                                                                                                   14,140,054
                                                                                           -------------------
Oil Company - Integrated (0.43%)
Amerada Hess Corp
7.30%, 8/15/2031                                           1,770,000                                2,058,370
ConocoPhillips Holding Co
6.95%, 4/15/2029                                             100,000                                  118,570
Husky Energy Inc
6.25%, 6/15/2012                                             500,000                                  523,725
6.15%, 6/15/2019                                             700,000                                  720,604
Occidental Petroleum Corp
4.00%, 11/30/2007                                            460,000                                  451,938
Petrobras International Finance Co
9.13%, 2/ 1/2007                                             325,000                                  337,188
9.75%, 7/ 6/2011                                             180,000                                  214,200
8.38%, 12/10/2018                                            600,000                                  684,000

Petro-Canada
5.95%, 5/15/2035                                             730,000                                  731,333
Petronas Capital Ltd
7.88%, 5/22/2022 (b)                                         545,000                                  669,966
                                                                                           -------------------
                                                                                                    6,509,894
                                                                                           -------------------
Oil Field Machinery & Equipment (0.06%)
Cooper Cameron Corp
2.65%, 4/15/2007                                             940,000                                  908,786
                                                                                           -------------------

Oil Refining & Marketing (0.51%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                          1,095,000                                1,071,910
6.38%, 2/ 1/2013                                             775,000                                  808,454
5.75%, 3/ 1/2035                                             945,000                                  868,984
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                           1,150,000                                1,239,172
6.75%, 2/ 1/2011                                           1,675,000                                1,778,825
Tesoro Corp
6.25%, 11/ 1/2012 (b)                                      1,350,000                                1,360,125
Valero Energy Corp
7.38%, 3/15/2006                                             600,000                                  600,936
                                                                                           -------------------
                                                                                                    7,728,406
                                                                                           -------------------
Paper & Related Products (0.24%)
Abitibi-Consolidated Co of Canada
8.38%, 4/ 1/2015                                             500,000                                  470,000
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                             205,000                                  196,863
Georgia-Pacific Corp
7.50%, 5/15/2006                                           1,800,000                                1,804,500
Neenah Paper Inc
7.38%, 11/15/2014                                            550,000                                  517,000
Plum Creek Timberlands LP
5.88%, 11/15/2015                                            620,000                                  621,992
                                                                                           -------------------
                                                                                                    3,610,355
                                                                                           -------------------
Pharmacy Services (0.23%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                           2,085,000                                2,276,643
Omnicare Inc
6.75%, 12/15/2013                                            250,000                                  250,000
6.88%, 12/15/2015                                            950,000                                  951,187
                                                                                           -------------------
                                                                                                    3,477,830
                                                                                           -------------------
Physician Practice Management (0.05%)
US Oncology Inc
9.00%, 8/15/2012                                             600,000                                  637,500
10.75%, 8/15/2014                                            150,000                                  165,750
                                                                                           -------------------
                                                                                                      803,250
                                                                                           -------------------
Pipelines (0.21%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                             540,000                                  534,301
Buckeye Partners LP
4.63%, 7/15/2013                                           1,185,000                                1,122,977
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                             250,000                                  241,782
Enbridge Energy Partners LP
4.00%, 1/15/2009                                             388,000                                  374,033
National Fuel Gas Co
5.25%, 3/ 1/2013                                             350,000                                  346,306

Texas Eastern Transmission LP
5.25%, 7/15/2007                                             335,000                                  334,873
Williams Cos Inc
6.38%, 10/ 1/2010 (b)                                        200,000                                  201,000
                                                                                           -------------------
                                                                                                    3,155,272
                                                                                           -------------------
Poultry (0.04%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                             500,000                                  530,000
                                                                                           -------------------

Printing - Commercial (0.08%)
Cadmus Communications Corp
8.38%, 6/15/2014                                             500,000                                  505,000
Sheridan Group Inc/The
10.25%, 8/15/2011                                            650,000                                  668,688
                                                                                           -------------------
                                                                                                    1,173,688
                                                                                           -------------------
Private Corrections (0.03%)
Corrections Corp of America
6.75%, 1/31/2014                                             500,000                                  504,375
                                                                                           -------------------

Property & Casualty Insurance (0.75%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                           3,055,000                                3,415,911
Markel Corp
6.80%, 2/15/2013                                           3,280,000                                3,423,136
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                           1,125,000                                1,127,833
WR Berkley Corp
5.13%, 9/30/2010                                           2,880,000                                2,850,345
5.88%, 2/15/2013                                             430,000                                  430,458
                                                                                           -------------------
                                                                                                   11,247,683
                                                                                           -------------------
Publishing - Books (0.18%)
Reed Elsevier Capital Inc
6.13%, 8/ 1/2006                                             150,000                                  150,807
4.82%, 6/15/2010 (a)                                       2,560,000                                2,567,657
                                                                                           -------------------
                                                                                                    2,718,464
                                                                                           -------------------
Publishing - Newspapers (0.02%)
Block Communications Inc
8.25%, 12/15/2015 (b)                                        350,000                                  346,938
                                                                                           -------------------

Publishing - Periodicals (0.08%)
American Media Operations Inc
10.25%, 5/ 1/2009                                            625,000                                  573,437
Dex Media West LLC/Dex Media Finance Co
9.88%, 8/15/2013                                             600,000                                  662,250
                                                                                           -------------------
                                                                                                    1,235,687
                                                                                           -------------------
Quarrying (0.03%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)                                         450,000                                  405,000
                                                                                           -------------------

Recreational Centers (0.04%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                            625,000                                  639,062
                                                                                           -------------------

Regional Banks (0.79%)
Fifth Third Bancorp
3.38%, 8/15/2008                                             350,000                                  336,848

Keycorp
4.81%, 7/23/2007 (a)                                       1,750,000                                1,754,209
PNC Funding Corp
5.75%, 8/ 1/2006                                           1,180,000                                1,184,495
5.25%, 11/15/2015                                            775,000                                  766,890
Wachovia Capital Trust III
5.80%, 3/15/2011 (d)                                       2,255,000                                2,259,569
Wachovia Corp
5.63%, 12/15/2008                                            865,000                                  881,317
6.38%, 2/ 1/2009                                             365,000                                  377,669
5.25%, 8/ 1/2014                                           2,095,000                                2,076,616
Wells Fargo & Co
5.13%, 2/15/2007                                             610,000                                  610,185
4.58%, 9/28/2007 (a)                                       1,160,000                                1,161,243
3.12%, 8/15/2008                                             475,000                                  454,766
                                                                                           -------------------
                                                                                                   11,863,807
                                                                                           -------------------
Reinsurance (0.37%)
Berkshire Hathaway Finance Corp
4.75%, 5/15/2012                                             880,000                                  859,792
4.63%, 10/15/2013                                            400,000                                  386,414
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                           2,200,000                                2,245,078
Transatlantic Holdings Inc
5.75%, 12/14/2015                                          2,135,000                                2,154,021
                                                                                           -------------------
                                                                                                    5,645,305
                                                                                           -------------------
REITS - Apartments (0.03%)
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                             395,000                                  411,233
                                                                                           -------------------

REITS - Diversified (0.31%)
iStar Financial Inc
5.73%, 3/12/2007 (a)                                       2,050,000                                2,069,783
4.83%, 3/ 3/2008 (a)                                       1,475,000                                1,475,839
5.15%, 3/ 1/2012                                           1,180,000                                1,143,527
                                                                                           -------------------
                                                                                                    4,689,149
                                                                                           -------------------
REITS - Hotels (0.12%)
Hospitality Properties Trust
5.13%, 2/15/2015                                             825,000                                  783,869
MeriStar Hospitality Operating Partners
10.50%, 6/15/2009                                          1,000,000                                1,050,000
                                                                                           -------------------
                                                                                                    1,833,869
                                                                                           -------------------
REITS - Office Property (0.11%)
Brandywine Operating Partnership Lp /pa
5.63%, 12/15/2010                                          1,600,000                                1,600,002
                                                                                           -------------------

REITS - Regional Malls (0.02%)
Simon Property Group LP
4.60%, 6/15/2010                                             375,000                                  365,510
                                                                                           -------------------

Rental - Auto & Equipment (0.07%)
Hertz Corp
8.88%, 1/ 1/2014 (b)                                         250,000                                  258,125
NationsRent Cos Inc
9.50%, 5/ 1/2015                                             350,000                                  372,750
United Rentals North America Inc
6.50%, 2/15/2012                                             475,000                                  467,875
                                                                                           -------------------
                                                                                                    1,098,750
                                                                                           -------------------

Resorts & Theme Parks (0.03%)
Intrawest Corp
7.50%, 10/15/2013                                            390,000                                  399,750
                                                                                           -------------------

Retail - Apparel & Shoe (0.05%)
Foot Locker Inc
8.50%, 1/15/2022                                             675,000                                  711,450
                                                                                           -------------------

Retail - Auto Parts (0.14%)
CSK Auto Inc
7.00%, 1/15/2014                                             400,000                                  365,000
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                           1,500,000                                1,500,750
7.50%, 12/15/2014                                            275,000                                  243,375
                                                                                           -------------------
                                                                                                    2,109,125
                                                                                           -------------------
Retail - Automobile (0.07%)
Asbury Automotive Group Inc
9.00%, 6/15/2012                                             500,000                                  507,500
Group 1 Automotive Inc
8.25%, 8/15/2013                                             500,000                                  485,000
                                                                                           -------------------
                                                                                                      992,500
                                                                                           -------------------
Retail - Discount (0.03%)
Target Corp
5.38%, 6/15/2009                                              80,000                                   80,903
5.88%, 3/ 1/2012                                             280,000                                  292,060
                                                                                           -------------------
                                                                                                      372,963
                                                                                           -------------------
Retail - Propane Distribution (0.09%)
Amerigas Partners LP
7.25%, 5/20/2015                                             300,000                                  300,750
AmeriGas Partners LP/AmeriGas Eagle Finance Corp
7.13%, 5/20/2016                                             250,000                                  248,125
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                            500,000                                  471,250
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013                                            400,000                                  381,000
                                                                                           -------------------
                                                                                                    1,401,125
                                                                                           -------------------
Retail - Restaurants (0.37%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                            225,000                                  212,625
Yum! Brands Inc
8.50%, 4/15/2006                                           1,500,000                                1,510,227
7.70%, 7/ 1/2012                                           3,450,000                                3,825,250
                                                                                           -------------------
                                                                                                    5,548,102
                                                                                           -------------------
Satellite Telecommunications (0.05%)
Intelsat Ltd
5.25%, 11/ 1/2008                                            625,000                                  571,875
7.63%, 4/15/2012                                             175,000                                  141,750
                                                                                           -------------------
                                                                                                      713,625
                                                                                           -------------------
Savings & Loans - Thrifts (0.29%)
Washington Mutual Bank
5.50%, 1/15/2013                                             630,000                                  630,746
Washington Mutual Inc
4.90%, 1/15/2010 (a)                                       3,750,000                                3,753,559
                                                                                           -------------------
                                                                                                    4,384,305
                                                                                           -------------------

Schools (0.03%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (b)                                         500,000                                  477,500
                                                                                           -------------------

Semiconductor Equipment (0.03%)
MagnaChip Semiconductor SA/MagnaChip Semiconductor Financ
6.88%, 12/15/2011                                            500,000                                  490,000
                                                                                           -------------------

Sovereign (0.47%)
Chile Government International Bond
5.06%, 1/28/2008 (a)                                       1,000,000                                1,004,500
Colombia Government International Bond
8.25%, 12/22/2014                                            750,000                                  853,875
Mexico Government International Bond
5.28%, 1/13/2009 (a)                                       1,135,000                                1,152,025
8.38%, 1/14/2011                                           1,750,000                                1,986,250
8.00%, 9/24/2022                                             205,000                                  250,100
8.30%, 8/15/2031                                             750,000                                  945,000
South Africa Government International Bond
6.50%, 6/ 2/2014                                             765,000                                  822,375
                                                                                           -------------------
                                                                                                    7,014,125
                                                                                           -------------------
Special Purpose Banks (0.05%)
Korea Development Bank
4.25%, 11/13/2007                                             25,000                                   24,651
5.00%, 10/20/2009 (a)                                        760,000                                  765,238
                                                                                           -------------------
                                                                                                      789,889
                                                                                           -------------------
Special Purpose Entity (1.29%)
Borden US Finance Corp/Nova Scotia Finance ULC
9.35%, 7/15/2010 (a)(b)                                      250,000                                  253,125
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
0.00%, 10/ 1/2014 (a)(e)                                     170,000                                  126,650
10.50%, 10/ 1/2014 (a)                                       280,000                                  207,200
Farmers Exchange Capital
7.05%, 7/15/2028 (b)                                         725,000                                  754,636
Fondo LatinoAmericano De Reservas
3.00%, 8/ 1/2006 (b)                                       2,620,000                                2,594,518
Interactive Health LLC
7.25%, 4/ 1/2011 (b)                                         450,000                                  351,000
John Hancock Global Funding II
4.70%, 4/ 3/2009 (a)(b)                                    2,550,000                                2,554,937
MBIA Global Funding LLC
4.49%, 2/20/2007 (a)(b)                                    3,000,000                                2,999,559
Premium Asset Trust/GEFA
4.50%, 8/12/2007 (a)(b)                                    2,175,000                                2,175,663
Pricoa Global Funding I
4.68%, 12/22/2006 (a)(b)                                   3,750,000                                3,756,701
Rio Tinto Finance USA Ltd
5.75%, 7/ 3/2006                                             550,000                                  552,065
Tyco International Group S.A. Participation Certification
4.44%, 6/15/2007 (b)                                       2,500,000                                2,469,015
Visant Corp
7.63%, 10/ 1/2012                                            620,000                                  618,450
                                                                                           -------------------
                                                                                                   19,413,519
                                                                                           -------------------
Specified Purpose Acquisition (0.05%)
Basell AF SCA
8.38%, 8/15/2015 (b)                                         700,000                                  699,125
                                                                                           -------------------


Supranational Bank (0.16%)
Corp Andina de Fomento
4.98%, 1/26/2007 (a)                                       1,165,000                                1,165,592
6.88%, 3/15/2012                                           1,220,000                                1,315,942
                                                                                           -------------------
                                                                                                    2,481,534
                                                                                           -------------------
Telecommunication Equipment - Fiber Optics (0.07%)
Corning Inc
8.30%, 4/ 4/2025                                           1,050,000                                1,090,193
                                                                                           -------------------

Telecommunication Services (0.38%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                         1,575,000                                1,659,656
TELUS Corp
7.50%, 6/ 1/2007                                           1,860,000                                1,914,537
8.00%, 6/ 1/2011                                           1,000,000                                1,117,211
Verizon Global Funding Corp
5.85%, 9/15/2035                                           1,070,000                                1,008,933
                                                                                           -------------------
                                                                                                    5,700,337
                                                                                           -------------------
Telephone - Integrated (1.92%)
AT&T Corp
9.05%, 11/15/2011 (a)                                      1,850,000                                2,038,706
AT&T Inc
4.39%, 6/ 5/2006 (b)                                       1,750,000                                1,746,360
BellSouth Corp
6.88%, 10/15/2031                                            620,000                                  666,176
British Telecommunications PLC
8.38%, 12/15/2010                                          4,395,000                                4,980,915
France Telecom SA
7.75%, 3/ 1/2011 (a)                                       3,240,000                                3,594,624
KT Corp
4.88%, 7/15/2015 (b)                                         700,000                                  667,128
MCI Inc
6.91%, 5/ 1/2007 (a)                                       1,005,000                                1,015,050
7.69%, 5/ 1/2009 (a)                                       3,875,000                                3,996,094
Mountain States Tel & Tel
6.00%, 8/ 1/2007                                             350,000                                  350,000
Northwestern Bell Telephone
6.25%, 1/ 1/2007                                             250,000                                  248,750
Pacific Bell
6.88%, 8/15/2006                                             205,000                                  206,909
Sprint Capital Corp
6.90%, 5/ 1/2019                                           1,455,000                                1,595,841
Telecom Italia Capital SA
4.00%, 1/15/2010                                           3,320,000                                3,153,837
4.73%, 2/ 1/2011 (a)                                       1,420,000                                1,428,723
4.95%, 9/30/2014                                             590,000                                  557,769
5.25%, 10/ 1/2015                                          1,375,000                                1,318,665
Telefonica Europe BV
7.75%, 9/15/2010                                             615,000                                  670,846
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                            765,000                                  747,886
                                                                                           -------------------
                                                                                                   28,984,279
                                                                                           -------------------
Television (0.14%)
BSKYB Finance UK PLC
5.63%, 10/15/2015 (b)                                      2,145,000                                2,109,603
                                                                                           -------------------


Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
6.50%, 4/15/2007                                             455,000                                  460,828
                                                                                           -------------------

Tobacco (0.03%)
RJ Reynolds Tobacco Holdings Inc
6.50%, 7/15/2010 (b)                                         500,000                                  500,000
                                                                                           -------------------

Transport - Equipment & Leasing (0.02%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                             300,000                                  312,750
                                                                                           -------------------

Transport - Rail (0.26%)
CSX Corp
4.56%, 8/ 3/2006 (a)                                       2,000,000                                2,002,844
4.88%, 11/ 1/2009                                          1,425,000                                1,409,316
Progress Rail Services Corp/Progress Metal Reclamation Co
7.75%, 4/ 1/2012 (b)                                         225,000                                  229,500
Union Pacific Corp
4.70%, 1/ 2/2024                                             188,452                                  179,502
6.63%, 2/ 1/2029                                              45,000                                   49,866
                                                                                           -------------------
                                                                                                    3,871,028
                                                                                           -------------------
Transport - Services (0.05%)
CHC Helicopter Corp
7.38%, 5/ 1/2014                                             500,000                                  507,500
FedEx Corp
3.50%, 4/ 1/2009                                             260,000                                  247,912
                                                                                           -------------------
                                                                                                      755,412
                                                                                           -------------------
Venture Capital (0.02%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                             350,000                                  353,500
                                                                                           -------------------

Vitamins & Nutrition Products (0.05%)
NBTY Inc
7.13%, 10/ 1/2015 (b)                                        350,000                                  328,125
WH Holdings Ltd/WH Capital Corp
9.50%, 4/ 1/2011                                             370,000                                  398,675
                                                                                           -------------------
                                                                                                      726,800
                                                                                           -------------------
Wire & Cable Products (0.03%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                             450,000                                  450,000
                                                                                           -------------------

BONDS (69.95%)
Electric - Integrated (3.70%)
Virginia Electric & Power
5.40%, 1/15/2016                                           1,400,000                                1,387,329
                                                                                           -------------------
TOTAL BONDS                                                                               $     1,054,121,163
                                                                                           -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (49.24%)
Mortgage Corporation (FHLMC) (12.65%)
4.50%, 2/ 1/2021 (f)                                      23,250,000                               22,545,246
5.50%, 2/ 1/2021 (f)                                       2,700,000                                2,714,342
5.00%, 2/ 1/2036 (f)                                      46,725,000                               45,104,203
5.50%, 2/ 1/2036 (f)                                      63,250,000                               62,597,766
5.50%, 4/ 1/2009                                              39,135                                   39,316
5.50%, 8/ 1/2009                                             107,192                                  107,688
4.50%, 12/ 1/2009                                            977,444                                  961,799
4.50%, 2/ 1/2010                                             502,452                                  493,960

4.00%, 9/ 1/2010                                           3,125,728                                3,028,874
4.50%, 4/ 1/2011                                           3,567,511                                3,504,437
4.50%, 5/ 1/2011                                           1,580,572                                1,552,628
7.00%, 8/ 1/2016                                              73,247                                   75,690
6.00%, 12/ 1/2016                                             29,104                                   29,662
5.50%, 2/ 1/2017                                             941,119                                  947,242
6.00%, 2/ 1/2017                                              81,136                                   82,692
6.00%, 3/ 1/2017                                              73,327                                   74,733
6.00%, 4/ 1/2017                                             156,337                                  159,340
5.50%, 5/ 1/2017                                             970,851                                  976,873
6.50%, 6/ 1/2017                                             804,136                                  825,133
5.50%, 9/ 1/2017                                             102,512                                  103,162
5.00%, 12/ 1/2017                                            480,594                                  475,881
5.00%, 1/ 1/2018                                           2,745,150                                2,718,231
5.50%, 3/ 1/2018                                             552,030                                  555,320
5.50%, 4/ 1/2018                                           3,304,552                                3,324,878
5.00%, 5/ 1/2018                                           1,493,666                                1,478,765
4.50%, 7/ 1/2018                                             632,782                                  615,638
5.00%, 10/ 1/2018                                          2,827,468                                2,798,173
4.50%, 11/ 1/2018                                          1,974,123                                1,920,638
5.00%, 12/ 1/2018                                          4,563,662                                4,516,378
5.50%, 12/ 1/2018                                             11,531                                   11,546
6.00%, 3/ 1/2022                                             740,307                                  753,382
6.00%, 7/ 1/2023                                           2,398,119                                2,438,841
5.50%, 6/ 1/2024                                           3,889,226                                3,882,583
6.00%, 6/ 1/2028                                              49,815                                   50,485
6.00%, 1/ 1/2029                                              18,662                                   18,913
6.50%, 3/ 1/2029                                              96,599                                   99,350
6.50%, 5/ 1/2029                                             126,983                                  130,552
7.00%, 12/ 1/2029                                             78,888                                   81,917
7.00%, 6/ 1/2030                                              59,401                                   61,655
7.50%, 9/ 1/2030                                              39,067                                   40,974
8.00%, 9/ 1/2030                                             132,630                                  141,498
8.00%, 11/ 1/2030                                              2,513                                    2,682
7.00%, 12/ 1/2030                                             71,566                                   74,281
7.50%, 12/ 1/2030                                              4,258                                    4,466
7.50%, 1/ 1/2031                                              95,840                                  100,519
6.00%, 3/ 1/2031                                             125,162                                  126,679
7.50%, 3/ 1/2031                                              30,599                                   32,093
6.00%, 4/ 1/2031                                              31,130                                   31,507
6.50%, 4/ 1/2031                                              75,186                                   77,170
6.50%, 6/ 1/2031                                               5,069                                    5,203
7.00%, 6/ 1/2031                                               2,327                                    2,415
6.50%, 9/ 1/2031                                              71,702                                   73,593
7.00%, 9/ 1/2031                                              19,245                                   19,975
6.00%, 12/ 1/2031                                            716,292                                  724,974
6.00%, 2/ 1/2032                                              15,734                                   15,924
6.50%, 2/ 1/2032                                             100,412                                  103,048
7.50%, 2/ 1/2032                                              45,015                                   47,206
7.00%, 4/ 1/2032                                             234,122                                  243,003
6.50%, 5/ 1/2032                                             162,557                                  166,806
6.50%, 9/ 1/2032                                             455,327                                  467,229
6.00%, 12/ 1/2032                                            675,049                                  682,998
6.00%, 2/ 1/2033                                             851,076                                  860,513
5.50%, 4/ 1/2033                                           1,096,559                                1,087,808
5.50%, 5/ 1/2033                                           1,315,728                                1,305,229
5.50%, 10/ 1/2033                                          1,221,006                                1,211,262
5.50%, 12/ 1/2033                                          5,242,090                                5,200,258
6.00%, 12/ 1/2033                                          1,253,126                                1,267,021
5.50%, 9/ 1/2034                                           4,024,549                                3,987,535
6.50%, 10/ 1/2035                                            703,747                                  720,917
                                                                                           -------------------
                                                                                                  190,682,698
                                                                                           -------------------
Federal National Mortgage Association (FNMA) (14.58%)
4.50%, 2/ 1/2021 (f)                                       8,200,000                                7,956,558
5.00%, 2/ 1/2021 (f)                                      34,600,000                               34,167,500
5.50%, 2/ 1/2021 (f)                                      11,325,000                               11,392,248
5.00%, 2/ 1/2036 (f)                                      51,875,000                               50,108,034
5.50%, 2/ 1/2036 (f)                                      28,000,000                               27,693,736
6.00%, 2/ 1/2036 (f)                                      41,150,000                               41,548,661
6.50%, 2/ 1/2036 (f)                                      13,150,000                               13,478,750
6.00%, 5/ 1/2009                                             176,555                                  180,674
6.00%, 7/ 1/2009                                             402,410                                  411,798
5.00%, 3/ 1/2010                                             768,762                                  765,574
6.50%, 4/ 1/2010                                              26,805                                   27,598
6.50%, 1/ 1/2011                                              75,895                                   78,140
6.50%, 2/ 1/2011                                             160,899                                  165,660
6.50%, 3/ 1/2011                                             238,171                                  245,219
6.50%, 7/ 1/2016                                              38,661                                   39,729
6.50%, 2/ 1/2017                                             120,182                                  123,501
6.50%, 3/ 1/2017                                              43,216                                   44,408
6.50%, 4/ 1/2017                                              36,916                                   37,935
6.50%, 8/ 1/2017                                             919,619                                  945,000
5.00%, 9/ 1/2017                                           1,245,804                                1,233,597
5.50%, 9/ 1/2017                                             258,700                                  260,492
5.50%, 10/ 1/2017                                            549,454                                  553,260
5.00%, 3/ 1/2018                                           1,919,365                                1,899,463
4.50%, 6/ 1/2018                                           1,567,858                                1,526,272
6.50%, 5/ 1/2022                                              53,092                                   54,798
5.50%, 2/ 1/2023                                             949,470                                  948,421
6.00%, 2/ 1/2023                                             307,691                                  313,039
5.50%, 6/ 1/2023                                           3,443,290                                3,439,488
5.50%, 7/ 1/2023                                              57,828                                   57,764
7.00%, 8/ 1/2029                                              29,955                                   31,162
7.00%, 9/ 1/2031                                              48,383                                   50,303
6.50%, 12/ 1/2031                                             44,680                                   45,900
6.50%, 2/ 1/2032                                             130,208                                  133,748
7.00%, 2/ 1/2032                                              98,227                                  102,092
7.00%, 3/ 1/2032                                             295,375                                  307,097
6.50%, 4/ 1/2032                                              32,493                                   33,374
6.00%, 5/ 1/2032                                              88,521                                   89,543
6.50%, 6/ 1/2032                                             129,181                                  132,687
6.50%, 8/ 1/2032                                             201,458                                  206,925
7.50%, 8/ 1/2032                                             162,005                                  169,619
6.50%, 9/ 1/2032                                             433,569                                  445,334
6.00%, 3/ 1/2033                                           1,075,058                                1,087,460
5.50%, 7/ 1/2033                                           1,989,574                                1,972,527
5.50%, 9/ 1/2033                                           2,790,718                                2,766,807
6.00%, 10/ 1/2033                                            553,361                                  559,375
6.00%, 11/ 1/2033                                          2,144,702                                2,168,011
6.00%, 12/ 1/2033                                          2,105,595                                2,128,479
6.00%, 2/ 1/2034                                           1,218,312                                1,231,552
4.24%, 6/ 1/2034 (a)                                       1,320,092                                1,299,302
4.38%, 7/ 1/2034 (a)                                         797,345                                  786,662
4.34%, 12/ 1/2034 (a)                                      2,024,812                                1,996,507
4.62%, 3/ 1/2035 (a)                                       2,219,414                                2,196,068
                                                                                           -------------------
                                                                                                  219,637,851
                                                                                           -------------------
Government National Mortgage Association (GNMA) (2.45%)
5.00%, 2/ 1/2036 (f)                                       5,560,000                                5,473,125
5.50%, 2/ 1/2036 (f)                                      20,045,000                               20,126,423

7.00%, 4/15/2031                                               3,361                                    3,530
7.00%, 6/15/2031                                             108,522                                  114,001
7.00%, 7/15/2031                                              18,242                                   19,160
6.00%, 8/15/2031                                             133,044                                  136,528
6.00%, 1/15/2032                                              38,903                                   39,930
6.00%, 2/15/2032                                             582,895                                  598,278
7.00%, 6/15/2032                                             542,456                                  569,720
6.50%, 10/15/2032                                            190,783                                  199,647
6.50%, 12/15/2032                                          1,756,607                                1,838,219
6.00%, 2/15/2033                                             293,241                                  300,959
6.00%, 12/15/2033                                            372,696                                  382,505
6.50%, 3/20/2028                                              71,761                                   74,660
6.00%, 7/20/2028                                             360,668                                  369,003
6.00%, 11/20/2028                                            336,851                                  344,636
6.00%, 1/20/2029                                             364,205                                  372,531
6.50%, 5/20/2029                                              56,466                                   58,712
6.00%, 7/20/2029                                              88,802                                   90,833
7.50%, 10/20/2030                                              6,697                                    6,999
8.00%, 1/20/2031                                              35,993                                   38,377
6.50%, 2/20/2032                                              32,923                                   34,185
6.00%, 11/20/2033                                          4,458,167                                4,558,792
5.50%, 5/20/2035                                           1,173,840                                1,175,386
                                                                                           -------------------
                                                                                                   36,926,139
                                                                                           -------------------
U.S. Treasury (18.11%)
3.63%, 7/15/2009                                          32,250,000                               31,358,094
3.50%, 2/15/2010                                          22,500,000                               21,665,925
5.00%, 2/15/2011                                          15,250,000                               15,597,883
4.88%, 2/15/2012                                          17,550,000                               17,871,516
4.38%, 8/15/2012                                          19,750,000                               19,577,958
3.88%, 2/15/2013                                           8,400,000                                8,068,923
4.25%, 8/15/2013                                          11,100,000                               10,895,338
4.00%, 2/15/2014                                           6,300,000                                6,068,670
4.75%, 5/15/2014                                           7,500,000                                7,603,710
4.25%, 11/15/2014                                         18,675,000                               18,268,670
7.25%, 5/15/2016                                           8,000,000                                9,716,248
7.50%, 11/15/2016                                         24,010,000                               29,818,355
8.13%, 8/15/2019                                           9,350,000                               12,520,968
8.00%, 11/15/2021                                          9,785,000                               13,308,363
6.25%, 8/15/2023                                           6,660,000                                7,840,072
6.00%, 2/15/2026                                           5,150,000                                5,977,018
6.75%, 8/15/2026                                           3,000,000                                3,781,875
6.13%, 8/15/2029                                              25,000                                   29,918
6.25%, 5/15/2030                                          27,055,000                               32,993,356
                                                                                           -------------------
                                                                                                  272,962,860
                                                                                           -------------------
U.S. Treasury Inflation-Indexed Obligations (1.45%)
3.88%, 1/15/2009                                           1,807,320                                1,911,805
4.25%, 1/15/2010                                           2,466,408                                2,690,022
3.50%, 1/15/2011                                           6,613,356                                7,114,522
2.00%, 1/15/2014                                          10,132,660                               10,146,511
                                                                                           -------------------
                                                                                                   21,862,860
                                                                                           -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                     $       742,072,408
                                                                                           -------------------
SHORT TERM INVESTMENTS (3.00%)
Commercial Paper (3.00%)
COX Enterprises Inc
4.77%, 2/15/2006 (b)                                       3,000,000                                3,000,000

Investment in Joint Trading Account; HSBC Funding
4.48%, 2/ 1/2006                                          42,249,096                               42,249,096
                                                                                           -------------------
                                                                                                   45,249,096
                                                                                           -------------------
TOTAL SHORT TERM INVESTMENTS                                                              $        45,249,096
                                                                                           -------------------
Total Investments                                                                         $     1,841,442,667
Liabilities in Excess of Other Assets, Net - (22.19)%                                           (334,461,787)
                                                                                           -------------------
TOTAL NET ASSETS - 100.00%                                                                $     1,506,980,880
                                                                                           ===================
                                                                                           -------------------

                                                                                           ===================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $106,673,504 or 7.08% of net assets.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $30,162,923 or 2.00% of net assets.

(d) Security purchased on a when-issued basis.

(e)  Non-Income Producing Security

(f) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $         5,892,647
Unrealized Depreciation                            (15,628,981)
                                             -------------------
Net Unrealized Appreciation (Depreciation)          (9,736,334)
Cost for federal income tax purposes              1,851,179,001


                                                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                             Unrealized
                                                                                      Notional             Appreciation/
Description                                                                            Amount              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                         $23,000,000         $          (89,728)
based on 1-month LIBOR less 1 basis point with Morgan Stanley. Expires
April 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                          16,500,000                    (63,802)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires
February 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                          15,000,000                    (58,001)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires May
2006.



Portfolio Summary (unaudited)
------------------------------------------------------------------------
Sector                                                          Percent
------------------------------------------------------------------------
Mortgage Securities                                              43.80%
Government                                                       22.59%
Asset Backed Securities                                          18.67%
Financial                                                        16.10%
Communications                                                    5.10%
Utilities                                                         4.03%
Consumer, Non-cyclical                                            3.39%
Consumer, Cyclical                                                2.53%
Energy                                                            2.43%
Industrial                                                        2.23%
Basic Materials                                                   1.05%
Technology                                                        0.15%
Diversified                                                       0.12%
Liabilities in Excess of Other Assets, Net                    (-22.19%)
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================

Other Assets Summary (unaudited)
------------------------------------------------------------------------
Asset Type                                                      Percent
------------------------------------------------------------------------
Total Return Swaps                                                0.01%


Schedule of Investments
January 31, 2006 (unaudited)
Disciplined LargeCap Blend Fund
                                                                Shares
                                                                 Held                                Value
                                                              ----------------------------------------------------
COMMON STOCKS (99.29%)
Advertising Agencies (0.45%)
Omnicom Group Inc                                                 42,029                      $         3,437,552
                                                                                               -------------------

Aerospace & Defense (1.19%)
Boeing Co                                                         22,898                                1,564,162
General Dynamics Corp                                             29,361                                3,416,446
Lockheed Martin Corp                                              61,270                                4,144,916
                                                                                               -------------------
                                                                                                        9,125,524
                                                                                               -------------------
Aerospace & Defense Equipment (0.75%)
United Technologies Corp                                          98,089                                5,725,455
                                                                                               -------------------

Agricultural Operations (0.36%)
Archer-Daniels-Midland Co                                         86,430                                2,722,545
                                                                                               -------------------

Apparel Manufacturers (0.64%)
Coach Inc (a)                                                     96,253                                3,460,295
Polo Ralph Lauren Corp                                            25,250                                1,430,160
                                                                                               -------------------
                                                                                                        4,890,455
                                                                                               -------------------
Applications Software (2.40%)
Citrix Systems Inc (a)                                            54,170                                1,670,603
Compuware Corp (a)                                               113,580                                  935,899
Microsoft Corp                                                   559,833                               15,759,299
                                                                                               -------------------
                                                                                                       18,365,801
                                                                                               -------------------
Athletic Footwear (0.51%)
Nike Inc                                                          48,250                                3,905,837
                                                                                               -------------------

Auto - Medium & Heavy Duty Trucks (0.16%)
Oshkosh Truck Corp                                                25,160                                1,240,640
                                                                                               -------------------

Beverages - Non-alcoholic (2.19%)
Coca-Cola Co/The                                                 187,537                                7,760,281
PepsiCo Inc                                                      158,380                                9,056,168
                                                                                               -------------------
                                                                                                       16,816,449
                                                                                               -------------------
Building - Residential & Commercial (0.25%)
Pulte Homes Inc                                                   47,950                                1,913,205
                                                                                               -------------------

Building & Construction Products - Miscellaneous (0.16%)
USG Corp (a)(b)                                                   13,110                                1,248,072
                                                                                               -------------------

Building Products - Air & Heating (0.16%)
American Standard Cos Inc                                         33,750                                1,215,000
                                                                                               -------------------

Building Products - Cement & Aggregate (0.42%)
Florida Rock Industries Inc (b)                                   29,300                                1,583,958
Martin Marietta Materials Inc                                     18,940                                1,605,733
                                                                                               -------------------
                                                                                                        3,189,691
                                                                                               -------------------
Cable TV (0.29%)
Comcast Corp (a)                                                  79,104                                2,200,673
                                                                                               -------------------


Chemicals - Diversified (0.86%)
Dow Chemical Co/The                                               99,306                                4,200,644
Rohm & Haas Co                                                    46,902                                2,387,312
                                                                                               -------------------
                                                                                                        6,587,956
                                                                                               -------------------
Chemicals - Specialty (0.39%)
Eastman Chemical Co                                               32,855                                1,583,940
Sigma-Aldrich Corp (b)                                            21,900                                1,420,872
                                                                                               -------------------
                                                                                                        3,004,812
                                                                                               -------------------
Coatings & Paint (0.13%)
Valspar Corp                                                      36,790                                1,001,424
                                                                                               -------------------

Commercial Banks (0.75%)
AmSouth Bancorp                                                   54,580                                1,506,954
Marshall & Ilsley Corp                                            52,953                                2,220,849
Zions Bancorporation                                              26,000                                2,055,820
                                                                                               -------------------
                                                                                                        5,783,623
                                                                                               -------------------
Commercial Services - Finance (0.18%)
Equifax Inc                                                       35,520                                1,361,126
                                                                                               -------------------

Computer Aided Design (0.30%)
Autodesk Inc                                                      57,426                                2,330,921
                                                                                               -------------------

Computer Services (0.13%)
DST Systems Inc (a)                                               17,240                                  976,818
                                                                                               -------------------

Computers (3.28%)
Apple Computer Inc (a)                                            95,604                                7,219,058
Dell Inc (a)                                                     105,694                                3,097,891
Hewlett-Packard Co                                               252,743                                7,880,527
International Business Machines Corp                              85,782                                6,974,077
                                                                                               -------------------
                                                                                                       25,171,553
                                                                                               -------------------
Computers - Integrated Systems (0.34%)
NCR Corp (a)                                                      70,743                                2,628,102
                                                                                               -------------------

Computers  -Memory Devices (0.82%)
EMC Corp/Massachusetts (a)                                       293,616                                3,934,454
SanDisk Corp (a)                                                  15,090                                1,016,463
Seagate Technology                                                52,140                                1,359,811
                                                                                               -------------------
                                                                                                        6,310,728
                                                                                               -------------------
Consumer Products - Miscellaneous (0.56%)
Fortune Brands Inc                                                19,125                                1,433,610
Kimberly-Clark Corp                                               49,425                                2,823,156
                                                                                               -------------------
                                                                                                        4,256,766
                                                                                               -------------------
Cosmetics & Toiletries (2.07%)
Colgate-Palmolive Co                                              27,230                                1,494,655
Procter & Gamble Co                                              242,536                               14,365,407
                                                                                               -------------------
                                                                                                       15,860,062
                                                                                               -------------------
Data Processing & Management (0.55%)
Automatic Data Processing Inc                                     58,610                                2,575,323
Global Payments Inc                                               32,562                                1,658,383
                                                                                               -------------------
                                                                                                        4,233,706
                                                                                               -------------------
Disposable Medical Products (0.34%)
CR Bard Inc                                                       41,435                                2,627,808
                                                                                               -------------------


Distribution & Wholesale (0.26%)
Genuine Parts Co                                                  46,770                                1,989,128
                                                                                               -------------------

Diversified Manufacturing Operations (4.83%)
3M Co                                                             58,402                                4,248,745
Eaton Corp                                                        22,794                                1,508,963
General Electric Co (c)                                          678,696                               22,227,294
Honeywell International Inc                                       10,047                                  386,006
Ingersoll-Rand Co Ltd                                             83,470                                3,277,867
ITT Industries Inc                                                22,395                                2,295,487
Parker Hannifin Corp                                              19,240                                1,457,815
Tyco International Ltd                                            62,393                                1,625,338
                                                                                               -------------------
                                                                                                       37,027,515
                                                                                               -------------------
Drug Delivery Systems (0.19%)
Hospira Inc (a)                                                   31,970                                1,430,657
                                                                                               -------------------

E-Commerce - Services (0.11%)
eBay Inc (a)                                                      19,301                                  831,873
                                                                                               -------------------

Electric - Integrated (2.49%)
Allegheny Energy Inc (a)                                          81,990                                2,852,432
Edison International                                              69,556                                3,047,944
Exelon Corp                                                       80,216                                4,606,003
FirstEnergy Corp                                                  74,590                                3,736,959
TXU Corp                                                          95,720                                4,847,261
                                                                                               -------------------
                                                                                                       19,090,599
                                                                                               -------------------
Electric Products - Miscellaneous (0.75%)
Ametek Inc                                                        36,405                                1,497,702
Emerson Electric Co                                               54,761                                4,241,239
                                                                                               -------------------
                                                                                                        5,738,941
                                                                                               -------------------
Electronic Components - Semiconductors (2.95%)
Broadcom Corp (a)                                                 55,940                                3,815,108
Freescale Semiconductor Inc - B Shares (a)                        58,310                                1,472,327
Intel Corp                                                       366,643                                7,798,497
National Semiconductor Corp                                       39,310                                1,108,935
Nvidia Corp (a)                                                   58,312                                2,621,707
QLogic Corp (a)                                                   52,070                                2,065,617
Texas Instruments Inc                                            127,572                                3,728,930
                                                                                               -------------------
                                                                                                       22,611,121
                                                                                               -------------------
Electronic Connectors (0.17%)
Amphenol Corp (b)                                                 26,116                                1,327,476
                                                                                               -------------------

Electronic Forms (0.29%)
Adobe Systems Inc                                                 56,536                                2,245,610
                                                                                               -------------------

Engines - Internal Combustion (0.19%)
Cummins Inc                                                       14,813                                1,441,305
                                                                                               -------------------

Enterprise Software & Services (0.09%)
Computer Associates International Inc                                 40                                    1,092
Oracle Corp (a)                                                   57,222                                  719,281
                                                                                               -------------------
                                                                                                          720,373
                                                                                               -------------------
Finance - Commercial (0.27%)
CIT Group Inc                                                     39,001                                2,080,313
                                                                                               -------------------


Finance - Consumer Loans (0.36%)
SLM Corp                                                          49,130                                2,749,315
                                                                                               -------------------

Finance - Credit Card (0.81%)
American Express Co                                              117,893                                6,183,488
                                                                                               -------------------

Finance - Investment Banker & Broker (6.01%)
Bear Stearns Cos Inc/The                                          24,860                                3,143,796
Citigroup Inc                                                    309,126                               14,399,089
Goldman Sachs Group Inc                                           51,270                                7,241,888
JPMorgan Chase & Co                                              174,541                                6,938,005
Lehman Brothers Holdings Inc                                      45,971                                6,456,627
Merrill Lynch & Co Inc                                            72,549                                5,446,253
Morgan Stanley                                                    38,983                                2,395,505
                                                                                               -------------------
                                                                                                       46,021,163
                                                                                               -------------------
Food - Confectionery (0.28%)
Hershey Co/The                                                    41,140                                2,106,368
                                                                                               -------------------

Food - Miscellaneous/Diversified (0.72%)
General Mills Inc                                                 45,810                                2,226,824
Kellogg Co                                                        76,216                                3,269,666
                                                                                               -------------------
                                                                                                        5,496,490
                                                                                               -------------------
Food - Retail (0.25%)
Kroger Co/The (a)                                                105,250                                1,936,600
                                                                                               -------------------

Gas - Distribution (0.43%)
Energen Corp                                                      45,579                                1,778,493
Sempra Energy                                                     31,950                                1,535,197
                                                                                               -------------------
                                                                                                        3,313,690
                                                                                               -------------------
Hotels & Motels (0.42%)
Marriott International Inc                                        24,970                                1,664,001
Starwood Hotels & Resorts Worldwide Inc                           26,049                                1,584,039
                                                                                               -------------------
                                                                                                        3,248,040
                                                                                               -------------------
Human Resources (0.16%)
Robert Half International Inc                                     33,743                                1,232,632
                                                                                               -------------------

Investment Companies (0.14%)
American Capital Strategies Ltd (b)                               29,300                                1,041,615
                                                                                               -------------------

Investment Management & Advisory Services (0.96%)
Ameriprise Financial Inc                                          26,525                                1,079,302
Franklin Resources Inc                                            45,874                                4,518,589
Nuveen Investments Inc                                            39,249                                1,780,727
                                                                                               -------------------
                                                                                                        7,378,618
                                                                                               -------------------
Life & Health Insurance (1.56%)
Cigna Corp                                                        31,080                                3,779,328
Lincoln National Corp                                             35,810                                1,952,719
Prudential Financial Inc                                          82,577                                6,221,351
                                                                                               -------------------
                                                                                                       11,953,398
                                                                                               -------------------
Machinery - Construction & Mining (0.17%)
Caterpillar Inc                                                   19,414                                1,318,211
                                                                                               -------------------

Medical - Biomedical/Gene (1.43%)
Amgen Inc (a)                                                     99,775                                7,272,600
Genzyme Corp (a)                                                  51,793                                3,674,195
                                                                                               -------------------
                                                                                                       10,946,795
                                                                                               -------------------

Medical - Drugs (3.92%)
Abbott Laboratories                                              106,486                                4,594,871
Eli Lilly & Co                                                    14,691                                  831,804
King Pharmaceuticals Inc (a)                                      56,270                                1,055,062
Merck & Co Inc                                                    93,677                                3,231,856
Pfizer Inc                                                       475,322                               12,206,269
Schering-Plough Corp                                              51,190                                  980,289
Sepracor Inc (a)                                                  20,720                                1,179,175
Wyeth                                                            128,930                                5,963,013
                                                                                               -------------------
                                                                                                       30,042,339
                                                                                               -------------------
Medical - Generic Drugs (0.21%)
Barr Pharmaceuticals Inc (a)                                      24,570                                1,611,301
                                                                                               -------------------

Medical - HMO (2.35%)
Aetna Inc                                                         44,811                                4,337,705
Humana Inc (a)                                                    31,970                                1,782,967
UnitedHealth Group Inc                                           111,176                                6,606,078
WellPoint Inc (a)                                                 68,844                                5,287,219
                                                                                               -------------------
                                                                                                       18,013,969
                                                                                               -------------------
Medical - Wholesale Drug Distribution (0.20%)
AmerisourceBergen Corp                                            35,520                                1,550,093
                                                                                               -------------------

Medical Instruments (0.11%)
Medtronic Inc                                                     15,061                                  850,495
                                                                                               -------------------

Medical Products (2.05%)
Becton Dickinson & Co                                             43,804                                2,838,499
Johnson & Johnson                                                223,431                               12,856,220
                                                                                               -------------------
                                                                                                       15,694,719
                                                                                               -------------------
Metal - Copper (0.42%)
Phelps Dodge Corp                                                 19,830                                3,182,715
                                                                                               -------------------

Metal - Diversified (0.26%)
Freeport-McMoRan Copper & Gold Inc                                30,466                                1,957,441
                                                                                               -------------------

Metal Processors & Fabrication (0.17%)
Precision Castparts Corp                                          26,634                                1,330,368
                                                                                               -------------------

Multi-line Insurance (3.10%)
Allstate Corp/The                                                 11,559                                  601,646
American International Group Inc                                 159,214                               10,422,148
Assurant Inc                                                      25,450                                1,168,664
Genworth Financial Inc                                            58,010                                1,900,408
Hartford Financial Services Group Inc                             46,870                                3,854,120
Metlife Inc (b)                                                  115,136                                5,775,222
                                                                                               -------------------
                                                                                                       23,722,208
                                                                                               -------------------
Multimedia (1.60%)
McGraw-Hill Cos Inc/The                                           80,213                                4,094,071
Meredith Corp                                                     23,110                                1,265,504
News Corp                                                         99,450                                1,567,332
Time Warner Inc                                                  169,335                                2,968,442
Viacom Inc (a)                                                    28,502                                1,182,263
Walt Disney Co                                                    47,212                                1,194,936
                                                                                               -------------------
                                                                                                       12,272,548
                                                                                               -------------------
Networking Products (1.12%)
Cisco Systems Inc (a)                                            463,285                                8,603,202
                                                                                               -------------------

Oil - Field Services (0.85%)
BJ Services Co                                                    46,770                                1,893,717
Halliburton Co                                                    46,770                                3,720,554
Schlumberger Ltd                                                   7,080                                  902,346
                                                                                               -------------------
                                                                                                        6,516,617
                                                                                               -------------------
Oil & Gas Drilling (0.73%)
ENSCO International Inc                                           33,450                                1,709,964
Helmerich & Payne Inc                                             23,090                                1,809,332
Rowan Cos Inc                                                     46,100                                2,066,663
                                                                                               -------------------
                                                                                                        5,585,959
                                                                                               -------------------
Oil Company - Exploration & Production (1.44%)
Anadarko Petroleum Corp                                            7,455                                  803,798
Burlington Resources Inc                                          46,770                                4,268,230
Devon Energy Corp                                                 54,760                                3,735,180
EOG Resources Inc                                                 26,640                                2,252,145
                                                                                               -------------------
                                                                                                       11,059,353
                                                                                               -------------------
Oil Company - Integrated (6.06%)
Chevron Corp                                                     127,453                                7,568,159
ConocoPhillips                                                    70,502                                4,561,479
Exxon Mobil Corp                                                 413,080                               25,920,770
Marathon Oil Corp                                                 47,650                                3,662,856
Occidental Petroleum Corp                                         48,212                                4,710,795
                                                                                               -------------------
                                                                                                       46,424,059
                                                                                               -------------------
Oil Field Machinery & Equipment (0.40%)
Cooper Cameron Corp (a)                                           33,840                                1,637,517
Grant Prideco Inc (a)                                             28,120                                1,408,531
                                                                                               -------------------
                                                                                                        3,046,048
                                                                                               -------------------
Oil Refining & Marketing (0.75%)
Valero Energy Corp                                                92,350                                5,765,410
                                                                                               -------------------

Optical Supplies (0.43%)
Alcon Inc                                                         10,652                                1,362,604
Bausch & Lomb Inc                                                 28,094                                1,897,750
                                                                                               -------------------
                                                                                                        3,260,354
                                                                                               -------------------
Pharmacy Services (0.76%)
Caremark Rx Inc (a)                                               63,044                                3,108,069
Express Scripts Inc (a)                                           29,960                                2,735,049
                                                                                               -------------------
                                                                                                        5,843,118
                                                                                               -------------------
Pipelines (0.54%)
Equitable Resources Inc                                           41,138                                1,517,992
Questar Corp                                                      31,908                                2,599,864
                                                                                               -------------------
                                                                                                        4,117,856
                                                                                               -------------------
Printing - Commercial (0.16%)
RR Donnelley & Sons Co                                            38,478                                1,254,383
                                                                                               -------------------

Property & Casualty Insurance (1.29%)
Chubb Corp                                                        34,330                                3,239,036
Safeco Corp                                                       29,980                                1,566,455
St Paul Travelers Cos Inc/The                                    111,295                                5,050,567
                                                                                               -------------------
                                                                                                        9,856,058
                                                                                               -------------------
Racetracks (0.14%)
Penn National Gaming Inc (a)                                      33,150                                1,064,115
                                                                                               -------------------

Regional Banks (5.82%)
Bank of America Corp                                             280,948                               12,426,330
Comerica Inc                                                      51,210                                2,840,619

Keycorp                                                          116,908                                4,137,374
PNC Financial Services Group Inc                                  58,902                                3,820,384
SunTrust Banks Inc                                                40,550                                2,897,297
US Bancorp                                                       155,244                                4,643,348
Wachovia Corp                                                    144,795                                7,939,110
Wells Fargo & Co                                                  95,039                                5,926,632
                                                                                               -------------------
                                                                                                       44,631,094
                                                                                               -------------------
Retail - Apparel & Shoe (0.75%)
Abercrombie & Fitch Co (b)                                        24,620                                1,634,522
Nordstrom Inc                                                     99,158                                4,136,872
                                                                                               -------------------
                                                                                                        5,771,394
                                                                                               -------------------
Retail - Arts & Crafts (0.12%)
Michaels Stores Inc                                               27,147                                  912,954
                                                                                               -------------------

Retail - Building Products (1.67%)
Home Depot Inc                                                   190,056                                7,706,771
Lowe's Cos Inc                                                    79,915                                5,078,598
                                                                                               -------------------
                                                                                                       12,785,369
                                                                                               -------------------
Retail - Consumer Electronics (0.23%)
Circuit City Stores Inc                                           68,670                                1,731,171
                                                                                               -------------------

Retail - Discount (1.08%)
Target Corp                                                       37,716                                2,064,951
Wal-Mart Stores Inc                                              134,197                                6,187,824
                                                                                               -------------------
                                                                                                        8,252,775
                                                                                               -------------------
Retail - Drug Store (0.28%)
CVS Corp                                                          12,360                                  343,113
Walgreen Co                                                       41,442                                1,793,610
                                                                                               -------------------
                                                                                                        2,136,723
                                                                                               -------------------
Retail - Major Department Store (0.52%)
JC Penney Co Inc                                                  71,930                                4,013,694
                                                                                               -------------------

Retail - Office Supplies (0.38%)
Staples Inc                                                      122,691                                2,909,004
                                                                                               -------------------

Retail - Regional Department Store (0.37%)
Federated Department Stores Inc                                   42,922                                2,859,893
                                                                                               -------------------

Retail - Restaurants (1.10%)
Darden Restaurants Inc                                            95,313                                3,875,427
McDonald's Corp                                                  130,997                                4,586,205
                                                                                               -------------------
                                                                                                        8,461,632
                                                                                               -------------------
Semiconductor Component - Integrated Circuits (0.19%)
Linear Technology Corp                                            39,960                                1,486,912
                                                                                               -------------------

Semiconductor Equipment (0.18%)
Lam Research Corp (a)                                             30,190                                1,401,722
                                                                                               -------------------

Steel - Producers (0.42%)
Nucor Corp                                                        38,479                                3,241,086
                                                                                               -------------------

Telecommunication Equipment (0.19%)
Harris Corp                                                       31,379                                1,456,927
                                                                                               -------------------


Telecommunication Equipment - Fiber Optics (0.54%)
Corning Inc (a)                                                  169,010                                4,115,394
                                                                                               -------------------

Telecommunication Services (0.20%)
Amdocs Ltd (a)                                                    48,251                                1,553,682
                                                                                               -------------------

Telephone - Integrated (2.98%)
AT&T Inc                                                         343,048                                8,902,096
BellSouth Corp                                                    18,867                                  542,803
Qwest Communications International Inc (a)(b)                    325,585                                1,960,022
Sprint Nextel Corp                                               122,247                                2,798,234
Verizon Communications Inc                                       272,785                                8,636,373
                                                                                               -------------------
                                                                                                       22,839,528
                                                                                               -------------------
Television (0.09%)
CBS Corp                                                          25,942                                  677,864
                                                                                               -------------------

Therapeutics (0.74%)
Gilead Sciences Inc (a)                                           92,643                                5,639,179
                                                                                               -------------------

Tobacco (1.84%)
Altria Group Inc                                                 152,878                               11,059,194
Reynolds American Inc                                             19,520                                1,974,058
UST Inc                                                           27,850                                1,084,479
                                                                                               -------------------
                                                                                                       14,117,731
                                                                                               -------------------
Tools - Hand Held (0.18%)
Black & Decker Corp                                               15,984                                1,379,419
                                                                                               -------------------

Transport - Rail (0.83%)
Burlington Northern Santa Fe Corp                                 52,089                                4,173,370
Norfolk Southern Corp                                             44,170                                2,201,433
                                                                                               -------------------
                                                                                                        6,374,803
                                                                                               -------------------
Transport - Services (1.07%)
FedEx Corp                                                         6,860                                  693,889
United Parcel Service Inc                                        100,010                                7,491,749
                                                                                               -------------------
                                                                                                        8,185,638
                                                                                               -------------------
Web Portals (0.52%)
Google Inc (a)                                                     4,480                                1,940,960
Yahoo! Inc (a)                                                    58,694                                2,015,552
                                                                                               -------------------
                                                                                                        3,956,512
                                                                                               -------------------
Wireless Equipment (1.02%)
Motorola Inc                                                     263,729                                5,989,286
Qualcomm Inc                                                      37,888                                1,817,108
                                                                                               -------------------
                                                                                                        7,806,394
                                                                                               -------------------
TOTAL COMMON STOCKS                                                                           $       760,916,860
                                                                                               -------------------
                                                              Principal
                                                                Amount                               Value
                                                              ----------------------------------------------------
SHORT TERM INVESTMENTS (5.43%)
Commercial Paper (5.43%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                              41,596,909                               41,596,909
                                                                                               -------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $        41,596,909
                                                                                               -------------------

REPURCHASE AGREEMENTS (1.68%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing
2/1/2006 (collateralized by                                   12,898,573                               12,897,000
Federal Home Loan Bank ARM;
$13,187,831; 12/1/2035)  (d)
                                                                                               -------------------

TOTAL REPURCHASE AGREEMENTS                                                                   $        12,897,000
                                                                                               -------------------
Total Investments                                                                             $       815,410,769
Liabilities in Excess of Other Assets, Net - (6.40)%                                                 (49,032,919)
                                                                                               -------------------
TOTAL NET ASSETS - 100.00%                                                                    $       766,377,850
                                                                                               ===================
                                                                                               -------------------

                                                                                               ===================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $9,914,899 or 1.29% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $        73,942,722
Unrealized Depreciation                                  (18,963,138)
                                                   -------------------
Net Unrealized Appreciation (Depreciation)                 54,979,584
Cost for federal income tax purposes                      760,431,185


                          SCHEDULE OF FUTURES CONTRACTS
                                                                             Current           Unrealized
                                             Number of       Original        Market          Appreciation/
Type                                         Contracts         Value          Value          (Depreciation)
-----------------------------------------------------------------------------------------------------------
Buy:
S&P 500; March 2006                             18           $5,768,200   $5,776,200            $8,000

Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------------------------
Sector                                                                                         Percent
-------------------------------------------------------------------------------------------------------
Financial                                                                                       28.17%
Consumer, Non-cyclical                                                                          21.49%
Technology                                                                                      11.55%
Industrial                                                                                      11.04%
Energy                                                                                          10.77%
Communications                                                                                   9.10%
Consumer, Cyclical                                                                               8.88%
Utilities                                                                                        2.92%
Basic Materials                                                                                  2.48%
Liabilities in Excess of Other Assets, Net                                                    (-6.40%)
                                                                                    -------------------
TOTAL NET ASSETS                                                                               100.00%
                                                                                    ===================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------------------------
Asset Type                                                                                     Percent
-------------------------------------------------------------------------------------------------------
Futures                                                                                          0.75%


Schedule of Investments
January 31, 2006 (unaudited)
Diversified International Fund
                                                              Shares
                                                               Held                                Value
                                                            ----------------------------------------------------
COMMON STOCKS (98.26%)
Advertising Sales (0.02%)
SR Teleperformance                                               4,713                      $           156,638
                                                                                             -------------------

Advertising Services (0.07%)
Publicis Groupe                                                 12,406                                  467,455
                                                                                             -------------------

Aerospace & Defense (0.80%)
BAE Systems PLC                                                406,982                                3,018,151
Rolls-Royce Group PLC                                          261,201                                2,014,809
                                                                                             -------------------
                                                                                                      5,032,960
                                                                                             -------------------
Aerospace & Defense Equipment (0.23%)
Zodiac SA                                                       22,658                                1,452,718
                                                                                             -------------------

Agricultural Operations (0.05%)
Astra Agro Lestari Tbk PT                                      101,293                                   54,496
Astral Foods Ltd                                                19,703                                  268,035
Provimi SA                                                         647                                   16,263
                                                                                             -------------------
                                                                                                        338,794
                                                                                             -------------------
Apparel Manufacturers (0.09%)
Gerry Weber International AG                                       902                                   17,218
Gildan Activewear (a)                                            6,229                                  297,094
Sanei-International Co Ltd                                       1,247                                   58,694
Youngone Corp                                                   55,480                                  221,425
                                                                                             -------------------
                                                                                                        594,431
                                                                                             -------------------
Applications Software (0.36%)
Azure Dynamics Corp (a)                                         15,784                                   16,843
Sage Group PLC                                                 471,824                                2,232,744
                                                                                             -------------------
                                                                                                      2,249,587
                                                                                             -------------------
Audio & Video Products (0.90%)
Advanced Digital Broadcast Holdings SA (a)                         625                                   67,081
Canon Electronics Inc                                            4,474                                  173,128
D&M Holdings Inc                                                19,360                                   86,658
Matsushita Electric Industrial Co Ltd                          146,000                                3,180,285
ReignCom Ltd (a)                                                12,013                                  177,458
Sony Corp                                                       40,100                                1,952,505
                                                                                             -------------------
                                                                                                      5,637,115
                                                                                             -------------------
Auto - Car & Light Trucks (1.25%)
Dongfeng Motor Group Co Ltd (a)                                536,000                                  172,743
Ford Otomotiv Sanayi AS                                         37,076                                  341,895
Hyundai Motor Co                                                 6,409                                  579,345
Tata Motors Ltd ADR                                             19,025                                  305,541
Toyota Motor Corp                                              124,052                                6,442,884
                                                                                             -------------------
                                                                                                      7,842,408
                                                                                             -------------------
Auto - Medium & Heavy Duty Trucks (0.08%)
Mahindra & Mahindra (a)(b)                                      35,238                                  441,532
Nissan Diesel Motor Co Ltd                                      11,709                                   73,816
                                                                                             -------------------
                                                                                                        515,348
                                                                                             -------------------
Auto/Truck Parts & Equipment - Original (1.73%)
Aisin Seiki Co Ltd                                              51,200                                1,898,159
Denso Corp                                                      92,500                                3,263,358

ElringKlinger AG                                                   392                                   17,231
Futaba Industrial Co Ltd                                         5,266                                  125,054
Haldex AB                                                        3,100                                   70,222
Keihin Corp                                                      7,652                                  197,404
Koito Manufacturing Co Ltd                                      95,159                                1,359,937
Mikuni Corp                                                      4,740                                   29,477
Mitsuba Corp                                                     3,000                                   33,879
NGK Spark Plug Co Ltd                                          142,000                                3,554,094
Nippon Seiki Co Ltd                                              5,000                                  117,456
Nissin Kogyo Co Ltd                                              2,645                                  156,127
Tachi-S Co Ltd                                                   1,747                                   19,400
Unipres Corp (a)                                                 2,816                                   32,450
                                                                                             -------------------
                                                                                                     10,874,248
                                                                                             -------------------
Beverages - Non-alcoholic (0.05%)
Asahi Soft Drinks Co Ltd                                         4,000                                   52,655
Coca-Cola Femsa SA de CV                                        81,497                                  244,687
                                                                                             -------------------
                                                                                                        297,342
                                                                                             -------------------
Beverages - Wine & Spirits (0.89%)
C&C Group PLC                                                   29,617                                  202,117
Davide Campari-Milano SpA                                       20,265                                  158,228
Diageo PLC                                                     197,997                                2,945,463
Mercian Corp                                                    39,809                                  126,842
Pernod-Ricard SA                                                11,651                                2,164,614
                                                                                             -------------------
                                                                                                      5,597,264
                                                                                             -------------------
Brewery (0.71%)
Fomento Economico Mexicano SA de CV                             30,357                                  238,171
InBev NV                                                        57,346                                2,699,758
Royal UNIBREW A/S                                                1,617                                  152,048
Wolverhampton & Dudley Brew PLC                                 60,945                                1,344,248
                                                                                             -------------------
                                                                                                      4,434,225
                                                                                             -------------------
Building - Heavy Construction (1.11%)
ACS Actividades Cons y Serv                                    118,705                                4,129,709
Aker Kvaerner ASA (a)                                           33,048                                2,268,543
CFE (CIE Francois D'enter)                                          18                                   18,634
NCC AB                                                           5,733                                  120,455
Sambu Construction Co Ltd                                        1,160                                   27,658
Severfield-Rowen Plc                                             2,494                                   46,720
Veidekke ASA                                                     2,117                                   60,417
YTL Corp Bhd                                                   208,900                                  281,281
                                                                                             -------------------
                                                                                                      6,953,417
                                                                                             -------------------
Building - Maintenance & Service (0.04%)
Babcock International Group                                     48,352                                  212,266
Programmed Maintenance Services Ltd                              6,048                                   16,196
                                                                                             -------------------
                                                                                                        228,462
                                                                                             -------------------
Building - Mobil Home & Manufactured Housing (0.00%)
Maisons France Confort                                             290                                   17,924
                                                                                             -------------------

Building - Residential & Commercial (0.13%)
Desarrolladora Homex SA de CV ADR (a)                           11,482                                  398,540
Kaufman & Broad SA                                               1,437                                  134,274
Persimmon PLC                                                   13,407                                  300,242
                                                                                             -------------------
                                                                                                        833,056
                                                                                             -------------------
Building & Construction - Miscellaneous (1.42%)
Ando Corp                                                        5,451                                   21,792
Aveng Ltd                                                      131,360                                  443,510
Ballast Nedam                                                    1,700                                   70,703
Boskalis Westminster                                               378                                   25,727

Bouygues                                                        44,378                                2,431,435
Eiffage                                                         17,610                                1,815,486
Galliford Try Plc                                               18,426                                   36,270
JM AB                                                            8,154                                  417,064
Koninklijke BAM Groep NV                                        14,736                                1,320,571
Leighton Holdings Ltd                                           17,497                                  268,022
Morgan Sindall PLC                                               8,558                                  165,185
Obayashi Corp                                                  185,000                                1,490,240
Orascom Construction Industries                                  4,233                                  213,092
Samwhan Corp                                                     2,146                                   39,376
Sjaelso Gruppen                                                    330                                  107,908
United Group Ltd                                                 6,559                                   61,524
                                                                                             -------------------
                                                                                                      8,927,905
                                                                                             -------------------
Building & Construction Products - Miscellaneous (0.15%)
CSR Ltd                                                         69,915                                  224,243
K Wah International Holdings Ltd                               171,278                                   43,939
Kingspan Group Plc                                              37,538                                  515,081
Okabe Co Ltd                                                    12,729                                   49,039
Sika AG (a)                                                        105                                  102,287
                                                                                             -------------------
                                                                                                        934,589
                                                                                             -------------------
Building Products - Cement & Aggregate (1.33%)
Adelaide Brighton Ltd                                          174,053                                  287,025
Cementir SpA                                                     7,259                                   45,131
Cemex SA de CV                                                 156,016                                1,026,562
Holcim Ltd                                                      34,421                                2,599,510
Italcementi SpA                                                 13,776                                  262,465
Pretoria Portland Cement Co Ltd                                  3,219                                  176,643
Rinker Group Ltd                                               188,547                                2,393,279
Taiheiyo Cement Corp                                           380,013                                1,541,931
                                                                                             -------------------
                                                                                                      8,332,546
                                                                                             -------------------
Cable TV (0.53%)
Rogers Communications - Class B                                 75,355                                3,302,095
                                                                                             -------------------

Casino Hotels (0.03%)
Genting Bhd                                                     35,930                                  219,383
                                                                                             -------------------

Cellular Telecommunications (1.50%)
America Movil SA de CV ADR                                      27,654                                  932,770
China Mobile Hong Kong Ltd                                     762,823                                3,707,321
Digi.Com BHD (a)                                                76,907                                  161,996
Far EasTone Telecommunications Co Ltd                          277,300                                  325,588
MobileOne Ltd                                                   81,605                                  110,630
NTT DoCoMo Inc                                                   1,044                                1,694,443
SK Telecom Co Ltd                                                2,843                                  565,859
Telepark Corp                                                       31                                   86,328
Turkcell Iletisim Hizmet AS                                          1                                        5
Virgin Mobile Holdings UK PLC                                   16,925                                  111,000
Vodafone Egypt Telecommunications SAE                            2,738                                   48,428
Vodafone Group PLC                                             781,000                                1,641,427
                                                                                             -------------------
                                                                                                      9,385,795
                                                                                             -------------------
Ceramic Products (0.01%)
Krosaki Harima Corp                                             11,279                                   71,394
                                                                                             -------------------

Chemicals - Diversified (1.74%)
Bayer AG                                                        53,643                                2,236,211
Israel Chemicals Ltd                                            60,194                                  239,212
K+S AG                                                           6,466                                  441,577
Koninklijke DSM NV                                              50,940                                2,277,554
Mitsubishi Gas Chemical Co Inc                                 295,699                                3,397,387
Nan Ya Plastics Corp                                           201,000                                  297,280
NOF Corp                                                        24,696                                  164,549
Sumitomo Chemical Co Ltd                                       243,715                                1,882,017
                                                                                             -------------------
                                                                                                     10,935,787
                                                                                             -------------------
Chemicals - Plastics (0.05%)
Formosa Plastics Corp                                          163,000                                  264,013
Sekisui Jushi Corp                                               2,857                                   23,966
                                                                                             -------------------
                                                                                                        287,979
                                                                                             -------------------
Chemicals - Specialty (0.10%)
Auriga Industries                                                4,240                                  131,058
Daicel Chemical Industries Ltd                                  41,301                                  335,517
Tokyo Ohka Kogyo Co Ltd                                          6,168                                  181,249
                                                                                             -------------------
                                                                                                        647,824
                                                                                             -------------------
Circuit Boards (0.70%)
Ibiden Co Ltd                                                   76,291                                4,288,171
Simm Tech Co Ltd                                                 7,910                                   87,329
                                                                                             -------------------
                                                                                                      4,375,500
                                                                                             -------------------
Coal (0.04%)
Banpu Public Co Ltd (a)                                         66,100                                  236,041
                                                                                             -------------------

Coatings & Paint (0.01%)
Sakata INX Corp                                                  4,090                                   21,068
Wattyl Ltd                                                      14,683                                   38,319
                                                                                             -------------------
                                                                                                         59,387
                                                                                             -------------------
Commercial Banks (15.34%)
ABN AMRO Holding NV                                            125,698                                3,487,710
Akbank TAS                                                      49,564                                  430,828
Amagerbanken A/S                                                   795                                  186,887
Banca Intesa SpA                                               528,150                                3,003,039
Banca Popolare di Milano SCRL                                  168,193                                2,066,875
Banca Popolare di Verona e Novara Scrl                          14,137                                  324,448
Banche Popolari Unite Scrl                                      13,223                                  309,894
Banco Bilbao Vizcaya Argentaria SA                             285,084                                5,753,468
Banco do Brasil SA                                               7,141                                  172,661
Banco Sabadell SA                                               19,476                                  545,599
Banco Santander Central Hispano SA                             306,660                                4,408,945
BanColombia SA ADR                                               9,457                                  308,014
Bank Hapoalim BM                                                61,282                                  281,367
Bank of Communications Co Ltd (a)(c)                           790,000                                  458,284
Bank of Iwate Ltd/The                                              825                                   58,775
Bank of Nagoya Ltd/The                                           4,684                                   36,131
Bank of the Philippine Islands                                 207,870                                  235,174
BNP Paribas                                                     71,064                                6,333,905
Commercial International Bank                                   26,186                                  260,272
Commerzbank AG                                                 102,426                                3,478,792
Credito Emiliano SpA                                            10,197                                  126,175
Daegu Bank                                                      29,967                                  470,637
Danske Bank A/S                                                106,884                                3,751,521
DNB NOR ASA                                                    284,412                                3,182,656
Fortis                                                         121,347                                4,218,677
HBOS PLC                                                        67,595                                1,187,574
HSBC Holdings PLC                                              375,381                                6,234,778
ICICI Bank Ltd ADR                                               9,891                                  310,775
Jeonbuk Bank                                                    12,563                                  109,138
Jyske Bank (a)                                                  33,139                                1,660,481
Kagoshima Bank Ltd/The                                           6,692                                   54,878
KBC Groep NV                                                    45,350                                4,551,410
Keiyo Bank Ltd/The                                              25,052                                  200,519
Kookmin Bank                                                    40,030                                3,178,664
Mitsubishi UFJ Financial Group Inc                                 229                                3,305,941
Mizuho Financial Group Inc                                         590                                4,838,338
Natexis Banques Populaires                                         705                                  131,922
National Bank of Greece SA                                      75,483                                3,448,211
Oita Bank Ltd/The                                                6,982                                   53,081
Pusan Bank                                                      40,000                                  510,030
Raiffeisen International Bank Holding AS (a)                     4,198                                  303,513
San-In Godo Bank Ltd/The                                         5,036                                   52,053
Sberbank RF                                                        188                                  280,120
Shiga Bank Ltd/The                                               8,582                                   61,800
Siam Commercial Bank Public (a)(b)                             135,500                                  207,123
Skandinaviska Enskilda Banken AB                               112,616                                2,506,653
Societe Generale                                                36,721                                4,846,965
Spar Nord Bank A/S                                                 190                                   29,921
Sparebanken Midt-Norge                                           4,435                                   50,795
Sparebanken Rogaland                                               900                                   29,470
State Bank of India Ltd                                          1,364                                   62,921
Sumitomo Mitsui Financial Group Inc                                354                                4,142,827
Sumitomo Trust & Banking Co Ltd/The                            284,000                                3,131,969
Taishin Financial Holdings Co Ltd                                    1                                        1
Tokyo Tomin Bank Ltd/The                                         1,870                                   80,509
Turkiye Garanti Bankasi AS (a)                                  79,118                                  364,792
Turkiye Is Bankasi                                              69,366                                  629,168
UniCredito Italiano SpA                                        385,016                                2,746,708
Westpac Banking Corp                                           165,721                                2,917,129
Yamaguchi Bank Ltd/The                                           6,276                                   92,855
                                                                                             -------------------
                                                                                                     96,203,766
                                                                                             -------------------
Commercial Services (0.11%)
Aggreko Plc                                                     25,529                                  124,778
ITE Group PLC                                                    5,029                                   11,977
Nomura Co Ltd                                                    5,004                                   32,358
SGS SA                                                             302                                  282,646
So-net M3 Inc (a)                                                   44                                  232,281
Spice Holdings PLC                                               6,526                                   29,809
                                                                                             -------------------
                                                                                                        713,849
                                                                                             -------------------
Computer Services (0.44%)
Alten (a)                                                        4,331                                  151,463
Computershare Ltd                                              484,826                                2,526,893
HIQ International AB                                             3,980                                   23,571
Sopra Group SA                                                     674                                   53,239
                                                                                             -------------------
                                                                                                      2,755,166
                                                                                             -------------------
Computers (0.35%)
Acer Inc                                                       234,260                                  534,723
High Tech Computer Corp                                         60,000                                1,273,881
Wistron Corp (a)                                               285,000                                  378,741
                                                                                             -------------------
                                                                                                      2,187,345
                                                                                             -------------------
Computers - Integrated Systems (0.38%)
Hitachi Systems & Services Ltd                                   4,912                                  132,173
Otsuka Corp                                                     19,539                                2,233,219
                                                                                             -------------------
                                                                                                      2,365,392
                                                                                             -------------------
Computers  -Memory Devices (0.06%)
Quanta Storage Inc                                             237,400                                  380,808
                                                                                             -------------------

Consulting Services (0.09%)
ASK Planning Center Inc                                          7,020                                   57,448
Intage Inc                                                       1,454                                   39,373
KK DaVinci Advisors (a)                                             33                                  236,228
Savills PLC                                                     13,127                                  244,509
                                                                                             -------------------
                                                                                                        577,558
                                                                                             -------------------
Cosmetics & Toiletries (0.03%)
Oriflame Cosmetics SA                                            5,909                                  167,995
                                                                                             -------------------

Diagnostic Equipment (0.01%)
Draegerwerk AG                                                     803                                   47,301
                                                                                             -------------------

Distribution & Wholesale (0.81%)
Alesco Corp Ltd                                                  8,766                                   61,868
Buhrmann NV                                                     20,452                                  319,376
Inabata & Co Ltd                                                 5,757                                   56,604
Itochu-Shokuhin Co Ltd                                             684                                   31,493
Lotte Shopping Co (a)(b)(c)                                     30,587                                  632,233
Telewave Inc                                                        37                                  314,484
Trusco Nakayama Corp                                             2,509                                   62,797
Univar NV                                                        2,679                                  136,143
Wolseley PLC                                                   141,844                                3,416,014
Yuasa Trading Co Ltd (a)                                        24,995                                   59,570
                                                                                             -------------------
                                                                                                      5,090,582
                                                                                             -------------------
Diversified Financial Services (0.95%)
Acta Holding ASA                                                63,752                                  181,942
Cathay Financial Holding Co Ltd                                 55,000                                  102,326
Chinatrust Financial Holding Co                                354,000                                  283,368
Hana Financial Group Inc                                         4,894                                  239,969
Investec Ltd                                                     5,628                                  279,710
Investec PLC                                                     6,620                                  330,859
Sampo Oyj                                                      138,813                                2,703,712
Shin Kong Financial Holding Co Ltd                             488,701                                  391,957
Shinhan Financial Group Co Ltd                                  17,814                                  758,062
SinoPac Financial Holdings Co Ltd                              694,000                                  361,312
Woori Finance Holdings Co Ltd                                   15,280                                  300,959
                                                                                             -------------------
                                                                                                      5,934,176
                                                                                             -------------------
Diversified Manufacturing Operations (0.71%)
Charter Plc (a)                                                229,758                                2,525,688
NKT Holding A/S                                                  3,080                                  154,328
Senior Plc                                                      25,638                                   28,480
Smiths Group PLC                                                95,328                                1,679,050
Ten Cate NV                                                        875                                   93,660
                                                                                             -------------------
                                                                                                      4,481,206
                                                                                             -------------------
Diversified Minerals (2.26%)
Anglo American PLC                                              70,411                                2,704,361
Antofagasta PLC                                                 21,837                                  789,818
BHP Billiton PLC                                               381,164                                7,035,383
Birch Mountain Resources (a)                                    23,524                                  169,131
Eurozinc Mining Corp (a)                                        59,103                                   70,305
Inmet Mining Corp                                                9,318                                  281,993
Teck Cominco Ltd                                                48,498                                3,116,547
                                                                                             -------------------
                                                                                                     14,167,538
                                                                                             -------------------
Diversified Operations (0.77%)
Alfa SA de CV                                                   62,237                                  352,821
Bergman & Beving AB                                              1,000                                   13,985
Brascan (a)                                                     70,506                                3,761,800
Haci Omer Sabanci Holding AS ADR                                     2                                        4
Haci Omer Sabanci Holding AS                                    48,044                                  370,407

Imperial Holdings Ltd                                           12,052                                  298,996
                                                                                             -------------------
                                                                                                      4,798,013
                                                                                             -------------------
E-Commerce - Products (0.03%)
Submarino SA (a)                                                 8,382                                  196,422
                                                                                             -------------------

E-Commerce - Services (0.01%)
QXL Ricardo PLC (a)                                                191                                   44,097
                                                                                             -------------------

Electric - Generation (0.33%)
British Energy Group PLC (a)                                   153,706                                1,665,076
CEZ                                                              5,512                                  191,622
Ratchaburi Electricity Generating Holding PLC (a)(b)           211,377                                  221,287
                                                                                             -------------------
                                                                                                      2,077,985
                                                                                             -------------------
Electric - Integrated (2.47%)
E.ON AG                                                         26,205                                2,930,688
EDP - Energias do Brasil SA                                     18,004                                  272,245
Fortum Oyj                                                     104,144                                2,325,637
International Power PLC                                        845,098                                4,077,991
Korea Electric Power Corp                                       14,560                                  626,383
Okinawa Electric Power Co Inc/The                                1,565                                   97,056
RWE AG                                                          41,007                                3,381,066
Verbund - Oesterreichische Elektrizitaetswirtschafts AG          3,994                                1,784,768
                                                                                             -------------------
                                                                                                     15,495,834
                                                                                             -------------------
Electric Products - Miscellaneous (0.13%)
LG Electronics Inc                                               6,960                                  602,457
Nordisk Solar Co                                                   154                                   12,977
Ultra Electronics Holdings                                      11,623                                  203,378
                                                                                             -------------------
                                                                                                        818,812
                                                                                             -------------------
Electric-Transmission (0.06%)
Terna SpA                                                      142,388                                  366,552
                                                                                             -------------------

Electronic Components - Miscellaneous (0.74%)
AddTech AB                                                         924                                   10,587
Chemring Group Plc                                               6,552                                  112,550
HON HAI Precision Industry Co Ltd                              170,995                                1,149,555
Hoya Corp                                                       70,200                                2,818,434
Jurong Technologies Industrial Corp Ltd                        146,973                                  158,493
Meiko Electronics Co                                             2,886                                  236,422
Star Micronics Co Ltd                                            5,746                                   95,076
U-Shin Ltd                                                       5,113                                   53,329
                                                                                             -------------------
                                                                                                      4,634,446
                                                                                             -------------------
Electronic Components - Semiconductors (1.92%)
Hynix Semiconductor Inc (a)                                     71,186                                2,752,540
MediaTek Inc                                                    26,400                                  263,744
Samsung Electronics Co Ltd                                       9,350                                7,172,550
Shinko Electric Industries                                       1,917                                  151,965
SOITEC (a)                                                      67,853                                1,677,539
                                                                                             -------------------
                                                                                                     12,018,338
                                                                                             -------------------
Electronic Measurement Instruments (0.03%)
ESPEC Corp                                                       3,766                                   64,019
V Technology Co Ltd                                                 10                                  148,635
                                                                                             -------------------
                                                                                                        212,654
                                                                                             -------------------
Electronic Parts Distribution (0.01%)
Macnica Inc                                                        943                                   30,611
Marubun Corp                                                     2,989                                   47,261
                                                                                             -------------------
                                                                                                         77,872
                                                                                             -------------------

Energy - Alternate Sources (0.06%)
Solarworld AG                                                    1,861                                  395,422
                                                                                             -------------------

Engineering - Research & Development Services (0.18%)
ABB Ltd (a)                                                     44,416                                  481,916
Arcadis NV                                                       1,053                                   36,800
Bradken Ltd                                                     14,550                                   51,400
Downer EDI Ltd                                                  29,477                                  164,782
Keller Group PLC                                                 2,996                                   21,898
Larsen & Toubro Ltd                                              7,828                                  384,392
WSP Group PLC                                                    2,144                                   14,728
                                                                                             -------------------
                                                                                                      1,155,916
                                                                                             -------------------
Enterprise Software & Services (0.00%)
Linedata Services                                                  520                                   15,439
                                                                                             -------------------

Environmental Monitoring & Detection (0.01%)
Munters AB                                                       2,109                                   60,929
                                                                                             -------------------

E-Services - Consulting (0.01%)
Transcom WorldWide SA (a)                                        5,798                                   57,104
                                                                                             -------------------

Feminine Health Care Products (0.07%)
Hengan International Group Co Ltd                              362,340                                  432,069
                                                                                             -------------------

Finance - Consumer Loans (0.12%)
African Bank Investments Ltd                                    64,889                                  302,454
Jaccs Co Ltd                                                    29,051                                  299,034
Sanyo Shinpan Finance Co Ltd                                     2,131                                  133,250
                                                                                             -------------------
                                                                                                        734,738
                                                                                             -------------------
Finance - Credit Card (0.03%)
UFJ NICOS Co Ltd                                                19,040                                  202,330
                                                                                             -------------------

Finance - Investment Banker & Broker (3.08%)
Binck NV                                                         6,249                                   77,475
Canaccord Capital Inc                                            4,128                                   67,157
Credit Suisse Group                                             84,738                                4,937,703
Daewoo Securities Co Ltd (a)                                    15,070                                  279,638
Daiwa Securities Group Inc                                     169,000                                1,987,896
Macquarie Bank Ltd                                              45,468                                2,351,888
Nomura Holdings Inc                                            242,673                                4,747,116
Takagi Securities Co Ltd                                        14,191                                   92,009
UBS AG                                                          43,923                                4,765,668
                                                                                             -------------------
                                                                                                     19,306,550
                                                                                             -------------------
Finance - Leasing Company (0.80%)
Athlon Holding NV                                                1,129                                   30,668
Banca Italease (a)                                              11,285                                  388,765
Century Leasing System Inc                                       5,176                                   81,841
Fuyo General Lease Co Ltd                                        3,396                                  132,574
ORIX Corp                                                       16,838                                4,365,381
STB Leasing Co Ltd                                                 948                                   18,342
                                                                                             -------------------
                                                                                                      5,017,571
                                                                                             -------------------
Finance - Mortgage Loan/Banker (0.10%)
Paragon Group of Cos PLC                                        51,590                                  607,464
                                                                                             -------------------

Finance - Other Services (0.71%)
Australian Stock Exchange Ltd                                    6,228                                  164,562
Cabcharge Australia Ltd                                          3,510                                   16,780

Deutsche Boerse AG                                              28,157                                3,567,151
Grupo Financiero Banorte SA de CV                              108,616                                  258,768
NETeller PLC (a)                                                14,617                                  203,548
SFE Corp Ltd                                                    24,538                                  257,081
                                                                                             -------------------
                                                                                                      4,467,890
                                                                                             -------------------
Financial Guarantee Insurance (0.05%)
Euler Hermes SA                                                  2,757                                  287,913
                                                                                             -------------------

Fisheries (0.23%)
Fjord Seafood ASA (a)                                           41,337                                   31,107
Nichiro Corp                                                    38,207                                   98,239
Nippon Suisan Kaisha Ltd                                       270,000                                1,102,464
PAN Fish ASA (a)                                               543,844                                  196,052
                                                                                             -------------------
                                                                                                      1,427,862
                                                                                             -------------------
Food - Confectionery (0.04%)
Barry Callebaut AG (a)                                             224                                   83,054
Morinaga & Co Ltd                                               54,642                                  181,572
                                                                                             -------------------
                                                                                                        264,626
                                                                                             -------------------
Food - Dairy Products (0.04%)
Binggrae Co Ltd                                                  2,450                                  121,148
Maeil Dairy Industry Co Ltd                                      5,902                                  145,615
                                                                                             -------------------
                                                                                                        266,763
                                                                                             -------------------
Food - Flour & Grain (0.00%)
Samyang Genex Co Ltd                                               262                                   18,768
                                                                                             -------------------

Food - Miscellaneous/Diversified (1.46%)
Daesang Corp (a)                                                35,026                                  530,119
J-Oil Mills Inc                                                  5,906                                   32,188
Nestle SA                                                       20,288                                5,938,646
Nisshin Oillio Group Ltd/The                                    18,808                                  131,262
Orkla ASA                                                       56,000                                2,229,048
Pulmuone Co Ltd                                                  1,031                                   49,057
Tiger Brands Ltd                                                 9,460                                  248,524
                                                                                             -------------------
                                                                                                      9,158,844
                                                                                             -------------------
Food - Retail (0.09%)
Migros Turk TAS                                                 23,564                                  260,041
Spar Group Ltd/The                                              58,183                                  327,883
                                                                                             -------------------
                                                                                                        587,924
                                                                                             -------------------
Food - Wholesale & Distribution (0.02%)
Kato Sangyo Co Ltd                                               1,618                                   29,923
Valor Co Ltd                                                     2,221                                   89,929
                                                                                             -------------------
                                                                                                        119,852
                                                                                             -------------------
Footwear & Related Apparel (0.08%)
Geox SpA                                                        19,281                                  219,145
Grendene SA                                                     17,877                                  180,808
Prime Success International Group                              158,306                                   96,936
                                                                                             -------------------
                                                                                                        496,889
                                                                                             -------------------
Gambling (Non-Hotel) (0.27%)
OPAP SA                                                         45,417                                1,706,336
                                                                                             -------------------

Gas - Distribution (0.01%)
Shizuoka Gas Co Ltd                                             12,442                                   84,707
                                                                                             -------------------

Gold Mining (0.07%)
Harmony Gold Mining Co Ltd (a)                                  23,477                                  427,184

Northgate Minerals Corp (a)                                     17,155                                   37,962
                                                                                             -------------------
                                                                                                        465,146
                                                                                             -------------------
Hazardous Waste Disposal (0.01%)
Newalta Income Fund                                              3,724                                   92,017
                                                                                             -------------------

Home Furnishings (0.03%)
Lewis Group Ltd                                                 20,685                                  181,003
                                                                                             -------------------

Human Resources (0.01%)
Brunel International                                             2,219                                   51,735
DIS Deutscher Industrie Service AG                                 187                                   12,955
                                                                                             -------------------
                                                                                                         64,690
                                                                                             -------------------
Import & Export (1.56%)
Mitsubishi Corp                                                169,159                                3,959,302
Mitsui & Co Ltd                                                248,000                                3,573,878
Sumitomo Corp                                                  165,000                                2,262,204
                                                                                             -------------------
                                                                                                      9,795,384
                                                                                             -------------------
Industrial Audio & Video Products (0.01%)
Intelligent Digital Integrated Security                          3,820                                   63,954
                                                                                             -------------------

Instruments - Scientific (0.02%)
Lasertec Corp                                                    1,337                                   99,591
                                                                                             -------------------

Insurance Brokers (0.01%)
April Group                                                      1,171                                   54,745
                                                                                             -------------------

Interior Design/Architecture (0.00%)
GL Events                                                          696                                   25,355
                                                                                             -------------------

Internet Brokers (0.03%)
kabu.com Securities Co Ltd                                          60                                  191,176
                                                                                             -------------------

Internet Content - Entertainment (0.01%)
Monstermob Group PLC (a)                                         9,187                                   63,395
                                                                                             -------------------

Internet Security (0.07%)
Check Point Software Technologies (a)                           18,919                                  409,407
                                                                                             -------------------

Investment Management & Advisory Services (0.07%)
Aberdeen Asset Management PLC                                  128,484                                  375,080
Record Investments Ltd                                          10,438                                   67,588
                                                                                             -------------------
                                                                                                        442,668
                                                                                             -------------------
Leisure & Recreation Products (0.02%)
CTS Eventim AG (a)                                               1,579                                   45,633
Rodriguez Group                                                    887                                   52,939
                                                                                             -------------------
                                                                                                         98,572
                                                                                             -------------------
Lighting Products & Systems (0.01%)
Kumho Electric Co Ltd                                              820                                   58,993
                                                                                             -------------------

Lottery Services (0.07%)
Intralot SA-Integrated Lottery Systems                          11,998                                  263,410
Tattersall's Ltd (a)                                            74,852                                  166,469
                                                                                             -------------------
                                                                                                        429,879
                                                                                             -------------------
Machinery - Construction & Mining (1.24%)
Aichi Corp                                                       3,650                                   33,424
Atlas Copco AB                                                 152,729                                3,580,009
Komatsu Ltd                                                    217,000                                4,013,198
Takeuchi Manufacturing Co Ltd                                      935                                   73,960
Wajax Income Fund                                                2,377                                   66,010
                                                                                             -------------------
                                                                                                      7,766,601
                                                                                             -------------------
Machinery - Farm (0.59%)
Kubota Corp                                                    386,374                                3,689,968
                                                                                             -------------------

Machinery - General Industry (0.84%)
Alstom RGPT (a)                                                 21,124                                1,604,462
Andritz AG                                                       2,460                                  282,677
Furukawa Co Ltd                                                 35,000                                   93,281
Makino Milling Machine Co Ltd                                   24,123                                  302,091
MAN AG                                                          34,676                                1,989,558
MMI Holding Ltd                                                231,764                                  112,826
Nabtesco Corp                                                   16,582                                  213,038
Okuma Holdings Inc                                              16,222                                  209,799
Pinguely-Haulotte                                               10,575                                  254,128
Sintokogio Ltd                                                  10,771                                  132,216
Toshiba Machine Co Ltd                                           9,696                                   97,569
                                                                                             -------------------
                                                                                                      5,291,645
                                                                                             -------------------
Machinery - Material Handling (0.04%)
Daifuku Co Ltd                                                  10,466                                  194,899
Fuji Machine Manufacturing Co Ltd                                3,487                                   68,361
                                                                                             -------------------
                                                                                                        263,260
                                                                                             -------------------
Machinery - Thermal Processing (0.05%)
Daihen Corp                                                     45,272                                  247,891
Denyo Co Ltd                                                     4,456                                   72,056
                                                                                             -------------------
                                                                                                        319,947
                                                                                             -------------------
Medical - Biomedical/Gene (0.02%)
Basilea Pharmaceutica (a)                                          146                                   17,664
Fornix Biosciences NV                                              592                                   16,103
GPC Biotech AG (a)                                               2,961                                   44,944
Morphosys AG (a)                                                   832                                   49,242
                                                                                             -------------------
                                                                                                        127,953
                                                                                             -------------------
Medical - Drugs (4.65%)
Active Biotech AB (a)                                            1,210                                   12,712
ALK-Abello A/S (a)                                                 777                                   92,149
AstraZeneca PLC                                                105,331                                5,095,816
Chong Kun Dang Pharm Corp                                          750                                   25,706
Daewoong Pharmaceutical Co Ltd                                     652                                   28,016
Dr Reddy's Laboratories Ltd ADR                                  6,045                                  154,752
GlaxoSmithKline PLC                                            106,485                                2,721,552
Hikma Pharmaceuticals PLC (a)                                   48,881                                  378,353
Labopharm Inc (a)                                                7,939                                   63,190
Merck KGaA                                                      14,897                                1,558,584
Novartis AG                                                    103,041                                5,646,302
Recordati SpA                                                   17,358                                  124,359
Roche Holding AG                                                40,883                                6,446,309
Rohto Pharmaceutical Co Ltd                                    124,882                                1,514,820
Sanofi-Aventis                                                  30,821                                2,823,786
Santen Pharmaceutical Co Ltd                                    51,052                                1,338,826
TopoTarget A/S (a)                                               3,939                                   14,739
Tsumura & Co                                                    39,000                                1,129,373
                                                                                             -------------------
                                                                                                     29,169,344
                                                                                             -------------------
Medical - Generic Drugs (0.08%)
Teva Pharmaceutical Industries Ltd ADR                          11,204                                  477,627
                                                                                             -------------------


Medical - Wholesale Drug Distribution (0.01%)
Meda AB                                                          2,900                                   40,748
                                                                                             -------------------

Medical Instruments (0.10%)
Elekta AB                                                       19,680                                  333,380
Nihon Kohden Corp                                                6,000                                  111,220
Topcon Corp                                                      6,017                                  208,679
                                                                                             -------------------
                                                                                                        653,279
                                                                                             -------------------
Medical Laboratory & Testing Service (0.03%)
CML Healthcare Income Fund                                       8,429                                  111,178
Eurofins Scientific (a)                                            908                                   55,901
                                                                                             -------------------
                                                                                                        167,079
                                                                                             -------------------
Medical Products (0.38%)
Phonak Holding AG                                               46,746                                2,309,751
Ypsomed Holding AG (a)                                             488                                   75,803
                                                                                             -------------------
                                                                                                      2,385,554
                                                                                             -------------------
Metal - Aluminum (0.01%)
Hindalco Industries Ltd (c)                                     19,080                                   70,596
                                                                                             -------------------

Metal - Diversified (1.47%)
AUR Resources Inc                                               17,179                                  229,594
JSC MMC Norilsk Nickel - ADR (a)(b)                              5,474                                  169,694
MMC Norilsk Nickel ADR                                           4,194                                  376,412
Rio Tinto PLC                                                  117,648                                5,999,078
Vedanta Resources PLC                                           17,721                                  305,040
Zinifex Ltd                                                    356,638                                2,117,771
                                                                                             -------------------
                                                                                                      9,197,589
                                                                                             -------------------
Metal - Iron (0.05%)
Novolipetsk Steel (a)(b)                                        17,197                                  312,126
                                                                                             -------------------

Metal Processors & Fabrication (0.10%)
Ahresty Corp                                                     3,826                                   89,387
Catcher Technology Co Ltd                                       42,440                                  313,181
Neturen Co Ltd                                                   5,355                                   64,407
Ryobi Ltd                                                       11,314                                   82,247
Tocalo Co Ltd                                                    2,735                                  107,237
                                                                                             -------------------
                                                                                                        656,459
                                                                                             -------------------
Metal Products - Distribution (0.04%)
Daiichi Jitsugyo Co Ltd                                          5,726                                   33,994
Furusato Industries Ltd                                          2,279                                   50,032
Metka SA (a)                                                     6,775                                   84,737
Onoken Co Ltd                                                      886                                   15,591
Sato Shoji Corp                                                  2,558                                   36,142
                                                                                             -------------------
                                                                                                        220,496
                                                                                             -------------------
Mining Services (0.01%)
Major Drilling Group International (a)                           2,961                                   57,521
                                                                                             -------------------

Miscellaneous Manufacturers (0.07%)
Balda AG                                                        14,108                                  188,788
Fenner Plc                                                      10,183                                   33,030
Mecalux SA (a)                                                   3,444                                  101,498
RHI AG (a)                                                       4,107                                  115,452
                                                                                             -------------------
                                                                                                        438,768
                                                                                             -------------------
Motion Pictures & Services (0.01%)
Toei Animation Co Ltd                                            1,113                                   89,941
                                                                                             -------------------


Multi-line Insurance (3.58%)
Allianz AG                                                      30,710                                4,939,957
Alm. Brand Skadesforsikring A/S (a)                              1,582                                   73,607
AXA SA                                                         150,956                                5,114,232
Baloise Holding AG                                               4,434                                  280,348
Fondiaria-Sai SpA                                               95,684                                3,543,766
ING Groep NV 7.20%                                             131,082                                4,674,906
Porto Seguro SA (a)                                             21,449                                  290,539
Zurich Financial Services AG                                    16,051                                3,508,141
                                                                                             -------------------
                                                                                                     22,425,496
                                                                                             -------------------
Multimedia (0.19%)
Vivendi Universal SA                                            38,210                                1,196,150
                                                                                             -------------------

Non-Ferrous Metals (0.08%)
Grupo Mexico SA de CV                                          153,566                                  430,507
Korea Zinc Co Ltd                                                1,120                                   67,572
                                                                                             -------------------
                                                                                                        498,079
                                                                                             -------------------
Office Automation & Equipment (0.80%)
Canon Inc                                                       57,163                                3,457,174
Neopost SA                                                      15,406                                1,548,045
                                                                                             -------------------
                                                                                                      5,005,219
                                                                                             -------------------
Oil - Field Services (0.67%)
Bourbon SA                                                       1,996                                  213,653
CCS Income Trust                                                 1,893                                   63,001
Fugro NV                                                        49,096                                1,847,539
Peak Energy Services Trust                                       4,239                                   47,087
Trican Well Service Ltd (a)                                     39,056                                2,057,161
                                                                                             -------------------
                                                                                                      4,228,441
                                                                                             -------------------
Oil & Gas Drilling (0.29%)
Ensign Energy Services Inc (a)                                  40,242                                1,689,861
Sinvest ASA (a)                                                 10,473                                  151,018
                                                                                             -------------------
                                                                                                      1,840,879
                                                                                             -------------------
Oil Company - Exploration & Production (0.98%)
ARC Energy Ltd (a)                                              33,976                                   44,720
Burren Energy PLC                                               16,489                                  316,510
Canadian Natural Resources (a)                                  19,387                                1,197,168
CNOOC Ltd                                                      531,743                                  448,991
Daylight Energy Trust                                            9,805                                  102,484
DET Norske Oljeselskap                                               1                                        6
EnCana                                                          35,798                                1,776,906
Find Energy Ltd (a)                                              7,887                                   69,674
Focus Energy Trust                                               5,542                                  121,233
JKX Oil & Gas Plc                                                9,790                                   61,335
NovaTek OAO (b)                                                 10,551                                  305,873
OAO Gazprom ADR                                                  8,413                                  720,153
Oil Search Ltd                                                  60,925                                  176,974
Open Range Energy Corp (a)                                           1                                        3
PTT Public (b)                                                  34,424                                  231,704
Real Resources Inc (a)                                           5,414                                  130,982
Total Gabon                                                         31                                   25,899
Tullow Oil Plc                                                  70,021                                  390,464
                                                                                             -------------------
                                                                                                      6,121,079
                                                                                             -------------------
Oil Company - Integrated (7.28%)
BG Group PLC                                                   281,033                                3,171,761
BP PLC                                                         557,315                                6,700,974
China Petroleum & Chemical Corp                                652,768                                  397,608
ENI SpA                                                        202,424                                6,115,588

Husky Energy Inc                                                37,220                                2,327,674
LUKOIL ADR                                                      23,855                                1,828,486
Mol Magyar Olaj- es Gazipari Rt                                  3,639                                  378,016
OMV AG                                                          55,126                                3,892,531
PetroChina Co Ltd                                              773,587                                  752,924
Petroleo Brasileiro SA ADR                                      13,348                                1,261,386
Royal Dutch Shell PLC - A Shares                                61,900                                2,106,127
Royal Dutch Shell PLC - B Shares                               130,900                                4,685,635
Sasol Ltd                                                       11,067                                  452,750
Statoil ASA                                                    133,011                                3,656,152
Total SA                                                        28,615                                7,894,560
                                                                                             -------------------
                                                                                                     45,622,172
                                                                                             -------------------
Oil Field Machinery & Equipment (0.03%)
Total Energy Services Trust                                      5,388                                   86,242
Western Lakota Energy Services Inc (a)                           7,806                                  131,090
                                                                                             -------------------
                                                                                                        217,332
                                                                                             -------------------
Oil Refining & Marketing (0.47%)
ERG SpA                                                         77,290                                1,991,565
Polski Koncern Naftowy Orlen                                    23,934                                  484,774
SK Corp                                                          4,370                                  269,543
Thai Oil Public (a)(b)                                         110,519                                  190,232
                                                                                             -------------------
                                                                                                      2,936,114
                                                                                             -------------------
Optical Supplies (0.05%)
Cie Generale d'Optique Essilor Internat                          3,529                                  307,896
                                                                                             -------------------

Pastoral & Agricultural (0.04%)
Charoen Pokphand Foods PCL (a)(b)                            1,719,185                                  253,958
                                                                                             -------------------

Petrochemicals (0.07%)
Honam Petrochemical Corp                                         7,914                                  462,706
                                                                                             -------------------

Platinum (0.16%)
Impala Platinum Holdings Ltd                                     3,808                                  656,924
Lonmin Plc                                                       8,642                                  321,326
                                                                                             -------------------
                                                                                                        978,250
                                                                                             -------------------
Power Converter & Supply Equipment (0.52%)
Bharat Heavy Electricals (a)                                    10,661                                  440,341
Chloride Group                                                   9,865                                   17,928
Schneider Electric SA                                           26,978                                2,817,306
                                                                                             -------------------
                                                                                                      3,275,575
                                                                                             -------------------
Printing - Commercial (0.03%)
Nissha Printing Co Ltd                                           5,092                                  164,419
                                                                                             -------------------

Property & Casualty Insurance (0.51%)
Amlin PLC                                                      268,619                                1,151,790
Atrium Underwriting Plc                                          6,007                                   20,312
Chaucer Holdings Plc                                            50,709                                   59,484
Dongbu Insurance Co Ltd                                          8,269                                  174,012
Meritz Fire & Marine Insurance Co Ltd                            3,203                                  183,949
Sompo Japan Insurance Inc                                      112,000                                1,595,831
                                                                                             -------------------
                                                                                                      3,185,378
                                                                                             -------------------
Property Trust (0.05%)
Galileo Shopping America Trust                                 145,480                                  127,106
Macquarie ProLogis Trust                                       194,163                                  173,313
                                                                                             -------------------
                                                                                                        300,419
                                                                                             -------------------

Publishing - Books (0.00%)
Bloomsbury Publishing Plc                                        5,264                                   30,079
                                                                                             -------------------

Publishing - Periodicals (0.49%)
Emap PLC                                                        26,870                                  404,502
Eniro AB                                                       188,755                                2,453,907
Woongjin Thinkbig Co Ltd                                        17,410                                  216,576
                                                                                             -------------------
                                                                                                      3,074,985
                                                                                             -------------------
Real Estate Magagement & Services (0.13%)
Castellum AB                                                     5,733                                  222,090
DTZ Holdings PLC                                                11,680                                  106,910
Erinaceous Group PLC                                            16,328                                  105,053
Immobiliare Grande Distribuzione                                 6,974                                   17,890
IVG Immobilien AG                                                6,102                                  176,201
Ryowa Life Create Co Ltd                                         2,021                                   19,215
Zephyr Co Ltd                                                       58                                  195,208
                                                                                             -------------------
                                                                                                        842,567
                                                                                             -------------------
Real Estate Operator & Developer (1.43%)
Agile Property Holdings Ltd (a)                                458,000                                  271,593
Capital & Regional PLC                                          10,540                                  175,436
CapitaLand Ltd                                                 855,000                                2,086,394
China Overseas Land & Investment Ltd                           470,694                                  244,230
China Resources Land Ltd                                       364,364                                  200,801
Chinese Estates Holdings Ltd                                    38,341                                   39,541
Fadesa Inmobiliaria SA                                          16,320                                  646,046
Hammerson Plc                                                   13,614                                  252,371
Hopewell Holdings                                               24,103                                   60,590
Inmobiliaria Urbis SA                                            7,159                                  144,741
IRSA Inversiones y Representaciones SA (a)                      14,705                                  161,755
Joint Corp                                                       7,054                                  218,733
Kerry Properties Ltd                                               824                                    2,677
Leopalace21 Corp                                                 7,834                                  285,749
Metrovacesa SA                                                   3,411                                  234,022
Mitsui Fudosan Co Ltd                                          157,000                                3,312,604
Risanamento SpA                                                  8,304                                   45,250
United Overseas Land Ltd                                        33,858                                   58,002
Urban Corp                                                       2,800                                  261,188
Vivacon AG                                                       4,430                                  194,947
Wheelock Properties S Ltd                                        5,673                                   14,543
Wing Tai Holdings Ltd                                           40,442                                   36,136
                                                                                             -------------------
                                                                                                      8,947,349
                                                                                             -------------------
Recycling (0.04%)
Asahi Pretec Corp                                                8,212                                  244,820
                                                                                             -------------------

REITS - Diversified (0.31%)
Gecina SA                                                          711                                   83,747
Rodamco Europe NV                                                3,580                                  309,085
Unibail                                                         10,619                                1,565,410
                                                                                             -------------------
                                                                                                      1,958,242
                                                                                             -------------------
REITS - Shopping Centers (0.20%)
Link REIT/The (a)                                              650,130                                1,257,148
                                                                                             -------------------

Rental - Auto & Equipment (0.33%)
Ashtead Group Plc                                              479,923                                1,654,789
Boom Logistics Ltd                                              12,082                                   32,902
Localiza Rent A CAR                                             15,551                                  248,633
Ramirent Oyj                                                     2,096                                   61,975

Sixt AG                                                          2,011                                   55,555
                                                                                             -------------------
                                                                                                      2,053,854
                                                                                             -------------------
Retail - Apparel & Shoe (1.07%)
Etam Developpement SA (a)                                          464                                   22,182
Honeys Co Ltd                                                    2,552                                  199,687
Inditex SA                                                      50,665                                1,739,241
Lindex AB (a)                                                    8,380                                   93,538
Lojas Renner SA                                                 18,675                                  792,618
Next PLC                                                        74,250                                2,288,310
Pal Co Ltd                                                         809                                   64,094
Point Inc                                                        3,378                                  272,687
Shimamura Co Ltd                                                 9,700                                1,232,956
                                                                                             -------------------
                                                                                                      6,705,313
                                                                                             -------------------
Retail - Automobile (0.02%)
Lookers Plc                                                      2,210                                   23,076
Pendragon Plc                                                   12,891                                  117,766
                                                                                             -------------------
                                                                                                        140,842
                                                                                             -------------------
Retail - Bookstore (0.03%)
Culture Convenience Club Co Ltd                                  5,322                                  185,030
                                                                                             -------------------

Retail - Building Products (0.03%)
Homac Corp                                                       5,129                                   98,361
Keiyo Co Ltd                                                    11,974                                   84,794
                                                                                             -------------------
                                                                                                        183,155
                                                                                             -------------------
Retail - Catalog Shopping (0.01%)
N Brown Group PLC                                               18,466                                   63,261
                                                                                             -------------------

Retail - Consumer Electronics (0.68%)
Carphone Warehouse Group PLC                                   120,176                                  533,983
Yamada Denki Co Ltd                                             28,800                                3,719,779
                                                                                             -------------------
                                                                                                      4,253,762
                                                                                             -------------------
Retail - Discount (0.49%)
Shinsegae Co Ltd                                                 5,819                                3,076,442
                                                                                             -------------------

Retail - Drug Store (0.29%)
Sundrug Co Ltd                                                  27,974                                1,801,768
                                                                                             -------------------

Retail - Home Furnishings (0.07%)
Ellerine Holdings Ltd                                           32,737                                  414,151
                                                                                             -------------------

Retail - Hypermarkets (0.04%)
Controladora Comercial Mexicana SA de CV                       128,527                                  228,731
                                                                                             -------------------

Retail - Jewelry (0.63%)
Compagnie Financiere Richemont AG                               76,901                                3,490,589
Swatch Group AG                                                  2,817                                  455,610
                                                                                             -------------------
                                                                                                      3,946,199
                                                                                             -------------------
Retail - Major Department Store (0.36%)
Marks & Spencer Group PLC                                      264,104                                2,283,638
                                                                                             -------------------

Retail - Miscellaneous/Diversified (0.49%)
Aeon Co Ltd                                                     99,200                                2,618,443
Foschini Ltd                                                    35,604                                  339,278
Hyundai Department Store H&S Co Ltd                                784                                   59,735
Izumi Co Ltd                                                     1,003                                   37,870
                                                                                             -------------------
                                                                                                      3,055,326
                                                                                             -------------------

Retail - Pubs (0.61%)
Punch Taverns PLC                                              246,796                                3,798,616
                                                                                             -------------------

Retail - Regional Department Store (0.00%)
Gruppo Coin SpA (a)                                              3,228                                   12,190
                                                                                             -------------------

Retail - Restaurants (0.01%)
Caffe Nero Group PLC (a)                                        13,515                                   60,052
                                                                                             -------------------

Retail - Toy Store (0.00%)
JUMBO SA                                                         1,438                                   17,986
                                                                                             -------------------

Rubber - Tires (0.64%)
Continental AG                                                  41,421                                4,027,321
                                                                                             -------------------

Rubber & Plastic Products (0.04%)
Ansell Ltd                                                      10,691                                   86,210
Bando Chemical Industries Ltd (a)                                3,799                                   18,011
Mitsuboshi Belting Co Ltd                                        5,231                                   43,969
Shin-Etsu Polymer Co Ltd                                         6,549                                   99,747
                                                                                             -------------------
                                                                                                        247,937
                                                                                             -------------------
Security Services (0.00%)
Garda World Security Corp (a)                                    1,633                                   21,425
                                                                                             -------------------

Semiconductor Component - Integrated Circuits (1.24%)
Chipbond Technology Corp                                       133,000                                  191,301
CSR PLC (a)                                                    166,080                                3,304,538
Novatek Microelectronics Corp Ltd                              125,983                                  770,135
Siliconware Precision Industries Co                            239,000                                  335,920
Taiwan Semiconductor Manufacturing Co Ltd                      806,049                                1,600,454
Wolfson Microelectronics PLC (a)                               214,456                                1,542,746
                                                                                             -------------------
                                                                                                      7,745,094
                                                                                             -------------------
Semiconductor Equipment (0.29%)
Tokyo Electron Ltd                                              23,473                                1,802,608
                                                                                             -------------------

Shipbuilding (0.02%)
Aker Yards AS                                                    2,614                                  128,392
                                                                                             -------------------

Silver Mining (0.01%)
Silver Wheaton Corp (a)                                          6,036                                   46,829
                                                                                             -------------------

Soap & Cleaning Products (0.41%)
Henkel KGaA                                                      5,867                                  656,647
Reckitt Benckiser PLC                                           57,354                                1,883,801
                                                                                             -------------------
                                                                                                      2,540,448
                                                                                             -------------------
Steel - Producers (1.30%)
Angang New Steel Co Ltd                                        518,000                                  380,627
Boehler-Uddeholm AG                                              7,716                                1,490,693
Evraz Group SA (b)(c)                                           18,021                                  369,430
IPSCO                                                            6,194                                  572,917
Mittal Steel South Africa Ltd                                   29,858                                  347,805
OneSteel Ltd                                                    73,418                                  208,820
Osaka Steel Co Ltd                                               4,070                                   78,921
POSCO ADR                                                        3,607                                  207,006
Salzgitter AG                                                   29,371                                2,022,216
Sumitomo Metal Industries Ltd                                  614,000                                2,496,596
                                                                                             -------------------
                                                                                                      8,175,031
                                                                                             -------------------
Steel - Specialty (0.30%)
Hitachi Metals Ltd                                             148,241                                1,739,915
Nippon Metal Industry Co Ltd                                    47,020                                  112,464
                                                                                             -------------------
                                                                                                      1,852,379
                                                                                             -------------------
Steel Pipe & Tube (0.47%)
Vallourec                                                        4,229                                2,963,053
                                                                                             -------------------

Storage & Warehousing (0.00%)
Big Yellow Group Plc                                             4,409                                   27,956
                                                                                             -------------------

Sugar (0.08%)
Cosan SA Industria e Comercio (a)                               11,680                                  470,681
                                                                                             -------------------

Telecommunication Equipment (0.14%)
Foxconn International Holdings Ltd (a)                         264,968                                  469,668
INTOPS Co Ltd                                                    1,810                                   69,049
Option NV (a)                                                    3,531                                  314,717
                                                                                             -------------------
                                                                                                        853,434
                                                                                             -------------------
Telecommunication Services (0.42%)
Starhub Ltd                                                  1,722,095                                2,302,777
Telekomunikacja Polska SA                                       43,162                                  316,531
                                                                                             -------------------
                                                                                                      2,619,308
                                                                                             -------------------
Telephone - Integrated (1.81%)
China Netcom Group Corp Hong Kong Ltd                          347,311                                  584,284
Hellenic Telecommunications Organization SA (a)                125,503                                2,901,663
KDDI Corp                                                          583                                3,087,686
Royal KPN NV                                                   216,530                                2,090,312
Telefonos de Mexico SA de CV ADR                                20,973                                  497,899
Telekom Austria AG                                              64,310                                1,555,585
Telkom SA Ltd                                                   24,696                                  604,563
                                                                                             -------------------
                                                                                                     11,321,992
                                                                                             -------------------
Television (0.60%)
Carrere Group (a)                                                  880                                   19,608
Gestevision Telecinco SA                                        18,982                                  467,912
Modern Times Group AB (a)                                       66,940                                3,252,459
                                                                                             -------------------
                                                                                                      3,739,979
                                                                                             -------------------
Textile - Apparel (0.02%)
Descente Ltd                                                    14,838                                   98,358
                                                                                             -------------------

Tobacco (1.33%)
British American Tobacco PLC                                   157,380                                3,546,812
Imperial Tobacco Group PLC                                      80,973                                2,407,718
KT&G Corp                                                       49,700                                2,406,044
                                                                                             -------------------
                                                                                                      8,360,574
                                                                                             -------------------
Tools - Hand Held (0.11%)
Hitachi Koki Co Ltd                                             15,190                                  271,192
Makita Corp                                                     14,582                                  424,761
                                                                                             -------------------
                                                                                                        695,953
                                                                                             -------------------
Toys (0.01%)
Mega Bloks Inc (a)                                               2,606                                   60,061
                                                                                             -------------------

Transport - Marine (0.15%)
Berlian Laju Tanker Tbk PT                                   2,230,014                                  270,837
Brostrom AB                                                      2,852                                   58,238
Clarkson PLC                                                       691                                   10,544
Cosco Corp Singapore Ltd                                        97,090                                   67,606

D/S Torm A/S                                                     4,472                                  219,711
Labroy Marine Ltd                                              189,970                                  120,575
Pacific Basin Shipping Ltd                                     190,727                                   88,514
Shinwa Kaiun Kaisha Ltd                                         12,462                                   40,665
Smit Internationale NV                                             875                                   67,045
Wan Hai Lines Ltd                                                    1                                        1
                                                                                             -------------------
                                                                                                        943,736
                                                                                             -------------------
Transport - Rail (0.86%)
Canadian National Railway                                       39,900                                3,594,595
Construcciones y Auxiliar de Ferrocarriles SA                      157                                   18,197
East Japan Railway Co                                              259                                1,803,143
                                                                                             -------------------
                                                                                                      5,415,935
                                                                                             -------------------
Transport - Services (0.06%)
Grindrod Ltd                                                    69,509                                  159,882
Hanjin Transportation Co Ltd (a)                                 3,830                                  111,964
SMRT Corp Ltd                                                   95,982                                   68,609
TransForce Income Fund                                           1,755                                   29,012
                                                                                             -------------------
                                                                                                        369,467
                                                                                             -------------------
Transport - Truck (0.08%)
DSV A/S                                                          3,673                                  510,297
                                                                                             -------------------

Travel Services (0.30%)
First Choice Holidays Plc                                      428,795                                1,870,986
                                                                                             -------------------

Venture Capital (0.31%)
3i Group PLC                                                   119,074                                1,940,688
                                                                                             -------------------

Water (0.08%)
EYDAP Athens Water Supply & Sewage Co S                          4,989                                   47,859
Kelda Group Plc                                                 34,714                                  482,790
                                                                                             -------------------
                                                                                                        530,649
                                                                                             -------------------
Web Portals (0.03%)
Dacom Corp                                                      10,450                                  172,786
                                                                                             -------------------

Wire & Cable Products (0.07%)
Daetwyler Holding AG                                                 5                                   17,021
LS Cable Ltd                                                     9,068                                  314,910
Taihan Electric Wire Co Ltd                                      4,400                                   96,698
                                                                                             -------------------
                                                                                                        428,629
                                                                                             -------------------
Wireless Equipment (0.11%)
Nokia OYJ                                                       38,628                                  705,935
                                                                                             -------------------
TOTAL COMMON STOCKS                                                                         $       616,202,695
                                                                                             -------------------
PREFERRED STOCKS (0.76%)
Airlines (0.07%)
Tam SA                                                          17,700                                  423,569
                                                                                             -------------------

Commercial Banks (0.17%)
Banco Bradesco SA                                               26,446                                1,038,854
                                                                                             -------------------

Dialysis Centers (0.05%)
Fresenius AG                                                     2,104                                  327,920
                                                                                             -------------------

Diversified Minerals (0.23%)
Cia Vale do Rio Doce                                            32,072                                1,416,251
                                                                                             -------------------


Electric - Integrated (0.06%)
Cia Energetica de Minas Gerais                               8,383,101                                  403,494
                                                                                             -------------------

Food - Meat Products (0.05%)
Perdigao SA                                                      6,546                                  286,697
                                                                                             -------------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                          1,240                                    8,679
                                                                                             -------------------

Machinery - Material Handling (0.00%)
Jungheinrich AG                                                    434                                   11,768
                                                                                             -------------------

Steel - Producers (0.07%)
Gerdau SA                                                       20,569                                  445,789
                                                                                             -------------------

Telephone - Integrated (0.05%)
Telecomunicacoes de Sao Paulo SA                                14,215                                  336,962
                                                                                             -------------------

Web Portals (0.01%)
Universo Online SA (a)                                           6,505                                   42,882
                                                                                             -------------------
TOTAL PREFERRED STOCKS                                                                      $         4,742,865
                                                                                             -------------------
                                                            Principal
                                                              Amount                               Value
                                                            ----------------------------------------------------
SHORT TERM INVESTMENTS (0.95%)
Commercial Paper (0.95%)
Investment in Joint Trading Account; HSBC Funding
4.48%, 2/ 1/2006                                             5,963,734                                5,963,734
                                                                                             -------------------
TOTAL SHORT TERM INVESTMENTS                                                                $         5,963,734
                                                                                             -------------------
Total Investments                                                                           $       626,909,294
Other Assets in Excess of Liabilities, Net - 0.03%                                                      197,587
                                                                                             -------------------
TOTAL NET ASSETS - 100.00%                                                                  $       627,106,881
                                                                                             ===================
                                                                                             -------------------

                                                                                             ===================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,335,192 or 0.53% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,530,543 or 0.24% of net assets.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $       138,315,893
Unrealized Depreciation                                (2,225,579)
                                                -------------------
Net Unrealized Appreciation (Depreciation)             136,090,314
Cost for federal income tax purposes                   490,796,914


Portfolio Summary (unaudited)
-------------------------------------------------------------------
Country                                                    Percent
-------------------------------------------------------------------
Japan                                                       21.04%
United Kingdom                                              16.50%
France                                                       8.10%
Switzerland                                                  6.62%
Germany                                                      5.23%
Korea, Republic Of                                           4.51%
Canada                                                       4.12%
Netherlands                                                  3.78%
Italy                                                        3.49%
Spain                                                        2.90%
Australia                                                    2.36%
Sweden                                                       2.12%
Norway                                                       1.94%
Belgium                                                      1.88%
Austria                                                      1.50%
Taiwan, Province Of China                                    1.47%
Greece                                                       1.35%
Brazil                                                       1.32%
Denmark                                                      1.13%
Hong Kong                                                    1.12%
United States                                                0.95%
South Africa                                                 0.95%
Finland                                                      0.92%
Singapore                                                    0.82%
Mexico                                                       0.74%
Russian Federation                                           0.70%
China                                                        0.49%
Turkey                                                       0.38%
India                                                        0.35%
Israel                                                       0.22%
Thailand                                                     0.21%
Poland                                                       0.13%
Ireland                                                      0.11%
Malaysia                                                     0.11%
Egypt                                                        0.08%
Hungary                                                      0.06%
Indonesia                                                    0.05%
Colombia                                                     0.05%
Philippines                                                  0.04%
Luxembourg                                                   0.04%
Czech Republic                                               0.03%
Papua New Guinea                                             0.03%
Argentina                                                    0.03%
Other Assets in Excess of Liabilities, Net                   0.03%
                                                -------------------
TOTAL NET ASSETS                                           100.00%
                                                ===================


Schedule of Investments
January 31, 2006 (unaudited)
Equity Income Fund
                                                               Shares
                                                                Held                                Value
                                                             ----------------------------------------------------
COMMON STOCKS (81.15%)
Aerospace & Defense Equipment (0.46%)
United Technologies Corp                                          8,300                      $           484,471
                                                                                              -------------------

Apparel Manufacturers (0.47%)
VF Corp                                                           9,000                                  499,320
                                                                                              -------------------

Applications Software (0.62%)
Microsoft Corp                                                   23,500                                  661,525
                                                                                              -------------------

Auto - Car & Light Trucks (0.50%)
DaimlerChrysler AG                                                9,260                                  531,523
                                                                                              -------------------

Auto - Medium & Heavy Duty Trucks (0.37%)
Volvo AB                                                          8,160                                  398,619
                                                                                              -------------------

Auto/Truck Parts & Equipment - Original (0.28%)
GKN PLC                                                          56,000                                  295,606
                                                                                              -------------------

Beverages - Non-alcoholic (0.65%)
Coca-Cola Co/The                                                 12,000                                  496,560
PepsiCo Inc                                                       3,400                                  194,412
                                                                                              -------------------
                                                                                                         690,972
                                                                                              -------------------
Beverages - Wine & Spirits (0.22%)
Diageo PLC                                                       16,000                                  238,021
                                                                                              -------------------

Building - Residential & Commercial (0.41%)
KB Home                                                           5,700                                  434,340
                                                                                              -------------------

Building & Construction - Miscellaneous (0.13%)
AM NV                                                            11,000                                  135,710
                                                                                              -------------------

Building & Construction Products - Miscellaneous (0.39%)
CSR Ltd                                                          77,300                                  247,929
Fletcher Building Ltd                                            31,900                                  164,553
                                                                                              -------------------
                                                                                                         412,482
                                                                                              -------------------
Cellular Telecommunications (0.14%)
Vodafone Group PLC                                               71,900                                  151,112
                                                                                              -------------------

Chemicals - Diversified (1.20%)
Dow Chemical Co/The                                              10,100                                  427,230
Lyondell Chemical Co                                             14,000                                  336,140
PPG Industries Inc                                                8,648                                  514,556
                                                                                              -------------------
                                                                                                       1,277,926
                                                                                              -------------------
Chemicals - Specialty (0.37%)
Lubrizol Corp                                                     8,500                                  388,790
                                                                                              -------------------

Circuit Boards (0.14%)
Elec & Eltek International ADR (a)                               55,000                                  146,850
                                                                                              -------------------


Coal (0.11%)
Fording Canadian Coal Trust                                       2,800                                  113,489
                                                                                              -------------------

Commercial Banks (5.09%)
Australia & New Zealand Banking Group Ltd                        12,100                                  227,912
Banco Santander Central Hispano SA                               35,500                                  510,394
Bank of Hawaii Corp                                               6,000                                  313,260
BNP Paribas                                                       4,130                                  368,105
City National Corp/Beverly Hills CA                               3,500                                  262,395
Colonial BancGroup Inc/The                                       13,700                                  341,130
Commonwealth Bank of Australia                                   14,500                                  489,746
Danske Bank A/S                                                  15,320                                  537,717
Deutsche Bank AG                                                    730                                   78,317
DNB NOR ASA                                                      16,300                                  182,402
Fortis                                                            6,200                                  215,545
HSBC Holdings PLC                                                14,978                                  250,431
Lloyds TSB Group PLC                                              5,900                                   53,454
Sanpaolo IMI SpA                                                 17,600                                  286,167
Societe Generale                                                  3,400                                  448,781
Sparebanken Rogaland                                              2,920                                   95,615
Suncorp-Metway Ltd                                               11,500                                  192,252
UnionBanCal Corp                                                  8,500                                  570,265
                                                                                              -------------------
                                                                                                       5,423,888
                                                                                              -------------------
Computers (0.86%)
Hewlett-Packard Co                                               29,500                                  919,810
                                                                                              -------------------

Consumer Products - Miscellaneous (0.08%)
Pacific Brands Ltd                                               51,900                                   86,372
                                                                                              -------------------

Distribution & Wholesale (0.42%)
Genuine Parts Co                                                 10,600                                  450,818
                                                                                              -------------------

Diversified Financial Services (0.25%)
Acta Holding ASA                                                 92,000                                  262,559
                                                                                              -------------------

Diversified Manufacturing Operations (1.86%)
Eaton Corp                                                        7,220                                  477,964
General Electric Co                                              29,100                                  953,025
Honeywell International Inc                                      14,400                                  553,248
                                                                                              -------------------
                                                                                                       1,984,237
                                                                                              -------------------
Electric - Integrated (4.57%)
E.ON AG                                                           2,270                                  253,870
Edison International                                             16,600                                  727,412
Enel SpA                                                         20,300                                  171,689
Exelon Corp                                                      18,900                                1,085,238
FirstEnergy Corp                                                 15,100                                  756,510
PPL Corp                                                         21,400                                  644,782
Scottish & Southern Energy PLC                                   25,200                                  479,241
TXU Corp                                                         14,800                                  749,472
                                                                                              -------------------
                                                                                                       4,868,214
                                                                                              -------------------
Electric Products - Miscellaneous (0.44%)
Emerson Electric Co                                               6,100                                  472,445
                                                                                              -------------------

Finance - Investment Banker & Broker (2.90%)
Citigroup Inc                                                    30,686                                1,429,354
Credit Suisse Group                                               9,100                                  530,259
D Carnegie AB                                                     3,500                                   58,141

Goldman Sachs Group Inc                                           2,600                                  367,250
JPMorgan Chase & Co                                              17,560                                  698,010
                                                                                              -------------------
                                                                                                       3,083,014
                                                                                              -------------------
Finance - Mortgage Loan/Banker (0.82%)
CharterMac                                                       15,100                                  332,955
Thornburg Mortgage Inc                                           21,200                                  543,356
                                                                                              -------------------
                                                                                                         876,311
                                                                                              -------------------
Food - Miscellaneous/Diversified (0.22%)
Kellogg Co                                                        5,500                                  235,950
                                                                                              -------------------

Gambling (Non-Hotel) (0.54%)
OPAP SA                                                          15,200                                  571,071
                                                                                              -------------------

Hotels & Motels (0.47%)
Starwood Hotels & Resorts Worldwide Inc                           8,200                                  498,642
                                                                                              -------------------

Investment Companies (0.51%)
American Capital Strategies Ltd                                  15,300                                  543,915
                                                                                              -------------------

Investment Management & Advisory Services (0.79%)
Nuveen Investments Inc                                           18,600                                  843,882
                                                                                              -------------------

Life & Health Insurance (0.42%)
Old Mutual PLC                                                   36,600                                  125,222
Protective Life Corp                                              7,100                                  319,145
                                                                                              -------------------
                                                                                                         444,367
                                                                                              -------------------
Machinery - General Industry (0.18%)
MAN AG                                                            3,300                                  189,340
                                                                                              -------------------

Medical - Drugs (2.02%)
Abbott Laboratories                                               8,400                                  362,460
AstraZeneca PLC                                                   1,380                                   66,763
Merck & Co Inc                                                   11,200                                  386,400
Pfizer Inc                                                       31,000                                  796,080
Wyeth                                                            11,600                                  536,500
                                                                                              -------------------
                                                                                                       2,148,203
                                                                                              -------------------
Medical - Hospitals (0.48%)
Parkway Holdings Ltd                                            349,800                                  506,550
                                                                                              -------------------

Medical Products (0.37%)
Johnson & Johnson                                                 6,900                                  397,026
                                                                                              -------------------

Metal - Aluminum (0.25%)
Aluminum of Greece S.A.I.C.                                       6,000                                  267,535
                                                                                              -------------------

Metal - Diversified (0.59%)
Freeport-McMoRan Copper & Gold Inc                                9,700                                  623,225
                                                                                              -------------------

Mortgage Banks (0.34%)
Bradford & Bingley PLC                                           23,200                                  171,019
Sparebanken Nord-Norge                                            8,750                                  190,573
                                                                                              -------------------
                                                                                                         361,592
                                                                                              -------------------
Multi-line Insurance (1.53%)
Assurances Generales de France                                    3,530                                  365,208
Aviva PLC                                                        29,500                                  378,292
ING Groep NV 7.20%                                               19,800                                  706,147

Milano Assicurazioni SPA                                         24,600                                  182,815
                                                                                              -------------------
                                                                                                       1,632,462
                                                                                              -------------------
Multimedia (0.34%)
McGraw-Hill Cos Inc/The                                           7,000                                  357,280
                                                                                              -------------------

Oil & Gas Drilling (0.57%)
Diamond Offshore Drilling Inc                                     7,100                                  602,577
                                                                                              -------------------

Oil Company - Exploration & Production (0.60%)
NAL Oil & Gas Trust                                              17,000                                  280,880
Total Gabon                                                         430                                  359,238
                                                                                              -------------------
                                                                                                         640,118
                                                                                              -------------------
Oil Company - Integrated (6.60%)
Chevron Corp                                                     25,400                                1,508,252
ConocoPhillips                                                   14,500                                  938,150
ENI SpA                                                          18,400                                  555,897
Exxon Mobil Corp                                                 39,540                                2,481,135
Marathon Oil Corp                                                 6,900                                  530,403
Occidental Petroleum Corp                                        10,400                                1,016,184
                                                                                              -------------------
                                                                                                       7,030,021
                                                                                              -------------------
Pipelines (0.96%)
Equitable Resources Inc                                          13,200                                  487,080
Questar Corp                                                      6,500                                  529,620
                                                                                              -------------------
                                                                                                       1,016,700
                                                                                              -------------------
Printing - Commercial (0.35%)
RR Donnelley & Sons Co                                           11,300                                  368,380
                                                                                              -------------------

Property & Casualty Insurance (0.99%)
Chaucer Holdings Plc                                             80,000                                   93,843
Chubb Corp                                                        3,726                                  351,548
QBE Insurance Group Ltd                                           5,800                                   84,897
St Paul Travelers Cos Inc/The                                    11,500                                  521,870
                                                                                              -------------------
                                                                                                       1,052,158
                                                                                              -------------------
Property Trust (0.36%)
Centro Properties Group                                          24,800                                  115,749
ING Industrial Fund                                              29,800                                   50,269
ING Office Fund                                                  78,000                                   80,835
Macquarie ProLogis Trust                                         91,100                                   81,317
Stockland                                                        12,100                                   59,404
                                                                                              -------------------
                                                                                                         387,574
                                                                                              -------------------
Publicly Traded Investment Fund (0.47%)
iShares Cohen & Steers Realty Majors Index Fund                   6,169                                  496,419
                                                                                              -------------------

Real Estate Operator & Developer (0.12%)
FKP Property Group                                               31,100                                  123,980
                                                                                              -------------------

Regional Banks (6.57%)
Bank of America Corp                                             46,000                                2,034,580
Comerica Inc                                                      9,000                                  499,230
Keycorp                                                          22,600                                  799,814
PNC Financial Services Group Inc                                  5,600                                  363,216
SunTrust Banks Inc                                                8,600                                  614,470
US Bancorp                                                       29,600                                  885,336
Wachovia Corp                                                    21,442                                1,175,665
Wells Fargo & Co                                                  9,900                                  617,364
                                                                                              -------------------
                                                                                                       6,989,675
                                                                                              -------------------

REITS - Apartments (3.50%)
Archstone-Smith Trust                                            20,000                                  937,200
AvalonBay Communities Inc                                         8,400                                  835,632
Equity Residential                                               30,000                                1,272,300
United Dominion Realty Trust Inc                                 27,000                                  686,070
                                                                                              -------------------
                                                                                                       3,731,202
                                                                                              -------------------
REITS - Diversified (1.34%)
Dundee Real Estate Investment Trust                              11,200                                  259,502
Summit Real Estate Investment Trust                              14,700                                  332,881
Vornado Realty Trust                                              9,500                                  839,230
                                                                                              -------------------
                                                                                                       1,431,613
                                                                                              -------------------
REITS - Healthcare (0.66%)
Ventas Inc                                                       22,900                                  700,740
                                                                                              -------------------

REITS - Hotels (1.63%)
Equity Inns Inc                                                  25,500                                  402,900
Host Marriott Corp                                               34,700                                  692,265
Sunstone Hotel Investors Inc                                     21,600                                  637,200
                                                                                              -------------------
                                                                                                       1,732,365
                                                                                              -------------------
REITS - Mortgage (2.53%)
Arbor Realty Trust Inc                                           27,600                                  725,052
Gramercy Capital Corp/New York                                   41,500                                1,093,110
Newcastle Investment Corp                                        32,300                                  878,560
                                                                                              -------------------
                                                                                                       2,696,722
                                                                                              -------------------
REITS - Office Property (3.13%)
BioMed Realty Trust Inc                                          24,822                                  665,974
Boston Properties Inc                                            12,200                                  954,772
Equity Office Properties Trust                                   13,000                                  413,660
Kilroy Realty Corp                                               13,000                                  878,670
SL Green Realty Corp                                              5,000                                  420,200
                                                                                              -------------------
                                                                                                       3,333,276
                                                                                              -------------------
REITS - Regional Malls (2.27%)
CBL & Associates Properties Inc                                  23,300                                  986,056
Simon Property Group Inc                                         17,300                                1,433,132
                                                                                              -------------------
                                                                                                       2,419,188
                                                                                              -------------------
REITS - Shopping Centers (2.42%)
Developers Diversified Realty Corp                               15,800                                  778,308
Kimco Realty Corp                                                26,100                                  915,849
Tanger Factory Outlet Centers Inc                                10,800                                  340,308
Weingarten Realty Investors                                      13,500                                  547,155
                                                                                              -------------------
                                                                                                       2,581,620
                                                                                              -------------------
REITS - Warehouse & Industrial (0.99%)
AMB Property Corp                                                13,000                                  678,600
EastGroup Properties Inc                                          8,000                                  377,760
                                                                                              -------------------
                                                                                                       1,056,360
                                                                                              -------------------
Retail - Building Products (0.19%)
Home Depot Inc                                                    5,100                                  206,805
                                                                                              -------------------

Retail - Major Department Store (0.52%)
JC Penney Co Inc                                                  9,900                                  552,420
                                                                                              -------------------

Retail - Restaurants (0.48%)
McDonald's Corp                                                  14,745                                  516,222
                                                                                              -------------------

Steel - Producers (0.65%)
Rautaruukki OYJ                                                  12,600                                  380,362

Russel Metals                                                    10,300                                  224,505
Smorgon Steel Group Ltd                                          69,900                                   84,073
                                                                                              -------------------
                                                                                                         688,940
                                                                                              -------------------
Telecommunication Services (0.14%)
Telecom Plus Plc                                                 55,000                                  148,830
                                                                                              -------------------

Telephone - Integrated (4.82%)
AT&T Inc                                                         99,273                                2,576,134
BT Group PLC                                                     35,600                                  130,026
Citizens Communications Co                                       51,900                                  636,813
Royal KPN NV                                                     44,100                                  425,728
TDC A/S                                                           8,160                                  517,725
Verizon Communications Inc                                       26,814                                  848,931
                                                                                              -------------------
                                                                                                       5,135,357
                                                                                              -------------------
Tobacco (3.27%)
Altria Group Inc                                                 22,383                                1,619,186
British American Tobacco PLC                                     16,900                                  380,869
Loews Corp - Carolina Group                                       6,200                                  285,944
Reynolds American Inc                                            11,800                                1,193,334
                                                                                              -------------------
                                                                                                       3,479,333
                                                                                              -------------------
Tools - Hand Held (0.59%)
Black & Decker Corp                                               4,500                                  388,350
Stanley Works/The                                                 4,800                                  235,392
                                                                                              -------------------
                                                                                                         623,742
                                                                                              -------------------
Transport - Marine (0.86%)
General Maritime Corp                                             7,100                                  266,534
Neptune Orient Lines Ltd                                         61,900                                   94,978
Pacific Basin Shipping Ltd                                      633,000                                  293,766
Smit Internationale NV                                            3,400                                  260,516
                                                                                              -------------------
                                                                                                         915,794
                                                                                              -------------------
Transport - Rail (0.29%)
Burlington Northern Santa Fe Corp                                 3,900                                  312,468
                                                                                              -------------------

Water (0.48%)
AWG PLC                                                          16,300                                  324,760
Kelda Group Plc                                                  13,700                                  190,535
                                                                                              -------------------
                                                                                                         515,295
                                                                                              -------------------
TOTAL COMMON STOCKS                                                                          $        86,395,358
                                                                                              -------------------
PREFERRED STOCKS (14.97%)
Cellular Telecommunications (0.33%)
US Cellular Corp                                                 13,700                                  351,405
                                                                                              -------------------

Commercial Banks (1.92%)
Cobank ACB (b)                                                   35,300                                1,780,250
Royal Bank of Scotland Group PLC - Series N                      10,500                                  267,540
                                                                                              -------------------
                                                                                                       2,047,790
                                                                                              -------------------
Diversified Financial Services (0.48%)
Citigroup Capital VIII                                           20,300                                  515,214
                                                                                              -------------------

Electric - Integrated (1.40%)
Consolidated Edison Co of New York                                7,556                                  191,469
Dte Energy Trust I                                                9,140                                  232,156
Energy East Capital Trust I                                       2,185                                   55,280
Entergy Louisiana Inc                                            39,580                                1,012,061
                                                                                              -------------------
                                                                                                       1,490,966
                                                                                              -------------------

Finance - Consumer Loans (0.26%)
HSBC Finance Corp 6.36%                                          10,500                                  273,525
                                                                                              -------------------

Finance - Investment Banker & Broker (0.36%)
JP Morgan Chase Capital X                                         5,000                                  128,050
Merrill Lynch Preferred Capital Trust I                             700                                   17,934
Merrill Lynch Preferred Capital Trust III                         2,700                                   69,336
Merrill Lynch Preferred Capital Trust IV                          4,100                                  105,821
St Paul Capital Trust I                                           2,300                                   58,443
                                                                                              -------------------
                                                                                                         379,584
                                                                                              -------------------
Finance - Other Services (0.95%)
ABN AMRO Capital Funding Trust V                                  2,300                                   56,028
ABN AMRO Capital Funding Trust VII                               14,500                                  358,585
National Rural Utilities Cooperative Finance Corp 5.95%          24,900                                  593,616
                                                                                              -------------------
                                                                                                       1,008,229
                                                                                              -------------------
Financial Guarantee Insurance (0.54%)
Financial Security Assurance Holdings Ltd  6.250%                23,000                                  573,850
                                                                                              -------------------

Gas - Distribution (0.60%)
AGL Capital Trust II                                             25,385                                  639,702
                                                                                              -------------------

Life & Health Insurance (0.09%)
PLC Capital Trust IV                                              2,000                                   51,200
PLC Capital Trust V                                               1,700                                   41,378
                                                                                              -------------------
                                                                                                          92,578
                                                                                              -------------------
Money Center Banks (0.19%)
JPMChase Capital XVI                                              8,000                                  201,680
                                                                                              -------------------

Mortgage Banks (0.05%)
Abbey National PLC  7.250%                                        2,100                                   52,752
                                                                                              -------------------

Multi-line Insurance (1.74%)
Aegon NV                                                         36,000                                  909,000
Hartford Capital III                                              7,100                                  180,269
Metlife Inc  6.500%                                              10,500                                  275,625
XL Capital Ltd                                                   19,000                                  491,150
                                                                                              -------------------
                                                                                                       1,856,044
                                                                                              -------------------
Pipelines (0.81%)
TransCanada Pipelines Ltd                                        33,457                                  858,841
                                                                                              -------------------

Property & Casualty Insurance (0.18%)
Berkley W R Capital Trust                                         8,100                                  196,830
                                                                                              -------------------

Regional Banks (0.40%)
USB Capital V                                                     1,500                                   38,295
USB Capital VII                                                   6,000                                  143,340
Wells Fargo Capital IV                                            9,400                                  239,512
                                                                                              -------------------
                                                                                                         421,147
                                                                                              -------------------
Reinsurance (0.15%)
PartnerRe Ltd - Series D                                          6,500                                  155,740
                                                                                              -------------------

REITS - Diversified (1.08%)
Duke Realty Corp - Series L                                      41,547                                1,019,979
Vornado Realty Trust - Series H                                   5,500                                  134,365
                                                                                              -------------------
                                                                                                       1,154,344
                                                                                              -------------------

REITS - Office Property (0.31%)
HRPT Properties Trust - Series B                                 12,800                                  327,680
                                                                                              -------------------

REITS - Shopping Centers (0.71%)
Federal Realty Investment Trust                                  15,000                                  383,250
Regency Centers Corp  7.25%                                      14,800                                  377,400
                                                                                              -------------------
                                                                                                         760,650
                                                                                              -------------------
REITS - Single Tenant (0.48%)
Realty Income Corp                                               20,000                                  513,000
                                                                                              -------------------

REITS - Storage (0.77%)
Public Storage Inc - Series E; 6.750%                            19,000                                  472,720
Public Storage Inc - Series X; 6.450%                            14,500                                  344,375
                                                                                              -------------------
                                                                                                         817,095
                                                                                              -------------------
REITS - Warehouse & Industrial (0.06%)
AMB Property Corp                                                 2,800                                   68,740
                                                                                              -------------------

Special Purpose Entity (0.93%)
Corporate-Backed Trust Certificates - Series DCX                 10,500                                  243,705
CORTS Trust for Safeco Capital Trust II                           8,300                                  225,428
Morgan Stanley Capital Trust VI (a)                               8,000                                  199,250
PreferredPlus Trust GSC-3                                         1,700                                   40,562
SATURNS - Series BLS                                              5,800                                  145,638
SATURNS - Series GS; 6.00%                                        5,500                                  130,075
                                                                                              -------------------
                                                                                                         984,658
                                                                                              -------------------
Telephone - Integrated (0.10%)
AT&T Inc                                                          4,200                                  106,680
                                                                                              -------------------

Television (0.08%)
CBS Corp                                                          3,500                                   88,550
                                                                                              -------------------
TOTAL PREFERRED STOCKS                                                                       $        15,937,274
                                                                                              -------------------
                                                             Principal
                                                               Amount                               Value
                                                             ----------------------------------------------------
BONDS (3.46%)
Electric - Integrated (0.19%)
Georgia Power Capital Trust VI
4.88%, 11/ 1/2042                                               200,000                                  198,091
                                                                                              -------------------

Multi-line Insurance (0.31%)
Allstate Financing II
7.83%, 12/ 1/2045                                               312,000                                  329,162
                                                                                              -------------------

Oil Company - Integrated (1.47%)
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                              1,475,000                                1,564,860
                                                                                              -------------------

Pipelines (1.40%)
KN Capital Trust III
7.63%, 4/15/2028                                              1,350,000                                1,496,139
                                                                                              -------------------

Regional Banks (0.09%)
Wachovia Capital Trust III
5.80%, 3/15/2011                                                100,000                                  100,203
                                                                                              -------------------
TOTAL BONDS                                                                                  $         3,688,455
                                                                                              -------------------

SHORT TERM INVESTMENTS (0.17%)
Commercial Paper (0.17%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                                180,425                                  180,425
                                                                                              -------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $           180,425
                                                                                              -------------------
REPURCHASE AGREEMENTS (0.06%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006 (collateralized by                             60,007                                   60,000
Federal Home Loan Bank ARM;
$61,353; 12/1/2035)  (c)
                                                                                              -------------------

TOTAL REPURCHASE AGREEMENTS                                                                  $            60,000
                                                                                              -------------------
Total Investments                                                                            $       106,261,512
Other Assets in Excess of Liabilities, Net - 0.19%                                                       197,156
                                                                                              -------------------
TOTAL NET ASSETS - 100.00%                                                                   $       106,458,668
                                                                                              ===================
                                                                                              -------------------

                                                                                              ===================

(a)  Non-Income Producing Security

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,780,250 or 1.67% of net assets.


(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $        12,150,658
Unrealized Depreciation                                        (2,326,329)
                                                        -------------------
Net Unrealized Appreciation (Depreciation)                       9,824,329
Cost for federal income tax purposes                            96,437,183


Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Sector                                                             Percent
---------------------------------------------------------------------------
Financial                                                           51.46%
Energy                                                              12.51%
Consumer, Non-cyclical                                               7.66%
Utilities                                                            7.24%
Communications                                                       5.95%
Industrial                                                           5.33%
Consumer, Cyclical                                                   4.65%
Basic Materials                                                      3.05%
Technology                                                           1.49%
Funds                                                                0.47%
Other Assets in Excess of Liabilities, Net                           0.19%
                                                        -------------------
TOTAL NET ASSETS                                                   100.00%
                                                        ===================


Schedule of Investments
January 31, 2006 (unaudited)
Government & High Quality Bond Fund
                                                           Principal
                                                             Amount                               Value
                                                           ----------------------------------------------------
BONDS (57.88%)
Asset Backed Securities (5.89%)
Chase Funding Loan Acquisition Trust
4.89%, 6/25/2034 (a)                                      $ 3,500,000                      $         3,513,419
Chase Funding Mortgage Loan Asset-Backed
4.82%, 9/25/2033 (a)                                          749,731                                  751,019
4.76%, 12/25/2033 (a)                                       1,989,120                                1,990,990
Countrywide Asset-Backed Certificates
4.91%, 3/25/2033 (a)                                        2,291,261                                2,295,912
4.81%, 9/25/2033 (a)                                        2,686,192                                2,688,453
GMAC Mortgage Corp Loan Trust
4.71%, 8/25/2035 (a)                                          850,000                                  849,322
Park Place Securities Inc
4.89%, 1/25/2033 (a)                                        3,663,557                                3,667,979
Popular ABS Mortgage Pass-Through Trust
4.79%, 9/25/2035 (a)                                        4,000,000                                4,000,596
Structured Asset Investment Loan Trust
4.85%, 11/25/2034 (a)                                       5,000,000                                5,005,970
                                                                                            -------------------
                                                                                                    24,763,660
                                                                                            -------------------
Federal & Federally Sponsored Credit (3.06%)
Federal Farm Credit Bank
2.63%, 9/17/2007                                            4,500,000                                4,351,262
3.00%, 4/15/2008                                            1,750,000                                1,685,801
3.75%, 1/15/2009                                            4,000,000                                3,886,728
4.48%, 8/24/2012                                            3,000,000                                2,945,886
                                                                                            -------------------
                                                                                                    12,869,677
                                                                                            -------------------
Finance - Mortgage Loan/Banker (30.06%)
Fannie Mae
3.25%, 8/15/2008                                            9,000,000                                8,674,452
5.25%, 8/ 1/2012                                           11,800,000                               11,880,677
4.83%, 10/25/2018 (a)                                         935,634                                  938,383
4.73%, 4/25/2034 (a)                                        7,104,274                                7,103,137
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                            4,250,000                                4,366,679
5.34%, 4/25/2012                                            5,000,000                                5,098,025
4.88%, 5/25/2035 (a)                                        3,671,382                                3,672,186
4.61%, 7/25/2035 (a)                                        5,000,000                                5,001,540
4.68%, 9/25/2035 (a)                                        5,750,000                                5,754,853
4.65%, 11/28/2035 (a)(b)                                    4,750,000                                4,753,021
Fannie Mae Whole Loan
4.68%, 5/25/2035 (a)                                        3,538,524                                3,547,699
Federal Home Loan Bank System
1.88%, 6/15/2006                                            5,250,000                                5,196,860
2.45%, 3/23/2007                                            9,000,000                                8,764,110
2.63%, 5/15/2007                                            9,500,000                                9,240,061
5.80%, 9/ 2/2008                                            8,500,000                                8,682,920
Freddie Mac
4.25%, 4/ 5/2007                                            8,500,000                                8,441,843
4.50%, 7/15/2017                                            4,900,000                                4,745,483
4.77%, 6/15/2018 (a)                                        5,526,297                                5,541,473
4.67%, 4/15/2030 (a)                                        7,000,000                                6,999,979
4.87%, 9/15/2033 (a)                                          444,025                                  446,222

Ginnie Mae
1.88%, 10/16/2012 (a)                                      87,000,000                                5,141,961
0.98%, 6/17/2045 (a)                                       39,283,967                                2,301,373
                                                                                            -------------------
                                                                                                   126,292,937
                                                                                            -------------------
Finance - Other Services (0.92%)
Private Export Funding Corp
3.38%, 2/15/2009                                            4,000,000                                3,845,816
                                                                                            -------------------

Home Equity - Other (3.88%)
ACE Securities Corp
4.87%, 11/25/2034 (a)                                       2,500,000                                2,502,950
Encore Credit Receivables Trust
4.73%, 2/25/2035 (a)                                        1,000,000                                1,000,262
First NLC Trust
4.76%, 5/25/2035 (a)                                        4,867,326                                4,867,160
Nomura Home Equity Loan Inc
4.75%, 5/25/2035 (a)                                        3,125,000                                3,129,684
Residential Asset Securities Corp
4.69%, 7/25/2035 (a)                                        4,800,000                                4,800,720
                                                                                            -------------------
                                                                                                    16,300,776
                                                                                            -------------------
Mortgage Backed Securities (14.07%)
Banc of America Commercial Mortgage Inc
1.09%, 11/10/2038 (a)                                       2,938,807                                  106,535
0.27%, 3/11/2041 (a)(b)                                    27,733,140                                  310,029
4.73%, 7/10/2043 (a)                                        3,500,000                                3,347,893
5.18%, 9/10/2047                                            1,225,000                                1,222,008
Bear Stearns Commercial Mortgage Securities
1.11%, 2/11/2041 (a)(b)                                    12,282,844                                  466,232
Countrywide Alternative Loan Trust
5.00%, 10/25/2018                                           1,200,999                                1,176,402
4.83%, 5/25/2035 (a)                                          962,073                                  966,436
Ge Capital Commercial Mortgage Corp
5.33%, 11/10/2045                                           5,000,000                                5,031,935
Greenpoint Mortgage Funding Trust
4.83%, 6/25/2045 (a)                                          715,885                                  717,101
Greenwich Capital Commercial Funding Co
0.36%, 6/10/2036 (a)(b)                                    19,888,926                                  271,345
Impac CMB Trust
4.84%, 4/25/2035 (a)                                        2,155,299                                2,156,502
Impac Secured Assets CMN Owner Trust
4.80%, 12/25/2031 (a)                                       2,425,000                                2,424,954
Indymac Index Mortgage Loan Trust
4.86%, 4/25/2035 (a)                                          872,267                                  874,486
JP Morgan Chase Commercial Mortgage Securities
0.35%, 9/12/2037 (a)                                       109,072,110                               1,794,127
5.29%, 1/12/2043 (a)                                        5,000,000                                5,031,865
JP Morgan Mortgage Trust
4.97%, 11/25/2035 (a)                                       3,000,000                                2,938,629
5.41%, 1/25/2036 (a)(c)                                     2,500,000                                2,500,000
LB-UBS Commercial Mortgage Trust
0.75%, 7/15/2040 (a)                                       119,463,000                               4,271,041
Merrill Lynch Mortgage Trust
0.60%, 5/12/2043                                           55,330,134                                1,669,255
5.29%, 1/12/2044                                            5,000,000                                5,007,690
Morgan Stanley Capital I
0.38%, 8/13/2042                                           191,700,000                               4,147,238
Wachovia Bank Commercial Mortgage Trust
0.30%, 3/15/2042 (a)(b)                                    34,678,148                                  480,223
0.58%, 5/15/2044 (a)(b)                                    105,879,340                               3,174,157
Wachovia Bank Commercial Mortgage Trust (continued)
5.19%, 12/15/2044                                           6,500,000                                6,513,370
Washington Mutual Inc
4.86%, 7/25/2044 (a)                                          808,783                                  812,773
4.76%, 4/25/2045 (a)                                        1,708,322                                1,705,936
                                                                                            -------------------
                                                                                                    59,118,162
                                                                                            -------------------
TOTAL BONDS                                                                                $       243,191,028
                                                                                            -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (57.35%)
Federal Home Loan
Mortgage Corporation (FHLMC) (14.18%)
5.00%, 10/ 1/2025                                           1,481,304                                1,443,907
5.00%, 2/ 1/2036 (d)                                        1,100,000                                1,061,843
5.50%, 2/ 1/2036 (d)                                       13,950,000                               13,806,148
6.00%, 2/ 1/2036 (d)                                        9,250,000                                9,342,500
4.50%, 6/ 1/2011                                            3,241,261                                3,193,086
6.00%, 3/ 1/2017                                              168,161                                  171,388
5.50%, 5/ 1/2017                                              220,648                                  222,017
6.50%, 6/ 1/2017                                              400,583                                  411,043
5.50%, 9/ 1/2017                                              430,551                                  433,281
5.50%, 2/ 1/2018                                              507,564                                  510,713
5.00%, 12/ 1/2018                                           2,355,438                                2,331,034
5.50%, 12/ 1/2018                                               3,928                                    3,933
4.50%, 4/ 1/2019                                            3,002,527                                2,920,675
4.50%, 11/ 1/2019                                           8,759,933                                8,521,129
6.00%, 1/ 1/2021                                              481,404                                  490,554
6.50%, 8/ 1/2022                                              601,395                                  620,114
6.00%, 6/ 1/2028                                              131,731                                  133,503
5.50%, 1/ 1/2029                                               46,484                                   46,200
5.50%, 3/ 1/2029                                               19,746                                   19,616
6.50%, 3/ 1/2029                                               69,142                                   71,086
8.00%, 8/ 1/2030                                                6,403                                    6,831
8.00%, 11/ 1/2030                                              12,570                                   13,410
7.50%, 12/ 1/2030                                              36,724                                   38,517
7.00%, 1/ 1/2031                                               21,057                                   21,856
7.50%, 2/ 1/2031                                               22,459                                   23,556
6.50%, 6/ 1/2031                                                9,729                                    9,985
6.00%, 10/ 1/2031                                              63,030                                   63,794
6.00%, 2/ 1/2032                                              167,277                                  169,305
6.50%, 2/ 1/2032                                              233,347                                  239,485
6.50%, 4/ 1/2032                                              127,815                                  131,157
7.50%, 4/ 1/2032                                              152,114                                  159,507
6.50%, 8/ 1/2032                                              578,773                                  593,903
5.00%, 12/ 1/2032                                           1,168,204                                1,132,521
5.50%, 5/ 1/2033                                              742,183                                  736,260
5.50%, 10/ 1/2033                                             305,205                                  302,769
5.50%, 12/ 1/2033                                           6,768,433                                6,714,420
6.50%, 7/ 1/2034                                            3,274,533                                3,364,337
6.12%, 10/ 1/2032 (a)                                          93,731                                   93,408
                                                                                            -------------------
                                                                                                    59,568,791
                                                                                            -------------------
Federal National Mortgage Association (FNMA) (19.32%)
5.00%, 2/ 1/2021 (d)                                        9,850,000                                9,726,875
5.00%, 2/ 1/2036 (d)                                       29,600,000                               28,591,765
6.00%, 2/ 1/2036 (d)                                        8,150,000                                8,228,957
6.50%, 2/ 1/2036 (d)                                        4,000,000                                4,100,000
6.00%, 5/ 1/2009                                              113,325                                  115,969
4.50%, 3/ 1/2010                                              190,332                                  186,911
6.50%, 4/ 1/2010                                               26,243                                   27,020
6.50%, 6/ 1/2016                                               56,099                                   57,648
6.00%, 1/ 1/2017                                              158,310                                  161,823
6.00%, 4/ 1/2017                                              172,188                                  176,015
5.50%, 9/ 1/2017                                              789,301                                  794,768
5.00%, 1/ 1/2018                                              912,654                                  903,711
5.50%, 3/ 1/2018                                              581,616                                  585,645
5.00%, 4/ 1/2019                                            2,215,385                                2,190,183
5.50%, 6/ 1/2019                                              365,918                                  368,247
5.50%, 7/ 1/2019                                            1,333,301                                1,341,788
5.50%, 8/ 1/2019                                            1,082,456                                1,089,346
5.50%, 9/ 1/2019                                              760,914                                  765,758
7.00%, 5/ 1/2022                                              177,584                                  184,838
6.00%, 12/ 1/2022                                             286,671                                  291,654
7.50%, 1/ 1/2031                                               18,538                                   19,418
7.50%, 5/ 1/2031                                               19,906                                   20,851
6.50%, 9/ 1/2031                                              150,242                                  154,347
6.00%, 12/ 1/2031                                             252,267                                  255,246
6.50%, 12/ 1/2031                                              32,974                                   33,875
7.00%, 2/ 1/2032                                              120,702                                  125,481
6.50%, 4/ 1/2032                                               95,312                                   97,898
7.00%, 4/ 1/2032                                              178,616                                  185,644
7.50%, 8/ 1/2032                                              216,006                                  226,159
6.00%, 11/ 1/2032                                             198,711                                  201,003
5.50%, 9/ 1/2033                                            3,609,742                                3,578,814
5.16%, 12/ 1/2033 (a)                                       1,211,392                                1,201,767
4.75%, 2/ 1/2035 (a)                                        6,292,442                                6,245,494
4.99%, 3/ 1/2035 (a)                                        2,042,886                                2,037,575
4.74%, 4/ 1/2035 (a)                                        7,062,164                                6,903,386
                                                                                            -------------------
                                                                                                    81,175,879
                                                                                            -------------------
Government National Mortgage Association (GNMA) (5.92%)
6.50%, 7/15/2008                                               59,476                                   60,663
6.50%, 10/15/2008                                              47,695                                   48,647
6.50%, 3/15/2009                                               50,976                                   51,994
5.50%, 12/15/2013                                              77,741                                   78,938
5.50%, 1/15/2014                                              390,599                                  396,519
5.50%, 2/15/2014                                              200,388                                  203,426
5.50%, 3/15/2014                                              330,719                                  335,731
8.00%, 8/15/2016                                               92,251                                   98,551
8.00%, 9/15/2016                                                8,515                                    9,097
8.00%, 12/15/2016                                              18,815                                   20,100
7.50%, 4/15/2017                                              193,477                                  204,357
8.00%, 4/15/2017                                               84,611                                   90,600
7.50%, 5/15/2017                                               18,246                                   19,272
8.00%, 5/15/2017                                               66,687                                   71,407
8.00%, 6/15/2017                                               91,112                                   97,561
8.00%, 7/15/2017                                               12,085                                   12,941
7.50%, 7/15/2018                                               43,009                                   45,481
7.50%, 12/15/2021                                             130,365                                  138,153
7.50%, 2/15/2022                                               60,228                                   63,866
8.00%, 2/15/2022                                               84,618                                   90,653
7.50%, 3/15/2022                                               59,817                                   63,431
7.50%, 4/15/2022                                              134,058                                  142,157
7.50%, 5/15/2022                                               87,362                                   92,640
7.50%, 7/15/2022                                               73,721                                   78,175
7.50%, 8/15/2022                                              432,807                                  458,956
7.00%, 11/15/2022                                             432,521                                  454,626
7.50%, 11/15/2022                                              82,591                                   87,581
7.00%, 12/15/2022                                             290,664                                  305,519
7.00%, 1/15/2023                                              179,812                                  189,394
7.00%, 2/15/2023                                              504,633                                  531,524
7.50%, 2/15/2023                                               61,996                                   65,708
7.00%, 3/15/2023                                               76,349                                   80,417

7.50%, 5/15/2023                                              168,588                                  178,682
7.50%, 6/15/2023                                               36,918                                   39,129
7.00%, 7/15/2023                                              275,257                                  289,925
7.00%, 8/15/2023                                              107,862                                  113,610
6.50%, 9/15/2023                                              316,681                                  332,015
6.00%, 10/15/2023                                             417,607                                  429,290
6.50%, 10/15/2023                                             162,108                                  169,957
7.00%, 10/15/2023                                              81,237                                   85,566
7.50%, 10/15/2023                                              33,060                                   35,040
6.00%, 11/15/2023                                             407,782                                  419,190
6.50%, 11/15/2023                                              47,291                                   49,581
7.50%, 11/15/2023                                             151,852                                  160,944
6.00%, 12/15/2023                                             297,683                                  306,011
6.50%, 12/15/2023                                             648,314                                  679,707
7.00%, 12/15/2023                                             157,954                                  166,371
6.00%, 1/15/2024                                              208,452                                  214,184
6.50%, 1/15/2024                                              685,574                                  718,620
6.00%, 2/15/2024                                              436,362                                  448,359
6.00%, 3/15/2024                                               65,781                                   67,590
6.50%, 3/15/2024                                               65,070                                   68,206
6.50%, 4/15/2024                                              107,366                                  112,541
6.50%, 7/15/2024                                              320,431                                  335,947
7.50%, 8/15/2024                                               28,561                                   30,218
7.25%, 9/15/2025                                               90,287                                   94,779
6.50%, 10/15/2025                                              93,499                                   98,027
6.50%, 1/15/2026                                               49,288                                   51,680
7.00%, 1/15/2026                                               72,133                                   75,961
6.50%, 3/15/2026                                               90,435                                   94,824
7.00%, 5/15/2026                                               17,487                                   18,415
7.00%, 1/15/2027                                               77,481                                   81,521
7.00%, 3/15/2027                                               42,400                                   44,611
7.50%, 4/15/2027                                               35,326                                   37,261
7.50%, 5/15/2027                                              104,965                                  110,715
7.50%, 6/15/2027                                               85,814                                   90,514
7.00%, 11/15/2027                                             214,157                                  225,323
7.00%, 12/15/2027                                             157,626                                  165,844
6.50%, 2/15/2028                                               88,335                                   92,621
7.00%, 4/15/2028                                              171,960                                  180,794
8.00%, 12/15/2030                                              43,101                                   46,185
7.00%, 5/15/2031                                               66,498                                   69,859
6.50%, 7/15/2031                                               19,945                                   20,877
7.00%, 7/15/2031                                               17,191                                   18,056
7.00%, 9/15/2031                                               26,896                                   28,250
6.50%, 10/15/2031                                              98,075                                  102,657
7.00%, 2/15/2032                                               31,919                                   33,523
6.50%, 7/15/2032                                              162,603                                  170,158
6.00%, 8/15/2032                                              526,164                                  540,049
6.00%, 9/15/2032                                              521,331                                  535,089
6.00%, 2/15/2033                                              166,170                                  170,543
5.00%, 8/15/2033                                            8,878,418                                8,754,538
6.00%, 1/20/2024                                               84,432                                   86,437
6.00%, 4/20/2024                                              125,861                                  128,850
6.50%, 4/20/2024                                               78,438                                   81,582
6.00%, 5/20/2024                                              142,928                                  146,322
6.00%, 10/20/2024                                              61,812                                   63,280
6.00%, 9/20/2025                                              127,242                                  130,241
6.00%, 11/20/2025                                              59,858                                   61,268
6.50%, 7/20/2026                                               37,600                                   39,120
6.00%, 10/20/2028                                              83,956                                   85,896
6.50%, 10/20/2028                                              74,293                                   77,295
5.50%, 5/20/2035                                            1,878,144                                1,880,617
                                                                                            -------------------
                                                                                                    24,872,350
                                                                                            -------------------
U.S. Treasury (11.76%)
4.13%, 8/15/2010                                           15,000,000                               14,766,210
4.25%, 10/15/2010                                           9,750,000                                9,643,744
4.25%, 8/15/2014                                            5,000,000                                4,895,510
4.13%, 5/15/2015 (e)                                        8,750,000                                8,474,856
4.25%, 8/15/2015 (e)                                        1,700,000                                1,661,352
8.75%, 5/15/2017                                              600,000                                  814,477
6.88%, 8/15/2025                                            6,750,000                                8,564,852
6.13%, 8/15/2029                                              500,000                                  598,360
                                                                                            -------------------
                                                                                                    49,419,361
                                                                                            -------------------
U.S. Treasury Inflation-Indexed Obligations (2.12%)
3.88%, 1/15/2009                                            8,434,160                                8,921,756
                                                                                            -------------------

U.S. Treasury Strip (4.05%)
0.00%, 11/15/2015 (f)                                       7,000,000                                4,493,517
0.00%, 5/15/2020 (f)                                       13,800,000                                7,016,734
0.00%, 8/15/2025 (f)                                        9,500,000                                3,760,319
0.00%, 8/15/2028 (f)                                        5,000,000                                1,731,790
                                                                                            -------------------
                                                                                                    17,002,360
                                                                                            -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                      $       240,960,497
                                                                                            -------------------
SHORT TERM INVESTMENTS (4.48%)
Commercial Paper (4.48%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                           18,828,939                               18,828,939
                                                                                            -------------------
TOTAL SHORT TERM INVESTMENTS                                                               $        18,828,939
                                                                                            -------------------
Total Investments                                                                          $       502,980,464
Liabilities in Excess of Other Assets, Net - (19.71)%                                             (82,822,558)
                                                                                            -------------------
TOTAL NET ASSETS - 100.00%                                                                 $       420,157,906
                                                                                            ===================
                                                                                            -------------------

                                                                                            ===================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,455,007 or 2.25% of net assets.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,500,000 or 0.60% of net assets.

(d) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(e) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $10,450,000 or 2.49% of net assets.

(f) Non-Income Producing Security Unrealized Appreciation (Depreciation)


Unrealized Appreciation                              952,443
Unrealized Depreciation                          (4,980,204)
                                              ---------------
Net Unrealized Appreciation (Depreciation)       (4,027,761)
Cost for federal income tax purposes             507,008,225


                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                                                    Unrealized
                                                                                  Notional         Appreciation/
Description                                                                        Amount          (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Pay monthly a fixed rate of 5.25% to Merrill Lynch and receive monthly a
floating rate based on 1-month                                                  $ 5,000,000     $            24,499
LIBOR plus 39.5 basis points. Expires October 2012.


Pay monthly a fixed rate of 5.27% to Deutsche Bank and receive monthly a
floating rate based on 1-month                                                  $ 5,000,000                 (9,156)
LIBOR plus 29.7 basis points. Expires September 2012.


Pay monthly a fixed rate of 5.30% to Deutsche Bank and receive monthly a
floating rate based on 1-month                                                  $ 5,000,000                   5,428
LIBOR plus 38 basis points. Expires September 2012.


                                                                                                     Unrealized
                                                                                  Notional         Appreciation/
Description                                                                        Amount          (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Pay monthly a fixed rate of 5.30% to Morgan Stanley and receive monthly a
floating rate based on 1-month                                                  $ 6,500,000     $            14,374
LIBOR plus 40 basis points. Expires August 2012.


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                       Unrealized
                                                                                   Notional          Appreciation/
Description                                                                         Amount           (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                      $ 5,000,000      $          (19,334)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires
February 2006.



Portfolio Summary (unaudited)
-------------------------------------------------------------------------------
Sector                                                                 Percent
-------------------------------------------------------------------------------
Mortgage Securities                                                     66.50%
Government                                                              35.48%
Asset Backed Securities                                                 12.33%
Financial                                                                5.40%
Liabilities in Excess of Other Assets, Net                           (-19.71%)
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------
Asset Type                                                             Percent
-------------------------------------------------------------------------------
Interest Rate Swaps                                                      0.01%
Total Return Swaps                                                       0.00%


Schedule of Investments
January 31, 2006 (unaudited)
High Quality Intermediate-Term Bond Fund
                                                            Principal
                                                              Amount                               Value
                                                            ----------------------------------------------------
BONDS (69.14%)
Aerospace & Defense Equipment (0.01%)
United Technologies Corp
6.10%, 5/15/2012                                           $    15,000                      $            15,781
                                                                                             -------------------

Agricultural Operations (0.32%)
Archer-Daniels-Midland Co
5.94%, 10/ 1/2032                                               10,000                                   10,154
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                              265,000                                  259,697
5.88%, 5/15/2013                                                20,000                                   20,326
5.10%, 7/15/2015                                               100,000                                   95,406
                                                                                             -------------------
                                                                                                        385,583
                                                                                             -------------------
Asset Backed Securities (6.01%)
AAA Trust
4.81%, 2/27/2035 (a)(b)                                        200,000                                  200,357
Ameriquest Mortgage Securities Inc
4.83%, 3/25/2035 (a)                                           135,268                                  135,383
4.76%, 7/25/2035 (a)                                           175,000                                  175,148
Asset Backed Funding Certificates
4.71%, 6/25/2035 (a)                                           550,000                                  550,061
Carrington Mortgage Loan Trust
4.79%, 1/25/2035 (a)                                           150,000                                  150,140
4.68%, 9/25/2035 (a)                                           248,854                                  248,866
4.81%, 12/25/2035 (a)                                          550,000                                  550,535
Chase Funding Mortgage Loan Asset-Backed
4.82%, 9/25/2033 (a)                                            53,552                                   53,644
5.03%, 9/25/2033 (a)                                           120,000                                  120,222
4.76%, 12/25/2033 (a)                                           55,485                                   55,537
Citigroup Mortgage Loan Trust Inc
4.63%, 7/25/2035 (a)                                           191,327                                  191,338
Countrywide Asset-Backed Certificates
5.60%, 1/25/2034 (a)                                           325,000                                  329,072
Countrywide Home Equity Loan Trust
4.70%, 12/15/2035 (a)(c)                                       342,261                                  342,261
GMAC Mortgage Corp Loan Trust
4.59%, 8/25/2035 (a)                                           425,000                                  425,124
4.71%, 8/25/2035 (a)                                           300,000                                  299,761
Long Beach Mortgage Loan Trust
5.06%, 6/25/2034 (a)                                            40,000                                   40,083
4.79%, 7/25/2034 (a)                                           254,036                                  254,064
4.80%, 6/25/2035 (a)                                           225,000                                  225,246
4.64%, 7/25/2035 (a)                                           230,406                                  230,444
Merrill Lynch Mortgage Investors Inc
5.09%, 1/25/2035 (a)                                           165,000                                  165,532
Morgan Stanley ABS Capital I
4.79%, 7/25/2035 (a)                                           180,000                                  180,220
MSDWCC Heloc Trust
4.72%, 7/25/2017 (a)                                           167,962                                  167,975
Nomura Asset Acceptance Corp
4.76%, 6/25/2035 (a)                                           122,223                                  122,230
Park Place Securities Inc
4.75%, 1/25/2036 (a)                                           143,450                                  143,625

Popular ABS Mortgage Pass-Through Trust
4.79%, 11/25/2035 (a)                                          275,000                                  275,145
Residential Asset Mortgage Products Inc
4.80%, 7/25/2035 (a)                                           375,000                                  375,500
SACO I Inc
4.80%, 4/25/2035 (a)                                           163,492                                  163,499
Saxon Asset Securities Trust
4.87%, 12/26/2034 (a)                                          500,000                                  500,852
4.75%, 3/25/2035 (a)                                           250,000                                  250,176
5.05%, 3/25/2035 (a)                                           250,000                                  250,057
                                                                                             -------------------
                                                                                                      7,172,097
                                                                                             -------------------
Auto - Car & Light Trucks (0.59%)
DaimlerChrysler NA Holding Corp
5.30%, 8/ 8/2006 (a)                                           200,000                                  200,784
4.70%, 3/ 7/2007 (a)                                           225,000                                  225,058
4.96%, 9/10/2007 (a)                                           100,000                                  100,283
4.88%, 6/15/2010                                               135,000                                  131,500
7.30%, 1/15/2012                                                45,000                                   48,405
                                                                                             -------------------
                                                                                                        706,030
                                                                                             -------------------
Automobile Sequential (0.41%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                              250,000                                  243,988
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                               50,000                                   48,946
Nissan Auto Receivables Owner Trust
2.70%, 12/17/2007                                               50,000                                   49,528
WFS Financial Owner Trust
4.50%, 5/17/2013                                               150,000                                  147,363
                                                                                             -------------------
                                                                                                        489,825
                                                                                             -------------------
Beverages - Non-alcoholic (0.01%)
Bottling Group LLC
4.63%, 11/15/2012                                               15,000                                   14,617
                                                                                             -------------------

Beverages - Wine & Spirits (0.45%)
Diageo Capital PLC
4.69%, 4/20/2007 (a)                                           525,000                                  525,338
3.50%, 11/19/2007                                               15,000                                   14,586
                                                                                             -------------------
                                                                                                        539,924
                                                                                             -------------------
Brewery (0.35%)
Anheuser-Busch Cos Inc
4.38%, 1/15/2013                                                30,000                                   28,759
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                             135,000                                  166,050
Coors Brewing Co
6.38%, 5/15/2012                                                50,000                                   52,540
FBG Finance Ltd
5.13%, 6/15/2015 (b)                                           175,000                                  168,389
                                                                                             -------------------
                                                                                                        415,738
                                                                                             -------------------
Broadcasting Services & Programming (0.02%)
Grupo Televisa SA
8.50%, 3/11/2032                                                15,000                                   17,989
                                                                                             -------------------

Building - Residential & Commercial (0.01%)
Centex Corp
5.80%, 9/15/2009                                                15,000                                   15,125
                                                                                             -------------------


Building & Construction Products - Miscellaneous (0.50%)
CRH America Inc
6.95%, 3/15/2012                                                74,000                                   79,728
5.30%, 10/15/2013                                              100,000                                   98,688
6.40%, 10/15/2033                                               15,000                                   15,867
Macmillan Bloedel Ltd
6.75%, 2/15/2006                                               200,000                                  200,104
Masco Corp
4.71%, 3/ 9/2007 (a)(b)                                        200,000                                  200,477
                                                                                             -------------------
                                                                                                        594,864
                                                                                             -------------------
Building Products - Wood (0.03%)
Norbord Inc
7.25%, 7/ 1/2012                                                35,000                                   36,581
                                                                                             -------------------

Cable TV (0.22%)
Comcast Cable Communications Holdings Inc
8.38%, 3/15/2013                                                67,000                                   76,689
COX Communications Inc
4.63%, 1/15/2010                                                40,000                                   38,629
6.75%, 3/15/2011                                                70,000                                   72,762
7.13%, 10/ 1/2012                                               65,000                                   69,179
                                                                                             -------------------
                                                                                                        257,259
                                                                                             -------------------
Casino Hotels (0.19%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                80,000                                   79,964
5.63%, 6/ 1/2015                                                55,000                                   53,768
5.75%, 10/ 1/2017                                               90,000                                   87,026
                                                                                             -------------------
                                                                                                        220,758
                                                                                             -------------------
Cellular Telecommunications (0.80%)
America Movil SA de CV
5.26%, 4/27/2007 (a)                                           275,000                                  275,550
5.75%, 1/15/2015                                                45,000                                   44,663
6.38%, 3/ 1/2035                                                30,000                                   28,868
Cingular Wireless LLC
7.13%, 12/15/2031                                               15,000                                   16,804
New Cingular Wireless Services Inc
7.35%, 3/ 1/2006                                                40,000                                   40,080
8.13%, 5/ 1/2012                                               125,000                                  143,700
Nextel Communications Inc
5.95%, 3/15/2014                                               175,000                                  176,242
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                              200,000                                  200,568
Vodafone Group PLC
7.75%, 2/15/2010                                                30,000                                   32,735
                                                                                             -------------------
                                                                                                        959,210
                                                                                             -------------------
Chemicals - Diversified (0.32%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                               245,000                                  245,145
7.00%, 3/15/2011                                                25,000                                   26,714
EI Du Pont de Nemours & Co
4.75%, 11/15/2012                                               15,000                                   14,581
ICI Wilmington Inc
5.63%, 12/ 1/2013                                               95,000                                   93,781
                                                                                             -------------------
                                                                                                        380,221
                                                                                             -------------------

Coatings & Paint (0.14%)
Valspar Corp
6.00%, 5/ 1/2007                                               165,000                                  166,035
                                                                                             -------------------

Commercial Banks (0.85%)
BOI Capital Funding No 2 LP
5.57%, 8/ 1/2099 (a)(b)                                        115,000                                  114,212
KeyBank NA
4.41%, 11/ 3/2009 (a)                                          300,000                                  300,485
Union Planters Bank NA
5.13%, 6/15/2007                                               240,000                                  239,759
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (b)                                            20,000                                   18,877
US Bank NA
6.38%, 8/ 1/2011                                                40,000                                   42,330
VTB Capital SA for Vneshtorgbank
5.25%, 9/21/2007 (a)(b)                                        115,000                                  115,173
Wachovia Bank NA
4.88%, 2/ 1/2015                                               130,000                                  125,456
Wachovia Bank NA/Charlotte
7.80%, 8/18/2010                                                50,000                                   55,404
                                                                                             -------------------
                                                                                                      1,011,696
                                                                                             -------------------
Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                               10,000                                    9,970
                                                                                             -------------------

Computers (0.01%)
Hewlett-Packard Co
6.50%, 7/ 1/2012                                                15,000                                   16,023
                                                                                             -------------------

Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                                 5,000                                    5,210
                                                                                             -------------------

Consumer Products - Miscellaneous (0.16%)
Fortune Brands Inc
5.13%, 1/15/2011                                                55,000                                   54,678
5.38%, 1/15/2016                                               120,000                                  117,867
5.88%, 1/15/2036                                                15,000                                   14,517
                                                                                             -------------------
                                                                                                        187,062
                                                                                             -------------------
Credit Card Asset Backed Securities (3.39%)
American Express Credit Account Master
4.72%, 9/15/2011 (a)                                            70,000                                   70,251
4.35%, 12/15/2011                                              200,000                                  196,655
Bank One Issuance Trust
3.59%, 5/17/2010                                               100,000                                   97,938
4.79%, 3/15/2012 (a)                                           300,000                                  301,532
Capital One Multi-Asset Execution Trust
4.69%, 12/15/2009 (a)                                          445,000                                  445,483
Chase Credit Card Master Trust
4.67%, 5/15/2009 (a)                                           275,000                                  274,987
4.80%, 1/17/2011 (a)                                           325,000                                  326,572
4.82%, 2/15/2011 (a)                                           275,000                                  276,810
Citibank Credit Card Issuance Trust
4.85%, 6/25/2009 (a)                                           275,000                                  275,714
Citibank Credit Card Master Trust I
4.77%, 3/10/2011 (a)                                           150,000                                  150,706
5.88%, 3/10/2011                                               150,000                                  154,031

Discover Card Master Trust I
6.05%, 8/18/2008                                               150,000                                  150,063
4.71%, 5/15/2012 (a)                                           425,000                                  426,501
First USA Credit Card Master Trust
4.84%, 4/18/2011 (a)                                           300,000                                  301,880
GE Capital Credit Card Master Note Trust
4.67%, 6/15/2011 (a)                                           325,000                                  324,985
Providian Master Note Trust
5.10%, 11/15/2012 (b)                                          275,000                                  274,807
                                                                                             -------------------
                                                                                                      4,048,915
                                                                                             -------------------
Data Processing & Management (0.01%)
Certegy Inc
4.75%, 9/15/2008                                                15,000                                   14,967
                                                                                             -------------------

Diversified Financial Services (0.41%)
General Electric Capital Corp
4.41%, 2/ 2/2009 (a)                                            15,000                                   15,041
7.38%, 1/19/2010                                               105,000                                  113,702
4.25%, 12/ 1/2010                                              275,000                                  265,607
6.00%, 6/15/2012                                                85,000                                   89,004
                                                                                             -------------------
                                                                                                        483,354
                                                                                             -------------------
Diversified Manufacturing Operations (0.11%)
General Electric Co
5.00%, 2/ 1/2013                                                15,000                                   14,878
Parker Hannifin Corp
4.88%, 2/15/2013                                                10,000                                    9,842
Tyco International Group SA
6.88%, 1/15/2029                                               100,000                                  109,895
                                                                                             -------------------
                                                                                                        134,615
                                                                                             -------------------
Diversified Minerals (0.01%)
BHP Billiton Finance USA Ltd
4.80%, 4/15/2013                                                15,000                                   14,625
                                                                                             -------------------

Electric - Distribution (0.13%)
Detroit Edison Co
5.70%, 10/ 1/2037                                              165,000                                  159,683
                                                                                             -------------------

Electric - Generation (0.07%)
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (b)                                            30,000                                   29,318
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (b)                                            48,421                                   49,026
                                                                                             -------------------
                                                                                                         78,344
                                                                                             -------------------
Electric - Integrated (3.35%)
AmerenEnergy Generating Co
7.95%, 6/ 1/2032                                                10,000                                   12,353
AmerenUE
5.40%, 2/ 1/2016                                               115,000                                  114,745
Appalachian Power Co
4.85%, 6/29/2007 (a)                                           300,000                                  300,876
Arizona Public Service Co
6.50%, 3/ 1/2012                                                25,000                                   26,119
5.80%, 6/30/2014                                                85,000                                   85,901
Carolina Power & Light Co
6.50%, 7/15/2012                                                35,000                                   37,113
5.25%, 12/15/2015                                               85,000                                   84,035
8.63%, 9/15/2021                                                75,000                                   97,212

CenterPoint Energy Houston Electric LLC
5.70%, 3/15/2013                                                90,000                                   91,684
Cincinnati Gas & Electric
5.40%, 6/15/2033                                                70,000                                   64,068
Consolidated Edison Co of New York
4.88%, 2/ 1/2013                                                15,000                                   14,761
Consolidated Edison Inc
3.63%, 8/ 1/2008                                                15,000                                   14,526
Consumers Energy Co
4.25%, 4/15/2008                                                10,000                                    9,795
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (a)                                           25,000                                   24,712
Dominion Resources Inc/VA
4.64%, 5/15/2006 (a)                                           205,000                                  205,162
8.13%, 6/15/2010                                                75,000                                   82,836
DTE Energy Co
7.05%, 6/ 1/2011                                                30,000                                   32,185
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                               125,000                                  122,021
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                20,000                                   19,225
5.21%, 12/ 8/2008 (a)(b)                                       120,000                                  119,996
Exelon Corp
4.45%, 6/15/2010                                                55,000                                   53,208
Florida Power & Light Co
5.40%, 9/ 1/2035                                               110,000                                  105,515
Florida Power Corp
4.80%, 3/ 1/2013                                                 5,000                                    4,860
FPL Group Capital Inc
3.25%, 4/11/2006                                                20,000                                   19,939
Georgia Power Co
4.53%, 2/17/2009 (a)                                           295,000                                  295,693
Midamerican Energy Co
6.75%, 12/30/2031                                               35,000                                   39,295
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                              225,000                                  222,853
Niagara Mohawk Power Corp
7.75%, 5/15/2006                                                85,000                                   85,691
Nisource Finance Corp
3.20%, 11/ 1/2006                                               15,000                                   14,794
Northeast Utilities
3.30%, 6/ 1/2008                                                15,000                                   14,354
Northern States Power-Minnesota
5.25%, 7/15/2035                                                65,000                                   61,235
Pepco Holdings Inc
3.75%, 2/15/2006                                                70,000                                   69,971
5.50%, 8/15/2007                                                15,000                                   15,059
Pinnacle West Capital Corp
6.40%, 4/ 1/2006                                               125,000                                  125,376
Power Contract Financing LLC
5.20%, 2/ 1/2006 (b)                                             5,733                                    5,733
PPL Electric Utilities Corp
4.30%, 6/ 1/2013                                                15,000                                   14,029
PPL Energy Supply LLC
5.40%, 8/15/2014                                                65,000                                   64,087
Progress Energy Inc
6.75%, 3/ 1/2006                                               175,000                                  175,256
PSEG Power LLC
6.95%, 6/ 1/2012                                               210,000                                  226,310

PSI Energy Inc
6.12%, 10/15/2035                                              100,000                                  100,317
Puget Energy Inc
3.36%, 6/ 1/2008                                                25,000                                   24,043
Southern California Edison Co
5.00%, 1/15/2014                                                25,000                                   24,567
5.00%, 1/15/2016                                                80,000                                   78,106
5.35%, 7/15/2035                                               100,000                                   94,811
Southern Co Capital Funding Inc
5.30%, 2/ 1/2007                                                15,000                                   14,963
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                               175,000                                  182,897
7.00%, 5/ 1/2032                                                85,000                                   95,349
TXU Energy Co LLC
6.13%, 3/15/2008                                                15,000                                   15,205
Virginia Electric and Power Co
4.50%, 12/15/2010                                               85,000                                   82,239
                                                                                             -------------------
                                                                                                      3,999,039
                                                                                             -------------------
Electric Products - Miscellaneous (0.00%)
Emerson Electric Co
6.00%, 8/15/2032                                                 5,000                                    5,303
                                                                                             -------------------

Export & Import Bank (0.05%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                60,000                                   58,900
                                                                                             -------------------

Finance - Auto Loans (0.30%)
American Honda Finance Corp
4.58%, 3/ 8/2007 (a)(b)                                        250,000                                  250,364
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (b)                                           105,000                                  102,197
                                                                                             -------------------
                                                                                                        352,561
                                                                                             -------------------
Finance - Commercial (0.49%)
Caterpillar Financial Services Corp
4.65%, 7/27/2007 (a)                                           300,000                                  300,229
5.05%, 12/ 1/2010                                              125,000                                  124,922
CIT Group Inc
4.54%, 2/15/2007 (a)                                           145,000                                  145,295
5.00%, 2/13/2014                                                15,000                                   14,568
                                                                                             -------------------
                                                                                                        585,014
                                                                                             -------------------
Finance - Consumer Loans (1.10%)
American General Finance Corp
5.75%, 3/15/2007                                                40,000                                   40,310
HSBC Finance Corp
4.13%, 12/15/2008                                               20,000                                   19,487
4.13%, 11/16/2009                                              355,000                                  341,906
4.62%, 11/16/2009 (a)                                          250,000                                  250,625
7.00%, 5/15/2012                                               180,000                                  195,296
4.75%, 7/15/2013                                                45,000                                   43,097
John Deere Capital Corp
7.00%, 3/15/2012                                                20,000                                   21,810
SLM Corp
4.74%, 1/25/2007 (a)                                           250,000                                  250,335
5.55%, 3/ 2/2009 (a)                                            50,000                                   48,734
4.76%, 7/27/2009 (a)                                           100,000                                   99,762
                                                                                             -------------------
                                                                                                      1,311,362
                                                                                             -------------------

Finance - Credit Card (0.78%)
American Express Co
4.88%, 7/15/2013                                                15,000                                   14,637
Capital One Bank
6.88%, 2/ 1/2006                                               275,000                                  275,000
6.70%, 5/15/2008                                               100,000                                  103,068
5.00%, 6/15/2009                                               110,000                                  109,152
Capital One Financial Corp
4.80%, 2/21/2012                                               130,000                                  125,647
MBNA Corp
4.72%, 5/ 5/2008 (a)                                           150,000                                  151,193
MBNA Europe Funding Plc
4.55%, 9/ 7/2007 (a)(b)                                        150,000                                  150,053
                                                                                             -------------------
                                                                                                        928,750
                                                                                             -------------------
Finance - Investment Banker & Broker (4.09%)
Banque Paribas/New York
6.88%, 3/ 1/2009                                                25,000                                   26,274
Bear Stearns Cos Inc/The
3.00%, 3/30/2006                                               100,000                                   99,721
5.30%, 10/30/2015                                               50,000                                   49,518
Citigroup Inc
4.52%, 5/18/2010 (a)                                           250,000                                  250,295
5.30%, 1/ 7/2016                                               115,000                                  114,862
6.63%, 6/15/2032                                                55,000                                   61,407
5.88%, 2/22/2033                                                10,000                                   10,184
Credit Suisse First Boston USA Inc
4.84%, 1/15/2010 (a)                                           150,000                                  150,411
6.50%, 1/15/2012                                                50,000                                   53,094
Goldman Sachs Group Inc
3.88%, 1/15/2009                                               360,000                                  348,415
4.94%, 7/23/2009 (a)                                           150,000                                  150,890
4.62%, 3/ 2/2010 (a)                                           200,000                                  200,014
6.60%, 1/15/2012                                                15,000                                   15,995
5.25%, 4/ 1/2013                                               250,000                                  247,703
5.15%, 1/15/2014                                               135,000                                  132,718
5.13%, 1/15/2015                                               240,000                                  234,714
Jefferies Group Inc
6.25%, 1/15/2036                                                90,000                                   88,447
JPMorgan Chase & Co
4.72%, 10/ 2/2009 (a)                                          150,000                                  150,380
6.75%, 2/ 1/2011                                                60,000                                   64,044
4.75%, 3/ 1/2015                                               135,000                                  129,879
5.25%, 5/ 1/2015                                               295,000                                  290,472
Lehman Brothers Holdings E-Capital Trust I
5.15%, 8/19/2065 (a)(b)                                         25,000                                   25,067
Lehman Brothers Holdings Inc
6.25%, 5/15/2006                                                25,000                                   25,093
4.56%, 11/10/2009 (a)                                          275,000                                  276,175
5.00%, 1/14/2011                                               135,000                                  134,183
Merrill Lynch & Co Inc
7.00%, 1/15/2007                                                45,000                                   45,874
4.54%, 2/ 6/2009 (a)                                           265,000                                  265,798
5.51%, 3/ 2/2009 (a)                                            20,000                                   19,488
4.51%, 2/ 5/2010 (a)                                           175,000                                  175,183
5.45%, 7/15/2014                                                25,000                                   25,151
Morgan Stanley
4.71%, 1/12/2007 (a)                                           150,000                                  150,153
4.88%, 1/15/2010 (a)                                           525,000                                  526,633
5.30%, 3/ 1/2013                                                20,000                                   19,934

Morgan Stanley (continued)
4.75%, 4/ 1/2014                                               340,000                                  323,536
                                                                                             -------------------
                                                                                                      4,881,705
                                                                                             -------------------
Finance - Leasing Company (0.20%)
Boeing Capital Corp
5.65%, 5/15/2006                                                35,000                                   35,118
International Lease Finance Corp
5.00%, 1/15/2010 (a)                                           170,000                                  170,890
Pitney Bowes Credit Corp
5.75%, 8/15/2008                                                30,000                                   30,473
                                                                                             -------------------
                                                                                                        236,481
                                                                                             -------------------
Finance - Mortgage Loan/Banker (4.84%)
Countrywide Financial Corp
4.77%, 12/19/2008 (a)                                          145,000                                  144,973
Countrywide Home Loans Inc
4.90%, 6/ 2/2006 (a)                                           235,000                                  235,293
4.25%, 12/19/2007                                              100,000                                   98,464
Fannie Mae
2.30%, 3/28/2006                                               150,000                                  149,442
3.70%, 11/ 1/2007                                               45,000                                   44,180
2.88%, 5/19/2008                                                50,000                                   47,951
6.13%, 3/15/2012                                               475,000                                  506,687
4.75%, 2/21/2013                                                95,000                                   93,588
4.83%, 2/25/2018 (a)                                           162,686                                  163,112
4.78%, 11/25/2022 (a)                                          176,354                                  176,915
4.73%, 1/25/2023 (a)                                           215,971                                  216,337
7.25%, 5/15/2030                                               225,000                                  292,668
4.83%, 2/25/2032 (a)                                           242,022                                  242,388
4.78%, 3/25/2035 (a)                                           281,510                                  281,266
Fannie Mae Whole Loan
4.73%, 5/25/2035 (a)                                           307,823                                  309,304
Freddie Mac
2.65%, 5/30/2008                                               250,000                                  238,360
4.75%, 5/ 6/2013                                                75,000                                   72,291
4.77%, 5/15/2013 (a)                                           146,414                                  146,584
4.63%, 5/28/2013                                                80,000                                   76,562
4.50%, 7/15/2013                                               875,000                                  855,234
4.92%, 6/15/2023 (a)                                           174,850                                  176,422
4.82%, 2/15/2030 (a)                                           174,805                                  175,403
6.25%, 7/15/2032                                               750,000                                  879,335
Residential Capital Corp
5.90%, 6/29/2007 (a)                                           150,000                                  151,029
                                                                                             -------------------
                                                                                                      5,773,788
                                                                                             -------------------
Finance - Other Services (0.15%)
National Rural Utilities Cooperative Finance Corp
5.75%, 8/28/2009                                                30,000                                   30,670
PCCW HKT Capital Ltd
5.25%, 7/20/2015 (b)                                           160,000                                  152,436
                                                                                             -------------------
                                                                                                        183,106
                                                                                             -------------------
Food - Miscellaneous/Diversified (0.16%)
Campbell Soup Co
5.50%, 3/15/2007                                                30,000                                   30,051
HJ Heinz Co
6.43%, 12/ 1/2008 (a)(b)                                       100,000                                  102,917
HJ Heinz Finance Co
6.75%, 3/15/2032                                                15,000                                   15,878

Kraft Foods Inc
4.63%, 11/ 1/2006                                               45,000                                   44,881
                                                                                             -------------------
                                                                                                        193,727
                                                                                             -------------------
Food - Retail (0.08%)
Safeway Inc
5.80%, 8/15/2012                                               100,000                                   99,837
                                                                                             -------------------

Food - Wholesale & Distribution (0.01%)
Sysco International Co
6.10%, 6/ 1/2012                                                15,000                                   15,683
                                                                                             -------------------

Forestry (0.01%)
Weyerhaeuser Co
6.75%, 3/15/2012                                                10,000                                   10,559
                                                                                             -------------------

Gas - Distribution (0.06%)
KeySpan Corp
7.63%, 11/15/2010                                               10,000                                   11,053
Sempra Energy
4.75%, 5/15/2009                                                60,000                                   59,124
                                                                                             -------------------
                                                                                                         70,177
                                                                                             -------------------
Home Equity - Other (8.14%)
ACE Securities Corp
4.76%, 3/25/2035 (a)                                           100,000                                  100,085
4.74%, 5/25/2035 (a)                                           160,000                                  160,200
4.64%, 7/25/2035 (a)                                           231,017                                  231,027
4.78%, 7/25/2035 (a)                                           300,000                                  300,133
4.74%, 8/25/2035 (a)                                           550,000                                  549,981
4.73%, 10/25/2035 (a)                                          400,000                                  399,986
Asset Backed Funding Certificates
4.79%, 2/25/2035 (a)                                           150,908                                  150,945
Bear Stearns Asset Backed Securities Inc
5.18%, 2/25/2034 (a)                                           250,000                                  250,735
5.13%, 3/25/2034 (a)                                           205,000                                  204,992
4.77%, 2/25/2035 (a)                                           300,000                                  300,171
CDC Mortgage Capital Trust
5.10%, 6/25/2034 (a)                                           175,000                                  175,768
Encore Credit Receivables Trust
4.73%, 2/25/2035 (a)                                           350,000                                  350,092
First NLC Trust
4.76%, 5/25/2035 (a)                                           365,050                                  365,037
4.83%, 9/25/2035 (a)                                           200,000                                  199,877
First-Citizens Home Equity Loan LLC
4.68%, 9/15/2022 (a)(b)                                        208,246                                  208,824
IXIS Real Estate Capital Trust
4.77%, 12/25/2035 (a)                                          260,000                                  260,184
Master Asset Backed Securities Trust
4.76%, 12/25/2034 (a)                                          391,557                                  391,841
Mastr Asset Backed Securities Trust
6.18%, 8/25/2033 (a)                                           300,000                                  301,649
Morgan Stanley ABS Capital I
4.75%, 12/25/2034 (a)                                          176,151                                  176,320
5.40%, 12/25/2034 (a)                                           50,000                                   49,982
4.63%, 7/25/2035 (a)                                           165,554                                  165,563
4.78%, 9/25/2035 (a)                                           500,000                                  500,385
Morgan Stanley Home Equity Loans
4.64%, 8/25/2035 (a)                                           361,036                                  361,055

New Century Home Equity Loan Trust
5.25%, 1/25/2034 (a)                                           200,000                                  201,646
4.82%, 3/25/2035 (a)                                           223,857                                  224,030
4.80%, 7/25/2035 (a)                                           125,000                                  125,214
Nomura Home Equity Loan Inc
4.65%, 5/25/2035 (a)                                           316,993                                  317,051
4.75%, 5/25/2035 (a)                                           200,000                                  200,300
Option One Mortgage Loan Trust
5.06%, 5/25/2034 (a)                                           125,000                                  125,496
5.58%, 5/25/2034 (a)                                           125,000                                  124,995
4.83%, 11/25/2034 (a)                                           30,519                                   30,549
4.77%, 2/25/2035 (a)                                           179,032                                  179,206
5.53%, 2/25/2035 (a)                                            50,000                                   50,302
4.78%, 8/25/2035 (a)                                           175,000                                  175,130
Residential Asset Securities Corp
2.45%, 2/25/2025                                                   401                                      400
6.33%, 4/25/2032 (a)                                            22,324                                   22,344
4.97%, 10/25/2033 (a)                                          177,262                                  177,620
5.68%, 3/25/2035 (a)                                            75,000                                   74,780
4.69%, 7/25/2035 (a)                                           525,000                                  525,079
4.80%, 7/25/2035 (a)                                           250,000                                  250,093
Saxon Asset Securities Trust
5.66%, 3/25/2035 (a)                                           225,000                                  226,515
Structured Asset Securities Corp
4.75%, 3/25/2035 (a)                                           350,000                                  350,121
Wells Fargo Home Equity Trust
5.03%, 4/25/2034 (a)                                           175,000                                  174,996
                                                                                             -------------------
                                                                                                      9,710,699
                                                                                             -------------------
Home Equity - Sequential (0.17%)
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                              204,953                                  203,778
                                                                                             -------------------

Industrial Gases (0.02%)
Praxair Inc
6.38%, 4/ 1/2012                                                25,000                                   26,527
                                                                                             -------------------

Insurance Brokers (0.24%)
Marsh & McLennan Cos Inc
4.72%, 7/13/2007 (a)                                           275,000                                  274,560
3.63%, 2/15/2008                                                10,000                                    9,684
                                                                                             -------------------
                                                                                                        284,244
                                                                                             -------------------
Investment Companies (0.12%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (b)                                           150,000                                  147,317
                                                                                             -------------------

Investment Management & Advisory Services (0.12%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                              140,000                                  140,675
                                                                                             -------------------

Life & Health Insurance (0.55%)
Hartford Life Global Funding Trusts
4.66%, 9/15/2009 (a)                                           300,000                                  300,574
Lincoln National Corp
5.25%, 6/15/2007                                                20,000                                   20,018
Prudential Financial Inc
4.63%, 6/13/2008 (a)                                           150,000                                  150,165
4.75%, 4/ 1/2014                                               150,000                                  144,406

Torchmark Corp
6.25%, 12/15/2006                                               35,000                                   35,220
                                                                                             -------------------
                                                                                                        650,383
                                                                                             -------------------
Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
5.13%, 6/ 1/2007                                                10,000                                   10,000
                                                                                             -------------------

Medical - Drugs (0.10%)
Eli Lilly & Co
6.00%, 3/15/2012                                                25,000                                   26,198
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                                30,000                                   29,934
6.15%, 2/ 1/2036                                                60,000                                   60,279
                                                                                             -------------------
                                                                                                        116,411
                                                                                             -------------------
Medical - HMO (0.29%)
WellPoint Health Networks
6.38%, 6/15/2006                                               100,000                                  100,514
WellPoint Inc
5.00%, 1/15/2011                                                35,000                                   34,741
6.80%, 8/ 1/2012                                                15,000                                   16,219
5.25%, 1/15/2016                                               120,000                                  118,441
5.85%, 1/15/2036                                                75,000                                   74,680
                                                                                             -------------------
                                                                                                        344,595
                                                                                             -------------------
Medical Instruments (0.17%)
Boston Scientific Corp
5.50%, 11/15/2015                                               60,000                                   60,948
Medtronic Inc
4.75%, 9/15/2015 (b)                                           150,000                                  144,385
                                                                                             -------------------
                                                                                                        205,333
                                                                                             -------------------
Medical Laboratory & Testing Service (0.08%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015 (b)                                          100,000                                   99,692
                                                                                             -------------------

Metal - Aluminum (0.03%)
Alcoa Inc
7.38%, 8/ 1/2010                                                30,000                                   32,635
                                                                                             -------------------

Metal - Diversified (0.02%)
Falconbridge Ltd
7.35%, 6/ 5/2012                                                10,000                                   10,850
5.38%, 6/ 1/2015                                                15,000                                   14,410
                                                                                             -------------------
                                                                                                         25,260
                                                                                             -------------------
Money Center Banks (0.01%)
Bank of New York/The
4.14%, 8/ 2/2007                                                15,000                                   14,827
                                                                                             -------------------

Mortgage Backed Securities (16.70%)
Adjustable Rate Mortgage Trust
5.10%, 2/25/2035 (a)                                           225,000                                  225,991
5.13%, 11/25/2035                                              140,000                                  138,087
Banc of America Commercial Mortgage Inc
7.33%, 11/15/2031                                              150,000                                  160,457
4.67%, 7/10/2043                                               265,000                                  253,448
4.86%, 7/10/2043                                               265,000                                  257,017
5.12%, 7/11/2043                                               250,000                                  249,288
Bear Stearns Adjustable Rate Mortgage Trust
3.51%, 6/25/2034 (a)                                            75,000                                   72,288

Bear Stearns Adjustable Rate Mortgage Trust (continued)
5.17%, 8/25/2035                                               695,918                                  693,456
Bear Stearns Commercial Mortgage Securities Inc
4.79%, 6/15/2017 (a)(b)                                        300,000                                  300,142
3.97%, 11/11/2035                                               90,953                                   88,489
0.58%, 5/11/2039 (a)(b)                                      3,683,809                                   81,327
Bella Vista Mortgage Trust
4.81%, 1/22/2045 (a)                                           226,954                                  226,868
4.74%, 5/20/2045 (a)                                           218,255                                  219,342
Countrywide Alternative Loan Trust
5.00%, 10/25/2018                                              173,659                                  170,102
4.78%, 5/25/2034 (a)                                           175,000                                  174,970
4.75%, 5/25/2035 (a)                                           257,510                                  259,204
4.79%, 7/20/2035 (a)(c)                                        229,574                                  229,933
Countrywide Asset-Backed Certificates
4.66%, 11/25/2035 (a)                                          295,394                                  295,398
4.81%, 11/25/2035 (a)                                          225,000                                  225,030
4.80%, 1/25/2036 (a)                                           500,000                                  500,384
4.82%, 2/28/2036 (a)(c)                                        325,000                                  325,000
Countrywide Home Loan Mortgage Pass Through
4.59%, 12/19/2033 (a)                                           50,000                                   47,925
CS First Boston Mortgage Securities Corp
1.43%, 3/15/2036 (a)(b)                                      1,318,897                                   47,447
0.52%, 5/15/2036 (a)(b)                                      1,171,647                                   19,024
0.64%, 7/15/2036 (a)(b)                                      1,249,673                                   31,912
0.07%, 11/15/2037 (a)(b)                                     2,032,169                                   42,710
7.64%, 9/15/2041 (a)                                            40,000                                   43,277
First Union National Bank Commercial Mortgage
7.84%, 5/17/2032                                               215,000                                  235,024
8.09%, 5/17/2032                                                65,000                                   71,702
5.59%, 2/12/2034                                                72,618                                   73,519
6.14%, 2/12/2034                                               150,000                                  156,828
Ge Capital Commercial Mortgage Corp
4.97%, 8/11/2036                                                75,000                                   74,584
0.64%, 3/10/2040 (a)(b)                                      1,767,226                                   41,226
4.98%, 5/10/2043 (a)                                           465,000                                  455,175
5.33%, 11/10/2045                                              850,000                                  855,429
GMAC Commercial Mortgage Securities Inc
6.96%, 9/15/2035                                               150,000                                  160,692
0.89%, 3/10/2038 (a)(b)                                      1,289,122                                   41,577
Greenpoint Mortgage Funding Trust
4.83%, 6/25/2045 (a)                                           214,765                                  215,130
Greenwich Capital Commercial Funding Co
0.36%, 6/10/2036 (a)(b)                                      9,946,413                                  135,699
HSI Asset Securitization Corp Trust
4.66%, 7/25/2035 (a)                                           433,522                                  433,624
4.71%, 8/25/2035 (a)                                           425,000                                  424,986
Impac CMB Trust
5.00%, 10/25/2033 (a)                                          112,929                                  112,947
5.03%, 10/25/2033 (a)                                          108,802                                  108,847
4.91%, 12/25/2033 (a)                                           57,488                                   57,508
4.91%, 1/25/2035 (a)                                           226,833                                  227,514
4.84%, 4/25/2035 (a)                                           161,647                                  161,738
4.96%, 4/25/2035 (a)                                           134,012                                  134,213
4.83%, 8/25/2035 (a)                                           195,221                                  195,283
5.04%, 8/25/2035 (a)                                           407,354                                  408,470
Impac Secured Assets CMN Owner Trust
4.80%, 12/25/2031 (a)                                          550,000                                  549,990
Indymac Index Mortgage Loan Trust
4.83%, 4/25/2034 (a)                                           307,423                                  307,925
Indymac Index Mortgage Loan Trust (continued)
4.76%, 4/25/2035 (a)                                           156,482                                  156,544
4.86%, 4/25/2035 (a)                                           152,647                                  153,035
4.83%, 8/25/2035 (a)                                           381,985                                  382,600
JP Morgan Chase Commercial Mortgage Securities
4.55%, 5/12/2034                                                39,743                                   39,610
1.16%, 1/12/2039 (a)(b)                                      1,139,168                                   45,992
0.04%, 1/15/2042 (a)(b)                                      1,978,008                                   35,796
JP Morgan Mortgage Trust
4.97%, 11/25/2035 (a)                                          400,000                                  391,817
5.41%, 1/25/2036 (a)(c)                                        200,000                                  200,000
LB Commercial Conduit Mortgage Trust
7.33%, 10/15/2032                                              150,000                                  159,959
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                60,355                                   61,359
4.90%, 6/15/2026                                               125,000                                  124,699
5.59%, 6/15/2031                                               110,000                                  112,354
0.19%, 3/15/2036 (a)(b)                                        709,427                                   20,451
1.20%, 3/15/2036 (a)(b)                                      2,458,413                                   94,860
0.72%, 8/15/2036 (a)(b)                                        973,250                                   25,506
Merrill Lynch Mortgage Investors Inc
4.65%, 8/25/2035 (a)                                           278,915                                  278,852
Merrill Lynch Mortgage Trust
0.54%, 2/12/2042 (a)                                         2,583,588                                   47,538
Morgan Stanley Capital I
7.11%, 4/15/2033                                               195,000                                  206,592
1.05%, 1/13/2041 (a)(b)                                        804,509                                   33,552
4.60%, 5/24/2043 (a)(b)(c)                                     425,000                                  425,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                               110,286                                  113,715
Nomura Asset Acceptance Corp
4.88%, 2/25/2035 (a)                                           242,164                                  242,820
PNC Mortgage Acceptance Corp
7.11%, 12/10/2032                                                6,339                                    6,378
Sequoia Mortgage Trust
4.72%, 2/20/2035 (a)                                           274,591                                  274,459
Specialty Underwriting & Residential Finance
5.04%, 2/25/2035 (a)                                           150,000                                  150,603
4.76%, 12/25/2035 (a)                                          250,000                                  250,067
4.76%, 3/25/2036 (a)                                           225,000                                  225,230
4.64%, 6/25/2036 (a)                                           203,222                                  203,245
Structured Adjustable Rate Mortgage Loan Trust
4.70%, 7/25/2034 (a)                                           400,000                                  392,451
5.23%, 8/25/2034 (a)                                           323,795                                  324,344
4.78%, 3/25/2035 (a)                                           225,000                                  225,064
Structured Asset Mortgage Investments Inc
4.83%, 5/25/2045 (a)                                           197,674                                  198,361
4.84%, 9/25/2045 (a)                                           298,642                                  299,770
Thornburg Mortgage Securities Trust
4.79%, 10/25/2035 (a)                                          384,196                                  384,531
Wachovia Bank Commercial Mortgage Trust
0.13%, 11/15/2035 (b)                                        5,429,657                                   65,015
0.26%, 1/15/2041 (a)(b)                                        954,600                                    9,086
0.47%, 10/15/2041 (a)(b)                                     5,362,687                                  108,128
0.30%, 3/15/2042 (a)(b)                                      8,767,158                                  121,408
4.94%, 4/15/2042                                               430,000                                  419,210
Washington Mutual Inc
3.97%, 3/25/2033                                                42,889                                   41,978
3.80%, 6/25/2034 (a)                                           125,000                                  119,933
4.68%, 5/25/2035 (a)(c)                                         75,000                                   73,357
Washington Mutual Inc (continued)
4.86%, 7/25/2044 (a)                                           155,535                                  156,302
4.84%, 1/25/2045 (a)                                           185,270                                  185,801
5.06%, 1/25/2045 (a)                                           224,649                                  226,376
4.76%, 4/25/2045 (a)                                           106,770                                  106,621
4.80%, 4/25/2045 (a)                                           192,186                                  192,082
4.82%, 7/25/2045 (a)                                           270,225                                  270,431
Wells Fargo Mortgage Backed Securities
4.98%, 10/25/2035 (c)                                          536,722                                  531,816
                                                                                             -------------------
                                                                                                     19,932,844
                                                                                             -------------------
Multi-line Insurance (0.99%)
ACE Ltd
6.00%, 4/ 1/2007                                               140,000                                  141,213
Aegon NV
4.75%, 6/ 1/2013                                                10,000                                    9,655
American International Group Inc
4.25%, 5/15/2013                                                15,000                                   14,102
CNA Financial Corp
5.85%, 12/15/2014                                              200,000                                  199,733
Hartford Financial Services Group Inc
4.70%, 9/ 1/2007                                                15,000                                   14,888
ING Groep NV
5.78%, 12/ 8/2035                                              115,000                                  115,561
Metlife Inc
5.25%, 12/ 1/2006                                              225,000                                  225,254
6.50%, 12/15/2032                                                5,000                                    5,483
Metropolitan Life Global Funding I
4.65%, 3/17/2009 (a)(b)                                        250,000                                  249,987
XL Capital Ltd
5.25%, 9/15/2014                                               210,000                                  204,457
                                                                                             -------------------
                                                                                                      1,180,333
                                                                                             -------------------
Multimedia (0.63%)
News America Inc
6.63%, 1/ 9/2008                                               150,000                                  154,192
4.75%, 3/15/2010                                                10,000                                    9,807
5.30%, 12/15/2014                                               55,000                                   54,050
6.20%, 12/15/2034                                              105,000                                  102,511
Thomson Corp/The
5.75%, 2/ 1/2008                                                15,000                                   15,160
4.75%, 5/28/2010                                                15,000                                   14,750
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                               140,000                                  162,148
Time Warner Inc
6.13%, 4/15/2006                                               225,000                                  225,457
Walt Disney Co
7.00%, 3/ 1/2032                                                10,000                                   11,309
                                                                                             -------------------
                                                                                                        749,384
                                                                                             -------------------
Mutual Insurance (0.03%)
Liberty Mutual Group Inc
7.00%, 3/15/2034 (b)                                            40,000                                   41,558
                                                                                             -------------------

Non-hazardous Waste Disposal (0.15%)
Waste Management Inc
5.00%, 3/15/2014                                                95,000                                   92,038
7.00%, 7/15/2028                                                75,000                                   83,289
                                                                                             -------------------
                                                                                                        175,327
                                                                                             -------------------

Oil - Field Services (0.01%)
Halliburton Co
5.50%, 10/15/2010                                               15,000                                   15,253
                                                                                             -------------------

Oil & Gas Drilling (0.01%)
Transocean Inc
7.38%, 4/15/2018                                                15,000                                   17,436
                                                                                             -------------------

Oil Company - Exploration & Production (0.69%)
Devon Financing Corp ULC
7.88%, 9/30/2031                                               115,000                                  144,463
Nexen Inc
5.05%, 11/20/2013                                              310,000                                  303,029
7.88%, 3/15/2032                                                20,000                                   24,376
Pemex Project Funding Master Trust
8.00%, 11/15/2011                                              240,000                                  268,320
Talisman Energy Inc
5.13%, 5/15/2015                                                80,000                                   78,295
                                                                                             -------------------
                                                                                                        818,483
                                                                                             -------------------
Oil Company - Integrated (0.40%)
Conoco Funding Co
6.35%, 10/15/2011                                               40,000                                   42,507
ConocoPhillips Co
8.75%, 5/25/2010                                                25,000                                   28,582
Husky Energy Inc
6.25%, 6/15/2012                                                40,000                                   41,898
6.15%, 6/15/2019                                                55,000                                   56,619
Marathon Oil Corp
6.80%, 3/15/2032                                                15,000                                   17,026
Occidental Petroleum Corp
4.00%, 11/30/2007                                               20,000                                   19,650
Petrobras International Finance Co
9.75%, 7/ 6/2011                                               150,000                                  178,500
Petro-Canada
4.00%, 7/15/2013                                                15,000                                   13,839
5.95%, 5/15/2035                                                55,000                                   55,101
Petronas Capital Ltd
7.88%, 5/22/2022 (b)                                            10,000                                   12,293
Union Oil Co Of California
5.05%, 10/ 1/2012                                               10,000                                   10,089
                                                                                             -------------------
                                                                                                        476,104
                                                                                             -------------------
Oil Field Machinery & Equipment (0.07%)
Cooper Cameron Corp
2.65%, 4/15/2007                                                90,000                                   87,011
                                                                                             -------------------

Oil Refining & Marketing (0.04%)
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                40,000                                   42,479
                                                                                             -------------------

Paper & Related Products (0.06%)
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                10,000                                    9,603
MeadWestvaco Corp
6.85%, 4/ 1/2012                                                10,000                                   10,544
Plum Creek Timberlands LP
5.88%, 11/15/2015                                               50,000                                   50,161
                                                                                             -------------------
                                                                                                         70,308
                                                                                             -------------------

Pharmacy Services (0.10%)
Caremark Rx Inc
7.38%, 10/ 1/2006                                              120,000                                  121,772
                                                                                             -------------------

Pipelines (0.18%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                45,000                                   44,525
Buckeye Partners LP
4.63%, 7/15/2013                                                50,000                                   47,383
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                15,000                                   14,507
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                35,000                                   33,740
Kinder Morgan Energy Partners LP
6.75%, 3/15/2011                                                30,000                                   31,877
National Fuel Gas Co
5.25%, 3/ 1/2013                                                40,000                                   39,578
                                                                                             -------------------
                                                                                                        211,610
                                                                                             -------------------
Power Converter & Supply Equipment (0.01%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                15,000                                   15,017
                                                                                             -------------------

Property & Casualty Insurance (0.79%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                               210,000                                  234,809
Markel Corp
6.80%, 2/15/2013                                               335,000                                  349,619
Progressive Corp/The
6.25%, 12/ 1/2032                                                5,000                                    5,354
Safeco Corp
7.25%, 9/ 1/2012                                                 3,000                                    3,315
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                               155,000                                  155,390
Travelers Property Casualty Corp
3.75%, 3/15/2008                                                10,000                                    9,757
WR Berkley Corp
5.13%, 9/30/2010                                               145,000                                  143,507
5.88%, 2/15/2013                                                35,000                                   35,037
                                                                                             -------------------
                                                                                                        936,788
                                                                                             -------------------
Publishing - Books (0.17%)
Reed Elsevier Capital Inc
4.82%, 6/15/2010 (a)                                           205,000                                  205,613
                                                                                             -------------------

Real Estate Operator & Developer (0.03%)
EOP Operating LP
7.00%, 7/15/2011                                                35,000                                   37,381
                                                                                             -------------------

Regional Authority (0.04%)
Province of Nova Scotia Canada
5.75%, 2/27/2012                                                25,000                                   25,945
Province of Ontario
5.13%, 7/17/2012                                                25,000                                   25,336
                                                                                             -------------------
                                                                                                         51,281
                                                                                             -------------------
Regional Banks (0.68%)
Bank of America Corp
3.88%, 1/15/2008                                                 5,000                                    4,901
Bank One Corp
6.00%, 8/ 1/2008                                                50,000                                   51,123
Fifth Third Bancorp
3.38%, 8/15/2008                                                10,000                                    9,624
Keycorp
4.81%, 7/23/2007 (a)                                           150,000                                  150,361
PNC Funding Corp
5.75%, 8/ 1/2006                                                95,000                                   95,362
Wachovia Capital Trust III
5.80%, 3/15/2011 (d)                                           180,000                                  180,365
Wachovia Corp
4.95%, 11/ 1/2006                                               55,000                                   54,968
6.38%, 2/ 1/2009                                               180,000                                  186,248
5.25%, 8/ 1/2014                                                35,000                                   34,693
Wells Fargo & Co
3.50%, 4/ 4/2008                                                10,000                                    9,708
3.12%, 8/15/2008                                                30,000                                   28,722
                                                                                             -------------------
                                                                                                        806,075
                                                                                             -------------------
Reinsurance (0.31%)
Berkshire Hathaway Finance Corp
4.75%, 5/15/2012                                                70,000                                   68,392
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                               175,000                                  178,586
Transatlantic Holdings Inc
5.75%, 12/14/2015                                              125,000                                  126,114
                                                                                             -------------------
                                                                                                        373,092
                                                                                             -------------------
REITS - Apartments (0.05%)
Camden Property Trust
5.88%, 6/ 1/2007                                                15,000                                   15,095
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                                40,000                                   41,644
                                                                                             -------------------
                                                                                                         56,739
                                                                                             -------------------
REITS - Diversified (0.35%)
Duke Realty LP
4.63%, 5/15/2013                                                10,000                                    9,488
iStar Financial Inc
5.73%, 3/12/2007 (a)                                           150,000                                  151,447
4.83%, 3/ 3/2008 (a)                                           125,000                                  125,071
5.15%, 3/ 1/2012                                               140,000                                  135,673
                                                                                             -------------------
                                                                                                        421,679
                                                                                             -------------------
REITS - Office Property (0.11%)
Brandywine Operating Partnership Lp /pa
5.63%, 12/15/2010                                              130,000                                  130,000
                                                                                             -------------------

REITS - Regional Malls (0.02%)
Simon Property Group LP
5.38%, 8/28/2008                                                10,000                                   10,039
3.75%, 1/30/2009                                                15,000                                   14,388
                                                                                             -------------------
                                                                                                         24,427
                                                                                             -------------------
Retail - Drug Store (0.01%)
CVS Corp
3.88%, 11/ 1/2007                                               15,000                                   14,695
                                                                                             -------------------

Retail - Regional Department Store (0.01%)
Kohl's Corp
6.00%, 1/15/2033                                                10,000                                    9,625
                                                                                             -------------------


Retail - Restaurants (0.48%)
McDonald's Corp
5.38%, 4/30/2007                                                15,000                                   15,051
Yum! Brands Inc
8.50%, 4/15/2006                                               125,000                                  125,852
7.70%, 7/ 1/2012                                               390,000                                  432,419
                                                                                             -------------------
                                                                                                        573,322
                                                                                             -------------------
Savings & Loans - Thrifts (0.41%)
Washington Mutual Bank
6.88%, 6/15/2011                                                75,000                                   80,523
5.50%, 1/15/2013                                               105,000                                  105,124
Washington Mutual Inc
4.90%, 1/15/2010 (a)                                           300,000                                  300,285
                                                                                             -------------------
                                                                                                        485,932
                                                                                             -------------------
Sovereign (0.37%)
Chile Government International Bond
5.06%, 1/28/2008 (a)                                           175,000                                  175,787
5.50%, 1/15/2013                                                 5,000                                    5,093
Mexico Government International Bond
8.00%, 9/24/2022                                               100,000                                  122,000
8.30%, 8/15/2031                                                45,000                                   56,700
Poland Government International Bond
6.25%, 7/ 3/2012                                                15,000                                   15,975
South Africa Government International Bond
6.50%, 6/ 2/2014                                                65,000                                   69,875
                                                                                             -------------------
                                                                                                        445,430
                                                                                             -------------------
Special Purpose Banks (0.13%)
Korea Development Bank
7.25%, 5/15/2006                                                15,000                                   15,102
4.25%, 11/13/2007                                               10,000                                    9,860
3.88%, 3/ 2/2009                                                15,000                                   14,497
5.00%, 10/20/2009 (a)                                          110,000                                  110,758
                                                                                             -------------------
                                                                                                        150,217
                                                                                             -------------------
Special Purpose Entity (1.53%)
Fondo LatinoAmericano De Reservas
3.00%, 8/ 1/2006 (b)                                           365,000                                  361,450
John Hancock Global Funding II
4.70%, 4/ 3/2009 (a)(b)                                        300,000                                  300,581
MBIA Global Funding LLC
4.49%, 2/20/2007 (a)(b)                                        250,000                                  249,963
Premium Asset Trust/GEFA
4.50%, 8/12/2007 (a)(b)                                        150,000                                  150,046
Pricoa Global Funding I
4.68%, 12/22/2006 (a)(b)                                       325,000                                  325,581
Rio Tinto Finance USA Ltd
5.75%, 7/ 3/2006                                                50,000                                   50,187
2.63%, 9/30/2008                                                15,000                                   14,123
Tyco International Group S.A. Participation
Certification Trust
4.44%, 6/15/2007 (b)                                           350,000                                  345,662
Unilever Capital Corp
7.13%, 11/ 1/2010                                               30,000                                   32,387
                                                                                             -------------------
                                                                                                      1,829,980
                                                                                             -------------------
Supranational Bank (0.33%)
Corp Andina de Fomento
4.98%, 1/26/2007 (a)                                           250,000                                  250,127
6.88%, 3/15/2012                                                60,000                                   64,719

Inter-American Development Bank
6.38%, 10/22/2007                                               75,000                                   77,043
                                                                                             -------------------
                                                                                                        391,889
                                                                                             -------------------
Telecommunication Services (0.26%)
TELUS Corp
7.50%, 6/ 1/2007                                               190,000                                  195,571
Verizon Global Funding Corp
7.25%, 12/ 1/2010                                               45,000                                   48,563
6.88%, 6/15/2012                                                15,000                                   16,120
5.85%, 9/15/2035                                                50,000                                   47,146
                                                                                             -------------------
                                                                                                        307,400
                                                                                             -------------------
Telephone - Integrated (1.31%)
BellSouth Corp
6.88%, 10/15/2031                                              105,000                                  112,820
British Telecommunications PLC
8.38%, 12/15/2010                                              465,000                                  526,991
France Telecom SA
7.75%, 3/ 1/2011 (a)                                           290,000                                  321,741
Sprint Capital Corp
6.90%, 5/ 1/2019                                               135,000                                  148,068
Telecom Italia Capital SA
4.00%, 11/15/2008                                               15,000                                   14,520
4.00%, 1/15/2010                                                50,000                                   47,498
4.73%, 2/ 1/2011 (a)                                           120,000                                  120,737
5.25%, 10/ 1/2015                                              105,000                                  100,698
Telefonica Europe BV
7.75%, 9/15/2010                                                70,000                                   76,357
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                              100,000                                   97,763
                                                                                             -------------------
                                                                                                      1,567,193
                                                                                             -------------------
Television (0.16%)
BSKYB Finance UK PLC
5.63%, 10/15/2015 (b)                                          200,000                                  196,700
                                                                                             -------------------

Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                30,000                                   30,384
                                                                                             -------------------

Tools - Hand Held (0.01%)
Stanley Works/The
4.90%, 11/ 1/2012                                               15,000                                   14,718
                                                                                             -------------------

Transport - Rail (0.17%)
Burlington Northern Santa Fe Corp
7.95%, 8/15/2030                                                30,000                                   38,573
Canadian National Railway Co
4.40%, 3/15/2013                                                15,000                                   14,268
CSX Corp
4.88%, 11/ 1/2009                                              100,000                                   98,899
Union Pacific Corp
4.70%, 1/ 2/2024                                                 9,919                                    9,448
6.63%, 2/ 1/2029                                                35,000                                   38,785
                                                                                             -------------------
                                                                                                        199,973
                                                                                             -------------------
Transport - Services (0.03%)
FedEx Corp
3.50%, 4/ 1/2009                                                40,000                                   38,140
                                                                                             -------------------


BONDS (69.14%)
Electric - Integrated (3.35%)
Virginia Electric & Power
5.40%, 1/15/2016                                               115,000                                  113,959
                                                                                             -------------------
TOTAL BONDS                                                                                 $        82,524,061
                                                                                             -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (50.06%)
Federal Home Loan
Mortgage Corporation (FHLMC) (10.36%)
4.50%, 2/ 1/2021 (e)                                         1,050,000                                1,018,172
5.00%, 2/ 1/2021 (e)                                           455,000                                  449,312
5.00%, 2/ 1/2036 (e)                                         4,925,000                                4,754,162
5.50%, 2/ 1/2036 (e)                                         1,930,000                                1,910,098
5.50%, 3/ 1/2009                                                 9,885                                    9,931
4.50%, 11/ 1/2010                                              441,387                                  433,927
4.50%, 10/ 1/2011                                               26,112                                   25,650
6.50%, 12/ 1/2015                                               14,550                                   14,929
7.50%, 12/ 1/2015                                               20,260                                   21,247
6.00%, 9/ 1/2016                                                15,633                                   15,934
6.50%, 9/ 1/2016                                                18,211                                   18,686
6.00%, 3/ 1/2017                                                47,529                                   48,443
6.50%, 3/ 1/2017                                                 8,675                                    8,902
6.00%, 4/ 1/2017                                                65,826                                   67,090
6.50%, 4/ 1/2017                                                36,279                                   37,226
5.00%, 12/ 1/2017                                              144,178                                  142,764
4.50%, 11/ 1/2018                                              355,342                                  345,715
5.00%, 12/ 1/2018                                              161,936                                  160,259
6.00%, 6/ 1/2028                                                55,349                                   56,094
6.50%, 3/ 1/2029                                                59,504                                   61,176
7.50%, 10/ 1/2030                                               26,845                                   28,174
8.00%, 11/ 1/2030                                                3,771                                    4,023
7.00%, 12/ 1/2030                                               19,741                                   20,489
7.50%, 12/ 1/2030                                                4,552                                    4,774
6.50%, 5/ 1/2031                                                68,800                                   70,615
6.50%, 10/ 1/2031                                               24,493                                   25,139
7.00%, 1/ 1/2032                                                26,844                                   27,863
6.50%, 2/ 1/2032                                                13,920                                   14,287
7.50%, 4/ 1/2032                                                10,648                                   11,166
6.50%, 5/ 1/2032                                                82,381                                   84,742
6.50%, 9/ 1/2032                                                40,977                                   42,048
5.50%, 5/ 1/2033                                               149,514                                  148,321
5.50%, 8/ 1/2033                                               376,719                                  373,713
5.50%, 10/ 1/2033                                              137,578                                  136,480
5.50%, 12/ 1/2033                                              101,527                                  100,717
5.50%, 1/ 1/2034                                             1,179,185                                1,168,340
5.50%, 9/ 1/2034                                               242,282                                  240,053
5.50%, 3/ 1/2035                                               261,202                                  258,654
                                                                                             -------------------
                                                                                                     12,359,315
                                                                                             -------------------
Federal National Mortgage Association (FNMA) (16.66%)
4.50%, 2/ 1/2021 (e)                                         1,825,000                                1,770,819
5.00%, 2/ 1/2021 (e)                                         1,515,000                                1,496,063
5.50%, 2/ 1/2021 (e)                                         1,900,000                                1,911,282
5.00%, 2/ 1/2036 (e)                                         3,125,000                                3,018,556
5.50%, 2/ 1/2036 (e)                                         3,850,000                                3,807,889
6.00%, 2/ 1/2036 (e)                                         3,065,000                                3,094,694
6.50%, 2/ 1/2036 (e)                                           910,000                                  932,750
5.50%, 2/ 1/2009                                                19,487                                   19,553
5.50%, 6/ 1/2009                                                34,209                                   34,325
6.00%, 10/ 1/2016                                               15,151                                   15,488
5.00%, 9/ 1/2017                                               467,176                                  462,599
5.50%, 1/ 1/2018                                               103,147                                  103,861

5.00%, 3/ 1/2018                                               543,820                                  538,181
5.50%, 3/ 1/2023                                               297,686                                  297,357
5.50%, 7/ 1/2023                                               433,709                                  433,231
6.00%, 9/ 1/2031                                                65,440                                   66,212
7.00%, 9/ 1/2031                                                31,338                                   32,581
6.50%, 12/ 1/2031                                               37,096                                   38,109
6.00%, 4/ 1/2033                                               105,626                                  106,774
5.50%, 9/ 1/2033                                               231,886                                  229,899
6.00%, 10/ 1/2033                                              104,948                                  106,088
6.00%, 11/ 1/2033                                              401,966                                  406,335
6.00%, 12/ 1/2033                                              395,543                                  399,841
4.24%, 6/ 1/2034 (a)                                           110,008                                  108,275
5.50%, 6/ 1/2034                                                40,693                                   40,295
4.38%, 7/ 1/2034 (a)                                            66,445                                   65,555
4.34%, 12/ 1/2034 (a)                                          168,734                                  166,376
4.62%, 3/ 1/2035 (a)                                           184,951                                  183,006
                                                                                             -------------------
                                                                                                     19,885,994
                                                                                             -------------------
Government National Mortgage Association (GNMA) (2.48%)
5.50%, 2/ 1/2036 (e)                                         2,025,000                                2,033,226
7.00%, 7/15/2031                                                34,308                                   36,035
7.00%, 2/15/2032                                                 9,576                                   10,057
8.00%, 2/15/2032                                                 1,331                                    1,425
6.00%, 7/15/2032                                                26,430                                   27,127
6.00%, 12/15/2032                                               56,325                                   57,811
6.00%, 12/15/2033                                              719,213                                  738,143
6.50%, 10/20/2028                                               29,582                                   30,777
8.00%, 8/20/2029                                                 5,023                                    5,359
6.50%, 2/20/2032                                                16,461                                   17,092
6.50%, 5/20/2032                                                 5,271                                    5,473
                                                                                             -------------------
                                                                                                      2,962,525
                                                                                             -------------------
U.S. Treasury (18.53%)
3.63%, 7/15/2009 (f)                                         2,775,000                                2,698,255
3.50%, 2/15/2010                                             3,700,000                                3,562,841
5.00%, 2/15/2011 (f)                                         1,750,000                                1,789,921
4.88%, 2/15/2012 (f)                                         1,600,000                                1,629,312
4.38%, 8/15/2012                                             1,675,000                                1,660,409
3.88%, 2/15/2013                                               500,000                                  480,293
4.25%, 8/15/2013                                               900,000                                  883,406
4.00%, 2/15/2014 (f)                                           550,000                                  529,804
4.75%, 5/15/2014 (f)                                           750,000                                  760,371
4.25%, 11/15/2014 (f)                                          850,000                                  831,506
7.25%, 5/15/2016 (f)                                           875,000                                1,062,715
7.50%, 11/15/2016 (f)                                        1,300,000                                1,614,488
8.13%, 8/15/2019                                               550,000                                  736,527
6.25%, 8/15/2023 (f)                                         1,250,000                                1,471,485
6.25%, 5/15/2030                                             1,975,000                                2,408,497
                                                                                             -------------------
                                                                                                     22,119,830
                                                                                             -------------------
U.S. Treasury Inflation-Indexed Obligations (1.38%)
3.88%, 1/15/2009                                               451,830                                  477,951
4.25%, 1/15/2010                                               352,344                                  384,289
2.00%, 1/15/2014 (f)                                           775,322                                  776,382
                                                                                             -------------------
                                                                                                      1,638,622
                                                                                             -------------------
U.S. Treasury Strip (0.65%)
0.00%, 11/15/2018                                              825,000                                  453,167
0.00%, 8/15/2025                                               820,000                                  324,575
                                                                                             -------------------
                                                                                                        777,742
                                                                                             -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                       $        59,744,028
                                                                                             -------------------

SHORT TERM INVESTMENTS (11.67%)
Commercial Paper (11.67%)
COX Enterprises Inc
4.77%, 2/15/2006 (b)                                           250,000                                  250,000
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                             9,022,987                                9,022,987
Investment in Joint Trading Account; HSBC Funding
4.48%, 2/ 1/2006                                             4,661,608                                4,661,608
                                                                                             -------------------
                                                                                                     13,934,595
                                                                                             -------------------
TOTAL SHORT TERM INVESTMENTS                                                                $        13,934,595
                                                                                             -------------------
Total Investments                                                                           $       156,202,684
Liabilities in Excess of Other Assets, Net - (30.87)%                                              (36,847,808)
                                                                                             -------------------
TOTAL NET ASSETS - 100.00%                                                                  $       119,354,876
                                                                                             ===================
                                                                                             -------------------

                                                                                             ===================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,889,296 or 5.77% of net assets.


(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,127,367 or 1.78% of net assets.

(d) Security purchased on a when-issued basis.

(e) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(f) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $10,715,730 or 8.98% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $           607,932
Unrealized Depreciation                                   (1,244,043)
                                                   -------------------
Net Unrealized Appreciation (Depreciation)                  (636,111)
Cost for federal income tax purposes                      156,838,795


                                                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                 Unrealized
                                                                                  Notional       Appreciation/
Description                                                                        Amount        (Depreciation)
------------------------------------------------------------------------------------------------------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                     $ 2,000,000   $           (7,733)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires
February 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                       2,000,000               (7,734)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires May
2006.



Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Mortgage Securities                                                   47.45%
Financial                                                             26.81%
Government                                                            24.08%
Asset Backed Securities                                               18.45%
Communications                                                         3.78%
Utilities                                                              3.61%
Consumer, Non-cyclical                                                 2.30%
Energy                                                                 1.40%
Consumer, Cyclical                                                     1.32%
Industrial                                                             1.03%
Basic Materials                                                        0.61%
Technology                                                             0.03%
Liabilities in Excess of Other Assets, Net                         (-30.87%)
                                                          -------------------
TOTAL NET ASSETS                                                     100.00%
                                                          ===================

Other Assets Summary (unaudited)
-----------------------------------------------------------------------------
Asset Type                                                           Percent
-----------------------------------------------------------------------------
Total Return Swaps                                                     0.01%


Schedule of Investments
January 31, 2006 (unaudited)
High Yield Fund
                                                                     Principal
                                                                      Amount                       Value
                                                            ------------------------------------------------
BONDS (94.06%)
Advertising Agencies (0.88%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014                                          $              800,000        $          694,000
                                                                                          ------------------

Advertising Services (1.45%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                         700,000                   765,625
RH Donnelley Corp
8.88%, 1/15/2016 (a)                                                      375,000                   379,219
                                                                                          ------------------
                                                                                                  1,144,844
                                                                                          ------------------
Aerospace & Defense Equipment (1.43%)
GenCorp Inc
9.50%, 8/15/2013                                                          346,000                   374,545
Sequa Corp
9.00%, 8/ 1/2009                                                          400,000                   434,000
TransDigm Inc
8.38%, 7/15/2011                                                          300,000                   315,000
                                                                                          ------------------
                                                                                                  1,123,545
                                                                                          ------------------
Apparel Manufacturers (0.60%)
Phillips-Van Heusen
8.13%, 5/ 1/2013                                                          100,000                   105,500
7.75%, 11/15/2023                                                         350,000                   366,625
                                                                                          ------------------
                                                                                                    472,125
                                                                                          ------------------
Auto - Car & Light Trucks (0.38%)
General Motors Corp
7.70%, 4/15/2016                                                          400,000                   297,000
                                                                                          ------------------

Auto - Medium & Heavy Duty Trucks (0.67%)
Navistar International Corp
7.50%, 6/15/2011                                                          200,000                   198,000
6.25%, 3/ 1/2012                                                          350,000                   327,250
                                                                                          ------------------
                                                                                                    525,250
                                                                                          ------------------
Auto/Truck Parts & Equipment - Original (2.10%)
ArvinMeritor Inc
8.75%, 3/ 1/2012                                                          400,000                   396,000
Stanadyne Corp
10.00%, 8/15/2014                                                         225,000                   216,000
Tenneco Inc
8.63%, 11/15/2014                                                         500,000                   502,500
TRW Automotive Inc
9.38%, 2/15/2013                                                          500,000                   543,750
                                                                                          ------------------
                                                                                                  1,658,250
                                                                                          ------------------
Beverages - Non-alcoholic (0.52%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                         400,000                   409,000
                                                                                          ------------------

Building - Residential & Commercial (1.97%)
KB Home
7.75%, 2/ 1/2010                                                          235,000                   244,143
9.50%, 2/15/2011                                                          650,000                   680,875

Meritage Homes Corp
6.25%, 3/15/2015                                                          125,000                   114,375
Technical Olympic USA Inc
9.00%, 7/ 1/2010                                                          500,000                   513,125
                                                                                          ------------------
                                                                                                  1,552,518
                                                                                          ------------------
Building & Construction - Miscellaneous (0.43%)
Dycom Industries Inc
8.13%, 10/15/2015 (a)                                                     325,000                   336,375
                                                                                          ------------------

Building & Construction Products - Miscellaneous (0.70%)
Interline Brands Inc
11.50%, 5/15/2011                                                         500,000                   555,000
                                                                                          ------------------

Building Products - Wood (0.52%)
Ainsworth Lumber Co Ltd
7.25%, 10/ 1/2012                                                         450,000                   409,500
                                                                                          ------------------

Cable TV (4.39%)
Cablevision Systems Corp
8.72%, 4/ 1/2009 (b)                                                      250,000                   255,313
CCH I LLC
11.00%, 10/ 1/2015 (a)                                                    129,000                   106,102
Charter Communications Holdings II LLC/Charter
Communications Holding II Capital Corp
10.25%, 9/15/2010                                                         550,000                   541,062
CSC Holdings Inc
7.25%, 7/15/2008                                                          350,000                   350,875
Echostar DBS Corp
6.63%, 10/ 1/2014                                                       1,200,000                 1,164,000
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (a)                                                     500,000                   525,000
Unity Media GmbH
10.38%, 2/15/2015 (a)                                                     500,000                   520,625
                                                                                          ------------------
                                                                                                  3,462,977
                                                                                          ------------------
Casino Hotels (1.23%)
Chumash Casino & Resort Enterprise
9.52%, 7/15/2010 (a)                                                      390,000                   412,912
MGM Mirage
6.63%, 7/15/2015                                                          550,000                   552,750
                                                                                          ------------------
                                                                                                    965,662
                                                                                          ------------------
Cellular Telecommunications (1.78%)
Dobson Cellular Systems
9.00%, 11/ 1/2011 (b)                                                     500,000                   520,000
Mobile Telesystems Finance SA
8.00%, 1/28/2012 (a)                                                      400,000                   412,000
Rural Cellular Corp
8.25%, 3/15/2012                                                          450,000                   474,188
                                                                                          ------------------
                                                                                                  1,406,188
                                                                                          ------------------
Chemicals - Diversified (3.30%)
Equistar Chemicals LP/Equistar Funding
10.13%, 9/ 1/2008                                                         410,000                   446,900
10.63%, 5/ 1/2011                                                         400,000                   440,000
Nova Chemicals Corp
7.56%, 11/15/2013 (a)(b)                                                  300,000                   303,750
Westlake Chemical Corp
8.75%, 7/15/2011                                                          600,000                   655,500
6.63%, 1/15/2016                                                          750,000                   750,937
                                                                                          ------------------
                                                                                                  2,597,087
                                                                                          ------------------

Chemicals - Specialty (3.00%)
Hercules Inc
6.75%, 10/15/2029                                                         500,000                   481,250
MacDermid Inc
9.13%, 7/15/2011                                                          500,000                   529,375
Nalco Co
8.88%, 11/15/2013                                                         300,000                   313,500
OM Group Inc
9.25%, 12/15/2011                                                         650,000                   650,000
Rhodia SA
7.63%, 6/ 1/2010                                                          225,000                   226,125
10.25%, 6/ 1/2010                                                         150,000                   166,125
                                                                                          ------------------
                                                                                                  2,366,375
                                                                                          ------------------
Coal (1.40%)
Alpha Natural Resources LLC/Alpha Natural Resources
Capital Corp
10.00%, 6/ 1/2012                                                         500,000                   550,000
Massey Energy Co
6.88%, 12/15/2013 (a)                                                     550,000                   554,813
                                                                                          ------------------
                                                                                                  1,104,813
                                                                                          ------------------
Coatings & Paint (0.91%)
Resolution Performance Products LLC/RPP Capital Corp
9.50%, 4/15/2010                                                          700,000                   714,000
                                                                                          ------------------

Commercial Services (0.28%)
Quintiles Transnational Corp
10.00%, 10/ 1/2013                                                        200,000                   222,000
                                                                                          ------------------

Commercial Services - Finance (0.83%)
Cardtronics Inc
9.25%, 8/15/2013 (a)                                                      650,000                   651,625
                                                                                          ------------------

Computer Services (0.57%)
Sungard Data Systems Inc
10.25%, 8/15/2015 (a)                                                     450,000                   452,250
                                                                                          ------------------

Consumer Products - Miscellaneous (0.63%)
Blyth Inc
7.90%, 10/ 1/2009                                                         400,000                   389,000
Visant Holding Corp
9.25%, 12/ 1/2013 (b)                                                     150,000                   111,375
                                                                                          ------------------
                                                                                                    500,375
                                                                                          ------------------
Containers - Metal & Glass (1.78%)
Crown Americas LLC and Crown Americas Capital Corp
7.63%, 11/15/2013 (a)                                                     375,000                   388,125
Owens Brockway Glass Container Inc
8.75%, 11/15/2012                                                         700,000                   752,500
8.25%, 5/15/2013                                                          250,000                   263,125
                                                                                          ------------------
                                                                                                  1,403,750
                                                                                          ------------------
Containers - Paper & Plastic (1.37%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                          250,000                   246,250
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012                                                         450,000                   427,500
Plastipak Holdings Inc
8.50%, 12/15/2015 (a)                                                     400,000                   410,000
                                                                                          ------------------
                                                                                                  1,083,750
                                                                                          ------------------

Dialysis Centers (0.38%)
DaVita Inc
7.25%, 3/15/2015                                                          300,000                   301,875
                                                                                          ------------------

Diversified Manufacturing Operations (1.35%)
Invensys PLC
9.88%, 3/15/2011 (a)                                                      525,000                   538,125
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                                          400,000                   425,000
JB Poindexter & Co Inc
8.75%, 3/15/2014                                                          125,000                   103,437
                                                                                          ------------------
                                                                                                  1,066,562
                                                                                          ------------------
Diversified Operations (0.61%)
Noble Group Ltd
6.63%, 3/17/2015 (a)                                                      525,000                   483,309
                                                                                          ------------------

E-Commerce - Products (0.41%)
FTD Inc
7.75%, 2/15/2014                                                          326,000                   325,185
                                                                                          ------------------

Electronic Components - Miscellaneous (1.83%)
Celestica Inc
7.88%, 7/ 1/2011                                                          150,000                   151,125
7.63%, 7/ 1/2013                                                          300,000                   293,250
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                          500,000                   510,000
Flextronics International Ltd
6.25%, 11/15/2014                                                         500,000                   487,500
                                                                                          ------------------
                                                                                                  1,441,875
                                                                                          ------------------
Electronic Components - Semiconductors (1.13%)
Amkor Technology Inc
9.25%, 2/15/2008                                                          325,000                   318,500
Avago Technologies Finance Pte/Avago Technologies
US/Avago Technologies Wireless
10.13%, 12/ 1/2013 (a)                                                    150,000                   153,750
STATS ChipPAC Ltd
6.75%, 11/15/2011                                                         425,000                   415,438
                                                                                          ------------------
                                                                                                    887,688
                                                                                          ------------------
Electronics - Military (0.55%)
L-3 Communications Corp
5.88%, 1/15/2015                                                          450,000                   434,250
                                                                                          ------------------

Filtration & Separation Products (0.38%)
Polypore Inc
8.75%, 5/15/2012                                                          325,000                   295,750
                                                                                          ------------------

Finance - Auto Loans (1.17%)
Ford Motor Credit Co
6.63%, 6/16/2008                                                          175,000                   164,673
5.63%, 10/ 1/2008                                                         200,000                   181,828
General Motors Acceptance Corp
6.88%, 9/15/2011                                                          600,000                   572,839
                                                                                          ------------------
                                                                                                    919,340
                                                                                          ------------------
Finance - Investment Banker & Broker (0.58%)
E*Trade Financial Corp
7.38%, 9/15/2013 (a)                                                      450,000                   459,000
                                                                                          ------------------


Finance - Mortgage Loan/Banker (0.61%)
Thornburg Mortgage Inc
8.00%, 5/15/2013                                                          490,000                   482,650
                                                                                          ------------------

Finance - Other Services (1.53%)
American Real Estate Partners LP/American Real Estate
Finance Corp
7.13%, 2/15/2013                                                          750,000                   759,375
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                                          450,000                   443,250
                                                                                          ------------------
                                                                                                  1,202,625
                                                                                          ------------------
Hotels & Motels (0.77%)
HMH Properties Inc
7.88%, 8/ 1/2008                                                          604,000                   610,040
                                                                                          ------------------

Independent Power Producer (1.68%)
NRG Energy Inc
7.25%, 2/ 1/2014 (c)                                                      875,000                   887,031
Reliant Energy Inc
9.50%, 7/15/2013                                                          250,000                   247,500
6.75%, 12/15/2014                                                         225,000                   193,500
                                                                                          ------------------
                                                                                                  1,328,031
                                                                                          ------------------
Industrial Automation & Robots (0.51%)
Intermec Inc
7.00%, 3/15/2008                                                          400,000                   404,000
                                                                                          ------------------

Machinery - Construction & Mining (0.96%)
Terex Corp
7.38%, 1/15/2014                                                          750,000                   753,750
                                                                                          ------------------

Machinery - Farm (0.68%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                          500,000                   535,000
                                                                                          ------------------

Machinery - Material Handling (0.71%)
Columbus McKinnon Corp/NY
10.00%, 8/ 1/2010                                                         246,000                   271,830
8.88%, 11/ 1/2013 (a)                                                     275,000                   289,437
                                                                                          ------------------
                                                                                                    561,267
                                                                                          ------------------
Medical  - Outpatient & Home Medical Care (0.45%)
Select Medical Corp
7.63%, 2/ 1/2015                                                          400,000                   356,000
                                                                                          ------------------

Medical - Drugs (0.66%)
Biovail Corp
7.88%, 4/ 1/2010                                                          500,000                   516,875
                                                                                          ------------------

Medical - Hospitals (2.72%)
HCA Inc
6.95%, 5/ 1/2012                                                          250,000                   257,225
6.30%, 10/ 1/2012                                                         750,000                   746,343
7.58%, 9/15/2025                                                          250,000                   250,577
Triad Hospitals Inc
7.00%, 11/15/2013                                                         350,000                   353,062
United Surgical Partners International
10.00%, 12/15/2011                                                        500,000                   536,250
                                                                                          ------------------
                                                                                                  2,143,457
                                                                                          ------------------

Metal - Diversified (1.23%)
Earle M Jorgensen Co
9.75%, 6/ 1/2012                                                          425,000                   461,125
Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014                                                          500,000                   506,875
                                                                                          ------------------
                                                                                                    968,000
                                                                                          ------------------
Metal Processors & Fabrication (0.27%)
Trimas Corp
9.88%, 6/15/2012                                                          250,000                   213,750
                                                                                          ------------------

Miscellaneous Manufacturers (0.60%)
Samsonite Corp
8.88%, 6/ 1/2011                                                          450,000                   474,750
                                                                                          ------------------

Music (0.76%)
Warner Music Group
7.38%, 4/15/2014                                                          600,000                   598,500
                                                                                          ------------------

Non-hazardous Waste Disposal (1.67%)
Allied Waste North America
8.50%, 12/ 1/2008                                                         700,000                   735,875
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                                          550,000                   577,500
                                                                                          ------------------
                                                                                                  1,313,375
                                                                                          ------------------
Oil Company - Exploration & Production (3.35%)
Chesapeake Energy Corp
6.63%, 1/15/2016                                                          600,000                   606,000
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013 (a)                                                     300,000                   306,000
Petroquest Energy Inc
10.38%, 5/15/2012                                                         375,000                   396,562
Plains Exploration & Production Co
8.75%, 7/ 1/2012                                                          450,000                   484,875
Pogo Producing Co
6.88%, 10/ 1/2017 (a)                                                     400,000                   400,000
Swift Energy Co
9.38%, 5/ 1/2012                                                          412,000                   443,930
                                                                                          ------------------
                                                                                                  2,637,367
                                                                                          ------------------
Paper & Related Products (1.19%)
Abitibi-Consolidated Co of Canada
8.38%, 4/ 1/2015                                                          500,000                   470,000
Neenah Paper Inc
7.38%, 11/15/2014                                                         500,000                   470,000
                                                                                          ------------------
                                                                                                    940,000
                                                                                          ------------------
Pharmacy Services (0.89%)
Omnicare Inc
6.88%, 12/15/2015                                                         700,000                   700,875
                                                                                          ------------------

Physician Practice Management (1.11%)
US Oncology Inc
9.00%, 8/15/2012                                                          250,000                   265,625
10.75%, 8/15/2014                                                         550,000                   607,750
                                                                                          ------------------
                                                                                                    873,375
                                                                                          ------------------
Pipelines (1.78%)
El Paso Corp
7.63%, 8/16/2007                                                          600,000                   615,000

Holly Energy Partners LP
6.25%, 3/ 1/2015                                                          500,000                   482,500
Williams Cos Inc
6.38%, 10/ 1/2010 (a)                                                     300,000                   301,500
                                                                                          ------------------
                                                                                                  1,399,000
                                                                                          ------------------
Poultry (0.81%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                          600,000                   636,000
                                                                                          ------------------

Printing - Commercial (0.65%)
Sheridan Group Inc/The
10.25%, 8/15/2011                                                         500,000                   514,375
                                                                                          ------------------

Private Corrections (0.69%)
Corrections Corp of America
7.50%, 5/ 1/2011                                                          525,000                   541,406
                                                                                          ------------------

Publishing - Newspapers (0.48%)
Block Communications Inc
8.25%, 12/15/2015 (a)                                                     385,000                   381,631
                                                                                          ------------------

Publishing - Periodicals (0.68%)
Dex Media Inc
9.00%, 11/15/2013 (b)                                                     200,000                   165,000
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010                                                          250,000                   264,062
9.88%, 8/15/2013                                                          100,000                   110,375
                                                                                          ------------------
                                                                                                    539,437
                                                                                          ------------------
Radio (0.22%)
Emmis Communications Corp
10.37%, 6/15/2012 (b)                                                     171,429                   171,643
                                                                                          ------------------

Recreational Centers (0.49%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                         375,000                   383,438
                                                                                          ------------------

Rental - Auto & Equipment (2.08%)
Hertz Corp
8.88%, 1/ 1/2014 (a)                                                      425,000                   438,813
NationsRent Cos Inc
9.50%, 5/ 1/2015                                                          430,000                   457,950
United Rentals North America Inc
6.50%, 2/15/2012                                                          750,000                   738,750
                                                                                          ------------------
                                                                                                  1,635,513
                                                                                          ------------------
Resorts & Theme Parks (0.59%)
Intrawest Corp
7.50%, 10/15/2013                                                         450,000                   461,250
                                                                                          ------------------

Retail - Apparel & Shoe (0.84%)
Foot Locker Inc
8.50%, 1/15/2022                                                          625,000                   658,750
                                                                                          ------------------

Retail - Auto Parts (1.49%)
CSK Auto Inc
7.00%, 1/15/2014                                                          500,000                   456,250
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                                          500,000                   500,250

PEP Boys-Manny Moe & Jack (continued)
7.50%, 12/15/2014                                                         250,000                   221,250
                                                                                          ------------------
                                                                                                  1,177,750
                                                                                          ------------------
Retail - Automobile (1.39%)
Asbury Automotive Group Inc
8.00%, 3/15/2014                                                          500,000                   490,000
Group 1 Automotive Inc
8.25%, 8/15/2013                                                          625,000                   606,250
                                                                                          ------------------
                                                                                                  1,096,250
                                                                                          ------------------
Retail - Discount (0.69%)
Dollar General Corp
8.63%, 6/15/2010                                                          500,000                   545,000
                                                                                          ------------------

Retail - Drug Store (0.33%)
Rite Aid Corp
9.50%, 2/15/2011                                                          250,000                   262,500
                                                                                          ------------------

Retail - Propane Distribution (2.14%)
Amerigas Partners LP
7.25%, 5/20/2015                                                          275,000                   275,688
AmeriGas Partners LP/AmeriGas Eagle Finance Corp
7.13%, 5/20/2016                                                          350,000                   347,375
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                         525,000                   494,812
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013                                                         600,000                   571,500
                                                                                          ------------------
                                                                                                  1,689,375
                                                                                          ------------------
Retail - Restaurants (0.24%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                         200,000                   189,000
                                                                                          ------------------

Rubber - Tires (1.13%)
Goodyear Tire & Rubber Co
11.25%, 3/ 1/2011                                                         800,000                   894,000
                                                                                          ------------------

Satellite Telecommunications (0.94%)
Intelsat Bermuda Ltd
8.25%, 1/15/2013 (a)                                                      250,000                   249,375
Intelsat Ltd
5.25%, 11/ 1/2008                                                         250,000                   228,750
7.63%, 4/15/2012                                                          325,000                   263,250
                                                                                          ------------------
                                                                                                    741,375
                                                                                          ------------------
Schools (0.67%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (a)                                                      550,000                   525,250
                                                                                          ------------------

Semiconductor Equipment (0.62%)
MagnaChip Semiconductor SA/MagnaChip Semiconductor
Finance Co
6.88%, 12/15/2011                                                         250,000                   245,000
8.00%, 12/15/2014                                                         250,000                   241,875
                                                                                          ------------------
                                                                                                    486,875
                                                                                          ------------------
Special Purpose Entity (1.74%)
Altra Industrial Motion Inc
9.00%, 12/ 1/2011 (a)                                                     400,000                   397,000
Borden US Finance Corp/Nova Scotia Finance ULC
9.00%, 7/15/2014 (a)                                                      250,000                   253,750

Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
10.50%, 10/ 1/2014 (b)                                                    300,000                   222,000
Visant Corp
7.63%, 10/ 1/2012                                                         500,000                   498,750
                                                                                          ------------------
                                                                                                  1,371,500
                                                                                          ------------------
Specified Purpose Acquisition (1.08%)
Basell AF SCA
8.38%, 8/15/2015 (a)                                                      850,000                   848,938
                                                                                          ------------------

Telecommunication Equipment (0.60%)
Nortel Networks Corp
4.25%, 9/ 1/2008                                                          500,000                   470,000
                                                                                          ------------------

Telecommunication Equipment - Fiber Optics (0.20%)
Corning Inc
8.30%, 4/ 4/2025                                                          150,000                   155,742
                                                                                          ------------------

Telecommunication Services (0.65%)
Insight Midwest LP/Insight Capital Inc
9.75%, 10/ 1/2009                                                         500,000                   516,250
                                                                                          ------------------

Telephone - Integrated (1.38%)
MCI Inc
7.69%, 5/ 1/2009 (b)                                                      750,000                   773,438
Northwestern Bell Telephone
6.25%, 1/ 1/2007                                                          315,000                   313,425
                                                                                          ------------------
                                                                                                  1,086,863
                                                                                          ------------------
Television (0.64%)
Allbritton Communications Co
7.75%, 12/15/2012                                                         500,000                   501,250
                                                                                          ------------------

Theaters (0.40%)
Cinemark USA Inc
9.00%, 2/ 1/2013                                                          295,000                   311,594
                                                                                          ------------------

Tobacco (0.89%)
RJ Reynolds Tobacco Holdings Inc
6.50%, 7/15/2010 (a)                                                      700,000                   700,000
                                                                                          ------------------

Transport - Equipment & Leasing (0.46%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                                          350,000                   364,875
                                                                                          ------------------

Transport - Rail (0.29%)
Progress Rail Services Corp/Progress Metal Reclamation Co
7.75%, 4/ 1/2012 (a)                                                      225,000                   229,500
                                                                                          ------------------

Transport - Services (0.64%)
CHC Helicopter Corp
7.38%, 5/ 1/2014                                                          500,000                   507,500
                                                                                          ------------------

Venture Capital (0.64%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                          500,000                   505,000
                                                                                          ------------------


Vitamins & Nutrition Products (0.94%)
NBTY Inc
7.13%, 10/ 1/2015 (a)                                                     500,000                   468,750
WH Holdings Ltd/WH Capital Corp
9.50%, 4/ 1/2011                                                          250,000                   269,375
                                                                                          ------------------
                                                                                                    738,125
                                                                                          ------------------
Wire & Cable Products (0.70%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                          550,000                   550,000
                                                                                          ------------------
TOTAL BONDS                                                                              $       74,123,735
                                                                                          ------------------
Total Investments                                                                        $       74,123,735
Other Assets in Excess of Liabilities, Net - 5.94%                                                4,679,335
                                                                                          ------------------
TOTAL NET ASSETS - 100.00%                                                               $       78,803,070
                                                                                          ==================
                                                                                          ------------------

                                                                                          ==================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $12,876,924 or 16.34% of net assets.

(b)  Variable Rate

(c)  Security purchased on a when-issued basis.

 Unrealized Appreciation
(Depreciation)
Unrealized Appreciation                             $          696,805
Unrealized Depreciation                                      (858,066)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                   (161,261)
Cost for federal income tax purposes                        74,284,996


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Sector                                                         Percent
-----------------------------------------------------------------------
Consumer, Cyclical                                              18.21%
Industrial                                                      17.84%
Consumer, Non-cyclical                                          15.18%
Communications                                                  14.72%
Basic Materials                                                  9.63%
Energy                                                           6.52%
Financial                                                        6.27%
Technology                                                       2.32%
Diversified                                                      1.69%
Utilities                                                        1.68%
Other Assets in Excess of Liabilities, Net                       5.94%
                                                     ------------------
TOTAL NET ASSETS                                               100.00%
                                                     ==================


Schedule of Investments
January 31, 2006 (unaudited)
Inflation Protection Fund
                                                                    Principal
                                                                     Amount                       Value
                                                              ------------------------------------------------
BONDS (32.21%)
Agricultural Chemicals (0.06%)
IMC Global Inc
11.25%, 6/ 1/2011                                            $               50,000        $           53,750
                                                                                            ------------------

Asset Backed Securities (0.79%)
Countrywide Asset-Backed Certificates
5.28%, 12/25/2032 (a)                                                       150,000                   150,355
4.80%, 10/25/2034 (a)                                                       239,125                   239,351
4.73%, 7/25/2035 (a)                                                        200,000                   200,062
Long Beach Mortgage Loan Trust
4.64%, 7/25/2035 (a)                                                         88,618                    88,633
                                                                                            ------------------
                                                                                                      678,401
                                                                                            ------------------
Auto - Medium & Heavy Duty Trucks (0.23%)
Navistar International Corp
9.38%, 6/ 1/2006                                                            200,000                   202,000
                                                                                            ------------------

Building - Residential & Commercial (0.25%)
Schuler Homes Inc
10.50%, 7/15/2011                                                           200,000                   214,625
                                                                                            ------------------

Cable TV (0.49%)
Echostar DBS Corp
9.13%, 1/15/2009                                                            400,000                   418,500
                                                                                            ------------------

Casino Hotels (0.77%)
Caesars Entertainment Inc
8.50%, 11/15/2006                                                           100,000                   102,326
9.38%, 2/15/2007                                                            250,000                   259,687
Mandalay Resort Group
6.45%, 2/ 1/2006                                                            300,000                   300,000
                                                                                            ------------------
                                                                                                      662,013
                                                                                            ------------------
Cellular Telecommunications (0.48%)
America Movil SA de CV
5.26%, 4/27/2007 (a)                                                         50,000                    50,100
Rogers Wireless Inc
7.62%, 12/15/2010 (a)                                                       350,000                   360,937
                                                                                            ------------------
                                                                                                      411,037
                                                                                            ------------------
Computers  -Memory Devices (0.06%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                                             50,000                    52,313
                                                                                            ------------------

Electric - Integrated (0.15%)
TXU Corp
6.38%, 6/15/2006                                                            125,000                   125,414
                                                                                            ------------------

Finance - Auto Loans (0.93%)
Ford Motor Credit Co
6.88%, 2/ 1/2006                                                            400,000                   400,000
General Motors Acceptance Corp
5.24%, 5/18/2006 (a)                                                        400,000                   398,433
                                                                                            ------------------
                                                                                                      798,433
                                                                                            ------------------

                                                                                            ------------------
Finance - Mortgage Loan/Banker (22.42%)
Fannie Mae
4.83%, 2/25/2018 (a)                                                        146,418                   146,801
4.83%, 3/25/2018 (a)                                                        742,115                   733,816
4.83%, 10/25/2018 (a)                                                     1,041,673                 1,044,733
4.78%, 11/25/2022 (a)                                                       176,354                   176,915
4.73%, 1/25/2023 (a)                                                        172,777                   173,069
4.93%, 6/25/2023 (a)                                                      1,068,777                 1,070,673
4.93%, 2/25/2028 (a)                                                        452,352                   453,894
4.93%, 5/25/2030 (a)                                                        867,270                   870,874
4.93%, 5/25/2031 (a)                                                      1,003,366                 1,011,091
4.83%, 2/25/2032 (a)                                                        193,617                   193,910
4.73%, 4/25/2034 (a)                                                        947,237                   947,085
4.78%, 3/25/2035 (a)                                                        375,347                   375,022
4.75%, 4/25/2035 (a)                                                        956,526                   955,074
Fannie Mae Grantor Trust
4.67%, 4/25/2035 (a)                                                        654,666                   654,890
4.88%, 5/25/2035 (a)                                                        170,762                   170,799
4.69%, 6/25/2035 (a)                                                        222,553                   222,906
4.68%, 9/25/2035 (a)                                                        750,000                   750,633
4.54%, 11/28/2035 (a)                                                       266,767                   266,714
4.65%, 11/28/2035 (a)(b)                                                  1,000,000                 1,000,636
Fannie Mae Whole Loan
4.68%, 11/25/2033 (a)                                                        99,445                    99,437
4.68%, 5/25/2035 (a)                                                        176,926                   177,385
4.73%, 5/25/2035 (a)                                                        175,899                   176,745
4.78%, 6/25/2044 (a)                                                        161,341                   161,359
4.98%, 2/25/2047 (a)                                                        141,220                   141,779
Freddie Mac
4.77%, 5/15/2013 (a)                                                        801,421                   802,355
4.77%, 5/15/2017 (a)                                                        780,293                   781,611
4.77%, 2/15/2018 (a)                                                        672,162                   673,490
4.77%, 6/15/2018 (a)                                                        789,471                   791,639
4.72%, 3/15/2023 (a)                                                        406,136                   406,005
4.92%, 6/15/2023 (a)                                                        160,278                   161,720
4.82%, 7/15/2028 (a)                                                        982,803                   985,206
4.87%, 1/15/2030 (a)                                                        954,017                   957,626
4.82%, 2/15/2030 (a)                                                         69,922                    70,161
4.67%, 4/15/2030 (a)                                                        200,000                   199,999
4.82%, 5/15/2030 (a)                                                        162,059                   162,213
4.87%, 9/15/2033 (a)                                                        532,830                   535,466
4.77%, 10/15/2034 (a)                                                       388,364                   387,804
Government National Mortgage Association
4.84%, 10/20/2031 (a)                                                       411,434                   413,422
                                                                                            ------------------
                                                                                                   19,304,957
                                                                                            ------------------
Home Equity - Other (1.02%)
First NLC Trust
4.76%, 12/25/2035 (a)                                                       300,000                   299,990
Option One Mortgage Loan Trust
5.53%, 2/25/2035 (a)                                                        100,000                   100,605
Residential Asset Securities Corp
6.33%, 4/25/2032 (a)                                                         14,883                    14,896
4.97%, 10/25/2033 (a)                                                        64,459                    64,589
4.72%, 5/25/2034 (a)                                                        200,000                   200,059
4.73%, 5/25/2035 (a)                                                        200,000                   200,068
                                                                                            ------------------
                                                                                                      880,207
                                                                                            ------------------

Insurance Brokers (0.35%)
Marsh & McLennan Cos Inc
4.72%, 7/13/2007 (a)                                                        300,000                   299,520
                                                                                            ------------------

Medical - Hospitals (0.41%)
HCA Inc
7.13%, 6/ 1/2006                                                            350,000                   352,065
                                                                                            ------------------

Mortgage Backed Securities (1.94%)
Countrywide Asset-Backed Certificates
4.80%, 1/25/2036 (a)                                                        250,000                   250,192
Impac CMB Trust
5.65%, 8/25/2033 (a)                                                         99,271                    99,344
6.08%, 10/25/2034 (a)                                                       326,522                   331,923
5.04%, 8/25/2035 (a)                                                        162,942                   163,388
5.18%, 8/25/2035 (a)                                                        156,177                   156,286
Indymac Index Mortgage Loan Trust
4.76%, 4/25/2035 (a)                                                        357,674                   357,816
Washington Mutual Inc
4.86%, 7/25/2044 (a)                                                        311,070                   312,605
                                                                                            ------------------
                                                                                                    1,671,554
                                                                                            ------------------
Oil Company - Exploration & Production (0.36%)
Vintage Petroleum Inc
7.88%, 5/15/2011                                                            300,000                   313,500
                                                                                            ------------------

Paper & Related Products (0.29%)
Georgia-Pacific Corp
7.50%, 5/15/2006                                                            250,000                   250,625
                                                                                            ------------------

Publishing - Periodicals (0.18%)
American Media Operations Inc
10.25%, 5/ 1/2009                                                            50,000                    45,875
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                           100,000                   108,000
                                                                                            ------------------
                                                                                                      153,875
                                                                                            ------------------
REITS - Diversified (0.32%)
iStar Financial Inc
5.73%, 3/12/2007 (a)                                                        275,000                   277,654
                                                                                            ------------------

Retail - Auto Parts (0.12%)
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                                            100,000                   100,050
                                                                                            ------------------

Telephone - Integrated (0.59%)
Citizens Communications Co
7.60%, 6/ 1/2006                                                            100,000                   100,875
MCI Inc
6.91%, 5/ 1/2007 (a)                                                        100,000                   101,000
7.69%, 5/ 1/2009 (a)                                                        300,000                   309,375
                                                                                            ------------------
                                                                                                      511,250
                                                                                            ------------------
TOTAL BONDS                                                                                $       27,731,743
                                                                                            ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (95.14%)
U.S. Treasury
Inflation-Indexed Obligations (95.14%)
2.00%, 7/15/2014 (c)                                                      5,299,106                 5,308,422
3.63%, 1/15/2008 (c)                                                      4,861,862                 5,027,851
3.88%, 1/15/2009                                                          4,403,836                 4,658,431
4.25%, 1/15/2010 (c)                                                      3,159,351                 3,445,791

0.88%, 4/15/2010 (c)                                                      7,536,036                 7,222,522
3.50%, 1/15/2011 (c)                                                      3,201,659                 3,444,284
3.38%, 1/15/2012                                                          1,752,707                 1,897,169
3.00%, 7/15/2012 (c)                                                      6,028,015                 6,418,661
1.88%, 7/15/2013 (c)                                                      5,648,318                 5,615,444
2.00%, 1/15/2014                                                          5,822,937                 5,830,897
1.63%, 1/15/2015 (c)                                                      5,231,167                 5,074,232
1.88%, 7/15/2015                                                          4,586,743                 4,541,770
2.00%, 1/15/2016                                                            995,580                   996,474
2.38%, 1/15/2025 (c)                                                      6,934,438                 7,329,105
3.63%, 4/15/2028                                                          4,630,281                 5,993,102
3.88%, 4/15/2029                                                          5,372,940                 7,269,083
3.38%, 4/15/2032 (c)                                                      1,413,815                 1,845,363
                                                                                            ------------------
                                                                                                   81,918,601
                                                                                            ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                      $       81,918,601
                                                                                            ------------------
SHORT TERM INVESTMENTS (4.50%)
Commercial Paper (4.50%)
Investment in Joint Trading Account; Federal National
Mortgage Association
4.38%, 2/ 1/2006                                                          3,873,291                 3,873,291
                                                                                            ------------------
TOTAL SHORT TERM INVESTMENTS                                                               $        3,873,291
                                                                                            ------------------
Total Investments                                                                          $      113,523,635
Liabilities in Excess of Other Assets, Net - (31.85)%                                            (27,422,775)
                                                                                            ------------------
TOTAL NET ASSETS - 100.00%                                                                 $       86,100,860
                                                                                            ==================
                                                                                            ------------------

                                                                                            ==================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,000,636 or 1.16% of net assets.

(c) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $24,575,000 or 28.54% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $          213,904
Unrealized Depreciation                                          (1,033,806)
                                                           ------------------
Net Unrealized Appreciation (Depreciation)                         (819,902)
Cost for federal income tax purposes                             114,343,537


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Sector                                                         Percent
-----------------------------------------------------------------------
Government                                                      95.14%
Mortgage Securities                                             22.36%
Financial                                                        6.10%
Asset Backed Securities                                          3.82%
Communications                                                   1.74%
Consumer, Cyclical                                               1.37%
Consumer, Non-cyclical                                           0.41%
Energy                                                           0.36%
Basic Materials                                                  0.35%
Utilities                                                        0.14%
Technology                                                       0.06%
Liabilities in Excess of Other Assets, Net                   (-31.85%)
                                                     ------------------
TOTAL NET ASSETS                                               100.00%
                                                     ==================


Schedule of Investments
January 31, 2006 (unaudited)
International Emerging Markets Fund
                                                                  Shares
                                                                   Held                        Value
                                                           ------------------------------------------------
COMMON STOCKS (90.33%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd - Warrants (a)                    73,093        $              660
                                                                                         ------------------

Agricultural Operations (0.53%)
Astra Agro Lestari Tbk PT                                                407,375                   219,171
Astral Foods Ltd                                                          59,865                   814,389
                                                                                         ------------------
                                                                                                 1,033,560
                                                                                         ------------------
Apparel Manufacturers (0.52%)
Youngone Corp                                                            252,970                 1,009,625
                                                                                         ------------------

Audio & Video Products (0.29%)
ReignCom Ltd (a)                                                          37,928                   560,280
                                                                                         ------------------

Auto - Car & Light Trucks (2.16%)
Dongfeng Motor Group Co Ltd (a)                                        1,690,000                   544,655
Ford Otomotiv Sanayi AS                                                  114,485                 1,055,720
Hyundai Motor Co                                                          19,480                 1,760,904
Tata Motors Ltd ADR                                                       52,482                   842,861
                                                                                         ------------------
                                                                                                 4,204,140
                                                                                         ------------------
Auto - Medium & Heavy Duty Trucks (0.62%)
Mahindra & Mahindra Ltd                                                   95,372                 1,207,145
                                                                                         ------------------

Auto/Truck Parts & Equipment - Original (0.00%)
Hyundai Mobis                                                                  5                       433
                                                                                         ------------------

Beverages - Non-alcoholic (0.39%)
Coca-Cola Femsa SA de CV                                                 250,703                   752,713
                                                                                         ------------------

Brewery (0.38%)
Fomento Economico Mexicano SA de CV                                       93,386                   732,677
                                                                                         ------------------

Building - Heavy Construction (0.44%)
YTL Corp Bhd                                                             642,800                   865,522
                                                                                         ------------------

Building - Residential & Commercial (0.62%)
Desarrolladora Homex SA de CV ADR (a)                                     34,725                 1,205,305
                                                                                         ------------------

Building & Construction - Miscellaneous (0.97%)
Aveng Ltd                                                                372,006                 1,256,003
Orascom Construction Industries                                           12,680                   638,319
                                                                                         ------------------
                                                                                                 1,894,322
                                                                                         ------------------
Building Products - Cement & Aggregate (1.86%)
Cemex SA de CV                                                           466,882                 3,072,015
Pretoria Portland Cement Co Ltd                                            9,903                   543,428
                                                                                         ------------------
                                                                                                 3,615,443
                                                                                         ------------------
Casino Hotels (0.24%)
Genting Bhd                                                               77,001                   470,157
                                                                                         ------------------

Cellular Telecommunications (4.29%)
America Movil SA de CV ADR                                                77,396                 2,610,567

China Mobile Hong Kong Ltd                                               489,462                 2,378,786
Digi.Com BHD (a)                                                         244,146                   514,266
Far EasTone Telecommunications Co Ltd                                    839,800                   986,038
SK Telecom Co Ltd                                                          8,686                 1,728,826
Vodafone Egypt Telecommunications SAE                                      8,274                   146,346
                                                                                         ------------------
                                                                                                 8,364,829
                                                                                         ------------------
Chemicals - Diversified (0.89%)
Israel Chemicals Ltd                                                     204,811                   813,923
Nan Ya Plastics Corp                                                     620,000                   916,982
                                                                                         ------------------
                                                                                                 1,730,905
                                                                                         ------------------
Chemicals - Plastics (0.42%)
Formosa Plastics Corp                                                    505,000                   817,954
                                                                                         ------------------

Coal (0.37%)
Banpu Public Co Ltd (a)(b)                                               200,900                   717,408
                                                                                         ------------------

Commercial Banks (8.88%)
Akbank TAS                                                               139,029                 1,208,491
Banco do Brasil SA                                                        22,265                   538,341
BanColombia SA ADR                                                        28,165                   917,334
Bank Hapoalim BM                                                         194,542                   893,209
Bank of Communications Co Ltd (a)(c)                                   2,388,000                 1,385,294
Bank of the Philippine Islands                                           607,449                   687,239
Commercial International Bank                                             75,286                   748,296
Finansbank AS (a)                                                              1                         4
ICICI Bank Ltd ADR                                                        30,673                   963,746
Kookmin Bank                                                              34,110                 2,708,574
Pusan Bank                                                                82,090                 1,046,708
Raiffeisen International Bank Holding AS (a)                              13,325                   963,389
Sberbank RF                                                                  623                   928,270
Siam Commercial Bank Public (a)(b)                                       655,376                 1,001,795
Turkiye Garanti Bankasi AS (a)                                           236,762                 1,091,646
Turkiye Is Bankasi                                                       244,746                 2,219,918
                                                                                         ------------------
                                                                                                17,302,254
                                                                                         ------------------
Computers (3.24%)
Acer Inc                                                                 655,080                 1,495,289
High Tech Computer Corp                                                  174,400                 3,702,748
Wistron Corp (a)                                                         842,000                 1,118,946
                                                                                         ------------------
                                                                                                 6,316,983
                                                                                         ------------------
Computers  -Memory Devices (0.58%)
Quanta Storage Inc                                                       702,750                 1,127,265
                                                                                         ------------------

Distribution & Wholesale (0.17%)
Lotte Shopping Co (a)(b)(c)                                               16,128                   333,366
                                                                                         ------------------

Diversified Financial Services (3.90%)
Cathay Financial Holding Co Ltd                                          234,000                   435,352
Chinatrust Financial Holding Co                                        1,063,000                   850,905
Hana Financial Group Inc                                                  14,662                   718,927
Investec Ltd                                                              22,278                 1,107,211
Shin Kong Financial Holding Co Ltd                                     1,449,101                 1,162,235
Shinhan Financial Group Co Ltd                                            40,443                 1,721,024
SinoPac Financial Holdings Co Ltd                                      2,130,000                 1,108,924
Woori Finance Holdings Co Ltd                                             25,680                   505,800
                                                                                         ------------------
                                                                                                 7,610,378
                                                                                         ------------------

Diversified Minerals (1.14%)
Antofagasta PLC                                                           61,256                 2,215,554
                                                                                         ------------------

Diversified Operations (1.82%)
Alfa SA de CV                                                            212,857                 1,206,684
Haci Omer Sabanci Holding AS                                             183,798                 1,417,037
Imperial Holdings Ltd                                                     37,577                   932,240
                                                                                         ------------------
                                                                                                 3,555,961
                                                                                         ------------------
E-Commerce - Products (0.31%)
Submarino SA (a)                                                          25,785                   604,240
                                                                                         ------------------

Electric - Generation (0.76%)
CEZ                                                                       16,516                   574,171
Ratchaburi Electricity Generating Holding PLC (a)(b)                     862,211                   902,636
                                                                                         ------------------
                                                                                                 1,476,807
                                                                                         ------------------
Electric - Integrated (1.42%)
EDP - Energias do Brasil SA                                               56,136                   848,852
Korea Electric Power Corp                                                 44,800                 1,927,331
                                                                                         ------------------
                                                                                                 2,776,183
                                                                                         ------------------
Electric Products - Miscellaneous (1.13%)
LG Electronics Inc                                                        25,500                 2,207,277
                                                                                         ------------------

Electronic Components - Miscellaneous (1.90%)
HON HAI Precision Industry Co Ltd                                        551,292                 3,706,194
                                                                                         ------------------

Electronic Components - Semiconductors (6.34%)
Hynix Semiconductor Inc (a)                                               58,835                 2,274,965
MediaTek Inc                                                              71,500                   714,307
Samsung Electronics Co Ltd                                                12,217                 9,371,876
                                                                                         ------------------
                                                                                                12,361,148
                                                                                         ------------------
Engineering - Research & Development Services (0.43%)
Larsen & Toubro Ltd                                                       17,211                   845,143
                                                                                         ------------------

Feminine Health Care Products (0.53%)
Hengan International Group Co Ltd                                        861,574                 1,027,376
                                                                                         ------------------

Finance - Consumer Loans (0.48%)
African Bank Investments Ltd                                             199,613                   930,416
                                                                                         ------------------

Finance - Investment Banker & Broker (0.43%)
Daewoo Securities Co Ltd (a)                                              45,150                   837,801
                                                                                         ------------------

Finance - Other Services (0.41%)
Grupo Financiero Banorte SA de CV                                        334,127                   796,028
                                                                                         ------------------

Food - Dairy Products (0.19%)
Binggrae Co Ltd                                                            7,630                   377,288
                                                                                         ------------------

Food - Miscellaneous/Diversified (1.01%)
Daesang Corp (a)                                                          79,660                 1,205,656
Tiger Brands Ltd                                                          29,101                   764,513
                                                                                         ------------------
                                                                                                 1,970,169
                                                                                         ------------------
Food - Retail (0.93%)
Migros Turk TAS                                                           72,487                   799,932
Spar Group Ltd/The                                                       179,421                 1,011,105
                                                                                         ------------------
                                                                                                 1,811,037
                                                                                         ------------------

                                                                                         ------------------
Footwear & Related Apparel (0.29%)
Grendene SA                                                               54,993                   556,200
                                                                                         ------------------

Gold Mining (0.50%)
Harmony Gold Mining Co Ltd (a)                                            53,557                   974,516
                                                                                         ------------------

Home Furnishings (0.39%)
Lewis Group Ltd                                                           86,132                   753,693
                                                                                         ------------------

Internet Security (0.51%)
Check Point Software Technologies (a)                                     46,160                   998,902
                                                                                         ------------------

Medical - Drugs (1.17%)
Daewoong Pharmaceutical Co Ltd                                            14,533                   624,468
Dr Reddy's Laboratories Ltd ADR                                           18,903                   483,917
Hikma Pharmaceuticals PLC (a)                                            152,342                 1,179,172
                                                                                         ------------------
                                                                                                 2,287,557
                                                                                         ------------------
Medical - Generic Drugs (0.85%)
Teva Pharmaceutical Industries Ltd ADR                                    38,785                 1,653,405
                                                                                         ------------------

Metal - Diversified (0.86%)
JSC MMC Norilsk Nickel - ADR (a)(b)                                       16,244                   503,564
MMC Norilsk Nickel ADR                                                    13,085                 1,174,379
                                                                                         ------------------
                                                                                                 1,677,943
                                                                                         ------------------
Metal - Iron (0.51%)
Novolipetsk Steel (a)(b)                                                  54,499                   989,157
                                                                                         ------------------

Metal Processors & Fabrication (0.47%)
Catcher Technology Co Ltd                                                124,583                   919,345
                                                                                         ------------------

Multi-line Insurance (0.47%)
Porto Seguro SA (a)                                                       67,554                   915,056
                                                                                         ------------------

Non-Ferrous Metals (0.71%)
Grupo Mexico SA de CV                                                    490,359                 1,374,672
                                                                                         ------------------

Oil Company - Exploration & Production (3.15%)
CNOOC Ltd                                                              1,885,825                 1,592,347
NovaTek OAO (b)                                                           30,734                   890,979
OAO Gazprom ADR                                                           23,609                 2,020,930
Oil & Natural Gas Corp Ltd                                                33,351                   935,566
PTT Public (b)                                                           105,177                   707,935
                                                                                         ------------------
                                                                                                 6,147,757
                                                                                         ------------------
Oil Company - Integrated (7.91%)
China Petroleum & Chemical Corp                                        1,955,960                 1,191,398
LUKOIL ADR                                                                69,874                 5,355,842
Mol Magyar Olaj- es Gazipari Rt                                           11,529                 1,197,621
PetroChina Co Ltd                                                      2,552,807                 2,484,620
Petroleo Brasileiro SA ADR                                                39,943                 3,774,613
Sasol Ltd                                                                 34,505                 1,411,595
                                                                                         ------------------
                                                                                                15,415,689
                                                                                         ------------------
Oil Refining & Marketing (1.41%)
Polski Koncern Naftowy Orlen                                              50,000                 1,012,730
SK Corp                                                                   10,820                   667,382
Thai Oil Public (a)(b)                                                   617,900                 1,063,566
                                                                                         ------------------
                                                                                                 2,743,678
                                                                                         ------------------

Pastoral & Agricultural (0.39%)
Charoen Pokphand Foods PCL (a)(b)                                      5,193,623                   767,202
                                                                                         ------------------

Petrochemicals (0.86%)
Honam Petrochemical Corp                                                  28,790                 1,683,259
                                                                                         ------------------

Platinum (1.02%)
Impala Platinum Holdings Ltd                                              11,501                 1,984,055
                                                                                         ------------------

Power Converter & Supply Equipment (0.63%)
Bharat Heavy Electricals (a)                                              29,905                 1,235,193
                                                                                         ------------------

Property & Casualty Insurance (0.44%)
Dongbu Insurance Co Ltd                                                   25,795                   542,827
Meritz Fire & Marine Insurance Co Ltd                                      5,420                   311,272
                                                                                         ------------------
                                                                                                   854,099
                                                                                         ------------------
Real Estate Operator & Developer (1.01%)
Agile Property Holdings Ltd (a)                                        1,372,000                   813,592
China Overseas Land & Investment Ltd                                   1,426,000                   739,913
IRSA Inversiones y Representaciones SA (a)                                37,079                   407,869
                                                                                         ------------------
                                                                                                 1,961,374
                                                                                         ------------------
Rental - Auto & Equipment (0.40%)
Localiza Rent A CAR                                                       48,488                   775,239
                                                                                         ------------------

Retail - Apparel & Shoe (1.28%)
Lojas Renner SA                                                           58,936                 2,501,404
                                                                                         ------------------

Retail - Home Furnishings (0.66%)
Ellerine Holdings Ltd                                                    100,952                 1,277,128
                                                                                         ------------------

Retail - Hypermarkets (0.45%)
Controladora Comercial Mexicana SA de CV                                 489,447                   871,035
                                                                                         ------------------

Retail - Miscellaneous/Diversified (0.55%)
Foschini Ltd                                                             112,386                 1,070,950
                                                                                         ------------------

Semiconductor Component - Integrated Circuits (4.48%)
Chipbond Technology Corp                                                 566,000                   814,108
Novatek Microelectronics Corp Ltd                                        438,000                 2,677,496
Siliconware Precision Industries Co                                      710,000                   997,921
Taiwan Semiconductor Manufacturing Co Ltd                              2,133,964                 4,237,101
                                                                                         ------------------
                                                                                                 8,726,626
                                                                                         ------------------
Steel - Producers (2.03%)
Angang New Steel Co Ltd                                                1,566,000                 1,150,699
Evraz Group SA (b)(c)                                                     53,139                 1,089,350
Mittal Steel South Africa Ltd                                             93,161                 1,085,198
POSCO ADR                                                                 11,097                   636,857
                                                                                         ------------------
                                                                                                 3,962,104
                                                                                         ------------------
Sugar (0.34%)
Cosan SA Industria e Comercio (a)                                         16,640                   670,559
                                                                                         ------------------

Tea (0.46%)
Tata TEA Ltd                                                              42,342                   895,011
                                                                                         ------------------


Telecommunication Equipment (0.71%)
Foxconn International Holdings Ltd (a)                                   782,143                 1,386,385
                                                                                         ------------------

Telecommunication Services (0.51%)
Telekomunikacja Polska SA                                                136,245                   999,162
                                                                                         ------------------

Telephone - Integrated (2.50%)
China Netcom Group Corp Hong Kong Ltd                                  1,113,218                 1,872,776
Telefonos de Mexico SA de CV ADR                                          46,533                 1,104,693
Telkom SA Ltd                                                             77,055                 1,886,322
                                                                                         ------------------
                                                                                                 4,863,791
                                                                                         ------------------
Transport - Marine (0.50%)
Berlian Laju Tanker Tbk PT                                             8,058,692                   978,736
Evergreen Marine Corp Tawain Ltd                                             558                       359
Wan Hai Lines Ltd                                                              1                         1
                                                                                         ------------------
                                                                                                   979,096
                                                                                         ------------------
Transport - Services (0.25%)
Grindrod Ltd                                                             211,185                   485,758
                                                                                         ------------------

Wire & Cable Products (0.67%)
LS Cable Ltd                                                              37,750                 1,310,968
                                                                                         ------------------
TOTAL COMMON STOCKS                                                                     $      176,039,914
                                                                                         ------------------
PREFERRED STOCKS (6.82%)
Airlines (0.61%)
Tam SA                                                                    49,600                 1,186,951
                                                                                         ------------------

Commercial Banks (1.67%)
Banco Bradesco SA                                                         82,762                 3,251,064
                                                                                         ------------------

Diversified Minerals (2.16%)
Cia Vale do Rio Doce                                                      95,170                 4,202,563
                                                                                         ------------------

Electric - Integrated (0.64%)
Cia Energetica de Minas Gerais                                        26,138,109                 1,258,075
                                                                                         ------------------

Food - Meat Products (0.44%)
Perdigao SA                                                               19,571                   857,156
                                                                                         ------------------

Investment Companies (0.02%)
Lereko Mobility Pty Ltd                                                    4,384                    30,684
                                                                                         ------------------

Steel - Producers (0.70%)
Gerdau SA                                                                 63,238                 1,370,549
                                                                                         ------------------

Telephone - Integrated (0.51%)
Telecomunicacoes de Sao Paulo SA                                          41,963                   994,721
                                                                                         ------------------

Web Portals (0.07%)
Universo Online SA (a)                                                    20,281                   133,696
                                                                                         ------------------
TOTAL PREFERRED STOCKS                                                                  $       13,285,459
                                                                                         ------------------

                                                                 Principal
                                                                  Amount                       Value
                                                           ------------------------------------------------
SHORT TERM INVESTMENTS (2.95%)
Commercial Paper (2.95%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                                       5,758,537                 5,758,537
                                                                                         ------------------
TOTAL SHORT TERM INVESTMENTS                                                            $        5,758,537
                                                                                         ------------------
Total Investments                                                                       $      195,083,910
Liabilities in Excess of Other Assets, Net - (0.10)%                                             (199,054)
                                                                                         ------------------
TOTAL NET ASSETS - 100.00%                                                              $      194,884,856
                                                                                         ==================
                                                                                         ------------------

                                                                                         ==================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,966,958 or 4.60% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,808,010 or 1.44% of net assets.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $       47,398,531
Unrealized Depreciation                                      (1,057,785)
                                                       ------------------
Net Unrealized Appreciation (Depreciation)                    46,340,746
Cost for federal income tax purposes                         148,590,628


Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Country                                                          Percent
-------------------------------------------------------------------------
Korea, Republic Of                                                18.51%
Taiwan, Province Of China                                         14.26%
Brazil                                                            12.54%
South Africa                                                       9.40%
Mexico                                                             7.04%
Russian Federation                                                 6.65%
China                                                              4.71%
Turkey                                                             4.00%
India                                                              3.80%
Hong Kong                                                          3.80%
United States                                                      2.96%
Thailand                                                           2.65%
Israel                                                             2.24%
United Kingdom                                                     1.74%
Poland                                                             1.03%
Malaysia                                                           0.95%
Egypt                                                              0.79%
Indonesia                                                          0.61%
Hungary                                                            0.61%
Austria                                                            0.49%
Colombia                                                           0.47%
Philippines                                                        0.35%
Czech Republic                                                     0.29%
Argentina                                                          0.21%
Liabilities in Excess of Other Assets, Net                      (-0.10%)
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================



Schedule of Investments
January 31, 2006 (unaudited)
International Growth Fund
                                                            Shares
                                                             Held                                          Value
                                                           -------------------------------------------------------------
COMMON STOCKS (98.23%)
Advertising Services (0.54%)
WPP Group PLC                                                456,482                               $          5,066,704
                                                                                                    --------------------

Aerospace & Defense Equipment (0.39%)
Zodiac SA                                                     57,060                                          3,658,403
                                                                                                    --------------------

Applications Software (0.44%)
Sage Group PLC                                               877,069                                          4,150,427
                                                                                                    --------------------

Athletic Footwear (0.56%)
Adidas-Salomon AG                                             25,050                                          5,256,266
                                                                                                    --------------------

Audio & Video Products (0.38%)
Kenwood Corp                                               1,504,000                                          3,571,623
                                                                                                    --------------------

Auto - Car & Light Trucks (1.39%)
Toyota Motor Corp                                            250,000                                         12,984,240
                                                                                                    --------------------

Auto/Truck Parts & Equipment - Original (2.03%)
Aisin Seiki Co Ltd                                           100,000                                          3,707,342
Denso Corp                                                   166,000                                          5,856,405
Keihin Corp                                                  121,900                                          3,144,732
NGK Spark Plug Co Ltd                                        109,000                                          2,728,142
Nippon Seiki Co Ltd                                          154,000                                          3,617,648
                                                                                                    --------------------
                                                                                                             19,054,269
                                                                                                    --------------------
Beverages - Wine & Spirits (1.01%)
Diageo PLC                                                   311,238                                          4,630,069
Pernod-Ricard SA                                              25,936                                          4,818,593
                                                                                                    --------------------
                                                                                                              9,448,662
                                                                                                    --------------------
Brewery (0.45%)
InBev NV                                                      90,259                                          4,249,249
                                                                                                    --------------------

Building - Heavy Construction (1.08%)
ACS Actividades Cons y Serv                                  120,750                                          4,200,854
Aker Kvaerner ASA (a)                                         42,000                                          2,883,042
Daewoo Engineering & Construction Co Ltd                     223,000                                          3,016,794
                                                                                                    --------------------
                                                                                                             10,100,690
                                                                                                    --------------------
Building - Residential & Commercial (0.74%)
Kaufman & Broad SA                                            32,161                                          3,005,135
Persimmon PLC                                                174,293                                          3,903,192
                                                                                                    --------------------
                                                                                                              6,908,327
                                                                                                    --------------------
Building & Construction - Miscellaneous (0.64%)
Eiffage                                                       27,648                                          2,850,344
Koninklijke BAM Groep NV                                      34,858                                          3,123,810
                                                                                                    --------------------
                                                                                                              5,974,154
                                                                                                    --------------------
Building & Construction Products - Miscellaneous (0.42%)
Fletcher Building Ltd                                        447,914                                          2,310,527
K Wah International Holdings Ltd                           6,298,065                                          1,615,680
                                                                                                    --------------------
                                                                                                              3,926,207
                                                                                                    --------------------

Building Products - Cement & Aggregate (1.46%)
Cementir SpA                                                 440,920                                          2,741,294
Ciments Francais                                              24,380                                          3,389,729
Rinker Group Ltd                                             336,137                                          4,266,679
Taiheiyo Cement Corp                                         810,000                                          3,286,636
                                                                                                    --------------------
                                                                                                             13,684,338
                                                                                                    --------------------
Cable TV (0.36%)
Rogers Communications - Class B                               77,800                                          3,409,236
                                                                                                    --------------------

Cellular Telecommunications (0.88%)
Cosmote Mobile Telecommunications SA                         103,700                                          2,392,535
NTT DoCoMo Inc                                                 3,620                                          5,875,368
                                                                                                    --------------------
                                                                                                              8,267,903
                                                                                                    --------------------
Chemicals - Diversified (1.46%)
K+S AG                                                        48,916                                          3,340,582
Koninklijke DSM NV                                            86,109                                          3,849,977
Shin-Etsu Chemical Co Ltd                                    114,400                                          6,518,157
                                                                                                    --------------------
                                                                                                             13,708,716
                                                                                                    --------------------
Chemicals - Specialty (0.33%)
Daicel Chemical Industries Ltd                               382,000                                          3,103,250
                                                                                                    --------------------

Circuit Boards (0.45%)
Ibiden Co Ltd                                                 75,100                                          4,221,227
                                                                                                    --------------------

Commercial Banks (11.40%)
ABN AMRO Holding NV                                          192,000                                          5,327,375
Anglo Irish Bank Corp PLC                                    327,000                                          5,161,988
Banco Bilbao Vizcaya Argentaria SA                           472,044                                          9,526,631
Banco Santander Central Hispano SA                           446,108                                          6,413,832
Bank of Fukuoka Ltd/The                                      389,000                                          3,352,847
DNB NOR ASA                                                  298,700                                          3,342,543
ForeningsSparbanken AB                                       142,700                                          4,057,012
Fortis                                                       158,005                                          5,493,107
HSBC Holdings PLC                                            155,619                                          2,584,707
Industrial Bank Of Korea                                     202,300                                          3,596,584
Jyske Bank (a)                                                65,400                                          3,276,969
KBC Groep NV                                                  63,492                                          6,372,175
Mitsubishi UFJ Financial Group Inc                               912                                         13,166,019
Mizuho Financial Group Inc                                       980                                          8,036,561
National Bank of Greece SA                                    59,750                                          2,729,497
Resona Holdings Inc                                              700                                          2,756,588
Royal Bank of Canada                                          76,200                                          5,936,442
Societe Generale                                              42,535                                          5,614,380
Sumitomo Mitsui Financial Group Inc                              555                                          6,495,109
Sumitomo Trust & Banking Co Ltd/The                          327,000                                          3,606,176
                                                                                                    --------------------
                                                                                                            106,846,542
                                                                                                    --------------------
Computer Services (0.58%)
Computershare Ltd                                            533,567                                          2,780,929
WM-data AB                                                   778,000                                          2,666,518
                                                                                                    --------------------
                                                                                                              5,447,447
                                                                                                    --------------------
Computers - Integrated Systems (0.30%)
Otsuka Corp                                                   24,600                                          2,811,669
                                                                                                    --------------------

Computers - Peripheral Equipment (0.36%)
Logitech International SA (a)                                 79,780                                          3,384,625
                                                                                                    --------------------


Consulting Services (0.32%)
KK DaVinci Advisors (a)                                          414                                          2,963,584
                                                                                                    --------------------

Distribution & Wholesale (0.96%)
Lotte Shopping Co (a)(b)(c)                                   58,978                                          1,219,075
Univar NV                                                     66,449                                          3,376,835
Wolseley PLC                                                 183,899                                          4,428,820
                                                                                                    --------------------
                                                                                                              9,024,730
                                                                                                    --------------------
Diversified Financial Services (0.66%)
Sampo Oyj                                                    139,500                                          2,717,093
Woori Finance Holdings Co Ltd                                176,500                                          3,476,390
                                                                                                    --------------------
                                                                                                              6,193,483
                                                                                                    --------------------
Diversified Manufacturing Operations (0.88%)
Charter Plc (a)                                              250,000                                          2,748,205
Siemens AG                                                    60,207                                          5,494,898
                                                                                                    --------------------
                                                                                                              8,243,103
                                                                                                    --------------------
Diversified Minerals (2.36%)
Anglo American PLC                                           116,400                                          4,470,717
BHP Billiton Ltd                                             528,891                                         10,322,088
BHP Billiton PLC                                             394,235                                          7,276,643
                                                                                                    --------------------
                                                                                                             22,069,448
                                                                                                    --------------------
Electric - Distribution (0.58%)
National Grid PLC                                            535,328                                          5,475,637
                                                                                                    --------------------

Electric - Integrated (2.18%)
E.ON AG                                                       64,011                                          7,158,798
Fortum Oyj                                                   132,400                                          2,956,620
RWE AG                                                        75,215                                          6,201,548
Verbund - Oesterreichische Elektrizitaetswirtschafts AG        9,259                                          4,137,497
                                                                                                    --------------------
                                                                                                             20,454,463
                                                                                                    --------------------
Electronic Components - Miscellaneous (0.87%)
Chemring Group Plc                                           238,615                                          4,098,916
Hoya Corp                                                    100,400                                          4,030,923
                                                                                                    --------------------
                                                                                                              8,129,839
                                                                                                    --------------------
Electronic Components - Semiconductors (2.19%)
Samsung Electronics Co Ltd                                    19,542                                         14,991,013
Shinko Electric Industries                                    29,600                                          2,346,457
SOITEC (a)                                                   129,682                                          3,206,146
                                                                                                    --------------------
                                                                                                             20,543,616
                                                                                                    --------------------
Engineering - Research & Development Services (0.37%)
Chiyoda Corp                                                 135,000                                          3,482,681
                                                                                                    --------------------

Entertainment Software (0.30%)
Square Enix Co Ltd                                           103,800                                          2,766,463
                                                                                                    --------------------

Finance - Investment Banker & Broker (2.58%)
Credit Suisse Group                                           59,757                                          3,482,055
Macquarie Bank Ltd                                           102,397                                          5,296,610
Nomura Holdings Inc                                          280,000                                          5,477,299
UBS AG                                                        91,296                                          9,905,662
                                                                                                    --------------------
                                                                                                             24,161,626
                                                                                                    --------------------
Finance - Leasing Company (0.57%)
ORIX Corp                                                     20,750                                          5,379,597
                                                                                                    --------------------


Finance - Other Services (0.26%)
NETeller PLC (a)                                             176,368                                          2,455,999
                                                                                                    --------------------

Financial Guarantee Insurance (0.28%)
Euler Hermes SA                                               25,262                                          2,638,105
                                                                                                    --------------------

Food - Miscellaneous/Diversified (1.62%)
Nestle SA                                                     37,192                                         10,886,738
Orkla ASA                                                    107,500                                          4,278,976
                                                                                                    --------------------
                                                                                                             15,165,714
                                                                                                    --------------------
Food - Retail (0.25%)
Metro Inc                                                     90,300                                          2,371,036
                                                                                                    --------------------

Footwear & Related Apparel (0.28%)
Geox SpA                                                     228,241                                          2,594,152
                                                                                                    --------------------

Harbor Transportation Services (0.25%)
Kamigumi Co Ltd                                              265,000                                          2,342,929
                                                                                                    --------------------

Home Decoration Products (0.29%)
Hunter Douglas NV                                             45,648                                          2,715,533
                                                                                                    --------------------

Human Resources (0.34%)
Michael Page International Plc                               669,162                                          3,175,499
                                                                                                    --------------------

Import & Export (0.97%)
Itochu Corp                                                  520,000                                          4,424,209
Mitsubishi Corp                                              197,900                                          4,632,008
                                                                                                    --------------------
                                                                                                              9,056,217
                                                                                                    --------------------
Leisure & Recreation Products (0.41%)
Sega Sammy Holdings Inc                                      105,600                                          3,797,685
                                                                                                    --------------------

Life & Health Insurance (0.42%)
T&D Holdings Inc                                              55,000                                          3,932,431
                                                                                                    --------------------

Machinery - Construction & Mining (0.99%)
Atlas Copco AB                                               166,000                                          3,891,085
Komatsu Ltd                                                  290,000                                          5,363,260
                                                                                                    --------------------
                                                                                                              9,254,345
                                                                                                    --------------------
Machinery - Electrical (0.51%)
Nidec Corp                                                    52,000                                          4,775,125
                                                                                                    --------------------

Machinery - Farm (0.49%)
Kubota Corp                                                  477,000                                          4,555,469
                                                                                                    --------------------

Machinery - General Industry (0.93%)
Andritz AG                                                    21,800                                          2,505,020
MAN AG                                                        57,060                                          3,273,855
MMI Holding Ltd                                            5,965,000                                          2,903,839
                                                                                                    --------------------
                                                                                                              8,682,714
                                                                                                    --------------------
Medical - Drugs (9.88%)
AstraZeneca PLC                                              227,933                                         11,027,186
GlaxoSmithKline PLC                                          625,288                                         15,981,163
Merck KGaA                                                    38,904                                          4,070,294
Novartis AG                                                  270,449                                         14,819,702
Roche Holding AG                                              71,584                                         11,287,150

Rohto Pharmaceutical Co Ltd                                  332,000                                          4,027,164
Sanofi-Aventis                                               143,377                                         13,136,044
Santen Pharmaceutical Co Ltd                                 112,700                                          2,955,529
Schering AG                                                   57,060                                          3,896,753
Takeda Pharmaceutical Co Ltd                                 145,200                                          8,235,835
Tsumura & Co                                                 110,000                                          3,185,410
                                                                                                    --------------------
                                                                                                             92,622,230
                                                                                                    --------------------
Medical Products (0.67%)
Cochlear Ltd                                                  81,544                                          2,846,724
Phonak Holding AG                                             68,472                                          3,383,247
                                                                                                    --------------------
                                                                                                              6,229,971
                                                                                                    --------------------
Metal - Diversified (1.34%)
Rio Tinto Ltd                                                114,380                                          6,560,177
Rio Tinto PLC                                                 57,475                                          2,930,751
Zinifex Ltd                                                  518,730                                          3,080,298
                                                                                                    --------------------
                                                                                                             12,571,226
                                                                                                    --------------------
Multi-line Insurance (0.66%)
ING Groep NV 7.20%                                           174,293                                          6,215,982
                                                                                                    --------------------

Multimedia (0.50%)
Vivendi Universal SA                                         150,431                                          4,709,189
                                                                                                    --------------------

Office Automation & Equipment (0.97%)
Canon Inc                                                    149,587                                          9,046,905
                                                                                                    --------------------

Oil - Field Services (0.54%)
Trican Well Service Ltd (a)                                   96,400                                          5,077,589
                                                                                                    --------------------

Oil & Gas Drilling (0.32%)
Precision Drilling Trust                                      90,000                                          2,991,341
                                                                                                    --------------------

Oil Company - Exploration & Production (2.89%)
CNOOC Ltd                                                  5,090,000                                          4,297,878
EnCana                                                       144,600                                          7,177,512
Nexen                                                        109,200                                          6,227,447
Penn West Energy Trust                                        77,800                                          2,847,155
Talisman Energy                                              108,500                                          6,576,620
                                                                                                    --------------------
                                                                                                             27,126,612
                                                                                                    --------------------
Oil Company - Integrated (8.76%)
BP PLC                                                     1,447,939                                         17,409,546
ENI SpA                                                      374,108                                         11,302,466
Husky Energy Inc                                              76,800                                          4,802,939
OMV AG                                                        45,959                                          3,245,235
Royal Dutch Shell PLC - A Shares                             430,760                                         14,656,469
Royal Dutch Shell PLC - A Shares                              16,136                                            548,631
Royal Dutch Shell PLC - B Shares                             271,950                                          9,734,596
Total SA                                                      73,876                                         20,381,566
                                                                                                    --------------------
                                                                                                             82,081,448
                                                                                                    --------------------
Oil Refining & Marketing (0.26%)
Caltex Australia Ltd                                         168,846                                          2,471,459
                                                                                                    --------------------

Optical Supplies (0.35%)
Luxottica Group SpA                                          125,000                                          3,263,430
                                                                                                    --------------------

Property & Casualty Insurance (0.66%)
Northbridge Financial Corp                                    83,900                                          2,546,427

QBE Insurance Group Ltd                                      248,990                                          3,644,555
                                                                                                    --------------------
                                                                                                              6,190,982
                                                                                                    --------------------
Publicly Traded Investment Fund (1.98%)
iShares MSCI EAFE Index Fund                                 295,000                                         18,534,850
                                                                                                    --------------------

Publishing - Periodicals (0.34%)
Eniro AB                                                     244,000                                          3,172,119
                                                                                                    --------------------

Real Estate Operator & Developer (1.38%)
China Overseas Land & Investment Ltd                       5,130,000                                          2,661,817
Fadesa Inmobiliaria SA                                        74,697                                          2,956,968
Inmobiliaria Urbis SA                                        127,400                                          2,575,784
Sino Land Co                                               1,700,000                                          2,377,791
Wheelock & Co Ltd                                          1,300,000                                          2,354,587
                                                                                                    --------------------
                                                                                                             12,926,947
                                                                                                    --------------------
Recycling (0.25%)
Tomra Systems ASA                                            295,000                                          2,337,384
                                                                                                    --------------------

REITS - Diversified (0.49%)
Unibail                                                       31,123                                          4,588,027
                                                                                                    --------------------

Retail - Apparel & Shoe (1.37%)
Inditex SA                                                   124,495                                          4,273,695
Next PLC                                                     150,000                                          4,622,850
Shimamura Co Ltd                                              31,200                                          3,965,797
                                                                                                    --------------------
                                                                                                             12,862,342
                                                                                                    --------------------
Retail - Consumer Electronics (0.57%)
Yamada Denki Co Ltd                                           41,200                                          5,321,351
                                                                                                    --------------------

Retail - Discount (0.56%)
Shinsegae Co Ltd                                               9,855                                          5,210,232
                                                                                                    --------------------

Retail - Drug Store (0.38%)
Sundrug Co Ltd                                                55,500                                          3,574,681
                                                                                                    --------------------

Retail - Major Department Store (0.50%)
Marks & Spencer Group PLC                                    544,666                                          4,709,584
                                                                                                    --------------------

Retail - Miscellaneous/Diversified (0.58%)
Aeon Co Ltd                                                  207,500                                          5,477,085
                                                                                                    --------------------

Retail - Pubs (0.72%)
Enterprise Inns Plc                                          217,866                                          3,577,921
Punch Taverns PLC                                            207,492                                          3,193,660
                                                                                                    --------------------
                                                                                                              6,771,581
                                                                                                    --------------------
Rubber - Tires (0.41%)
Continental AG                                                39,942                                          3,883,519
                                                                                                    --------------------

Security Services (0.27%)
Prosegur Cia de Seguridad SA                                  93,371                                          2,515,910
                                                                                                    --------------------

Semiconductor Component - Integrated Circuits (0.75%)
CSR PLC (a)                                                  207,492                                          4,128,524
Wolfson Microelectronics PLC (a)                             400,000                                          2,877,506
                                                                                                    --------------------
                                                                                                              7,006,030
                                                                                                    --------------------

Semiconductor Equipment (0.55%)
Tokyo Electron Ltd                                            67,400                                          5,175,979
                                                                                                    --------------------

Soap & Cleaning Products (0.56%)
Reckitt Benckiser PLC                                        158,420                                          5,203,330
                                                                                                    --------------------

Steel - Producers (0.64%)
IPSCO                                                         35,500                                          3,283,587
Salzgitter AG                                                 40,000                                          2,754,031
                                                                                                    --------------------
                                                                                                              6,037,618
                                                                                                    --------------------
Steel Pipe & Tube (0.49%)
Vallourec                                                      6,561                                          4,596,970
                                                                                                    --------------------

Telecommunication Services (0.60%)
Starhub Ltd                                                2,525,000                                          3,376,417
Telenor ASA                                                  228,000                                          2,285,976
                                                                                                    --------------------
                                                                                                              5,662,393
                                                                                                    --------------------
Telephone - Integrated (0.33%)
KDDI Corp                                                        575                                          3,045,317
                                                                                                    --------------------

Television (0.37%)
Modern Times Group AB (a)                                     70,900                                          3,444,866
                                                                                                    --------------------

Tobacco (1.85%)
British American Tobacco PLC                                 261,751                                          5,898,981
Imperial Tobacco Group PLC                                   197,997                                          5,887,406
KT&G Corp                                                     67,400                                          3,262,924
Rothmans Inc                                                 112,900                                          2,320,607
                                                                                                    --------------------
                                                                                                             17,369,918
                                                                                                    --------------------
Transport - Marine (0.37%)
AP Moller - Maersk A/S                                           347                                          3,454,815
                                                                                                    --------------------

Transport - Rail (0.90%)
Canadian National Railway                                     49,900                                          4,495,496
East Japan Railway Co                                            570                                          3,968,308
                                                                                                    --------------------
                                                                                                              8,463,804
                                                                                                    --------------------
Transport - Truck (0.48%)
DSV A/S                                                       32,200                                          4,473,605
                                                                                                    --------------------

Venture Capital (0.44%)
3i Group PLC                                                 250,000                                          4,074,541
                                                                                                    --------------------

Wireless Equipment (1.54%)
Nokia OYJ                                                    491,600                                          8,984,093
Telefonaktiebolaget LM Ericsson                            1,504,000                                          5,411,564
                                                                                                    --------------------
                                                                                                             14,395,657
                                                                                                    --------------------
TOTAL COMMON STOCKS                                                                                $        920,524,216
                                                                                                    --------------------
PREFERRED STOCKS (0.43%)
Auto - Car & Light Trucks (0.43%)
Porsche AG                                                     5,187                                          4,040,534
                                                                                                    --------------------
TOTAL PREFERRED STOCKS                                                                             $          4,040,534
                                                                                                    --------------------

                                                           Principal
                                                            Amount                                         Value
                                                           -------------------------------------------------------------
SHORT TERM INVESTMENTS (1.01%)
Commercial Paper (1.01%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                           9,450,068                                          9,450,068
                                                                                                    --------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $          9,450,068
                                                                                                    --------------------
Total Investments                                                                                  $        934,014,818
Other Assets in Excess of Liabilities, Net - 0.33%                                                            3,105,079
                                                                                                    --------------------
TOTAL NET ASSETS - 100.00%                                                                         $        937,119,897
                                                                                                    ====================
                                                                                                    --------------------

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,219,075 or 0.13% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,219,075 or 0.13% of net assets.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $        185,654,896
Unrealized Depreciation                                  (2,010,634)
                                                 --------------------
Net Unrealized Appreciation (Depreciation)               183,644,262
Cost for federal income tax purposes                     750,370,556


Portfolio Summary (unaudited)
------------------------------------------------------------
Country                                             Percent
------------------------------------------------------------
Japan                                                23.17%
United Kingdom                                       15.58%
France                                                8.17%
Canada                                                6.41%
Switzerland                                           6.10%
Netherlands                                           5.29%
Germany                                               5.27%
Australia                                             4.40%
Korea, Republic Of                                    3.71%
Spain                                                 3.46%
United States                                         2.99%
Sweden                                                2.42%
Italy                                                 2.12%
Belgium                                               1.72%
Norway                                                1.61%
Finland                                               1.56%
Hong Kong                                             1.42%
Denmark                                               1.20%
Austria                                               1.05%
Singapore                                             0.67%
Ireland                                               0.55%
Greece                                                0.55%
New Zealand                                           0.25%
Other Assets in Excess of Liabilities, Net            0.33%
                                            ----------------
TOTAL NET ASSETS                                    100.00%
                                            ================


Schedule of Investments
January 31, 2006 (unaudited)
LargeCap Growth Fund
                                                              Shares
                                                               Held                                          Value
                                                             -------------------------------------------------------------
COMMON STOCKS (94.88%)
Airlines (1.37%)
Southwest Airlines Co                                          624,000                               $         10,271,040
                                                                                                      --------------------

Applications Software (1.22%)
Citrix Systems Inc (a)                                         295,000                                          9,097,800
                                                                                                      --------------------

Beverages - Non-alcoholic (5.01%)
Coca-Cola Co/The                                               381,100                                         15,769,918
PepsiCo Inc                                                    378,500                                         21,642,630
                                                                                                      --------------------
                                                                                                               37,412,548
                                                                                                      --------------------
Computers (5.53%)
Apple Computer Inc (a)                                         348,900                                         26,345,439
Hewlett-Packard Co                                             480,500                                         14,981,990
                                                                                                      --------------------
                                                                                                               41,327,429
                                                                                                      --------------------
Cosmetics & Toiletries (1.87%)
Colgate-Palmolive Co                                           254,800                                         13,985,972
                                                                                                      --------------------

Diversified Manufacturing Operations (3.12%)
Ingersoll-Rand Co Ltd                                          181,300                                          7,119,651
Textron Inc                                                    191,900                                         16,207,874
                                                                                                      --------------------
                                                                                                               23,327,525
                                                                                                      --------------------
E-Commerce - Services (1.50%)
eBay Inc (a)                                                   261,000                                         11,249,100
                                                                                                      --------------------

Electric - Integrated (1.34%)
TXU Corp                                                       197,600                                         10,006,464
                                                                                                      --------------------

Electronic Components - Semiconductors (3.22%)
Broadcom Corp (a)                                              301,600                                         20,569,120
Microchip Technology Inc                                        92,313                                          3,462,661
                                                                                                      --------------------
                                                                                                               24,031,781
                                                                                                      --------------------
Enterprise Software & Services (1.00%)
SAP AG ADR                                                     146,000                                          7,500,020
                                                                                                      --------------------

Finance - Commercial (3.07%)
CIT Group Inc                                                  429,700                                         22,920,198
                                                                                                      --------------------

Finance - Credit Card (1.54%)
Capital One Financial Corp                                     138,000                                         11,495,400
                                                                                                      --------------------

Finance - Investment Banker & Broker (6.12%)
Charles Schwab Corp/The                                        758,000                                         11,210,820
Goldman Sachs Group Inc                                        169,900                                         23,998,375
Morgan Stanley                                                 172,000                                         10,569,400
                                                                                                      --------------------
                                                                                                               45,778,595
                                                                                                      --------------------
Food - Confectionery (1.21%)
WM Wrigley Jr Co                                               141,300                                          9,037,548
                                                                                                      --------------------


Life & Health Insurance (2.59%)
Cigna Corp                                                     159,000                                         19,334,400
                                                                                                      --------------------

Medical - Biomedical/Gene (1.84%)
Celgene Corp (a)                                               193,000                                         13,731,950
                                                                                                      --------------------

Medical - Drugs (3.33%)
Allergan Inc                                                    90,000                                         10,476,000
Schering-Plough Corp                                           753,500                                         14,429,525
                                                                                                      --------------------
                                                                                                               24,905,525
                                                                                                      --------------------
Medical - Generic Drugs (1.04%)
Teva Pharmaceutical Industries Ltd ADR (b)                     182,000                                          7,758,660
                                                                                                      --------------------

Medical - HMO (1.10%)
Aetna Inc                                                       85,000                                          8,228,000
                                                                                                      --------------------

Networking Products (1.25%)
Juniper Networks Inc (a)                                       513,800                                          9,315,194
                                                                                                      --------------------

Oil Company - Exploration & Production (3.45%)
Apache Corp                                                    194,800                                         14,713,244
Devon Energy Corp                                              161,800                                         11,036,378
                                                                                                      --------------------
                                                                                                               25,749,622
                                                                                                      --------------------
Oil Company - Integrated (2.91%)
ConocoPhillips                                                 336,100                                         21,745,670
                                                                                                      --------------------

Optical Supplies (1.97%)
Alcon Inc                                                      115,400                                         14,761,968
                                                                                                      --------------------

Pharmacy Services (1.75%)
Caremark Rx Inc (a)                                            265,900                                         13,108,870
                                                                                                      --------------------

Regional Banks (1.43%)
PNC Financial Services Group Inc                               165,000                                         10,701,900
                                                                                                      --------------------

Retail - Apparel & Shoe (4.11%)
Nordstrom Inc                                                  565,500                                         23,592,660
Ross Stores Inc                                                251,000                                          7,153,500
                                                                                                      --------------------
                                                                                                               30,746,160
                                                                                                      --------------------
Retail - Drug Store (3.06%)
CVS Corp                                                       825,000                                         22,902,000
                                                                                                      --------------------

Retail - Office Supplies (2.92%)
Staples Inc                                                    920,100                                         21,815,571
                                                                                                      --------------------

Retail - Regional Department Store (1.11%)
Federated Department Stores Inc                                124,000                                          8,262,120
                                                                                                      --------------------

Retail - Restaurants (2.24%)
McDonald's Corp                                                477,500                                         16,717,275
                                                                                                      --------------------

Semiconductor Component - Integrated Circuits (2.10%)
Marvell Technology Group Ltd (a)                               229,800                                         15,722,916
                                                                                                      --------------------


Semiconductor Equipment (1.89%)
Applied Materials Inc                                          740,500                                         14,106,525
                                                                                                      --------------------

Steel - Producers (1.10%)
Nucor Corp                                                      98,000                                          8,254,540
                                                                                                      --------------------

Steel - Specialty (0.71%)
Allegheny Technologies Inc                                     103,000                                          5,340,550
                                                                                                      --------------------

Telecommunication Equipment (3.58%)
Comverse Technology Inc (a)                                    669,000                                         18,323,910
Tellabs Inc (a)                                                661,000                                          8,454,190
                                                                                                      --------------------
                                                                                                               26,778,100
                                                                                                      --------------------
Therapeutics (2.58%)
Gilead Sciences Inc (a)                                        316,500                                         19,265,355
                                                                                                      --------------------

Web Portals (4.87%)
Google Inc (a)                                                  83,990                                         36,388,667
                                                                                                      --------------------

Wireless Equipment (4.83%)
Motorola Inc                                                 1,114,000                                         25,298,940
Nokia OYJ ADR                                                  589,000                                         10,825,820
                                                                                                      --------------------
                                                                                                               36,124,760
                                                                                                      --------------------
TOTAL COMMON STOCKS                                                                                  $        709,207,718
                                                                                                      --------------------
                                                             Principal
                                                              Amount                                         Value
                                                             -------------------------------------------------------------
SHORT TERM INVESTMENTS (5.45%)
Commercial Paper (5.45%)
Investment in Joint Trading Account; Federal
National Mortgage Association
4.38%, 2/ 1/2006                                             40,709,813                                        40,709,813
                                                                                                      --------------------
TOTAL SHORT TERM INVESTMENTS                                                                         $         40,709,813
                                                                                                      --------------------
REPURCHASE AGREEMENTS (1.05%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006     7,840,956                                          7,840,000
(collateralized by Federal Home Loan Bank ARM;
$8,016,794; 12/1/2035)  (c)
                                                                                                      --------------------

TOTAL REPURCHASE AGREEMENTS                                                                          $          7,840,000
                                                                                                      --------------------
Total Investments                                                                                    $        757,757,531
Liabilities in Excess of Other Assets, Net - (1.38)%                                                         (10,319,774)
                                                                                                      --------------------
TOTAL NET ASSETS - 100.00%                                                                           $        747,437,757
                                                                                                      ====================
                                                                                                      --------------------

                                                                                                      ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $        125,037,368
Unrealized Depreciation                                             (8,654,177)
                                                            --------------------
Net Unrealized Appreciation (Depreciation)                          116,383,191
Cost for federal income tax purposes                                641,374,340


Portfolio Summary (unaudited)
--------------------------------------------------------------------------------
Sector                                                                  Percent
--------------------------------------------------------------------------------
Consumer, Non-cyclical                                                   21.70%
Financial                                                                21.24%
Communications                                                           16.04%
Technology                                                               14.96%
Consumer, Cyclical                                                       14.81%
Energy                                                                    6.35%
Industrial                                                                3.12%
Basic Materials                                                           1.82%
Utilities                                                                 1.34%
Liabilities in Excess of Other Assets, Net                             (-1.38%)
                                                            --------------------
TOTAL NET ASSETS                                                        100.00%
                                                            ====================


Schedule of Investments
January 31, 2006 (unaudited)
LargeCap S&P 500 Index Fund
                                                               Shares
                                                                Held                                          Value
                                                              -------------------------------------------------------------
COMMON STOCKS (96.56%)
Advertising Agencies (0.16%)
Interpublic Group of Cos Inc (a)                                 28,891                               $            291,799
Omnicom Group Inc                                                12,098                                            989,496
                                                                                                       --------------------
                                                                                                                 1,281,295
                                                                                                       --------------------
Aerospace & Defense (1.26%)
Boeing Co                                                        54,172                                          3,700,489
General Dynamics Corp                                            13,509                                          1,571,907
Lockheed Martin Corp                                             23,994                                          1,623,194
Northrop Grumman Corp                                            23,842                                          1,481,303
Raytheon Co                                                      29,978                                          1,228,199
Rockwell Collins Inc                                             11,592                                            543,897
                                                                                                       --------------------
                                                                                                                10,148,989
                                                                                                       --------------------
Aerospace & Defense Equipment (0.54%)
Goodrich Corp                                                     8,248                                            324,724
United Technologies Corp                                         68,359                                          3,990,115
                                                                                                       --------------------
                                                                                                                 4,314,839
                                                                                                       --------------------
Agricultural Chemicals (0.19%)
Monsanto Co                                                      18,017                                          1,524,418
                                                                                                       --------------------

Agricultural Operations (0.17%)
Archer-Daniels-Midland Co                                        43,833                                          1,380,739
                                                                                                       --------------------

Airlines (0.10%)
Southwest Airlines Co                                            46,814                                            770,558
                                                                                                       --------------------

Apparel Manufacturers (0.22%)
Coach Inc (a)                                                    25,506                                            916,941
Jones Apparel Group Inc                                           7,839                                            245,204
Liz Claiborne Inc                                                 7,156                                            248,456
VF Corp                                                           5,967                                            331,049
                                                                                                       --------------------
                                                                                                                 1,741,650
                                                                                                       --------------------
Appliances (0.06%)
Maytag Corp (b)                                                   5,380                                             92,643
Whirlpool Corp                                                    4,526                                            365,158
                                                                                                       --------------------
                                                                                                                   457,801
                                                                                                       --------------------
Applications Software (2.35%)
Citrix Systems Inc (a)                                           11,834                                            364,961
Compuware Corp (a)                                               26,001                                            214,248
Intuit Inc (a)                                                   11,874                                            621,366
Microsoft Corp                                                  614,339                                         17,293,643
Siebel Systems Inc                                               35,507                                            376,729
                                                                                                       --------------------
                                                                                                                18,870,947
                                                                                                       --------------------
Athletic Footwear (0.15%)
Nike Inc                                                         12,755                                          1,032,517
Reebok International Ltd                                          3,533                                            208,412
                                                                                                       --------------------
                                                                                                                 1,240,929
                                                                                                       --------------------
Auto - Car & Light Trucks (0.25%)
Ford Motor Co                                                   124,662                                          1,069,600
General Motors Corp (b)                                          37,949                                            913,053
                                                                                                       --------------------
                                                                                                                 1,982,653
                                                                                                       --------------------

Auto - Medium & Heavy Duty Trucks (0.11%)
Navistar International Corp (a)                                   4,139                                            112,581
Paccar Inc                                                       11,360                                            790,656
                                                                                                       --------------------
                                                                                                                   903,237
                                                                                                       --------------------
Auto/Truck Parts & Equipment - Original (0.12%)
Dana Corp (b)                                                    10,092                                             49,148
Johnson Controls Inc                                             12,950                                            896,658
                                                                                                       --------------------
                                                                                                                   945,806
                                                                                                       --------------------
Beverages - Non-alcoholic (1.59%)
Coca-Cola Co/The                                                138,905                                          5,747,889
Coca-Cola Enterprises Inc                                        20,337                                            401,452
Pepsi Bottling Group Inc                                          9,199                                            266,771
PepsiCo Inc                                                     111,345                                          6,366,707
                                                                                                       --------------------
                                                                                                                12,782,819
                                                                                                       --------------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp (b)                                             5,575                                            395,379
Constellation Brands Inc (a)                                     13,202                                            352,361
                                                                                                       --------------------
                                                                                                                   747,740
                                                                                                       --------------------
Brewery (0.30%)
Anheuser-Busch Cos Inc                                           52,098                                          2,158,941
Molson Coors Brewing Co                                           3,788                                            236,750
                                                                                                       --------------------
                                                                                                                 2,395,691
                                                                                                       --------------------
Broadcasting Services & Programming (0.13%)
Clear Channel Communications Inc                                 36,273                                          1,061,711
                                                                                                       --------------------

Building - Residential & Commercial (0.35%)
Centex Corp                                                       8,572                                            611,955
DR Horton Inc                                                    18,267                                            681,725
KB Home                                                           5,252                                            400,202
Lennar Corp                                                       9,216                                            576,553
Pulte Homes Inc                                                  14,397                                            574,440
                                                                                                       --------------------
                                                                                                                 2,844,875
                                                                                                       --------------------
Building & Construction Products - Miscellaneous (0.17%)
Masco Corp                                                       28,438                                            843,187
Vulcan Materials Co                                               6,832                                            491,084
                                                                                                       --------------------
                                                                                                                 1,334,271
                                                                                                       --------------------
Building Products - Air & Heating (0.05%)
American Standard Cos Inc                                        12,269                                            441,684
                                                                                                       --------------------

Cable TV (0.50%)
Comcast Corp (a)                                                145,724                                          4,054,042
                                                                                                       --------------------

Casino Hotels (0.11%)
Harrah's Entertainment Inc                                       12,333                                            907,709
                                                                                                       --------------------

Casino Services (0.10%)
International Game Technology                                    22,611                                            809,022
                                                                                                       --------------------

Chemicals - Diversified (0.79%)
Dow Chemical Co/The                                              64,767                                          2,739,644
EI Du Pont de Nemours & Co                                       61,698                                          2,415,477
PPG Industries Inc                                               11,209                                            666,935
Rohm & Haas Co                                                    9,663                                            491,847
                                                                                                       --------------------
                                                                                                                 6,313,903
                                                                                                       --------------------
Chemicals - Specialty (0.24%)
Ashland Inc                                                       4,816                                            317,471

Eastman Chemical Co                                               5,468                                            263,612
Ecolab Inc                                                       12,369                                            442,934
Engelhard Corp                                                    8,045                                            324,214
Hercules Inc (a)                                                  7,566                                             88,598
International Flavors & Fragrances Inc                            5,421                                            178,676
Sigma-Aldrich Corp (b)                                            4,513                                            292,803
                                                                                                       --------------------
                                                                                                                 1,908,308
                                                                                                       --------------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                           7,532                                            398,443
                                                                                                       --------------------

Commercial Banks (0.86%)
AmSouth Bancorp                                                  23,390                                            645,798
BB&T Corp                                                        36,390                                          1,420,666
Compass Bancshares Inc                                            8,358                                            407,202
First Horizon National Corp                                       8,455                                            320,191
M&T Bank Corp                                                     5,354                                            579,838
Marshall & Ilsley Corp                                           14,036                                            588,670
North Fork Bancorporation Inc                                    31,921                                            821,008
Regions Financial Corp                                           30,729                                          1,019,588
Synovus Financial Corp                                           20,958                                            579,908
Zions Bancorporation                                              7,008                                            554,122
                                                                                                       --------------------
                                                                                                                 6,936,991
                                                                                                       --------------------
Commercial Services (0.02%)
Convergys Corp (a)                                                9,394                                            161,577
                                                                                                       --------------------

Commercial Services - Finance (0.34%)
Equifax Inc                                                       8,716                                            333,997
H&R Block Inc                                                    21,987                                            537,802
Moody's Corp                                                     16,651                                          1,054,341
Paychex Inc                                                      22,381                                            813,550
                                                                                                       --------------------
                                                                                                                 2,739,690
                                                                                                       --------------------
Computer Aided Design (0.09%)
Autodesk Inc                                                     15,488                                            628,658
Parametric Technology Corp (a)                                   18,275                                            114,401
                                                                                                       --------------------
                                                                                                                   743,059
                                                                                                       --------------------
Computer Services (0.27%)
Affiliated Computer Services Inc (a)                              8,339                                            522,022
Computer Sciences Corp (a)                                       12,416                                            629,491
Electronic Data Systems Corp                                     34,999                                            881,625
Unisys Corp (a)(b)                                               22,902                                            153,214
                                                                                                       --------------------
                                                                                                                 2,186,352
                                                                                                       --------------------
Computers (3.06%)
Apple Computer Inc (a)                                           56,557                                          4,270,619
Dell Inc (a)                                                    157,939                                          4,629,192
Gateway Inc (a)                                                  17,778                                             48,356
Hewlett-Packard Co                                              192,265                                          5,994,823
International Business Machines Corp                            105,998                                          8,617,637
Sun Microsystems Inc (a)                                        229,125                                          1,031,063
                                                                                                       --------------------
                                                                                                                24,591,690
                                                                                                       --------------------
Computers - Integrated Systems (0.06%)
NCR Corp (a)                                                     12,319                                            457,651
                                                                                                       --------------------

Computers  -Memory Devices (0.36%)
EMC Corp/Massachusetts (a)                                      160,434                                          2,149,816
Network Appliance Inc (a)                                        24,972                                            779,126
                                                                                                       --------------------
                                                                                                                 2,928,942
                                                                                                       --------------------

Computers - Peripheral Equipment (0.05%)
Lexmark International Inc (a)                                     7,788                                            378,263
                                                                                                       --------------------

Consumer Products - Miscellaneous (0.39%)
Clorox Co                                                        10,112                                            605,203
Fortune Brands Inc                                                9,805                                            734,983
Kimberly-Clark Corp                                              31,351                                          1,790,769
                                                                                                       --------------------
                                                                                                                 3,130,955
                                                                                                       --------------------
Containers - Metal & Glass (0.03%)
Ball Corp                                                         6,980                                            282,690
                                                                                                       --------------------

Containers - Paper & Plastic (0.09%)
Bemis Co (b)                                                      7,066                                            215,654
Pactiv Corp (a)                                                   9,614                                            213,816
Sealed Air Corp                                                   5,460                                            301,774
                                                                                                       --------------------
                                                                                                                   731,244
                                                                                                       --------------------
Cosmetics & Toiletries (2.07%)
Alberto-Culver Co                                                 5,066                                            224,424
Avon Products Inc                                                30,762                                            871,180
Colgate-Palmolive Co                                             34,765                                          1,908,251
Estee Lauder Cos Inc/The (b)                                      8,096                                            295,261
Procter & Gamble Co                                             224,932                                         13,322,722
                                                                                                       --------------------
                                                                                                                16,621,838
                                                                                                       --------------------
Cruise Lines (0.19%)
Carnival Corp                                                    29,073                                          1,504,818
                                                                                                       --------------------

Data Processing & Management (0.57%)
Automatic Data Processing Inc                                    38,693                                          1,700,170
First Data Corp                                                  51,273                                          2,312,412
Fiserv Inc (a)                                                   12,379                                            544,429
                                                                                                       --------------------
                                                                                                                 4,557,011
                                                                                                       --------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                          9,279                                            320,404
                                                                                                       --------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                       7,038                                            446,350
                                                                                                       --------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                 11,644                                            495,219
WW Grainger Inc                                                   5,101                                            361,814
                                                                                                       --------------------
                                                                                                                   857,033
                                                                                                       --------------------
Diversified Manufacturing Operations (4.93%)
3M Co                                                            50,996                                          3,709,959
Cooper Industries Ltd                                             6,147                                            501,903
Danaher Corp                                                     15,920                                            901,709
Dover Corp                                                       13,600                                            624,648
Eaton Corp                                                        9,932                                            657,498
General Electric Co (c)                                         709,080                                         23,222,370
Honeywell International Inc                                      56,556                                          2,172,881
Illinois Tool Works Inc                                          13,740                                          1,158,145
Ingersoll-Rand Co Ltd                                            22,201                                            871,833
ITT Industries Inc                                                6,197                                            635,192
Leggett & Platt Inc                                              12,345                                            303,934
Parker Hannifin Corp                                              8,036                                            608,888
Textron Inc                                                       8,881                                            750,089
Tyco International Ltd                                          135,092                                          3,519,147
                                                                                                       --------------------
                                                                                                                39,638,196
                                                                                                       --------------------
Diversified Operations & Commercial Services (0.14%)
Cendant Corp                                                     68,743                                          1,150,758
                                                                                                       --------------------

Drug Delivery Systems (0.06%)
Hospira Inc (a)                                                  10,795                                            483,076
                                                                                                       --------------------

E-Commerce - Products (0.11%)
Amazon.Com Inc (a)(b)                                            20,582                                            922,485
                                                                                                       --------------------

E-Commerce - Services (0.41%)
eBay Inc (a)                                                     76,697                                          3,305,641
                                                                                                       --------------------

Electric - Generation (0.09%)
AES Corp/The (a)                                                 43,833                                            746,914
                                                                                                       --------------------

Electric - Integrated (2.90%)
Allegheny Energy Inc (a)                                         10,928                                            380,185
Ameren Corp                                                      13,708                                            695,818
American Electric Power Co Inc                                   26,419                                            985,957
Centerpoint Energy Inc                                           20,809                                            265,939
Cinergy Corp                                                     13,384                                            581,535
CMS Energy Corp (a)(b)                                           14,769                                            213,707
Consolidated Edison Inc                                          16,439                                            772,797
Constellation Energy Group Inc                                   11,977                                            697,900
Dominion Resources Inc/VA                                        23,304                                          1,760,151
DTE Energy Co                                                    11,933                                            503,573
Duke Energy Corp                                                 62,247                                          1,764,703
Edison International                                             21,864                                            958,081
Entergy Corp                                                     13,924                                            967,857
Exelon Corp                                                      44,774                                          2,570,923
FirstEnergy Corp                                                 22,134                                          1,108,913
FPL Group Inc                                                    26,498                                          1,107,351
PG&E Corp                                                        23,025                                            859,063
Pinnacle West Capital Corp                                        6,644                                            283,101
PPL Corp                                                         25,510                                            768,616
Progress Energy Inc                                              16,889                                            736,698
Public Service Enterprise Group Inc                              16,822                                          1,171,148
Southern Co/The                                                  49,758                                          1,731,578
TECO Energy Inc                                                  13,964                                            238,505
TXU Corp                                                         32,401                                          1,640,787
Xcel Energy Inc                                                  27,037                                            525,059
                                                                                                       --------------------
                                                                                                                23,289,945
                                                                                                       --------------------
Electric Products - Miscellaneous (0.30%)
Emerson Electric Co                                              27,567                                          2,135,064
Molex Inc                                                         9,631                                            291,338
                                                                                                       --------------------
                                                                                                                 2,426,402
                                                                                                       --------------------
Electronic Components - Miscellaneous (0.11%)
Jabil Circuit Inc (a)                                            11,675                                            471,670
Sanmina-SCI Corp (a)                                             35,273                                            148,500
Solectron Corp (a)                                               61,310                                            234,204
                                                                                                       --------------------
                                                                                                                   854,374
                                                                                                       --------------------
Electronic Components - Semiconductors (2.30%)
Advanced Micro Devices Inc (a)                                   27,116                                          1,135,076
Altera Corp (a)                                                  24,324                                            469,696
Applied Micro Circuits Corp (a)                                  20,049                                             65,961
Broadcom Corp (a)                                                19,407                                          1,323,557
Freescale Semiconductor Inc - B Shares (a)                       27,540                                            695,385
Intel Corp                                                      404,595                                          8,605,736
LSI Logic Corp (a)                                               26,286                                            240,517
Micron Technology Inc (a)(b)                                     41,472                                            608,809
National Semiconductor Corp                                      23,062                                            650,579
Nvidia Corp (a)                                                  11,487                                            516,456
PMC - Sierra Inc (a)                                             12,297                                            116,330
QLogic Corp (a)                                                   5,399                                            214,178
Texas Instruments Inc                                           108,585                                          3,173,940
Xilinx Inc                                                       23,389                                            658,634
                                                                                                       --------------------
                                                                                                                18,474,854
                                                                                                       --------------------
Electronic Forms (0.20%)
Adobe Systems Inc                                                40,346                                          1,602,543
                                                                                                       --------------------

Electronic Measurement Instruments (0.14%)
Agilent Technologies Inc (a)                                     27,588                                            935,509
Tektronix Inc                                                     5,595                                            165,053
                                                                                                       --------------------
                                                                                                                 1,100,562
                                                                                                       --------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc (b)                               8,062                                            653,183
                                                                                                       --------------------

Engineering - Research & Development Services (0.06%)
Fluor Corp (b)                                                    5,825                                            512,309
                                                                                                       --------------------

Engines - Internal Combustion (0.04%)
Cummins Inc                                                       3,142                                            305,717
                                                                                                       --------------------

Enterprise Software & Services (0.57%)
BMC Software Inc (a)                                             14,515                                            320,782
Computer Associates International Inc                            30,793                                            840,649
Novell Inc (a)                                                   25,635                                            249,685
Oracle Corp (a)                                                 252,383                                          3,172,454
                                                                                                       --------------------
                                                                                                                 4,583,570
                                                                                                       --------------------
Entertainment Software (0.14%)
Electronic Arts Inc (a)                                          20,170                                          1,100,879
                                                                                                       --------------------

Fiduciary Banks (0.57%)
Bank of New York Co Inc/The                                      51,685                                          1,644,100
Mellon Financial Corp                                            28,060                                            989,676
Northern Trust Corp                                              12,449                                            649,962
State Street Corp                                                22,004                                          1,330,362
                                                                                                       --------------------
                                                                                                                 4,614,100
                                                                                                       --------------------
Filtration & Separation Products (0.03%)
Pall Corp                                                         8,360                                            240,768
                                                                                                       --------------------

Finance - Commercial (0.09%)
CIT Group Inc                                                    13,406                                            715,076
                                                                                                       --------------------

Finance - Consumer Loans (0.19%)
SLM Corp                                                         28,004                                          1,567,104
                                                                                                       --------------------

Finance - Credit Card (0.75%)
American Express Co                                              83,327                                          4,370,501
Capital One Financial Corp                                       20,098                                          1,674,164
                                                                                                       --------------------
                                                                                                                 6,044,665
                                                                                                       --------------------
Finance - Investment Banker & Broker (5.43%)
Bear Stearns Cos Inc/The                                          7,604                                            961,602
Charles Schwab Corp/The                                          69,225                                          1,023,838

Citigroup Inc                                                   339,501                                         15,813,956
E*Trade Financial Corp (a)                                       27,451                                            653,059
Goldman Sachs Group Inc                                          30,252                                          4,273,095
JPMorgan Chase & Co                                             234,817                                          9,333,976
Lehman Brothers Holdings Inc                                     17,977                                          2,524,870
Merrill Lynch & Co Inc                                           61,669                                          4,629,492
Morgan Stanley                                                   72,336                                          4,445,047
                                                                                                       --------------------
                                                                                                                43,658,935
                                                                                                       --------------------
Finance - Mortgage Loan/Banker (1.03%)
Countrywide Financial Corp                                       40,076                                          1,340,141
Fannie Mae                                                       64,954                                          3,763,435
Freddie Mac                                                      46,372                                          3,146,804
                                                                                                       --------------------
                                                                                                                 8,250,380
                                                                                                       --------------------
Financial Guarantee Insurance (0.19%)
AMBAC Financial Group Inc                                         7,058                                            542,125
MBIA Inc                                                          8,997                                            553,855
MGIC Investment Corp                                              6,088                                            401,869
                                                                                                       --------------------
                                                                                                                 1,497,849
                                                                                                       --------------------
Food - Confectionery (0.17%)
Hershey Co/The                                                   12,151                                            622,131
WM Wrigley Jr Co                                                 12,040                                            770,079
                                                                                                       --------------------
                                                                                                                 1,392,210
                                                                                                       --------------------
Food - Meat Products (0.03%)
Tyson Foods Inc                                                  16,890                                            242,034
                                                                                                       --------------------

Food - Miscellaneous/Diversified (0.62%)
Campbell Soup Co                                                 12,489                                            373,796
ConAgra Foods Inc                                                34,823                                            721,881
General Mills Inc                                                23,841                                          1,158,911
HJ Heinz Co                                                      22,458                                            762,224
Kellogg Co                                                       17,234                                            739,339
McCormick & Co Inc                                                8,982                                            271,346
Sara Lee Corp                                                    50,972                                            931,768
                                                                                                       --------------------
                                                                                                                 4,959,265
                                                                                                       --------------------
Food - Retail (0.36%)
Albertson's Inc (b)                                              24,747                                            622,387
Kroger Co/The (a)                                                48,644                                            895,050
Safeway Inc                                                      30,152                                            706,763
Whole Foods Market Inc                                            9,219                                            681,007
                                                                                                       --------------------
                                                                                                                 2,905,207
                                                                                                       --------------------
Food - Wholesale & Distribution (0.19%)
Supervalu Inc                                                     9,139                                            291,808
Sysco Corp                                                       41,626                                          1,277,086
                                                                                                       --------------------
                                                                                                                 1,568,894
                                                                                                       --------------------
Forestry (0.20%)
Plum Creek Timber Co Inc (b)                                     12,352                                            456,283
Weyerhaeuser Co                                                  16,322                                          1,138,623
                                                                                                       --------------------
                                                                                                                 1,594,906
                                                                                                       --------------------
Gas - Distribution (0.23%)
KeySpan Corp                                                     11,701                                            420,300
Nicor Inc                                                         2,963                                            121,187
NiSource Inc                                                     18,295                                            375,596
Peoples Energy Corp (b)                                           2,559                                             95,246
Sempra Energy                                                    17,253                                            829,007
                                                                                                       --------------------
                                                                                                                 1,841,336
                                                                                                       --------------------

Gold Mining (0.23%)
Newmont Mining Corp                                              29,983                                          1,852,949
                                                                                                       --------------------

Health Care Cost Containment (0.14%)
McKesson Corp                                                    20,648                                          1,094,344
                                                                                                       --------------------

Home Decoration Products (0.05%)
Newell Rubbermaid Inc                                            18,488                                            437,056
                                                                                                       --------------------

Hotels & Motels (0.27%)
Hilton Hotels Corp                                               22,014                                            548,809
Marriott International Inc                                       11,045                                            736,039
Starwood Hotels & Resorts Worldwide Inc                          14,711                                            894,576
                                                                                                       --------------------
                                                                                                                 2,179,424
                                                                                                       --------------------
Human Resources (0.10%)
Monster Worldwide Inc (a)                                         8,260                                            352,372
Robert Half International Inc                                    11,429                                            417,501
                                                                                                       --------------------
                                                                                                                   769,873
                                                                                                       --------------------
Identification Systems - Development (0.03%)
Symbol Technologies Inc                                          16,842                                            207,999
                                                                                                       --------------------

Independent Power Producer (0.01%)
Dynegy Inc (a)(b)                                                20,217                                            111,193
                                                                                                       --------------------

Industrial Automation & Robots (0.10%)
Rockwell Automation Inc                                          12,021                                            794,227
                                                                                                       --------------------

Industrial Gases (0.26%)
Air Products & Chemicals Inc                                     14,890                                            918,564
Praxair Inc                                                      21,629                                          1,139,416
                                                                                                       --------------------
                                                                                                                 2,057,980
                                                                                                       --------------------
Instruments - Controls (0.05%)
Thermo Electron Corp (a)                                         10,883                                            366,104
                                                                                                       --------------------

Instruments - Scientific (0.18%)
Applera Corp - Applied Biosystems Group                          12,609                                            357,339
Fisher Scientific International Inc (a)                           8,228                                            550,206
PerkinElmer Inc                                                   8,778                                            199,612
Waters Corp (a)                                                   7,429                                            311,647
                                                                                                       --------------------
                                                                                                                 1,418,804
                                                                                                       --------------------
Insurance Brokers (0.23%)
AON Corp                                                         21,474                                            734,840
Marsh & McLennan Cos Inc                                         36,554                                          1,110,876
                                                                                                       --------------------
                                                                                                                 1,845,716
                                                                                                       --------------------
Internet Security (0.17%)
Symantec Corp (a)                                                72,577                                          1,333,965
                                                                                                       --------------------

Investment Management & Advisory Services (0.35%)
Ameriprise Financial Inc                                         16,508                                            671,710
Federated Investors Inc                                           5,683                                            219,421
Franklin Resources Inc                                            9,962                                            981,257
Janus Capital Group Inc                                          14,474                                            302,362
T Rowe Price Group Inc                                            8,769                                            670,215
                                                                                                       --------------------
                                                                                                                 2,844,965
                                                                                                       --------------------

Leisure & Recreation Products (0.03%)
Brunswick Corp                                                    6,472                                            243,282
                                                                                                       --------------------

Life & Health Insurance (0.88%)
Aflac Inc                                                        33,580                                          1,576,581
Cigna Corp                                                        8,441                                          1,026,426
Jefferson-Pilot Corp                                              8,994                                            524,620
Lincoln National Corp                                            11,625                                            633,911
Prudential Financial Inc                                         33,889                                          2,553,197
Torchmark Corp                                                    6,962                                            390,568
UnumProvident Corp                                               19,998                                            406,560
                                                                                                       --------------------
                                                                                                                 7,111,863
                                                                                                       --------------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                                       9,242                                            393,709
                                                                                                       --------------------

Machinery - Construction & Mining (0.39%)
Caterpillar Inc                                                  45,647                                          3,099,431
                                                                                                       --------------------

Machinery - Farm (0.14%)
Deere & Co                                                       16,185                                          1,161,436
                                                                                                       --------------------

Medical - Biomedical/Gene (1.17%)
Amgen Inc (a)                                                    82,832                                          6,037,625
Biogen Idec Inc (a)                                              22,776                                          1,019,226
Chiron Corp (a)                                                   7,340                                            334,704
Genzyme Corp (a)                                                 17,328                                          1,229,248
Medimmune Inc (a)                                                16,511                                            563,355
Millipore Corp (a)                                                3,494                                            240,317
                                                                                                       --------------------
                                                                                                                 9,424,475
                                                                                                       --------------------
Medical - Drugs (4.73%)
Abbott Laboratories                                             104,100                                          4,491,915
Allergan Inc                                                      8,832                                          1,028,045
Bristol-Myers Squibb Co                                         131,299                                          2,992,304
Eli Lilly & Co                                                   76,277                                          4,318,804
Forest Laboratories Inc (a)                                      22,667                                          1,049,029
King Pharmaceuticals Inc (a)                                     16,226                                            304,237
Merck & Co Inc                                                  146,742                                          5,062,599
Pfizer Inc                                                      494,684                                         12,703,485
Schering-Plough Corp                                             99,180                                          1,899,297
Wyeth                                                            90,077                                          4,166,061
                                                                                                       --------------------
                                                                                                                38,015,776
                                                                                                       --------------------
Medical - Generic Drugs (0.06%)
Mylan Laboratories Inc                                           14,670                                            288,999
Watson Pharmaceuticals Inc (a)                                    6,805                                            225,177
                                                                                                       --------------------
                                                                                                                   514,176
                                                                                                       --------------------
Medical - HMO (1.48%)
Aetna Inc                                                        19,192                                          1,857,786
Coventry Health Care Inc (a)                                     10,901                                            649,373
Humana Inc (a)                                                   10,924                                            609,231
UnitedHealth Group Inc                                           91,360                                          5,428,611
WellPoint Inc (a)                                                44,221                                          3,396,173
                                                                                                       --------------------
                                                                                                                11,941,174
                                                                                                       --------------------
Medical - Hospitals (0.25%)
HCA Inc                                                          28,448                                          1,396,228
Health Management Associates Inc                                 16,589                                            348,701
Tenet Healthcare Corp (a)                                        31,500                                            229,005
                                                                                                       --------------------
                                                                                                                 1,973,934
                                                                                                       --------------------

                                                                                                       --------------------
Medical - Nursing Homes (0.03%)
Manor Care Inc                                                    5,308                                            207,543
                                                                                                       --------------------

Medical - Wholesale Drug Distribution (0.33%)
AmerisourceBergen Corp                                           13,992                                            610,611
Cardinal Health Inc                                              28,737                                          2,070,213
                                                                                                       --------------------
                                                                                                                 2,680,824
                                                                                                       --------------------
Medical Information Systems (0.05%)
IMS Health Inc (b)                                               15,548                                            382,481
                                                                                                       --------------------

Medical Instruments (1.03%)
Boston Scientific Corp (a)                                       39,595                                            865,943
Guidant Corp                                                     22,266                                          1,638,777
Medtronic Inc                                                    81,174                                          4,583,896
St Jude Medical Inc (a)                                          24,601                                          1,208,647
                                                                                                       --------------------
                                                                                                                 8,297,263
                                                                                                       --------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)                           8,918                                            523,041
Quest Diagnostics Inc                                            11,120                                            549,661
                                                                                                       --------------------
                                                                                                                 1,072,702
                                                                                                       --------------------
Medical Products (2.10%)
Baxter International Inc                                         41,850                                          1,542,172
Becton Dickinson & Co                                            16,914                                          1,096,027
Biomet Inc                                                       16,715                                            631,994
Johnson & Johnson                                               199,642                                         11,487,401
Stryker Corp                                                     19,568                                            976,443
Zimmer Holdings Inc (a)                                          16,627                                          1,146,432
                                                                                                       --------------------
                                                                                                                16,880,469
                                                                                                       --------------------
Metal - Aluminum (0.23%)
Alcoa Inc                                                        58,399                                          1,839,568
                                                                                                       --------------------

Metal - Copper (0.14%)
Phelps Dodge Corp                                                 6,813                                          1,093,486
                                                                                                       --------------------

Metal - Diversified (0.10%)
Freeport-McMoRan Copper & Gold Inc                               12,349                                            793,423
                                                                                                       --------------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc                                              18,429                                            986,504
                                                                                                       --------------------

Multi-line Insurance (2.75%)
ACE Ltd                                                          21,630                                          1,184,242
Allstate Corp/The                                                43,528                                          2,265,632
American International Group Inc                                174,187                                         11,402,281
Cincinnati Financial Corp                                        11,724                                            533,911
Genworth Financial Inc                                           25,275                                            828,009
Hartford Financial Services Group Inc                            20,157                                          1,657,510
Loews Corp                                                        9,098                                            897,882
Metlife Inc (b)                                                  50,819                                          2,549,081
XL Capital Ltd                                                   11,701                                            791,690
                                                                                                       --------------------
                                                                                                                22,110,238
                                                                                                       --------------------
Multimedia (1.89%)
EW Scripps Co                                                     5,677                                            274,426
McGraw-Hill Cos Inc/The                                          25,159                                          1,284,115
Meredith Corp                                                     2,812                                            153,985
News Corp                                                       163,293                                          2,573,498
Time Warner Inc                                                 312,900                                          5,485,137
Viacom Inc (a)                                                   51,855                                          2,150,946
Walt Disney Co                                                  129,088                                          3,267,217
                                                                                                       --------------------
                                                                                                                15,189,324
                                                                                                       --------------------
Networking Products (0.95%)
Cisco Systems Inc (a)                                           412,216                                          7,654,851
                                                                                                       --------------------

Non-hazardous Waste Disposal (0.16%)
Allied Waste Industries Inc (a)(b)                               14,646                                            133,132
Waste Management Inc (b)                                         37,031                                          1,169,439
                                                                                                       --------------------
                                                                                                                 1,302,571
                                                                                                       --------------------
Office Automation & Equipment (0.20%)
Pitney Bowes Inc                                                 15,308                                            654,264
Xerox Corp (a)                                                   64,450                                            922,279
                                                                                                       --------------------
                                                                                                                 1,576,543
                                                                                                       --------------------
Office Supplies & Forms (0.05%)
Avery Dennison Corp                                               7,412                                            442,793
                                                                                                       --------------------

Oil - Field Services (1.43%)
Baker Hughes Inc                                                 22,940                                          1,776,474
BJ Services Co                                                   21,631                                            875,839
Halliburton Co                                                   34,416                                          2,737,793
Schlumberger Ltd                                                 39,532                                          5,038,353
Weatherford International Ltd (a)                                23,328                                          1,044,628
                                                                                                       --------------------
                                                                                                                11,473,087
                                                                                                       --------------------
Oil & Gas Drilling (0.46%)
Nabors Industries Ltd (a)                                        10,604                                            861,575
Noble Corp                                                        9,188                                            739,083
Rowan Cos Inc                                                     7,336                                            328,873
Transocean Inc (a)                                               22,151                                          1,797,553
                                                                                                       --------------------
                                                                                                                 3,727,084
                                                                                                       --------------------
Oil Company - Exploration & Production (1.47%)
Anadarko Petroleum Corp                                          15,917                                          1,716,171
Apache Corp                                                      22,098                                          1,669,062
Burlington Resources Inc                                         25,368                                          2,315,084
Devon Energy Corp                                                29,815                                          2,033,681
EOG Resources Inc                                                16,211                                          1,370,478
Kerr-McGee Corp                                                   7,785                                            859,386
Murphy Oil Corp                                                  11,080                                            631,560
XTO Energy Inc                                                   24,373                                          1,196,227
                                                                                                       --------------------
                                                                                                                11,791,649
                                                                                                       --------------------
Oil Company - Integrated (5.81%)
Amerada Hess Corp                                                 5,368                                            830,966
Chevron Corp                                                    150,658                                          8,946,072
ConocoPhillips                                                   93,117                                          6,024,670
Exxon Mobil Corp                                                417,574                                         26,202,769
Marathon Oil Corp                                                24,593                                          1,890,464
Occidental Petroleum Corp                                        28,830                                          2,816,979
                                                                                                       --------------------
                                                                                                                46,711,920
                                                                                                       --------------------
Oil Field Machinery & Equipment (0.11%)
National Oilwell Varco Inc (a)                                   11,697                                            889,791
                                                                                                       --------------------

Oil Refining & Marketing (0.43%)
Sunoco Inc                                                        9,134                                            869,557
Valero Energy Corp                                               41,382                                          2,583,478
                                                                                                       --------------------
                                                                                                                 3,453,035
                                                                                                       --------------------

Optical Supplies (0.03%)
Bausch & Lomb Inc                                                 3,609                                            243,788
                                                                                                       --------------------

Paper & Related Products (0.24%)
International Paper Co (b)                                       32,916                                          1,074,049
Louisiana-Pacific Corp                                            7,098                                            209,036
MeadWestvaco Corp                                                12,177                                            325,004
Temple-Inland Inc                                                 7,530                                            353,157
                                                                                                       --------------------
                                                                                                                 1,961,246
                                                                                                       --------------------
Pharmacy Services (0.43%)
Caremark Rx Inc (a)                                              30,183                                          1,488,022
Express Scripts Inc (a)                                           9,772                                            892,086
Medco Health Solutions Inc (a)                                   20,639                                          1,116,570
                                                                                                       --------------------
                                                                                                                 3,496,678
                                                                                                       --------------------
Photo Equipment & Supplies (0.06%)
Eastman Kodak Co (b)                                             19,273                                            483,752
                                                                                                       --------------------

Pipelines (0.27%)
El Paso Corp                                                     44,247                                            595,565
Kinder Morgan Inc                                                 7,063                                            679,814
Williams Cos Inc                                                 38,454                                            916,743
                                                                                                       --------------------
                                                                                                                 2,192,122
                                                                                                       --------------------
Power Converter & Supply Equipment (0.03%)
American Power Conversion Corp                                   11,534                                            273,356
                                                                                                       --------------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                           14,582                                            475,373
                                                                                                       --------------------

Property & Casualty Insurance (0.65%)
Chubb Corp                                                       13,415                                          1,265,705
Progressive Corp/The                                             13,237                                          1,390,415
Safeco Corp                                                       8,289                                            433,100
St Paul Travelers Cos Inc/The                                    46,470                                          2,108,809
                                                                                                       --------------------
                                                                                                                 5,198,029
                                                                                                       --------------------
Publicly Traded Investment Fund (0.20%)
iShares S&P 500 Index Fund/US (b)                                12,310                                          1,573,341
                                                                                                       --------------------

Publishing - Newspapers (0.28%)
Dow Jones & Co Inc                                                3,958                                            150,443
Gannett Co Inc                                                   16,097                                            994,795
Knight Ridder Inc                                                 4,656                                            289,836
New York Times Co (b)                                             9,737                                            275,557
Tribune Co                                                       17,568                                            509,648
                                                                                                       --------------------
                                                                                                                 2,220,279
                                                                                                       --------------------
Regional Banks (4.69%)
Bank of America Corp                                            311,702                                         13,786,579
Comerica Inc                                                     11,090                                            615,162
Fifth Third Bancorp                                              37,235                                          1,398,919
Huntington Bancshares Inc/OH                                     15,312                                            355,238
Keycorp                                                          27,366                                            968,483
National City Corp                                               36,986                                          1,264,181
PNC Financial Services Group Inc                                 19,610                                          1,271,905
SunTrust Banks Inc                                               24,253                                          1,732,877
US Bancorp                                                      121,891                                          3,645,760
Wachovia Corp                                                   104,250                                          5,716,028
Wells Fargo & Co                                                112,221                                          6,998,102
                                                                                                       --------------------
                                                                                                                37,753,234
                                                                                                       --------------------
REITS - Apartments (0.22%)
Apartment Investment & Management Co (b)                          6,421                                            273,021
Archstone-Smith Trust                                            14,226                                            666,630
Equity Residential                                               19,338                                            820,125
                                                                                                       --------------------
                                                                                                                 1,759,776
                                                                                                       --------------------
REITS - Diversified (0.09%)
Vornado Realty Trust                                              7,921                                            699,741
                                                                                                       --------------------

REITS - Office Property (0.11%)
Equity Office Properties Trust                                   27,256                                            867,286
                                                                                                       --------------------

REITS - Regional Malls (0.13%)
Simon Property Group Inc                                         12,512                                          1,036,494
                                                                                                       --------------------

REITS - Storage (0.05%)
Public Storage Inc                                                5,547                                            402,546
                                                                                                       --------------------

REITS - Warehouse & Industrial (0.10%)
Prologis                                                         16,339                                            836,884
                                                                                                       --------------------

Retail - Apparel & Shoe (0.23%)
Gap Inc/The                                                      38,516                                            696,754
Ltd Brands                                                       23,369                                            552,911
Nordstrom Inc                                                    14,670                                            612,032
                                                                                                       --------------------
                                                                                                                 1,861,697
                                                                                                       --------------------
Retail - Auto Parts (0.04%)
Autozone Inc (a)                                                  3,704                                            362,066
                                                                                                       --------------------

Retail - Automobile (0.03%)
Autonation Inc (a)                                               12,149                                            270,801
                                                                                                       --------------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (a)                                        19,921                                            745,245
                                                                                                       --------------------

Retail - Building Products (1.13%)
Home Depot Inc                                                  142,556                                          5,780,646
Lowe's Cos Inc                                                   52,474                                          3,334,722
                                                                                                       --------------------
                                                                                                                 9,115,368
                                                                                                       --------------------
Retail - Consumer Electronics (0.23%)
Best Buy Co Inc                                                  27,429                                          1,389,553
Circuit City Stores Inc                                          10,508                                            264,907
RadioShack Corp                                                   9,033                                            200,532
                                                                                                       --------------------
                                                                                                                 1,854,992
                                                                                                       --------------------
Retail - Discount (1.75%)
Big Lots Inc (a)(b)                                               7,646                                            102,227
Costco Wholesale Corp                                            31,680                                          1,580,515
Dollar General Corp                                              21,247                                            359,075
Family Dollar Stores Inc                                         10,418                                            249,511
Target Corp                                                      58,999                                          3,230,195
TJX Cos Inc                                                      30,915                                            789,260
Wal-Mart Stores Inc                                             167,643                                          7,730,019
                                                                                                       --------------------
                                                                                                                14,040,802
                                                                                                       --------------------
Retail - Drug Store (0.55%)
CVS Corp                                                         54,639                                          1,516,779
Walgreen Co                                                      67,918                                          2,939,491
                                                                                                       --------------------
                                                                                                                 4,456,270
                                                                                                       --------------------

Retail - Jewelry (0.04%)
Tiffany & Co                                                      9,545                                            359,846
                                                                                                       --------------------

Retail - Major Department Store (0.21%)
JC Penney Co Inc                                                 15,583                                            869,532
Sears Holdings Corp (a)                                           6,696                                            813,162
                                                                                                       --------------------
                                                                                                                 1,682,694
                                                                                                       --------------------
Retail - Office Supplies (0.25%)
Office Depot Inc (a)                                             20,726                                            687,067
OfficeMax Inc                                                     4,751                                            135,736
Staples Inc                                                      49,082                                          1,163,734
                                                                                                       --------------------
                                                                                                                 1,986,537
                                                                                                       --------------------
Retail - Regional Department Store (0.29%)
Dillard's Inc                                                     4,132                                            107,019
Federated Department Stores Inc                                  18,267                                          1,217,130
Kohl's Corp (a)                                                  23,135                                          1,026,963
                                                                                                       --------------------
                                                                                                                 2,351,112
                                                                                                       --------------------
Retail - Restaurants (0.79%)
Darden Restaurants Inc                                            8,787                                            357,279
McDonald's Corp                                                  84,461                                          2,956,980
Starbucks Corp (a)                                               51,570                                          1,634,769
Wendy's International Inc                                         7,800                                            459,810
Yum! Brands Inc                                                  18,995                                            939,683
                                                                                                       --------------------
                                                                                                                 6,348,521
                                                                                                       --------------------
Rubber - Tires (0.03%)
Cooper Tire & Rubber Co                                           4,113                                             61,654
Goodyear Tire & Rubber Co/The (a)(b)                             11,837                                            185,131
                                                                                                       --------------------
                                                                                                                   246,785
                                                                                                       --------------------
Savings & Loans - Thrifts (0.56%)
Golden West Financial Corp                                       17,102                                          1,207,743
Sovereign Bancorp Inc                                            23,966                                            522,459
Washington Mutual Inc                                            66,215                                          2,802,219
                                                                                                       --------------------
                                                                                                                 4,532,421
                                                                                                       --------------------
Schools (0.07%)
Apollo Group Inc (a)                                              9,764                                            543,562
                                                                                                       --------------------

Semiconductor Component - Integrated Circuits (0.33%)
Analog Devices Inc                                               24,616                                            978,978
Linear Technology Corp                                           20,450                                            760,945
Maxim Integrated Products Inc                                    21,999                                            902,839
                                                                                                       --------------------
                                                                                                                 2,642,762
                                                                                                       --------------------
Semiconductor Equipment (0.40%)
Applied Materials Inc                                           108,883                                          2,074,221
Kla-Tencor Corp                                                  13,247                                            688,579
Novellus Systems Inc (a)                                          8,954                                            253,846
Teradyne Inc (a)                                                 13,212                                            230,153
                                                                                                       --------------------
                                                                                                                 3,246,799
                                                                                                       --------------------
Steel - Producers (0.17%)
Nucor Corp                                                       10,442                                            879,530
United States Steel Corp (b)                                      7,608                                            454,578
                                                                                                       --------------------
                                                                                                                 1,334,108
                                                                                                       --------------------
Steel - Specialty (0.04%)
Allegheny Technologies Inc                                        5,705                                            295,804
                                                                                                       --------------------

Telecommunication Equipment (0.33%)
ADC Telecommunications Inc (a)                                    7,819                                            198,290

Andrew Corp (a)                                                  10,901                                            141,386
Avaya Inc (a)                                                    28,101                                            296,466
Comverse Technology Inc (a)                                      13,556                                            371,299
Lucent Technologies Inc (a)(b)                                  298,288                                            787,480
Scientific-Atlanta Inc                                           10,305                                            440,642
Tellabs Inc (a)                                                  30,094                                            384,902
                                                                                                       --------------------
                                                                                                                 2,620,465
                                                                                                       --------------------
Telecommunication Equipment - Fiber Optics (0.37%)
Ciena Corp (a)                                                   38,785                                            155,140
Corning Inc (a)                                                 102,268                                          2,490,226
JDS Uniphase Corp (a)                                           110,892                                            347,092
                                                                                                       --------------------
                                                                                                                 2,992,458
                                                                                                       --------------------
Telephone - Integrated (2.96%)
Alltel Corp                                                      25,697                                          1,542,591
AT&T Inc                                                        262,152                                          6,802,844
BellSouth Corp                                                  122,715                                          3,530,511
CenturyTel Inc                                                    8,790                                            292,707
Citizens Communications Co                                       22,407                                            274,934
Qwest Communications International Inc (a)(b)                   103,602                                            623,684
Sprint Nextel Corp                                              198,270                                          4,538,400
Verizon Communications Inc                                      195,794                                          6,198,838
                                                                                                       --------------------
                                                                                                                23,804,509
                                                                                                       --------------------
Television (0.23%)
CBS Corp                                                         51,855                                          1,354,971
Univision Communications Inc (a)                                 15,004                                            477,727
                                                                                                       --------------------
                                                                                                                 1,832,698
                                                                                                       --------------------
Therapeutics (0.23%)
Gilead Sciences Inc (a)                                          30,730                                          1,870,535
                                                                                                       --------------------

Tobacco (1.38%)
Altria Group Inc                                                139,744                                         10,109,081
Reynolds American Inc                                             5,737                                            580,183
UST Inc                                                          10,976                                            427,405
                                                                                                       --------------------
                                                                                                                11,116,669
                                                                                                       --------------------
Tools - Hand Held (0.11%)
Black & Decker Corp                                               5,263                                            454,197
Snap-On Inc (b)                                                   3,888                                            156,026
Stanley Works/The (b)                                             4,881                                            239,364
                                                                                                       --------------------
                                                                                                                   849,587
                                                                                                       --------------------
Toys (0.09%)
Hasbro Inc                                                       11,968                                            253,722
Mattel Inc                                                       27,099                                            447,133
                                                                                                       --------------------
                                                                                                                   700,855
                                                                                                       --------------------
Transport - Rail (0.71%)
Burlington Northern Santa Fe Corp                                25,059                                          2,007,727
CSX Corp                                                         14,578                                            780,360
Norfolk Southern Corp                                            27,274                                          1,359,336
Union Pacific Corp                                               17,779                                          1,572,731
                                                                                                       --------------------
                                                                                                                 5,720,154
                                                                                                       --------------------
Transport - Services (0.97%)
FedEx Corp                                                       20,337                                          2,057,088
Ryder System Inc                                                  4,306                                            192,478
United Parcel Service Inc                                        74,057                                          5,547,610
                                                                                                       --------------------
                                                                                                                 7,797,176
                                                                                                       --------------------

Travel Services (0.03%)
Sabre Holdings Corp                                               8,807                                            215,771
                                                                                                       --------------------

Web Portals (0.36%)
Yahoo! Inc (a)                                                   84,736                                          2,909,834
                                                                                                       --------------------

Wireless Equipment (1.13%)
Motorola Inc                                                    167,153                                          3,796,045
Qualcomm Inc                                                    110,338                                          5,291,810
                                                                                                       --------------------
                                                                                                                 9,087,855
                                                                                                       --------------------
TOTAL COMMON STOCKS                                                                                   $        776,406,461
                                                                                                       --------------------
                                                              Principal
                                                               Amount                                         Value
                                                              -------------------------------------------------------------
SHORT TERM INVESTMENTS (3.49%)
Commercial Paper (3.49%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                              28,034,450                                        28,034,450
                                                                                                       --------------------
TOTAL SHORT TERM INVESTMENTS                                                                          $         28,034,450
                                                                                                       --------------------
REPURCHASE AGREEMENTS (1.89%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006      15,230,857                                        15,229,000
(collateralized by Federal Home Loan Bank ARM;
$15,572,419; 12/1/2035)  (d)
                                                                                                       --------------------

TOTAL REPURCHASE AGREEMENTS                                                                           $         15,229,000
                                                                                                       --------------------
Total Investments                                                                                     $        819,669,911
Liabilities in Excess of Other Assets, Net - (1.94)%                                                          (15,587,722)
                                                                                                       --------------------
TOTAL NET ASSETS - 100.00%                                                                            $        804,082,189
                                                                                                       ====================
                                                                                                       --------------------

                                                                                                       ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,912,500 or 0.61% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $        142,282,366
Unrealized Depreciation                                         (44,253,502)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        98,028,864
Cost for federal income tax purposes                             721,641,047


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                               Current           Unrealized
                                                        Number                Original         Market           Appreciation/
                                                           of
Type                                                    Contracts               Value           Value          (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Buy:
S&P 500; March 2006                                        85              $27,126,756       $27,276,500           $149,744

Portfolio Summary (unaudited)
--------------------------------------------------------------------------
Sector                                                            Percent
--------------------------------------------------------------------------
Financial                                                          25.31%
Consumer, Non-cyclical                                             20.46%
Technology                                                         10.99%
Industrial                                                         10.75%
Communications                                                      9.98%
Energy                                                              9.98%
Consumer, Cyclical                                                  8.18%
Utilities                                                           3.23%
Basic Materials                                                     2.86%
Funds                                                               0.20%
Liabilities in Excess of Other Assets, Net                       (-1.94%)
                                                      --------------------
TOTAL NET ASSETS                                                  100.00%
                                                      ====================

Other Assets Summary (unaudited)
--------------------------------------------------------------------------
Asset Type                                                        Percent
--------------------------------------------------------------------------
Futures                                                             3.39%

Schedule of Investments
January 31, 2006 (unaudited)
LargeCap Value Fund
                                                                Shares
                                                                 Held                                          Value
                                                               -------------------------------------------------------------
COMMON STOCKS (98.33%)
Advertising Agencies (0.18%)
Omnicom Group Inc                                                 13,030                               $          1,065,724
                                                                                                        --------------------

Aerospace & Defense (1.59%)
General Dynamics Corp                                             43,270                                          5,034,897
Lockheed Martin Corp                                              26,520                                          1,794,078
Raytheon Co                                                       67,460                                          2,763,836
                                                                                                        --------------------
                                                                                                                  9,592,811
                                                                                                        --------------------
Apparel Manufacturers (0.23%)
Polo Ralph Lauren Corp                                            24,860                                          1,408,070
                                                                                                        --------------------

Applications Software (0.19%)
Compuware Corp (a)                                               141,430                                          1,165,383
                                                                                                        --------------------

Batteries & Battery Systems (0.28%)
Energizer Holdings Inc (a)                                        31,630                                          1,711,499
                                                                                                        --------------------

Beverages - Non-alcoholic (1.12%)
Coca-Cola Co/The                                                 123,750                                          5,120,775
PepsiCo Inc                                                       28,880                                          1,651,358
                                                                                                        --------------------
                                                                                                                  6,772,133
                                                                                                        --------------------
Building - Residential & Commercial (0.76%)
DR Horton Inc                                                     37,436                                          1,397,112
KB Home                                                           17,150                                          1,306,830
Pulte Homes Inc                                                   47,150                                          1,881,285
                                                                                                        --------------------
                                                                                                                  4,585,227
                                                                                                        --------------------
Building Products - Cement & Aggregate (0.53%)
Florida Rock Industries Inc (b)                                   33,650                                          1,819,119
Martin Marietta Materials Inc                                     16,220                                          1,375,132
                                                                                                        --------------------
                                                                                                                  3,194,251
                                                                                                        --------------------
Chemicals - Diversified (1.73%)
Celanese Corp                                                     65,110                                          1,332,802
Dow Chemical Co/The                                               41,870                                          1,771,101
FMC Corp                                                          32,570                                          1,837,599
Huntsman Corp. (a)                                                66,340                                          1,434,271
Lyondell Chemical Co                                              91,100                                          2,187,311
Rohm & Haas Co                                                    36,180                                          1,841,562
                                                                                                        --------------------
                                                                                                                 10,404,646
                                                                                                        --------------------
Chemicals - Specialty (0.22%)
Eastman Chemical Co                                               27,160                                          1,309,384
                                                                                                        --------------------

Commercial Banks (2.32%)
AmSouth Bancorp                                                   75,140                                          2,074,615
Bank of Hawaii Corp                                               38,150                                          1,991,812
BB&T Corp                                                         85,647                                          3,343,659
City National Corp/Beverly Hills CA                               25,850                                          1,937,975
Marshall & Ilsley Corp                                            63,230                                          2,651,866
Zions Bancorporation                                              25,060                                          1,981,494
                                                                                                        --------------------
                                                                                                                 13,981,421
                                                                                                        --------------------

Commercial Services - Finance (0.31%)
Equifax Inc                                                       48,880                                          1,873,082
                                                                                                        --------------------

Computers (2.12%)
Hewlett-Packard Co                                               318,210                                          9,921,788
International Business Machines Corp                              35,330                                          2,872,329
                                                                                                        --------------------
                                                                                                                 12,794,117
                                                                                                        --------------------
Computers  -Memory Devices (0.24%)
SanDisk Corp (a)                                                  21,480                                          1,446,893
                                                                                                        --------------------

Consumer Products - Miscellaneous (0.24%)
Scotts Miracle-Gro Co/The                                         29,370                                          1,453,815
                                                                                                        --------------------

Containers - Paper & Plastic (0.24%)
Sonoco Products Co (b)                                            46,860                                          1,451,254
                                                                                                        --------------------

Cosmetics & Toiletries (0.36%)
Colgate-Palmolive Co                                              39,540                                          2,170,351
                                                                                                        --------------------

Data Processing & Management (0.19%)
Fair Isaac Corp                                                   25,540                                          1,131,933
                                                                                                        --------------------

Distribution & Wholesale (0.22%)
Tech Data Corp (a)                                                32,360                                          1,334,203
                                                                                                        --------------------

Diversified Manufacturing Operations (1.35%)
General Electric Co                                              154,450                                          5,058,238
Ingersoll-Rand Co Ltd                                             31,630                                          1,242,110
ITT Industries Inc                                                17,740                                          1,818,350
                                                                                                        --------------------
                                                                                                                  8,118,698
                                                                                                        --------------------
E-Commerce - Services (0.24%)
Expedia Inc (a)(b)                                                54,780                                          1,425,376
                                                                                                        --------------------

Electric - Integrated (5.24%)
Allegheny Energy Inc (a)                                          66,310                                          2,306,925
American Electric Power Co Inc                                    66,040                                          2,464,613
Consolidated Edison Inc                                           46,750                                          2,197,717
Constellation Energy Group Inc                                    20,269                                          1,181,075
Duke Energy Corp                                                 169,880                                          4,816,098
Edison International                                              80,020                                          3,506,476
Exelon Corp                                                       92,260                                          5,297,569
FirstEnergy Corp                                                  74,130                                          3,713,913
FPL Group Inc                                                     85,600                                          3,577,224
TXU Corp                                                          50,464                                          2,555,497
                                                                                                        --------------------
                                                                                                                 31,617,107
                                                                                                        --------------------
Electronic Components - Semiconductors (0.42%)
Freescale Semiconductor Inc - B Shares (a)                       100,490                                          2,537,372
                                                                                                        --------------------

Electronic Parts Distribution (0.37%)
Arrow Electronics Inc (a)                                         64,760                                          2,225,154
                                                                                                        --------------------

Engines - Internal Combustion (0.36%)
Cummins Inc                                                       22,330                                          2,172,709
                                                                                                        --------------------

Enterprise Software & Services (0.49%)
BEA Systems Inc (a)                                              159,840                                          1,657,541
Computer Associates International Inc                                879                                             23,997
Sybase Inc (a)                                                    58,150                                          1,255,458
                                                                                                        --------------------
                                                                                                                  2,936,996
                                                                                                        --------------------
Fiduciary Banks (0.62%)
Northern Trust Corp                                               30,920                                          1,614,333
Wilmington Trust Corp                                             51,240                                          2,126,460
                                                                                                        --------------------
                                                                                                                  3,740,793
                                                                                                        --------------------
Finance - Auto Loans (0.22%)
WFS Financial Inc (a)                                             17,027                                          1,353,647
                                                                                                        --------------------

Finance - Commercial (0.39%)
CIT Group Inc                                                     43,730                                          2,332,558
                                                                                                        --------------------

Finance - Investment Banker & Broker (10.72%)
Bear Stearns Cos Inc/The                                          30,770                                          3,891,174
Citigroup Inc                                                    419,164                                         19,524,659
Goldman Sachs Group Inc                                           54,100                                          7,641,625
JPMorgan Chase & Co                                              277,738                                         11,040,086
Lehman Brothers Holdings Inc                                      48,696                                          6,839,353
Merrill Lynch & Co Inc                                           110,990                                          8,332,019
Morgan Stanley                                                   119,490                                          7,342,661
                                                                                                        --------------------
                                                                                                                 64,611,577
                                                                                                        --------------------
Finance - Mortgage Loan/Banker (0.39%)
Fannie Mae                                                        40,470                                          2,344,832
                                                                                                        --------------------

Financial Guarantee Insurance (0.28%)
MGIC Investment Corp                                              25,700                                          1,696,457
                                                                                                        --------------------

Food - Miscellaneous/Diversified (0.98%)
Campbell Soup Co                                                  48,630                                          1,455,496
General Mills Inc                                                 56,290                                          2,736,257
Kellogg Co                                                        39,540                                          1,696,266
                                                                                                        --------------------
                                                                                                                  5,888,019
                                                                                                        --------------------
Food - Retail (0.38%)
Kroger Co/The (a)                                                123,160                                          2,266,144
                                                                                                        --------------------

Gas - Distribution (0.73%)
Energen Corp                                                      51,900                                          2,025,138
Sempra Energy                                                     49,940                                          2,399,617
                                                                                                        --------------------
                                                                                                                  4,424,755
                                                                                                        --------------------
Instruments - Controls (0.20%)
Mettler Toledo International Inc (a)                              20,870                                          1,208,164
                                                                                                        --------------------

Investment Companies (0.33%)
American Capital Strategies Ltd (b)                               56,290                                          2,001,109
                                                                                                        --------------------

Life & Health Insurance (2.42%)
AmerUs Group Co (b)                                               24,300                                          1,491,291
Cigna Corp                                                        25,950                                          3,155,520
Lincoln National Corp                                             49,670                                          2,708,505
Nationwide Financial Services                                     35,360                                          1,504,922
Prudential Financial Inc                                          75,830                                          5,713,032
                                                                                                        --------------------
                                                                                                                 14,573,270
                                                                                                        --------------------
Medical - Biomedical/Gene (0.18%)
Genzyme Corp (a)                                                  15,380                                          1,091,057
                                                                                                        --------------------


Medical - Drugs (4.89%)
Abbott Laboratories                                               45,700                                          1,971,955
Merck & Co Inc                                                   196,760                                          6,788,220
Pfizer Inc (c)                                                   590,830                                         15,172,514
Wyeth                                                            119,580                                          5,530,575
                                                                                                        --------------------
                                                                                                                 29,463,264
                                                                                                        --------------------
Medical - HMO (0.96%)
Aetna Inc                                                         25,120                                          2,431,616
WellPoint Inc (a)                                                 43,400                                          3,333,120
                                                                                                        --------------------
                                                                                                                  5,764,736
                                                                                                        --------------------
Metal - Copper (0.33%)
Phelps Dodge Corp                                                 12,560                                          2,015,880
                                                                                                        --------------------

Metal - Diversified (0.22%)
Freeport-McMoRan Copper & Gold Inc                                20,247                                          1,300,870
                                                                                                        --------------------

Metal Processors & Fabrication (0.39%)
Precision Castparts Corp                                          47,450                                          2,370,128
                                                                                                        --------------------

Multi-line Insurance (3.00%)
American Financial Group Inc/OH                                   35,430                                          1,332,876
American International Group Inc                                 119,650                                          7,832,289
Assurant Inc                                                      53,030                                          2,435,138
Genworth Financial Inc                                            54,730                                          1,792,955
Metlife Inc (b)                                                   93,570                                          4,693,471
                                                                                                        --------------------
                                                                                                                 18,086,729
                                                                                                        --------------------
Multimedia (3.05%)
McGraw-Hill Cos Inc/The                                           47,920                                          2,445,837
Meredith Corp                                                     33,300                                          1,823,508
Time Warner Inc                                                  553,140                                          9,696,544
Viacom Inc (a)                                                    70,945                                          2,942,799
Walt Disney Co                                                    59,130                                          1,496,580
                                                                                                        --------------------
                                                                                                                 18,405,268
                                                                                                        --------------------
Office Supplies & Forms (0.23%)
Avery Dennison Corp                                               23,700                                          1,415,838
                                                                                                        --------------------

Oil & Gas Drilling (1.32%)
ENSCO International Inc                                           33,000                                          1,686,960
Helmerich & Payne Inc                                             33,960                                          2,661,106
Pride International Inc (a)                                       38,550                                          1,361,200
Rowan Cos Inc                                                     50,200                                          2,250,466
                                                                                                        --------------------
                                                                                                                  7,959,732
                                                                                                        --------------------
Oil Company - Exploration & Production (1.62%)
Burlington Resources Inc                                          49,080                                          4,479,041
Devon Energy Corp                                                 77,690                                          5,299,235
                                                                                                        --------------------
                                                                                                                  9,778,276
                                                                                                        --------------------
Oil Company - Integrated (10.73%)
Chevron Corp                                                     179,664                                         10,668,448
ConocoPhillips                                                   130,358                                          8,434,163
Exxon Mobil Corp (c)                                             539,282                                         33,839,945
Marathon Oil Corp                                                 74,430                                          5,721,434
Occidental Petroleum Corp                                         61,922                                          6,050,399
                                                                                                        --------------------
                                                                                                                 64,714,389
                                                                                                        --------------------
Oil Refining & Marketing (0.88%)
Valero Energy Corp                                                84,852                                          5,297,310
                                                                                                        --------------------


Optical Supplies (0.27%)
Bausch & Lomb Inc                                                 24,190                                          1,634,035
                                                                                                        --------------------

Pipelines (0.61%)
Equitable Resources Inc                                           29,300                                          1,081,170
Questar Corp                                                      31,586                                          2,573,627
                                                                                                        --------------------
                                                                                                                  3,654,797
                                                                                                        --------------------
Printing - Commercial (0.42%)
RR Donnelley & Sons Co                                            76,830                                          2,504,658
                                                                                                        --------------------

Property & Casualty Insurance (2.55%)
Chubb Corp                                                        43,730                                          4,125,926
Commerce Group Inc                                                29,310                                          1,579,809
Fidelity National Financial Inc                                   43,100                                          1,701,157
First American Corp                                               31,850                                          1,491,217
St Paul Travelers Cos Inc/The                                    108,530                                          4,925,091
WR Berkley Corp                                                   31,415                                          1,551,901
                                                                                                        --------------------
                                                                                                                 15,375,101
                                                                                                        --------------------
Racetracks (0.18%)
Penn National Gaming Inc (a)                                      34,180                                          1,097,178
                                                                                                        --------------------

Regional Banks (9.33%)
Bank of America Corp                                             391,636                                         17,322,060
Comerica Inc                                                      54,900                                          3,045,303
Keycorp                                                          107,230                                          3,794,870
PNC Financial Services Group Inc                                  64,200                                          4,164,012
SunTrust Banks Inc                                                71,180                                          5,085,811
US Bancorp                                                       223,230                                          6,676,809
Wachovia Corp                                                    167,474                                          9,182,600
Wells Fargo & Co                                                 112,140                                          6,993,050
                                                                                                        --------------------
                                                                                                                 56,264,515
                                                                                                        --------------------
REITS - Apartments (1.04%)
Archstone-Smith Trust                                             62,340                                          2,921,252
AvalonBay Communities Inc                                         19,400                                          1,929,912
Essex Property Trust Inc (b)                                      14,310                                          1,422,128
                                                                                                        --------------------
                                                                                                                  6,273,292
                                                                                                        --------------------
REITS - Healthcare (0.22%)
Ventas Inc                                                        43,407                                          1,328,254
                                                                                                        --------------------

REITS - Regional Malls (0.87%)
CBL & Associates Properties Inc                                   46,060                                          1,949,259
Simon Property Group Inc                                          39,460                                          3,268,867
                                                                                                        --------------------
                                                                                                                  5,218,126
                                                                                                        --------------------
REITS - Shopping Centers (0.89%)
Federal Realty Invs Trust                                         21,470                                          1,434,625
Kimco Realty Corp                                                 52,400                                          1,838,716
Pan Pacific Retail Properties Inc                                 30,700                                          2,124,440
                                                                                                        --------------------
                                                                                                                  5,397,781
                                                                                                        --------------------
Retail - Apparel & Shoe (0.57%)
Claire's Stores Inc                                               39,460                                          1,249,304
Nordstrom Inc                                                     52,100                                          2,173,612
                                                                                                        --------------------
                                                                                                                  3,422,916
                                                                                                        --------------------
Retail - Consumer Electronics (0.25%)
Circuit City Stores Inc                                           59,810                                          1,507,810
                                                                                                        --------------------


Retail - Major Department Store (0.34%)
JC Penney Co Inc                                                  37,220                                          2,076,876
                                                                                                        --------------------

Retail - Regional Department Store (0.55%)
Federated Department Stores Inc                                   50,240                                          3,347,491
                                                                                                        --------------------

Retail - Restaurants (1.15%)
Darden Restaurants Inc                                            44,730                                          1,818,722
McDonald's Corp                                                  146,217                                          5,119,057
                                                                                                        --------------------
                                                                                                                  6,937,779
                                                                                                        --------------------
Rubber - Tires (0.19%)
Goodyear Tire & Rubber Co/The (a)(b)                              73,070                                          1,142,815
                                                                                                        --------------------

Savings & Loans - Thrifts (0.56%)
Golden West Financial Corp                                        47,920                                          3,384,110
                                                                                                        --------------------

Steel - Producers (0.68%)
Nucor Corp                                                        48,950                                          4,123,058
                                                                                                        --------------------

Telecommunication Equipment (0.22%)
Harris Corp                                                       28,000                                          1,300,040
                                                                                                        --------------------

Telephone - Integrated (5.31%)
AT&T Inc                                                         412,883                                         10,714,314
BellSouth Corp                                                   222,930                                          6,413,696
Qwest Communications International Inc (a)(b)                    341,220                                          2,054,144
Sprint Nextel Corp                                               139,630                                          3,196,131
Verizon Communications Inc                                       304,623                                          9,644,364
                                                                                                        --------------------
                                                                                                                 32,022,649
                                                                                                        --------------------
Television (0.31%)
CBS Corp                                                          70,945                                          1,853,793
                                                                                                        --------------------

Therapeutics (0.25%)
Gilead Sciences Inc (a)                                           25,120                                          1,529,054
                                                                                                        --------------------

Tobacco (2.05%)
Altria Group Inc                                                 134,770                                          9,749,262
Loews Corp - Carolina Group                                       56,290                                          2,596,095
                                                                                                        --------------------
                                                                                                                 12,345,357
                                                                                                        --------------------
Tools - Hand Held (0.24%)
Black & Decker Corp                                               17,040                                          1,470,552
                                                                                                        --------------------

Transport - Rail (1.52%)
Burlington Northern Santa Fe Corp                                 76,730                                          6,147,608
Norfolk Southern Corp                                             59,990                                          2,989,901
                                                                                                        --------------------
                                                                                                                  9,137,509
                                                                                                        --------------------
Transport - Truck (0.33%)
YRC Worldwide Inc (a)                                             40,210                                          2,004,066
                                                                                                        --------------------

Wireless Equipment (0.43%)
Motorola Inc                                                     113,240                                          2,571,680
                                                                                                        --------------------
TOTAL COMMON STOCKS                                                                                    $        592,909,703
                                                                                                        --------------------

                                                               Principal
                                                                Amount                                         Value
                                                               -------------------------------------------------------------
SHORT TERM INVESTMENTS (1.88%)
Commercial Paper (1.88%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                               11,348,937                                        11,348,937
                                                                                                        --------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $         11,348,937
                                                                                                        --------------------
REPURCHASE AGREEMENTS (2.06%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006       12,379,509                                        12,378,000
(collateralized by Federal Home Loan Bank ARM;
$12,657,128; 12/1/2035)  (d)
                                                                                                        --------------------

TOTAL REPURCHASE AGREEMENTS                                                                            $         12,378,000
                                                                                                        --------------------
Total Investments                                                                                      $        616,636,640
Liabilities in Excess of Other Assets, Net - (2.27)%                                                           (13,660,801)
                                                                                                        --------------------
TOTAL NET ASSETS - 100.00%                                                                             $        602,975,839
                                                                                                        ====================
                                                                                                        --------------------

                                                                                                        ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,342,850 or 0.22% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $         77,237,102
Unrealized Depreciation                                          (8,032,619)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        69,204,483
Cost for federal income tax purposes                             547,432,157


                            SCHEDULE OF FUTURES CONTRACTS
                                                                  Current             Unrealized
                           Number                Original         Market             Appreciation/
                              of
Type                       Contracts               Value           Value            (Depreciation)
---------------------------------------------------------------------------------------------------
Buy:
Russell 1000; March 2006      31         $10,773,075       $10,850,000            $76,925

Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Sector                                                             Percent
---------------------------------------------------------------------------
Financial                                                           40.08%
Energy                                                              15.16%
Consumer, Non-cyclical                                              12.63%
Communications                                                       9.73%
Industrial                                                           7.41%
Utilities                                                            5.98%
Consumer, Cyclical                                                   4.45%
Technology                                                           3.65%
Basic Materials                                                      3.18%
Liabilities in Excess of Other Assets, Net                        (-2.27%)
                                                       --------------------
TOTAL NET ASSETS                                                   100.00%
                                                       ====================

Other Assets Summary (unaudited)
---------------------------------------------------------------------------
Asset Type                                                         Percent
---------------------------------------------------------------------------
Futures                                                              1.80%


Schedule of Investments
January 31, 2006 (unaudited)
MidCap Blend Fund
                                                              Shares
                                                               Held                                          Value
                                                             -------------------------------------------------------------
COMMON STOCKS (98.99%)
Aerospace & Defense Equipment (0.93%)
Alliant Techsystems Inc (a)(b)                                  95,466                               $          7,398,615
                                                                                                      --------------------

Agricultural Operations (0.58%)
Delta & Pine Land Co (a)                                       193,713                                          4,560,004
                                                                                                      --------------------

Applications Software (1.19%)
Intuit Inc (b)                                                 179,441                                          9,390,148
                                                                                                      --------------------

Broadcasting Services & Programming (3.95%)
Discovery Holding Co (a)(b)                                    555,163                                          8,416,271
Liberty Global Inc - A Shares (b)                              134,784                                          2,884,378
Liberty Global Inc - B Shares (b)                              184,351                                          3,727,577
Liberty Media Corp (b)                                       1,951,046                                         16,310,744
                                                                                                      --------------------
                                                                                                               31,338,970
                                                                                                      --------------------
Building & Construction Products - Miscellaneous (1.11%)
Vulcan Materials Co                                            122,377                                          8,796,459
                                                                                                      --------------------

Canada (0.31%)
Onex Corp (b)                                                  146,895                                          2,459,022
                                                                                                      --------------------

Casino Hotels (1.75%)
Harrah's Entertainment Inc                                     188,719                                         13,889,718
                                                                                                      --------------------

Casino Services (1.51%)
International Game Technology                                  334,878                                         11,981,935
                                                                                                      --------------------

Coal (0.05%)
International Coal Group Inc (b)                                35,962                                            363,935
                                                                                                      --------------------

Commercial Banks (4.83%)
M&T Bank Corp                                                   82,431                                          8,927,277
North Fork Bancorporation Inc                                  398,065                                         10,238,232
TCF Financial Corp                                             763,713                                         19,085,188
                                                                                                      --------------------
                                                                                                               38,250,697
                                                                                                      --------------------
Commercial Services (3.38%)
Arbitron Inc                                                   297,690                                         11,818,293
ChoicePoint Inc (b)                                            136,188                                          5,600,051
ServiceMaster Co/The                                           387,823                                          5,018,430
Weight Watchers International Inc                               92,859                                          4,368,087
                                                                                                      --------------------
                                                                                                               26,804,861
                                                                                                      --------------------
Commercial Services - Finance (0.60%)
Paychex Inc                                                    130,270                                          4,735,314
                                                                                                      --------------------

Computer Services (0.66%)
Reynolds & Reynolds Co/The                                     185,271                                          5,261,696
                                                                                                      --------------------

Computers - Integrated Systems (2.89%)
Diebold Inc (a)                                                190,032                                          7,432,152

NCR Corp (b)                                                   415,962                                         15,452,988
                                                                                                      --------------------
                                                                                                               22,885,140
                                                                                                      --------------------
Data Processing & Management (2.31%)
Automatic Data Processing Inc                                  211,081                                          9,274,899
Certegy Inc                                                    180,305                                          7,834,252
SEI Investments Co                                              29,619                                          1,221,784
                                                                                                      --------------------
                                                                                                               18,330,935
                                                                                                      --------------------
Dental Supplies & Equipment (1.45%)
Dentsply International Inc                                     214,198                                         11,502,433
                                                                                                      --------------------

Diversified Manufacturing Operations (0.98%)
Dover Corp                                                     169,697                                          7,794,183
                                                                                                      --------------------

Diversified Operations & Commercial Services (1.28%)
Aramark Corp (a)                                               379,609                                         10,116,580
                                                                                                      --------------------

E-Commerce - Services (0.00%)
Homestore Inc (b)                                                1,110                                              6,703
                                                                                                      --------------------

Electric - Integrated (1.49%)
Ameren Corp                                                    143,258                                          7,271,776
SCANA Corp                                                     112,702                                          4,527,239
                                                                                                      --------------------
                                                                                                               11,799,015
                                                                                                      --------------------
Electronic Components - Miscellaneous (2.13%)
Gentex Corp                                                  1,009,238                                         16,854,275
                                                                                                      --------------------

Financial Guarantee Insurance (1.04%)
AMBAC Financial Group Inc                                      107,171                                          8,231,805
                                                                                                      --------------------

Food - Canned (0.98%)
Del Monte Foods Co                                             725,822                                          7,759,037
                                                                                                      --------------------

Food - Wholesale & Distribution (1.15%)
Sysco Corp                                                     298,292                                          9,151,599
                                                                                                      --------------------

Gold Mining (1.68%)
Newmont Mining Corp                                            215,223                                         13,300,781
                                                                                                      --------------------

Insurance Brokers (0.87%)
AON Corp                                                       202,610                                          6,933,314
                                                                                                      --------------------

Investment Management & Advisory Services (0.92%)
Eaton Vance Corp                                               119,168                                          3,434,422
Nuveen Investments Inc                                          85,556                                          3,881,675
                                                                                                      --------------------
                                                                                                                7,316,097
                                                                                                      --------------------
Life & Health Insurance (1.19%)
Aflac Inc                                                      200,541                                          9,415,400
                                                                                                      --------------------

Linen Supply & Related Items (3.44%)
Cintas Corp                                                    639,981                                         27,263,191
                                                                                                      --------------------

Lottery Services (1.50%)
GTECH Holdings Corp                                            356,012                                         11,897,921
                                                                                                      --------------------


Machinery - Print Trade (2.35%)
Zebra Technologies Corp (a)(b)                                 413,163                                         18,604,730
                                                                                                      --------------------

Medical - Biomedical/Gene (0.89%)
Medimmune Inc (b)                                              207,809                                          7,090,443
                                                                                                      --------------------

Medical - Drugs (2.51%)
Shire PLC ADR (a)                                              206,481                                         10,065,949
Valeant Pharmaceuticals International (a)                      549,146                                          9,862,662
                                                                                                      --------------------
                                                                                                               19,928,611
                                                                                                      --------------------
Medical - HMO (1.14%)
Coventry Health Care Inc (b)                                   151,681                                          9,035,637
                                                                                                      --------------------

Medical Laboratory & Testing Service (1.84%)
Laboratory Corp of America Holdings (a)(b)                     248,062                                         14,548,836
                                                                                                      --------------------

Medical Products (1.99%)
Biomet Inc                                                     226,243                                          8,554,248
Varian Medical Systems Inc (b)                                 119,439                                          7,191,422
                                                                                                      --------------------
                                                                                                               15,745,670
                                                                                                      --------------------
Metal - Diversified (1.04%)
Freeport-McMoRan Copper & Gold Inc                             127,795                                          8,210,829
                                                                                                      --------------------

Multi-line Insurance (1.46%)
Loews Corp                                                     117,336                                         11,579,890
                                                                                                      --------------------

Multimedia (0.71%)
EW Scripps Co                                                  116,311                                          5,622,474
                                                                                                      --------------------

Non-hazardous Waste Disposal (0.39%)
Republic Services Inc                                           80,831                                          3,059,453
                                                                                                      --------------------

Office Automation & Equipment (0.63%)
Pitney Bowes Inc                                               117,553                                          5,024,215
                                                                                                      --------------------

Oil - Field Services (2.98%)
BJ Services Co                                                 387,898                                         15,705,990
Weatherford International Ltd (a)(b)                           177,041                                          7,927,896
                                                                                                      --------------------
                                                                                                               23,633,886
                                                                                                      --------------------
Oil Company - Exploration & Production (4.19%)
Cimarex Energy Co                                               88,284                                          4,022,219
Encore Acquisition Co (b)                                      278,404                                         10,064,305
Pioneer Natural Resources Co                                   231,903                                         12,314,049
XTO Energy Inc                                                 138,953                                          6,819,813
                                                                                                      --------------------
                                                                                                               33,220,386
                                                                                                      --------------------
Paper & Related Products (0.57%)
Rayonier Inc                                                   105,122                                          4,493,965
                                                                                                      --------------------

Pipelines (2.46%)
Equitable Resources Inc                                        240,749                                          8,883,638
Questar Corp                                                   130,555                                         10,637,621
                                                                                                      --------------------
                                                                                                               19,521,259
                                                                                                      --------------------
Power Converter & Supply Equipment (1.99%)
American Power Conversion Corp (a)                             664,291                                         15,743,697
                                                                                                      --------------------


Property & Casualty Insurance (3.69%)
Fidelity National Financial Inc                                220,653                                          8,709,174
Markel Corp (b)                                                 28,996                                          9,684,664
Mercury General Corp (a)                                       192,521                                         10,852,409
                                                                                                      --------------------
                                                                                                               29,246,247
                                                                                                      --------------------
Publishing - Newspapers (1.85%)
Washington Post Co/The                                          19,245                                         14,683,550
                                                                                                      --------------------

Real Estate Operator & Developer (3.39%)
Brookfield Asset Management Inc                                299,095                                         16,019,528
Forest City Enterprises Inc                                    216,307                                          8,191,546
St Joe Co/The                                                   41,423                                          2,628,290
                                                                                                      --------------------
                                                                                                               26,839,364
                                                                                                      --------------------
Reinsurance (1.96%)
Everest Re Group Ltd                                           114,207                                         11,038,107
Montpelier Re Holdings Ltd ADR (a)                             232,635                                          4,489,855
                                                                                                      --------------------
                                                                                                               15,527,962
                                                                                                      --------------------
Retail - Auto Parts (0.70%)
O'Reilly Automotive Inc (b)                                    168,706                                          5,536,931
                                                                                                      --------------------

Retail - Automobile (2.79%)
Carmax Inc (a)(b)                                              739,682                                         22,109,095
                                                                                                      --------------------

Retail - Discount (2.61%)
Costco Wholesale Corp                                          132,446                                          6,607,731
TJX Cos Inc                                                    551,989                                         14,092,279
                                                                                                      --------------------
                                                                                                               20,700,010
                                                                                                      --------------------
Retail - Jewelry (0.92%)
Tiffany & Co (a)                                               193,578                                          7,297,891
                                                                                                      --------------------

Retail - Restaurants (1.69%)
Yum! Brands Inc                                                270,465                                         13,379,904
                                                                                                      --------------------

Schools (1.76%)
Education Management Corp (b)                                   79,524                                          2,435,025
Strayer Education Inc                                          129,780                                         11,493,317
                                                                                                      --------------------
                                                                                                               13,928,342
                                                                                                      --------------------
Telephone - Integrated (2.13%)
Citizens Communications Co                                     896,692                                         11,002,411
Telephone & Data Systems Inc - Special Shares                  173,141                                          5,904,108
                                                                                                      --------------------
                                                                                                               16,906,519
                                                                                                      --------------------
Textile - Home Furnishings (0.44%)
Mohawk Industries Inc (b)                                       40,692                                          3,460,448
                                                                                                      --------------------

Transport - Truck (0.64%)
Heartland Express Inc (a)                                      216,116                                          5,033,342
                                                                                                      --------------------

Wireless Equipment (1.13%)
American Tower Corp (b)                                        288,697                                          8,932,285
                                                                                                      --------------------
TOTAL COMMON STOCKS                                                                                  $        784,435,654
                                                                                                      --------------------

                                                             Principal
                                                              Amount                                         Value
                                                             -------------------------------------------------------------
SHORT TERM INVESTMENTS (0.99%)
Commercial Paper (0.99%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                              7,858,498                                          7,858,498
                                                                                                      --------------------
TOTAL SHORT TERM INVESTMENTS                                                                         $          7,858,498
                                                                                                      --------------------
REPURCHASE AGREEMENTS (2.41%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006     19,087,327                                        19,085,000
(collateralized by Federal Home Loan Bank ARM;
$19,515,373; 12/1/2035)  (c)
                                                                                                      --------------------

TOTAL REPURCHASE AGREEMENTS                                                                          $         19,085,000
                                                                                                      --------------------
Total Investments                                                                                    $        811,379,152
Liabilities in Excess of Other Assets, Net - (2.39)%                                                         (18,932,002)
                                                                                                      --------------------
TOTAL NET ASSETS - 100.00%                                                                           $        792,447,150

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security (c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $        151,557,231
Unrealized Depreciation                                        (14,140,337)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                      137,416,894
Cost for federal income tax purposes                            673,962,258


Portfolio Summary (unaudited)
----------------------------------------------------------------------------
Sector                                                              Percent
----------------------------------------------------------------------------
Financial                                                            22.75%
Consumer, Non-cyclical                                               19.55%
Consumer, Cyclical                                                   17.35%
Industrial                                                           10.51%
Communications                                                        9.78%
Energy                                                                9.68%
Technology                                                            7.69%
Basic Materials                                                       3.28%
Utilities                                                             1.49%
Diversified                                                           0.31%
Liabilities in Excess of Other Assets, Net                         (-2.39%)
                                                        --------------------
TOTAL NET ASSETS                                                    100.00%
                                                        ====================


Schedule of Investments
January 31, 2006 (unaudited)
MidCap Growth Fund
                                                             Shares
                                                              Held                                          Value
                                                            -------------------------------------------------------------
COMMON STOCKS (95.73%)
Airlines (2.68%)
JetBlue Airways Corp (a)                                       27,900                               $            363,816
Southwest Airlines Co                                          21,170                                            348,458
                                                                                                     --------------------
                                                                                                                 712,274
                                                                                                     --------------------
Applications Software (2.46%)
Citrix Systems Inc (a)                                         21,200                                            653,808
                                                                                                     --------------------

Auto - Medium & Heavy Duty Trucks (1.65%)
Oshkosh Truck Corp                                              8,900                                            438,859
                                                                                                     --------------------

Building - Heavy Construction (2.63%)
Washington Group International Inc                             11,760                                            697,956
                                                                                                     --------------------

Cellular Telecommunications (1.47%)
NII Holdings Inc (a)                                            7,900                                            390,734
                                                                                                     --------------------

Coal (1.61%)
Peabody Energy Corp                                             4,280                                            425,903
                                                                                                     --------------------

Computer Services (3.54%)
Ceridian Corp (a)                                              20,100                                            496,068
Factset Research Systems Inc                                   11,090                                            442,269
                                                                                                     --------------------
                                                                                                                 938,337
                                                                                                     --------------------
Data Processing & Management (2.16%)
Global Payments Inc                                            11,260                                            573,472
                                                                                                     --------------------

Dialysis Centers (1.89%)
DaVita Inc (a)                                                  9,170                                            502,058
                                                                                                     --------------------

Electronic Components - Semiconductors (6.58%)
Broadcom Corp (a)                                              16,216                                          1,105,931
Intersil Corp                                                  14,700                                            427,182
Silicon Laboratories Inc (a)                                    4,300                                            211,689
                                                                                                     --------------------
                                                                                                               1,744,802
                                                                                                     --------------------
Engineering - Research & Development Services (2.84%)
Fluor Corp                                                      8,579                                            754,523
                                                                                                     --------------------

Enterprise Software & Services (1.95%)
Business Objects SA ADR (a)                                    12,450                                            516,675
Computer Associates International Inc                               5                                                137
                                                                                                     --------------------
                                                                                                                 516,812
                                                                                                     --------------------
Food - Dairy Products (1.73%)
Dean Foods Co (a)                                              12,108                                            459,256
                                                                                                     --------------------

Hotels & Motels (1.43%)
Hilton Hotels Corp                                             15,220                                            379,435
                                                                                                     --------------------

Human Resources (1.97%)
Monster Worldwide Inc (a)                                      12,283                                            523,993
                                                                                                     --------------------

Industrial Automation & Robots (1.49%)
Intermec Inc (a)                                               11,310                                            394,380
                                                                                                     --------------------

Internet Infrastructure Software (1.32%)
F5 Networks Inc (a)                                             5,400                                            349,380
                                                                                                     --------------------

Internet Security (1.61%)
Checkfree Corp (a)                                              8,230                                            426,479
                                                                                                     --------------------

Investment Management & Advisory Services (5.64%)
Janus Capital Group Inc                                        19,680                                            411,115
Legg Mason Inc                                                  4,229                                            548,501
T Rowe Price Group Inc                                          7,002                                            535,163
                                                                                                     --------------------
                                                                                                               1,494,779
                                                                                                     --------------------
Machinery - Construction & Mining (1.70%)
Joy Global Inc                                                  8,325                                            449,883
                                                                                                     --------------------

Medical - Biomedical/Gene (3.66%)
Celgene Corp (a)                                                7,670                                            545,720
PDL BioPharma Inc (a)                                          14,600                                            425,590
                                                                                                     --------------------
                                                                                                                 971,310
                                                                                                     --------------------
Medical - Drugs (0.92%)
Endo Pharmaceuticals Holdings Inc (a)                           8,500                                            243,950
                                                                                                     --------------------

Medical - HMO (0.97%)
Sierra Health Services Inc (a)                                  6,484                                            256,896
                                                                                                     --------------------

Medical Products (1.95%)
Varian Medical Systems Inc (a)                                  8,590                                            517,204
                                                                                                     --------------------

Oil & Gas Drilling (2.75%)
Diamond Offshore Drilling Inc                                   5,526                                            468,992
Noble Corp                                                      3,239                                            260,545
                                                                                                     --------------------
                                                                                                                 729,537
                                                                                                     --------------------
Oil Company - Exploration & Production (8.67%)
EOG Resources Inc                                               6,484                                            548,157
Quicksilver Resources Inc (a)                                  15,039                                            756,011
Southwestern Energy Co (a)                                     23,100                                            996,534
                                                                                                     --------------------
                                                                                                               2,300,702
                                                                                                     --------------------
Oil Field Machinery & Equipment (1.46%)
Cooper Cameron Corp (a)                                         7,990                                            386,636
                                                                                                     --------------------

Physical Therapy & Rehabilitation Centers (1.12%)
Psychiatric Solutions Inc (a)                                   9,000                                            296,910
                                                                                                     --------------------

Radio (0.81%)
Sirius Satellite Radio Inc (a)                                 38,072                                            215,868
                                                                                                     --------------------

Real Estate Magagement & Services (1.20%)
CB Richard Ellis Group Inc (a)                                  5,029                                            317,430
                                                                                                     --------------------

Retail - Apparel & Shoe (1.87%)
Chico's FAS Inc (a)                                            11,392                                            496,236
                                                                                                     --------------------

Retail - Restaurants (4.47%)
Darden Restaurants Inc                                         14,350                                            583,471

Panera Bread Co (a)                                             8,833                                            601,527
                                                                                                     --------------------
                                                                                                               1,184,998
                                                                                                     --------------------
Semiconductor Equipment (2.23%)
ASML Holding NV (a)                                            26,190                                            591,632
                                                                                                     --------------------

Telecommunication Equipment (3.84%)
Comverse Technology Inc (a)                                    17,759                                            486,419
Harris Corp                                                    11,439                                            531,113
                                                                                                     --------------------
                                                                                                               1,017,532
                                                                                                     --------------------
Telecommunication Services (1.47%)
MCLEODUSA (a)(b)                                              109,825                                                  -
NeuStar Inc (a)                                                13,440                                            389,894
                                                                                                     --------------------

Veterinary Diagnostics (2.09%)
VCA Antech Inc (a)                                             20,030                                            554,230
                                                                                                     --------------------

Vitamins & Nutrition Products (1.15%)
Herbalife Ltd (a)                                               8,800                                            304,480
                                                                                                     --------------------

Wireless Equipment (5.45%)
American Tower Corp (a)                                        27,806                                            860,318
Crown Castle International Corp (a)                            18,480                                            584,522
                                                                                                     --------------------
                                                                                                               1,444,840
                                                                                                     --------------------
X-Ray Equipment (1.30%)
Hologic Inc (a)                                                 6,720                                            345,811
                                                                                                     --------------------
TOTAL COMMON STOCKS                                                                                 $         25,393,219
                                                                                                     --------------------
                                                            Principal
                                                             Amount                                         Value
                                                            -------------------------------------------------------------
SHORT TERM INVESTMENTS (3.87%)
Commercial Paper (3.87%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                            1,025,591                                          1,025,591
                                                                                                     --------------------
TOTAL SHORT TERM INVESTMENTS                                                                        $          1,025,591
                                                                                                     --------------------
Total Investments                                                                                   $         26,418,810
Other Assets in Excess of Liabilities, Net - 0.40%                                                               105,386
                                                                                                     --------------------
TOTAL NET ASSETS - 100.00%                                                                          $         26,524,196


(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $          5,013,054
Unrealized Depreciation                                             (136,486)
                                                          --------------------
Net Unrealized Appreciation (Depreciation)                          4,876,568
Cost for federal income tax purposes                               21,542,242


Portfolio Summary (unaudited)
------------------------------------------------------------------------------
Sector                                                                Percent
------------------------------------------------------------------------------
Technology                                                             18.92%
Consumer, Non-cyclical                                                 18.76%
Communications                                                         15.96%
Energy                                                                 14.49%
Consumer, Cyclical                                                     12.11%
Financial                                                              10.70%
Industrial                                                              8.66%
Other Assets in Excess of Liabilities, Net                              0.40%
                                                          --------------------
TOTAL NET ASSETS                                                      100.00%
                                                          ====================


Schedule of Investments
January 31, 2006 (unaudited)
MidCap S&P 400 Index Fund
                                                               Shares
                                                                Held                                          Value
                                                              -------------------------------------------------------------
COMMON STOCKS (98.83%)
Aerospace & Defense Equipment (0.45%)
Alliant Techsystems Inc (a)                                       4,041                               $            313,178
DRS Technologies Inc                                              4,305                                            213,915
Sequa Corp (a)                                                      707                                             57,656
                                                                                                       --------------------
                                                                                                                   584,749
                                                                                                       --------------------
Airlines (0.38%)
Airtran Holdings Inc (a)(b)                                       9,684                                            164,047
Alaska Air Group Inc (a)                                          3,672                                            117,247
JetBlue Airways Corp (a)(b)                                      16,635                                            216,920
                                                                                                       --------------------
                                                                                                                   498,214
                                                                                                       --------------------
Apparel Manufacturers (0.29%)
Polo Ralph Lauren Corp                                            6,704                                            379,715
                                                                                                       --------------------

Auction House & Art Dealer (0.27%)
Adesa Inc                                                         9,877                                            252,851
Sotheby's Holdings (a)                                            4,944                                             98,336
                                                                                                       --------------------
                                                                                                                   351,187
                                                                                                       --------------------
Audio & Video Products (0.61%)
Harman International Industries Inc                               7,263                                            798,930
                                                                                                       --------------------

Auto/Truck Parts & Equipment - Original (0.59%)
ArvinMeritor Inc                                                  7,754                                            135,307
BorgWarner Inc                                                    6,286                                            346,547
Lear Corp (b)                                                     7,407                                            187,768
Modine Manufacturing Co                                           3,800                                            102,980
                                                                                                       --------------------
                                                                                                                   772,602
                                                                                                       --------------------
Batteries & Battery Systems (0.30%)
Energizer Holdings Inc (a)                                        7,202                                            389,700
                                                                                                       --------------------

Beverages - Non-alcoholic (0.13%)
PepsiAmericas Inc                                                 6,777                                            165,969
                                                                                                       --------------------

Building - Heavy Construction (0.11%)
Granite Construction Inc                                          3,633                                            147,064
                                                                                                       --------------------

Building - Maintenance & Service (0.05%)
Rollins Inc                                                       3,239                                             69,606
                                                                                                       --------------------

Building - Mobil Home & Manufactured Housing (0.12%)
Thor Industries Inc (b)                                           3,813                                            162,624
                                                                                                       --------------------

Building - Residential & Commercial (1.02%)
Beazer Homes USA Inc (b)                                          4,542                                            330,839
Hovnanian Enterprises Inc (a)                                     3,948                                            191,162
Ryland Group Inc                                                  5,155                                            373,016
Toll Brothers Inc (a)                                            13,048                                            443,632
                                                                                                       --------------------
                                                                                                                 1,338,649
                                                                                                       --------------------
Building & Construction - Miscellaneous (0.08%)
Dycom Industries Inc (a)                                          4,427                                            109,170
                                                                                                       --------------------


Building Products - Cement & Aggregate (0.33%)
Martin Marietta Materials Inc                                     5,113                                            433,480
                                                                                                       --------------------

Capacitors (0.07%)
Kemet Corp (a)                                                    9,560                                             87,761
                                                                                                       --------------------

Casino Hotels (0.17%)
Boyd Gaming Corp                                                  4,820                                            217,864
                                                                                                       --------------------

Chemicals - Diversified (0.72%)
FMC Corp                                                          4,187                                            236,231
Lyondell Chemical Co                                             22,599                                            542,602
Olin Corp                                                         7,909                                            162,134
                                                                                                       --------------------
                                                                                                                   940,967
                                                                                                       --------------------
Chemicals - Specialty (1.26%)
Albemarle Corp (b)                                                4,216                                            184,534
Cabot Corp                                                        6,840                                            268,265
Chemtura Corp                                                    26,454                                            332,527
Cytec Industries Inc                                              4,374                                            216,950
Ferro Corp                                                        4,621                                             90,895
Lubrizol Corp                                                     7,499                                            343,004
Minerals Technologies Inc                                         2,215                                            123,752
Sensient Technologies Corp                                        5,190                                             98,403
                                                                                                       --------------------
                                                                                                                 1,658,330
                                                                                                       --------------------
Coal (1.62%)
Arch Coal Inc                                                     7,854                                            681,099
Peabody Energy Corp                                              14,500                                          1,442,895
                                                                                                       --------------------
                                                                                                                 2,123,994
                                                                                                       --------------------
Coatings & Paint (0.42%)
RPM International Inc                                            12,983                                            245,378
Valspar Corp                                                     11,167                                            303,966
                                                                                                       --------------------
                                                                                                                   549,344
                                                                                                       --------------------
Commercial Banks (3.58%)
Associated Banc-Corp                                             15,049                                            509,258
Bank of Hawaii Corp                                               5,659                                            295,456
Cathay General Bancorp                                            5,532                                            197,548
City National Corp/Beverly Hills CA                               4,584                                            343,662
Colonial BancGroup Inc/The                                       17,004                                            423,400
Commerce Bancorp Inc/NJ (b)                                      19,149                                            640,343
Cullen/Frost Bankers Inc                                          5,203                                            279,609
FirstMerit Corp                                                   9,166                                            231,442
Greater Bay Bancorp                                               5,565                                            144,356
Mercantile Bankshares Corp                                       13,577                                            515,228
SVB Financial Group (a)                                           3,913                                            193,615
TCF Financial Corp                                               12,537                                            313,300
Texas Regional Bancshares Inc (b)                                 4,548                                            139,987
Webster Financial Corp                                            5,934                                            279,491
Westamerica Bancorporation                                        3,540                                            190,523
                                                                                                       --------------------
                                                                                                                 4,697,218
                                                                                                       --------------------
Commercial Services (0.69%)
Alliance Data Systems Corp (a)                                    7,558                                            319,325
ChoicePoint Inc (a)                                               9,889                                            406,636
Quanta Services Inc (a)                                          13,012                                            180,216
                                                                                                       --------------------
                                                                                                                   906,177
                                                                                                       --------------------
Commercial Services - Finance (0.11%)
Deluxe Corp                                                       5,590                                            149,700
                                                                                                       --------------------

Computer Services (1.73%)
Anteon International Corp (a)                                     3,608                                            198,981
BISYS Group Inc/The (a)                                          13,321                                            193,021
Ceridian Corp (a)                                                16,019                                            395,349
Cognizant Technology Solutions Corp (a)                          15,238                                            798,014
DST Systems Inc (a)                                               6,950                                            393,787
Reynolds & Reynolds Co/The                                        5,640                                            160,176
SRA International Inc (a)                                         4,100                                            130,216
                                                                                                       --------------------
                                                                                                                 2,269,544
                                                                                                       --------------------
Computers - Integrated Systems (0.41%)
Diebold Inc                                                       7,645                                            298,996
Jack Henry & Associates Inc                                       8,251                                            168,898
McData Corp - A Shares (a)                                       16,869                                             72,031
                                                                                                       --------------------
                                                                                                                   539,925
                                                                                                       --------------------
Computers  -Memory Devices (1.57%)
Imation Corp                                                      3,782                                            171,438
SanDisk Corp (a)                                                 20,303                                          1,367,610
Western Digital Corp (a)                                         23,786                                            519,962
                                                                                                       --------------------
                                                                                                                 2,059,010
                                                                                                       --------------------
Consulting Services (0.44%)
Corporate Executive Board Co                                      4,358                                            366,682
Gartner Inc (a)                                                   6,385                                             87,857
Navigant Consulting Inc (a)(b)                                    5,569                                            126,528
                                                                                                       --------------------
                                                                                                                   581,067
                                                                                                       --------------------
Consumer Products - Miscellaneous (0.45%)
American Greetings Corp                                           7,247                                            147,911
Blyth Inc                                                         2,938                                             63,755
Scotts Miracle-Gro Co/The                                         4,977                                            246,361
Tupperware Brands Corp                                            5,890                                            130,758
                                                                                                       --------------------
                                                                                                                   588,785
                                                                                                       --------------------
Containers - Paper & Plastic (0.38%)
Packaging Corp of America                                         6,915                                            160,428
Sonoco Products Co                                               10,929                                            338,471
                                                                                                       --------------------
                                                                                                                   498,899
                                                                                                       --------------------
Data Processing & Management (1.53%)
Acxiom Corp                                                       8,352                                            197,692
Certegy Inc                                                       6,851                                            297,676
CSG Systems International (a)                                     5,360                                            122,047
Dun & Bradstreet Corp (a)                                         7,321                                            529,162
Fair Isaac Corp                                                   7,210                                            319,547
MoneyGram International Inc                                       9,392                                            249,452
SEI Investments Co                                                7,004                                            288,915
                                                                                                       --------------------
                                                                                                                 2,004,491
                                                                                                       --------------------
Decision Support Software (0.08%)
Wind River Systems Inc (a)                                        8,243                                            110,291
                                                                                                       --------------------

Dental Supplies & Equipment (0.36%)
Dentsply International Inc                                        8,671                                            465,633
                                                                                                       --------------------

Diagnostic Equipment (0.50%)
Cytyc Corp (a)                                                   12,565                                            378,206
Gen-Probe Inc (a)(b)                                              5,604                                            282,610
                                                                                                       --------------------
                                                                                                                   660,816
                                                                                                       --------------------
Dialysis Centers (0.27%)
Renal Care Group Inc (a)                                          7,535                                            357,460
                                                                                                       --------------------


Direct Marketing (0.21%)
Catalina Marketing Corp                                           4,342                                             97,044
Harte-Hanks Inc (b)                                               6,261                                            177,687
                                                                                                       --------------------
                                                                                                                   274,731
                                                                                                       --------------------
Distribution & Wholesale (1.08%)
CDW Corp                                                          6,923                                            387,688
Fastenal Co                                                      13,659                                            521,091
Ingram Micro Inc (a)                                             12,783                                            247,351
Tech Data Corp (a)                                                6,226                                            256,698
                                                                                                       --------------------
                                                                                                                 1,412,828
                                                                                                       --------------------
Diversified Manufacturing Operations (2.03%)
Brink's Co/The                                                    6,478                                            344,629
Carlisle Cos Inc                                                  3,363                                            233,426
Crane Co                                                          5,499                                            205,223
Federal Signal Corp                                               5,304                                             94,040
Harsco Corp                                                       4,603                                            364,650
Lancaster Colony Corp                                             2,808                                            116,448
Pentair Inc                                                      11,158                                            428,467
SPX Corp                                                          7,257                                            346,231
Teleflex Inc                                                      4,466                                            281,671
Trinity Industries Inc (b)                                        4,808                                            245,448
                                                                                                       --------------------
                                                                                                                 2,660,233
                                                                                                       --------------------
Diversified Operations (0.36%)
Leucadia National Corp                                            9,058                                            475,273
                                                                                                       --------------------

Electric - Integrated (4.81%)
Alliant Energy Corp                                              12,885                                            382,169
Aquila Inc (a)                                                   41,176                                            150,292
Black Hills Corp                                                  3,653                                            130,047
DPL Inc (c)                                                      14,063                                            360,575
Duquesne Light Holdings Inc                                       8,598                                            154,592
Energy East Corp                                                 16,287                                            404,732
Great Plains Energy Inc (b)                                       8,237                                            235,002
Hawaiian Electric Industries Inc (b)                              8,927                                            234,155
Idacorp Inc                                                       4,667                                            147,757
MDU Resources Group Inc (b)                                      13,218                                            478,492
Northeast Utilities                                              16,548                                            328,974
NSTAR                                                            11,778                                            338,500
OGE Energy Corp                                                   9,987                                            271,147
Pepco Holdings Inc                                               20,858                                            479,943
PNM Resources Inc                                                 7,583                                            186,314
Puget Energy Inc                                                 12,733                                            268,539
SCANA Corp                                                       12,624                                            507,106
Sierra Pacific Resources (a)                                     20,226                                            266,983
Westar Energy Inc                                                 9,565                                            197,039
Wisconsin Energy Corp                                            12,900                                            535,479
WPS Resources Corp (b)                                            4,410                                            247,313
                                                                                                       --------------------
                                                                                                                 6,305,150
                                                                                                       --------------------
Electric Products - Miscellaneous (0.24%)
Ametek Inc                                                        7,739                                            318,382
                                                                                                       --------------------

Electronic Components - Miscellaneous (0.57%)
Gentex Corp                                                      17,134                                            286,138
Plexus Corp (a)(b)                                                4,804                                            136,001
Vishay Intertechnology Inc (a)                                   20,303                                            321,397
                                                                                                       --------------------
                                                                                                                   743,536
                                                                                                       --------------------

Electronic Components - Semiconductors (2.37%)
Cree Inc (a)(b)                                                   8,368                                            218,656
Fairchild Semiconductor International Inc (a)(b)                 13,245                                            264,238
International Rectifier Corp (a)                                  7,807                                            283,941
Intersil Corp                                                    17,035                                            495,037
Lattice Semiconductor Corp (a)                                   12,529                                             56,756
MEMC Electronic Materials Inc (a)                                18,213                                            520,527
Microchip Technology Inc                                         23,177                                            869,369
Semtech Corp (a)(b)                                               8,033                                            154,876
Silicon Laboratories Inc (a)                                      4,942                                            243,295
                                                                                                       --------------------
                                                                                                                 3,106,695
                                                                                                       --------------------
Electronic Connectors (0.58%)
Amphenol Corp (b)                                                 9,801                                            498,185
Thomas & Betts Corp (a)                                           5,840                                            260,756
                                                                                                       --------------------
                                                                                                                   758,941
                                                                                                       --------------------
Electronic Design Automation (0.76%)
Cadence Design Systems Inc (a)                                   31,285                                            552,493
Mentor Graphics Corp (a)                                          8,731                                             96,041
Synopsys Inc (a)                                                 15,914                                            351,859
                                                                                                       --------------------
                                                                                                                 1,000,393
                                                                                                       --------------------
Electronic Measurement Instruments (0.15%)
National Instruments Corp                                         6,109                                            202,147
                                                                                                       --------------------

Electronic Parts Distribution (0.65%)
Arrow Electronics Inc (a)                                        13,185                                            453,037
Avnet Inc (a)                                                    16,090                                            393,400
                                                                                                       --------------------
                                                                                                                   846,437
                                                                                                       --------------------
Engineering - Research & Development Services (0.41%)
Jacobs Engineering Group Inc (a)                                  6,416                                            534,902
                                                                                                       --------------------

Enterprise Software & Services (0.20%)
Advent Software Inc (a)                                           1,774                                             46,585
Sybase Inc (a)                                                   10,046                                            216,893
                                                                                                       --------------------
                                                                                                                   263,478
                                                                                                       --------------------
Entertainment Software (0.33%)
Activision Inc (a)                                               30,181                                            432,796
                                                                                                       --------------------

Environmental Monitoring & Detection (0.09%)
Mine Safety Appliances Co                                         2,908                                            115,826
                                                                                                       --------------------

Fiduciary Banks (0.49%)
Investors Financial Services Corp                                 7,166                                            336,372
Wilmington Trust Corp                                             7,479                                            310,379
                                                                                                       --------------------
                                                                                                                   646,751
                                                                                                       --------------------
Filtration & Separation Products (0.20%)
Donaldson Co Inc                                                  7,525                                            259,989
                                                                                                       --------------------

Finance - Auto Loans (0.33%)
AmeriCredit Corp (a)                                             15,198                                            437,094
                                                                                                       --------------------

Finance - Investment Banker & Broker (0.74%)
AG Edwards Inc                                                    8,458                                            402,347
Jefferies Group Inc                                               5,444                                            296,535
Raymond James Financial Inc                                       6,273                                            266,979
                                                                                                       --------------------
                                                                                                                   965,861
                                                                                                       --------------------

Finance - Mortgage Loan/Banker (0.22%)
IndyMac Bancorp Inc                                               7,079                                            289,248
                                                                                                       --------------------

Financial Guarantee Insurance (0.73%)
PMI Group Inc/The                                                 9,875                                            426,896
Radian Group Inc                                                  9,156                                            523,998
                                                                                                       --------------------
                                                                                                                   950,894
                                                                                                       --------------------
Food - Confectionery (0.28%)
JM Smucker Co/The                                                 6,437                                            280,009
Tootsie Roll Industries Inc (b)                                   2,774                                             80,585
                                                                                                       --------------------
                                                                                                                   360,594
                                                                                                       --------------------
Food - Dairy Products (0.43%)
Dean Foods Co (a)                                                14,843                                            562,995
                                                                                                       --------------------

Food - Meat Products (0.43%)
Hormel Foods Corp                                                 8,049                                            269,883
Smithfield Foods Inc (a)                                         10,903                                            292,637
                                                                                                       --------------------
                                                                                                                   562,520
                                                                                                       --------------------
Food - Retail (0.07%)
Ruddick Corp                                                      3,838                                             88,696
                                                                                                       --------------------

Footwear & Related Apparel (0.16%)
Timberland Co (a)                                                 6,050                                            211,508
                                                                                                       --------------------

Gas - Distribution (0.77%)
AGL Resources Inc                                                 8,563                                            306,384
Oneok Inc                                                        10,759                                            304,049
Vectren Corp                                                      8,391                                            229,578
WGL Holdings Inc                                                  5,370                                            167,437
                                                                                                       --------------------
                                                                                                                 1,007,448
                                                                                                       --------------------
Golf (0.08%)
Callaway Golf Co                                                  7,250                                            110,780
                                                                                                       --------------------

Hazardous Waste Disposal (0.22%)
Stericycle Inc (a)                                                4,866                                            290,841
                                                                                                       --------------------

Home Furnishings (0.10%)
Furniture Brands International Inc                                5,608                                            134,928
                                                                                                       --------------------

Hospital Beds & Equipment (0.25%)
Hillenbrand Industries Inc                                        6,738                                            331,644
                                                                                                       --------------------

Human Resources (0.63%)
Kelly Services Inc                                                2,132                                             57,095
Korn/Ferry International (a)                                      4,647                                             91,825
Manpower Inc                                                      9,630                                            518,383
MPS Group Inc (a)                                                11,154                                            158,498
                                                                                                       --------------------
                                                                                                                   825,801
                                                                                                       --------------------
Industrial Automation & Robots (0.13%)
Nordson Corp (b)                                                  3,601                                            163,557
                                                                                                       --------------------

Industrial Gases (0.22%)
Airgas Inc                                                        7,389                                            286,545
                                                                                                       --------------------


Instruments - Scientific (0.10%)
Varian Inc (a)                                                    3,432                                            131,686
                                                                                                       --------------------

Insurance Brokers (0.50%)
Arthur J Gallagher & Co                                          10,498                                            306,122
Brown & Brown Inc                                                12,263                                            352,316
                                                                                                       --------------------
                                                                                                                   658,438
                                                                                                       --------------------
Internet Infrastructure Equipment (0.14%)
Avocent Corp (a)                                                  5,394                                            179,458
                                                                                                       --------------------

Internet Infrastructure Software (0.21%)
F5 Networks Inc (a)                                               4,347                                            281,251
                                                                                                       --------------------

Internet Security (0.81%)
Checkfree Corp (a)                                                9,998                                            518,096
McAfee Inc (a)(b)                                                18,500                                            429,015
RSA Security Inc (a)                                              7,826                                            120,286
                                                                                                       --------------------
                                                                                                                 1,067,397
                                                                                                       --------------------
Investment Management & Advisory Services (1.80%)
Eaton Vance Corp                                                 14,395                                            414,864
Legg Mason Inc (c)                                               13,435                                          1,742,519
Waddell & Reed Financial Inc                                      9,234                                            205,734
                                                                                                       --------------------
                                                                                                                 2,363,117
                                                                                                       --------------------
Life & Health Insurance (0.69%)
AmerUs Group Co (b)                                               4,262                                            261,559
Protective Life Corp                                              7,685                                            345,441
Stancorp Financial Group Inc                                      6,018                                            299,395
                                                                                                       --------------------
                                                                                                                   906,395
                                                                                                       --------------------
Lottery Services (0.35%)
GTECH Holdings Corp                                              13,794                                            460,995
                                                                                                       --------------------

Machinery - Construction & Mining (0.55%)
Joy Global Inc                                                   13,400                                            724,136
                                                                                                       --------------------

Machinery - Farm (0.14%)
AGCO Corp (a)                                                     9,980                                            179,740
                                                                                                       --------------------

Machinery - Print Trade (0.27%)
Zebra Technologies Corp (a)                                       7,758                                            349,343
                                                                                                       --------------------

Machinery - Pumps (0.48%)
Flowserve Corp (a)(b)                                             6,095                                            280,248
Graco Inc                                                         7,558                                            303,681
Tecumseh Products Co                                              2,038                                             51,663
                                                                                                       --------------------
                                                                                                                   635,592
                                                                                                       --------------------
Machinery Tools & Related Products (0.19%)
Kennametal Inc                                                    4,251                                            248,684
                                                                                                       --------------------

Medical  - Outpatient & Home Medical Care (0.45%)
Apria Healthcare Group Inc (a)                                    5,466                                            133,206
Lincare Holdings Inc (a)                                         10,723                                            453,154
                                                                                                       --------------------
                                                                                                                   586,360
                                                                                                       --------------------
Medical - Biomedical/Gene (1.72%)
Affymetrix Inc (a)(b)                                             7,319                                            279,439
Charles River Laboratories International (a)                      7,975                                            367,887
Invitrogen Corp (a)                                               5,828                                            401,433

Martek Biosciences Corp (a)(b)                                    3,497                                            100,714
Millennium Pharmaceuticals Inc (a)                               34,234                                            353,980
PDL BioPharma Inc (a)                                            12,443                                            362,713
Vertex Pharmaceuticals Inc (a)(b)                                10,931                                            390,455
                                                                                                       --------------------
                                                                                                                 2,256,621
                                                                                                       --------------------
Medical - Drugs (0.99%)
Cephalon Inc (a)(b)                                               6,406                                            454,121
Sepracor Inc (a)                                                 11,698                                            665,733
Valeant Pharmaceuticals International                            10,215                                            183,462
                                                                                                       --------------------
                                                                                                                 1,303,316
                                                                                                       --------------------
Medical - Generic Drugs (0.80%)
Barr Pharmaceuticals Inc (a)                                     11,865                                            778,107
Par Pharmaceutical Cos Inc (a)                                    3,776                                            124,910
Perrigo Co (b)                                                    9,168                                            143,112
                                                                                                       --------------------
                                                                                                                 1,046,129
                                                                                                       --------------------
Medical - HMO (0.48%)
Health Net Inc (a)                                               12,627                                            623,395
                                                                                                       --------------------

Medical - Hospitals (0.93%)
Community Health Systems Inc (a)                                  9,762                                            355,239
LifePoint Hospitals Inc (a)                                       6,296                                            194,232
Triad Hospitals Inc (a)                                           9,499                                            390,029
Universal Health Services Inc                                     6,018                                            285,915
                                                                                                       --------------------
                                                                                                                 1,225,415
                                                                                                       --------------------
Medical Instruments (1.12%)
Beckman Coulter Inc                                               6,853                                            408,096
Edwards Lifesciences Corp (a)                                     6,587                                            282,846
Intuitive Surgical Inc (a)                                        3,912                                            538,487
Techne Corp (a)                                                   4,286                                            243,659
                                                                                                       --------------------
                                                                                                                 1,473,088
                                                                                                       --------------------
Medical Laboratory & Testing Service (0.30%)
Covance Inc (a)                                                   6,899                                            391,932
                                                                                                       --------------------

Medical Products (1.29%)
Henry Schein Inc (a)                                              9,612                                            448,304
Inamed Corp (a)                                                   4,009                                            369,269
Varian Medical Systems Inc (a)                                   14,505                                            873,346
                                                                                                       --------------------
                                                                                                                 1,690,919
                                                                                                       --------------------
Medical Sterilization Products (0.16%)
STERIS Corp                                                       7,539                                            203,553
                                                                                                       --------------------

Metal Processors & Fabrication (0.94%)
Precision Castparts Corp                                         14,652                                            731,867
Timken Co (b)                                                     9,175                                            331,860
Worthington Industries (b)                                        7,877                                            162,503
                                                                                                       --------------------
                                                                                                                 1,226,230
                                                                                                       --------------------
Motion Pictures & Services (0.08%)
Macrovision Corp (a)                                              5,614                                            104,364
                                                                                                       --------------------

Multi-line Insurance (1.30%)
American Financial Group Inc/OH                                   5,131                                            193,028
Hanover Insurance Group Inc.                                      5,921                                            286,873
HCC Insurance Holdings Inc                                       11,667                                            362,377
Horace Mann Educators Corp                                        4,738                                             92,817
Old Republic International Corp                                  25,256                                            541,741

Unitrin Inc                                                       5,012                                            221,581
                                                                                                       --------------------
                                                                                                                 1,698,417
                                                                                                       --------------------
Multimedia (0.28%)
Belo Corp                                                        10,439                                            238,114
Media General Inc                                                 2,651                                            126,850
                                                                                                       --------------------
                                                                                                                   364,964
                                                                                                       --------------------
Networking Products (0.30%)
3Com Corp (a)                                                    42,671                                            195,007
Polycom Inc (a)                                                  10,372                                            201,009
                                                                                                       --------------------
                                                                                                                   396,016
                                                                                                       --------------------
Non-hazardous Waste Disposal (0.39%)
Republic Services Inc                                            13,461                                            509,499
                                                                                                       --------------------

Office Furnishings - Original (0.44%)
Herman Miller Inc                                                 7,614                                            230,704
HNI Corp                                                          6,041                                            348,566
                                                                                                       --------------------
                                                                                                                   579,270
                                                                                                       --------------------
Oil - Field Services (1.18%)
Hanover Compressor Co (a)(b)                                     10,126                                            167,687
Smith International Inc                                          22,097                                            994,365
Tidewater Inc                                                     6,670                                            389,661
                                                                                                       --------------------
                                                                                                                 1,551,713
                                                                                                       --------------------
Oil & Gas Drilling (2.02%)
ENSCO International Inc                                          16,901                                            863,979
Helmerich & Payne Inc                                             5,735                                            449,395
Patterson-UTI Energy Inc                                         19,055                                            716,849
Pride International Inc (a)                                      17,472                                            616,936
                                                                                                       --------------------
                                                                                                                 2,647,159
                                                                                                       --------------------
Oil Company - Exploration & Production (3.82%)
Denbury Resources Inc (a)                                        12,632                                            376,055
Forest Oil Corp (a)                                               6,026                                            310,339
Newfield Exploration Co (a)                                      14,030                                            735,172
Noble Energy Inc                                                 19,291                                            892,787
Pioneer Natural Resources Co                                     14,173                                            752,586
Plains Exploration & Production Co (a)                            8,645                                            387,642
Pogo Producing Co                                                 6,606                                            396,294
Quicksilver Resources Inc (a)                                     7,370                                            370,490
Southwestern Energy Co (a)                                       18,386                                            793,172
                                                                                                       --------------------
                                                                                                                 5,014,537
                                                                                                       --------------------
Oil Field Machinery & Equipment (1.30%)
Cooper Cameron Corp (a)                                          12,507                                            605,214
FMC Technologies Inc (a)                                          7,592                                            393,417
Grant Prideco Inc (a)                                            14,178                                            710,176
                                                                                                       --------------------
                                                                                                                 1,708,807
                                                                                                       --------------------
Optical Supplies (0.25%)
Advanced Medical Optics Inc (a)                                   7,357                                            327,975
                                                                                                       --------------------

Paper & Related Products (0.66%)
Bowater Inc                                                       6,167                                            168,606
Glatfelter                                                        4,860                                             69,109
Longview Fibre Co                                                 5,632                                            107,290
Potlatch Corp                                                     3,219                                            164,909
Rayonier Inc                                                      8,364                                            357,561
                                                                                                       --------------------
                                                                                                                   867,475
                                                                                                       --------------------

Pharmacy Services (0.50%)
Omnicare Inc                                                     13,167                                            654,400
                                                                                                       --------------------

Pipelines (1.42%)
Equitable Resources Inc                                          13,329                                            491,840
National Fuel Gas Co                                              9,314                                            306,431
Questar Corp                                                      9,404                                            766,238
Western Gas Resources Inc                                         6,336                                            300,960
                                                                                                       --------------------
                                                                                                                 1,865,469
                                                                                                       --------------------
Power Converter & Supply Equipment (0.23%)
Hubbell Inc                                                       6,692                                            300,805
                                                                                                       --------------------

Printing - Commercial (0.22%)
Banta Corp                                                        2,644                                            135,161
Valassis Communications Inc (a)                                   5,247                                            146,392
                                                                                                       --------------------
                                                                                                                   281,553
                                                                                                       --------------------
Property & Casualty Insurance (1.75%)
Fidelity National Financial Inc                                  19,135                                            755,259
First American Corp                                              10,554                                            494,138
Mercury General Corp                                              3,914                                            220,632
Ohio Casualty Corp                                                7,015                                            211,432
WR Berkley Corp                                                  12,366                                            610,880
                                                                                                       --------------------
                                                                                                                 2,292,341
                                                                                                       --------------------
Publicly Traded Investment Fund (1.72%)
iShares S&P MidCap 400 Index Fund (b)                            29,030                                          2,257,083
                                                                                                       --------------------

Publishing - Books (0.09%)
Scholastic Corp (a)                                               3,932                                            118,157
                                                                                                       --------------------

Publishing - Newspapers (0.51%)
Lee Enterprises Inc                                               5,014                                            176,443
Washington Post Co/The                                              646                                            492,885
                                                                                                       --------------------
                                                                                                                   669,328
                                                                                                       --------------------
Publishing - Periodicals (0.13%)
Reader's Digest Association Inc/The                              10,865                                            172,645
                                                                                                       --------------------

Racetracks (0.14%)
International Speedway Corp                                       3,881                                            183,377
                                                                                                       --------------------

Radio (0.23%)
Emmis Communications Corp (a)                                     4,066                                             72,334
Entercom Communications Corp (b)                                  4,204                                            126,919
Westwood One Inc (b)                                              7,233                                            108,423
                                                                                                       --------------------
                                                                                                                   307,676
                                                                                                       --------------------
Reinsurance (0.50%)
Everest Re Group Ltd                                              6,822                                            659,346
                                                                                                       --------------------

REITS - Apartments (0.29%)
United Dominion Realty Trust Inc                                 15,128                                            384,402
                                                                                                       --------------------

REITS - Diversified (0.34%)
Liberty Property Trust                                            9,731                                            440,425
                                                                                                       --------------------

REITS - Hotels (0.26%)
Hospitality Properties Trust                                      7,931                                            340,002
                                                                                                       --------------------


REITS - Office Property (0.38%)
Highwoods Properties Inc                                          5,958                                            187,915
Mack-Cali Realty Corp                                             6,825                                            305,214
                                                                                                       --------------------
                                                                                                                   493,129
                                                                                                       --------------------
REITS - Regional Malls (0.42%)
Macerich Co/The                                                   7,660                                            555,886
                                                                                                       --------------------

REITS - Shopping Centers (1.31%)
Developers Diversified Realty Corp                               12,004                                            591,317
New Plan Excel Realty Trust (b)                                  11,493                                            283,303
Regency Centers Corp                                              7,484                                            482,344
Weingarten Realty Investors                                       8,863                                            359,217
                                                                                                       --------------------
                                                                                                                 1,716,181
                                                                                                       --------------------
REITS - Warehouse & Industrial (0.38%)
AMB Property Corp                                                 9,423                                            491,881
                                                                                                       --------------------

Rental - Auto & Equipment (0.29%)
Rent-A-Center Inc (a)                                             7,826                                            160,433
United Rentals Inc (a)(b)                                         7,382                                            216,366
                                                                                                       --------------------
                                                                                                                   376,799
                                                                                                       --------------------
Research & Development (0.29%)
Pharmaceutical Product Development Inc                            5,529                                            382,496
                                                                                                       --------------------

Retail - Apparel & Shoe (3.25%)
Abercrombie & Fitch Co                                            9,663                                            641,527
Aeropostale Inc (a)                                               5,994                                            181,199
American Eagle Outfitters                                        14,506                                            391,372
AnnTaylor Stores Corp (a)                                         8,016                                            267,093
Chico's FAS Inc (a)                                              19,957                                            869,327
Claire's Stores Inc                                              10,958                                            346,930
Foot Locker Inc                                                  17,209                                            390,988
Pacific Sunwear Of California (a)                                 8,180                                            200,492
Payless Shoesource Inc (a)                                        7,565                                            184,283
Ross Stores Inc                                                  15,938                                            454,233
Urban Outfitters Inc (a)                                         12,168                                            332,308
                                                                                                       --------------------
                                                                                                                 4,259,752
                                                                                                       --------------------
Retail - Arts & Crafts (0.38%)
Michaels Stores Inc                                              14,741                                            495,740
                                                                                                       --------------------

Retail - Auto Parts (0.71%)
Advance Auto Parts Inc                                           11,929                                            519,747
O'Reilly Automotive Inc (a)                                      12,359                                            405,622
                                                                                                       --------------------
                                                                                                                   925,369
                                                                                                       --------------------
Retail - Automobile (0.41%)
Carmax Inc (a)                                                   11,544                                            345,050
Copart Inc (a)(b)                                                 7,683                                            193,535
                                                                                                       --------------------
                                                                                                                   538,585
                                                                                                       --------------------
Retail - Bookstore (0.33%)
Barnes & Noble Inc                                                5,803                                            246,163
Borders Group Inc                                                 7,363                                            181,277
                                                                                                       --------------------
                                                                                                                   427,440
                                                                                                       --------------------
Retail - Catalog Shopping (0.20%)
MSC Industrial Direct Co                                          5,948                                            267,244
                                                                                                       --------------------


Retail - Computer Equipment (0.19%)
GameStop Corp (a)(b)                                              6,300                                            253,953
                                                                                                       --------------------

Retail - Discount (0.45%)
99 Cents Only Stores (a)(b)                                       5,292                                             55,248
BJ's Wholesale Club Inc (a)                                       7,459                                            239,732
Dollar Tree Stores Inc (a)                                       11,731                                            290,812
                                                                                                       --------------------
                                                                                                                   585,792
                                                                                                       --------------------
Retail - Hair Salons (0.15%)
Regis Corp                                                        4,991                                            193,401
                                                                                                       --------------------

Retail - Home Furnishings (0.08%)
Pier 1 Imports Inc                                                9,560                                            103,439
                                                                                                       --------------------

Retail - Mail Order (0.39%)
Williams-Sonoma Inc (a)                                          12,728                                            506,320
                                                                                                       --------------------

Retail - Major Department Store (0.23%)
Saks Inc (a)                                                     15,326                                            295,945
                                                                                                       --------------------

Retail - Pet Food & Supplies (0.30%)
Petsmart Inc                                                     15,480                                            387,929
                                                                                                       --------------------

Retail - Restaurants (1.34%)
Applebees International Inc                                       8,412                                            201,636
Bob Evans Farms Inc                                               3,949                                            105,438
Brinker International Inc                                         9,484                                            385,999
CBRL Group Inc                                                    5,156                                            226,348
Cheesecake Factory/The (a)                                        8,660                                            319,121
Outback Steakhouse Inc                                            7,245                                            334,936
Ruby Tuesday Inc                                                  6,404                                            183,219
                                                                                                       --------------------
                                                                                                                 1,756,697
                                                                                                       --------------------
Rubber - Tires (0.04%)
Bandag Inc                                                        1,291                                             57,604
                                                                                                       --------------------

Savings & Loans - Thrifts (0.98%)
Astoria Financial Corp                                            9,741                                            280,541
Independence Community Bank Corp                                  8,140                                            325,519
New York Community Bancorp Inc                                   26,116                                            445,539
Washington Federal Inc                                            9,588                                            231,454
                                                                                                       --------------------
                                                                                                                 1,283,053
                                                                                                       --------------------
Schools (1.06%)
Career Education Corp (a)                                        10,804                                            351,022
Corinthian Colleges Inc (a)(b)                                   10,079                                            127,802
DeVry Inc (a)                                                     6,455                                            148,400
Education Management Corp (a)                                     7,375                                            225,823
ITT Educational Services Inc (a)                                  4,188                                            244,160
Laureate Education Inc (a)                                        5,488                                            285,925
                                                                                                       --------------------
                                                                                                                 1,383,132
                                                                                                       --------------------
Semiconductor Component - Integrated Circuits (0.69%)
Atmel Corp (a)                                                   46,893                                            185,227
Cypress Semiconductor Corp (a)(b)                                14,926                                            252,697
Integrated Device Technology Inc (a)                             22,014                                            305,775
Micrel Inc (a)                                                    7,197                                             88,307
Triquint Semiconductor Inc (a)                                   15,438                                             75,338
                                                                                                       --------------------
                                                                                                                   907,344
                                                                                                       --------------------

Semiconductor Equipment (0.67%)
Cabot Microelectronics Corp (a)(b)                                2,679                                             88,970
Credence Systems Corp (a)                                        10,964                                             95,935
Lam Research Corp (a)                                            14,996                                            696,264
                                                                                                       --------------------
                                                                                                                   881,169
                                                                                                       --------------------
Soap & Cleaning Products (0.20%)
Church & Dwight Co Inc                                            7,093                                            261,022
                                                                                                       --------------------

Steel - Producers (0.15%)
Steel Dynamics Inc                                                4,230                                            196,357
                                                                                                       --------------------

Telecommunication Equipment (0.99%)
Adtran Inc                                                        7,468                                            219,037
CommScope Inc (a)                                                 6,066                                            134,119
Harris Corp                                                      14,751                                            684,889
Plantronics Inc                                                   5,225                                            182,875
Utstarcom Inc (a)(b)                                             11,590                                             81,246
                                                                                                       --------------------
                                                                                                                 1,302,166
                                                                                                       --------------------
Telecommunication Equipment - Fiber Optics (0.06%)
Newport Corp (a)                                                  4,404                                             74,736
                                                                                                       --------------------

Telephone - Integrated (0.38%)
Cincinnati Bell Inc (a)(c)                                       27,146                                             95,011
Telephone & Data Systems Inc                                     11,315                                            405,416
                                                                                                       --------------------
                                                                                                                   500,427
                                                                                                       --------------------
Textile - Home Furnishings (0.38%)
Mohawk Industries Inc (a)                                         5,827                                            495,528
                                                                                                       --------------------

Tobacco (0.10%)
Universal Corp/Richmond VA                                        2,836                                            134,001
                                                                                                       --------------------

Transactional Software (0.10%)
Transaction Systems Architects Inc (a)                            4,099                                            135,226
                                                                                                       --------------------

Transport - Equipment & Leasing (0.17%)
GATX Corp                                                         5,580                                            221,582
                                                                                                       --------------------

Transport - Marine (0.32%)
Alexander & Baldwin Inc                                           4,840                                            254,439
Overseas Shipholding Group (c)                                    3,262                                            168,254
                                                                                                       --------------------
                                                                                                                   422,693
                                                                                                       --------------------
Transport - Services (1.24%)
CH Robinson Worldwide Inc                                        18,847                                            762,550
Expeditors International Washington Inc                          11,758                                            864,683
                                                                                                       --------------------
                                                                                                                 1,627,233
                                                                                                       --------------------
Transport - Truck (0.91%)
CNF Inc                                                           5,755                                            294,944
JB Hunt Transport Services Inc                                   13,644                                            324,727
Swift Transportation Co Inc (a)                                   5,781                                            136,605
Werner Enterprises Inc (b)                                        5,690                                            122,620
YRC Worldwide Inc (a)                                             6,405                                            319,225
                                                                                                       --------------------
                                                                                                                 1,198,121
                                                                                                       --------------------
Veterinary Diagnostics (0.19%)
VCA Antech Inc (a)                                                9,112                                            252,129
                                                                                                       --------------------


Water (0.30%)
Aqua America Inc                                                 14,189                                            399,562
                                                                                                       --------------------

Wireless Equipment (0.25%)
Powerwave Technologies Inc (a)                                   12,196                                            178,184
RF Micro Devices Inc (a)                                         20,847                                            151,766
                                                                                                       --------------------
                                                                                                                   329,950
                                                                                                       --------------------
TOTAL COMMON STOCKS                                                                                   $        129,595,785
                                                                                                       --------------------
                                                              Principal
                                                               Amount                                         Value
                                                              -------------------------------------------------------------
SHORT TERM INVESTMENTS (0.66%)
Commercial Paper (0.66%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                                868,346                                            868,346
                                                                                                       --------------------
TOTAL SHORT TERM INVESTMENTS                                                                          $            868,346
                                                                                                       --------------------
REPURCHASE AGREEMENTS (8.11%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006      10,626,296                                        10,625,000
(collateralized by Federal Home Loan Bank ARM;
$10,864,597; 12/1/2035)  (d)
                                                                                                       --------------------

TOTAL REPURCHASE AGREEMENTS                                                                           $         10,625,000
                                                                                                       --------------------
Total Investments                                                                                     $        141,089,131
Liabilities in Excess of Other Assets, Net - (7.60)%                                                           (9,961,180)
                                                                                                       --------------------
TOTAL NET ASSETS - 100.00%                                                                            $        131,127,951
                                                                                                       ====================
                                                                                                       --------------------

                                                                                                       ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $467,375 or 0.36% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $         27,483,036
Unrealized Depreciation                                 (4,280,356)
                                                --------------------
Net Unrealized Appreciation (Depreciation)               23,202,680
Cost for federal income tax purposes                    117,886,451


                          SCHEDULE OF FUTURES CONTRACTS
                                                           Current             Unrealized
                         Number                Original    Market             Appreciation/
                            of
Type                     Contracts               Value      Value            (Depreciation)
--------------------------------------------------------------------------------
Buy:
MidCap 400; March 2006      2                  $772,650     $784,300            $11,650

Portfolio Summary (unaudited)
-------------------------------------------------------------------
Sector                                                     Percent
-------------------------------------------------------------------
Financial                                                   25.75%
Consumer, Non-cyclical                                      16.69%
Consumer, Cyclical                                          14.43%
Industrial                                                  12.90%
Energy                                                      11.37%
Technology                                                  10.46%
Utilities                                                    5.88%
Communications                                               4.61%
Basic Materials                                              3.43%
Funds                                                        1.72%
Diversified                                                  0.36%
Liabilities in Excess of Other Assets, Net                (-7.60%)
                                                      -------------
TOTAL NET ASSETS                                           100.00%
                                                      =============

Other Assets Summary (unaudited)
-------------------------------------------------------------------
Asset Type                                                 Percent
-------------------------------------------------------------------
Futures                                                      0.60%


Schedule of Investments
January 31, 2006 (unaudited)
MidCap Value Fund
                                                           Shares
                                                            Held                        Value
                                                    ------------------------------------------------
COMMON STOCKS (98.54%)
Aerospace & Defense Equipment (1.12%)
Goodrich Corp                                                      36,800        $        1,448,816
                                                                                  ------------------

Apparel Manufacturers (0.91%)
Polo Ralph Lauren Corp                                             11,112                   629,384
VF Corp                                                             9,995                   554,522
                                                                                  ------------------
                                                                                          1,183,906
                                                                                  ------------------
Appliances (1.26%)
Whirlpool Corp                                                     20,200                 1,629,736
                                                                                  ------------------

Applications Software (0.31%)
Compuware Corp (a)                                                 48,000                   395,520
                                                                                  ------------------

Batteries & Battery Systems (0.34%)
Energizer Holdings Inc (a)                                          8,100                   438,291
                                                                                  ------------------

Beverages - Non-alcoholic (0.37%)
Pepsi Bottling Group Inc                                           16,400                   475,600
                                                                                  ------------------

Building - Mobil Home & Manufactured Housing (0.55%)
Winnebago Industries                                               22,700                   710,737
                                                                                  ------------------

Building - Residential & Commercial (2.08%)
DR Horton Inc                                                       8,900                   332,148
KB Home                                                             5,511                   419,938
Lennar Corp                                                         8,300                   519,248
Meritage Homes Corp (a)                                             6,700                   405,350
Pulte Homes Inc                                                    15,648                   624,355
Ryland Group Inc                                                    5,522                   399,572
                                                                                  ------------------
                                                                                          2,700,611
                                                                                  ------------------
Building & Construction Products -
Miscellaneous (0.43%)
USG Corp (a)                                                        5,800                   552,160
                                                                                  ------------------

Chemicals - Diversified (1.56%)
FMC Corp                                                            8,300                   468,286
Huntsman Corp. (a)                                                 19,500                   421,590
Lyondell Chemical Co                                               22,900                   549,829
PPG Industries Inc                                                  9,871                   587,324
                                                                                  ------------------
                                                                                          2,027,029
                                                                                  ------------------
Chemicals - Specialty (0.99%)
Eastman Chemical Co                                                10,252                   494,249
Lubrizol Corp                                                       9,300                   425,382
Sigma-Aldrich Corp                                                  5,500                   356,840
                                                                                  ------------------
                                                                                          1,276,471
                                                                                  ------------------
Coatings & Paint (1.54%)
Sherwin-Williams Co/The                                            37,700                 1,994,330
                                                                                  ------------------

Commercial Banks (5.40%)
AmSouth Bancorp                                                    27,000                   745,470
Bank of Hawaii Corp                                                 9,750                   509,047

City National Corp/Beverly Hills CA                                 6,270                   470,062
Compass Bancshares Inc                                             12,400                   604,128
Marshall & Ilsley Corp                                             16,766                   703,166
South Financial Group Inc/The                                      57,400                 1,496,992
TCF Financial Corp                                                 50,200                 1,254,498
UnionBanCal Corp                                                    7,509                   503,779
Zions Bancorporation                                                9,011                   712,500
                                                                                  ------------------
                                                                                          6,999,642
                                                                                  ------------------
Commercial Services - Finance (0.33%)
Equifax Inc                                                        11,000                   421,520
                                                                                  ------------------

Computer Aided Design (0.20%)
Autodesk Inc                                                        6,278                   254,824
                                                                                  ------------------

Computers (0.23%)
Apple Computer Inc (a)                                              3,918                   295,848
                                                                                  ------------------

Computers - Integrated Systems (0.50%)
NCR Corp (a)                                                       17,474                   649,159
                                                                                  ------------------

Cruise Lines (1.01%)
Royal Caribbean Cruises Ltd                                        31,900                 1,304,710
                                                                                  ------------------

Data Processing & Management (0.52%)
Fair Isaac Corp                                                     7,810                   346,139
Global Payments Inc                                                 6,400                   325,952
                                                                                  ------------------
                                                                                            672,091
                                                                                  ------------------
Disposable Medical Products (0.29%)
CR Bard Inc                                                         5,880                   372,910
                                                                                  ------------------

Distribution & Wholesale (2.68%)
Genuine Parts Co                                                   36,600                 1,556,598
Ingram Micro Inc (a)                                               19,007                   367,785
Tech Data Corp (a)                                                 37,689                 1,553,918
                                                                                  ------------------
                                                                                          3,478,301
                                                                                  ------------------
Diversified Manufacturing Operations (1.87%)
Eaton Corp                                                         10,550                   698,410
ITT Industries Inc                                                 16,848                 1,726,920
                                                                                  ------------------
                                                                                          2,425,330
                                                                                  ------------------
Drug Delivery Systems (0.37%)
Hospira Inc (a)                                                    10,727                   480,033
                                                                                  ------------------

Electric - Integrated (10.02%)
Allegheny Energy Inc (a)                                           24,227                   842,857
Alliant Energy Corp                                                18,000                   533,880
Centerpoint Energy Inc                                             94,700                 1,210,266
CMS Energy Corp (a)                                                36,242                   524,422
Consolidated Edison Inc                                            18,500                   869,685
Edison International                                               23,970                 1,050,365
Exelon Corp                                                         7,308                   419,625
FirstEnergy Corp                                                   33,709                 1,688,821
MDU Resources Group Inc                                            40,200                 1,455,240
Pinnacle West Capital Corp                                         32,300                 1,376,303
PPL Corp                                                           27,228                   820,380
TXU Corp                                                            8,600                   435,504
Xcel Energy Inc                                                    90,700                 1,761,394
                                                                                  ------------------
                                                                                         12,988,742
                                                                                  ------------------
Electric Products - Miscellaneous (0.25%)
Ametek Inc                                                          7,992                   328,791
                                                                                  ------------------

Electronic Components - Semiconductors (0.50%)
Freescale Semiconductor Inc - B Shares (a)                         25,800                   651,450
                                                                                  ------------------

Electronic Connectors (0.27%)
Thomas & Betts Corp (a)                                             7,800                   348,270
                                                                                  ------------------

Electronic Parts Distribution (0.38%)
Arrow Electronics Inc (a)                                          14,394                   494,578
                                                                                  ------------------

Enterprise Software & Services (0.65%)
BEA Systems Inc (a)                                                46,000                   477,020
Hyperion Solutions Corp (a)                                        10,600                   364,746
                                                                                  ------------------
                                                                                            841,766
                                                                                  ------------------
Finance - Commercial (0.56%)
CIT Group Inc                                                      13,500                   720,090
                                                                                  ------------------

Finance - Investment Banker & Broker (1.69%)
Bear Stearns Cos Inc/The                                            9,423                 1,191,633
Lehman Brothers Holdings Inc                                        4,514                   633,991
TD Ameritrade Holding Corp                                         18,200                   368,368
                                                                                  ------------------
                                                                                          2,193,992
                                                                                  ------------------
Finance - Mortgage Loan/Banker (0.21%)
Thornburg Mortgage Inc                                             10,852                   278,137
                                                                                  ------------------

Financial Guarantee Insurance (1.68%)
MGIC Investment Corp                                                7,647                   504,778
Radian Group Inc                                                   29,300                 1,676,839
                                                                                  ------------------
                                                                                          2,181,617
                                                                                  ------------------
Food - Miscellaneous/Diversified (0.84%)
Campbell Soup Co                                                   16,000                   478,880
General Mills Inc                                                   6,700                   325,687
Kellogg Co                                                          6,700                   287,430
                                                                                  ------------------
                                                                                          1,091,997
                                                                                  ------------------
Food - Retail (0.65%)
Kroger Co/The (a)                                                  46,100                   848,240
                                                                                  ------------------

Funeral Services & Related Items (0.40%)
Service Corp International/US                                      62,800                   513,704
                                                                                  ------------------

Gas - Distribution (1.53%)
AGL Resources Inc                                                  13,692                   489,900
Energen Corp                                                       16,237                   633,567
Sempra Energy                                                      18,000                   864,900
                                                                                  ------------------
                                                                                          1,988,367
                                                                                  ------------------
Hospital Beds & Equipment (1.25%)
Hillenbrand Industries Inc                                         33,000                 1,624,260
                                                                                  ------------------

Hotels & Motels (0.42%)
Starwood Hotels & Resorts Worldwide Inc                             9,000                   547,290
                                                                                  ------------------

Instruments - Controls (0.36%)
Mettler Toledo International Inc (a)                                8,000                   463,120
                                                                                  ------------------

Instruments - Scientific (0.46%)
Applera Corp - Applied Biosystems Group                            21,222                   601,431
                                                                                  ------------------

Insurance Brokers (1.26%)
Willis Group Holdings Ltd                                          47,100                 1,634,841
                                                                                  ------------------

Investment Companies (0.43%)
American Capital Strategies Ltd                                    15,700                   558,135
                                                                                  ------------------

Investment Management & Advisory Services (0.54%)
Ameriprise Financial Inc                                            7,133                   290,242
Nuveen Investments Inc                                              9,000                   408,330
                                                                                  ------------------
                                                                                            698,572
                                                                                  ------------------
Leisure & Recreation Products (0.81%)
Brunswick Corp                                                     27,800                 1,045,002
                                                                                  ------------------

Life & Health Insurance (2.49%)
AmerUs Group Co                                                     7,739                   474,942
Cigna Corp                                                          7,700                   936,320
Lincoln National Corp                                              16,600                   905,198
Nationwide Financial Services                                      10,500                   446,880
Protective Life Corp                                               10,400                   467,480
                                                                                  ------------------
                                                                                          3,230,820
                                                                                  ------------------
Lottery Services (1.26%)
GTECH Holdings Corp                                                48,700                 1,627,554
                                                                                  ------------------

Medical - Biomedical/Gene (0.34%)
Invitrogen Corp (a)                                                 6,309                   434,564
                                                                                  ------------------

Medical - Drugs (0.40%)
Valeant Pharmaceuticals International                              29,000                   520,840
                                                                                  ------------------

Medical - HMO (0.93%)
Humana Inc (a)                                                      6,656                   371,205
WellPoint Inc (a)                                                  10,797                   829,210
                                                                                  ------------------
                                                                                          1,200,415
                                                                                  ------------------
Medical - Hospitals (1.76%)
Triad Hospitals Inc (a)                                            32,200                 1,322,132
Universal Health Services Inc                                      20,300                   964,453
                                                                                  ------------------
                                                                                          2,286,585
                                                                                  ------------------
Metal - Copper (0.46%)
Phelps Dodge Corp                                                   3,714                   596,097
                                                                                  ------------------

Metal - Diversified (0.34%)
Freeport-McMoRan Copper & Gold Inc                                  6,827                   438,635
                                                                                  ------------------

Metal Processors & Fabrication (0.41%)
Precision Castparts Corp                                           10,600                   529,470
                                                                                  ------------------

Multi-line Insurance (2.44%)
American Financial Group Inc/OH                                    10,500                   395,010
Assurant Inc                                                       14,697                   674,886
Genworth Financial Inc                                             18,812                   616,281
Metlife Inc                                                         5,385                   270,112
XL Capital Ltd                                                     17,900                 1,211,114
                                                                                  ------------------
                                                                                          3,167,403
                                                                                  ------------------

Oil - Field Services (0.28%)
BJ Services Co                                                      9,000                   364,410
                                                                                  ------------------

Oil & Gas Drilling (1.31%)
ENSCO International Inc                                            10,500                   536,760
Helmerich & Payne Inc                                               7,500                   587,700
Rowan Cos Inc                                                      12,800                   573,824
                                                                                  ------------------
                                                                                          1,698,284
                                                                                  ------------------
Oil Company - Exploration & Production (0.70%)
Murphy Oil Corp                                                    15,900                   906,300
                                                                                  ------------------

Oil Company - Integrated (1.86%)
Marathon Oil Corp                                                  31,300                 2,406,031
                                                                                  ------------------

Oil Field Machinery & Equipment (0.81%)
Cooper Cameron Corp (a)                                            10,700                   517,773
Grant Prideco Inc (a)                                              10,500                   525,945
                                                                                  ------------------
                                                                                          1,043,718
                                                                                  ------------------
Oil Refining & Marketing (0.41%)
Valero Energy Corp                                                  8,424                   525,910
                                                                                  ------------------

Optical Supplies (0.29%)
Bausch & Lomb Inc                                                   5,547                   374,700
                                                                                  ------------------

Physical Therapy & Rehabilitation Centers (0.82%)
Healthsouth Corp (a)                                              220,200                 1,063,566
                                                                                  ------------------

Pipelines (0.92%)
Equitable Resources Inc                                            11,400                   420,660
Questar Corp                                                        9,538                   777,156
                                                                                  ------------------
                                                                                          1,197,816
                                                                                  ------------------
Power Converter & Supply Equipment (1.27%)
American Power Conversion Corp                                     69,200                 1,640,040
                                                                                  ------------------

Printing - Commercial (0.49%)
RR Donnelley & Sons Co                                             19,479                   635,015
                                                                                  ------------------

Property & Casualty Insurance (1.57%)
Commerce Group Inc                                                  6,700                   361,130
First American Corp                                                12,533                   586,795
Safeco Corp                                                         8,300                   433,675
WR Berkley Corp                                                    13,174                   650,796
                                                                                  ------------------
                                                                                          2,032,396
                                                                                  ------------------
Racetracks (0.27%)
Penn National Gaming Inc (a)                                       11,000                   353,100
                                                                                  ------------------

Regional Banks (1.25%)
Comerica Inc                                                       13,255                   735,255
Keycorp                                                            24,967                   883,582
                                                                                  ------------------
                                                                                          1,618,837
                                                                                  ------------------
Reinsurance (1.06%)
Axis Capital Holdings Ltd                                          46,000                 1,375,400
                                                                                  ------------------

REITS - Apartments (1.43%)
Archstone-Smith Trust                                              15,913                   745,683
AvalonBay Communities Inc                                           6,700                   666,516

Essex Property Trust Inc                                            4,500                   447,210
                                                                                  ------------------
                                                                                          1,859,409
                                                                                  ------------------
REITS - Diversified (0.38%)
Liberty Property Trust                                             11,006                   498,132
                                                                                  ------------------

REITS - Office Property (1.86%)
American Financial Realty Trust                                   103,900                 1,291,477
Boston Properties Inc                                               8,400                   657,384
Mack-Cali Realty Corp                                              10,300                   460,616
                                                                                  ------------------
                                                                                          2,409,477
                                                                                  ------------------
REITS - Regional Malls (0.97%)
CBL & Associates Properties Inc                                     9,346                   395,523
Macerich Co/The                                                     8,532                   619,167
Mills Corp/The                                                      5,791                   240,037
                                                                                  ------------------
                                                                                          1,254,727
                                                                                  ------------------
REITS - Shopping Centers (1.49%)
Federal Realty Invs Trust                                           7,000                   467,740
Kimco Realty Corp                                                  14,730                   516,876
Pan Pacific Retail Properties Inc                                   6,400                   442,880
Weingarten Realty Investors                                        12,500                   506,625
                                                                                  ------------------
                                                                                          1,934,121
                                                                                  ------------------
Retail - Apparel & Shoe (0.32%)
Nordstrom Inc                                                      10,000                   417,200
                                                                                  ------------------

Retail - Discount (1.28%)
Family Dollar Stores Inc                                           69,400                 1,662,130
                                                                                  ------------------

Retail - Major Department Store (0.56%)
JC Penney Co Inc                                                   12,907                   720,211
                                                                                  ------------------

Retail - Regional Department Store (0.78%)
Federated Department Stores Inc                                    15,136                 1,008,512
                                                                                  ------------------

Retail - Restaurants (0.31%)
Darden Restaurants Inc                                              9,917                   403,225
                                                                                  ------------------

Rubber - Tires (0.32%)
Goodyear Tire & Rubber Co/The (a)                                  26,300                   411,332
                                                                                  ------------------

Savings & Loans - Thrifts (2.42%)
New York Community Bancorp Inc                                     97,600                 1,665,056
People's Bank/Bridgeport CT                                        47,708                 1,464,159
                                                                                  ------------------
                                                                                          3,129,215
                                                                                  ------------------
Soap & Cleaning Products (0.32%)
Church & Dwight Co Inc                                             11,400                   419,520
                                                                                  ------------------

Steel - Producers (0.82%)
Nucor Corp                                                         12,677                 1,067,784
                                                                                  ------------------

Telecommunication Equipment (0.89%)
Harris Corp                                                         8,309                   385,787
Lucent Technologies Inc (a)                                       290,000                   765,600
                                                                                  ------------------
                                                                                          1,151,387
                                                                                  ------------------
Telephone - Integrated (0.96%)
Citizens Communications Co                                         44,433                   545,193

Qwest Communications International Inc (a)                        115,100                   692,902
                                                                                  ------------------
                                                                                          1,238,095
                                                                                  ------------------
Tobacco (5.28%)
Loews Corp - Carolina Group                                        49,079                 2,263,524
Reynolds American Inc                                              28,701                 2,902,532
UST Inc                                                            43,100                 1,678,314
                                                                                  ------------------
                                                                                          6,844,370
                                                                                  ------------------
Tools - Hand Held (1.53%)
Black & Decker Corp                                                 5,500                   474,650
Stanley Works/The                                                  30,700                 1,505,528
                                                                                  ------------------
                                                                                          1,980,178
                                                                                  ------------------
Toys (0.50%)
Mattel Inc                                                         39,600                   653,400
                                                                                  ------------------

Transport - Rail (0.40%)
Burlington Northern Santa Fe Corp                                   6,441                   516,053
                                                                                  ------------------

Transport - Services (1.17%)
Ryder System Inc                                                   33,800                 1,510,860
                                                                                  ------------------

Transport - Truck (0.39%)
YRC Worldwide Inc (a)                                              10,021                   499,447
                                                                                  ------------------
TOTAL COMMON STOCKS                                                              $      127,686,658
                                                                                  ------------------
                                                          Principal
                                                           Amount                       Value
                                                    ------------------------------------------------
SHORT TERM INVESTMENTS (0.47%)
Commercial Paper (0.47%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                                  608,249                   608,249
                                                                                  ------------------
TOTAL SHORT TERM INVESTMENTS                                                     $          608,249
                                                                                  ------------------
Total Investments                                                                $      128,294,907
Other Assets in Excess of Liabilities, Net - 0.99%                                        1,276,483
                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                       $      129,571,390
                                                                                  ==================
                                                                                  ------------------

                                                                                  ==================

(a)  Non-Income Producing Security Unrealized Appreciation (Depreciation)

Unrealized Appreciation                                    13,214,692
Unrealized Depreciation                                   (3,571,843)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                  9,642,849
Cost for federal income tax purposes                      118,652,058


Portfolio Summary (unaudited)
----------------------------------------------------------------------
Sector                                                        Percent
----------------------------------------------------------------------
Financial                                                      29.62%
Consumer, Cyclical                                             15.33%
Consumer, Non-cyclical                                         15.13%
Utilities                                                      11.56%
Industrial                                                     10.63%
Energy                                                          6.29%
Basic Materials                                                 5.71%
Technology                                                      2.90%
Communications                                                  1.84%
Other Assets in Excess of Liabilities, Net                      0.99%
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================

Schedule of Investments
January 31, 2006 (unaudited)
Money Market Fund
                                                       Principal
                                                        Amount                       Value
                                                    ---------------------------------------------
COMMERCIAL PAPER (103.01%)
Aerospace & Defense Equipment (1.72%)
United Technologies Corp
4.40%, 2/ 1/2006                                             6,000,000        $        6,000,000
4.46%, 2/ 1/2006                                             4,850,000                 4,850,000
                                                                               ------------------
                                                                                      10,850,000
                                                                               ------------------
Asset Backed Securities (6.55%)
CAFCO
4.38%, 2/23/2006                                             4,600,000                 4,587,687
4.33%, 2/24/2006                                             4,400,000                 4,387,828
4.48%, 3/17/2006                                             5,000,000                 4,972,622
FCAR Owner Trust I
4.34%, 2/ 7/2006                                             5,000,000                 4,996,384
4.40%, 3/16/2006                                             4,100,000                 4,078,452
4.43%, 4/ 6/2006                                             5,000,000                 4,960,622
Windmill Funding
4.31%, 2/10/2006                                             4,000,000                 3,995,690
4.38%, 3/ 9/2006                                             5,000,000                 4,978,100
4.44%, 3/22/2006                                             4,300,000                 4,274,014
                                                                               ------------------
                                                                                      41,231,399
                                                                               ------------------
Coatings & Paint (0.79%)
Sherwin-Williams
4.36%, 3/21/2006                                             5,000,000                 4,970,933
                                                                               ------------------

Commercial Banks (11.14%)
Caylon North America
4.20%, 2/ 2/2006                                             4,400,000                 4,399,487
4.23%, 2/10/2006                                             4,700,000                 4,695,030
Nordea North America
4.20%, 2/ 9/2006                                             5,500,000                 5,494,867
4.22%, 2/10/2006                                             4,100,000                 4,095,674
Skandinaviska Enskilda Banken
4.40%, 2/ 9/2006                                             3,900,000                 3,896,187
4.35%, 2/17/2006                                             3,175,000                 3,168,862
4.42%, 4/ 5/2006                                             5,000,000                 4,961,325
Societe Generale North America Inc.
4.29%, 2/ 1/2006                                             5,000,000                 5,000,000
4.30%, 2/ 8/2006                                             4,100,000                 4,096,572
4.34%, 2/22/2006                                             4,000,000                 3,989,873
Svenska Handelsbanken
4.30%, 2/ 6/2006                                             1,775,000                 1,773,940
4.26%, 2/16/2006                                             4,300,000                 4,292,367
4.30%, 2/27/2006                                             1,635,000                 1,629,922
4.33%, 3/ 6/2006                                             5,000,000                 4,980,154
4.475%, 3/27/2006                                            5,000,000                 4,966,437
Westpac Trust Securities Ltd.
4.24%, 2/14/2006                                             5,000,000                 4,992,344
4.35%, 2/15/2006                                             1,500,000                 1,497,463
4.44%, 4/21/2006                                             2,185,000                 2,163,711
                                                                               ------------------
                                                                                      70,094,215
                                                                               ------------------

Distribution & Wholesale (0.67%)
Louis Dreyfus
4.39%, 3/ 3/2006                                             4,200,000                 4,184,635
                                                                               ------------------

Diversified Financial Services (6.34%)
Amstel Funding
4.31%, 2/15/2006                                             3,800,000                 3,793,631
4.38%, 3/ 9/2006                                             3,800,000                 3,783,356
4.41%, 3/15/2006                                             4,600,000                 4,576,333
4.42%, 3/29/2006                                             4,300,000                 4,270,435
4.40%, 3/31/2006                                             4,100,000                 4,070,935
General Electric Capital
4.36%, 2/22/2006                                             4,340,000                 4,328,962
4.39%, 3/30/2006                                             4,120,000                 4,091,363
Pfizer Investment Capital
4.17%, 2/ 1/2006                                             5,000,000                 5,000,000
4.20%, 2/ 2/2006                                             1,645,000                 1,644,808
4.37%, 3/23/2006                                             4,325,000                 4,298,750
                                                                               ------------------
                                                                                      39,858,573
                                                                               ------------------
Diversified Manufacturing Operations (0.74%)
General Electric
4.41%, 3/28/2006                                             4,700,000                 4,668,334
                                                                               ------------------

Finance - Auto Loans (2.92%)
Paccar Financial
4.22%, 2/13/2006                                             3,720,000                 3,714,767
4.35%, 3/14/2006                                             5,000,000                 4,975,229
Toyota Motor Credit
4.29%, 2/ 9/2006                                             4,700,000                 4,695,520
4.32%, 2/27/2006                                             5,000,000                 4,984,400
                                                                               ------------------
                                                                                      18,369,916
                                                                               ------------------
Finance - Commercial (0.57%)
CIT Group
4.35%, 2/14/2006                                             3,600,000                 3,594,345
                                                                               ------------------

Finance - Consumer Loans (1.07%)
American General Finance
4.215%, 2/10/2006                                            3,000,000                 2,996,839
4.39%, 3/13/2006                                             3,745,000                 3,726,732
                                                                               ------------------
                                                                                       6,723,571
                                                                               ------------------
Finance - Credit Card (2.63%)
American Express Credit
4.37%, 3/ 8/2006                                             5,000,000                 4,978,757
4.37%, 3/17/2006                                             4,000,000                 3,978,635
4.42%, 4/10/2006                                             4,300,000                 4,264,100
4.49%, 4/19/2006                                             3,375,000                 3,342,588
                                                                               ------------------
                                                                                      16,564,080
                                                                               ------------------
Finance - Investment Banker & Broker (10.70%)
Bear Stearns
4.10%, 2/13/2006                                             5,000,000                 4,993,167
4.23%, 2/17/2006                                             3,700,000                 3,693,044
4.39%, 3/14/2006                                             3,800,000                 3,781,001
4.49%, 4/26/2006                                             4,200,000                 4,155,998
Citigroup Funding
4.30%, 2/ 7/2006                                             3,000,000                 2,997,850
4.29%, 2/ 8/2006                                             4,500,000                 4,496,246
Goldman Sachs Group
4.30%, 2/ 1/2006                                             3,175,000                 3,175,000
Goldman Sachs Group (continued)
4.25%, 2/ 7/2006                                             4,300,000                 4,296,954
4.42%, 2/ 8/2006                                             5,000,000                 4,995,703
4.30%, 2/22/2006                                             4,380,000                 4,369,014
4.28%, 2/23/2006                                             3,800,000                 3,790,061
ING U.S. Funding
4.29%, 2/ 2/2006                                             3,800,000                 3,799,547
4.30%, 2/ 2/2006                                             4,100,000                 4,099,510
4.46%, 3/24/2006                                             5,055,000                 5,023,061
4.49%, 4/17/2006                                             4,800,000                 4,755,100
JP Morgan Chase
4.18%, 2/ 8/2006                                             4,900,000                 4,896,017
                                                                               ------------------
                                                                                      67,317,273
                                                                               ------------------
Finance - Leasing Company (2.10%)
International Lease Finance
4.36%, 3/ 8/2006                                             4,000,000                 3,983,045
4.36%, 3/14/2006                                             4,300,000                 4,278,648
4.38%, 3/24/2006                                             5,000,000                 4,968,975
                                                                               ------------------
                                                                                      13,230,668
                                                                               ------------------
Finance - Other Services (12.07%)
Commoloco
4.25%, 2/ 3/2006                                             5,245,000                 5,243,761
4.35%, 3/ 3/2006                                             4,955,000                 4,937,038
CRC Funding
4.33%, 2/16/2006                                             4,100,000                 4,092,603
4.39%, 3/ 3/2006                                             2,820,000                 2,809,683
4.56%, 4/21/2006                                             4,100,000                 4,058,973
HSBC Funding
4.45%, 3/ 9/2006                                             5,000,000                 4,977,750
4.41%, 4/ 4/2006                                             4,000,000                 3,969,620
4.51%, 4/ 4/2006                                             4,780,000                 4,742,873
Park Avenue Receivables Company
4.32%, 2/ 6/2006                                             4,700,000                 4,697,180
4.33%, 2/ 8/2006                                             2,500,000                 2,497,895
4.36%, 2/24/2006                                             4,700,000                 4,686,908
4.50%, 3/ 2/2006                                             3,695,000                 3,681,606
Private Export Funding
4.26%, 3/ 1/2006                                             4,200,000                 4,186,084
4.13%, 3/16/2006                                             4,300,000                 4,278,788
4.26%, 3/20/2006                                             4,000,000                 3,977,753
4.28%, 3/20/2006                                             4,900,000                 4,872,620
4.37%, 4/ 5/2006                                             4,000,000                 3,969,410
4.43%, 4/20/2006                                             4,265,000                 4,224,063
                                                                               ------------------
                                                                                      75,904,608
                                                                               ------------------
Money Center Banks (8.85%)
Bank of America
4.06%, 2/ 7/2006                                             4,600,000                 4,596,887
BNP Paribas Finance
4.25%, 2/17/2006                                             4,300,000                 4,291,887
4.43%, 4/12/2006                                             4,300,000                 4,262,960
4.445%, 4/13/2006                                            4,200,000                 4,163,181
HBOS Treasury Services
4.20%, 2/16/2006                                             4,500,000                 4,492,125
4.31%, 2/28/2006                                             3,905,000                 3,892,392
4.33%, 2/28/2006                                             4,300,000                 4,286,036
4.34%, 2/28/2006                                             4,300,000                 4,286,004
UBS Finance Delaware LLC
4.28%, 2/ 1/2006                                             3,825,000                 3,825,000

UBS Finance Delaware LLC (continued)
4.33%, 2/24/2006                                             5,000,000                 4,986,168
4.37%, 3/ 6/2006                                             3,715,000                 3,700,118
4.47%, 4/10/2006                                             4,000,000                 3,966,227
4.50%, 4/25/2006                                             5,000,000                 4,948,125
                                                                               ------------------
                                                                                      55,697,110
                                                                               ------------------
Multi-line Insurance (2.21%)
Genworth Financial
4.37%, 3/13/2006                                             4,200,000                 4,179,606
4.46%, 3/23/2006                                             4,800,000                 4,770,267
4.51%, 4/24/2006                                             5,000,000                 4,948,636
                                                                               ------------------
                                                                                      13,898,509
                                                                               ------------------
Oil Company - Integrated (2.18%)
Total Capital
4.36%, 2/ 1/2006                                             9,480,000                 9,480,000
4.46%, 2/ 1/2006                                             4,220,000                 4,220,000
                                                                               ------------------
                                                                                      13,700,000
                                                                               ------------------
Publishing - Newspapers (1.95%)
Gannett
4.40%, 2/ 1/2006                                             5,000,000                 5,000,000
4.45%, 2/ 1/2006                                             2,985,000                 2,985,000
4.43%, 2/ 8/2006                                             4,255,000                 4,251,335
                                                                               ------------------
                                                                                      12,236,335
                                                                               ------------------
Special Purpose Banks (0.58%)
KFW International Finance
4.30%, 2/ 2/2006                                             3,620,000                 3,619,568
                                                                               ------------------

Special Purpose Entity (22.07%)
Barclays U.S. Funding
4.29%, 2/ 6/2006                                             4,300,000                 4,297,438
4.34%, 2/13/2006                                             5,000,000                 4,992,767
4.36%, 2/21/2006                                             5,000,000                 4,987,958
4.46%, 4/11/2006                                             5,000,000                 4,957,258
Charta LLC
4.46%, 3/ 7/2006                                             5,915,000                 5,890,085
4.41%, 3/27/2006                                             4,100,000                 4,072,878
4.43%, 4/ 7/2006                                             4,300,000                 4,265,606
Compass Securitization
4.40%, 3/15/2006                                             7,660,000                 7,620,679
Galaxy Funding
4.33%, 3/ 2/2006                                             4,500,000                 4,484,304
4.40%, 3/21/2006                                             4,190,000                 4,165,474
4.39%, 3/22/2006                                             5,000,000                 4,970,124
Grampian Funding
4.37%, 3/ 7/2006                                             4,300,000                 4,282,253
4.38%, 3/ 7/2006                                             3,600,000                 3,585,108
4.42%, 3/28/2006                                             4,400,000                 4,370,288
Ranger Funding
4.45%, 2/27/2006                                             5,000,000                 4,983,931
4.39%, 3/10/2006                                             1,071,000                 1,066,168
4.42%, 4/ 3/2006                                             4,460,000                 4,426,597
4.50%, 4/18/2006                                             4,000,000                 3,962,000
Scaldis Capital
4.41%, 3/23/2006                                             4,750,000                 4,720,840
4.43%, 4/18/2006                                             1,136,000                 1,125,376
Sheffield Receivables
4.44%, 2/21/2006                                             4,800,000                 4,788,160
4.52%, 4/24/2006                                             5,000,000                 4,948,522

Societe Generale North America Inc
4.30%, 2/21/2006                                             5,000,000                 4,988,056
Surrey Funding
4.19%, 2/ 3/2006                                             4,500,000                 4,498,952
4.455%, 3/20/2006                                            4,000,000                 3,976,735
4.575%, 4/28/2006                                            4,040,000                 3,995,846
White Pine Finance
4.20%, 2/ 6/2006                                             5,000,000                 4,997,083
4.31%, 2/27/2006                                             3,900,000                 3,887,860
4.49%, 4/18/2006                                             5,565,000                 5,512,250
Yorktown Capital
4.47%, 2/ 1/2006                                            10,000,000                10,000,000
                                                                               ------------------
                                                                                     138,820,596
                                                                               ------------------
Supranational Bank (3.09%)
Corp Andina de Fomento
4.37%, 2/15/2006                                             3,800,000                 3,793,542
4.50%, 2/22/2006                                             3,000,000                 2,992,125
4.39%, 2/23/2006                                             4,500,000                 4,487,927
4.42%, 3/ 1/2006                                             4,800,000                 4,783,499
4.39%, 3/ 7/2006                                             3,400,000                 3,385,903
                                                                               ------------------
                                                                                      19,442,996
                                                                               ------------------
Telecommunication Services (0.64%)
Verizon Global Funding
4.60%, 3/15/2006 (a)                                         4,000,000                 4,000,000
                                                                               ------------------

Telephone - Integrated (1.43%)
Bellsouth Corp
4.26%, 2/ 3/2006                                             5,000,000                 4,998,817
4.50%, 2/ 8/2006                                             4,000,000                 3,996,500
                                                                               ------------------
                                                                                       8,995,317
                                                                               ------------------
TOTAL COMMERCIAL PAPER                                                        $      647,972,981
                                                                               ------------------
CERTIFICATE OF DEPOSIT (1.83%)
Commercial Banks (1.07%)
Citibank
4.28%, 2/14/2006                                             3,700,000                 3,700,000
4.63%, 4/28/2006                                             3,000,000                 3,000,000
                                                                               ------------------
                                                                                       6,700,000
                                                                               ------------------
Regional Banks (0.76%)
Wells Fargo Bank
4.40%, 3/10/2006                                             4,800,000                 4,800,000
                                                                               ------------------
TOTAL CERTIFICATE OF DEPOSIT                                                  $       11,500,000
                                                                               ------------------
BONDS (2.95%)
Aerospace & Defense Equipment (0.13%)
United Technologies Corp
7.00%, 9/15/2006                                               830,000                   843,002
                                                                               ------------------

Asset Backed Securities (0.16%)
CIT Equipment Collateral
3.85%, 4/20/2006                                             1,010,107                 1,010,107
                                                                               ------------------

Automobile Sequential (2.15%)
AmeriCredit Automobile Receivables Trust
3.84%, 3/ 6/2006                                               764,426                   764,426
Banc of America Securities Auto Trust
3.51%, 2/21/2006                                               206,312                   206,312
Capital One Auto Finance Trust
4.43%, 6/15/2006                                             3,274,714                 3,274,714

Honda Auto Receivables Owner Trust
3.42%, 2/21/2006                                               490,210                   490,210
Nissan Auto Lease Trust
4.27%, 7/17/2006                                             2,107,879                 2,107,879
Triad Auto Receivables Owner Trust
4.57%, 2/12/2007                                             4,000,000                 4,000,000
USAA Auto Owner Trust
4.17%, 6/15/2006 (a)                                           976,128                   976,128
4.40%, 7/15/2006                                             1,716,354                 1,716,354
                                                                               ------------------
                                                                                      13,536,025
                                                                               ------------------
Finance - Commercial (0.21%)
Caterpillar Financial Services Corp
5.95%, 5/ 1/2006                                             1,300,000                 1,306,588
                                                                               ------------------

Finance - Investment Banker & Broker (0.16%)
Lehman Brothers Holdings Inc
6.63%, 2/ 5/2006                                             1,000,000                 1,000,302
                                                                               ------------------

Money Center Banks (0.14%)
Bank of America Corp
6.20%, 2/15/2006                                               875,000                   875,767
                                                                               ------------------
TOTAL BONDS                                                                   $       18,571,791
                                                                               ------------------
Total Investments                                                             $      678,044,772
Liabilities in Excess of Other Assets, Net - (7.79)%                                (49,009,778)
                                                                               ------------------
TOTAL NET ASSETS - 100.00%                                                    $      629,034,994
                                                                               ==================
                                                                               ------------------

                                                                               ==================

(a) Variable Rate

Portfolio Summary (unaudited)
----------------------------------------------------------------------
Sector                                                        Percent
----------------------------------------------------------------------
Financial                                                      89.45%
Asset Backed Securities                                         8.87%
Communications                                                  4.01%
Energy                                                          2.18%
Industrial                                                      1.83%
Basic Materials                                                 0.79%
Consumer, Cyclical                                              0.66%
Liabilities in Excess of Other Assets, Net                   (-7.79%)
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================


Schedule of Investments
January 31, 2006 (unaudited)
Partners Global Equity Fund
                                                           Shares
                                                            Held                        Value
                                                    ------------------------------------------------
COMMON STOCKS (97.74%)
Advertising Services (0.79%)
WPP Group PLC                                                      12,300        $          136,523
                                                                                  ------------------

Aerospace & Defense (0.98%)
Boeing Co                                                           2,500                   170,775
                                                                                  ------------------

Aerospace & Defense Equipment (1.58%)
United Technologies Corp                                            4,700                   274,339
                                                                                  ------------------

Applications Software (1.95%)
Microsoft Corp                                                     12,000                   337,800
                                                                                  ------------------

Auto - Car & Light Trucks (1.17%)
Bayerische Motoren Werke AG                                         4,500                   203,492
                                                                                  ------------------

Beverages - Non-alcoholic (1.32%)
PepsiCo Inc                                                         4,000                   228,720
                                                                                  ------------------

Brewery (1.22%)
Fomento Economico Mexicano SA de CV ADR                             2,700                   211,518
                                                                                  ------------------

Building - Residential & Commercial (1.14%)
Lennar Corp                                                         3,150                   197,064
                                                                                  ------------------

Building & Construction Products -
Miscellaneous (1.16%)
Imerys SA                                                           2,450                   201,707
                                                                                  ------------------

Building Products - Cement & Aggregate (2.52%)
Holcim Ltd                                                          3,000                   226,563
Lafarge SA                                                          2,000                   210,317
                                                                                  ------------------
                                                                                            436,880
                                                                                  ------------------
Chemicals - Diversified (1.22%)
Nitto Denko Corp                                                    2,500                   212,062
                                                                                  ------------------

Commercial Banks (12.18%)
Bank of Fukuoka Ltd/The                                            18,000                   155,145
Bank of Yokohama/The                                               17,000                   137,958
Barclays PLC                                                       25,200                   269,405
BNP Paribas                                                         2,900                   258,476
HSBC Holdings PLC                                                  20,000                   334,399
Mitsubishi UFJ Financial Group Inc                                     27                   389,783
Royal Bank of Scotland Group PLC                                    9,700                   300,151
UniCredito Italiano SpA                                            37,500                   267,525
                                                                                  ------------------
                                                                                          2,112,842
                                                                                  ------------------
Consulting Services (1.39%)
Accenture Ltd                                                       7,650                   241,204
                                                                                  ------------------

Diversified Manufacturing Operations (3.43%)
General Electric Co                                                13,700                   448,675

Pentair Inc                                                         3,800                   145,920
                                                                                  ------------------
                                                                                            594,595
                                                                                  ------------------
Diversified Minerals (1.60%)
Cia Vale do Rio Doce ADR                                            5,400                   276,858
                                                                                  ------------------

Electric - Integrated (0.72%)
Scottish Power PLC                                                 12,200                   124,355
                                                                                  ------------------

Electronic Components - Miscellaneous (2.55%)
Fanuc Ltd                                                           2,100                   185,307
Flextronics International Ltd (a)                                   4,140                    43,304
Hoya Corp                                                           5,300                   212,788
                                                                                  ------------------
                                                                                            441,399
                                                                                  ------------------
Electronic Components - Semiconductors (1.88%)
Intel Corp                                                          6,600                   140,382
Samsung Electronics (a)(b)                                            485                   185,755
                                                                                  ------------------
                                                                                            326,137
                                                                                  ------------------
Enterprise Software & Services (1.67%)
BEA Systems Inc (a)                                                12,100                   125,477
Computer Associates International Inc                               6,000                   163,800
                                                                                  ------------------
                                                                                            289,277
                                                                                  ------------------
Finance - Commercial (1.26%)
CIT Group Inc                                                       4,100                   218,694
                                                                                  ------------------

Finance - Investment Banker & Broker (6.22%)
Citigroup Inc                                                       5,700                   265,506
Credit Suisse Group                                                 5,100                   297,178
Friedman Billings Ramsey Group Inc                                  7,400                    85,692
Nikko Cordial Corp                                                 12,000                   191,074
UBS AG                                                              2,200                   238,701
                                                                                  ------------------
                                                                                          1,078,151
                                                                                  ------------------
Food - Dairy Products (0.32%)
Dean Foods Co (a)                                                   1,450                    54,998
                                                                                  ------------------

Food - Retail (1.19%)
Tesco PLC                                                          36,500                   206,295
                                                                                  ------------------

Gas - Distribution (0.74%)
Centrica PLC                                                       26,900                   127,654
                                                                                  ------------------

Human Resources (1.16%)
Adecco SA                                                           3,600                   200,640
                                                                                  ------------------

Import & Export (2.24%)
Mitsubishi Corp                                                     9,000                   210,652
Sumitomo Corp                                                      13,000                   178,235
                                                                                  ------------------
                                                                                            388,887
                                                                                  ------------------
Life & Health Insurance (1.13%)
Prudential Financial Inc                                            2,600                   195,884
                                                                                  ------------------

Machinery - Construction & Mining (1.21%)
Caterpillar Inc                                                     3,100                   210,490
                                                                                  ------------------

Machinery - Electrical (2.24%)
Nidec Corp                                                          2,400                   220,390

SMC Corp/Japan                                                      1,100                   168,855
                                                                                  ------------------
                                                                                            389,245
                                                                                  ------------------
Medical - Biomedical/Gene (1.72%)
Amgen Inc (a)                                                       4,100                   298,849
                                                                                  ------------------

Medical - Drugs (5.09%)
GlaxoSmithKline PLC                                                11,100                   283,695
Pfizer Inc                                                          9,200                   236,256
Roche Holding AG                                                    2,300                   362,657
                                                                                  ------------------
                                                                                            882,608
                                                                                  ------------------
Medical Products (2.05%)
Johnson & Johnson                                                   4,450                   256,053
Smith & Nephew PLC                                                 10,038                    99,641
                                                                                  ------------------
                                                                                            355,694
                                                                                  ------------------
Metal - Diversified (1.41%)
Freeport-McMoRan Copper & Gold Inc                                  3,800                   244,150
                                                                                  ------------------

Multi-line Insurance (2.97%)
American International Group Inc                                    4,700                   307,662
Zurich Financial Services AG                                          950                   207,634
                                                                                  ------------------
                                                                                            515,296
                                                                                  ------------------
Multimedia (1.19%)
News Corp                                                          12,500                   206,750
                                                                                  ------------------

Networking Products (0.89%)
Juniper Networks Inc (a)                                            8,500                   154,105
                                                                                  ------------------

Office Automation & Equipment (1.05%)
Canon Inc                                                           3,000                   181,438
                                                                                  ------------------

Oil - Field Services (1.14%)
Weatherford International Ltd (a)                                   4,400                   197,032
                                                                                  ------------------

Oil & Gas Drilling (1.33%)
Transocean Inc (a)                                                  2,850                   231,278
                                                                                  ------------------

Oil Company - Exploration & Production (1.89%)
Talisman Energy                                                     5,400                   327,316
                                                                                  ------------------

Oil Company - Integrated (6.06%)
BG Group PLC                                                       19,100                   215,564
ConocoPhillips                                                      5,650                   365,555
Total SA                                                            1,700                   469,011
                                                                                  ------------------
                                                                                          1,050,130
                                                                                  ------------------
Real Estate Operator & Developer (0.24%)
Mitsui Fudosan Co Ltd                                               2,000                    42,199
                                                                                  ------------------

Regional Banks (1.89%)
Bank of America Corp                                                7,400                   327,302
                                                                                  ------------------

Retail - Building Products (0.73%)
Kingfisher PLC                                                     29,900                   126,346
                                                                                  ------------------

Retail - Drug Store (1.00%)
Shoppers Drug Mart Corp                                             4,650                   173,262
                                                                                  ------------------

Retail - Office Supplies (1.97%)
Office Depot Inc (a)                                               10,300                   341,445
                                                                                  ------------------

Tobacco (1.29%)
Altria Group Inc                                                    3,100                   224,254
                                                                                  ------------------

Transport - Services (1.70%)
Deutsche Post AG                                                   10,462                   294,733
                                                                                  ------------------

Wireless Equipment (3.95%)
Nokia OYJ                                                          13,500                   246,715
Qualcomm Inc                                                        5,200                   249,392
Telefonaktiebolaget LM Ericsson                                    52,500                   188,901
                                                                                  ------------------
                                                                                            685,008
                                                                                  ------------------
TOTAL COMMON STOCKS                                                              $       16,947,680
                                                                                  ------------------
Total Investments                                                                $       16,947,680
Other Assets in Excess of Liabilities, Net - 2.26%                                          392,740
                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                       $       17,340,420
                                                                                  ==================
                                                                                  ------------------

                                                                                  ==================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $185,755 or 1.07% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $        2,267,107
Unrealized Depreciation                                      (258,524)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                   2,008,583
Cost for federal income tax purposes                        14,939,097


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Country                                                        Percent
-----------------------------------------------------------------------
United States                                                   39.82%
Japan                                                           14.34%
United Kingdom                                                  12.83%
Switzerland                                                      8.84%
France                                                           6.57%
Canada                                                           2.89%
Germany                                                          2.87%
Brazil                                                           1.60%
Italy                                                            1.54%
Finland                                                          1.42%
Bermuda                                                          1.39%
Mexico                                                           1.22%
Sweden                                                           1.09%
Korea, Republic Of                                               1.07%
Singapore                                                        0.25%
Other Assets in Excess of Liabilities, Net                       2.26%
                                                     ------------------
TOTAL NET ASSETS                                               100.00%
                                                     ==================

Schedule of Investments
January 31, 2006 (unaudited)
Partners International Fund
                                                              Shares
                                                               Held                        Value
                                                       ------------------------------------------------
COMMON STOCKS (95.47%)
Aerospace & Defense (1.21%)
BAE Systems PLC                                                      516,100        $        3,827,363
Meggitt PLC                                                          306,400                 1,974,086
Rolls-Royce Group PLC                                                364,962                 2,815,184
                                                                                     ------------------
                                                                                             8,616,633
                                                                                     ------------------
Aerospace & Defense Equipment (0.21%)
European Aeronautic Defence and Space Co NV                           38,600                 1,511,621
                                                                                     ------------------

Agricultural Chemicals (0.46%)
Syngenta AG                                                           16,020                 2,032,043
Yara International ASA                                                83,200                 1,230,963
                                                                                     ------------------
                                                                                             3,263,006
                                                                                     ------------------
Airport Development & Maintenance (0.15%)
BAA PLC                                                               98,600                 1,096,159
                                                                                     ------------------

Apparel Manufacturers (0.09%)
Billabong International Ltd                                           56,200                   627,912
                                                                                     ------------------

Applications Software (0.22%)
Sage Group PLC                                                       322,900                 1,528,013
                                                                                     ------------------

Audio & Video Products (1.30%)
Matsushita Electric Industrial Co Ltd                                280,000                 6,099,176
Sony Corp                                                             64,700                 3,150,301
                                                                                     ------------------
                                                                                             9,249,477
                                                                                     ------------------
Auto - Car & Light Trucks (2.46%)
DaimlerChrysler AG                                                    56,950                 3,268,927
Toyota Motor Corp                                                    272,700                14,163,208
                                                                                     ------------------
                                                                                            17,432,135
                                                                                     ------------------
Auto - Medium & Heavy Duty Trucks (0.22%)
Volvo AB                                                              31,900                 1,558,325
                                                                                     ------------------

Auto/Truck Parts & Equipment - Original (0.27%)
Denso Corp                                                            54,300                 1,915,679
                                                                                     ------------------

Beverages - Wine & Spirits (0.71%)
C&C Group PLC                                                        311,000                 2,122,377
Pernod-Ricard SA                                                      15,500                 2,879,712
                                                                                     ------------------
                                                                                             5,002,089
                                                                                     ------------------
Brewery (0.51%)
Asahi Breweries Ltd                                                  104,000                 1,307,718
Foster's Group Ltd                                                   162,100                   646,213
SABMiller PLC                                                         82,100                 1,670,775
                                                                                     ------------------
                                                                                             3,624,706
                                                                                     ------------------
Building - Heavy Construction (0.36%)
Vinci SA                                                              27,700                 2,574,843
                                                                                     ------------------

Building - Residential & Commercial (0.29%)
Daiwa House Industry Co Ltd                                           72,000                 1,211,635

Taylor Woodrow PLC                                                   117,400                   813,249
                                                                                     ------------------
                                                                                             2,024,884
                                                                                     ------------------
Building Products - Cement & Aggregate (0.54%)
CRH PLC                                                               66,400                 2,059,277
CRH PLC                                                                9,500                   294,164
Rinker Group Ltd                                                     118,300                 1,501,615
                                                                                     ------------------
                                                                                             3,855,056
                                                                                     ------------------
Building Products - Doors & Windows (0.36%)
Asahi Glass Co Ltd                                                   178,000                 2,578,807
                                                                                     ------------------

Cellular Telecommunications (1.19%)
O2 PLC                                                               194,700                   691,229
Vodafone Group PLC                                                 3,700,000                 7,776,287
                                                                                     ------------------
                                                                                             8,467,516
                                                                                     ------------------
Chemicals - Diversified (1.69%)
Bayer AG                                                              76,200                 3,176,542
K+S AG                                                                12,056                   823,331
Koninklijke DSM NV                                                    58,700                 2,624,507
Nitto Denko Corp                                                      32,100                 2,722,872
Shin-Etsu Chemical Co Ltd                                             33,700                 1,920,121
Tokuyama Corp                                                         38,000                   722,249
                                                                                     ------------------
                                                                                            11,989,622
                                                                                     ------------------
Circuit Boards (0.29%)
Ibiden Co Ltd                                                         36,000                 2,023,491
                                                                                     ------------------

Coatings & Paint (0.19%)
Kansai Paint Co Ltd                                                  145,000                 1,343,912
                                                                                     ------------------

Commercial Banks (13.65%)
Allied Irish Banks Plc                                                 4,500                   101,528
Allied Irish Banks Plc                                               133,500                 2,999,016
Australia & New Zealand Banking Group Ltd                            186,375                 3,510,498
Banca Intesa SpA                                                     550,646                 3,130,950
Banca Intesa SpA                                                     507,000                 2,651,912
Banca Popolare di Milano SCRL                                        187,800                 2,307,820
Banca Popolare di Verona e Novara Scrl                               124,400                 2,855,013
Banco Bilbao Vizcaya Argentaria SA                                   407,900                 8,232,099
Banco Santander Central Hispano SA                                   247,700                 3,561,259
Barclays PLC                                                         194,300                 2,077,198
BNP Paribas                                                           40,500                 3,609,748
Chiba Bank Ltd/The                                                    89,000                   806,637
Commonwealth Bank of Australia                                        41,900                 1,415,198
Deutsche Postbank AG                                                  28,900                 1,928,725
DNB NOR ASA                                                          257,300                 2,879,265
EFG Eurobank Ergasias SA                                              48,410                 1,798,798
HSBC Holdings PLC                                                    786,925                13,070,194
Mitsubishi UFJ Financial Group Inc                                       191                 2,757,357
Mitsui Trust Holdings Inc                                             93,000                 1,376,748
Mizuho Financial Group Inc                                               729                 5,978,217
National Australia Bank Ltd                                           79,600                 2,040,037
Nishi-Nippon City Bank Ltd/The                                       285,000                 1,692,009
Royal Bank of Scotland Group PLC                                     208,700                 6,457,889
St George Bank Ltd                                                    60,000                 1,375,231
Standard Chartered PLC                                               127,617                 3,166,382
Sumitomo Mitsui Financial Group Inc                                      591                 6,916,414
Tokyo Tomin Bank Ltd/The                                               2,300                    99,022

UniCredito Italiano SpA                                            1,130,800                 8,067,139
                                                                                     ------------------
                                                                                            96,862,303
                                                                                     ------------------
Commercial Services (0.21%)
SGS SA                                                                 1,585                 1,483,424
                                                                                     ------------------

Computer Services (0.16%)
Computershare Ltd                                                    217,600                 1,134,122
                                                                                     ------------------

Computers (0.29%)
Wincor Nixdorf AG                                                     17,600                 2,047,406
                                                                                     ------------------

Computers - Integrated Systems (0.45%)
Fujitsu Ltd                                                          359,000                 3,170,939
                                                                                     ------------------

Data Processing & Management (0.20%)
Tele Atlas NV (a)                                                     39,800                 1,087,889
Tele Atlas NV (a)                                                     11,100                   304,619
                                                                                     ------------------
                                                                                             1,392,508
                                                                                     ------------------
Distribution & Wholesale (0.48%)
Cia de Distribucion Integral Logista SA                               30,280                 1,636,220
Esprit Holdings Ltd                                                  205,500                 1,786,853
                                                                                     ------------------
                                                                                             3,423,073
                                                                                     ------------------
Diversified Manufacturing Operations (0.34%)
Smiths Group PLC                                                     137,700                 2,425,364
                                                                                     ------------------

Diversified Minerals (1.91%)
Anglo American PLC                                                    73,600                 2,826,845
BHP Billiton Ltd                                                     296,700                 5,790,539
BHP Billiton PLC                                                     239,400                 4,418,756
Xstrata PLC                                                           18,300                   513,248
                                                                                     ------------------
                                                                                            13,549,388
                                                                                     ------------------
Diversified Operations (1.14%)
Hutchison Whampoa Ltd                                                247,000                 2,523,430
Keppel Corp Ltd                                                      221,000                 1,784,015
LVMH Moet Hennessy Louis Vuitton SA                                   14,860                 1,339,803
Swire Pacific Ltd                                                    114,500                 1,066,445
Wharf Holdings Ltd                                                   364,000                 1,403,032
                                                                                     ------------------
                                                                                             8,116,725
                                                                                     ------------------
Diversified Operations & Commercial Services (0.16%)
Rank Group PLC                                                       233,700                 1,119,404
                                                                                     ------------------

Electric - Integrated (2.76%)
E.ON AG                                                               76,270                 8,529,807
RWE AG                                                                14,350                 1,183,171
Scottish & Southern Energy PLC                                        78,500                 1,492,873
Suez SA                                                              101,125                 3,737,912
Tokyo Electric Power Co Inc/The                                      137,700                 3,469,995
Verbund - Oesterreichische Elektrizitaetswirtschafts AG                2,680                 1,197,591
                                                                                     ------------------
                                                                                            19,611,349
                                                                                     ------------------
Electric Products - Miscellaneous (0.98%)
Mitsubishi Electric Corp                                             237,000                 1,933,413
Sharp Corp                                                            57,000                 1,044,420
Stanley Electric Co Ltd                                               87,800                 1,837,526
Toshiba Corp                                                         330,000                 2,117,029
                                                                                     ------------------
                                                                                             6,932,388
                                                                                     ------------------

Electronic Components - Miscellaneous (1.40%)
Hoya Corp                                                             26,600                 1,067,954
Koninklijke Philips Electronics NV                                   144,300                 4,867,707
Kyocera Corp                                                          10,500                   937,300
NEC Corp                                                             141,000                   915,389
Nippon Electric Glass Co Ltd                                          55,000                 1,451,757
Omron Corp                                                            30,000                   708,581
                                                                                     ------------------
                                                                                             9,948,688
                                                                                     ------------------
Electronic Components - Semiconductors (0.23%)
Chartered Semiconductor Manufacturing Ltd (a)                        789,000                   680,675
Sumco Corp                                                            17,000                   920,685
                                                                                     ------------------
                                                                                             1,601,360
                                                                                     ------------------
Electronic Measurement Instruments (0.20%)
Yokogawa Electric Corp                                                76,000                 1,444,497
                                                                                     ------------------

Energy - Alternate Sources (0.26%)
Q-Cells AG (a)                                                        17,660                 1,822,785
                                                                                     ------------------

Engineering - Research & Development Services (0.54%)
Bradken Ltd                                                          200,935                   709,830
Linde AG                                                              38,250                 3,107,301
                                                                                     ------------------
                                                                                             3,817,131
                                                                                     ------------------
Enterprise Software & Services (0.18%)
SAP AG                                                                 6,150                 1,258,348
                                                                                     ------------------

Entertainment Software (0.03%)
UBISOFT Entertainment (a)                                              4,220                   179,250
                                                                                     ------------------

Finance - Credit Card (0.63%)
Credit Saison Co Ltd                                                  43,500                 1,954,555
OMC Card Inc                                                          90,700                 1,855,606
UFJ NICOS Co Ltd                                                      64,000                   680,101
                                                                                     ------------------
                                                                                             4,490,262
                                                                                     ------------------
Finance - Investment Banker & Broker (2.52%)
Credit Suisse Group                                                  153,295                 8,932,536
Macquarie Bank Ltd                                                    44,700                 2,312,162
Nikko Cordial Corp                                                   151,500                 2,412,301
UBS AG                                                                38,765                 4,206,022
                                                                                     ------------------
                                                                                            17,863,021
                                                                                     ------------------
Finance - Leasing Company (0.34%)
ORIX Corp                                                              9,300                 2,411,096
                                                                                     ------------------

Finance - Other Services (1.22%)
Deutsche Boerse AG                                                    33,300                 4,218,706
Euronext NV                                                           43,800                 2,693,887
Hong Kong Exchanges and Clearing Ltd                                 214,000                 1,044,179
Man Group Plc                                                         18,800                   682,312
                                                                                     ------------------
                                                                                             8,639,084
                                                                                     ------------------
Fisheries (0.12%)
Toyo Suisan Kaisha Ltd                                                53,000                   843,454
                                                                                     ------------------

Food - Miscellaneous/Diversified (1.80%)
Associated British Foods PLC                                          98,000                 1,437,846
Groupe Danone                                                         19,000                 2,069,531
Kerry Group PLC                                                       72,800                 1,585,030
Nestle SA                                                              5,111                 1,496,078

Royal Numico NV                                                       96,300                 4,373,446
Unilever PLC                                                         172,500                 1,811,949
                                                                                     ------------------
                                                                                            12,773,880
                                                                                     ------------------
Food - Retail (0.87%)
Tesco PLC                                                            786,200                 4,443,545
Woolworths Ltd                                                       132,700                 1,731,576
                                                                                     ------------------
                                                                                             6,175,121
                                                                                     ------------------
Forestry (0.09%)
Sumitomo Forestry Co Ltd                                              59,000                   640,072
                                                                                     ------------------

Gambling (Non-Hotel) (0.68%)
Hilton Group PLC                                                     230,800                 1,495,212
OPAP SA                                                               51,430                 1,932,247
William Hill PLC                                                     137,500                 1,396,652
                                                                                     ------------------
                                                                                             4,824,111
                                                                                     ------------------
Gas - Distribution (0.20%)
Hong Kong & China Gas                                                640,000                 1,402,568
                                                                                     ------------------

Harbor Transportation Services (0.16%)
Kamigumi Co Ltd                                                      125,000                 1,105,155
                                                                                     ------------------

Human Resources (0.48%)
Randstad Holdings NV                                                  67,700                 3,428,077
                                                                                     ------------------

Import & Export (1.32%)
Mitsubishi Corp                                                      109,000                 2,551,232
Mitsui & Co Ltd                                                      311,000                 4,481,758
Sumitomo Corp                                                        169,000                 2,317,046
                                                                                     ------------------
                                                                                             9,350,036
                                                                                     ------------------
Industrial Gases (0.19%)
Air Liquide                                                            6,700                 1,376,579
                                                                                     ------------------

Internet Content - Entertainment (0.13%)
Index Corp                                                               446                   921,984
                                                                                     ------------------

Internet Security (0.12%)
Trend Micro Inc                                                       25,000                   835,006
                                                                                     ------------------

Investment Companies (0.25%)
Macquarie Airports                                                   255,700                   601,551
Macquarie Infrastructure Group                                       450,080                 1,201,839
                                                                                     ------------------
                                                                                             1,803,390
                                                                                     ------------------
Investment Management & Advisory Services (0.37%)
Amvescap PLC                                                         102,900                   939,586
MPC Muenchmeyer Petersen Capital AG                                   19,010                 1,660,420
                                                                                     ------------------
                                                                                             2,600,006
                                                                                     ------------------
Life & Health Insurance (1.32%)
AMP Ltd                                                              305,900                 1,902,098
Old Mutual PLC                                                       460,300                 1,574,857
Prudential PLC                                                       314,516                 3,186,303
T&D Holdings Inc                                                      38,000                 2,716,952
                                                                                     ------------------
                                                                                             9,380,210
                                                                                     ------------------
Machinery - Electrical (0.54%)
KCI Konecranes Oyj                                                    17,500                   959,448

Nidec Corp                                                            31,600                 2,901,807
                                                                                     ------------------
                                                                                             3,861,255
                                                                                     ------------------
Machinery - Farm (0.26%)
Kubota Corp                                                          193,000                 1,843,198
                                                                                     ------------------

Machinery - General Industry (0.70%)
MAN AG                                                                39,500                 2,266,338
Metso Oyj                                                             82,400                 2,696,571
                                                                                     ------------------
                                                                                             4,962,909
                                                                                     ------------------
Machinery Tools & Related Products (0.17%)
IWKA AG                                                               45,090                 1,185,397
                                                                                     ------------------

Medical - Drugs (7.43%)
Astellas Pharma Inc                                                   48,600                 2,013,497
AstraZeneca PLC                                                       64,200                 3,105,936
Chugai Pharmaceutical Co Ltd                                          74,800                 1,520,728
CSL Ltd/Australia                                                     31,597                 1,039,721
Eisai Co Ltd                                                          28,400                 1,215,427
GlaxoSmithKline PLC                                                  445,200                11,378,459
Merck KGaA                                                            18,100                 1,893,695
Novartis AG                                                          171,285                 9,385,846
Roche Holding AG                                                      69,500                10,958,551
Sanofi-Aventis                                                        51,700                 4,736,697
Santen Pharmaceutical Co Ltd                                          46,000                 1,206,338
Shionogi & Co Ltd                                                     42,000                   635,391
Shire PLC                                                             59,300                   951,726
Takeda Pharmaceutical Co Ltd                                          47,600                 2,699,902
                                                                                     ------------------
                                                                                            52,741,914
                                                                                     ------------------
Medical Products (0.67%)
Nobel Biocare Holding AG                                              13,113                 2,968,363
Synthes Inc                                                           15,000                 1,792,600
                                                                                     ------------------
                                                                                             4,760,963
                                                                                     ------------------
Metal - Diversified (0.91%)
Rio Tinto Ltd                                                         30,800                 1,766,510
Rio Tinto PLC                                                         92,600                 4,721,837
                                                                                     ------------------
                                                                                             6,488,347
                                                                                     ------------------
Mortgage Banks (0.36%)
Hypo Real Estate Holding AG                                           39,450                 2,579,637
                                                                                     ------------------

Multi-line Insurance (3.13%)
Allianz AG                                                            37,870                 6,091,703
Aviva PLC                                                            251,855                 3,229,656
AXA SA                                                               157,500                 5,335,936
Baloise Holding AG                                                    19,150                 1,210,795
ING Groep NV 7.20%                                                   178,100                 6,351,755
                                                                                     ------------------
                                                                                            22,219,845
                                                                                     ------------------
Multimedia (1.62%)
Lagardere SCA                                                         29,300                 2,333,981
Publishing & Broadcasting Ltd                                         47,800                   599,507
Reuters Group PLC                                                    378,900                 2,951,317
Vivendi Universal SA                                                 179,920                 5,632,332
                                                                                     ------------------
                                                                                            11,517,137
                                                                                     ------------------
Office Automation & Equipment (0.80%)
Canon Inc                                                             60,600                 3,665,041
Neopost SA                                                            20,040                 2,013,685
                                                                                     ------------------
                                                                                             5,678,726
                                                                                     ------------------

Oil Company - Exploration & Production (0.21%)
Woodside Petroleum Ltd                                                44,100                 1,508,519
                                                                                     ------------------

Oil Company - Integrated (8.79%)
BG Group PLC                                                         577,400                 6,516,582
BP PLC                                                             1,516,600                18,235,104
ENI SpA                                                              229,100                 6,921,517
OMV AG                                                                60,090                 4,243,046
Royal Dutch Shell PLC - A Shares                                     148,800                 5,062,872
Royal Dutch Shell PLC - A Shares                                      39,600                 1,346,417
Royal Dutch Shell PLC - B Shares                                     126,204                 4,517,540
Statoil ASA                                                          103,700                 2,850,463
Total SA                                                              46,100                12,718,477
                                                                                     ------------------
                                                                                            62,412,018
                                                                                     ------------------
Oil Refining & Marketing (1.04%)
Caltex Australia Ltd                                                  50,600                   740,650
Neste Oil OYJ (a)                                                     41,000                 1,324,315
Nippon Mining Holdings Inc                                           199,000                 1,637,014
Nippon Oil Corp                                                      278,000                 2,210,892
Singapore Petroleum Co Ltd                                           428,000                 1,463,766
                                                                                     ------------------
                                                                                             7,376,637
                                                                                     ------------------
Power Converter & Supply Equipment (0.22%)
Vestas Wind Systems A/S (a)                                           78,975                 1,554,601
                                                                                     ------------------

Printing - Commercial (0.20%)
Dai Nippon Printing Co Ltd                                            78,000                 1,409,217
                                                                                     ------------------

Property & Casualty Insurance (0.92%)
Mitsui Sumitomo Insurance Co Ltd                                      92,000                 1,131,679
QBE Insurance Group Ltd                                              176,618                 2,585,221
Sompo Japan Insurance Inc                                            197,000                 2,806,953
                                                                                     ------------------
                                                                                             6,523,853
                                                                                     ------------------
Public Thoroughfares (0.25%)
ConnectEast Group                                                  1,415,239                 1,257,909
Transurban Group                                                      95,600                   517,789
                                                                                     ------------------
                                                                                             1,775,698
                                                                                     ------------------
Publishing - Books (0.39%)
Yell Group PLC                                                       291,500                 2,758,847
                                                                                     ------------------

Publishing - Periodicals (0.67%)
Eniro AB                                                             153,600                 1,996,875
VNU NV                                                                83,000                 2,778,694
                                                                                     ------------------
                                                                                             4,775,569
                                                                                     ------------------
Real Estate Magagement & Services (0.57%)
Mitsubishi Estate Co Ltd                                             118,000                 2,746,765
Pirelli & C Real Estate SpA                                           22,410                 1,285,516
                                                                                     ------------------
                                                                                             4,032,281
                                                                                     ------------------
Real Estate Operator & Developer (1.24%)
British Land Co PLC                                                  173,700                 3,548,773
Cheung Kong Holdings Ltd                                             150,000                 1,609,795
City Developments Ltd                                                134,000                   706,002
Hammerson Plc                                                         60,000                 1,112,256
Mitsui Fudosan Co Ltd                                                 88,000                 1,856,746
                                                                                     ------------------
                                                                                             8,833,572
                                                                                     ------------------

Reinsurance (0.21%)
Muenchener Rueckversicherungs AG                                      11,050                 1,500,134
                                                                                     ------------------

REITS - Diversified (0.36%)
Rodamco Europe NV                                                     29,400                 2,538,299
                                                                                     ------------------

REITS - Shopping Centers (0.05%)
Japan Retail Fund Investment Corp                                         43                   361,073
                                                                                     ------------------

Retail - Apparel & Shoe (0.14%)
Next PLC                                                              31,800                   980,044
                                                                                     ------------------

Retail - Automobile (0.11%)
USS Co Ltd                                                            12,570                   802,101
                                                                                     ------------------

Retail - Consumer Electronics (0.50%)
DSG International PLC                                                338,700                 1,057,986
Kesa Electricals PLC                                                 306,000                 1,354,223
Yamada Denki Co Ltd                                                    8,800                 1,136,599
                                                                                     ------------------
                                                                                             3,548,808
                                                                                     ------------------
Retail - Convenience Store (0.23%)
FamilyMart Co Ltd                                                     48,200                 1,618,127
                                                                                     ------------------

Retail - Jewelry (0.38%)
Compagnie Financiere Richemont AG                                     59,303                 2,691,804
                                                                                     ------------------

Retail - Major Department Store (0.26%)
Marks & Spencer Group PLC                                            103,500                   894,937
Marui Co Ltd                                                          51,200                   942,519
                                                                                     ------------------
                                                                                             1,837,456
                                                                                     ------------------
Retail - Miscellaneous/Diversified (0.40%)
Aeon Co Ltd                                                          107,100                 2,826,968
                                                                                     ------------------

Rubber & Vinyl (0.47%)
JSR Corp                                                             112,700                 3,359,868
                                                                                     ------------------

Semiconductor Equipment (0.24%)
Tokyo Electron Ltd                                                    22,600                 1,735,566
                                                                                     ------------------

Soap & Cleaning Products (0.44%)
Reckitt Benckiser PLC                                                 94,300                 3,097,298
                                                                                     ------------------

Steel - Producers (0.60%)
Corus Group PLC                                                    1,267,900                 1,571,805
JFE Holdings Inc                                                      35,100                 1,262,299
Nippon Steel Corp                                                    387,000                 1,434,741
                                                                                     ------------------
                                                                                             4,268,845
                                                                                     ------------------
Steel - Specialty (0.10%)
Hitachi Metals Ltd                                                    60,000                   704,224
                                                                                     ------------------

Telecommunication Services (0.12%)
Telecom Corp of New Zealand Ltd                                      211,157                   818,735
                                                                                     ------------------

Telephone - Integrated (1.66%)
Elisa OYJ                                                            122,400                 2,412,269
KDDI Corp                                                                153                   810,319

Royal KPN NV                                                         339,600                 3,278,391
Telefonica SA                                                        344,332                 5,251,615
                                                                                     ------------------
                                                                                            11,752,594
                                                                                     ------------------
Television (0.62%)
Antena 3 de Television SA                                             56,700                 1,534,684
ITV PLC                                                            1,052,200                 2,029,072
Television Broadcasts Ltd                                            160,000                   868,354
                                                                                     ------------------
                                                                                             4,432,110
                                                                                     ------------------
Textile - Products (0.39%)
Teijin Ltd                                                           211,000                 1,441,934
Toray Industries Inc                                                 161,000                 1,347,798
                                                                                     ------------------
                                                                                             2,789,732
                                                                                     ------------------
Tobacco (1.70%)
Altadis SA                                                           100,100                 4,158,273
British American Tobacco PLC                                         202,100                 4,554,649
Imperial Tobacco Group PLC                                            27,600                   820,681
Japan Tobacco Inc                                                        161                 2,503,054
                                                                                     ------------------
                                                                                            12,036,657
                                                                                     ------------------
Toys (0.12%)
Nintendo Co Ltd                                                        6,400                   879,648
                                                                                     ------------------

Transport - Marine (0.84%)
Iino Kaiun Kaisha Ltd                                                  4,000                    33,144
Mitsui OSK Lines Ltd                                                 249,000                 2,261,026
Nippon Yusen KK                                                      192,000                 1,421,979
Stolt-Nielsen SA                                                      67,330                 2,265,386
                                                                                     ------------------
                                                                                             5,981,535
                                                                                     ------------------
Transport - Rail (0.39%)
East Japan Railway Co                                                    398                 2,770,854
                                                                                     ------------------

Transport - Services (0.42%)
Deutsche Post AG                                                     106,800                 3,008,743
                                                                                     ------------------

Water (0.33%)
Veolia Environnement                                                  45,900                 2,321,976
                                                                                     ------------------

Web Portals (0.46%)
United Internet AG                                                    46,020                 2,074,901
Yahoo! Japan Corp                                                        871                 1,183,010
                                                                                     ------------------
                                                                                             3,257,911
                                                                                     ------------------
Wire & Cable Products (0.59%)
Furukawa Electric Co Ltd                                             133,000                 1,192,927
Sumitomo Electric Industries Ltd                                     178,000                 2,957,417
                                                                                     ------------------
                                                                                             4,150,344
                                                                                     ------------------
Wireless Equipment (1.15%)
Nokia OYJ                                                            103,450                 1,890,570
Telefonaktiebolaget LM Ericsson                                    1,740,000                 6,260,719
                                                                                     ------------------
                                                                                             8,151,289
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $      677,510,333
                                                                                     ------------------
PREFERRED STOCKS (0.64%)
Auto - Car & Light Trucks (0.26%)
Porsche AG                                                             2,350                 1,830,587
                                                                                     ------------------


Dialysis Centers (0.38%)
Fresenius AG                                                          17,355                 2,704,870
                                                                                     ------------------
TOTAL PREFERRED STOCKS                                                              $        4,535,457
                                                                                     ------------------
                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.08%)
U.S. Treasury Bill (0.08%)
3.86%, 3/ 9/2006 (b)                                                 150,000                   149,375
4.18%, 4/ 6/2006 (b)                                                 400,000                   397,023
                                                                                     ------------------
                                                                                               546,398
                                                                                     ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                               $          546,398
                                                                                     ------------------
Total Investments                                                                   $      682,592,188
Other Assets in Excess of Liabilities, Net - 3.81%                                          27,068,504
                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                          $      709,660,692
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a)  Non-Income Producing Security

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $546,398 or 0.08% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $      118,156,391
Unrealized Depreciation                              (5,459,502)
                                               ------------------
Net Unrealized Appreciation (Depreciation)           112,696,889
Cost for federal income tax purposes                 569,895,299


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                  Current             Unrealized
                                         Number of               Original          Market            Appreciation/
Type                                     Contracts                 Value           Value            (Depreciation)
-----------------------------------------------------------------------------------------------------------------------
Buy:
DJ Euro Stoxx; 50 March 2006                160                  $7,004,821      $7,198,368         $193,547
FTSE 100 Index; March 2006                  63                    6,206,357       6,430,000          223,642
Topix Index; March 2006                     35                    4,793,395       5,118,524          325,129

Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Country                                                          Percent
-------------------------------------------------------------------------
Japan                                                             24.24%
United Kingdom                                                    21.61%
Germany                                                            8.20%
France                                                             7.45%
Switzerland                                                        6.72%
Netherlands                                                        6.59%
Australia                                                          5.14%
Italy                                                              3.84%
Spain                                                              3.43%
Hong Kong                                                          1.65%
Sweden                                                             1.38%
Finland                                                            1.31%
Ireland                                                            1.29%
Norway                                                             0.98%
Austria                                                            0.77%
Singapore                                                          0.65%
Greece                                                             0.53%
Denmark                                                            0.22%
New Zealand                                                        0.11%
United States                                                      0.08%
Other Assets in Excess of Liabilities, Net                         3.81%
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================

Other Assets Summary (unaudited)
-----------------------------------------------------------------
Asset Type                                               Percent
-----------------------------------------------------------------
Currency Contracts                                         3.32%
Futures                                                    2.64%


                                          SCHEDULE OF FOREIGN CURRENCY CONTRACTS
     Foreign Currency          Delivery      Contracts to Accept   In Exchange For         Value          Net Unrealized
    Purchase Contracts           Date                                                                      Appreciation
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Euro                              02/16/2006             7,485,157       $8,800,000            $9,096,593         $296,593
British Pound                     02/16/2006             3,453,814        6,000,000             6,138,295          138,295
Japanese Yen                      02/16/2006           516,876,800        4,400,000             4,423,914           23,914

     Foreign Currency          Delivery      Contracts to Deliver  In Exchange For         Value          Net Unrealized
      Sale Contracts             Date                                                                      Appreciation
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Euro                              02/16/2006             3,207,428       $3,800,000            $3,897,936        $(97,936)

Schedule of Investments
January 31, 2006 (unaudited)
Partners LargeCap Blend Fund
                                                              Shares
                                                               Held                        Value
                                                       ------------------------------------------------
COMMON STOCKS (99.06%)
Advertising Agencies (0.20%)
Omnicom Group Inc                                                     20,600        $        1,684,874
                                                                                     ------------------

Advertising Sales (0.23%)
Lamar Advertising Co (a)                                              44,000                 2,020,480
                                                                                     ------------------

Aerospace & Defense (1.25%)
Boeing Co                                                             51,600                 3,524,796
General Dynamics Corp                                                 38,620                 4,493,823
Lockheed Martin Corp                                                   7,300                   493,845
Rockwell Collins Inc                                                  47,800                 2,242,776
                                                                                     ------------------
                                                                                            10,755,240
                                                                                     ------------------
Aerospace & Defense Equipment (0.45%)
Goodrich Corp                                                         42,300                 1,665,351
United Technologies Corp                                              37,900                 2,212,223
                                                                                     ------------------
                                                                                             3,877,574
                                                                                     ------------------
Agricultural Chemicals (0.53%)
Monsanto Co                                                           25,800                 2,182,938
Potash Corp of Saskatchewan                                           26,800                 2,411,732
                                                                                     ------------------
                                                                                             4,594,670
                                                                                     ------------------
Airlines (0.18%)
Southwest Airlines Co                                                 96,500                 1,588,390
                                                                                     ------------------

Applications Software (2.35%)
Microsoft Corp                                                       720,900                20,293,335
                                                                                     ------------------

Athletic Footwear (0.14%)
Nike Inc                                                              14,500                 1,173,775
                                                                                     ------------------

Auto - Car & Light Trucks (0.37%)
General Motors Corp (b)                                              134,300                 3,231,258
                                                                                     ------------------

Auto/Truck Parts & Equipment - Original (0.02%)
Johnson Controls Inc                                                   2,200                   152,328
                                                                                     ------------------

Beverages - Non-alcoholic (1.78%)
Coca-Cola Co/The                                                     175,300                 7,253,914
Coca-Cola Enterprises Inc                                             32,500                   641,550
PepsiCo Inc                                                          129,800                 7,421,964
                                                                                     ------------------
                                                                                            15,317,428
                                                                                     ------------------
Brewery (0.26%)
Anheuser-Busch Cos Inc                                                53,300                 2,208,752
                                                                                     ------------------

Broadcasting Services & Programming (0.16%)
Liberty Media Corp (a)                                               159,800                 1,335,928
                                                                                     ------------------

Building - Residential & Commercial (0.38%)
DR Horton Inc                                                         37,900                 1,414,428
Lennar Corp                                                           20,600                 1,288,736

Standard-Pacific Corp                                                 15,500                   602,950
                                                                                     ------------------
                                                                                             3,306,114
                                                                                     ------------------
Building Products - Air & Heating (0.12%)
American Standard Cos Inc                                             28,000                 1,008,000
                                                                                     ------------------

Cable TV (0.70%)
Comcast Corp (a)                                                     143,300                 3,986,606
Rogers Communications Inc                                             46,500                 2,052,510
                                                                                     ------------------
                                                                                             6,039,116
                                                                                     ------------------
Casino Hotels (0.43%)
Harrah's Entertainment Inc                                            18,400                 1,354,240
Wynn Resorts Ltd (a)(b)                                               36,500                 2,357,170
                                                                                     ------------------
                                                                                             3,711,410
                                                                                     ------------------
Casino Services (0.35%)
International Game Technology                                         84,100                 3,009,098
                                                                                     ------------------

Chemicals - Diversified (0.66%)
Dow Chemical Co/The                                                   40,500                 1,713,150
EI Du Pont de Nemours & Co                                            77,700                 3,041,955
Nova Chemicals Corp                                                   26,900                   928,857
                                                                                     ------------------
                                                                                             5,683,962
                                                                                     ------------------
Chemicals - Specialty (0.13%)
Ecolab Inc                                                            14,500                   519,245
Minerals Technologies Inc                                              4,600                   257,002
Sigma-Aldrich Corp                                                     5,400                   350,352
                                                                                     ------------------
                                                                                             1,126,599
                                                                                     ------------------
Commercial Banks (0.66%)
First Horizon National Corp                                           55,500                 2,101,785
Synovus Financial Corp                                               131,100                 3,627,537
                                                                                     ------------------
                                                                                             5,729,322
                                                                                     ------------------
Commercial Services - Finance (0.06%)
Moody's Corp                                                           8,300                   525,556
                                                                                     ------------------

Computers (2.67%)
Dell Inc (a)                                                         389,700                11,422,107
Gateway Inc (a)                                                      245,300                   667,216
International Business Machines Corp                                 135,000                10,975,500
                                                                                     ------------------
                                                                                            23,064,823
                                                                                     ------------------
Computers  -Memory Devices (0.47%)
EMC Corp/Massachusetts (a)                                           304,100                 4,074,940
                                                                                     ------------------

Computers - Peripheral Equipment (0.02%)
Lexmark International Inc (a)                                          3,700                   179,709
                                                                                     ------------------

Consulting Services (0.27%)
Accenture Ltd                                                         73,700                 2,323,761
                                                                                     ------------------

Consumer Products - Miscellaneous (0.26%)
Fortune Brands Inc                                                     9,700                   727,112
Kimberly-Clark Corp                                                   26,700                 1,525,104
                                                                                     ------------------
                                                                                             2,252,216
                                                                                     ------------------
Cosmetics & Toiletries (2.32%)
Avon Products Inc                                                     48,800                 1,382,016
Colgate-Palmolive Co                                                  38,400                 2,107,776

Procter & Gamble Co                                                  278,557                16,498,931
                                                                                     ------------------
                                                                                            19,988,723
                                                                                     ------------------
Cruise Lines (0.30%)
Carnival Corp                                                         50,400                 2,608,704
                                                                                     ------------------

Data Processing & Management (0.82%)
Automatic Data Processing Inc                                         66,500                 2,922,010
First Data Corp                                                       67,000                 3,021,700
Fiserv Inc (a)                                                         7,800                   343,044
NAVTEQ Corp (a)                                                       18,100                   812,871
                                                                                     ------------------
                                                                                             7,099,625
                                                                                     ------------------
Dental Supplies & Equipment (0.08%)
Patterson Cos Inc (a)(b)                                              19,000                   656,070
                                                                                     ------------------

Dialysis Centers (0.04%)
DaVita Inc (a)                                                         6,700                   366,825
                                                                                     ------------------

Disposable Medical Products (0.12%)
CR Bard Inc                                                           16,800                 1,065,456
                                                                                     ------------------

Distribution & Wholesale (0.11%)
CDW Corp (b)                                                          17,400                   974,400
                                                                                     ------------------

Diversified Manufacturing Operations (6.17%)
Danaher Corp                                                          96,800                 5,482,752
Eaton Corp                                                            11,600                   767,920
General Electric Co                                                1,035,500                33,912,625
Honeywell International Inc                                          119,700                 4,598,874
Illinois Tool Works Inc                                               39,000                 3,287,310
Teleflex Inc                                                           7,900                   498,253
Tyco International Ltd                                               180,000                 4,689,000
                                                                                     ------------------
                                                                                            53,236,734
                                                                                     ------------------
Diversified Minerals (0.19%)
BHP Billiton Ltd ADR                                                  41,900                 1,652,955
                                                                                     ------------------

Diversified Operations & Commercial Services (0.21%)
Cendant Corp                                                         108,600                 1,817,964
                                                                                     ------------------

E-Commerce - Products (0.05%)
Amazon.Com Inc (a)(b)                                                  9,600                   430,272
                                                                                     ------------------

Electric - Generation (0.14%)
AES Corp/The (a)                                                      70,000                 1,192,800
                                                                                     ------------------

Electric - Integrated (2.58%)
Constellation Energy Group Inc                                        13,200                   769,164
Dominion Resources Inc/VA                                             24,900                 1,880,697
Duke Energy Corp                                                     120,000                 3,402,000
Edison International                                                  49,300                 2,160,326
Entergy Corp                                                          48,500                 3,371,235
Exelon Corp                                                           82,700                 4,748,634
FirstEnergy Corp                                                      45,100                 2,259,510
Pinnacle West Capital Corp                                            26,800                 1,141,948
PPL Corp                                                              41,700                 1,256,421
Public Service Enterprise Group Inc                                    2,700                   187,974
TECO Energy Inc                                                       29,900                   510,692

TXU Corp                                                              10,800                   546,912
                                                                                     ------------------
                                                                                            22,235,513
                                                                                     ------------------
Electronic Components - Miscellaneous (0.39%)
Flextronics International Ltd (a)                                     82,300                   860,858
Jabil Circuit Inc (a)                                                 61,600                 2,488,640
                                                                                     ------------------
                                                                                             3,349,498
                                                                                     ------------------
Electronic Components - Semiconductors (1.80%)
Intel Corp                                                           538,500                11,453,895
Texas Instruments Inc                                                 85,000                 2,484,550
Xilinx Inc                                                            57,300                 1,613,568
                                                                                     ------------------
                                                                                            15,552,013
                                                                                     ------------------
Electronic Measurement Instruments (0.29%)
Agilent Technologies Inc (a)                                          32,742                 1,110,281
Tektronix Inc                                                         48,500                 1,430,750
                                                                                     ------------------
                                                                                             2,541,031
                                                                                     ------------------
Enterprise Software & Services (0.63%)
Oracle Corp (a)                                                      431,600                 5,425,212
                                                                                     ------------------

Entertainment Software (0.14%)
Electronic Arts Inc (a)                                               21,600                 1,178,928
                                                                                     ------------------

Fiduciary Banks (0.64%)
Investors Financial Services Corp                                     35,700                 1,675,758
Mellon Financial Corp                                                 25,200                   888,804
State Street Corp                                                     48,500                 2,932,310
                                                                                     ------------------
                                                                                             5,496,872
                                                                                     ------------------
Filtration & Separation Products (0.13%)
Pall Corp                                                             40,000                 1,152,000
                                                                                     ------------------

Finance - Consumer Loans (0.31%)
SLM Corp                                                              47,500                 2,658,100
                                                                                     ------------------

Finance - Credit Card (0.82%)
American Express Co                                                   86,600                 4,542,170
Capital One Financial Corp                                            29,900                 2,490,670
                                                                                     ------------------
                                                                                             7,032,840
                                                                                     ------------------
Finance - Investment Banker & Broker (6.74%)
Citigroup Inc                                                        451,400                21,026,212
E*Trade Financial Corp (a)                                           169,500                 4,032,405
Goldman Sachs Group Inc                                               39,400                 5,565,250
JPMorgan Chase & Co                                                  328,528                13,058,988
Lehman Brothers Holdings Inc                                          26,100                 3,665,745
Merrill Lynch & Co Inc                                                81,300                 6,103,191
Morgan Stanley                                                        47,800                 2,937,310
TD Ameritrade Holding Corp                                            88,500                 1,791,240
                                                                                     ------------------
                                                                                            58,180,341
                                                                                     ------------------
Finance - Mortgage Loan/Banker (0.64%)
Countrywide Financial Corp                                            63,300                 2,116,752
Fannie Mae                                                            42,900                 2,485,626
Freddie Mac                                                           13,500                   916,110
                                                                                     ------------------
                                                                                             5,518,488
                                                                                     ------------------
Food - Confectionery (0.13%)
Hershey Co/The                                                        21,700                 1,111,040
                                                                                     ------------------

Food - Miscellaneous/Diversified (0.91%)
Campbell Soup Co                                                      57,600                 1,723,968

General Mills Inc                                                     65,600                 3,188,816
HJ Heinz Co                                                           29,500                 1,001,230
Kellogg Co                                                            38,300                 1,643,070
McCormick & Co Inc                                                    10,800                   326,268
                                                                                     ------------------
                                                                                             7,883,352
                                                                                     ------------------
Food - Retail (0.27%)
Kroger Co/The (a)                                                     87,100                 1,602,640
Safeway Inc                                                           29,200                   684,448
                                                                                     ------------------
                                                                                             2,287,088
                                                                                     ------------------
Food - Wholesale & Distribution (0.16%)
Sysco Corp                                                            46,200                 1,417,416
                                                                                     ------------------

Forestry (0.18%)
Weyerhaeuser Co                                                       22,200                 1,548,672
                                                                                     ------------------

Gas - Distribution (0.22%)
AGL Resources Inc                                                     18,800                   672,664
NiSource Inc                                                          58,300                 1,196,899
                                                                                     ------------------
                                                                                             1,869,563
                                                                                     ------------------
Gold Mining (0.35%)
Newmont Mining Corp                                                   49,300                 3,046,740
                                                                                     ------------------

Home Decoration Products (0.04%)
Newell Rubbermaid Inc                                                 14,100                   333,324
                                                                                     ------------------

Hotels & Motels (0.17%)
Marriott International Inc                                            21,700                 1,446,088
                                                                                     ------------------

Human Resources (0.18%)
Monster Worldwide Inc (a)                                             17,200                   733,752
Robert Half International Inc                                         23,300                   851,149
                                                                                     ------------------
                                                                                             1,584,901
                                                                                     ------------------
Identification Systems - Development (0.09%)
Symbol Technologies Inc                                               61,700                   761,995
                                                                                     ------------------

Independent Power Producer (0.16%)
Dynegy Inc (a)(b)                                                     48,000                   264,000
NRG Energy Inc (a)(b)                                                 22,300                 1,076,421
                                                                                     ------------------
                                                                                             1,340,421
                                                                                     ------------------
Instruments - Controls (0.11%)
Thermo Electron Corp (a)                                              28,900                   972,196
                                                                                     ------------------

Insurance Brokers (0.44%)
Marsh & McLennan Cos Inc                                              98,000                 2,978,220
Willis Group Holdings Ltd                                             23,200                   805,272
                                                                                     ------------------
                                                                                             3,783,492
                                                                                     ------------------
Internet Application Software (0.04%)
Matrixone Inc (a)                                                     76,000                   379,240
                                                                                     ------------------

Internet Content - Information & News (0.10%)
CNET Networks Inc (a)                                                 58,700                   881,674
                                                                                     ------------------

Internet Security (0.50%)
McAfee Inc (a)                                                       100,100                 2,321,319
Symantec Corp (a)                                                     72,226                 1,327,514

VeriSign Inc (a)                                                      29,200                   693,500
                                                                                     ------------------
                                                                                             4,342,333
                                                                                     ------------------
Investment Management & Advisory Services (0.75%)
Ameriprise Financial Inc                                              53,600                 2,180,984
Franklin Resources Inc                                                13,300                 1,310,050
Janus Capital Group Inc                                               22,600                   472,114
Legg Mason Inc                                                         9,700                 1,258,090
Nuveen Investments Inc                                                27,400                 1,243,138
                                                                                     ------------------
                                                                                             6,464,376
                                                                                     ------------------
Leisure & Recreation Products (0.15%)
Brunswick Corp (b)                                                    34,500                 1,296,855
                                                                                     ------------------

Life & Health Insurance (0.86%)
Aflac Inc                                                             40,800                 1,915,560
Jefferson-Pilot Corp                                                  10,600                   618,298
Lincoln National Corp                                                 29,400                 1,603,182
Prudential Financial Inc                                              43,400                 3,269,756
                                                                                     ------------------
                                                                                             7,406,796
                                                                                     ------------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                                           10,400                   443,040
                                                                                     ------------------

Machinery - Farm (0.46%)
Deere & Co                                                            55,800                 4,004,208
                                                                                     ------------------

Medical - Biomedical/Gene (1.24%)
Amgen Inc (a)                                                         92,000                 6,705,880
Biogen Idec Inc (a)                                                   29,500                 1,320,125
Celgene Corp (a)                                                       7,700                   547,855
Chiron Corp (a)                                                       10,300                   469,680
Genentech Inc (a)                                                      9,200                   790,464
Genzyme Corp (a)                                                      12,300                   872,562
                                                                                     ------------------
                                                                                            10,706,566
                                                                                     ------------------
Medical - Drugs (4.54%)
Abbott Laboratories                                                  131,500                 5,674,225
Bristol-Myers Squibb Co                                               23,600                   537,844
Cephalon Inc (a)(b)                                                    6,400                   453,696
Eli Lilly & Co                                                        82,800                 4,688,136
Merck & Co Inc                                                       169,100                 5,833,950
Pfizer Inc                                                           553,400                14,211,312
Schering-Plough Corp                                                  94,300                 1,805,845
Sepracor Inc (a)                                                       9,000                   512,190
Shire PLC ADR (b)                                                     11,400                   555,750
Wyeth                                                                105,000                 4,856,250
                                                                                     ------------------
                                                                                            39,129,198
                                                                                     ------------------
Medical - Generic Drugs (0.02%)
Watson Pharmaceuticals Inc (a)                                         6,100                   201,849
                                                                                     ------------------

Medical - HMO (1.61%)
Aetna Inc                                                             18,900                 1,829,520
Coventry Health Care Inc (a)                                           7,900                   470,603
Humana Inc (a)                                                        46,300                 2,582,151
UnitedHealth Group Inc                                               102,900                 6,114,318
WellPoint Inc (a)                                                     37,400                 2,872,320
                                                                                     ------------------
                                                                                            13,868,912
                                                                                     ------------------
Medical - Hospitals (0.30%)
Community Health Systems Inc (a)                                      15,300                   556,767
Health Management Associates Inc                                       8,400                   176,568
Triad Hospitals Inc (a)                                               45,600                 1,872,336
                                                                                     ------------------
                                                                                             2,605,671
                                                                                     ------------------
Medical - Wholesale Drug Distribution (0.35%)
Cardinal Health Inc                                                   41,300                 2,975,252
                                                                                     ------------------

Medical Instruments (1.09%)
Boston Scientific Corp (a)                                           132,700                 2,902,149
Medtronic Inc                                                         91,800                 5,183,946
St Jude Medical Inc (a)                                               27,000                 1,326,510
                                                                                     ------------------
                                                                                             9,412,605
                                                                                     ------------------
Medical Laboratory & Testing Service (0.08%)
Quest Diagnostics Inc                                                 14,300                   706,849
                                                                                     ------------------

Medical Products (2.10%)
Baxter International Inc                                              42,100                 1,551,385
Johnson & Johnson                                                    236,200                13,590,948
Stryker Corp                                                          23,200                 1,157,680
Zimmer Holdings Inc (a)                                               26,300                 1,813,385
                                                                                     ------------------
                                                                                            18,113,398
                                                                                     ------------------
Metal - Aluminum (0.45%)
Alcan Inc (b)                                                         48,900                 2,385,831
Alcoa Inc                                                             46,800                 1,474,200
                                                                                     ------------------
                                                                                             3,860,031
                                                                                     ------------------
Multi-line Insurance (2.48%)
Allstate Corp/The                                                     10,100                   525,705
American International Group Inc                                     204,000                13,353,840
Assurant Inc                                                          14,800                   679,616
Genworth Financial Inc                                                48,200                 1,579,032
Hartford Financial Services Group Inc                                 33,300                 2,738,259
Metlife Inc (b)                                                       17,300                   867,768
XL Capital Ltd                                                        24,700                 1,671,202
                                                                                     ------------------
                                                                                            21,415,422
                                                                                     ------------------
Multimedia (1.81%)
EW Scripps Co                                                          7,800                   377,052
McGraw-Hill Cos Inc/The                                               36,900                 1,883,376
Meredith Corp                                                          5,200                   284,752
Time Warner Inc                                                      350,100                 6,137,253
Viacom Inc (a)                                                       137,800                 5,715,944
Walt Disney Co                                                        48,500                 1,227,535
                                                                                     ------------------
                                                                                            15,625,912
                                                                                     ------------------
Networking Products (1.35%)
Cisco Systems Inc (a)                                                519,700                 9,650,829
Juniper Networks Inc (a)                                             110,000                 1,994,300
                                                                                     ------------------
                                                                                            11,645,129
                                                                                     ------------------
Non-hazardous Waste Disposal (0.20%)
Republic Services Inc                                                 45,800                 1,733,530
                                                                                     ------------------

Office Supplies & Forms (0.13%)
Avery Dennison Corp                                                   18,600                 1,111,164
                                                                                     ------------------

Oil - Field Services (1.82%)
Baker Hughes Inc                                                      36,000                 2,787,840
BJ Services Co                                                        30,200                 1,222,798
Halliburton Co                                                        19,400                 1,543,270
Schlumberger Ltd                                                      79,700                10,157,765
                                                                                     ------------------
                                                                                            15,711,673
                                                                                     ------------------

Oil & Gas Drilling (0.46%)
Nabors Industries Ltd (a)                                             10,100                   820,625
Transocean Inc (a)                                                    38,800                 3,148,620
                                                                                     ------------------
                                                                                             3,969,245
                                                                                     ------------------
Oil Company - Exploration & Production (1.15%)
Anadarko Petroleum Corp                                               21,400                 2,307,348
Devon Energy Corp                                                     20,600                 1,405,126
EOG Resources Inc                                                     19,200                 1,623,168
Murphy Oil Corp                                                       51,700                 2,946,900
XTO Energy Inc                                                        33,566                 1,647,419
                                                                                     ------------------
                                                                                             9,929,961
                                                                                     ------------------
Oil Company - Integrated (5.87%)
Chevron Corp                                                         172,900                10,266,802
ConocoPhillips                                                        94,400                 6,107,680
Exxon Mobil Corp                                                     479,400                30,082,350
Occidental Petroleum Corp                                             23,000                 2,247,330
Total SA ADR (b)                                                      13,800                 1,908,954
                                                                                     ------------------
                                                                                            50,613,116
                                                                                     ------------------
Oil Field Machinery & Equipment (0.50%)
FMC Technologies Inc (a)                                              24,200                 1,254,044
Grant Prideco Inc (a)                                                 45,700                 2,289,113
National Oilwell Varco Inc (a)                                        10,100                   768,307
                                                                                     ------------------
                                                                                             4,311,464
                                                                                     ------------------
Oil Refining & Marketing (0.30%)
Sunoco Inc                                                             8,400                   799,680
Valero Energy Corp                                                    29,000                 1,810,470
                                                                                     ------------------
                                                                                             2,610,150
                                                                                     ------------------
Optical Supplies (0.03%)
Bausch & Lomb Inc                                                      3,600                   243,180
                                                                                     ------------------

Paper & Related Products (0.34%)
Bowater Inc                                                           19,800                   541,332
International Paper Co (b)                                            63,800                 2,081,794
Potlatch Corp                                                          6,400                   327,872
                                                                                     ------------------
                                                                                             2,950,998
                                                                                     ------------------
Pharmacy Services (0.48%)
Caremark Rx Inc (a)                                                   48,800                 2,405,840
Medco Health Solutions Inc (a)                                        31,400                 1,698,740
                                                                                     ------------------
                                                                                             4,104,580
                                                                                     ------------------
Pipelines (0.37%)
Williams Cos Inc                                                     134,700                 3,211,248
                                                                                     ------------------

Property & Casualty Insurance (0.58%)
Progressive Corp/The                                                  15,900                 1,670,136
St Paul Travelers Cos Inc/The                                         73,671                 3,343,190
                                                                                     ------------------
                                                                                             5,013,326
                                                                                     ------------------
Publishing - Newspapers (0.31%)
Dow Jones & Co Inc                                                    10,900                   414,309
Gannett Co Inc                                                        17,600                 1,087,680
Tribune Co                                                            22,800                   661,428
Washington Post Co/The                                                   700                   534,086
                                                                                     ------------------
                                                                                             2,697,503
                                                                                     ------------------
Regional Banks (4.20%)
Bank of America Corp                                                 191,370                 8,464,295
Fifth Third Bancorp                                                  216,100                 8,118,877
National City Corp                                                   104,000                 3,554,720

PNC Financial Services Group Inc                                       9,100                   590,226
SunTrust Banks Inc                                                    22,400                 1,600,480
US Bancorp                                                           129,700                 3,879,327
Wachovia Corp                                                         90,100                 4,940,183
Wells Fargo & Co                                                      81,000                 5,051,160
                                                                                     ------------------
                                                                                            36,199,268
                                                                                     ------------------
Reinsurance (0.09%)
Axis Capital Holdings Ltd                                             27,100                   810,290
                                                                                     ------------------

REITS - Apartments (0.26%)
Archstone-Smith Trust                                                 47,500                 2,225,850
                                                                                     ------------------

REITS - Mortgage (0.19%)
CapitalSource Inc (b)                                                 74,446                 1,634,834
                                                                                     ------------------

REITS - Office Property (0.17%)
CarrAmerica Realty Corp                                               40,300                 1,483,040
                                                                                     ------------------

REITS - Regional Malls (0.12%)
Simon Property Group Inc                                              12,100                 1,002,364
                                                                                     ------------------

REITS - Warehouse & Industrial (0.16%)
Prologis                                                              27,700                 1,418,794
                                                                                     ------------------

Retail - Apparel & Shoe (0.26%)
HOT Topic Inc (a)(b)                                                  48,200                   692,152
Ross Stores Inc                                                       53,400                 1,521,900
                                                                                     ------------------
                                                                                             2,214,052
                                                                                     ------------------
Retail - Auto Parts (0.08%)
O'Reilly Automotive Inc (a)                                           19,900                   653,118
                                                                                     ------------------

Retail - Bedding (0.04%)
Bed Bath & Beyond Inc (a)                                              9,700                   362,877
                                                                                     ------------------

Retail - Building Products (1.23%)
Home Depot Inc                                                       180,700                 7,327,385
Lowe's Cos Inc                                                        52,100                 3,310,955
                                                                                     ------------------
                                                                                            10,638,340
                                                                                     ------------------
Retail - Consumer Electronics (0.22%)
Best Buy Co Inc                                                       36,900                 1,869,354
                                                                                     ------------------

Retail - Discount (2.36%)
Dollar General Corp                                                   20,900                   353,210
Family Dollar Stores Inc                                              50,000                 1,197,500
Target Corp                                                           92,900                 5,086,275
TJX Cos Inc                                                           93,700                 2,392,161
Wal-Mart Stores Inc                                                  245,300                11,310,783
                                                                                     ------------------
                                                                                            20,339,929
                                                                                     ------------------
Retail - Drug Store (0.64%)
CVS Corp                                                              62,000                 1,721,120
Walgreen Co                                                           87,300                 3,778,344
                                                                                     ------------------
                                                                                             5,499,464
                                                                                     ------------------
Retail - Office Supplies (0.15%)
Staples Inc                                                           53,350                 1,264,929
                                                                                     ------------------


Retail - Regional Department Store (0.65%)
Kohl's Corp (a)                                                      126,400                 5,610,896
                                                                                     ------------------

Retail - Restaurants (0.67%)
Outback Steakhouse Inc                                                39,000                 1,802,970
Panera Bread Co (a)(b)                                                21,100                 1,436,910
Starbucks Corp (a)                                                    80,200                 2,542,340
                                                                                     ------------------
                                                                                             5,782,220
                                                                                     ------------------
Savings & Loans - Thrifts (0.54%)
Golden West Financial Corp                                            25,400                 1,793,748
Washington Mutual Inc                                                 67,600                 2,860,832
                                                                                     ------------------
                                                                                             4,654,580
                                                                                     ------------------
Schools (0.06%)
Apollo Group Inc (a)                                                   8,600                   478,762
                                                                                     ------------------

Semiconductor Component - Integrated Circuits (0.86%)
Analog Devices Inc                                                    97,900                 3,893,483
Linear Technology Corp                                                94,800                 3,527,508
                                                                                     ------------------
                                                                                             7,420,991
                                                                                     ------------------
Semiconductor Equipment (0.29%)
ASML Holding NV (a)(b)                                                56,700                 1,280,853
Kla-Tencor Corp                                                       22,700                 1,179,946
                                                                                     ------------------
                                                                                             2,460,799
                                                                                     ------------------
Steel - Producers (0.43%)
Nucor Corp                                                            43,500                 3,664,005
                                                                                     ------------------

Telecommunication Equipment - Fiber Optics (0.17%)
Corning Inc (a)                                                       59,600                 1,451,260
                                                                                     ------------------

Telecommunication Services (0.44%)
TELUS Corp                                                            97,500                 3,834,675
                                                                                     ------------------

Telephone - Integrated (1.90%)
BellSouth Corp                                                       201,900                 5,808,663
Sprint Nextel Corp                                                   258,458                 5,916,104
Verizon Communications Inc                                           148,300                 4,695,178
                                                                                     ------------------
                                                                                            16,419,945
                                                                                     ------------------
Television (0.20%)
Univision Communications Inc (a)                                      54,200                 1,725,728
                                                                                     ------------------

Therapeutics (0.29%)
Gilead Sciences Inc (a)                                               40,800                 2,483,496
                                                                                     ------------------

Tobacco (1.71%)
Altria Group Inc                                                     203,400                14,713,956
                                                                                     ------------------

Toys (0.08%)
Mattel Inc                                                            41,700                   688,050
                                                                                     ------------------

Transport - Rail (0.65%)
Norfolk Southern Corp                                                 48,300                 2,407,272
Union Pacific Corp                                                    36,000                 3,184,560
                                                                                     ------------------
                                                                                             5,591,832
                                                                                     ------------------
Transport - Services (0.38%)
United Parcel Service Inc                                             43,800                 3,281,058
                                                                                     ------------------

Web Portals (0.72%)
Google Inc (a)                                                         4,900                 2,122,925
Yahoo! Inc (a)                                                       120,100                 4,124,234
                                                                                     ------------------
                                                                                             6,247,159
                                                                                     ------------------
Wireless Equipment (1.81%)
American Tower Corp (a)                                               79,492                 2,459,483
Crown Castle International Corp (a)                                   76,700                 2,426,021
Motorola Inc                                                         111,600                 2,534,436
Nokia OYJ ADR                                                        108,000                 1,985,040
Qualcomm Inc                                                         130,000                 6,234,800
                                                                                     ------------------
                                                                                            15,639,780
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $      854,528,459
                                                                                     ------------------
                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.06%)
U.S. Treasury Bill(0.06%)
4.18%, 3/30/2006 (c)                                                550,000                   546,371
                                                                                    ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                              $          546,371
                                                                                    ------------------
REPURCHASE AGREEMENTS (2.25%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing
2/1/2006 (collateralized by Federal Home Loan Bank ARM;          19,421,368                19,419,000
$19,856,904; 12/1/2035)  (d)
                                                                                    ------------------

TOTAL REPURCHASE AGREEMENTS                                                        $       19,419,000
                                                                                    ------------------
Total Investments                                                                  $      874,493,830
Liabilities in Excess of Other Assets, Net - (1.37)%                                      (11,831,725)
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                         $      862,662,105
                                                                                    ==================
                                                                                    ------------------

                                                                                    ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $546,371 or 0.06% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $      116,974,993
Unrealized Depreciation                                         (33,253,095)
                                                           ------------------
Net Unrealized Appreciation (Depreciation)                        83,721,898
Cost for federal income tax purposes                             790,771,932


                            SCHEDULE OF FUTURES CONTRACTS
                                                                                            Current               Unrealized
                                     Number of               Original                        Market              Appreciation/
Type                                 Contracts                 Value                         Value              (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Buy:
S&P 500 eMini; March 2006               100                  $6,338,300                    $6,418,000          $79,700

Portfolio Summary (unaudited)
------------------------------------------------------------------------
Sector                                                          Percent
------------------------------------------------------------------------
Financial                                                        22.90%
Consumer, Non-cyclical                                           21.06%
Communications                                                   10.71%
Industrial                                                       10.70%
Energy                                                           10.47%
Technology                                                       10.06%
Consumer, Cyclical                                                9.06%
Basic Materials                                                   3.26%
Utilities                                                         3.09%
Government                                                        0.06%
Liabilities in Excess of Other Assets, Net                     (-1.37%)
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================

Other Assets Summary (unaudited)
----------------------------------------------------------------------
Asset Type                                                    Percent
----------------------------------------------------------------------
Futures                                                         0.74%

Schedule of Investments
January 31, 2006 (unaudited)
Partners LargeCap Blend Fund I

COMMON STOCKS (99.66%)
Aerospace & Defense (2.86%)
Boeing Co                                                             36,000        $        2,459,160
Lockheed Martin Corp                                                  10,600                   717,090
Northrop Grumman Corp                                                 23,400                 1,453,842
Raytheon Co                                                           30,600                 1,253,682
                                                                                     ------------------
                                                                                             5,883,774
                                                                                     ------------------
Aerospace & Defense Equipment (0.50%)
United Technologies Corp                                              17,500                 1,021,475
                                                                                     ------------------

Agricultural Chemicals (0.75%)
Monsanto Co                                                           18,200                 1,539,902
                                                                                     ------------------

Agricultural Operations (0.82%)
Archer-Daniels-Midland Co                                             53,600                 1,688,400
                                                                                     ------------------

Apparel Manufacturers (0.66%)
Coach Inc (a)                                                         37,800                 1,358,910
                                                                                     ------------------

Applications Software (2.34%)
Microsoft Corp                                                       171,042                 4,814,832
                                                                                     ------------------

Batteries & Battery Systems (0.54%)
Energizer Holdings Inc (a)                                            20,700                 1,120,077
                                                                                     ------------------

Beverages - Non-alcoholic (1.19%)
Coca-Cola Co/The                                                      26,100                 1,080,018
PepsiCo Inc                                                           23,862                 1,364,429
                                                                                     ------------------
                                                                                             2,444,447
                                                                                     ------------------
Broadcasting Services & Programming (0.54%)
Clear Channel Communications Inc                                      18,500                   541,495
Liberty Media Corp (a)                                                68,200                   570,152
                                                                                     ------------------
                                                                                             1,111,647
                                                                                     ------------------
Building & Construction Products -Miscellaneous (0.07%)
Masco Corp                                                             4,900                   145,285
                                                                                     ------------------

Building Products - Cement & Aggregate (0.09%)
Martin Marietta Materials Inc                                          2,300                   194,994
                                                                                     ------------------

Cable TV (0.37%)
Comcast Corp (a)                                                      27,400                   762,268
                                                                                     ------------------

Cellular Telecommunications (0.06%)
US Cellular Corp (a)                                                   2,400                   122,160
                                                                                     ------------------

Commercial Banks (0.48%)
Bank of Hawaii Corp                                                    3,300                   172,293
UnionBanCal Corp                                                      12,200                   818,498
                                                                                     ------------------
                                                                                               990,791
                                                                                     ------------------
Commercial Services - Finance (0.66%)
Moody's Corp                                                          21,400                 1,355,048
                                                                                     ------------------


Computer Aided Design (0.40%)
Autodesk Inc                                                          20,500                   832,095
                                                                                     ------------------

Computers (1.86%)
Apple Computer Inc (a)                                                 4,800                   362,448
Dell Inc (a)                                                          17,100                   501,201
Hewlett-Packard Co                                                    75,000                 2,338,500
International Business Machines Corp                                   7,600                   617,880
                                                                                     ------------------
                                                                                             3,820,029
                                                                                     ------------------
Computers  -Memory Devices (0.85%)
EMC Corp/Massachusetts (a)                                            53,700                   719,580
Seagate Technology                                                    15,700                   409,456
Western Digital Corp (a)                                              28,000                   612,080
                                                                                     ------------------
                                                                                             1,741,116
                                                                                     ------------------
Consulting Services (0.10%)
Accenture Ltd                                                          6,600                   208,098
                                                                                     ------------------

Cosmetics & Toiletries (3.07%)
Colgate-Palmolive Co                                                  13,900                   762,971
Procter & Gamble Co                                                   93,644                 5,546,534
                                                                                     ------------------
                                                                                             6,309,505
                                                                                     ------------------
Cruise Lines (0.30%)
Carnival Corp                                                         12,100                   626,296
                                                                                     ------------------

Data Processing & Management (1.29%)
Automatic Data Processing Inc                                         12,300                   540,462
First Data Corp                                                       36,600                 1,650,660
Global Payments Inc                                                    9,200                   468,556
                                                                                     ------------------
                                                                                             2,659,678
                                                                                     ------------------
Distribution & Wholesale (0.07%)
Genuine Parts Co                                                       3,400                   144,602
                                                                                     ------------------

Diversified Manufacturing Operations (3.87%)
3M Co                                                                  5,400                   392,850
General Electric Co                                                  200,963                 6,581,538
Ingersoll-Rand Co Ltd                                                  2,800                   109,956
ITT Industries Inc                                                     6,600                   676,500
Tyco International Ltd                                                 7,600                   197,980
                                                                                     ------------------
                                                                                             7,958,824
                                                                                     ------------------
Diversified Minerals (0.39%)
Cia Vale do Rio Doce ADR                                              15,600                   799,812
                                                                                     ------------------

Electric - Integrated (2.73%)
American Electric Power Co Inc                                        25,800                   962,856
Dominion Resources Inc/VA                                              7,300                   551,369
Edison International                                                  28,100                 1,231,342
PG&E Corp                                                             28,200                 1,052,142
Sierra Pacific Resources (a)                                          11,800                   155,760
TXU Corp                                                              29,900                 1,514,136
Wisconsin Energy Corp                                                  3,700                   153,587
                                                                                     ------------------
                                                                                             5,621,192
                                                                                     ------------------
Electric Products - Miscellaneous (0.77%)
Emerson Electric Co                                                   20,400                 1,579,980
                                                                                     ------------------

Electronic Components - Semiconductors (2.78%)
Freescale Semiconductor Inc - A Shares (a)                            20,500                   515,780

Freescale Semiconductor Inc - B Shares (a)                             6,995                   176,624
Intel Corp                                                           122,200                 2,599,194
Micron Technology Inc (a)                                             37,600                   551,968
Texas Instruments Inc                                                 64,200                 1,876,566
                                                                                     ------------------
                                                                                             5,720,132
                                                                                     ------------------
Electronic Design Automation (0.20%)
Cadence Design Systems Inc (a)                                        23,200                   409,712
                                                                                     ------------------

Electronic Forms (0.14%)
Adobe Systems Inc                                                      7,200                   285,984
                                                                                     ------------------

Electronic Measurement Instruments (0.44%)
Agilent Technologies Inc (a)                                          26,900                   912,179
                                                                                     ------------------

Enterprise Software & Services (0.35%)
BMC Software Inc (a)                                                   6,200                   137,020
Computer Associates International Inc                                     75                     2,048
Novell Inc (a)                                                        44,900                   437,326
Sybase Inc (a)                                                         6,600                   142,494
                                                                                     ------------------
                                                                                               718,888
                                                                                     ------------------
Fiduciary Banks (0.54%)
State Street Corp                                                     18,400                 1,112,464
                                                                                     ------------------

Finance - Auto Loans (0.65%)
AmeriCredit Corp (a)                                                  46,700                 1,343,092
                                                                                     ------------------

Finance - Consumer Loans (0.27%)
SLM Corp                                                               9,900                   554,004
                                                                                     ------------------

Finance - Investment Banker & Broker (6.02%)
Bear Stearns Cos Inc/The                                               3,400                   429,964
Citigroup Inc                                                         73,482                 3,422,792
E*Trade Financial Corp (a)                                            39,400                   937,326
JPMorgan Chase & Co                                                   73,580                 2,924,805
Merrill Lynch & Co Inc                                                45,914                 3,446,764
TD Ameritrade Holding Corp                                            27,100                   548,504
UBS AG                                                                 6,100                   663,680
                                                                                     ------------------
                                                                                            12,373,835
                                                                                     ------------------
Financial Guarantee Insurance (0.86%)
MBIA Inc                                                              20,600                 1,268,136
Radian Group Inc                                                       8,700                   497,901
                                                                                     ------------------
                                                                                             1,766,037
                                                                                     ------------------
Food - Meat Products (0.46%)
Tyson Foods Inc                                                       65,500                   938,615
                                                                                     ------------------

Food - Retail (0.53%)
Albertson's Inc                                                        5,800                   145,870
Kroger Co/The (a)                                                     51,000                   938,400
                                                                                     ------------------
                                                                                             1,084,270
                                                                                     ------------------
Gold Mining (0.42%)
Newmont Mining Corp                                                   14,100                   871,380
                                                                                     ------------------

Health Care Cost Containment (0.67%)
McKesson Corp                                                         25,900                 1,372,700
                                                                                     ------------------


Hospital Beds & Equipment (0.04%)
Kinetic Concepts Inc (a)                                               2,300                    83,237
                                                                                     ------------------

Hotels & Motels (0.60%)
Choice Hotels International Inc                                       16,300                   774,739
Starwood Hotels & Resorts Worldwide Inc                                7,500                   456,075
                                                                                     ------------------
                                                                                             1,230,814
                                                                                     ------------------
Industrial Automation & Robots (0.09%)
Rockwell Automation Inc                                                2,700                   178,389
                                                                                     ------------------

Instruments - Scientific (0.22%)
Fisher Scientific International Inc (a)                                6,900                   461,403
                                                                                     ------------------

Internet Security (0.13%)
Symantec Corp (a)                                                     14,600                   268,348
                                                                                     ------------------

Investment Management & Advisory Services (0.08%)
Franklin Resources Inc                                                 1,700                   167,450
                                                                                     ------------------

Life & Health Insurance (0.08%)
Cigna Corp                                                             1,300                   158,080
                                                                                     ------------------

Machinery - Construction & Mining (0.28%)
Caterpillar Inc                                                        8,540                   579,866
                                                                                     ------------------

Medical - Biomedical/Gene (2.66%)
Amgen Inc (a)                                                         47,572                 3,467,523
Genentech Inc (a)                                                      9,200                   790,464
Genzyme Corp (a)                                                      17,000                 1,205,980
                                                                                     ------------------
                                                                                             5,463,967
                                                                                     ------------------
Medical - Drugs (5.55%)
Abbott Laboratories                                                   28,604                 1,234,263
Allergan Inc                                                           2,800                   325,920
Eisai Co Ltd ADR                                                      12,000                   513,000
Eli Lilly & Co                                                        22,682                 1,284,255
Merck & Co Inc                                                        54,600                 1,883,700
Pfizer Inc                                                           142,420                 3,657,345
Sanofi-Aventis ADR                                                    21,400                   984,400
Schering-Plough Corp                                                  61,900                 1,185,385
Wyeth                                                                  7,600                   351,500
                                                                                     ------------------
                                                                                            11,419,768
                                                                                     ------------------
Medical - HMO (0.59%)
WellPoint Inc (a)                                                     15,700                 1,205,760
                                                                                     ------------------

Medical - Hospitals (0.06%)
HCA Inc                                                                2,700                   132,516
                                                                                     ------------------

Medical - Wholesale Drug Distribution (0.67%)
AmerisourceBergen Corp                                                31,600                 1,379,024
                                                                                     ------------------

Medical Instruments (1.55%)
Guidant Corp                                                           4,400                   323,840
Medtronic Inc                                                         37,100                 2,095,037
St Jude Medical Inc (a)                                               15,600                   766,428
                                                                                     ------------------
                                                                                             3,185,305
                                                                                     ------------------

Medical Products (1.72%)
Baxter International Inc                                               8,100                   298,485
Johnson & Johnson                                                     56,400                 3,245,256
                                                                                     ------------------
                                                                                             3,543,741
                                                                                     ------------------
Metal - Copper (0.37%)
Southern Copper Corp (b)                                               8,800                   766,480
                                                                                     ------------------

Metal - Diversified (0.27%)
Rio Tinto PLC ADR                                                      2,700                   553,527
                                                                                     ------------------

Multi-line Insurance (3.54%)
ACE Ltd                                                               15,500                   848,625
American International Group Inc                                      28,786                 1,884,332
Genworth Financial Inc                                                34,100                 1,117,116
Loews Corp                                                            13,700                 1,352,053
Metlife Inc                                                           41,300                 2,071,608
                                                                                     ------------------
                                                                                             7,273,734
                                                                                     ------------------
Multimedia (2.62%)
McGraw-Hill Cos Inc/The                                                7,700                   393,008
Time Warner Inc                                                      183,294                 3,213,144
Viacom Inc (a)                                                        43,157                 1,790,152
                                                                                     ------------------
                                                                                             5,396,304
                                                                                     ------------------
Networking Products (0.69%)
Cisco Systems Inc (a)                                                 76,540                 1,421,348
                                                                                     ------------------

Non-hazardous Waste Disposal (0.39%)
Republic Services Inc                                                  7,600                   287,660
Waste Management Inc                                                  16,600                   524,228
                                                                                     ------------------
                                                                                               811,888
                                                                                     ------------------
Oil - Field Services (1.05%)
Halliburton Co                                                        18,400                 1,463,720
Schlumberger Ltd                                                       5,500                   700,975
                                                                                     ------------------
                                                                                             2,164,695
                                                                                     ------------------
Oil & Gas Drilling (0.35%)
Helmerich & Payne Inc                                                  7,100                   556,356
Transocean Inc (a)                                                     2,100                   170,415
                                                                                     ------------------
                                                                                               726,771
                                                                                     ------------------
Oil Company - Exploration & Production (3.68%)
Anadarko Petroleum Corp                                               14,700                 1,584,954
Apache Corp                                                            6,700                   506,051
Burlington Resources Inc                                              18,300                 1,670,058
Devon Energy Corp                                                     23,500                 1,602,935
EOG Resources Inc                                                     12,900                 1,090,566
Noble Energy Inc                                                      24,100                 1,115,348
                                                                                     ------------------
                                                                                             7,569,912
                                                                                     ------------------
Oil Company - Integrated (4.62%)
Chevron Corp                                                          23,800                 1,413,244
ConocoPhillips                                                        37,300                 2,413,310
Exxon Mobil Corp                                                      83,349                 5,230,150
Occidental Petroleum Corp                                              4,500                   439,695
                                                                                     ------------------
                                                                                             9,496,399
                                                                                     ------------------
Oil Field Machinery & Equipment (0.46%)
National Oilwell Varco Inc (a)                                        12,400                   943,268
                                                                                     ------------------


Oil Refining & Marketing (0.71%)
Sunoco Inc                                                            15,300                 1,456,560
                                                                                     ------------------

Pharmacy Services (0.90%)
Caremark Rx Inc (a)                                                    9,300                   458,490
Express Scripts Inc (a)                                               15,300                 1,396,737
                                                                                     ------------------
                                                                                             1,855,227
                                                                                     ------------------
Photo Equipment & Supplies (0.12%)
Eastman Kodak Co (b)                                                   9,700                   243,470
                                                                                     ------------------

Pipelines (0.27%)
Equitable Resources Inc                                               15,300                   564,570
                                                                                     ------------------

Property & Casualty Insurance (1.10%)
Chubb Corp                                                            14,600                 1,377,510
St Paul Travelers Cos Inc/The                                         19,671                   892,670
                                                                                     ------------------
                                                                                             2,270,180
                                                                                     ------------------
Regional Banks (5.38%)
Bank of America Corp                                                 114,492                 5,063,981
PNC Financial Services Group Inc                                       8,600                   557,796
US Bancorp                                                            47,700                 1,426,707
Wachovia Corp                                                         41,200                 2,258,996
Wells Fargo & Co                                                      28,100                 1,752,316
                                                                                     ------------------
                                                                                            11,059,796
                                                                                     ------------------
REITS - Warehouse & Industrial (0.50%)
Prologis                                                              20,100                 1,029,522
                                                                                     ------------------

Retail - Apparel & Shoe (0.38%)
Nordstrom Inc                                                          3,600                   150,192
Payless Shoesource Inc (a)                                            26,000                   633,360
                                                                                     ------------------
                                                                                               783,552
                                                                                     ------------------
Retail - Automobile (0.57%)
Autonation Inc (a)                                                    52,400                 1,167,996
                                                                                     ------------------

Retail - Building Products (0.43%)
Home Depot Inc                                                         3,500                   141,925
Lowe's Cos Inc                                                        11,700                   743,535
                                                                                     ------------------
                                                                                               885,460
                                                                                     ------------------
Retail - Consumer Electronics (0.73%)
Circuit City Stores Inc                                               59,624                 1,503,121
                                                                                     ------------------

Retail - Discount (0.89%)
Target Corp                                                           10,600                   580,350
Wal-Mart Stores Inc                                                   27,200                 1,254,192
                                                                                     ------------------
                                                                                             1,834,542
                                                                                     ------------------
Retail - Drug Store (0.05%)
Walgreen Co                                                            2,200                    95,216
                                                                                     ------------------

Retail - Regional Department Store (0.46%)
Dillard's Inc                                                          9,700                   251,230
Kohl's Corp (a)                                                       15,500                   688,045
                                                                                     ------------------
                                                                                               939,275
                                                                                     ------------------
Retail - Restaurants (0.77%)
Darden Restaurants Inc                                                11,500                   467,590

Yum! Brands Inc                                                       22,400                 1,108,128
                                                                                     ------------------
                                                                                             1,575,718
                                                                                     ------------------
Savings & Loans - Thrifts (1.24%)
Golden West Financial Corp                                            12,900                   910,998
Washington Mutual Inc                                                 38,900                 1,646,248
                                                                                     ------------------
                                                                                             2,557,246
                                                                                     ------------------
Semiconductor Component - Integrated Circuits (0.15%)
Analog Devices Inc                                                     7,800                   310,206
                                                                                     ------------------

Steel - Producers (0.54%)
Nucor Corp                                                            13,200                 1,111,836
                                                                                     ------------------

Telecommunication Equipment - Fiber Optics (0.68%)
Corning Inc (a)                                                       57,500                 1,400,125
                                                                                     ------------------

Telecommunication Services (0.15%)
Amdocs Ltd (a)                                                         9,600                   309,120
                                                                                     ------------------

Telephone - Integrated (2.39%)
AT&T Inc                                                              18,400                   477,480
CenturyTel Inc                                                        31,500                 1,048,950
Sprint Nextel Corp                                                    78,151                 1,788,876
Telephone & Data Systems Inc - Special Shares                          3,100                   105,710
Telephone & Data Systems Inc                                           3,100                   111,073
Verizon Communications Inc                                            43,600                 1,380,376
                                                                                     ------------------
                                                                                             4,912,465
                                                                                     ------------------
Television (0.62%)
CBS Corp                                                              43,157                 1,127,692
Univision Communications Inc (a)                                       4,700                   149,648
                                                                                     ------------------
                                                                                             1,277,340
                                                                                     ------------------
Tobacco (2.09%)
Altria Group Inc                                                      59,500                 4,304,230
                                                                                     ------------------

Tools - Hand Held (0.13%)
Black & Decker Corp                                                    3,100                   267,530
                                                                                     ------------------

Transport - Equipment & Leasing (0.06%)
GATX Corp                                                              3,100                   123,101
                                                                                     ------------------

Transport - Rail (0.93%)
CSX Corp                                                               7,700                   412,181
Norfolk Southern Corp                                                 29,900                 1,490,216
                                                                                     ------------------
                                                                                             1,902,397
                                                                                     ------------------
Transport - Truck (0.08%)
JB Hunt Transport Services Inc                                         7,100                   168,980
                                                                                     ------------------

Web Portals (1.84%)
Google Inc (a)                                                         4,750                 2,057,938
Yahoo! Inc (a)                                                        50,000                 1,717,000
                                                                                     ------------------
                                                                                             3,774,938
                                                                                     ------------------
Wireless Equipment (1.18%)
Motorola Inc                                                          77,800                 1,766,838
Qualcomm Inc                                                          13,700                   657,052
                                                                                     ------------------
                                                                                             2,423,890
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $      205,008,132
                                                                                     ------------------

                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
REPURCHASE AGREEMENTS (0.81%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006 (collateralized by
Federal Home Loan Bank ARM;                                        1,669,204                 1,669,000
$1,706,636; 12/1/2035)  (c)
                                                                                     ------------------

TOTAL REPURCHASE AGREEMENTS                                                         $        1,669,000
                                                                                     ------------------
Total Investments                                                                   $      206,677,132
Liabilities in Excess of Other Assets, Net - (0.47)%                                         (976,182)
                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                          $      205,700,950
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $       32,074,379
Unrealized Depreciation                             (11,176,740)
                                               ------------------
Net Unrealized Appreciation (Depreciation)            20,897,639
Cost for federal income tax purposes                 185,779,493


                            SCHEDULE OF FUTURES CONTRACTS
                                                                    Current               Unrealized
                                     Number of     Original          Market              Appreciation/
Type                                 Contracts       Value           Value              (Depreciation)
---------------------------------------------------------------------------------------------------------
Buy:
S&P 500 eMini; March 2006                9            $577,206        $577,620             $415

Portfolio Summary (unaudited)
------------------------------------------------------------------------
Sector                                                          Percent
------------------------------------------------------------------------
Consumer, Non-cyclical                                           23.32%
Financial                                                        21.55%
Industrial                                                       11.45%
Communications                                                   11.27%
Energy                                                           11.14%
Technology                                                       10.36%
Consumer, Cyclical                                                5.91%
Basic Materials                                                   2.74%
Utilities                                                         2.73%
Liabilities in Excess of Other Assets, Net                     (-0.47%)
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================

Other Assets Summary (unaudited)
--------------------------------------------------------------
Asset Type                                            Percent
--------------------------------------------------------------
Futures                                                 0.28%


Schedule of Investments
January 31, 2006 (unaudited)
Partners LargeCap Growth Fund
                                                              Shares
                                                               Held                        Value
                                                       ------------------------------------------------
COMMON STOCKS (97.14%)
Advertising Services (0.12%)
Getty Images Inc (a)                                                   5,200        $          424,580
                                                                                     ------------------

Aerospace & Defense (0.64%)
Lockheed Martin Corp                                                  30,200                 2,043,030
Rockwell Collins Inc                                                   5,300                   248,676
                                                                                     ------------------
                                                                                             2,291,706
                                                                                     ------------------
Aerospace & Defense Equipment (0.33%)
Goodrich Corp                                                         30,400                 1,196,848
                                                                                     ------------------

Airlines (0.18%)
AMR Corp (a)(b)                                                       29,100                   660,570
                                                                                     ------------------

Apparel Manufacturers (0.24%)
Coach Inc (a)                                                         14,400                   517,680
Columbia Sportswear Co (a)(b)                                          6,700                   346,055
                                                                                     ------------------
                                                                                               863,735
                                                                                     ------------------
Appliances (0.05%)
Maytag Corp (b)                                                       10,100                   173,922
                                                                                     ------------------

Applications Software (0.08%)
Microsoft Corp                                                        10,500                   295,575
                                                                                     ------------------

Athletic Footwear (0.09%)
Nike Inc                                                               4,100                   331,895
                                                                                     ------------------

Auto - Medium & Heavy Duty Trucks (0.23%)
Oshkosh Truck Corp                                                    17,100                   843,201
                                                                                     ------------------

Auto/Truck Parts & Equipment - Original (0.11%)
Johnson Controls Inc                                                   5,800                   401,592
                                                                                     ------------------

Beverages - Non-alcoholic (1.19%)
PepsiCo Inc                                                           74,700                 4,271,346
                                                                                     ------------------

Building - Residential & Commercial (0.79%)
DR Horton Inc                                                         37,500                 1,399,500
KB Home                                                               10,600                   807,720
Lennar Corp                                                            4,000                   250,240
Ryland Group Inc                                                       5,200                   376,272
                                                                                     ------------------
                                                                                             2,833,732
                                                                                     ------------------
Building Products - Cement & Aggregate (0.17%)
Martin Marietta Materials Inc                                          7,400                   627,372
                                                                                     ------------------

Cable TV (0.16%)
Cablevision Systems Corp (a)                                          23,000                   565,800
                                                                                     ------------------

Cellular Telecommunications (0.74%)
Nextel Partners Inc (a)(b)                                            55,400                 1,550,646

NII Holdings Inc (a)                                                  22,500                 1,112,850
                                                                                     ------------------
                                                                                             2,663,496
                                                                                     ------------------
Coal (0.11%)
Consol Energy Inc                                                      5,200                   379,080
                                                                                     ------------------

Commercial Services (0.22%)
Alliance Data Systems Corp (a)                                        14,400                   608,400
Iron Mountain Inc (a)(b)                                               4,400                   183,392
                                                                                     ------------------
                                                                                               791,792
                                                                                     ------------------
Commercial Services - Finance (0.43%)
Moody's Corp                                                           8,500                   538,220
Paychex Inc                                                           27,400                   995,990
                                                                                     ------------------
                                                                                             1,534,210
                                                                                     ------------------
Computer Aided Design (0.22%)
Autodesk Inc                                                          19,500                   791,505
                                                                                     ------------------

Computer Services (0.40%)
Affiliated Computer Services Inc (a)                                  15,900                   995,340
Anteon International Corp (a)                                          2,000                   110,300
Cognizant Technology Solutions Corp (a)                                6,100                   319,457
                                                                                     ------------------
                                                                                             1,425,097
                                                                                     ------------------
Computers (5.20%)
Apple Computer Inc (a)                                                30,200                 2,280,402
Dell Inc (a)                                                         418,400                12,263,304
International Business Machines Corp                                  51,700                 4,203,210
                                                                                     ------------------
                                                                                            18,746,916
                                                                                     ------------------
Computers  -Memory Devices (0.29%)
Western Digital Corp (a)                                              48,400                 1,058,024
                                                                                     ------------------

Computers - Peripheral Equipment (0.25%)
Lexmark International Inc (a)                                         18,800                   913,116
                                                                                     ------------------

Cosmetics & Toiletries (0.59%)
Procter & Gamble Co                                                   36,100                 2,138,203
                                                                                     ------------------

Data Processing & Management (1.89%)
First Data Corp                                                      113,900                 5,136,890
Fiserv Inc (a)                                                        20,800                   914,784
Global Payments Inc                                                    8,600                   437,998
Total System Services Inc                                             15,600                   306,228
                                                                                     ------------------
                                                                                             6,795,900
                                                                                     ------------------
Distribution & Wholesale (0.25%)
Fastenal Co                                                            4,700                   179,305
Ingram Micro Inc (a)                                                  27,500                   532,125
WW Grainger Inc                                                        2,900                   205,697
                                                                                     ------------------
                                                                                               917,127
                                                                                     ------------------
Diversified Manufacturing Operations (0.32%)
General Electric Co                                                   35,000                 1,146,250
                                                                                     ------------------

Drug Delivery Systems (0.16%)
Hospira Inc (a)                                                       12,900                   577,275
                                                                                     ------------------

E-Commerce - Services (0.12%)
eBay Inc (a)                                                           9,900                   426,690
                                                                                     ------------------


Electric - Integrated (0.24%)
TXU Corp                                                              17,200                   871,008
                                                                                     ------------------

Electronic Components - Semiconductors (8.12%)
Broadcom Corp (a)                                                      9,600                   654,720
Intel Corp                                                           715,800                15,225,066
International Rectifier Corp (a)                                      13,600                   494,632
Intersil Corp                                                         11,600                   337,096
National Semiconductor Corp                                           19,800                   558,558
Nvidia Corp (a)                                                       36,400                 1,636,544
Texas Instruments Inc                                                353,500                10,332,805
                                                                                     ------------------
                                                                                            29,239,421
                                                                                     ------------------
Electronic Forms (0.19%)
Adobe Systems Inc                                                     17,100                   679,212
                                                                                     ------------------

Electronic Measurement Instruments (0.67%)
Agilent Technologies Inc (a)                                          70,700                 2,397,437
                                                                                     ------------------

Engineering - Research & Development Services (0.22%)
Jacobs Engineering Group Inc (a)(b)                                    9,700                   808,689
                                                                                     ------------------

Environmental Monitoring & Detection (0.02%)
Mine Safety Appliances Co                                              1,700                    67,711
                                                                                     ------------------

Fiduciary Banks (0.09%)
Mellon Financial Corp                                                  8,900                   313,903
                                                                                     ------------------

Finance - Investment Banker & Broker (1.60%)
Charles Schwab Corp/The                                              306,900                 4,539,051
Goldman Sachs Group Inc                                                2,000                   282,500
TD Ameritrade Holding Corp                                            45,700                   924,968
                                                                                     ------------------
                                                                                             5,746,519
                                                                                     ------------------
Finance - Mortgage Loan/Banker (1.47%)
Fannie Mae                                                            91,200                 5,284,128
                                                                                     ------------------

Financial Guarantee Insurance (0.41%)
AMBAC Financial Group Inc                                             15,500                 1,190,555
Radian Group Inc                                                       5,200                   297,596
                                                                                     ------------------
                                                                                             1,488,151
                                                                                     ------------------
Food - Retail (0.41%)
Kroger Co/The (a)                                                     78,400                 1,442,560
Weis Markets Inc                                                         400                    16,780
                                                                                     ------------------
                                                                                             1,459,340
                                                                                     ------------------
Health Care Cost Containment (1.10%)
McKesson Corp                                                         74,600                 3,953,800
                                                                                     ------------------

Hotels & Motels (0.32%)
Marriott International Inc                                            11,300                   753,032
Starwood Hotels & Resorts Worldwide Inc                                6,300                   383,103
                                                                                     ------------------
                                                                                             1,136,135
                                                                                     ------------------
Human Resources (0.10%)
Robert Half International Inc                                          9,700                   354,341
                                                                                     ------------------

Insurance Brokers (0.24%)
Marsh & McLennan Cos Inc                                              28,400                   863,076
                                                                                     ------------------


Internet Content - Information & News (0.23%)
CNET Networks Inc (a)                                                 56,100                   842,622
                                                                                     ------------------

Investment Management & Advisory Services (0.42%)
Eaton Vance Corp                                                      13,500                   389,070
Franklin Resources Inc                                                 2,000                   197,000
Legg Mason Inc                                                         7,100                   920,870
                                                                                     ------------------
                                                                                             1,506,940
                                                                                     ------------------
Life & Health Insurance (1.05%)
Aflac Inc                                                             80,700                 3,788,865
                                                                                     ------------------

Machinery - Construction & Mining (1.75%)
Caterpillar Inc                                                       85,700                 5,819,030
Joy Global Inc                                                         9,300                   502,572
                                                                                     ------------------
                                                                                             6,321,602
                                                                                     ------------------
Medical  - Outpatient & Home Medical Care (0.46%)
Lincare Holdings Inc (a)                                              39,600                 1,673,496
                                                                                     ------------------

Medical - Biomedical/Gene (1.27%)
Amgen Inc (a)                                                         26,800                 1,953,452
Genentech Inc (a)                                                     25,500                 2,190,960
Invitrogen Corp (a)                                                    4,300                   296,184
Millipore Corp (a)                                                     2,200                   151,316
                                                                                     ------------------
                                                                                             4,591,912
                                                                                     ------------------
Medical - Drugs (7.63%)
Allergan Inc                                                          19,400                 2,258,160
American Pharmaceutical Partners Inc (a)(b)                           20,600                   688,452
Forest Laboratories Inc (a)                                           61,800                 2,860,104
Merck & Co Inc                                                       325,900                11,243,550
Pfizer Inc                                                           322,000                 8,268,960
Wyeth                                                                 46,900                 2,169,125
                                                                                     ------------------
                                                                                            27,488,351
                                                                                     ------------------
Medical - Generic Drugs (0.38%)
Barr Pharmaceuticals Inc (a)                                          20,800                 1,364,064
                                                                                     ------------------

Medical - HMO (7.16%)
Aetna Inc                                                             42,600                 4,123,680
Coventry Health Care Inc (a)                                           4,100                   244,237
Health Net Inc (a)                                                    28,500                 1,407,045
Humana Inc (a)                                                         8,600                   479,622
UnitedHealth Group Inc                                               328,700                19,531,354
                                                                                     ------------------
                                                                                            25,785,938
                                                                                     ------------------
Medical - Hospitals (0.87%)
HCA Inc                                                               55,200                 2,709,216
Universal Health Services Inc                                          9,100                   432,341
                                                                                     ------------------
                                                                                             3,141,557
                                                                                     ------------------
Medical - Wholesale Drug Distribution (1.81%)
AmerisourceBergen Corp                                                16,200                   706,968
Cardinal Health Inc                                                   80,600                 5,806,424
                                                                                     ------------------
                                                                                             6,513,392
                                                                                     ------------------
Medical Information Systems (0.38%)
Cerner Corp (a)(b)                                                    30,600                 1,377,000
                                                                                     ------------------

Medical Instruments (0.65%)
Kyphon Inc (a)                                                         3,500                   145,495
Medtronic Inc                                                          9,100                   513,877

St Jude Medical Inc (a)                                               31,200                 1,532,856
Techne Corp (a)                                                        2,500                   142,125
                                                                                     ------------------
                                                                                             2,334,353
                                                                                     ------------------
Medical Products (0.93%)
Johnson & Johnson                                                     19,900                 1,145,046
Mentor Corp                                                            4,100                   184,500
Stryker Corp                                                          40,500                 2,020,950
                                                                                     ------------------
                                                                                             3,350,496
                                                                                     ------------------
Metal Processors & Fabrication (0.16%)
Precision Castparts Corp                                               5,600                   279,720
Timken Co (b)                                                          8,700                   314,679
                                                                                     ------------------
                                                                                               594,399
                                                                                     ------------------
Motorcycle/Motor Scooter (0.55%)
Harley-Davidson Inc                                                   37,100                 1,985,963
                                                                                     ------------------

Multi-line Insurance (1.11%)
American International Group Inc                                      60,900                 3,986,514
                                                                                     ------------------

Multimedia (0.21%)
McGraw-Hill Cos Inc/The                                               14,700                   750,288
                                                                                     ------------------

Office Furnishings - Original (0.17%)
Herman Miller Inc                                                      6,800                   206,040
HNI Corp                                                               7,100                   409,670
                                                                                     ------------------
                                                                                               615,710
                                                                                     ------------------
Oil - Field Services (1.45%)
Baker Hughes Inc                                                      24,300                 1,881,792
BJ Services Co                                                        19,700                   797,653
Halliburton Co                                                        24,400                 1,941,020
Smith International Inc                                               13,000                   585,000
                                                                                     ------------------
                                                                                             5,205,465
                                                                                     ------------------
Oil & Gas Drilling (0.60%)
Helmerich & Payne Inc                                                  9,700                   760,092
Patterson-UTI Energy Inc                                              37,200                 1,399,464
                                                                                     ------------------
                                                                                             2,159,556
                                                                                     ------------------
Oil Company - Exploration & Production (2.36%)
Burlington Resources Inc                                              35,700                 3,257,982
EOG Resources Inc                                                     57,500                 4,861,050
Unit Corp (a)                                                          6,400                   382,080
                                                                                     ------------------
                                                                                             8,501,112
                                                                                     ------------------
Oil Company - Integrated (0.06%)
Exxon Mobil Corp                                                       3,600                   225,900
                                                                                     ------------------

Oil Field Machinery & Equipment (0.39%)
Cooper Cameron Corp (a)                                               13,600                   658,104
Grant Prideco Inc (a)                                                 14,800                   741,332
                                                                                     ------------------
                                                                                             1,399,436
                                                                                     ------------------
Oil Refining & Marketing (0.56%)
Frontier Oil Corp                                                     13,000                   616,070
Sunoco Inc                                                             9,300                   885,360
Tesoro Corp                                                            3,300                   239,151
Valero Energy Corp                                                     4,500                   280,935
                                                                                     ------------------
                                                                                             2,021,516
                                                                                     ------------------
Pharmacy Services (2.31%)
Caremark Rx Inc (a)                                                    7,000                   345,100
Express Scripts Inc (a)                                               63,800                 5,824,302
Medco Health Solutions Inc (a)                                        25,000                 1,352,500
Omnicare Inc                                                          16,000                   795,200
                                                                                     ------------------
                                                                                             8,317,102
                                                                                     ------------------
Pipelines (0.89%)
Kinder Morgan Inc                                                     28,900                 2,781,625
Questar Corp                                                           5,000                   407,400
                                                                                     ------------------
                                                                                             3,189,025
                                                                                     ------------------
Power Converter & Supply Equipment (0.17%)
American Power Conversion Corp                                        26,200                   620,940
                                                                                     ------------------

Property & Casualty Insurance (0.15%)
Progressive Corp/The                                                   3,000                   315,120
WR Berkley Corp                                                        4,700                   232,180
                                                                                     ------------------
                                                                                               547,300
                                                                                     ------------------
Real Estate Magagement & Services (0.12%)
CB Richard Ellis Group Inc (a)                                         6,600                   416,592
                                                                                     ------------------

REITS - Regional Malls (0.06%)
Simon Property Group Inc                                               2,500                   207,100
                                                                                     ------------------

Rental - Auto & Equipment (0.18%)
Rent-A-Center Inc (a)                                                 30,900                   633,450
                                                                                     ------------------

Research & Development (0.37%)
Pharmaceutical Product Development Inc                                19,300                 1,335,174
                                                                                     ------------------

Respiratory Products (0.06%)
Respironics Inc (a)                                                    5,900                   212,577
                                                                                     ------------------

Retail - Apparel & Shoe (1.27%)
Abercrombie & Fitch Co                                                 2,100                   139,419
Bebe Stores Inc (b)                                                   45,100                   910,118
Chico's FAS Inc (a)                                                   30,600                 1,332,936
Nordstrom Inc                                                         52,900                 2,206,988
                                                                                     ------------------
                                                                                             4,589,461
                                                                                     ------------------
Retail - Auto Parts (0.90%)
Advance Auto Parts Inc                                                35,100                 1,529,307
Autozone Inc (a)                                                      10,000                   977,500
O'Reilly Automotive Inc (a)                                           22,900                   751,578
                                                                                     ------------------
                                                                                             3,258,385
                                                                                     ------------------
Retail - Automobile (0.06%)
Copart Inc (a)(b)                                                      8,100                   204,039
                                                                                     ------------------

Retail - Bedding (0.71%)
Bed Bath & Beyond Inc (a)                                             68,400                 2,558,844
                                                                                     ------------------

Retail - Building Products (7.35%)
Home Depot Inc                                                       420,400                17,047,220
Lowe's Cos Inc                                                       148,100                 9,411,755
                                                                                     ------------------
                                                                                            26,458,975
                                                                                     ------------------
Retail - Discount (5.12%)
Dollar General Corp                                                   61,200                 1,034,280
Dollar Tree Stores Inc (a)                                            34,900                   865,171
Target Corp                                                           22,200                 1,215,450
TJX Cos Inc                                                           72,600                 1,853,478

Wal-Mart Stores Inc                                                  292,200                13,473,342
                                                                                     ------------------
                                                                                            18,441,721
                                                                                     ------------------
Retail - Drug Store (0.41%)
Walgreen Co                                                           34,300                 1,484,504
                                                                                     ------------------

Retail - Major Department Store (0.06%)
JC Penney Co Inc                                                       3,900                   217,620
                                                                                     ------------------

Retail - Restaurants (1.54%)
Applebees International Inc                                           24,700                   592,059
Brinker International Inc                                             14,600                   594,220
Darden Restaurants Inc                                                28,700                 1,166,942
Outback Steakhouse Inc                                                11,600                   536,268
Panera Bread Co (a)                                                    4,200                   286,020
Sonic Corp (a)                                                        20,000                   579,000
Wendy's International Inc                                             30,400                 1,792,080
                                                                                     ------------------
                                                                                             5,546,589
                                                                                     ------------------
Semiconductor Component - Integrated Circuits (0.06%)
Emulex Corp (a)                                                       10,800                   198,180
                                                                                     ------------------

Semiconductor Equipment (0.22%)
Applied Materials Inc                                                 42,400                   807,720
                                                                                     ------------------

Telecommunication Equipment (0.53%)
Adtran Inc                                                             9,800                   287,434
Comverse Technology Inc (a)                                            8,900                   243,771
Harris Corp                                                           29,700                 1,378,971
                                                                                     ------------------
                                                                                             1,910,176
                                                                                     ------------------
Telecommunication Equipment - Fiber Optics (0.36%)
Corning Inc (a)                                                       53,100                 1,292,985
                                                                                     ------------------

Textile - Home Furnishings (0.34%)
Mohawk Industries Inc (a)                                             14,600                 1,241,584
                                                                                     ------------------

Therapeutics (0.34%)
Gilead Sciences Inc (a)                                               20,400                 1,241,748
                                                                                     ------------------

Tobacco (5.20%)
Altria Group Inc                                                     259,100                18,743,294
                                                                                     ------------------

Tools - Hand Held (0.17%)
Black & Decker Corp                                                    7,100                   612,730
                                                                                     ------------------

Transport - Services (0.40%)
CH Robinson Worldwide Inc                                             18,700                   756,602
Expeditors International Washington Inc                                2,300                   169,142
FedEx Corp                                                             5,200                   525,980
                                                                                     ------------------
                                                                                             1,451,724
                                                                                     ------------------
Transport - Truck (0.09%)
CNF Inc                                                                2,600                   133,250
Landstar System Inc                                                    4,700                   198,810
                                                                                     ------------------
                                                                                               332,060
                                                                                     ------------------
Web Portals (1.38%)
Google Inc (a)                                                         9,100                 3,942,575
Yahoo! Inc (a)                                                        29,700                 1,019,898
                                                                                     ------------------
                                                                                             4,962,473
                                                                                     ------------------

Wireless Equipment (2.94%)
Motorola Inc                                                         396,000                 8,993,160
Qualcomm Inc                                                          33,400                 1,601,864
                                                                                     ------------------
                                                                                            10,595,024
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $      349,904,969
                                                                                     ------------------
                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.17%)
U.S. Treasury Bill(0.17%)
3.71%, 3/23/2006 (c)                                                 600,000                   596,533
                                                                                     ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                               $          596,533
                                                                                     ------------------
REPURCHASE AGREEMENTS (1.19%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing
2/1/2006 (collateralized by Federal Home Loan Bank ARM;            4,287,523                 4,287,000
$4,383,673; 12/1/2035)  (d)
                                                                                     ------------------

TOTAL REPURCHASE AGREEMENTS                                                         $        4,287,000
                                                                                     ------------------
Total Investments                                                                   $      354,788,502
Other Assets in Excess of Liabilities, Net - 1.50%                                           5,412,910
                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                          $      360,201,412
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $596,533 or 0.17% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $       32,455,267
Unrealized Depreciation                                      (14,313,528)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                     18,141,739
Cost for federal income tax purposes                          336,646,763


                       SCHEDULE OF FUTURES CONTRACTS
                                                                           Current               Unrealized
                                Number of               Original            Market              Appreciation/
Type                            Contracts                 Value             Value              (Depreciation)
----------------------------------------------------------------------------------------------------------------
Buy:
S&P 500; March 2006                17                  $5,480,301        $5,455,300               $(25,001)

Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Sector                                                           Percent
-------------------------------------------------------------------------
Consumer, Non-cyclical                                            33.82%
Consumer, Cyclical                                                20.76%
Technology                                                        17.30%
Financial                                                          7.89%
Communications                                                     6.78%
Energy                                                             6.41%
Industrial                                                         5.13%
Utilities                                                          0.24%
Government                                                         0.17%
Other Assets in Excess of Liabilities, Net                         1.50%
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================

Other Assets Summary (unaudited)
------------------------------------------------------------------
Asset Type                                                Percent
------------------------------------------------------------------
Futures                                                     1.51%


Schedule of Investments
January 31, 2006 (unaudited)
Partners LargeCap Growth Fund I
                                                              Shares
                                                               Held                        Value
                                                       ------------------------------------------------
COMMON STOCKS (95.80%)
Advertising Sales (1.43%)
Lamar Advertising Co (a)(b)                                          322,200        $       14,795,424
                                                                                     ------------------

Aerospace & Defense (1.07%)
General Dynamics Corp                                                 95,400                11,100,744
                                                                                     ------------------

Agricultural Chemicals (1.33%)
Monsanto Co                                                          162,300                13,732,203
                                                                                     ------------------

Airlines (1.62%)
Southwest Airlines Co                                              1,014,100                16,692,086
                                                                                     ------------------

Applications Software (4.98%)
Microsoft Corp                                                     1,522,200                42,849,930
Red Hat Inc (b)                                                      296,300                 8,577,885
                                                                                     ------------------
                                                                                            51,427,815
                                                                                     ------------------
Audio & Video Products (1.31%)
Harman International Industries Inc                                  123,300                13,563,000
                                                                                     ------------------

Cable TV (2.17%)
Rogers Communications Inc                                            508,300                22,436,362
                                                                                     ------------------

Casino Hotels (1.39%)
Wynn Resorts Ltd (a)(b)                                              222,600                14,375,508
                                                                                     ------------------

Casino Services (1.84%)
International Game Technology                                        532,200                19,042,116
                                                                                     ------------------

Computers (2.28%)
Dell Inc (b)                                                         802,000                23,506,620
                                                                                     ------------------

Computers  -Memory Devices (1.60%)
EMC Corp/Massachusetts (b)                                         1,233,000                16,522,200
                                                                                     ------------------

Consulting Services (1.93%)
Accenture Ltd                                                        631,400                19,908,042
                                                                                     ------------------

Cruise Lines (1.58%)
Carnival Corp                                                        316,200                16,366,512
                                                                                     ------------------

Data Processing & Management (2.26%)
Automatic Data Processing Inc                                        309,200                13,586,248
NAVTEQ Corp (b)                                                      217,800                 9,781,398
                                                                                     ------------------
                                                                                            23,367,646
                                                                                     ------------------
Diversified Manufacturing Operations (7.10%)
Danaher Corp                                                         448,100                25,380,384
General Electric Co                                                1,466,200                48,018,050
                                                                                     ------------------
                                                                                            73,398,434
                                                                                     ------------------
Electronic Components - Semiconductors (4.19%)
Intel Corp                                                           921,200                19,593,924

Xilinx Inc                                                           842,500                23,724,800
                                                                                     ------------------
                                                                                            43,318,724
                                                                                     ------------------
Electronic Measurement Instruments (1.10%)
Garmin Ltd (a)                                                       182,900                11,378,209
                                                                                     ------------------

Enterprise Software & Services (1.47%)
Oracle Corp (b)                                                    1,204,400                15,139,308
                                                                                     ------------------

Entertainment Software (0.51%)
Electronic Arts Inc (b)                                               96,700                 5,277,886
                                                                                     ------------------

Fiduciary Banks (2.85%)
State Street Corp                                                    487,300                29,462,158
                                                                                     ------------------

Finance - Consumer Loans (2.03%)
SLM Corp                                                             375,500                21,012,980
                                                                                     ------------------

Finance - Investment Banker & Broker (2.28%)
E*Trade Financial Corp (b)                                           364,300                 8,666,697
TD Ameritrade Holding Corp                                           736,800                14,912,832
                                                                                     ------------------
                                                                                            23,579,529
                                                                                     ------------------
Food - Wholesale & Distribution (1.62%)
Sysco Corp                                                           544,600                16,708,328
                                                                                     ------------------

Human Resources (0.18%)
Monster Worldwide Inc (b)                                             44,600                 1,902,636
                                                                                     ------------------

Investment Management & Advisory Services (2.29%)
Franklin Resources Inc                                               122,000                12,017,000
Legg Mason Inc                                                        90,000                11,673,000
                                                                                     ------------------
                                                                                            23,690,000
                                                                                     ------------------
Medical - Biomedical/Gene (3.14%)
Amgen Inc (b)                                                        239,400                17,449,866
Genentech Inc (b)                                                    175,000                15,036,000
                                                                                     ------------------
                                                                                            32,485,866
                                                                                     ------------------
Medical - Drugs (0.77%)
Sepracor Inc (a)(b)                                                  139,700                 7,950,327
                                                                                     ------------------

Medical - HMO (4.97%)
Humana Inc (b)                                                       252,500                14,081,925
UnitedHealth Group Inc                                               627,000                37,256,340
                                                                                     ------------------
                                                                                            51,338,265
                                                                                     ------------------
Medical - Wholesale Drug Distribution (1.16%)
Cardinal Health Inc                                                  166,800                12,016,272
                                                                                     ------------------

Medical Instruments (3.10%)
Medtronic Inc                                                        379,400                21,424,718
St Jude Medical Inc (b)                                              216,300                10,626,819
                                                                                     ------------------
                                                                                            32,051,537
                                                                                     ------------------
Multimedia (1.97%)
EW Scripps Co (a)                                                    210,200                10,161,068
Viacom Inc (b)                                                       246,800                10,237,264
                                                                                     ------------------
                                                                                            20,398,332
                                                                                     ------------------

Networking Products (1.75%)
Juniper Networks Inc (a)(b)                                          997,400                18,082,862
                                                                                     ------------------

Oil - Field Services (1.03%)
Schlumberger Ltd                                                      83,600                10,654,820
                                                                                     ------------------

Oil & Gas Drilling (1.07%)
Transocean Inc (b)                                                   136,700                11,093,205
                                                                                     ------------------

Pharmacy Services (1.40%)
Caremark Rx Inc (b)                                                  293,200                14,454,760
                                                                                     ------------------

Retail - Discount (3.15%)
Target Corp                                                          155,700                 8,524,575
Wal-Mart Stores Inc                                                  520,300                23,991,033
                                                                                     ------------------
                                                                                            32,515,608
                                                                                     ------------------
Retail - Drug Store (1.60%)
Walgreen Co                                                          382,300                16,545,944
                                                                                     ------------------

Retail - Pet Food & Supplies (0.86%)
Petsmart Inc                                                         355,800                 8,916,348
                                                                                     ------------------

Retail - Regional Department Store (1.74%)
Kohl's Corp (b)                                                      404,500                17,955,755
                                                                                     ------------------

Retail - Restaurants (0.65%)
Starbucks Corp (b)                                                   211,400                 6,701,380
                                                                                     ------------------

Schools (0.93%)
Apollo Group Inc (b)                                                 171,700                 9,558,539
                                                                                     ------------------

Semiconductor Component - Integrated Circuits (6.13%)
Analog Devices Inc                                                   697,100                27,723,667
Marvell Technology Group Ltd (b)                                     205,700                14,073,994
Maxim Integrated Products Inc                                        523,800                21,496,752
                                                                                     ------------------
                                                                                            63,294,413
                                                                                     ------------------
Telecommunication Equipment - Fiber Optics (1.51%)
Corning Inc (b)                                                      641,500                15,620,525
                                                                                     ------------------

Therapeutics (1.28%)
Gilead Sciences Inc (b)                                              216,700                13,190,529
                                                                                     ------------------

Web Portals (3.51%)
Google Inc (b)                                                        43,600                18,889,700
Yahoo! Inc (b)                                                       504,900                17,338,266
                                                                                     ------------------
                                                                                            36,227,966
                                                                                     ------------------
Wireless Equipment (1.67%)
American Tower Corp (b)                                              555,900                17,199,546
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $      989,957,269
                                                                                     ------------------

                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
REPURCHASE AGREEMENTS (3.87%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006 (collateralized by
Federal Home Loan Bank ARM;                                       39,945,871                39,941,000
$40,841,682; 12/1/2035)  (c)
                                                                                     ------------------

TOTAL REPURCHASE AGREEMENTS                                                         $       39,941,000
                                                                                     ------------------
Total Investments                                                                   $    1,029,898,269
Other Assets in Excess of Liabilities, Net - 0.33%                                           3,443,621
                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                          $    1,033,341,890
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security (c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          147,283,373
Unrealized Depreciation                         (30,505,887)
                                           ------------------
Net Unrealized Appreciation (Depreciation)       116,777,486
Cost for federal income tax purposes             913,120,783


Portfolio Summary (unaudited)
-------------------------------------------------------------
Sector                                               Percent
-------------------------------------------------------------
Technology                                            23.41%
Consumer, Non-cyclical                                20.47%
Consumer, Cyclical                                    15.74%
Communications                                        14.01%
Financial                                             13.32%
Industrial                                             9.28%
Energy                                                 2.11%
Basic Materials                                        1.33%
Other Assets in Excess of Liabilities, Net             0.33%
                                           ------------------
TOTAL NET ASSETS                                     100.00%
                                           ==================


Schedule of Investments
January 31, 2006 (unaudited)
Partners LargeCap Growth Fund II
                                                               Shares
                                                                Held                        Value
                                                        ------------------------------------------------
COMMON STOCKS (97.72%)
Advertising Services (0.38%)
Getty Images Inc (a)                                                   40,060        $        3,270,899
                                                                                      ------------------

Aerospace & Defense (0.82%)
Rockwell Collins Inc                                                  151,900                 7,127,148
                                                                                      ------------------

Aerospace & Defense Equipment (2.10%)
United Technologies Corp                                              312,000                18,211,440
                                                                                      ------------------

Agricultural Chemicals (2.29%)
Monsanto Co                                                           191,937                16,239,790
Potash Corp of Saskatchewan                                            39,900                 3,590,601
                                                                                      ------------------
                                                                                             19,830,391
                                                                                      ------------------
Agricultural Operations (1.45%)
Archer-Daniels-Midland Co                                             366,200                11,535,300
Delta & Pine Land Co                                                   44,710                 1,052,473
                                                                                      ------------------
                                                                                             12,587,773
                                                                                      ------------------
Apparel Manufacturers (1.32%)
Carter's Inc (a)                                                        6,400                   435,136
Guess ? Inc (a)                                                        10,800                   458,244
Phillips-Van Heusen                                                     6,191                   223,681
Polo Ralph Lauren Corp                                                182,500                10,336,800
                                                                                      ------------------
                                                                                             11,453,861
                                                                                      ------------------
Applications Software (5.48%)
Citrix Systems Inc (a)                                                187,000                 5,767,080
Microsoft Corp                                                      1,310,422                36,888,379
Red Hat Inc (a)                                                       167,500                 4,849,125
                                                                                      ------------------
                                                                                             47,504,584
                                                                                      ------------------
Beverages - Non-alcoholic (3.08%)
PepsiCo Inc                                                           467,000                26,703,060
                                                                                      ------------------

Commercial Services (0.05%)
Weight Watchers International Inc                                       8,735                   410,894
                                                                                      ------------------

Commercial Services - Finance (0.42%)
Paychex Inc                                                           100,800                 3,664,080
                                                                                      ------------------

Computer Services (1.47%)
DST Systems Inc (a)                                                    93,100                 5,275,046
Electronic Data Systems Corp                                          296,100                 7,458,759
                                                                                      ------------------
                                                                                             12,733,805
                                                                                      ------------------
Computers (2.39%)
Apple Computer Inc (a)                                                109,000                 8,230,590
Hewlett-Packard Co                                                    400,800                12,496,944
                                                                                      ------------------
                                                                                             20,727,534
                                                                                      ------------------
Computers  -Memory Devices (1.86%)
EMC Corp/Massachusetts (a)                                            690,400                 9,251,360
Seagate Technology                                                    263,200                 6,864,256
                                                                                      ------------------
                                                                                             16,115,616
                                                                                      ------------------

Consulting Services (0.91%)
Accenture Ltd                                                         249,588                 7,869,510
                                                                                      ------------------

Containers - Metal & Glass (0.77%)
Crown Holdings Inc (a)                                                356,700                 6,673,857
                                                                                      ------------------

Cosmetics & Toiletries (3.86%)
Procter & Gamble Co                                                   565,489                33,493,913
                                                                                      ------------------

Cruise Lines (0.80%)
Royal Caribbean Cruises Ltd                                           168,780                 6,903,102
                                                                                      ------------------

Diversified Manufacturing Operations (5.82%)
General Electric Co                                                 1,004,800                32,907,200
Textron Inc                                                           207,902                17,559,403
                                                                                      ------------------
                                                                                             50,466,603
                                                                                      ------------------
Electric Products - Miscellaneous (2.04%)
Emerson Electric Co                                                   228,600                17,705,070
                                                                                      ------------------

Electronic Components - Miscellaneous (0.89%)
Jabil Circuit Inc (a)                                                 192,100                 7,760,840
                                                                                      ------------------

Electronic Components - Semiconductors (3.65%)
Broadcom Corp (a)                                                     180,600                12,316,920
Freescale Semiconductor Inc - B Shares (a)                            453,800                11,458,450
National Semiconductor Corp                                           280,100                 7,901,621
                                                                                      ------------------
                                                                                             31,676,991
                                                                                      ------------------
Electronic Design Automation (0.20%)
Cadence Design Systems Inc (a)                                        100,600                 1,776,596
                                                                                      ------------------

Electronic Measurement Instruments (1.52%)
Agilent Technologies Inc (a)                                          387,400                13,136,734
                                                                                      ------------------

Enterprise Software & Services (0.64%)
BMC Software Inc (a)                                                  252,700                 5,584,670
                                                                                      ------------------

Entertainment Software (0.67%)
Electronic Arts Inc (a)                                               106,200                 5,796,396
                                                                                      ------------------

Fiduciary Banks (0.58%)
Northern Trust Corp                                                    96,321                 5,028,919
                                                                                      ------------------

Finance - Credit Card (1.92%)
American Express Co                                                   316,800                16,616,160
                                                                                      ------------------

Food - Miscellaneous/Diversified (1.07%)
General Mills Inc                                                     189,969                 9,234,393
                                                                                      ------------------

Investment Management & Advisory Services (0.87%)
Franklin Resources Inc                                                 76,700                 7,554,950
                                                                                      ------------------

Medical - Biomedical/Gene (3.39%)
Amgen Inc (a)                                                         223,892                16,319,488
Genentech Inc (a)                                                      36,900                 3,170,448
Genzyme Corp (a)                                                      139,100                 9,867,754
                                                                                      ------------------
                                                                                             29,357,690
                                                                                      ------------------

Medical - Drugs (2.96%)
Novartis AG ADR                                                       180,800                 9,972,928
Novo-Nordisk A/S ADR                                                   86,600                 4,833,146
Roche Holding AG ADR                                                  137,400                10,854,600
                                                                                      ------------------
                                                                                             25,660,674
                                                                                      ------------------
Medical - Generic Drugs (0.86%)
Barr Pharmaceuticals Inc (a)                                          113,600                 7,449,888
                                                                                      ------------------

Medical - HMO (1.14%)
UnitedHealth Group Inc                                                 35,200                 2,091,584
WellPoint Inc (a)                                                     101,300                 7,779,840
                                                                                      ------------------
                                                                                              9,871,424
                                                                                      ------------------
Medical Instruments (4.03%)
Edwards Lifesciences Corp (a)                                         144,526                 6,205,947
Medtronic Inc                                                         273,230                15,429,298
St Jude Medical Inc (a)                                               269,900                13,260,187
                                                                                      ------------------
                                                                                             34,895,432
                                                                                      ------------------
Medical Products (3.20%)
Baxter International Inc                                              210,800                 7,767,980
Becton Dickinson & Co                                                 235,906                15,286,709
Johnson & Johnson                                                      80,800                 4,649,232
                                                                                      ------------------
                                                                                             27,703,921
                                                                                      ------------------
Metal - Diversified (0.58%)
Freeport-McMoRan Copper & Gold Inc                                     78,000                 5,011,500
                                                                                      ------------------

Multi-line Insurance (1.47%)
American International Group Inc                                      194,200                12,712,332
                                                                                      ------------------

Oil - Field Services (1.64%)
Schlumberger Ltd                                                      111,700                14,236,165
                                                                                      ------------------

Oil Company - Exploration & Production (3.14%)
Anadarko Petroleum Corp                                               124,900                13,466,718
Apache Corp                                                           181,900                13,738,907
                                                                                      ------------------
                                                                                             27,205,625
                                                                                      ------------------
Oil Field Machinery & Equipment (0.96%)
Cooper Cameron Corp (a)                                               172,900                 8,366,631
                                                                                      ------------------

Pharmacy Services (2.45%)
Caremark Rx Inc (a)                                                    97,000                 4,782,100
Express Scripts Inc (a)                                               180,000                16,432,200
                                                                                      ------------------
                                                                                             21,214,300
                                                                                      ------------------
Publicly Traded Investment Fund (0.18%)
iShares Russell 1000 Growth Index Fund                                 29,900                 1,547,325
                                                                                      ------------------

Regional Banks (2.07%)
Wells Fargo & Co                                                      287,500                17,928,500
                                                                                      ------------------

Reinsurance (0.58%)
Endurance Specialty Holdings Ltd                                       80,900                 2,664,037
PartnerRe Ltd                                                          38,717                 2,391,936
                                                                                      ------------------
                                                                                              5,055,973
                                                                                      ------------------
Retail - Apparel & Shoe (3.36%)
AnnTaylor Stores Corp (a)                                             185,000                 6,164,200
Chico's FAS Inc (a)                                                   226,200                 9,853,272
Dress Barn Inc (a)                                                      9,800                   452,172

Foot Locker Inc                                                       170,300                 3,869,216
Payless Shoesource Inc (a)                                            187,800                 4,574,808
Ross Stores Inc                                                       147,800                 4,212,300
                                                                                      ------------------
                                                                                             29,125,968
                                                                                      ------------------
Retail - Discount (1.66%)
Target Corp                                                           262,100                14,349,975
                                                                                      ------------------

Retail - Drug Store (0.85%)
CVS Corp                                                              265,400                 7,367,504
                                                                                      ------------------

Retail - Mail Order (0.61%)
Williams-Sonoma Inc (a)                                               133,500                 5,310,630
                                                                                      ------------------

Retail - Major Department Store (1.13%)
JC Penney Co Inc                                                      175,200                 9,776,160
                                                                                      ------------------

Semiconductor Component - Integrated Circuits (1.60%)
Marvell Technology Group Ltd (a)                                      112,800                 7,717,776
Maxim Integrated Products Inc                                         150,600                 6,180,624
                                                                                      ------------------
                                                                                             13,898,400
                                                                                      ------------------
Semiconductor Equipment (1.72%)
Lam Research Corp (a)                                                 159,100                 7,387,013
Novellus Systems Inc (a)                                              266,100                 7,543,935
                                                                                      ------------------
                                                                                             14,930,948
                                                                                      ------------------
Telecommunication Equipment (0.68%)
Scientific-Atlanta Inc                                                137,100                 5,862,396
                                                                                      ------------------

Telecommunication Equipment - Fiber Optics (0.66%)
Corning Inc (a)                                                       234,100                 5,700,335
                                                                                      ------------------

Therapeutics (0.22%)
United Therapeutics Corp (a)                                           29,400                 1,901,298
                                                                                      ------------------

Transactional Software (0.40%)
VeriFone Holdings Inc (a)                                             137,505                 3,509,128
                                                                                      ------------------

Transport - Services (1.99%)
United Parcel Service Inc                                             230,100                17,236,791
                                                                                      ------------------

Web Portals (2.77%)
Google Inc (a)                                                         42,800                18,543,100
Yahoo! Inc (a)                                                        159,984                 5,493,851
                                                                                      ------------------
                                                                                             24,036,951
                                                                                      ------------------
Wireless Equipment (2.10%)
American Tower Corp (a)                                               209,400                 6,478,836
Qualcomm Inc                                                          244,000                11,702,240
                                                                                      ------------------
                                                                                             18,181,076
                                                                                      ------------------
TOTAL COMMON STOCKS                                                                  $      847,024,729
                                                                                      ------------------
Total Investments                                                                    $      847,024,729
Other Assets in Excess of Liabilities, Net - 2.28%                                           19,750,484
                                                                                      ------------------
TOTAL NET ASSETS - 100.00%                                                           $      866,775,213
                                                                                      ==================
                                                                                      ------------------

                                                                                      ==================

(a) Non-Income Producing Security Unrealized Appreciation (Depreciation

Unrealized Appreciation                                       91,518,332
Unrealized Depreciation                                     (10,994,994)
                                                       ------------------
Net Unrealized Appreciation (Depreciation)                    80,523,338
Cost for federal income tax purposes                         766,501,391


Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Sector                                                           Percent
-------------------------------------------------------------------------
Consumer, Non-cyclical                                            29.07%
Technology                                                        20.10%
Industrial                                                        15.96%
Consumer, Cyclical                                                 9.72%
Financial                                                          7.49%
Communications                                                     6.58%
Energy                                                             5.75%
Basic Materials                                                    2.87%
Funds                                                              0.18%
Other Assets in Excess of Liabilities, Net                         2.28%
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------
Asset Type                                                       Percent
-------------------------------------------------------------------------
Currency Contracts                                                 1.76%


                                          SCHEDULE OF FOREIGN CURRENCY CONTRACTS
     Foreign Currency          Delivery      Contracts to Deliver  In Exchange For         Value          Net Unrealized
      Sale Contracts             Date                                                                      Appreciation
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Swiss Franc                       02/28/2006            15,697,746      $12,313,020           $12,289,693          $23,327
Danish Kroner                     02/28/2006            18,016,513        2,932,041             2,936,280          (4,239)



Schedule of Investments
January 31, 2006 (unaudited)
Partners LargeCap Value Fund
                                                              Shares
                                                               Held                        Value
                                                       ------------------------------------------------
COMMON STOCKS (97.11%)
Advertising Agencies (0.42%)
Interpublic Group of Cos Inc (a)(b)                                  812,200        $        8,203,220
                                                                                     ------------------

Aerospace & Defense (1.84%)
Boeing Co                                                            160,200                10,943,262
Lockheed Martin Corp (a)                                             138,200                 9,349,230
Northrop Grumman Corp                                                256,100                15,911,493
                                                                                     ------------------
                                                                                            36,203,985
                                                                                     ------------------
Aerospace & Defense Equipment (0.46%)
Goodrich Corp                                                        228,475                 8,995,061
                                                                                     ------------------

Agricultural Operations (0.21%)
Bunge Ltd                                                             68,800                 4,056,448
                                                                                     ------------------

Apparel Manufacturers (0.71%)
Jones Apparel Group Inc                                              261,050                 8,165,644
VF Corp                                                              104,700                 5,808,756
                                                                                     ------------------
                                                                                            13,974,400
                                                                                     ------------------
Applications Software (0.47%)
Microsoft Corp                                                       330,700                 9,309,205
                                                                                     ------------------

Auto - Car & Light Trucks (0.48%)
Toyota Motor Corp ADR                                                 91,500                 9,489,465
                                                                                     ------------------

Auto/Truck Parts & Equipment - Original (1.06%)
American Axle & Manufacturing Holdings                               104,600                 1,944,514
Autoliv Inc                                                          128,100                 6,275,619
BorgWarner Inc                                                       105,200                 5,799,676
Dana Corp (a)                                                        210,900                 1,027,083
Lear Corp (a)                                                         62,600                 1,586,910
Magna International Inc                                               56,800                 4,203,200
                                                                                     ------------------
                                                                                            20,837,002
                                                                                     ------------------
Beverages - Non-alcoholic (1.46%)
Coca-Cola Co/The                                                     471,900                19,527,222
PepsiCo Inc                                                          159,900                 9,143,082
                                                                                     ------------------
                                                                                            28,670,304
                                                                                     ------------------
Brewery (0.09%)
Molson Coors Brewing Co                                               28,000                 1,750,000
                                                                                     ------------------

Building & Construction Products -Miscellaneous (0.51%)
Vulcan Materials Co                                                  138,700                 9,969,756
                                                                                     ------------------

Building Products - Cement & Aggregate (0.25%)
Martin Marietta Materials Inc                                         57,900                 4,908,762
                                                                                     ------------------

Cable TV (0.77%)
Comcast Corp (a)(b)                                                  544,000                15,134,080
                                                                                     ------------------

Chemicals - Diversified (0.66%)
EI Du Pont de Nemours & Co                                            49,000                 1,918,350

PPG Industries Inc                                                   186,500                11,096,750
                                                                                     ------------------
                                                                                            13,015,100
                                                                                     ------------------
Chemicals - Specialty (0.37%)
Lubrizol Corp                                                        157,000                 7,181,180
                                                                                     ------------------

Commercial Banks (0.71%)
BB&T Corp                                                            139,700                 5,453,888
Regions Financial Corp                                               254,900                 8,457,582
                                                                                     ------------------
                                                                                            13,911,470
                                                                                     ------------------
Computer Services (0.69%)
Electronic Data Systems Corp                                         540,700                13,620,233
                                                                                     ------------------

Computers (2.07%)
Hewlett-Packard Co                                                 1,157,454                36,089,416
International Business Machines Corp                                  55,500                 4,512,150
                                                                                     ------------------
                                                                                            40,601,566
                                                                                     ------------------
Consumer Products - Miscellaneous (1.06%)
Clorox Co                                                            187,700                11,233,845
Kimberly-Clark Corp                                                  167,700                 9,579,024
                                                                                     ------------------
                                                                                            20,812,869
                                                                                     ------------------
Containers - Metal & Glass (0.45%)
Crown Holdings Inc (b)                                                29,600                   553,816
Owens-Illinois Inc (b)                                               381,300                 8,384,787
                                                                                     ------------------
                                                                                             8,938,603
                                                                                     ------------------
Distribution & Wholesale (0.29%)
Tech Data Corp (b)                                                   136,700                 5,636,141
                                                                                     ------------------

Diversified Manufacturing Operations (3.52%)
Cooper Industries Ltd                                                 70,400                 5,748,160
Crane Co                                                             134,900                 5,034,468
Eaton Corp                                                           138,250                 9,152,150
General Electric Co                                                  907,800                29,730,450
Ingersoll-Rand Co Ltd                                                  3,200                   125,664
SPX Corp (a)                                                         142,700                 6,808,217
Textron Inc                                                          148,900                12,576,094
                                                                                     ------------------
                                                                                            69,175,203
                                                                                     ------------------
Electric - Integrated (2.52%)
American Electric Power Co Inc                                       297,975                11,120,427
Constellation Energy Group Inc                                        95,300                 5,553,131
Entergy Corp                                                         187,800                13,053,978
FirstEnergy Corp                                                     229,800                11,512,980
Northeast Utilities                                                  142,500                 2,832,900
Pinnacle West Capital Corp                                            49,700                 2,117,717
Wisconsin Energy Corp                                                  6,400                   265,664
Xcel Energy Inc (a)                                                  155,700                 3,023,694
                                                                                     ------------------
                                                                                            49,480,491
                                                                                     ------------------
Electronic Components - Miscellaneous (1.12%)
Celestica Inc (b)                                                    426,400                 4,255,472
Flextronics International Ltd (a)(b)                                 713,400                 7,462,164
Sanmina-SCI Corp (b)                                               1,195,500                 5,033,055
Solectron Corp (b)                                                 1,360,200                 5,195,964
                                                                                     ------------------
                                                                                            21,946,655
                                                                                     ------------------
Electronic Components - Semiconductors (0.61%)
Agere Systems Inc (b)                                                410,400                 5,093,064
Intel Corp                                                           319,900                 6,804,273
                                                                                     ------------------
                                                                                            11,897,337
                                                                                     ------------------

Electronic Parts Distribution (0.48%)
Arrow Electronics Inc (b)                                            150,400                 5,167,744
Avnet Inc (b)                                                        171,000                 4,180,950
                                                                                     ------------------
                                                                                             9,348,694
                                                                                     ------------------
Fiduciary Banks (0.60%)
Mellon Financial Corp                                                334,100                11,783,707
                                                                                     ------------------

Finance - Investment Banker & Broker (10.79%)
Citigroup Inc                                                      1,786,400                83,210,512
Goldman Sachs Group Inc                                               74,200                10,480,750
JPMorgan Chase & Co                                                1,077,800                42,842,550
Lehman Brothers Holdings Inc                                         125,775                17,665,099
Merrill Lynch & Co Inc                                               408,000                30,628,560
Morgan Stanley                                                       441,100                27,105,595
                                                                                     ------------------
                                                                                           211,933,066
                                                                                     ------------------
Finance - Mortgage Loan/Banker (2.34%)
Fannie Mae                                                           430,050                24,917,097
Freddie Mac                                                          310,600                21,077,316
                                                                                     ------------------
                                                                                            45,994,413
                                                                                     ------------------
Financial Guarantee Insurance (0.75%)
MBIA Inc (a)                                                         120,400                 7,411,824
MGIC Investment Corp                                                 112,500                 7,426,125
                                                                                     ------------------
                                                                                            14,837,949
                                                                                     ------------------
Food - Miscellaneous/Diversified (2.10%)
ConAgra Foods Inc                                                    545,100                11,299,923
General Mills Inc                                                    239,950                11,663,969
Kellogg Co                                                             2,900                   124,410
Kraft Foods Inc (a)                                                   86,500                 2,546,560
Sara Lee Corp                                                        402,600                 7,359,528
Unilever NV                                                          118,300                 8,304,660
                                                                                     ------------------
                                                                                            41,299,050
                                                                                     ------------------
Food - Retail (1.12%)
Kroger Co/The (b)                                                    582,100                10,710,640
Safeway Inc                                                          481,500                11,286,360
                                                                                     ------------------
                                                                                            21,997,000
                                                                                     ------------------
Food - Wholesale & Distribution (0.33%)
Supervalu Inc                                                        205,600                 6,564,808
                                                                                     ------------------

Home Decoration Products (0.21%)
Newell Rubbermaid Inc                                                178,800                 4,226,832
                                                                                     ------------------

Investment Management & Advisory Services (0.22%)
Waddell & Reed Financial Inc (a)                                     193,600                 4,313,408
                                                                                     ------------------

Life & Health Insurance (0.95%)
Prudential Financial Inc                                             132,100                 9,952,414
Torchmark Corp                                                         3,200                   179,520
UnumProvident Corp                                                   415,200                 8,441,016
                                                                                     ------------------
                                                                                            18,572,950
                                                                                     ------------------
Medical - Drugs (5.05%)
Bristol-Myers Squibb Co                                              118,200                 2,693,778
Eli Lilly & Co                                                       200,800                11,369,296
Merck & Co Inc                                                       804,775                27,764,737
Pfizer Inc                                                         2,236,000                57,420,480
                                                                                     ------------------
                                                                                            99,248,291
                                                                                     ------------------

Medical - Hospitals (0.23%)
HCA Inc                                                               43,600                 2,139,888
Tenet Healthcare Corp (a)(b)                                         330,200                 2,400,554
                                                                                     ------------------
                                                                                             4,540,442
                                                                                     ------------------
Medical - Wholesale Drug Distribution (0.02%)
AmerisourceBergen Corp                                                 7,400                   322,936
                                                                                     ------------------

Multi-line Insurance (4.83%)
ACE Ltd                                                               72,200                 3,952,950
Allstate Corp/The                                                    127,700                 6,646,785
American International Group Inc                                     468,300                30,654,918
Genworth Financial Inc                                               365,200                11,963,952
Hartford Financial Services Group Inc                                194,100                15,960,843
Metlife Inc (a)                                                      327,450                16,424,892
XL Capital Ltd (a)                                                   136,800                 9,255,888
                                                                                     ------------------
                                                                                            94,860,228
                                                                                     ------------------
Multimedia (2.53%)
Time Warner Inc                                                    1,719,500                30,142,835
Viacom Inc (b)                                                       292,200                12,120,456
Walt Disney Co (a)                                                   291,100                 7,367,741
                                                                                     ------------------
                                                                                            49,631,032
                                                                                     ------------------
Oil & Gas Drilling (2.20%)
Diamond Offshore Drilling Inc                                         75,700                 6,424,659
ENSCO International Inc                                                7,300                   373,176
GlobalSantaFe Corp                                                   219,800                13,418,790
Noble Corp (a)                                                       147,400                11,856,856
Rowan Cos Inc                                                        250,400                11,225,432
                                                                                     ------------------
                                                                                            43,298,913
                                                                                     ------------------
Oil Company - Integrated (11.89%)
BP PLC ADR                                                           123,200                 8,908,592
Chevron Corp                                                         544,584                32,337,398
ConocoPhillips                                                       424,800                27,484,560
Exxon Mobil Corp                                                   1,782,000               111,820,500
Marathon Oil Corp                                                    288,900                22,207,743
Occidental Petroleum Corp                                            214,200                20,929,482
Total SA ADR                                                          72,100                 9,973,593
                                                                                     ------------------
                                                                                           233,661,868
                                                                                     ------------------
Paper & Related Products (0.60%)
Smurfit-Stone Container Corp (b)                                     285,400                 3,650,266
Temple-Inland Inc                                                    171,800                 8,057,420
                                                                                     ------------------
                                                                                            11,707,686
                                                                                     ------------------
Pharmacy Services (0.28%)
Medco Health Solutions Inc (b)                                       100,600                 5,442,460
                                                                                     ------------------

Power Converter & Supply Equipment (0.21%)
Hubbell Inc                                                           89,750                 4,034,262
                                                                                     ------------------

Property & Casualty Insurance (1.49%)
Chubb Corp                                                           126,350                11,921,122
St Paul Travelers Cos Inc/The                                        383,891                17,420,974
                                                                                     ------------------
                                                                                            29,342,096
                                                                                     ------------------
Regional Banks (9.75%)
Bank of America Corp                                               1,632,366                72,199,548
Comerica Inc                                                         210,200                11,659,794
Huntington Bancshares Inc/OH                                         398,200                 9,238,240
Keycorp                                                              257,400                 9,109,386
National City Corp                                                   434,075                14,836,684
PNC Financial Services Group Inc                                      58,100                 3,768,366
SunTrust Banks Inc                                                   176,500                12,610,925
US Bancorp                                                           366,500                10,962,015
Wachovia Corp                                                        637,574                34,958,182
Wells Fargo & Co                                                     195,250                12,175,790
                                                                                     ------------------
                                                                                           191,518,930
                                                                                     ------------------
Reinsurance (0.46%)
PartnerRe Ltd                                                         29,200                 1,803,976
RenaissanceRe Holdings Ltd (a)                                       161,900                 7,335,689
                                                                                     ------------------
                                                                                             9,139,665
                                                                                     ------------------
Retail - Apparel & Shoe (0.82%)
Ltd Brands                                                           415,500                 9,830,730
Nordstrom Inc                                                        151,600                 6,324,752
                                                                                     ------------------
                                                                                            16,155,482
                                                                                     ------------------
Retail - Discount (0.40%)
Target Corp                                                          145,300                 7,955,175
                                                                                     ------------------

Retail - Office Supplies (0.68%)
Office Depot Inc (b)                                                 404,600                13,412,490
                                                                                     ------------------

Retail - Restaurants (0.93%)
McDonald's Corp                                                      521,800                18,268,218
                                                                                     ------------------

Rubber - Tires (0.13%)
Cooper Tire & Rubber Co                                              169,700                 2,543,803
                                                                                     ------------------

Savings & Loans - Thrifts (0.87%)
Astoria Financial Corp                                                 9,750                   280,800
Washington Mutual Inc                                                397,674                16,829,564
                                                                                     ------------------
                                                                                            17,110,364
                                                                                     ------------------
Telecommunication Equipment (0.59%)
ADC Telecommunications Inc (a)(b)                                    248,385                 6,299,044
Tellabs Inc (b)                                                      417,800                 5,343,662
                                                                                     ------------------
                                                                                            11,642,706
                                                                                     ------------------
Telecommunication Equipment - Fiber Optics (0.68%)
Corning Inc (b)                                                      546,100                13,297,535
                                                                                     ------------------

Telephone - Integrated (4.54%)
AT&T Inc                                                             673,000                17,464,350
BellSouth Corp                                                       355,000                10,213,350
Sprint Nextel Corp                                                 1,027,250                23,513,752
Verizon Communications Inc                                         1,198,675                37,950,051
                                                                                     ------------------
                                                                                            89,141,503
                                                                                     ------------------
Television (0.30%)
CBS Corp                                                             226,200                 5,910,606
                                                                                     ------------------

Tobacco (2.21%)
Altria Group Inc                                                     485,625                35,130,113
UST Inc                                                              214,900                 8,368,206
                                                                                     ------------------
                                                                                            43,498,319
                                                                                     ------------------
Toys (0.22%)
Mattel Inc                                                           264,400                 4,362,600
                                                                                     ------------------

Transport - Rail (1.23%)
CSX Corp                                                             238,100                12,745,493

Norfolk Southern Corp                                                229,300                11,428,312
                                                                                     ------------------
                                                                                            24,173,805
                                                                                     ------------------
Wireless Equipment (1.28%)
American Tower Corp (b)                                              120,000                 3,712,800
Crown Castle International Corp (b)                                  367,400                11,620,862
Nokia OYJ ADR (a)                                                    529,800                 9,737,724
                                                                                     ------------------
                                                                                            25,071,386
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $    1,907,883,214
                                                                                     ------------------
                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
REPURCHASE AGREEMENTS (2.25%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006 (collateralized by
Federal Home Loan Bank ARM;                                       44,324,404                44,319,000
$45,318,407; 12/1/2035)  (c)
                                                                                     ------------------

TOTAL REPURCHASE AGREEMENTS                                                         $       44,319,000
                                                                                     ------------------
Total Investments                                                                   $    1,952,202,214
Other Assets in Excess of Liabilities, Net - 0.64%                                          12,498,377
                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                          $    1,964,700,591
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security (c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $      381,505,731
Unrealized Depreciation                                      (64,874,717)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                    316,631,014
Cost for federal income tax purposes                        1,635,571,200


Portfolio Summary (unaudited)
--------------------------------------------------------------------------
Sector                                                            Percent
--------------------------------------------------------------------------
Financial                                                          36.02%
Consumer, Non-cyclical                                             14.16%
Energy                                                             14.09%
Communications                                                     11.10%
Industrial                                                         10.06%
Consumer, Cyclical                                                  5.95%
Technology                                                          3.84%
Utilities                                                           2.52%
Basic Materials                                                     1.62%
Other Assets in Excess of Liabilities, Net                          0.64%
                                                        ------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ==================


Schedule of Investments
January 31, 2006 (unaudited)
Partners LargeCap Value Fund I
                                                              Shares
                                                               Held                        Value
                                                       ------------------------------------------------
COMMON STOCKS (96.20%)
Advertising Agencies (1.86%)
Omnicom Group Inc                                                     76,100        $        6,224,219
                                                                                     ------------------

Aerospace & Defense (3.06%)
Lockheed Martin Corp                                                  91,600                 6,196,740
Northrop Grumman Corp                                                 65,300                 4,057,089
                                                                                     ------------------
                                                                                            10,253,829
                                                                                     ------------------
Applications Software (2.16%)
Microsoft Corp                                                       257,000                 7,234,550
                                                                                     ------------------

Auto/Truck Parts & Equipment - Original (2.80%)
BorgWarner Inc                                                        47,900                 2,640,727
Johnson Controls Inc                                                  97,300                 6,737,052
                                                                                     ------------------
                                                                                             9,377,779
                                                                                     ------------------
Brewery (1.07%)
Anheuser-Busch Cos Inc                                                86,600                 3,588,704
                                                                                     ------------------

Broadcasting Services & Programming (0.85%)
Clear Channel Communications Inc                                      97,900                 2,865,533
                                                                                     ------------------

Building & Construction Products -Miscellaneous (1.48%)
Masco Corp                                                           167,500                 4,966,375
                                                                                     ------------------

Cable TV (0.78%)
DIRECTV Group Inc/The (a)                                            188,800                 2,611,104
                                                                                     ------------------

Consulting Services (1.26%)
Accenture Ltd                                                        133,600                 4,212,408
                                                                                     ------------------

Diversified Manufacturing Operations (1.93%)
Illinois Tool Works Inc                                               76,800                 6,473,472
                                                                                     ------------------

Diversified Operations & Commercial Services (0.85%)
Cendant Corp                                                         169,600                 2,839,104
                                                                                     ------------------

E-Commerce - Services (1.40%)
Expedia Inc (a)(b)                                                   180,050                 4,684,901
                                                                                     ------------------

Electric - Integrated (6.34%)
American Electric Power Co Inc                                       160,700                 5,997,324
Exelon Corp                                                          146,000                 8,383,320
FirstEnergy Corp                                                      78,100                 3,912,810
Pepco Holdings Inc                                                   127,900                 2,942,979
                                                                                     ------------------
                                                                                            21,236,433
                                                                                     ------------------
Fiduciary Banks (3.47%)
Mellon Financial Corp                                                215,300                 7,593,631
Northern Trust Corp                                                   77,200                 4,030,612
                                                                                     ------------------
                                                                                            11,624,243
                                                                                     ------------------
Finance - Investment Banker & Broker (13.08%)
Citigroup Inc                                                        319,100                14,863,678

JPMorgan Chase & Co                                                  347,200                13,801,200
Morgan Stanley                                                       246,400                15,141,280
                                                                                     ------------------
                                                                                            43,806,158
                                                                                     ------------------
Finance - Mortgage Loan/Banker (2.61%)
Freddie Mac                                                          128,800                 8,740,368
                                                                                     ------------------

Food - Retail (1.19%)
Kroger Co/The (a)                                                    216,500                 3,983,600
                                                                                     ------------------

Gas - Distribution (1.49%)
NiSource Inc                                                          82,200                 1,687,566
Sempra Energy                                                         68,900                 3,310,645
                                                                                     ------------------
                                                                                             4,998,211
                                                                                     ------------------
Medical - Drugs (5.11%)
Bristol-Myers Squibb Co                                              120,700                 2,750,753
Cephalon Inc (a)(b)                                                   62,600                 4,437,714
Wyeth                                                                215,100                 9,948,375
                                                                                     ------------------
                                                                                            17,136,842
                                                                                     ------------------
Medical - HMO (1.81%)
UnitedHealth Group Inc                                               102,100                 6,066,782
                                                                                     ------------------

Medical Products (0.84%)
Johnson & Johnson                                                     49,000                 2,819,460
                                                                                     ------------------

Motorcycle/Motor Scooter (0.77%)
Harley-Davidson Inc                                                   48,200                 2,580,146
                                                                                     ------------------

Multi-line Insurance (4.68%)
American International Group Inc                                     155,600                10,185,576
Hartford Financial Services Group Inc                                 66,800                 5,492,964
                                                                                     ------------------
                                                                                            15,678,540
                                                                                     ------------------
Oil - Field Services (0.83%)
Baker Hughes Inc                                                      36,100                 2,795,584
                                                                                     ------------------

Oil & Gas Drilling (1.33%)
GlobalSantaFe Corp                                                    73,000                 4,456,650
                                                                                     ------------------

Oil Company - Integrated (7.54%)
Exxon Mobil Corp                                                     195,700                12,280,175
Marathon Oil Corp                                                    168,700                12,967,969
                                                                                     ------------------
                                                                                            25,248,144
                                                                                     ------------------
Pharmacy Services (1.77%)
Caremark Rx Inc (a)                                                   29,800                 1,469,140
Medco Health Solutions Inc (a)                                        82,200                 4,447,020
                                                                                     ------------------
                                                                                             5,916,160
                                                                                     ------------------
Publicly Traded Investment Fund (2.74%)
SPDR Trust Series 1 (b)                                               72,000                 9,189,360
                                                                                     ------------------

Regional Banks (9.50%)
Bank of America Corp                                                 118,700                 5,250,101
Fifth Third Bancorp                                                  193,200                 7,258,524
PNC Financial Services Group Inc                                      97,000                 6,291,420
Wells Fargo & Co                                                     208,800                13,020,768
                                                                                     ------------------
                                                                                            31,820,813
                                                                                     ------------------

Retail - Discount (2.09%)
Costco Wholesale Corp                                                140,200                 6,994,578
                                                                                     ------------------

Telephone - Integrated (4.53%)
AT&T Inc                                                             234,700                 6,090,465
Sprint Nextel Corp                                                   396,884                 9,084,675
                                                                                     ------------------
                                                                                            15,175,140
                                                                                     ------------------
Television (1.15%)
Univision Communications Inc (a)                                     121,400                 3,865,376
                                                                                     ------------------

Transport - Rail (2.22%)
Burlington Northern Santa Fe Corp                                     92,900                 7,443,148
                                                                                     ------------------

Transport - Services (1.61%)
FedEx Corp                                                            53,200                 5,381,180
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $      322,288,894
                                                                                     ------------------
                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
REPURCHASE AGREEMENTS (4.16%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006 (collateralized by
Federal Home Loan Bank ARM;                                       13,944,700                13,943,000
$14,257,419; 12/1/2035)  (c)
                                                                                     ------------------

TOTAL REPURCHASE AGREEMENTS                                                         $       13,943,000
                                                                                     ------------------
Total Investments                                                                   $      336,231,894
Liabilities in Excess of Other Assets, Net - (0.36)%                                       (1,203,907)
                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                          $      335,027,987
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $       34,463,025
Unrealized Depreciation                                       (4,857,948)
                                                        ------------------
Net Unrealized Appreciation (Depreciation)                     29,605,077
Cost for federal income tax purposes                          306,626,817


Portfolio Summary (unaudited)
--------------------------------------------------------------------------
Sector                                                            Percent
--------------------------------------------------------------------------
Financial                                                          37.49%
Consumer, Non-cyclical                                             13.90%
Communications                                                     10.58%
Industrial                                                         10.30%
Energy                                                              9.70%
Utilities                                                           7.83%
Consumer, Cyclical                                                  5.66%
Funds                                                               2.74%
Technology                                                          2.16%
Liabilities in Excess of Other Assets, Net                       (-0.36%)
                                                        ------------------
TOTAL NET ASSETS                                                  100.00%
                                                        ==================


Schedule of Investments
January 31, 2006 (unaudited)
Partners LargeCap Value Fund II
                                                              Shares
                                                               Held                        Value
                                                       ------------------------------------------------
COMMON STOCKS (97.46%)
Aerospace & Defense (0.73%)
Northrop Grumman Corp                                                 24,600        $        1,528,398
                                                                                     ------------------

Apparel Manufacturers (1.26%)
Liz Claiborne Inc                                                     36,300                 1,260,336
VF Corp                                                               24,500                 1,359,260
                                                                                     ------------------
                                                                                             2,619,596
                                                                                     ------------------
Applications Software (1.79%)
Microsoft Corp                                                       132,700                 3,735,505
                                                                                     ------------------

Auto/Truck Parts & Equipment - Original (0.32%)
Lear Corp (a)                                                         26,300                   666,705
                                                                                     ------------------

Beverages - Non-alcoholic (1.62%)
Coca-Cola Co/The                                                      43,100                 1,783,478
Pepsi Bottling Group Inc                                              54,600                 1,583,400
                                                                                     ------------------
                                                                                             3,366,878
                                                                                     ------------------
Brewery (0.49%)
Molson Coors Brewing Co                                               16,400                 1,025,000
                                                                                     ------------------

Chemicals - Diversified (1.82%)
EI Du Pont de Nemours & Co                                            40,200                 1,573,830
PPG Industries Inc                                                    37,200                 2,213,400
                                                                                     ------------------
                                                                                             3,787,230
                                                                                     ------------------
Computer Services (0.50%)
Computer Sciences Corp (b)                                            20,700                 1,049,490
                                                                                     ------------------

Computers (3.15%)
Hewlett-Packard Co                                                   120,500                 3,757,190
International Business Machines Corp                                  34,500                 2,804,850
                                                                                     ------------------
                                                                                             6,562,040
                                                                                     ------------------
Cosmetics & Toiletries (0.25%)
Avon Products Inc                                                     18,300                   518,256
                                                                                     ------------------

Data Processing & Management (0.69%)
Fiserv Inc (b)                                                        32,500                 1,429,350
                                                                                     ------------------

Diversified Manufacturing Operations (4.52%)
Dover Corp                                                            35,600                 1,635,108
General Electric Co                                                   69,100                 2,263,025
Ingersoll-Rand Co Ltd                                                 46,600                 1,829,982
Parker Hannifin Corp                                                  21,500                 1,629,055
Tyco International Ltd                                                79,100                 2,060,555
                                                                                     ------------------
                                                                                             9,417,725
                                                                                     ------------------
Electric - Integrated (2.86%)
Exelon Corp                                                           59,800                 3,433,716
PPL Corp                                                              84,100                 2,533,933
                                                                                     ------------------
                                                                                             5,967,649
                                                                                     ------------------

Electronic Components - Semiconductors (0.71%)
Intel Corp                                                            69,800                 1,484,646
                                                                                     ------------------

Enterprise Software & Services (0.58%)
Oracle Corp (b)                                                       96,700                 1,215,519
                                                                                     ------------------

Fiduciary Banks (0.87%)
Bank of New York Co Inc/The                                           57,000                 1,813,170
                                                                                     ------------------

Finance - Investment Banker & Broker (10.18%)
Citigroup Inc                                                        201,600                 9,390,528
JPMorgan Chase & Co                                                  132,200                 5,254,950
Merrill Lynch & Co Inc                                                43,700                 3,280,559
Morgan Stanley                                                        53,500                 3,287,575
                                                                                     ------------------
                                                                                            21,213,612
                                                                                     ------------------
Finance - Mortgage Loan/Banker (3.31%)
Freddie Mac                                                          101,600                 6,894,576
                                                                                     ------------------

Financial Guarantee Insurance (0.53%)
MGIC Investment Corp                                                  16,800                 1,108,968
                                                                                     ------------------

Food - Miscellaneous/Diversified (2.24%)
HJ Heinz Co                                                           45,100                 1,530,694
Sara Lee Corp                                                         66,300                 1,211,964
Unilever NV                                                           27,500                 1,930,500
                                                                                     ------------------
                                                                                             4,673,158
                                                                                     ------------------
Food - Retail (0.90%)
Kroger Co/The (b)                                                    101,600                 1,869,440
                                                                                     ------------------

Forestry (1.41%)
Weyerhaeuser Co                                                       42,200                 2,943,872
                                                                                     ------------------

Gas - Distribution (0.63%)
NiSource Inc                                                          63,600                 1,305,708
                                                                                     ------------------

Home Decoration Products (0.67%)
Newell Rubbermaid Inc                                                 59,100                 1,397,124
                                                                                     ------------------

Insurance Brokers (0.53%)
Marsh & McLennan Cos Inc                                              36,300                 1,103,157
                                                                                     ------------------

Life & Health Insurance (0.78%)
Torchmark Corp                                                        28,800                 1,615,680
                                                                                     ------------------

Machinery - Farm (0.77%)
Deere & Co                                                            22,400                 1,607,424
                                                                                     ------------------

Medical - Drugs (5.10%)
Abbott Laboratories                                                   69,400                 2,994,610
Merck & Co Inc                                                        38,100                 1,314,450
Pfizer Inc                                                           142,300                 3,654,264
Wyeth                                                                 57,500                 2,659,375
                                                                                     ------------------
                                                                                            10,622,699
                                                                                     ------------------
Medical - Hospitals (0.50%)
HCA Inc                                                               21,400                 1,050,312
                                                                                     ------------------


Medical Products (1.25%)
Johnson & Johnson                                                     45,200                 2,600,808
                                                                                     ------------------

Metal - Aluminum (0.97%)
Alcoa Inc                                                             63,900                 2,012,850
                                                                                     ------------------

Multi-line Insurance (4.53%)
Allstate Corp/The                                                     48,700                 2,534,835
American International Group Inc                                      43,500                 2,847,510
Hartford Financial Services Group Inc                                 29,300                 2,409,339
Loews Corp                                                            16,800                 1,657,992
                                                                                     ------------------
                                                                                             9,449,676
                                                                                     ------------------
Multimedia (2.09%)
Time Warner Inc                                                      202,100                 3,542,813
Viacom Inc (b)                                                        19,700                   817,156
                                                                                     ------------------
                                                                                             4,359,969
                                                                                     ------------------
Non-hazardous Waste Disposal (0.71%)
Waste Management Inc                                                  47,200                 1,490,576
                                                                                     ------------------

Office Automation & Equipment (0.70%)
Xerox Corp (b)                                                       102,600                 1,468,206
                                                                                     ------------------

Oil Company - Exploration & Production (0.58%)
Anadarko Petroleum Corp                                                5,800                   625,356
Devon Energy Corp                                                      8,700                   593,427
                                                                                     ------------------
                                                                                             1,218,783
                                                                                     ------------------
Oil Company - Integrated (12.28%)
Chevron Corp                                                          79,300                 4,708,834
ConocoPhillips                                                        77,000                 4,981,900
Exxon Mobil Corp                                                     155,800                 9,776,450
Royal Dutch Shell PLC ADR                                             89,900                 6,123,089
                                                                                     ------------------
                                                                                            25,590,273
                                                                                     ------------------
Printing - Commercial (0.59%)
RR Donnelley & Sons Co                                                37,500                 1,222,500
                                                                                     ------------------

Publicly Traded Investment Fund (1.59%)
SPDR Trust Series 1 (a)                                               26,000                 3,318,380
                                                                                     ------------------

Publishing - Newspapers (1.08%)
Gannett Co Inc                                                        36,600                 2,261,880
                                                                                     ------------------

Regional Banks (9.55%)
Bank of America Corp                                                 145,600                 6,439,888
National City Corp                                                    28,900                   987,802
PNC Financial Services Group Inc                                      25,600                 1,660,416
US Bancorp                                                            95,600                 2,859,396
Wachovia Corp                                                         64,600                 3,542,018
Wells Fargo & Co                                                      70,800                 4,415,088
                                                                                     ------------------
                                                                                            19,904,608
                                                                                     ------------------
Retail - Apparel & Shoe (0.59%)
Gap Inc/The                                                           67,900                 1,228,311
                                                                                     ------------------

Retail - Discount (1.30%)
Dollar General Corp                                                   68,900                 1,164,410
Wal-Mart Stores Inc                                                   33,400                 1,540,074
                                                                                     ------------------
                                                                                             2,704,484
                                                                                     ------------------

Retail - Restaurants (1.23%)
McDonald's Corp                                                       73,300                 2,566,233
                                                                                     ------------------

Savings & Loans - Thrifts (1.37%)
Washington Mutual Inc                                                 67,500                 2,856,600
                                                                                     ------------------

Steel - Producers (0.47%)
Nucor Corp                                                            11,700                   985,491
                                                                                     ------------------

Telecommunication Equipment (0.25%)
Avaya Inc (b)                                                         49,900                   526,445
                                                                                     ------------------

Telephone - Integrated (4.74%)
AT&T Inc                                                             133,600                 3,466,920
BellSouth Corp                                                        84,100                 2,419,557
Sprint Nextel Corp                                                    72,100                 1,650,369
Verizon Communications Inc                                            74,300                 2,352,338
                                                                                     ------------------
                                                                                             9,889,184
                                                                                     ------------------
Television (0.25%)
CBS Corp                                                              19,700                   514,761
                                                                                     ------------------

Tobacco (1.41%)
Altria Group Inc                                                      40,600                 2,937,004
                                                                                     ------------------

Transport - Rail (0.22%)
Norfolk Southern Corp                                                  9,400                   468,496
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $      203,168,405
                                                                                     ------------------
                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
REPURCHASE AGREEMENTS (1.97%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006 (collateralized by
Federal Home Loan Bank ARM;                                        4,109,501                 4,109,000
$4,201,659; 12/1/2035)  (c)
                                                                                     ------------------

TOTAL REPURCHASE AGREEMENTS                                                         $        4,109,000
                                                                                     ------------------
Total Investments                                                                   $      207,277,405
Other Assets in Excess of Liabilities, Net - 0.57%                                           1,191,902
                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                          $      208,469,307
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security (c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $       17,524,313
Unrealized Depreciation                                        (4,387,274)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                      13,137,039
Cost for federal income tax purposes                           194,140,366


Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Sector                                                             Percent
---------------------------------------------------------------------------
Financial                                                           33.61%
Consumer, Non-cyclical                                              14.34%
Energy                                                              12.86%
Communications                                                       8.42%
Technology                                                           8.13%
Industrial                                                           6.96%
Consumer, Cyclical                                                   5.36%
Basic Materials                                                      4.67%
Utilities                                                            3.49%
Funds                                                                1.59%
Other Assets in Excess of Liabilities, Net                           0.57%
                                                         ------------------
TOTAL NET ASSETS                                                   100.00%
                                                         ==================


Schedule of Investments
January 31, 2006 (unaudited)
Partners MidCap Growth Fund
                                                              Shares
                                                               Held                        Value
                                                       ------------------------------------------------
COMMON STOCKS (96.40%)
Advanced Materials & Products (0.68%)
Ceradyne Inc (a)(b)                                                   56,020        $        3,206,585
                                                                                     ------------------

Advertising Services (0.84%)
Getty Images Inc (b)                                                  48,190                 3,934,713
                                                                                     ------------------

Apparel Manufacturers (1.81%)
Coach Inc (b)                                                        235,330                 8,460,113
                                                                                     ------------------

Applications Software (1.28%)
Red Hat Inc (b)                                                      108,840                 3,150,918
Salesforce.com Inc (a)(b)                                             69,620                 2,857,901
                                                                                     ------------------
                                                                                             6,008,819
                                                                                     ------------------
Audio & Video Products (1.13%)
Harman International Industries Inc                                   48,150                 5,296,500
                                                                                     ------------------

Auto - Medium & Heavy Duty Trucks (0.71%)
Oshkosh Truck Corp                                                    67,550                 3,330,890
                                                                                     ------------------

Beverages - Non-alcoholic (0.84%)
Hansen Natural Corp (a)(b)                                            44,890                 3,941,342
                                                                                     ------------------

Building Products - Cement & Aggregate (0.54%)
Florida Rock Industries Inc (a)                                       46,650                 2,521,899
                                                                                     ------------------

Casino Hotels (0.75%)
Station Casinos Inc                                                   52,590                 3,515,642
                                                                                     ------------------

Casino Services (1.64%)
International Game Technology                                        104,280                 3,731,138
Scientific Games Corp (b)                                            123,720                 3,965,226
                                                                                     ------------------
                                                                                             7,696,364
                                                                                     ------------------
Cellular Telecommunications (1.61%)
NII Holdings Inc (b)                                                 152,620                 7,548,585
                                                                                     ------------------

Coal (1.60%)
Consol Energy Inc                                                     57,750                 4,209,975
Peabody Energy Corp                                                   33,170                 3,300,747
                                                                                     ------------------
                                                                                             7,510,722
                                                                                     ------------------
Commercial Banks (0.42%)
Colonial BancGroup Inc/The                                            78,390                 1,951,911
                                                                                     ------------------

Commercial Services - Finance (0.85%)
Moody's Corp                                                          62,540                 3,960,033
                                                                                     ------------------

Computer Graphics (1.30%)
Trident Microsystems Inc (a)(b)                                      233,084                 6,088,154
                                                                                     ------------------


Computers  -Memory Devices (0.72%)
Network Appliance Inc (b)                                            108,744                 3,392,813
                                                                                     ------------------

Data Processing & Management (1.17%)
Certegy Inc                                                           46,340                 2,013,473
Global Payments Inc                                                   67,820                 3,454,073
                                                                                     ------------------
                                                                                             5,467,546
                                                                                     ------------------
Diagnostic Kits (0.84%)
Dade Behring Holdings Inc                                             99,990                 3,912,609
                                                                                     ------------------

Dialysis Centers (0.64%)
DaVita Inc (b)                                                        54,720                 2,995,920
                                                                                     ------------------

Distribution & Wholesale (1.03%)
WESCO International Inc (b)                                          100,720                 4,827,510
                                                                                     ------------------

Diversified Manufacturing Operations (1.24%)
Actuant Corp (a)                                                      31,330                 1,793,642
Roper Industries Inc                                                  99,930                 4,032,176
                                                                                     ------------------
                                                                                             5,825,818
                                                                                     ------------------
Electric Products - Miscellaneous (0.74%)
Ametek Inc                                                            84,210                 3,464,399
                                                                                     ------------------

Electronic Components - Semiconductors (7.87%)
Advanced Micro Devices Inc (b)                                       264,690                11,079,923
ATI Technologies Inc (a)(b)                                          135,060                 2,410,821
Broadcom Corp (b)                                                    156,110                10,646,702
Micron Technology Inc (a)(b)                                         325,520                 4,778,634
PMC - Sierra Inc (b)                                                 167,210                 1,581,806
Silicon Laboratories Inc (b)                                          80,420                 3,959,077
Sirf Technology Holdings Inc (b)                                      71,207                 2,398,964
                                                                                     ------------------
                                                                                            36,855,927
                                                                                     ------------------
Electronic Measurement Instruments (1.44%)
Agilent Technologies Inc (b)                                         144,250                 4,891,518
Itron Inc (b)                                                         38,720                 1,853,526
                                                                                     ------------------
                                                                                             6,745,044
                                                                                     ------------------
E-Marketing & Information (1.32%)
aQuantive Inc (a)(b)                                                 111,650                 2,904,016
Valueclick Inc (b)                                                   174,040                 3,275,433
                                                                                     ------------------
                                                                                             6,179,449
                                                                                     ------------------
Engineering - Research & Development Services (0.68%)
McDermott International, Inc. (b)                                     61,360                 3,190,720
                                                                                     ------------------

Finance - Investment Banker & Broker (0.75%)
TD Ameritrade Holding Corp                                           174,222                 3,526,253
                                                                                     ------------------

Finance - Other Services (1.98%)
Chicago Mercantile Exchange Holdings Inc                              15,590                 6,598,467
Nasdaq Stock Market Inc/The (a)(b)                                    63,750                 2,671,763
                                                                                     ------------------
                                                                                             9,270,230
                                                                                     ------------------
Food - Retail (1.12%)
Whole Foods Market Inc                                                71,210                 5,260,283
                                                                                     ------------------

Hotels & Motels (1.21%)
Starwood Hotels & Resorts Worldwide Inc                               93,470                 5,683,911
                                                                                     ------------------

Human Resources (2.70%)
Manpower Inc                                                          71,740                 3,861,764
Monster Worldwide Inc (b)                                            153,240                 6,537,219
MPS Group Inc (b)                                                    157,130                 2,232,817
                                                                                     ------------------
                                                                                            12,631,800
                                                                                     ------------------
Identification Systems - Development (0.63%)
Cogent Inc (a)(b)                                                    123,120                 2,958,574
                                                                                     ------------------

Independent Power Producer (0.58%)
NRG Energy Inc (a)(b)                                                 56,370                 2,720,980
                                                                                     ------------------

Internet Content - Information & News (0.84%)
CNET Networks Inc (b)                                                261,686                 3,930,524
                                                                                     ------------------

Internet Infrastructure Software (3.42%)
Akamai Technologies Inc (a)(b)                                       206,980                 4,518,374
F5 Networks Inc (b)                                                   96,390                 6,236,433
Openwave Systems Inc (a)(b)                                          244,338                 5,267,927
                                                                                     ------------------
                                                                                            16,022,734
                                                                                     ------------------
Investment Management & Advisory Services (3.84%)
Affiliated Managers Group (a)(b)                                      48,950                 4,542,560
Legg Mason Inc                                                        43,780                 5,678,266
T Rowe Price Group Inc                                               101,320                 7,743,888
                                                                                     ------------------
                                                                                            17,964,714
                                                                                     ------------------
Machinery - Construction & Mining (2.02%)
Joy Global Inc                                                       122,025                 6,594,231
Terex Corp (b)                                                        40,350                 2,844,675
                                                                                     ------------------
                                                                                             9,438,906
                                                                                     ------------------
Medical - Biomedical/Gene (3.06%)
Biogen Idec Inc (b)                                                   70,320                 3,146,820
Celgene Corp (b)                                                      57,722                 4,106,920
Medimmune Inc (b)                                                    110,330                 3,764,460
PDL BioPharma Inc (a)(b)                                             113,640                 3,312,606
                                                                                     ------------------
                                                                                            14,330,806
                                                                                     ------------------
Medical - Drugs (3.11%)
Allergan Inc                                                          54,690                 6,365,916
Cephalon Inc (a)(b)                                                   45,070                 3,195,012
Forest Laboratories Inc (b)                                           20,420                   945,038
Shire PLC ADR (a)                                                     82,830                 4,037,962
                                                                                     ------------------
                                                                                            14,543,928
                                                                                     ------------------
Medical - Generic Drugs (1.00%)
Barr Pharmaceuticals Inc (b)                                          71,720                 4,703,398
                                                                                     ------------------

Medical - HMO (0.90%)
Humana Inc (b)                                                        75,760                 4,225,135
                                                                                     ------------------

Medical - Hospitals (0.37%)
Community Health Systems Inc (b)                                      47,440                 1,726,342
                                                                                     ------------------

Medical Information Systems (0.80%)
Cerner Corp (a)(b)                                                    82,920                 3,731,400
                                                                                     ------------------

Medical Instruments (0.51%)
Intuitive Surgical Inc (a)(b)                                         17,420                 2,397,863
                                                                                     ------------------


Medical Products (0.78%)
Varian Medical Systems Inc (b)                                        60,700                 3,654,747
                                                                                     ------------------

Metal - Diversified (1.07%)
Freeport-McMoRan Copper & Gold Inc                                    77,660                 4,989,655
                                                                                     ------------------

Metal Processors & Fabrication (1.06%)
Precision Castparts Corp                                              99,850                 4,987,507
                                                                                     ------------------

Multi-line Insurance (0.70%)
HCC Insurance Holdings Inc (a)                                       105,100                 3,264,406
                                                                                     ------------------

Networking Products (0.74%)
Foundry Networks Inc (a)(b)                                          229,130                 3,443,824
                                                                                     ------------------

Oil - Field Services (0.47%)
Cal Dive International Inc (a)(b)                                     52,160                 2,189,677
                                                                                     ------------------

Oil Company - Exploration & Production (4.88%)
Newfield Exploration Co (b)                                           58,850                 3,083,740
Range Resources Corp                                                 206,315                 6,162,629
Southwestern Energy Co (b)                                           106,740                 4,604,764
Ultra Petroleum Corp (b)                                              54,240                 3,731,169
XTO Energy Inc                                                       106,977                 5,250,431
                                                                                     ------------------
                                                                                            22,832,733
                                                                                     ------------------
Oil Company - Integrated (0.00%)
Marathon Oil Corp                                                          1                        77
                                                                                     ------------------

Oil Field Machinery & Equipment (2.45%)
Cooper Cameron Corp (b)                                               37,040                 1,792,366
Grant Prideco Inc (b)                                                 70,280                 3,520,325
National Oilwell Varco Inc (b)                                        80,920                 6,155,584
                                                                                     ------------------
                                                                                            11,468,275
                                                                                     ------------------
Oil Refining & Marketing (1.20%)
Sunoco Inc                                                            59,040                 5,620,608
                                                                                     ------------------

Pharmacy Services (1.83%)
Express Scripts Inc (b)                                               58,300                 5,322,207
Omnicare Inc                                                          65,450                 3,252,865
                                                                                     ------------------
                                                                                             8,575,072
                                                                                     ------------------
Radio (2.16%)
Sirius Satellite Radio Inc (a)(b)                                    914,790                 5,186,859
XM Satellite Radio Holdings Inc (a)(b)                               188,060                 4,923,411
                                                                                     ------------------
                                                                                            10,110,270
                                                                                     ------------------
Real Estate Magagement & Services (0.78%)
CB Richard Ellis Group Inc (b)                                        57,800                 3,648,336
                                                                                     ------------------

Research & Development (0.62%)
Pharmaceutical Product Development Inc                                41,790                 2,891,032
                                                                                     ------------------

Respiratory Products (0.68%)
Resmed Inc (b)                                                        80,660                 3,181,230
                                                                                     ------------------

Retail - Apparel & Shoe (3.09%)
Chico's FAS Inc (b)                                                  141,670                 6,171,145
Nordstrom Inc                                                        115,940                 4,837,017

Urban Outfitters Inc (b)                                             125,980                 3,440,514
                                                                                     ------------------
                                                                                            14,448,676
                                                                                     ------------------
Retail - Computer Equipment (0.59%)
GameStop Corp (a)(b)                                                  68,620                 2,766,072
                                                                                     ------------------

Retail - Consumer Electronics (0.61%)
Circuit City Stores Inc                                              113,630                 2,864,612
                                                                                     ------------------

Retail - Jewelry (0.87%)
Tiffany & Co                                                         108,310                 4,083,287
                                                                                     ------------------

Retail - Mail Order (0.87%)
Williams-Sonoma Inc (b)                                              102,640                 4,083,019
                                                                                     ------------------

Semiconductor Equipment (4.01%)
ASML Holding NV (a)(b)                                               179,170                 4,047,450
Kla-Tencor Corp                                                      145,240                 7,549,575
Lam Research Corp (b)                                                 53,950                 2,504,899
Varian Semiconductor Equipment Associates Inc (a)(b)                  94,277                 4,669,540
                                                                                     ------------------
                                                                                            18,771,464
                                                                                     ------------------
Steel - Specialty (1.03%)
Allegheny Technologies Inc                                            93,101                 4,827,287
                                                                                     ------------------

Telecommunication Equipment - Fiber Optics (0.88%)
JDS Uniphase Corp (a)(b)                                           1,321,280                 4,135,606
                                                                                     ------------------

Therapeutics (0.35%)
United Therapeutics Corp (a)(b)                                       25,170                 1,627,744
                                                                                     ------------------

Transport - Services (1.52%)
CH Robinson Worldwide Inc                                             91,390                 3,697,640
UTI Worldwide Inc                                                     32,540                 3,407,914
                                                                                     ------------------
                                                                                             7,105,554
                                                                                     ------------------
Wireless Equipment (0.63%)
Crown Castle International Corp (b)                                   93,900                 2,970,057
                                                                                     ------------------
TOTAL COMMON STOCKS                                                                 $      451,438,635
                                                                                     ------------------
                                                             Principal
                                                              Amount                       Value
                                                       ------------------------------------------------
REPURCHASE AGREEMENTS (13.52%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing
2/1/2006 (collateralized by Federal Home Loan Bank ARM;           63,345,724                63,338,000
$64,766,291; 12/1/2035)  (c)
                                                                                     ------------------

TOTAL REPURCHASE AGREEMENTS                                                         $       63,338,000
                                                                                     ------------------
Total Investments                                                                   $      514,776,635
Liabilities in Excess of Other Assets, Net - (9.92)%                                      (46,454,571)
                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                          $      468,322,064
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income  Producing  Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $      90,786,245
Unrealized Depreciation                                      (3,478,843)
                                                       ------------------
Net Unrealized Appreciation (Depreciation)                    87,307,402
Cost for federal income tax purposes                         427,469,233


Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Sector                                                           Percent
-------------------------------------------------------------------------
Financial                                                         21.98%
Consumer, Non-cyclical                                            20.19%
Technology                                                        17.15%
Consumer, Cyclical                                                14.32%
Communications                                                    12.44%
Energy                                                            10.60%
Industrial                                                        10.56%
Basic Materials                                                    2.10%
Utilities                                                          0.58%
Liabilities in Excess of Other Assets, Net                      (-9.92%)
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================


Schedule of Investments
January 31, 2006 (unaudited)
Partners MidCap Growth Fund I
                                                             Shares
                                                              Held                        Value
                                                       -----------------------------------------------
COMMON STOCKS (98.26%)
Advertising Services (0.64%)
Getty Images Inc (a)                                                 23,200        $        1,894,280
                                                                                    ------------------

Aerospace & Defense (1.42%)
Rockwell Collins Inc                                                 64,900                 3,045,108
Teledyne Technologies Inc (a)                                        36,600                 1,196,088
                                                                                    ------------------
                                                                                            4,241,196
                                                                                    ------------------
Apparel Manufacturers (1.30%)
Coach Inc (a)                                                       107,800                 3,875,410
                                                                                    ------------------

Applications Software (0.87%)
Intuit Inc (a)                                                       49,500                 2,590,335
                                                                                    ------------------

Audio & Video Products (0.71%)
Harman International Industries Inc                                  19,300                 2,123,000
                                                                                    ------------------

Auto/Truck Parts & Equipment - Original (0.31%)
BorgWarner Inc                                                       16,800                   926,184
                                                                                    ------------------

Building - Residential & Commercial (2.30%)
KB Home                                                              20,100                 1,531,620
Lennar Corp                                                          26,800                 1,676,608
NVR Inc (a)                                                           3,350                 2,660,738
Toll Brothers Inc (a)(b)                                             29,400                   999,600
                                                                                    ------------------
                                                                                            6,868,566
                                                                                    ------------------
Building Products - Cement & Aggregate (0.44%)
Florida Rock Industries Inc (b)                                      24,100                 1,302,846
                                                                                    ------------------

Casino Hotels (0.50%)
Ameristar Casinos Inc                                                36,800                   827,632
Harrah's Entertainment Inc                                            9,088                   668,877
                                                                                    ------------------
                                                                                            1,496,509
                                                                                    ------------------
Casino Services (1.06%)
International Game Technology                                        88,500                 3,166,530
                                                                                    ------------------

Cellular Telecommunications (0.29%)
Syniverse Holdings Inc (a)                                           36,100                   866,761
                                                                                    ------------------

Chemicals - Specialty (0.60%)
International Flavors & Fragrances Inc                               22,900                   754,784
Lubrizol Corp                                                        22,830                 1,044,244
                                                                                    ------------------
                                                                                            1,799,028
                                                                                    ------------------
Coal (0.44%)
Peabody Energy Corp                                                  13,100                 1,303,581
                                                                                    ------------------

Coatings & Paint (0.38%)
Sherwin-Williams Co/The                                              21,400                 1,132,060
                                                                                    ------------------

Commercial Banks (0.89%)
Colonial BancGroup Inc/The                                           49,300                 1,227,570

Synovus Financial Corp                                               52,000                 1,438,840
                                                                                    ------------------
                                                                                            2,666,410
                                                                                    ------------------
Commercial Services (0.45%)
Arbitron Inc                                                         33,900                 1,345,830
                                                                                    ------------------

Commercial Services - Finance (2.74%)
Equifax Inc                                                          72,220                 2,767,470
Moody's Corp                                                         85,480                 5,412,594
                                                                                    ------------------
                                                                                            8,180,064
                                                                                    ------------------
Computer Aided Design (1.41%)
Ansys Inc (a)                                                        26,600                 1,166,676
Autodesk Inc                                                         75,200                 3,052,368
                                                                                    ------------------
                                                                                            4,219,044
                                                                                    ------------------
Computer Services (0.97%)
Ceridian Corp (a)                                                    61,300                 1,512,884
Factset Research Systems Inc                                         34,750                 1,385,830
                                                                                    ------------------
                                                                                            2,898,714
                                                                                    ------------------
Computers  -Memory Devices (3.16%)
Network Appliance Inc (a)                                           117,200                 3,656,640
SanDisk Corp (a)                                                     38,010                 2,560,354
Western Digital Corp (a)                                            146,800                 3,209,048
                                                                                    ------------------
                                                                                            9,426,042
                                                                                    ------------------
Consulting Services (0.65%)
Corporate Executive Board Co                                         22,900                 1,926,806
                                                                                    ------------------

Consumer Products - Miscellaneous (0.93%)
Fortune Brands Inc                                                   22,110                 1,657,366
Scotts Miracle-Gro Co/The                                            22,500                 1,113,750
                                                                                    ------------------
                                                                                            2,771,116
                                                                                    ------------------
Data Processing & Management (1.87%)
Dun & Bradstreet Corp (a)                                            35,200                 2,544,256
Fair Isaac Corp                                                      36,200                 1,604,384
NAVTEQ Corp (a)                                                      31,800                 1,428,138
                                                                                    ------------------
                                                                                            5,576,778
                                                                                    ------------------
Dialysis Centers (0.73%)
DaVita Inc (a)                                                       40,000                 2,190,000
                                                                                    ------------------

Disposable Medical Products (0.78%)
CR Bard Inc                                                          36,600                 2,321,172
                                                                                    ------------------

Distribution & Wholesale (1.47%)
Building Material Holding Corp (b)                                   13,500                 1,068,795
Genuine Parts Co                                                     37,600                 1,599,128
WESCO International Inc (a)                                          36,100                 1,730,273
                                                                                    ------------------
                                                                                            4,398,196
                                                                                    ------------------
Diversified Manufacturing Operations (0.94%)
ITT Industries Inc                                                   27,260                 2,794,150
                                                                                    ------------------

Drug Delivery Systems (1.00%)
Alkermes, Inc. (a)(b)                                                42,700                 1,039,318
Hospira Inc (a)                                                      43,200                 1,933,200
                                                                                    ------------------
                                                                                            2,972,518
                                                                                    ------------------
Electric Products - Miscellaneous (0.53%)
Ametek Inc                                                           38,500                 1,583,890
                                                                                    ------------------


Electronic Components - Semiconductors (3.61%)
Broadcom Corp (a)                                                    75,600                 5,155,920
Microchip Technology Inc                                             70,100                 2,629,451
National Semiconductor Corp                                         105,400                 2,973,334
                                                                                    ------------------
                                                                                           10,758,705
                                                                                    ------------------
Electronic Connectors (0.57%)
Amphenol Corp (b)                                                    33,300                 1,692,639
                                                                                    ------------------

Electronic Measurement Instruments (0.79%)
Agilent Technologies Inc (a)                                         69,500                 2,356,745
                                                                                    ------------------

Engineering - Research & Development Services (0.53%)
Fluor Corp                                                           18,000                 1,583,100
                                                                                    ------------------

Enterprise Software & Services (0.40%)
Sybase Inc (a)                                                       54,800                 1,183,132
                                                                                    ------------------

Finance - Auto Loans (0.85%)
AmeriCredit Corp (a)(b)                                              87,700                 2,522,252
                                                                                    ------------------

Finance - Investment Banker & Broker (0.58%)
AG Edwards Inc                                                       36,500                 1,736,305
                                                                                    ------------------

Finance - Mortgage Loan/Banker (0.39%)
IndyMac Bancorp Inc                                                  28,700                 1,172,682
                                                                                    ------------------

Finance - Other Services (0.63%)
Chicago Mercantile Exchange Holdings Inc                              4,450                 1,883,463
                                                                                    ------------------

Food - Miscellaneous/Diversified (0.80%)
HJ Heinz Co                                                          70,100                 2,379,194
                                                                                    ------------------

Food - Retail (0.90%)
Whole Foods Market Inc                                               36,320                 2,682,958
                                                                                    ------------------

Garden Products (0.68%)
Toro Co                                                              46,000                 2,033,660
                                                                                    ------------------

Gas - Distribution (0.32%)
Energen Corp                                                         24,300                   948,186
                                                                                    ------------------

Hotels & Motels (0.76%)
Choice Hotels International Inc                                      48,000                 2,281,440
                                                                                    ------------------

Human Resources (0.41%)
Labor Ready Inc (a)                                                  52,600                 1,225,054
                                                                                    ------------------

Independent Power Producer (0.65%)
NRG Energy Inc (a)(b)                                                40,100                 1,935,627
                                                                                    ------------------

Industrial Automation & Robots (0.84%)
Rockwell Automation Inc                                              37,900                 2,504,053
                                                                                    ------------------

Instruments - Controls (0.81%)
Thermo Electron Corp (a)                                             71,500                 2,405,260
                                                                                    ------------------


Instruments - Scientific (0.50%)
Applera Corp - Applied Biosystems Group                              52,670                 1,492,668
                                                                                    ------------------

Internet Application Software (0.49%)
WebEx Communications Inc (a)(b)                                      60,000                 1,456,800
                                                                                    ------------------

Investment Management & Advisory Services (1.74%)
Janus Capital Group Inc                                              82,500                 1,723,425
T Rowe Price Group Inc                                               45,200                 3,454,636
                                                                                    ------------------
                                                                                            5,178,061
                                                                                    ------------------
Machinery - Pumps (0.77%)
Graco Inc                                                            56,800                 2,282,224
                                                                                    ------------------

Medical - Biomedical/Gene (1.56%)
Biogen Idec Inc (a)                                                  44,000                 1,969,000
Invitrogen Corp (a)                                                  19,098                 1,315,470
Millipore Corp (a)                                                   19,960                 1,372,849
                                                                                    ------------------
                                                                                            4,657,319
                                                                                    ------------------
Medical - Drugs (3.23%)
Allergan Inc                                                         20,460                 2,381,544
Endo Pharmaceuticals Holdings Inc (a)                                35,100                 1,007,370
Forest Laboratories Inc (a)                                          97,900                 4,530,812
King Pharmaceuticals Inc (a)                                         92,300                 1,730,625
                                                                                    ------------------
                                                                                            9,650,351
                                                                                    ------------------
Medical - HMO (1.03%)
Humana Inc (a)                                                       55,200                 3,078,504
                                                                                    ------------------

Medical Instruments (0.38%)
Edwards Lifesciences Corp (a)                                        26,600                 1,142,204
                                                                                    ------------------

Medical Laboratory & Testing Service (2.35%)
Laboratory Corp of America Holdings (a)                              52,700                 3,090,855
Quest Diagnostics Inc                                                79,180                 3,913,867
                                                                                    ------------------
                                                                                            7,004,722
                                                                                    ------------------
Medical Products (1.48%)
Biomet Inc                                                           56,000                 2,117,360
Varian Medical Systems Inc (a)                                       38,260                 2,303,635
                                                                                    ------------------
                                                                                            4,420,995
                                                                                    ------------------
Metal - Copper (1.05%)
Phelps Dodge Corp                                                    19,600                 3,145,800
                                                                                    ------------------

Metal - Diversified (1.09%)
Freeport-McMoRan Copper & Gold Inc                                   50,800                 3,263,900
                                                                                    ------------------

Multi-line Insurance (0.48%)
Assurant Inc                                                         31,400                 1,441,888
                                                                                    ------------------

Multimedia (1.23%)
EW Scripps Co                                                        51,900                 2,508,846
Meredith Corp                                                        21,440                 1,174,054
                                                                                    ------------------
                                                                                            3,682,900
                                                                                    ------------------
Non-hazardous Waste Disposal (0.51%)
Republic Services Inc                                                40,100                 1,517,785
                                                                                    ------------------

Oil & Gas Drilling (2.54%)
Diamond Offshore Drilling Inc                                        31,700                 2,690,379

ENSCO International Inc                                              23,400                 1,196,208
Pride International Inc (a)                                          62,000                 2,189,220
Rowan Cos Inc                                                        33,800                 1,515,254
                                                                                    ------------------
                                                                                            7,591,061
                                                                                    ------------------
Oil Company - Exploration & Production (4.14%)
Forest Oil Corp (a)                                                  38,500                 1,982,750
Newfield Exploration Co (a)                                          43,140                 2,260,536
Plains Exploration & Production Co (a)                               50,500                 2,264,420
Pogo Producing Co                                                    23,000                 1,379,770
Unit Corp (a)                                                        24,000                 1,432,800
XTO Energy Inc                                                       61,500                 3,018,420
                                                                                    ------------------
                                                                                           12,338,696
                                                                                    ------------------
Oil Company - Integrated (0.72%)
Amerada Hess Corp                                                    13,800                 2,136,240
                                                                                    ------------------

Oil Field Machinery & Equipment (0.69%)
Lone Star Technologies Inc (a)                                       36,000                 2,048,400
                                                                                    ------------------

Oil Refining & Marketing (1.73%)
Sunoco Inc                                                           26,700                 2,541,840
Tesoro Corp                                                          36,200                 2,623,414
                                                                                    ------------------
                                                                                            5,165,254
                                                                                    ------------------
Pharmacy Services (0.60%)
Express Scripts Inc (a)                                              19,600                 1,789,284
                                                                                    ------------------

Poultry (0.68%)
Gold Kist Inc (a)(b)                                                 65,800                   994,238
Pilgrim's Pride Corp                                                 42,400                 1,032,016
                                                                                    ------------------
                                                                                            2,026,254
                                                                                    ------------------
Publishing - Books (0.40%)
John Wiley & Sons Inc                                                31,700                 1,201,430
                                                                                    ------------------

Racetracks (0.28%)
Penn National Gaming Inc (a)                                         25,700                   824,970
                                                                                    ------------------

REITS - Regional Malls (0.45%)
CBL & Associates Properties Inc                                      31,600                 1,337,312
                                                                                    ------------------

REITS - Storage (0.69%)
Public Storage Inc                                                   28,200                 2,046,474
                                                                                    ------------------

Respiratory Products (0.55%)
Respironics Inc (a)                                                  45,700                 1,646,571
                                                                                    ------------------

Retail - Apparel & Shoe (4.07%)
Abercrombie & Fitch Co                                               42,480                 2,820,247
Aeropostale Inc (a)                                                  28,200                   852,486
American Eagle Outfitters (b)                                        47,800                 1,289,644
Chico's FAS Inc (a)                                                  47,420                 2,065,615
Claire's Stores Inc                                                  70,180                 2,221,899
Nordstrom Inc                                                        69,400                 2,895,368
                                                                                    ------------------
                                                                                           12,145,259
                                                                                    ------------------
Retail - Arts & Crafts (0.31%)
Michaels Stores Inc                                                  27,100                   911,373
                                                                                    ------------------


Retail - Auto Parts (1.17%)
Advance Auto Parts Inc                                               31,050                 1,352,848
Autozone Inc (a)                                                     21,740                 2,125,085
                                                                                    ------------------
                                                                                            3,477,933
                                                                                    ------------------
Retail - Bedding (0.96%)
Bed Bath & Beyond Inc (a)                                            76,800                 2,873,088
                                                                                    ------------------

Retail - Bookstore (0.52%)
Barnes & Noble Inc                                                   36,400                 1,544,088
                                                                                    ------------------

Retail - Discount (0.65%)
TJX Cos Inc                                                          76,200                 1,945,386
                                                                                    ------------------

Retail - Restaurants (1.30%)
Applebees International Inc                                          42,000                 1,006,740
Domino's Pizza Inc                                                   71,400                 1,778,574
Sonic Corp (a)                                                       38,000                 1,100,100
                                                                                    ------------------
                                                                                            3,885,414
                                                                                    ------------------
Savings & Loans - Thrifts (0.73%)
Hudson City Bancorp Inc                                             174,300                 2,164,806
                                                                                    ------------------

Schools (1.38%)
Education Management Corp (a)                                        66,000                 2,020,920
ITT Educational Services Inc (a)                                     36,100                 2,104,630
                                                                                    ------------------
                                                                                            4,125,550
                                                                                    ------------------
Semiconductor Component - Integrated Circuits (3.47%)
Analog Devices Inc                                                   74,500                 2,962,865
Emulex Corp (a)                                                      57,300                 1,051,455
Linear Technology Corp                                               85,800                 3,192,618
Maxim Integrated Products Inc                                        76,400                 3,135,456
                                                                                    ------------------
                                                                                           10,342,394
                                                                                    ------------------
Semiconductor Equipment (1.02%)
Lam Research Corp (a)                                                65,700                 3,050,451
                                                                                    ------------------

Steel - Producers (0.80%)
Nucor Corp                                                           28,500                 2,400,555
                                                                                    ------------------

Telecommunication Equipment (1.36%)
Adtran Inc                                                           53,500                 1,569,155
Harris Corp                                                          53,500                 2,484,005
                                                                                    ------------------
                                                                                            4,053,160
                                                                                    ------------------
Television (0.84%)
Univision Communications Inc (a)                                     79,000                 2,515,360
                                                                                    ------------------

Therapeutics (0.39%)
United Therapeutics Corp (a)                                         17,800                 1,151,126
                                                                                    ------------------

Tools - Hand Held (0.90%)
Black & Decker Corp                                                  31,260                 2,697,738
                                                                                    ------------------

Transport - Marine (0.40%)
Overseas Shipholding Group                                           23,400                 1,206,972
                                                                                    ------------------

Transport - Truck (1.05%)
Landstar System Inc                                                  32,200                 1,362,060

YRC Worldwide Inc (a)(b)                                             35,700                 1,779,288
                                                                                    ------------------
                                                                                            3,141,348
                                                                                    ------------------
Web Portals (0.35%)
Earthlink Inc (a)(b)                                                 91,700                 1,047,214
                                                                                    ------------------

Wireless Equipment (0.93%)
American Tower Corp (a)                                              90,000                 2,784,600
                                                                                    ------------------
TOTAL COMMON STOCKS                                                                $      293,173,353
                                                                                    ------------------
                                                            Principal
                                                             Amount                       Value
                                                       -----------------------------------------------
REPURCHASE AGREEMENTS (4.06%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing
2/1/2006 (collateralized by Federal Home Loan Bank ARM;          12,111,477                12,110,000
$12,383,084; 12/1/2035)  (c)
                                                                                    ------------------

TOTAL REPURCHASE AGREEMENTS                                                        $       12,110,000
                                                                                    ------------------
Total Investments                                                                  $      305,283,353
Liabilities in Excess of Other Assets, Net - (2.32)%                                      (6,913,920)
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                         $      298,369,433
                                                                                    ==================
                                                                                    ------------------

                                                                                    ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $       54,339,274
Unrealized Depreciation                                  (3,709,788)
                                                   ------------------
Net Unrealized Appreciation (Depreciation)                50,629,486
Cost for federal income tax purposes                     254,653,867


Portfolio Summary (unaudited)
---------------------------------------------------------------------
Sector                                                       Percent
---------------------------------------------------------------------
Consumer, Non-cyclical                                        23.02%
Consumer, Cyclical                                            18.36%
Technology                                                    16.77%
Financial                                                     11.48%
Industrial                                                    10.99%
Energy                                                        10.25%
Communications                                                 6.54%
Basic Materials                                                3.94%
Utilities                                                      0.97%
Liabilities in Excess of Other Assets, Net                  (-2.32%)
                                                   ------------------
TOTAL NET ASSETS                                             100.00%
                                                   ==================

Schedule of Investments
January 31, 2006 (unaudited)
Partners MidCap Growth Fund II
                                                             Shares
                                                              Held                                           Value
                                                           ---------------------------------------------------------------
COMMON STOCKS (98.39%)
Advertising Services (0.48%)
RH Donnelley Corp (a)                                          40,700                                $          2,670,734
                                                                                                      --------------------

Airlines (0.51%)
Mesa Air Group Inc (a)                                        242,500                                           2,825,125
                                                                                                      --------------------

Apparel Manufacturers (0.01%)
Carter's Inc (a)                                                  800                                              54,392
                                                                                                      --------------------

Applications Software (0.44%)
Quest Software Inc (a)                                        156,100                                           2,472,624
                                                                                                      --------------------

Batteries & Battery Systems (0.24%)
Energy Conversion Devices Inc (a)                              26,300                                           1,324,468
                                                                                                      --------------------

Beverages - Non-alcoholic (0.77%)
Hansen Natural Corp (a)                                        48,800                                           4,284,640
                                                                                                      --------------------

Broadcasting Services & Programming (0.30%)
Gray Television Inc                                           187,400                                           1,660,364
                                                                                                      --------------------

Building - Heavy Construction (1.00%)
Washington Group International Inc                             94,000                                           5,578,900
                                                                                                      --------------------

Building - Residential & Commercial (6.51%)
DR Horton Inc                                                 287,500                                          10,729,500
KB Home                                                       138,660                                          10,565,892
Lennar Corp                                                    85,300                                           5,336,368
Ryland Group Inc                                              134,300                                           9,717,948
                                                                                                      --------------------
                                                                                                               36,349,708
                                                                                                      --------------------
Building Products - Air & Heating (0.71%)
Lennox International Inc                                      123,500                                           3,945,825
                                                                                                      --------------------

Cable TV (0.87%)
EchoStar Communications Corp (a)                              175,100                                           4,832,760
                                                                                                      --------------------

Casino Hotels (1.90%)
Monarch Casino & Resort Inc (a)                               204,500                                           5,527,635
Station Casinos Inc                                            76,000                                           5,080,600
                                                                                                      --------------------
                                                                                                               10,608,235
                                                                                                      --------------------
Cellular Telecommunications (0.98%)
Nextel Partners Inc (a)                                        89,200                                           2,496,708
NII Holdings Inc (a)                                           59,700                                           2,952,762
                                                                                                      --------------------
                                                                                                                5,449,470
                                                                                                      --------------------
Commercial Banks (0.11%)
Synovus Financial Corp                                         21,900                                             605,973
                                                                                                      --------------------

Commercial Services (0.32%)
CoStar Group Inc (a)                                           36,000                                           1,800,000
                                                                                                      --------------------


Commercial Services - Finance (0.94%)
Equifax Inc                                                    39,100                                           1,498,312
Interactive Data Corp                                          89,700                                           2,021,838
Moody's Corp                                                   27,700                                           1,753,964
                                                                                                      --------------------
                                                                                                                5,274,114
                                                                                                      --------------------
Computer Aided Design (1.79%)
Autodesk Inc                                                  245,800                                           9,977,022
                                                                                                      --------------------

Computer Services (0.83%)
Affiliated Computer Services Inc (a)                           50,600                                           3,167,560
Cognizant Technology Solutions Corp (a)                        28,500                                           1,492,545
                                                                                                      --------------------
                                                                                                                4,660,105
                                                                                                      --------------------
Computers (1.16%)
Apple Computer Inc (a)                                         85,900                                           6,486,309
                                                                                                      --------------------

Computers - Integrated Systems (0.38%)
NCR Corp (a)                                                   57,300                                           2,128,695
                                                                                                      --------------------

Computers  -Memory Devices (5.56%)
Komag Inc (a)                                                 209,600                                           9,863,776
Network Appliance Inc (a)                                      27,700                                             864,240
SanDisk Corp (a)                                              126,500                                           8,521,040
Western Digital Corp (a)                                      539,900                                          11,802,214
                                                                                                      --------------------
                                                                                                               31,051,270
                                                                                                      --------------------
Consumer Products - Miscellaneous (0.96%)
CNS Inc                                                        67,200                                           1,469,664
Playtex Products Inc (a)                                      290,100                                           3,893,142
                                                                                                      --------------------
                                                                                                                5,362,806
                                                                                                      --------------------
Data Processing & Management (1.33%)
Dun & Bradstreet Corp (a)                                     102,600                                           7,415,928
                                                                                                      --------------------

Diagnostic Kits (0.47%)
Dade Behring Holdings Inc                                      67,500                                           2,641,275
                                                                                                      --------------------

Distribution & Wholesale (2.40%)
Building Material Holding Corp                                163,700                                          12,960,129
Navarre Corp (a)                                               79,600                                             438,596
                                                                                                      --------------------
                                                                                                               13,398,725
                                                                                                      --------------------
Diversified Manufacturing Operations (0.24%)
Ingersoll-Rand Co Ltd                                          34,000                                           1,335,180
                                                                                                      --------------------

Diversified Operations (0.32%)
Walter Industries Inc                                          28,500                                           1,802,625
                                                                                                      --------------------

Electric - Generation (0.69%)
AES Corp/The (a)                                              226,000                                           3,851,040
                                                                                                      --------------------

Electronic Components - Semiconductors (4.76%)
Conexant Systems Inc (a)                                    1,553,700                                           5,220,432
MEMC Electronic Materials Inc (a)                              58,700                                           1,677,646
Microchip Technology Inc                                       34,000                                           1,275,340
Nvidia Corp (a)                                               104,300                                           4,689,328
QLogic Corp (a)                                                87,200                                           3,459,224
Silicon Image Inc (a)                                         142,100                                           1,644,097
Sirf Technology Holdings Inc (a)                              254,700                                           8,580,843
                                                                                                      --------------------
                                                                                                               26,546,910
                                                                                                      --------------------

Electronic Connectors (0.84%)
Amphenol Corp                                                  28,300                                           1,438,489
Thomas & Betts Corp (a)                                        72,200                                           3,223,730
                                                                                                      --------------------
                                                                                                                4,662,219
                                                                                                      --------------------
Engines - Internal Combustion (0.30%)
Cummins Inc                                                    17,000                                           1,654,100
                                                                                                      --------------------

Entertainment Software (0.89%)
Activision Inc (a)                                            218,588                                           3,134,552
THQ Inc (a)                                                    70,850                                           1,859,812
                                                                                                      --------------------
                                                                                                                4,994,364
                                                                                                      --------------------
Finance - Credit Card (0.34%)
CompuCredit Corp (a)                                           47,500                                           1,907,600
                                                                                                      --------------------

Finance - Investment Banker & Broker (1.04%)
Greenhill & Co Inc                                             27,200                                           1,555,296
TD Ameritrade Holding Corp                                    209,000                                           4,230,160
                                                                                                      --------------------
                                                                                                                5,785,456
                                                                                                      --------------------
Finance - Other Services (0.19%)
Chicago Mercantile Exchange Holdings Inc                        2,500                                           1,058,125
                                                                                                      --------------------

Financial Guarantee Insurance (1.45%)
Radian Group Inc                                              141,000                                           8,069,430
                                                                                                      --------------------

Food - Miscellaneous/Diversified (0.41%)
Seaboard Corp                                                   1,540                                           2,263,785
                                                                                                      --------------------

Footwear & Related Apparel (0.08%)
Timberland Co (a)                                              12,500                                             437,000
                                                                                                      --------------------

Gambling (Non-Hotel) (1.30%)
Isle of Capri Casinos Inc (a)                                 254,500                                           7,240,525
                                                                                                      --------------------

Garden Products (0.51%)
Toro Co                                                        64,200                                           2,838,282
                                                                                                      --------------------

Human Resources (0.51%)
Korn/Ferry International (a)                                  143,900                                           2,843,464
                                                                                                      --------------------

Industrial Automation & Robots (0.32%)
Rockwell Automation Inc                                        27,200                                           1,797,104
                                                                                                      --------------------

Investment Companies (0.26%)
American Capital Strategies Ltd                                40,700                                           1,446,885
                                                                                                      --------------------

Investment Management & Advisory Services (0.53%)
Legg Mason Inc                                                 14,400                                           1,867,680
T Rowe Price Group Inc                                         14,600                                           1,115,878
                                                                                                      --------------------
                                                                                                                2,983,558
                                                                                                      --------------------
Lasers - Systems & Components (0.65%)
Cymer Inc (a)                                                  80,700                                           3,642,798
                                                                                                      --------------------

Life & Health Insurance (2.43%)
Cigna Corp                                                     79,900                                           9,715,840
Universal American Financial Corp (a)                         234,209                                           3,857,422
                                                                                                      --------------------
                                                                                                               13,573,262
                                                                                                      --------------------

                                                                                                      --------------------
Linen Supply & Related Items (0.15%)
Cintas Corp                                                    20,300                                             864,780
                                                                                                      --------------------

Machinery - Construction & Mining (2.82%)
Astec Industries Inc (a)                                       76,500                                           2,941,425
Joy Global Inc                                                237,100                                          12,812,884
                                                                                                      --------------------
                                                                                                               15,754,309
                                                                                                      --------------------
Machinery - Farm (0.65%)
Deere & Co                                                     50,300                                           3,609,528
                                                                                                      --------------------

Medical  - Outpatient & Home Medical Care (0.52%)
Gentiva Health Services Inc (a)                               153,900                                           2,922,561
                                                                                                      --------------------

Medical - Biomedical/Gene (1.87%)
Biogen Idec Inc (a)                                           137,900                                           6,171,025
Lifecell Corp (a)                                             127,344                                           2,763,365
Medimmune Inc (a)                                              44,500                                           1,518,340
                                                                                                      --------------------
                                                                                                               10,452,730
                                                                                                      --------------------
Medical - Drugs (0.22%)
Forest Laboratories Inc (a)                                    26,000                                           1,203,280
                                                                                                      --------------------

Medical - Generic Drugs (1.34%)
Alpharma Inc                                                  103,500                                           3,462,075
Barr Pharmaceuticals Inc (a)                                   29,000                                           1,901,820
Impax Laboratories Inc (a)                                    213,100                                           2,141,655
                                                                                                      --------------------
                                                                                                                7,505,550
                                                                                                      --------------------
Medical - HMO (2.51%)
Aetna Inc                                                      96,410                                           9,332,488
Sierra Health Services Inc (a)                                 81,400                                           3,225,068
UnitedHealth Group Inc                                         24,460                                           1,453,413
                                                                                                      --------------------
                                                                                                               14,010,969
                                                                                                      --------------------
Medical Information Systems (0.23%)
Per-Se Technologies Inc (a)                                    51,100                                           1,270,857
                                                                                                      --------------------

Medical Laboratory & Testing Service (0.25%)
Quest Diagnostics Inc                                          28,500                                           1,408,755
                                                                                                      --------------------

Medical Products (0.89%)
American Medical Systems Holdings Inc (a)                     218,700                                           4,955,742
                                                                                                      --------------------

Metal - Copper (0.60%)
Phelps Dodge Corp                                              20,800                                           3,338,400
                                                                                                      --------------------

Metal - Diversified (0.19%)
Freeport-McMoRan Copper & Gold Inc                             16,800                                           1,079,400
                                                                                                      --------------------

Metal Processors & Fabrication (1.65%)
Quanex Corp                                                   102,300                                           6,353,853
Timken Co                                                      78,700                                           2,846,579
                                                                                                      --------------------
                                                                                                                9,200,432
                                                                                                      --------------------
Motorcycle/Motor Scooter (0.43%)
Harley-Davidson Inc                                            44,700                                           2,392,791
                                                                                                      --------------------

Multimedia (0.03%)
Triple Crown Media Inc (a)                                     18,740                                             143,361
                                                                                                      --------------------

Oil Company - Exploration & Production (1.22%)
Anadarko Petroleum Corp                                        17,700                                           1,908,414
Ultra Petroleum Corp (a)                                       71,100                                           4,890,969
                                                                                                      --------------------
                                                                                                                6,799,383
                                                                                                      --------------------
Oil Refining & Marketing (10.74%)
Frontier Oil Corp                                             189,200                                           8,966,188
Giant Industries Inc (a)                                      118,800                                           8,302,932
Holly Corp                                                    104,300                                           7,676,480
Sunoco Inc                                                    144,100                                          13,718,320
Tesoro Corp                                                   165,200                                          11,972,044
Valero Energy Corp                                            148,600                                           9,277,098
                                                                                                      --------------------
                                                                                                               59,913,062
                                                                                                      --------------------
Physician Practice Management (0.43%)
American Healthways Inc (a)                                    53,680                                           2,398,422
                                                                                                      --------------------

Property & Casualty Insurance (1.57%)
Fidelity National Financial Inc                               197,500                                           7,795,325
Philadelphia Consolidated Holding Co (a)                       10,100                                             981,215
                                                                                                      --------------------
                                                                                                                8,776,540
                                                                                                      --------------------
Publicly Traded Investment Fund (1.56%)
iShares Russell Midcap Growth Index Fund                       87,500                                           8,699,250
                                                                                                      --------------------

Publishing - Periodicals (0.21%)
Reader's Digest Association Inc/The                            73,900                                           1,174,271
                                                                                                      --------------------

Racetracks (1.90%)
Penn National Gaming Inc (a)                                  330,600                                          10,612,260
                                                                                                      --------------------

Real Estate Magagement & Services (0.53%)
Jones Lang LaSalle Inc                                         50,200                                           2,955,274
                                                                                                      --------------------

Real Estate Operator & Developer (0.02%)
Consolidated-Tomoka Land Co                                     1,400                                              98,826
                                                                                                      --------------------

REITS - Diversified (0.77%)
Vornado Realty Trust                                           48,800                                           4,310,992
                                                                                                      --------------------

REITS - Hotels (0.32%)
Host Marriott Corp                                             88,600                                           1,767,570
                                                                                                      --------------------

Remediation Services (0.20%)
Clean Harbors Inc (a)                                          40,600                                           1,094,576
                                                                                                      --------------------

Research & Development (1.26%)
Pharmaceutical Product Development Inc                        101,300                                           7,007,934
                                                                                                      --------------------

Respiratory Products (0.39%)
Resmed Inc (a)                                                 55,400                                           2,184,976
                                                                                                      --------------------

Retail - Apparel & Shoe (2.71%)
Men's Wearhouse Inc (a)                                        51,100                                           1,746,087
Nordstrom Inc                                                 202,600                                           8,452,472
Urban Outfitters Inc (a)                                      180,300                                           4,923,993
                                                                                                      --------------------
                                                                                                               15,122,552
                                                                                                      --------------------

Retail - Automobile (0.17%)
Copart Inc (a)                                                 37,700                                             949,663
                                                                                                      --------------------

Retail - Bedding (0.55%)
Bed Bath & Beyond Inc (a)                                      82,500                                           3,086,325
                                                                                                      --------------------

Retail - Discount (0.67%)
BJ's Wholesale Club Inc (a)                                    60,200                                           1,934,828
TJX Cos Inc                                                    71,400                                           1,822,842
                                                                                                      --------------------
                                                                                                                3,757,670
                                                                                                      --------------------
Retail - Regional Department Store (0.22%)
Federated Department Stores Inc                                18,700                                           1,245,981
                                                                                                      --------------------

Schools (0.16%)
Career Education Corp (a)                                      27,500                                             893,475
                                                                                                      --------------------

Schools - Day Care (0.23%)
Bright Horizons Family Solutions Inc (a)                       32,500                                           1,270,100
                                                                                                      --------------------

Semiconductor Component - Integrated Circuits (0.96%)
Emulex Corp (a)                                               100,800                                           1,849,680
Linear Technology Corp                                         28,900                                           1,075,369
Marvell Technology Group Ltd (a)                               35,400                                           2,422,068
                                                                                                      --------------------
                                                                                                                5,347,117
                                                                                                      --------------------
Semiconductor Equipment (0.99%)
Lam Research Corp (a)                                          86,739                                           4,027,292
Tessera Technologies Inc (a)                                   46,400                                           1,497,792
                                                                                                      --------------------
                                                                                                                5,525,084
                                                                                                      --------------------
Steel - Producers (1.40%)
Carpenter Technology Corp                                      23,900                                           2,164,384
Nucor Corp                                                     67,300                                           5,668,679
                                                                                                      --------------------
                                                                                                                7,833,063
                                                                                                      --------------------
Telecommunication Equipment (0.85%)
Harris Corp                                                    67,000                                           3,110,810
Plantronics Inc                                                47,000                                           1,645,000
                                                                                                      --------------------
                                                                                                                4,755,810
                                                                                                      --------------------
Television (0.05%)
Liberty Corp                                                    6,400                                             303,104
                                                                                                      --------------------

Therapeutics (3.27%)
Gilead Sciences Inc (a)                                       173,900                                          10,585,293
United Therapeutics Corp (a)                                  118,700                                           7,676,329
                                                                                                      --------------------
                                                                                                               18,261,622
                                                                                                      --------------------
Transport - Rail (1.07%)
Norfolk Southern Corp                                         119,800                                           5,970,832
                                                                                                      --------------------

Transport - Services (0.25%)
CH Robinson Worldwide Inc                                      35,200                                           1,424,192
                                                                                                      --------------------

Wireless Equipment (0.34%)
American Tower Corp (a)                                        60,720                                           1,878,677
                                                                                                      --------------------
TOTAL COMMON STOCKS                                                                                  $        549,125,227
                                                                                                      --------------------
Total Investments                                                                                    $        549,125,227
Other Assets in Excess of Liabilities, Net - 1.61%                                                              8,965,193
                                                                                                      --------------------
TOTAL NET ASSETS - 100.00%                                                                           $        558,090,420
                                                                                                      ====================
                                                                                                      --------------------

                                                                                                      ====================


(a) Non-Income Producing Security Unrealized Appreciation (Depreciation)

Unrealized Appreciation                                         94,519,438
Unrealized Depreciation                                        (8,660,769)
                                                       --------------------
Net Unrealized Appreciation (Depreciation)                      85,858,669
Cost for federal income tax purposes                           463,266,558


Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Sector                                                             Percent
---------------------------------------------------------------------------
Consumer, Cyclical                                                  20.03%
Technology                                                          19.33%
Consumer, Non-cyclical                                              17.73%
Energy                                                              11.95%
Industrial                                                          10.93%
Financial                                                            9.56%
Communications                                                       4.10%
Basic Materials                                                      2.19%
Funds                                                                1.56%
Utilities                                                            0.69%
Diversified                                                          0.32%
Other Assets in Excess of Liabilities, Net                           1.61%
                                                       --------------------
TOTAL NET ASSETS                                                   100.00%
                                                       ====================


Schedule of Investments
January 31, 2006 (unaudited)
Partners MidCap Value Fund
                                                            Shares
                                                             Held                                           Value
                                                          ---------------------------------------------------------------
COMMON STOCKS (94.86%)
Apparel Manufacturers (0.42%)
Jones Apparel Group Inc                                       85,900                                $          2,686,952
                                                                                                     --------------------

Appliances (1.55%)
Whirlpool Corp (a)                                           121,600                                           9,810,688
                                                                                                     --------------------

Auto/Truck Parts & Equipment - Original (1.43%)
Johnson Controls Inc                                         131,100                                           9,077,364
                                                                                                     --------------------

Beverages - Wine & Spirits (1.28%)
Constellation Brands Inc (b)                                 304,700                                           8,132,443
                                                                                                     --------------------

Building - Heavy Construction (1.25%)
Chicago Bridge & Iron Co NV (a)                              257,000                                           7,928,450
                                                                                                     --------------------

Building - Residential & Commercial (12.02%)
Beazer Homes USA Inc (a)                                     102,300                                           7,451,532
Centex Corp                                                  191,900                                          13,699,741
Hovnanian Enterprises Inc (b)                                242,400                                          11,737,008
KB Home                                                      150,500                                          11,468,100
Lennar Corp                                                  189,800                                          11,873,888
NVR Inc (b)                                                   12,200                                           9,689,850
Pulte Homes Inc                                              255,400                                          10,190,460
                                                                                                     --------------------
                                                                                                              76,110,579
                                                                                                     --------------------
Coal (4.37%)
Alpha Natural Resources Inc (a)(b)                           310,000                                           7,294,300
Arch Coal Inc (a)                                            119,900                                          10,397,728
Peabody Energy Corp                                          100,300                                           9,980,853
                                                                                                     --------------------
                                                                                                              27,672,881
                                                                                                     --------------------
Commercial Banks (0.18%)
First Horizon National Corp                                   30,900                                           1,170,183
                                                                                                     --------------------

Computers - Peripheral Equipment (1.39%)
Lexmark International Inc (b)                                181,100                                           8,796,027
                                                                                                     --------------------

Consumer Products - Miscellaneous (2.05%)
Jarden Corp (a)(b)                                           302,800                                           7,460,992
Spectrum Brands Inc (b)                                      291,500                                           5,512,265
                                                                                                     --------------------
                                                                                                              12,973,257
                                                                                                     --------------------
Diversified Manufacturing Operations (2.10%)
Eaton Corp                                                    98,900                                           6,547,180
Ingersoll-Rand Co Ltd                                        172,600                                           6,778,002
                                                                                                     --------------------
                                                                                                              13,325,182
                                                                                                     --------------------
Electric - Integrated (4.79%)
DPL Inc                                                      360,300                                           9,238,092
Edison International                                         196,300                                           8,601,866
TXU Corp                                                     246,000                                          12,457,440
                                                                                                     --------------------
                                                                                                              30,297,398
                                                                                                     --------------------

Electronic Components - Semiconductors (1.02%)
International Rectifier Corp (b)                             178,100                                           6,477,497
                                                                                                     --------------------

Finance - Investment Banker & Broker (1.35%)
Bear Stearns Cos Inc/The                                      67,400                                           8,523,404
                                                                                                     --------------------

Finance - Mortgage Loan/Banker (1.63%)
IndyMac Bancorp Inc                                          252,400                                          10,313,064
                                                                                                     --------------------

Financial Guarantee Insurance (3.39%)
AMBAC Financial Group Inc                                     83,500                                           6,413,635
PMI Group Inc/The                                            238,500                                          10,310,355
Radian Group Inc                                              82,300                                           4,710,029
                                                                                                     --------------------
                                                                                                              21,434,019
                                                                                                     --------------------
Independent Power Producer (2.21%)
Mirant Corp (a)(b)                                           227,500                                           6,370,000
NRG Energy Inc (a)(b)                                        158,500                                           7,650,795
                                                                                                     --------------------
                                                                                                              14,020,795
                                                                                                     --------------------
Internet Security (1.22%)
Check Point Software Technologies (b)                        356,300                                           7,710,332
                                                                                                     --------------------

Machinery - Construction & Mining (4.05%)
Joy Global Inc                                               227,950                                          12,318,418
Terex Corp (b)                                               188,600                                          13,296,300
                                                                                                     --------------------
                                                                                                              25,614,718
                                                                                                     --------------------
Medical - Drugs (1.31%)
Shire PLC ADR (a)                                            169,600                                           8,268,000
                                                                                                     --------------------

Medical - HMO (1.54%)
Coventry Health Care Inc (b)                                 125,800                                           7,493,906
WellPoint Inc (b)                                             29,000                                           2,227,200
                                                                                                     --------------------
                                                                                                               9,721,106
                                                                                                     --------------------
Medical - Hospitals (0.98%)
Triad Hospitals Inc (b)                                      150,400                                           6,175,424
                                                                                                     --------------------

Metal - Copper (1.97%)
Phelps Dodge Corp                                             77,900                                          12,502,950
                                                                                                     --------------------

Motorcycle/Motor Scooter (1.41%)
Harley-Davidson Inc (a)                                      167,100                                           8,944,863
                                                                                                     --------------------

Oil Company - Exploration & Production (11.76%)
Canadian Natural Resources Ltd                               273,100                                          16,932,200
Denbury Resources Inc (b)                                    439,000                                          13,069,030
Quicksilver Resources Inc (b)                                241,800                                          12,155,286
Southwestern Energy Co (b)                                   135,600                                           5,849,784
Talisman Energy Inc                                          245,300                                          14,946,129
XTO Energy Inc                                               234,854                                          11,526,634
                                                                                                     --------------------
                                                                                                              74,479,063
                                                                                                     --------------------
Oil Refining & Marketing (1.72%)
Sunoco Inc                                                   114,200                                          10,871,840
                                                                                                     --------------------

Pharmacy Services (1.39%)
Omnicare Inc                                                 177,100                                           8,801,870
                                                                                                     --------------------


Pipelines (1.93%)
National Fuel Gas Co                                         127,800                                           4,204,620
Williams Cos Inc                                             336,100                                           8,012,624
                                                                                                     --------------------
                                                                                                              12,217,244
                                                                                                     --------------------
Reinsurance (1.06%)
Endurance Specialty Holdings Ltd                             202,900                                           6,681,497
                                                                                                     --------------------

REITS - Diversified (2.28%)
Colonial Properties Trust (a)                                153,700                                           7,104,014
iStar Financial Inc                                          203,500                                           7,303,615
                                                                                                     --------------------
                                                                                                              14,407,629
                                                                                                     --------------------
REITS - Office Property (0.85%)
Trizec Properties Inc                                        231,600                                           5,393,964
                                                                                                     --------------------

REITS - Shopping Centers (1.52%)
Developers Diversified Realty Corp                           194,800                                           9,595,848
                                                                                                     --------------------

Retail - Apparel & Shoe (2.92%)
Foot Locker Inc                                              317,100                                           7,204,512
HOT Topic Inc (a)(b)                                         247,800                                           3,558,408
Ross Stores Inc                                              270,600                                           7,712,100
                                                                                                     --------------------
                                                                                                              18,475,020
                                                                                                     --------------------
Retail - Auto Parts (1.38%)
Advance Auto Parts Inc                                       200,450                                           8,733,607
                                                                                                     --------------------

Retail - Discount (1.32%)
TJX Cos Inc                                                  328,400                                           8,384,052
                                                                                                     --------------------

Savings & Loans - Thrifts (2.65%)
Astoria Financial Corp                                       200,150                                           5,764,320
Hudson City Bancorp Inc                                      889,000                                          11,041,380
                                                                                                     --------------------
                                                                                                              16,805,700
                                                                                                     --------------------
Schools (1.30%)
Career Education Corp (a)(b)                                 252,700                                           8,210,223
                                                                                                     --------------------

Telecommunication Equipment (1.89%)
Arris Group Inc (b)                                          448,000                                           5,268,480
Avaya Inc (a)(b)                                             635,400                                           6,703,470
                                                                                                     --------------------
                                                                                                              11,971,950
                                                                                                     --------------------
Telecommunication Services (0.76%)
Amdocs Ltd (b)                                               150,100                                           4,833,220
                                                                                                     --------------------

Transport - Marine (3.65%)
Frontline Ltd (a)                                            165,600                                           6,619,032
General Maritime Corp (a)                                    162,800                                           6,111,512
Overseas Shipholding Group                                   105,500                                           5,441,690
Teekay Shipping Corp (a)                                     127,600                                           4,955,984
                                                                                                     --------------------
                                                                                                              23,128,218
                                                                                                     --------------------
Vitamins & Nutrition Products (1.57%)
NBTY Inc (b)                                                 479,600                                           9,922,924
                                                                                                     --------------------
TOTAL COMMON STOCKS                                                                                 $        600,601,445
                                                                                                     --------------------

                                                          Principal
                                                            Amount                                          Value
                                                          ---------------------------------------------------------------
REPURCHASE AGREEMENTS (9.62%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006                                        60,912,427                                          60,905,000
(collateralized by Federal Home Loan Bank ARM;
$62,278,426; 12/1/2035)  (c)
                                                                                                     --------------------

TOTAL REPURCHASE AGREEMENTS                                                                         $         60,905,000
                                                                                                     --------------------
Total Investments                                                                                   $        661,506,445
Liabilities in Excess of Other Assets, Net - (4.48)%                                                        (28,335,060)
                                                                                                     --------------------
TOTAL NET ASSETS - 100.00%                                                                          $        633,171,385
                                                                                                     ====================
                                                                                                     --------------------

                                                                                                     ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $         93,360,111
Unrealized Depreciation                                        (16,485,053)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                       76,875,058
Cost for federal income tax purposes                            584,631,387


Portfolio Summary (unaudited)
----------------------------------------------------------------------------
Sector                                                              Percent
----------------------------------------------------------------------------
Financial                                                            24.52%
Consumer, Cyclical                                                   22.46%
Energy                                                               19.78%
Consumer, Non-cyclical                                               11.40%
Industrial                                                           11.06%
Utilities                                                             7.00%
Communications                                                        3.87%
Technology                                                            2.41%
Basic Materials                                                       1.98%
Liabilities in Excess of Other Assets, Net                         (-4.48%)
                                                        --------------------
TOTAL NET ASSETS                                                    100.00%
                                                        ====================


Schedule of Investments
January 31, 2006 (unaudited)
Partners MidCap Value Fund I
                                                           Shares
                                                            Held                                           Value
                                                         ---------------------------------------------------------------
COMMON STOCKS (96.93%)
Advertising Agencies (0.06%)
Omnicom Group Inc                                             4,200                                $            343,518
                                                                                                    --------------------

Advertising Sales (0.89%)
Lamar Advertising Co (a)                                    117,916                                           5,414,703
                                                                                                    --------------------

Advertising Services (0.01%)
Getty Images Inc (a)                                            690                                              56,339
                                                                                                    --------------------

Aerospace & Defense (1.11%)
Lockheed Martin Corp                                            600                                              40,590
Northrop Grumman Corp                                           200                                              12,426
Rockwell Collins Inc                                        142,770                                           6,698,768
                                                                                                    --------------------
                                                                                                              6,751,784
                                                                                                    --------------------
Aerospace & Defense Equipment (1.13%)
Alliant Techsystems Inc (a)                                  89,185                                           6,911,837
                                                                                                    --------------------

Agricultural Chemicals (0.48%)
Agrium Inc                                                  123,568                                           2,947,097
                                                                                                    --------------------

Agricultural Operations (1.20%)
Archer-Daniels-Midland Co                                   232,333                                           7,318,490
                                                                                                    --------------------

Airlines (0.10%)
Southwest Airlines Co                                        35,900                                             590,914
                                                                                                    --------------------

Apparel Manufacturers (0.13%)
Liz Claiborne Inc                                            23,222                                             806,268
                                                                                                    --------------------

Appliances (0.01%)
Whirlpool Corp                                                  900                                              72,612
                                                                                                    --------------------

Applications Software (0.07%)
Citrix Systems Inc (a)                                        3,227                                              99,521
Compuware Corp (a)                                           25,725                                             211,974
Intuit Inc (a)                                                1,911                                             100,003
Siebel Systems Inc                                            4,207                                              44,636
                                                                                                    --------------------
                                                                                                                456,134
                                                                                                    --------------------
Audio & Video Products (0.01%)
Harman International Industries Inc                             700                                              77,000
                                                                                                    --------------------

Auto - Car & Light Trucks (0.07%)
Ford Motor Co                                                52,423                                             449,789
                                                                                                    --------------------

Auto - Medium & Heavy Duty Trucks (0.02%)
Navistar International Corp (a)                               5,059                                             137,605
                                                                                                    --------------------

Auto/Truck Parts & Equipment - Original (0.68%)
Autoliv Inc                                                  67,356                                           3,299,770
BorgWarner Inc                                                  600                                              33,078

Dana Corp                                                    10,600                                              51,622
Johnson Controls Inc                                          9,687                                             670,728
Lear Corp                                                       492                                              12,472
TRW Automotive Holdings Corp (a)                              3,927                                             100,924
                                                                                                    --------------------
                                                                                                              4,168,594
                                                                                                    --------------------
Beverages - Non-alcoholic (0.39%)
Pepsi Bottling Group Inc                                     82,453                                           2,391,137
                                                                                                    --------------------

Beverages - Wine & Spirits (0.06%)
Brown-Forman Corp                                             5,567                                             394,812
                                                                                                    --------------------

Building - Residential & Commercial (1.50%)
Centex Corp                                                   1,500                                             107,085
Hovnanian Enterprises Inc (a)                                     4                                                 194
Lennar Corp                                                 139,171                                           8,706,538
MDC Holdings Inc                                                162                                              10,279
Meritage Homes Corp (a)                                       1,660                                             100,430
Pulte Homes Inc                                                 647                                              25,815
Standard-Pacific Corp                                         4,758                                             185,086
                                                                                                    --------------------
                                                                                                              9,135,427
                                                                                                    --------------------
Building Products - Air & Heating (1.39%)
American Standard Cos Inc                                   235,079                                           8,462,844
                                                                                                    --------------------

Building Products - Cement & Aggregate (0.01%)
Florida Rock Industries Inc                                     934                                              50,492
                                                                                                    --------------------

Cable TV (0.05%)
EchoStar Communications Corp (a)                             11,400                                             314,640
                                                                                                    --------------------

Casino Hotels (1.87%)
Harrah's Entertainment Inc                                  154,759                                          11,390,262
                                                                                                    --------------------

Casino Services (0.00%)
International Game Technology                                   200                                               7,156
                                                                                                    --------------------

Chemicals - Diversified (0.83%)
FMC Corp                                                      7,322                                             413,107
Rohm & Haas Co                                               91,256                                           4,644,931
                                                                                                    --------------------
                                                                                                              5,058,038
                                                                                                    --------------------
Chemicals - Specialty (0.78%)
Ashland Inc                                                   3,497                                             230,522
Cabot Corp                                                    3,900                                             152,958
Chemtura Corp                                               320,348                                           4,026,774
Cytec Industries Inc                                            300                                              14,880
Engelhard Corp                                                3,800                                             153,140
Lubrizol Corp                                                 3,962                                             181,222
                                                                                                    --------------------
                                                                                                              4,759,496
                                                                                                    --------------------
Coal (0.02%)
Consol Energy Inc                                               828                                              60,361
Peabody Energy Corp                                             375                                              37,316
                                                                                                    --------------------
                                                                                                                 97,677
                                                                                                    --------------------
Coatings & Paint (0.02%)
RPM International Inc                                         4,900                                              92,610
                                                                                                    --------------------

Commercial Banks (5.06%)
Associated Banc-Corp                                             99                                               3,350

BOK Financial Corp                                            2,264                                             103,238
City National Corp/Beverly Hills CA                           7,800                                             584,766
Colonial BancGroup Inc/The                                    4,173                                             103,908
Commerce Bancorp Inc/NJ                                      20,648                                             690,469
Commerce Bancshares Inc/Kansas City MO                       46,302                                           2,340,566
Compass Bancshares Inc                                        3,726                                             181,531
First Horizon National Corp                                   2,829                                             107,134
FirstMerit Corp                                             172,683                                           4,360,246
Hudson United Bancorp                                         1,819                                              75,761
M&T Bank Corp                                                75,454                                           8,171,668
Mercantile Bankshares Corp                                   10,150                                             385,193
North Fork Bancorporation Inc                                23,100                                             594,132
Regions Financial Corp                                        6,754                                             224,098
Synovus Financial Corp                                        5,000                                             138,350
TD Banknorth Inc                                             51,900                                           1,504,062
UnionBanCal Corp                                              3,799                                             254,875
Zions Bancorporation                                        139,373                                          11,020,223
                                                                                                    --------------------
                                                                                                             30,843,570
                                                                                                    --------------------
Commercial Services (0.03%)
Alliance Data Systems Corp (a)                                  886                                              37,433
Convergys Corp (a)                                            3,484                                              59,925
Weight Watchers International Inc                             1,200                                              56,448
                                                                                                    --------------------
                                                                                                                153,806
                                                                                                    --------------------
Commercial Services - Finance (0.19%)
Interactive Data Corp                                           121                                               2,728
Moody's Corp                                                 12,600                                             797,832
Paychex Inc                                                   9,698                                             352,522
                                                                                                    --------------------
                                                                                                              1,153,082
                                                                                                    --------------------
Computer Aided Design (0.00%)
Autodesk Inc                                                    300                                              12,177
                                                                                                    --------------------

Computer Services (0.74%)
Ceridian Corp (a)                                               901                                              22,236
Cognizant Technology Solutions Corp (a)                         883                                              46,243
Computer Sciences Corp (a)                                   38,491                                           1,951,494
Electronic Data Systems Corp                                 31,500                                             793,485
Unisys Corp (a)                                             258,420                                           1,728,830
                                                                                                    --------------------
                                                                                                              4,542,288
                                                                                                    --------------------
Computers (0.03%)
Apple Computer Inc (a)                                        1,300                                              98,163
Sun Microsystems Inc (a)                                     18,019                                              81,085
                                                                                                    --------------------
                                                                                                                179,248
                                                                                                    --------------------
Computers - Integrated Systems (0.01%)
Diebold Inc                                                   1,154                                              45,133
                                                                                                    --------------------

Computers  -Memory Devices (0.04%)
SanDisk Corp (a)                                              3,265                                             219,930
Western Digital Corp (a)                                      1,478                                              32,309
                                                                                                    --------------------
                                                                                                                252,239
                                                                                                    --------------------
Consulting Services (1.01%)
BearingPoint Inc (a)(b)                                     748,115                                           6,149,505
                                                                                                    --------------------

Consumer Products - Miscellaneous (1.10%)
American Greetings Corp                                       5,500                                             112,255
Clorox Co                                                   110,021                                           6,584,757
                                                                                                    --------------------
                                                                                                              6,697,012
                                                                                                    --------------------

Containers - Metal & Glass (0.01%)
Ball Corp                                                       200                                               8,100
Owens-Illinois Inc (a)                                        2,074                                              45,607
                                                                                                    --------------------
                                                                                                                 53,707
                                                                                                    --------------------
Containers - Paper & Plastic (1.11%)
Bemis Co                                                     17,800                                             543,256
Packaging Corp of America (b)                               240,150                                           5,571,480
Pactiv Corp (a)                                              10,700                                             237,968
Sonoco Products Co                                           14,000                                             433,580
                                                                                                    --------------------
                                                                                                              6,786,284
                                                                                                    --------------------
Cosmetics & Toiletries (0.01%)
Estee Lauder Cos Inc/The                                        900                                              32,823
                                                                                                    --------------------

Data Processing & Management (0.09%)
Fair Isaac Corp                                                 720                                              31,911
Fiserv Inc (a)                                                  138                                               6,069
Global Payments Inc                                           3,872                                             197,201
SEI Investments Co                                            7,400                                             305,250
                                                                                                    --------------------
                                                                                                                540,431
                                                                                                    --------------------
Diagnostic Equipment (0.01%)
Gen-Probe Inc (a)                                             1,150                                              57,995
                                                                                                    --------------------

Diagnostic Kits (0.01%)
Dade Behring Holdings Inc                                     1,084                                              42,417
                                                                                                    --------------------

Dialysis Centers (0.01%)
Renal Care Group Inc (a)                                        764                                              36,244
                                                                                                    --------------------

Distribution & Wholesale (0.81%)
CDW Corp (b)                                                 10,803                                             604,968
Ingram Micro Inc (a)                                        199,707                                           3,864,330
Tech Data Corp (a)                                            7,300                                             300,979
WW Grainger Inc                                               2,700                                             191,511
                                                                                                    --------------------
                                                                                                              4,961,788
                                                                                                    --------------------
Diversified Manufacturing Operations (2.03%)
Brink's Co/The                                                1,700                                              90,440
Carlisle Cos Inc                                             53,139                                           3,688,378
Cooper Industries Ltd                                        96,848                                           7,907,639
Danaher Corp                                                    116                                               6,570
Harsco Corp                                                   2,663                                             210,963
Leggett & Platt Inc                                           3,800                                              93,556
Roper Industries Inc                                          1,100                                              44,385
Teleflex Inc                                                  5,100                                             321,657
                                                                                                    --------------------
                                                                                                             12,363,588
                                                                                                    --------------------
Diversified Operations & Commercial Services (0.02%)
Cendant Corp                                                  9,049                                             151,480
                                                                                                    --------------------

E-Commerce - Products (0.13%)
Amazon.Com Inc (a)                                           17,900                                             802,278
                                                                                                    --------------------

E-Commerce - Services (0.03%)
eBay Inc (a)                                                  3,000                                             129,300
IAC/InterActiveCorp (a)                                       1,200                                              34,824
                                                                                                    --------------------
                                                                                                                164,124
                                                                                                    --------------------
Electric - Integrated (9.80%)
Allegheny Energy Inc (a)                                      1,045                                              36,356

Alliant Energy Corp                                           9,900                                             293,634
Ameren Corp                                                   2,178                                             110,555
American Electric Power Co Inc                                3,609                                             134,688
CMS Energy Corp (a)(b)                                       87,001                                           1,258,904
Constellation Energy Group Inc                                7,100                                             413,717
DPL Inc                                                      82,370                                           2,111,967
Edison International                                        207,508                                           9,093,001
Energy East Corp                                                700                                              17,395
Entergy Corp                                                136,253                                           9,470,946
FirstEnergy Corp                                             66,297                                           3,321,480
FPL Group Inc                                                 5,166                                             215,887
Great Plains Energy Inc                                         600                                              17,118
Northeast Utilities                                         106,930                                           2,125,768
NSTAR                                                         1,498                                              43,052
PG&E Corp                                                   232,534                                           8,675,844
Pinnacle West Capital Corp                                    3,700                                             157,657
PNM Resources Inc                                            41,348                                           1,015,920
PPL Corp                                                    431,895                                          13,012,996
Public Service Enterprise Group Inc                          26,127                                           1,818,962
TXU Corp                                                     32,898                                           1,665,955
Westar Energy Inc                                                11                                                 227
Wisconsin Energy Corp                                        98,841                                           4,102,890
WPS Resources Corp                                           11,400                                             639,312
                                                                                                    --------------------
                                                                                                             59,754,231
                                                                                                    --------------------
Electric Products - Miscellaneous (0.03%)
Ametek Inc                                                    3,959                                             162,873
Molex Inc                                                     1,700                                              51,425
                                                                                                    --------------------
                                                                                                                214,298
                                                                                                    --------------------
Electronic Components - Miscellaneous (0.10%)
AVX Corp.                                                     4,300                                              71,466
Sanmina-SCI Corp (a)                                         12,056                                              50,756
Solectron Corp (a)                                           11,400                                              43,548
Vishay Intertechnology Inc (a)                               28,416                                             449,825
                                                                                                    --------------------
                                                                                                                615,595
                                                                                                    --------------------
Electronic Components - Semiconductors (0.39%)
Advanced Micro Devices Inc (a)                                  932                                              39,014
Cree Inc (a)                                                  1,300                                              33,969
Freescale Semiconductor Inc - A Shares (a)(b)                47,476                                           1,194,496
Freescale Semiconductor Inc - B Shares (a)                    6,600                                             166,650
Intersil Corp                                                 2,100                                              61,026
LSI Logic Corp (a)                                           71,320                                             652,578
MEMC Electronic Materials Inc (a)                             2,000                                              57,160
Microchip Technology Inc                                        900                                              33,759
Micron Technology Inc (a)                                    10,984                                             161,245
Nvidia Corp (a)                                                 200                                               8,992
                                                                                                    --------------------
                                                                                                              2,408,889
                                                                                                    --------------------
Electronic Connectors (1.04%)
Amphenol Corp (b)                                           121,076                                           6,154,293
Thomas & Betts Corp (a)                                       4,100                                             183,065
                                                                                                    --------------------
                                                                                                              6,337,358
                                                                                                    --------------------
Electronic Forms (0.03%)
Adobe Systems Inc                                             3,876                                             153,955
                                                                                                    --------------------

Electronic Parts Distribution (0.04%)
Arrow Electronics Inc (a)                                     3,278                                             112,632
Avnet Inc (a)                                                 5,854                                             143,130
                                                                                                    --------------------
                                                                                                                255,762
                                                                                                    --------------------

Engineering - Research & Development Services (0.07%)
Fluor Corp                                                    4,629                                             407,121
                                                                                                    --------------------

Engines - Internal Combustion (0.02%)
Briggs & Stratton Corp                                        1,626                                              56,568
Cummins Inc                                                     783                                              76,186
                                                                                                    --------------------
                                                                                                                132,754
                                                                                                    --------------------
Enterprise Software & Services (0.03%)
BEA Systems Inc (a)                                           2,531                                              26,246
Novell Inc (a)                                               11,184                                             108,932
Sybase Inc (a)                                                2,037                                              43,979
                                                                                                    --------------------
                                                                                                                179,157
                                                                                                    --------------------
Entertainment Software (1.11%)
Activision Inc (a)                                          473,142                                           6,784,856
                                                                                                    --------------------

Fiduciary Banks (1.02%)
Mellon Financial Corp                                         4,800                                             169,296
Northern Trust Corp                                         111,132                                           5,802,202
State Street Corp                                             4,000                                             241,840
Wilmington Trust Corp                                           268                                              11,122
                                                                                                    --------------------
                                                                                                              6,224,460
                                                                                                    --------------------
Filtration & Separation Products (0.00%)
Donaldson Co Inc                                                400                                              13,820
                                                                                                    --------------------

Finance - Auto Loans (0.03%)
WFS Financial Inc (a)                                         2,516                                             200,022
                                                                                                    --------------------

Finance - Commercial (0.92%)
CIT Group Inc                                               104,796                                           5,589,819
                                                                                                    --------------------

Finance - Investment Banker & Broker (2.04%)
AG Edwards Inc                                                9,500                                             451,915
Bear Stearns Cos Inc/The                                     83,797                                          10,596,969
Charles Schwab Corp/The                                      15,500                                             229,245
E*Trade Financial Corp (a)                                    9,760                                             232,190
Goldman Sachs Group Inc                                       1,903                                             268,799
Lehman Brothers Holdings Inc                                  2,550                                             358,147
TD Ameritrade Holding Corp                                   15,283                                             309,328
                                                                                                    --------------------
                                                                                                             12,446,593
                                                                                                    --------------------
Finance - Mortgage Loan/Banker (0.12%)
Countrywide Financial Corp                                      260                                               8,694
Thornburg Mortgage Inc                                       27,257                                             698,597
                                                                                                    --------------------
                                                                                                                707,291
                                                                                                    --------------------
Finance - Other Services (0.05%)
Chicago Mercantile Exchange Holdings Inc                        734                                             310,666
                                                                                                    --------------------

Financial Guarantee Insurance (3.06%)
AMBAC Financial Group Inc                                   158,110                                          12,144,429
MBIA Inc                                                      8,512                                             523,999
PMI Group Inc/The                                           127,620                                           5,517,012
Radian Group Inc                                              8,200                                             469,286
                                                                                                    --------------------
                                                                                                             18,654,726
                                                                                                    --------------------
Food - Canned (0.00%)
TreeHouse Foods Inc (a)                                         400                                               7,860
                                                                                                    --------------------


Food - Dairy Products (0.00%)
Dean Foods Co (a)                                               357                                              13,541
                                                                                                    --------------------

Food - Meat Products (0.89%)
Smithfield Foods Inc (a)                                    192,752                                           5,173,464
Tyson Foods Inc                                              18,388                                             263,500
                                                                                                    --------------------
                                                                                                              5,436,964
                                                                                                    --------------------
Food - Miscellaneous/Diversified (0.01%)
ConAgra Foods Inc                                             1,520                                              31,510
                                                                                                    --------------------

Food - Retail (0.00%)
Kroger Co/The (a)                                                52                                                 957
Safeway Inc                                                     197                                               4,617
                                                                                                    --------------------
                                                                                                                  5,574
                                                                                                    --------------------
Food - Wholesale & Distribution (0.14%)
Supervalu Inc                                                13,095                                             418,124
Sysco Corp                                                   13,724                                             421,052
                                                                                                    --------------------
                                                                                                                839,176
                                                                                                    --------------------
Forestry (1.28%)
Plum Creek Timber Co Inc                                    207,228                                           7,655,002
Weyerhaeuser Co                                               2,101                                             146,566
                                                                                                    --------------------
                                                                                                              7,801,568
                                                                                                    --------------------
Funeral Services & Related Items (0.03%)
Service Corp International/US                                19,130                                             156,483
                                                                                                    --------------------

Gas - Distribution (1.52%)
AGL Resources Inc                                           234,166                                           8,378,459
Energen Corp                                                 17,800                                             694,556
Oneok Inc                                                     2,810                                              79,411
Sempra Energy                                                 2,100                                             100,905
Southern Union Co (a)                                         1,600                                              40,320
                                                                                                    --------------------
                                                                                                              9,293,651
                                                                                                    --------------------
Health Care Cost Containment (0.02%)
McKesson Corp                                                 2,600                                             137,800
                                                                                                    --------------------

Home Decoration Products (1.07%)
Newell Rubbermaid Inc                                       276,650                                           6,540,006
                                                                                                    --------------------

Hotels & Motels (0.01%)
Starwood Hotels & Resorts Worldwide Inc                         548                                              33,324
                                                                                                    --------------------

Human Resources (0.11%)
Manpower Inc                                                  9,440                                             508,155
Robert Half International Inc                                 4,200                                             153,426
                                                                                                    --------------------
                                                                                                                661,581
                                                                                                    --------------------
Instruments - Scientific (0.02%)
Applera Corp - Applied Biosystems Group                         800                                              22,672
PerkinElmer Inc                                               4,338                                              98,646
                                                                                                    --------------------
                                                                                                                121,318
                                                                                                    --------------------
Insurance Brokers (0.68%)
Brown & Brown Inc                                            14,100                                             405,093
Willis Group Holdings Ltd                                   107,720                                           3,738,961
                                                                                                    --------------------
                                                                                                              4,144,054
                                                                                                    --------------------

Internet Infrastructure Equipment (0.54%)
Avocent Corp (a)(b)                                          99,597                                           3,313,592
                                                                                                    --------------------

Internet Security (0.09%)
Checkfree Corp (a)                                            3,559                                             184,428
McAfee Inc (a)                                               11,258                                             261,073
VeriSign Inc (a)                                              3,667                                              87,091
                                                                                                    --------------------
                                                                                                                532,592
                                                                                                    --------------------
Investment Companies (0.39%)
Allied Capital Corp                                           3,601                                             102,665
American Capital Strategies Ltd (b)                          63,620                                           2,261,691
                                                                                                    --------------------
                                                                                                              2,364,356
                                                                                                    --------------------
Investment Management & Advisory Services (0.93%)
Affiliated Managers Group (a)                                   840                                              77,952
Blackrock, Inc.                                               8,900                                           1,181,920
Eaton Vance Corp                                            102,460                                           2,952,897
Federated Investors Inc                                      10,000                                             386,100
Franklin Resources Inc                                          500                                              49,250
Janus Capital Group Inc                                      12,400                                             259,036
Legg Mason Inc                                                4,200                                             544,740
Nuveen Investments Inc                                        1,200                                              54,444
T Rowe Price Group Inc                                        2,100                                             160,503
                                                                                                    --------------------
                                                                                                              5,666,842
                                                                                                    --------------------
Life & Health Insurance (1.47%)
AmerUs Group Co                                                 100                                               6,137
Cigna Corp                                                    2,258                                             274,573
Conseco, Inc. (a)                                            14,500                                             353,365
Lincoln National Corp                                         1,192                                              65,000
Nationwide Financial Services                                13,116                                             558,217
Protective Life Corp                                          1,764                                              79,292
Reinsurance Group of America Inc                              2,935                                             142,347
Torchmark Corp                                              116,317                                           6,525,384
UnumProvident Corp                                           46,300                                             941,279
                                                                                                    --------------------
                                                                                                              8,945,594
                                                                                                    --------------------
Machinery - Construction & Mining (0.04%)
Terex Corp (a)                                                3,164                                             223,062
                                                                                                    --------------------

Machinery - General Industry (0.01%)
IDEX Corp                                                     1,400                                              64,400
                                                                                                    --------------------

Machinery - Print Trade (1.11%)
Zebra Technologies Corp (a)                                 150,480                                           6,776,114
                                                                                                    --------------------

Machinery - Pumps (0.00%)
Graco Inc                                                       234                                               9,402
                                                                                                    --------------------

Medical  - Outpatient & Home Medical Care (0.64%)
Apria Healthcare Group Inc (a)                              159,867                                           3,895,959
                                                                                                    --------------------

Medical - Biomedical/Gene (2.47%)
Biogen Idec Inc (a)                                          15,664                                             700,964
Celgene Corp (a)                                              8,407                                             598,158
Charles River Laboratories International (a)                157,266                                           7,254,680
Chiron Corp (a)                                                 765                                              34,884
Genzyme Corp (a)                                              3,050                                             216,367
Invitrogen Corp (a)                                           1,794                                             123,571

Medimmune Inc (a)                                           179,182                                           6,113,690
                                                                                                    --------------------
                                                                                                             15,042,314
                                                                                                    --------------------
Medical - Drugs (0.03%)
Cephalon Inc (a)                                              2,065                                             146,388
King Pharmaceuticals Inc (a)                                  2,308                                              43,275
                                                                                                    --------------------
                                                                                                                189,663
                                                                                                    --------------------
Medical - Generic Drugs (0.01%)
Mylan Laboratories Inc                                        2,300                                              45,310
Watson Pharmaceuticals Inc (a)                                  211                                               6,982
                                                                                                    --------------------
                                                                                                                 52,292
                                                                                                    --------------------
Medical - HMO (1.65%)
Coventry Health Care Inc (a)                                 66,380                                           3,954,257
Health Net Inc (a)                                          106,387                                           5,252,326
Humana Inc (a)                                                7,714                                             430,210
UnitedHealth Group Inc                                        4,596                                             273,094
WellPoint Inc (a)                                             1,895                                             145,536
                                                                                                    --------------------
                                                                                                             10,055,423
                                                                                                    --------------------
Medical - Wholesale Drug Distribution (0.05%)
AmerisourceBergen Corp                                        3,504                                             152,915
Cardinal Health Inc                                           1,926                                             138,749
                                                                                                    --------------------
                                                                                                                291,664
                                                                                                    --------------------
Medical Instruments (0.05%)
Boston Scientific Corp (a)                                    4,100                                              89,667
Techne Corp (a)                                               3,395                                             193,006
                                                                                                    --------------------
                                                                                                                282,673
                                                                                                    --------------------
Medical Products (0.00%)
Biomet Inc                                                      100                                               3,781
                                                                                                    --------------------

Metal - Copper (0.03%)
Phelps Dodge Corp                                             1,117                                             179,278
                                                                                                    --------------------

Metal - Diversified (0.02%)
Freeport-McMoRan Copper & Gold Inc                            1,600                                             102,800
                                                                                                    --------------------

Metal Processors & Fabrication (0.58%)
Commercial Metals Co                                         67,420                                           3,190,989
Precision Castparts Corp                                        900                                              44,955
Timken Co                                                     8,902                                             321,985
                                                                                                    --------------------
                                                                                                              3,557,929
                                                                                                    --------------------
Miscellaneous Manufacturers (0.01%)
Aptargroup Inc                                                  800                                              45,152
                                                                                                    --------------------

Multi-line Insurance (0.73%)
American Financial Group Inc/OH                               9,600                                             361,152
Assurant Inc                                                 63,490                                           2,915,461
Genworth Financial Inc                                       12,100                                             396,396
Hanover Insurance Group Inc.                                  2,210                                             107,074
Hartford Financial Services Group Inc                           900                                              74,007
HCC Insurance Holdings Inc                                    7,097                                             220,433
Old Republic International Corp                              18,462                                             396,010
                                                                                                    --------------------
                                                                                                              4,470,533
                                                                                                    --------------------
Multimedia (0.06%)
Media General Inc                                             1,857                                              88,857
News Corp                                                     9,000                                             141,840
Viacom Inc (a)                                                2,826                                             117,223
                                                                                                    --------------------
                                                                                                                347,920
                                                                                                    --------------------

                                                                                                    --------------------
Networking Products (0.01%)
Juniper Networks Inc (a)                                      2,294                                              41,590
                                                                                                    --------------------

Non-hazardous Waste Disposal (0.84%)
Allied Waste Industries Inc (a)                               9,763                                              88,746
Republic Services Inc                                       133,461                                           5,051,499
                                                                                                    --------------------
                                                                                                              5,140,245
                                                                                                    --------------------
Office Automation & Equipment (0.02%)
Xerox Corp (a)                                                8,286                                             118,573
                                                                                                    --------------------

Office Furnishings - Original (0.03%)
HNI Corp                                                      3,176                                             183,255
                                                                                                    --------------------

Office Supplies & Forms (0.00%)
ACCO Brands Corp (a)                                            900                                              22,230
                                                                                                    --------------------

Oil - Field Services (1.37%)
BJ Services Co                                              197,313                                           7,989,203
Tidewater Inc                                                 5,780                                             337,668
                                                                                                    --------------------
                                                                                                              8,326,871
                                                                                                    --------------------
Oil & Gas Drilling (0.08%)
Diamond Offshore Drilling Inc                                   931                                              79,014
ENSCO International Inc                                       1,500                                              76,680
Helmerich & Payne Inc                                         3,100                                             242,916
Patterson-UTI Energy Inc                                      1,260                                              47,401
Pride International Inc (a)                                     217                                               7,662
Rowan Cos Inc                                                   300                                              13,449
                                                                                                    --------------------
                                                                                                                467,122
                                                                                                    --------------------
Oil Company - Exploration & Production (5.57%)
Anadarko Petroleum Corp                                         512                                              55,204
Apache Corp                                                     713                                              53,853
Burlington Resources Inc                                        300                                              27,378
Chesapeake Energy Corp                                       18,921                                             662,992
Denbury Resources Inc (a)                                     7,083                                             210,861
Devon Energy Corp                                             2,124                                             144,878
EOG Resources Inc                                           176,128                                          14,889,861
Forest Oil Corp (a)                                           5,497                                             283,096
Kerr-McGee Corp                                                 567                                              62,591
Newfield Exploration Co (a)                                   1,791                                              93,848
Pioneer Natural Resources Co                                  3,559                                             188,983
Quicksilver Resources Inc (a)                                 2,100                                             105,567
Range Resources Corp                                        360,481                                          10,767,568
Southwestern Energy Co (a)                                    1,600                                              69,024
Ultra Petroleum Corp (a)                                     88,960                                           6,119,558
XTO Energy Inc                                                3,990                                             195,829
                                                                                                    --------------------
                                                                                                             33,931,091
                                                                                                    --------------------
Oil Company - Integrated (0.14%)
Amerada Hess Corp                                             3,015                                             466,722
Marathon Oil Corp                                             3,400                                             261,358
Occidental Petroleum Corp                                     1,519                                             148,394
                                                                                                    --------------------
                                                                                                                876,474
                                                                                                    --------------------
Oil Field Machinery & Equipment (0.87%)
Grant Prideco Inc (a)                                       103,730                                           5,195,836
National Oilwell Varco Inc (a)                                1,100                                              83,677
                                                                                                    --------------------
                                                                                                              5,279,513
                                                                                                    --------------------

Oil Refining & Marketing (0.01%)
Sunoco Inc                                                      800                                              76,160
                                                                                                    --------------------

Paper & Related Products (0.15%)
Louisiana-Pacific Corp                                       31,267                                             920,813
MeadWestvaco Corp                                               139                                               3,710
Rayonier Inc                                                    410                                              17,528
                                                                                                    --------------------
                                                                                                                942,051
                                                                                                    --------------------
Pharmacy Services (0.10%)
Caremark Rx Inc (a)                                           4,122                                             203,214
Express Scripts Inc (a)                                       3,500                                             319,515
Medco Health Solutions Inc (a)                                1,906                                             103,115
                                                                                                    --------------------
                                                                                                                625,844
                                                                                                    --------------------
Photo Equipment & Supplies (0.02%)
Eastman Kodak Co                                              3,794                                              95,229
                                                                                                    --------------------

Pipelines (3.28%)
Equitable Resources Inc                                      39,111                                           1,443,196
Kinder Morgan Inc                                             1,900                                             182,875
National Fuel Gas Co                                          3,151                                             103,668
Questar Corp                                                  4,380                                             356,882
Western Gas Resources Inc                                   154,358                                           7,332,005
Williams Cos Inc                                            444,352                                          10,593,352
                                                                                                    --------------------
                                                                                                             20,011,978
                                                                                                    --------------------
Poultry (0.03%)
Pilgrim's Pride Corp                                          6,600                                             160,644
                                                                                                    --------------------

Power Converter & Supply Equipment (0.03%)
American Power Conversion Corp                                5,300                                             125,610
Hubbell Inc                                                   1,800                                              80,910
                                                                                                    --------------------
                                                                                                                206,520
                                                                                                    --------------------
Printing - Commercial (0.01%)
RR Donnelley & Sons Co                                        1,178                                              38,403
                                                                                                    --------------------

Property & Casualty Insurance (0.16%)
Commerce Group Inc                                            1,772                                              95,511
Fidelity National Financial Inc                               7,144                                             281,974
Fidelity National Title Group Inc                             1,022                                              24,916
First American Corp                                           7,574                                             354,615
Mercury General Corp                                             36                                               2,029
Philadelphia Consolidated Holding Co (a)                      2,024                                             196,631
WR Berkley Corp                                                 100                                               4,940
                                                                                                    --------------------
                                                                                                                960,616
                                                                                                    --------------------
Publishing - Books (0.00%)
John Wiley & Sons Inc                                           417                                              15,804
                                                                                                    --------------------

Publishing - Newspapers (0.73%)
Dow Jones & Co Inc                                          114,233                                           4,341,996
Knight Ridder Inc                                             1,900                                             118,275
                                                                                                    --------------------
                                                                                                              4,460,271
                                                                                                    --------------------
Radio (0.02%)
Citadel Broadcasting Corp                                       508                                               6,249
Radio One Inc - Class D (a)                                  12,797                                             140,255
                                                                                                    --------------------
                                                                                                                146,504
                                                                                                    --------------------

Real Estate Magagement & Services (0.04%)
CB Richard Ellis Group Inc (a)                                4,022                                             253,869
                                                                                                    --------------------

Real Estate Operator & Developer (0.01%)
St Joe Co/The                                                 1,200                                              76,140
                                                                                                    --------------------

Regional Banks (1.25%)
Comerica Inc                                                  1,800                                              99,846
Keycorp                                                     205,708                                           7,280,006
National City Corp                                            7,178                                             245,344
                                                                                                    --------------------
                                                                                                              7,625,196
                                                                                                    --------------------
Reinsurance (2.76%)
Everest Re Group Ltd                                         77,912                                           7,530,195
Odyssey Re Holdings Corp                                      1,381                                              34,014
PartnerRe Ltd                                                77,500                                           4,787,950
RenaissanceRe Holdings Ltd                                   98,397                                           4,458,368
                                                                                                    --------------------
                                                                                                             16,810,527
                                                                                                    --------------------
REITS - Apartments (1.78%)
Apartment Investment & Management Co                        176,712                                           7,513,794
Archstone-Smith Trust                                         6,839                                             320,476
AvalonBay Communities Inc                                       457                                              45,462
Equity Residential                                           69,869                                           2,963,144
                                                                                                    --------------------
                                                                                                             10,842,876
                                                                                                    --------------------
REITS - Diversified (1.64%)
Duke Realty Corp                                                900                                              32,652
iStar Financial Inc                                         199,808                                           7,171,109
Liberty Property Trust                                       58,600                                           2,652,236
Vornado Realty Trust                                          1,747                                             154,330
                                                                                                    --------------------
                                                                                                             10,010,327
                                                                                                    --------------------
REITS - Healthcare (0.26%)
Healthcare Realty Trust Inc                                  45,473                                           1,593,374
                                                                                                    --------------------

REITS - Hotels (0.03%)
Hospitality Properties Trust                                  4,168                                             178,682
                                                                                                    --------------------

REITS - Mortgage (0.24%)
Annaly Mortgage Management Inc                              112,541                                           1,398,885
New Century Financial Corp                                    1,200                                              47,076
                                                                                                    --------------------
                                                                                                              1,445,961
                                                                                                    --------------------
REITS - Office Property (0.35%)
Boston Properties Inc                                         2,286                                             178,903
Brandywine Realty Trust                                      42,405                                           1,333,637
Equity Office Properties Trust                               16,743                                             532,762
HRPT Properties Trust                                         6,201                                              66,537
                                                                                                    --------------------
                                                                                                              2,111,839
                                                                                                    --------------------
REITS - Regional Malls (0.00%)
CBL & Associates Properties Inc                                 251                                              10,622
                                                                                                    --------------------

REITS - Shopping Centers (1.16%)
Developers Diversified Realty Corp                          136,087                                           6,703,646
Kimco Realty Corp                                             3,000                                             105,270
Regency Centers Corp                                          4,100                                             264,245
                                                                                                    --------------------
                                                                                                              7,073,161
                                                                                                    --------------------
REITS - Storage (0.13%)
Public Storage Inc                                           10,910                                             791,739
                                                                                                    --------------------


REITS - Warehouse & Industrial (0.01%)
AMB Property Corp                                             1,100                                              57,420
                                                                                                    --------------------

Rental - Auto & Equipment (0.04%)
Rent-A-Center Inc (a)                                        13,162                                             269,821
                                                                                                    --------------------

Respiratory Products (0.00%)
Respironics Inc (a)                                             741                                              26,698
                                                                                                    --------------------

Retail - Apparel & Shoe (0.97%)
American Eagle Outfitters                                    14,250                                             384,465
AnnTaylor Stores Corp (a)                                     5,000                                             166,600
Foot Locker Inc                                                 421                                               9,565
Ross Stores Inc                                             186,989                                           5,329,187
                                                                                                    --------------------
                                                                                                              5,889,817
                                                                                                    --------------------
Retail - Automobile (0.04%)
Autonation Inc (a)                                            7,500                                             167,175
Copart Inc (a)                                                1,955                                              49,246
                                                                                                    --------------------
                                                                                                                216,421
                                                                                                    --------------------
Retail - Bookstore (0.03%)
Barnes & Noble Inc                                            1,047                                              44,414
Borders Group Inc                                             6,100                                             150,182
                                                                                                    --------------------
                                                                                                                194,596
                                                                                                    --------------------
Retail - Consumer Electronics (0.07%)
Best Buy Co Inc                                               1,800                                              91,188
Circuit City Stores Inc                                      14,176                                             357,377
                                                                                                    --------------------
                                                                                                                448,565
                                                                                                    --------------------
Retail - Discount (0.06%)
BJ's Wholesale Club Inc (a)                                   2,500                                              80,350
Costco Wholesale Corp                                         2,800                                             139,692
Dollar Tree Stores Inc (a)                                    1,800                                              44,622
TJX Cos Inc                                                   3,700                                              94,461
                                                                                                    --------------------
                                                                                                                359,125
                                                                                                    --------------------
Retail - Drug Store (0.00%)
CVS Corp                                                        995                                              27,621
                                                                                                    --------------------

Retail - Hair Salons (0.00%)
Regis Corp                                                      412                                              15,965
                                                                                                    --------------------

Retail - Major Department Store (2.34%)
JC Penney Co Inc                                            252,106                                          14,067,515
Saks Inc (a)                                                  1,300                                              25,103
Sears Holdings Corp (a)                                       1,442                                             175,116
                                                                                                    --------------------
                                                                                                             14,267,734
                                                                                                    --------------------
Retail - Office Supplies (0.10%)
Office Depot Inc (a)                                         13,621                                             451,536
OfficeMax Inc                                                 5,200                                             148,564
                                                                                                    --------------------
                                                                                                                600,100
                                                                                                    --------------------
Retail - Regional Department Store (0.27%)
Dillard's Inc                                                 2,764                                              71,588
Federated Department Stores Inc                              23,430                                           1,561,141
                                                                                                    --------------------
                                                                                                              1,632,729
                                                                                                    --------------------
Retail - Restaurants (0.07%)
Brinker International Inc                                     4,882                                             198,697
Starbucks Corp (a)                                            1,700                                              53,890

Wendy's International Inc                                     2,642                                             155,746
                                                                                                    --------------------
                                                                                                                408,333
                                                                                                    --------------------
Rubber - Tires (0.01%)
Goodyear Tire & Rubber Co/The (a)                             2,421                                              37,864
                                                                                                    --------------------

Savings & Loans - Thrifts (0.00%)
Sovereign Bancorp Inc                                           742                                              16,176
                                                                                                    --------------------

Schools (0.00%)
Laureate Education Inc (a)                                      268                                              13,963
                                                                                                    --------------------

Semiconductor Component - Integrated Circuits (0.05%)
Analog Devices Inc                                            4,400                                             174,988
Linear Technology Corp                                        3,400                                             126,514
Maxim Integrated Products Inc                                   300                                              12,312
                                                                                                    --------------------
                                                                                                                313,814
                                                                                                    --------------------
Semiconductor Equipment (0.59%)
Tessera Technologies Inc (a)(b)                             111,809                                           3,609,195
                                                                                                    --------------------

Steel - Producers (0.65%)
Carpenter Technology Corp                                    40,118                                           3,633,086
Nucor Corp                                                    3,282                                             276,443
United States Steel Corp                                      1,184                                              70,744
                                                                                                    --------------------
                                                                                                              3,980,273
                                                                                                    --------------------
Steel - Specialty (0.73%)
Allegheny Technologies Inc                                   85,337                                           4,424,723
                                                                                                    --------------------

Telecommunication Equipment (0.68%)
ADC Telecommunications Inc (a)                              159,648                                           4,048,673
Andrew Corp (a)                                               4,353                                              56,458
Lucent Technologies Inc (a)                                  17,700                                              46,728
Scientific-Atlanta Inc                                          556                                              23,775
                                                                                                    --------------------
                                                                                                              4,175,634
                                                                                                    --------------------
Telecommunication Equipment - Fiber Optics (0.02%)
Corning Inc (a)                                               4,013                                              97,717
                                                                                                    --------------------

Telephone - Integrated (0.10%)
Qwest Communications International Inc (a)                   98,300                                             591,766
                                                                                                    --------------------

Television (0.01%)
CBS Corp                                                      2,526                                              66,004
Hearst-Argyle Television Inc                                    952                                              22,734
                                                                                                    --------------------
                                                                                                                 88,738
                                                                                                    --------------------
Textile - Home Furnishings (1.29%)
Mohawk Industries Inc (a)                                    92,438                                           7,860,928
                                                                                                    --------------------

Therapeutics (0.06%)
Gilead Sciences Inc (a)                                       6,100                                             371,307
                                                                                                    --------------------

Tobacco (0.79%)
Loews Corp - Carolina Group                                   7,100                                             327,452
Reynolds American Inc                                        42,837                                           4,332,106
UST Inc                                                       3,300                                             128,502
                                                                                                    --------------------
                                                                                                              4,788,060
                                                                                                    --------------------

Tools - Hand Held (0.55%)
Stanley Works/The (b)                                        68,974                                           3,382,485
                                                                                                    --------------------

Toys (0.00%)
Marvel Entertainment Inc (a)                                    700                                              11,655
                                                                                                    --------------------

Transport - Marine (0.66%)
Overseas Shipholding Group                                    5,839                                             301,175
Teekay Shipping Corp (b)                                     95,527                                           3,710,269
                                                                                                    --------------------
                                                                                                              4,011,444
                                                                                                    --------------------
Transport - Rail (1.29%)
Burlington Northern Santa Fe Corp                             5,300                                             424,636
CSX Corp                                                     15,211                                             814,245
Norfolk Southern Corp                                       125,464                                           6,253,126
Union Pacific Corp                                            4,300                                             380,378
                                                                                                    --------------------
                                                                                                              7,872,385
                                                                                                    --------------------
Transport - Services (0.22%)
CH Robinson Worldwide Inc                                    11,300                                             457,198
Expeditors International Washington Inc                       4,000                                             294,160
FedEx Corp                                                    3,600                                             364,140
Laidlaw International Inc                                     7,400                                             201,280
                                                                                                    --------------------
                                                                                                              1,316,778
                                                                                                    --------------------
Transport - Truck (0.10%)
JB Hunt Transport Services Inc                               13,600                                             323,680
YRC Worldwide Inc (a)                                         5,463                                             272,276
                                                                                                    --------------------
                                                                                                                595,956
                                                                                                    --------------------
Travel Services (0.01%)
Sabre Holdings Corp                                           2,082                                              51,009
                                                                                                    --------------------

Water (0.02%)
Aqua America Inc                                              4,414                                             124,298
                                                                                                    --------------------

Web Portals (0.02%)
Yahoo! Inc (a)                                                3,800                                             130,492
                                                                                                    --------------------
TOTAL COMMON STOCKS                                                                                $        590,940,518
                                                                                                    --------------------
                                                         Principal
                                                           Amount                                          Value
                                                         ---------------------------------------------------------------
REPURCHASE AGREEMENTS (4.64%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006                                        28,255,445                                          28,252,000
(collateralized by Federal Home Loan Bank ARM;
$28,889,091; 12/1/2035)  (c)
                                                                                                    --------------------

TOTAL REPURCHASE AGREEMENTS                                                                        $         28,252,000
                                                                                                    --------------------
Total Investments                                                                                  $        619,192,518
Liabilities in Excess of Other Assets, Net - (1.57)%                                                        (9,544,670)
                                                                                                    --------------------
TOTAL NET ASSETS - 100.00%                                                                         $        609,647,848
                                                                                                    ====================
                                                                                                    --------------------

                                                                                                    ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $         87,010,562
Unrealized Depreciation                                          (9,203,988)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        77,806,574
Cost for federal income tax purposes                             541,385,944


Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Financial                                                             30.95%
Industrial                                                            13.58%
Consumer, Cyclical                                                    11.58%
Utilities                                                             11.35%
Energy                                                                11.33%
Consumer, Non-cyclical                                                11.15%
Basic Materials                                                        4.97%
Communications                                                         3.45%
Technology                                                             3.21%
Liabilities in Excess of Other Assets, Net                          (-1.57%)
                                                         --------------------
TOTAL NET ASSETS                                                     100.00%
                                                         ====================


Schedule of Investments
January 31, 2006 (unaudited)
Partners SmallCap Blend Fund
                                                          Shares
                                                           Held                                           Value
                                                        ---------------------------------------------------------------
COMMON STOCKS (98.90%)
Aerospace & Defense (0.67%)
Teledyne Technologies Inc (a)                               52,000                                $          1,699,360
                                                                                                   --------------------

Aerospace & Defense Equipment (0.57%)
Innovative Solutions & Support Inc (a)                      65,400                                             935,874
Orbital Sciences Corp (a)                                   40,000                                             516,000
                                                                                                   --------------------
                                                                                                             1,451,874
                                                                                                   --------------------
Airlines (0.37%)
Continental Airlines Inc (a)(b)                             21,900                                             457,929
Pinnacle Airlines Corp (a)(b)                               77,200                                             488,676
                                                                                                   --------------------
                                                                                                               946,605
                                                                                                   --------------------
Apparel Manufacturers (0.95%)
Carter's Inc (a)(b)                                         35,600                                           2,420,444
                                                                                                   --------------------

Applications Software (0.44%)
Progress Software Corp (a)                                  39,100                                           1,124,516
                                                                                                   --------------------

Athletic Footwear (0.44%)
K-Swiss Inc (b)                                             35,000                                           1,107,750
                                                                                                   --------------------

Audio & Video Products (0.46%)
Audiovox Corp (a)                                           78,300                                           1,171,368
                                                                                                   --------------------

Auto - Truck Trailers (0.33%)
Wabash National Corp (b)                                    39,300                                             838,269
                                                                                                   --------------------

Auto/Truck Parts & Equipment - Original (0.20%)
American Axle & Manufacturing Holdings                      27,000                                             501,930
                                                                                                   --------------------

Building - Maintenance & Service (0.60%)
Healthcare Services Group                                   78,200                                           1,530,374
                                                                                                   --------------------

Building - Mobil Home & Manufactured Housing (0.20%)
Winnebago Industries                                        16,000                                             500,960
                                                                                                   --------------------

Building - Residential & Commercial (1.54%)
NVR Inc (a)                                                  3,300                                           2,621,025
Standard-Pacific Corp                                       33,100                                           1,287,590
                                                                                                   --------------------
                                                                                                             3,908,615
                                                                                                   --------------------
Building & Construction Products -Miscellaneous (1.15%)
USG Corp (a)(b)                                             30,700                                           2,922,640
                                                                                                   --------------------

Building Products - Cement & Aggregate (1.74%)
Eagle Materials Inc (b)                                     10,700                                           1,742,923
Florida Rock Industries Inc                                 38,350                                           2,073,201
Texas Industries Inc                                        11,600                                             624,196
                                                                                                   --------------------
                                                                                                             4,440,320
                                                                                                   --------------------
Casino Services (0.36%)
Shuffle Master Inc (a)(b)                                   36,000                                             914,400
                                                                                                   --------------------

Chemicals - Specialty (1.78%)
HB Fuller Co                                                71,000                                           2,683,090
Terra Industries Inc (a)(b)                                266,200                                           1,836,780
                                                                                                   --------------------
                                                                                                             4,519,870
                                                                                                   --------------------
Circuit Boards (0.28%)
SBS Technologies Inc (a)                                    61,400                                             700,574
                                                                                                   --------------------

Coal (0.68%)
Massey Energy Co                                            41,800                                           1,724,250
                                                                                                   --------------------

Commercial Banks (4.08%)
Cardinal Financial Corp                                     57,700                                             679,129
Corus Bankshares Inc                                        21,300                                           1,367,673
East West Bancorp Inc                                       39,600                                           1,461,636
Fremont General Corp (b)                                    60,600                                           1,484,700
Integra Bank Corp                                           40,000                                             884,000
Irwin Financial Corp (b)                                    29,900                                             640,458
PrivateBancorp Inc (b)                                      13,400                                             506,654
Susquehanna Bancshares Inc                                  19,000                                             458,660
Trustco Bank Corp NY (b)                                    32,500                                             412,100
UCBH Holdings Inc                                           71,000                                           1,231,850
Whitney Holding Corp                                        38,000                                           1,250,200
                                                                                                   --------------------
                                                                                                            10,377,060
                                                                                                   --------------------
Commercial Services (0.56%)
First Advantage Corp (a)(b)                                 51,500                                           1,417,280
                                                                                                   --------------------

Communications Software (0.38%)
Digi International Inc (a)                                  84,800                                             960,784
                                                                                                   --------------------

Computer Aided Design (0.31%)
Ansys Inc (a)                                               18,000                                             789,480
                                                                                                   --------------------

Computer Services (0.95%)
Factset Research Systems Inc                                23,650                                             943,162
Manhattan Associates Inc (a)(b)                             25,400                                             552,704
Perot Systems Corp (a)                                      61,600                                             928,312
                                                                                                   --------------------
                                                                                                             2,424,178
                                                                                                   --------------------
Computers - Integrated Systems (2.98%)
Agilysys Inc                                                82,500                                           1,749,000
Intergraph Corp (a)                                         50,000                                           1,910,500
Kronos Inc/MA (a)                                           15,500                                             609,150
Micros Systems Inc (a)                                      23,200                                           1,070,680
MTS Systems Corp                                            61,500                                           2,253,975
                                                                                                   --------------------
                                                                                                             7,593,305
                                                                                                   --------------------
Computers  -Memory Devices (0.81%)
Komag Inc (a)(b)                                            44,000                                           2,070,640
                                                                                                   --------------------

Consulting Services (1.12%)
MAXIMUS Inc                                                 34,500                                           1,349,640
Watson Wyatt Worldwide Inc                                  48,900                                           1,488,516
                                                                                                   --------------------
                                                                                                             2,838,156
                                                                                                   --------------------
Consumer Products - Miscellaneous (0.29%)
Scotts Miracle-Gro Co/The                                   14,800                                             732,600
                                                                                                   --------------------


Containers - Metal & Glass (0.35%)
Silgan Holdings Inc                                         23,400                                             885,924
                                                                                                   --------------------

Containers - Paper & Plastic (0.29%)
Chesapeake Corp                                             47,600                                             737,800
                                                                                                   --------------------

Cosmetics & Toiletries (0.30%)
Elizabeth Arden Inc (a)(b)                                  35,800                                             756,812
                                                                                                   --------------------

Data Processing & Management (0.57%)
eFunds Corp (a)                                             61,400                                           1,447,812
                                                                                                   --------------------

Decision Support Software (0.26%)
Cognos Inc (a)(b)                                           17,400                                             662,940
                                                                                                   --------------------

Dental Supplies & Equipment (0.30%)
Sybron Dental Specialties Inc (a)                           18,000                                             766,800
                                                                                                   --------------------

Diagnostic Kits (1.40%)
Biosite Inc (a)(b)                                          12,900                                             643,968
Diagnostic Products Corp                                    22,700                                           1,153,160
Idexx Laboratories Inc (a)                                  23,000                                           1,766,860
                                                                                                   --------------------
                                                                                                             3,563,988
                                                                                                   --------------------
Direct Marketing (0.28%)
Advo Inc (b)                                                22,000                                             723,360
                                                                                                   --------------------

Distribution & Wholesale (2.13%)
Building Material Holding Corp (b)                          21,000                                           1,662,570
United Stationers Inc (a)                                   35,600                                           1,781,068
Watsco Inc (b)                                              28,100                                           1,987,794
                                                                                                   --------------------
                                                                                                             5,431,432
                                                                                                   --------------------
Diversified Manufacturing Operations (1.33%)
Actuant Corp (b)                                            13,100                                             749,975
Barnes Group Inc                                            23,500                                             889,945
EnPro Industries Inc (a)                                    34,800                                           1,067,664
ESCO Technologies Inc (a)                                   13,900                                             683,046
                                                                                                   --------------------
                                                                                                             3,390,630
                                                                                                   --------------------
Diversified Operations & Commercial Services (0.86%)
Chemed Corp                                                 27,600                                           1,467,216
Volt Information Sciences Inc (a)                           29,000                                             709,920
                                                                                                   --------------------
                                                                                                             2,177,136
                                                                                                   --------------------
Electric - Integrated (1.47%)
Avista Corp (b)                                             31,200                                             596,232
Central Vermont Public Service Corp                         28,700                                             555,345
CH Energy Group Inc (b)                                     13,400                                             628,460
Cleco Corp                                                  41,500                                             910,095
El Paso Electric Co (a)                                     51,900                                           1,062,912
                                                                                                   --------------------
                                                                                                             3,753,044
                                                                                                   --------------------
Electronic Components - Miscellaneous (0.50%)
Methode Electronics Inc                                     21,420                                             263,466
Solectron Corp (a)                                         263,400                                           1,006,188
                                                                                                   --------------------
                                                                                                             1,269,654
                                                                                                   --------------------
Electronic Components - Semiconductors (1.06%)
Omnivision Technologies Inc (a)(b)                          47,100                                           1,188,333
Silicon Image Inc (a)                                      100,500                                           1,162,785

Skyworks Solutions Inc (a)                                  67,900                                             358,512
                                                                                                   --------------------
                                                                                                             2,709,630
                                                                                                   --------------------
Electronic Connectors (0.65%)
Amphenol Corp (b)                                           32,600                                           1,657,058
                                                                                                   --------------------

Electronic Measurement Instruments (0.44%)
Flir Systems Inc (a)                                        47,100                                           1,116,270
                                                                                                   --------------------

E-Marketing & Information (0.16%)
Digital River Inc (a)(b)                                    12,200                                             409,676
                                                                                                   --------------------

Energy - Alternate Sources (0.52%)
Headwaters Inc (a)(b)                                       38,000                                           1,311,000
                                                                                                   --------------------

Engineering - Research & Development Services (0.33%)
URS Corp (a)                                                19,600                                             838,488
                                                                                                   --------------------

Engines - Internal Combustion (0.27%)
Cummins Inc                                                  7,100                                             690,830
                                                                                                   --------------------

Enterprise Software & Services (0.58%)
Hyperion Solutions Corp (a)                                 23,250                                             800,032
Sybase Inc (a)                                              31,400                                             677,926
                                                                                                   --------------------
                                                                                                             1,477,958
                                                                                                   --------------------
Fiduciary Banks (0.55%)
Boston Private Financial Holdings Inc                       29,000                                             885,660
Investors Financial Services Corp                           11,000                                             516,340
                                                                                                   --------------------
                                                                                                             1,402,000
                                                                                                   --------------------
Filtration & Separation Products (0.65%)
Clarcor Inc                                                 48,400                                           1,649,472
                                                                                                   --------------------

Finance - Consumer Loans (0.27%)
Encore Capital Group Inc (a)(b)                             36,700                                             692,162
                                                                                                   --------------------

Finance - Other Services (0.33%)
GFI Group Inc (a)                                           15,300                                             835,227
                                                                                                   --------------------

Food - Miscellaneous/Diversified (0.79%)
Chiquita Brands International Inc                           61,200                                           1,108,332
Ralcorp Holdings Inc (a)                                    23,000                                             903,900
                                                                                                   --------------------
                                                                                                             2,012,232
                                                                                                   --------------------
Food - Wholesale & Distribution (0.45%)
Nash Finch Co (b)                                           38,600                                           1,142,560
                                                                                                   --------------------

Footwear & Related Apparel (0.50%)
Wolverine World Wide Inc                                    53,000                                           1,274,650
                                                                                                   --------------------

Garden Products (0.49%)
Toro Co                                                     28,300                                           1,251,143
                                                                                                   --------------------

Gas - Distribution (3.00%)
Atmos Energy Corp                                           66,900                                           1,758,132
Energen Corp                                                41,100                                           1,603,722
New Jersey Resources Corp                                   25,100                                           1,140,795
Northwest Natural Gas Co                                    21,600                                             768,744
Piedmont Natural Gas Co (b)                                 40,800                                             989,400

UGI Corp                                                    64,400                                           1,382,668
                                                                                                   --------------------
                                                                                                             7,643,461
                                                                                                   --------------------
Human Resources (0.64%)
Labor Ready Inc (a)                                         70,000                                           1,630,300
                                                                                                   --------------------

Identification Systems - Development (0.31%)
Checkpoint Systems Inc (a)                                  29,300                                             790,221
                                                                                                   --------------------

Instruments - Controls (1.05%)
Thermo Electron Corp (a)                                    29,200                                             982,288
Watts Water Technologies Inc                                50,000                                           1,684,000
                                                                                                   --------------------
                                                                                                             2,666,288
                                                                                                   --------------------
Internet Application Software (0.41%)
WebEx Communications Inc (a)(b)                             42,800                                           1,039,184
                                                                                                   --------------------

Internet Telephony (0.57%)
j2 Global Communications Inc (a)(b)                         30,200                                           1,442,050
                                                                                                   --------------------

Investment Companies (0.33%)
Medallion Financial Corp                                    74,300                                             849,249
                                                                                                   --------------------

Investment Management & Advisory Services (0.75%)
Calamos Asset Management Inc                                54,700                                           1,900,278
                                                                                                   --------------------

Lasers - Systems & Components (0.79%)
Cymer Inc (a)(b)                                            29,900                                           1,349,686
Rofin-Sinar Technologies Inc (a)                            13,700                                             654,175
                                                                                                   --------------------
                                                                                                             2,003,861
                                                                                                   --------------------
Life & Health Insurance (1.09%)
Delphi Financial Group                                      13,400                                             638,644
Phoenix Cos Inc/The (b)                                     46,500                                             701,685
Presidential Life Corp                                      37,500                                             805,125
Scottish Re Group Ltd                                       25,700                                             632,734
                                                                                                   --------------------
                                                                                                             2,778,188
                                                                                                   --------------------
Lottery Services (0.45%)
GTECH Holdings Corp                                         34,300                                           1,146,306
                                                                                                   --------------------

Machinery - Construction & Mining (0.58%)
Terex Corp (a)                                              20,900                                           1,473,450
                                                                                                   --------------------

Machinery - General Industry (1.10%)
Applied Industrial Technologies Inc                         17,100                                             726,750
Kadant Inc (a)                                              42,200                                             811,928
Wabtec Corp                                                 40,300                                           1,272,271
                                                                                                   --------------------
                                                                                                             2,810,949
                                                                                                   --------------------
Machinery - Pumps (0.40%)
Graco Inc                                                   25,600                                           1,028,608
                                                                                                   --------------------

Medical  - Outpatient & Home Medical Care (0.60%)
Amedisys Inc (a)(b)                                         33,900                                           1,537,365
                                                                                                   --------------------

Medical - Biomedical/Gene (0.63%)
Integra LifeSciences Holdings Corp (a)(b)                   16,500                                             643,500
Keryx Biopharmaceuticals Inc (a)                            59,400                                             952,182
                                                                                                   --------------------
                                                                                                             1,595,682
                                                                                                   --------------------

Medical - Drugs (1.11%)
Medicis Pharmaceutical Corp (b)                             36,200                                           1,118,942
Pharmion Corp (a)(b)                                        52,200                                             870,174
Viropharma Inc (a)                                          35,800                                             830,918
                                                                                                   --------------------
                                                                                                             2,820,034
                                                                                                   --------------------
Medical - HMO (0.77%)
Sierra Health Services Inc (a)(b)                           49,600                                           1,965,152
                                                                                                   --------------------

Medical - Hospitals (0.24%)
Symbion Inc (a)(b)                                          27,000                                             623,700
                                                                                                   --------------------

Medical - Nursing Homes (0.48%)
Kindred Healthcare Inc (a)(b)                               52,800                                           1,209,120
                                                                                                   --------------------

Medical Instruments (0.78%)
Conmed Corp (a)(b)                                          17,900                                             423,156
Datascope Corp                                              22,600                                             793,260
DJ Orthopedics Inc (a)(b)                                   23,500                                             771,505
                                                                                                   --------------------
                                                                                                             1,987,921
                                                                                                   --------------------
Medical Products (1.97%)
Haemonetics Corp/Mass (a)                                   25,200                                           1,310,400
HealthTronics Inc (a)(b)                                   170,800                                           1,395,436
Invacare Corp                                               18,000                                             622,620
PolyMedica Corp                                             26,300                                           1,044,636
Syneron Medical Ltd (a)(b)                                  23,300                                             648,206
                                                                                                   --------------------
                                                                                                             5,021,298
                                                                                                   --------------------
Metal - Iron (0.66%)
Cleveland-Cliffs Inc (b)                                    15,500                                           1,671,675
                                                                                                   --------------------

Metal Processors & Fabrication (2.04%)
Commercial Metals Co                                        43,000                                           2,035,190
Mueller Industries Inc                                      38,000                                           1,103,140
Quanex Corp                                                 33,000                                           2,049,630
                                                                                                   --------------------
                                                                                                             5,187,960
                                                                                                   --------------------
Multimedia (0.63%)
Journal Communications Inc                                 134,300                                           1,606,228
                                                                                                   --------------------

Networking Products (0.64%)
Anixter International Inc                                   22,400                                           1,036,896
SafeNet Inc (a)(b)                                          18,500                                             581,270
                                                                                                   --------------------
                                                                                                             1,618,166
                                                                                                   --------------------
Non-hazardous Waste Disposal (0.49%)
Waste Connections Inc (a)                                   35,700                                           1,247,358
                                                                                                   --------------------

Office Supplies & Forms (0.19%)
John H Harland Co                                           12,700                                             474,091
                                                                                                   --------------------

Oil - Field Services (1.25%)
Cal Dive International Inc (a)                              47,600                                           1,998,248
Oceaneering International Inc (a)                           20,000                                           1,188,200
                                                                                                   --------------------
                                                                                                             3,186,448
                                                                                                   --------------------
Oil & Gas Drilling (0.47%)
Todco                                                       27,000                                           1,204,200
                                                                                                   --------------------

Oil Company - Exploration & Production (4.23%)
Cimarex Energy Co                                           51,700                                           2,355,452

Edge Petroleum Corp (a)(b)                                  37,700                                           1,250,509
Energy Partners Ltd (a)(b)                                  28,000                                             785,960
Petroleum Development Corp (a)                              17,900                                             767,194
Plains Exploration & Production Co (a)                      21,800                                             977,512
Pogo Producing Co                                           19,000                                           1,139,810
Swift Energy Co (a)                                         37,700                                           1,863,134
Unit Corp (a)                                               27,300                                           1,629,810
                                                                                                   --------------------
                                                                                                            10,769,381
                                                                                                   --------------------
Oil Field Machinery & Equipment (1.20%)
Dril-Quip Inc (a)                                           18,500                                           1,164,945
Lone Star Technologies Inc (a)(b)                           33,000                                           1,877,700
                                                                                                   --------------------
                                                                                                             3,042,645
                                                                                                   --------------------
Oil Refining & Marketing (1.29%)
Frontier Oil Corp                                           46,700                                           2,213,113
Tesoro Corp                                                 14,900                                           1,079,803
                                                                                                   --------------------
                                                                                                             3,292,916
                                                                                                   --------------------
Physician Practice Management (0.29%)
Pediatrix Medical Group Inc (a)                              8,500                                             745,280
                                                                                                   --------------------

Poultry (0.68%)
Pilgrim's Pride Corp                                        71,100                                           1,730,574
                                                                                                   --------------------

Power Converter & Supply Equipment (0.54%)
Advanced Energy Industries Inc (a)                          86,900                                           1,363,461
                                                                                                   --------------------

Property & Casualty Insurance (1.19%)
EMC Insurance Group Inc                                     53,400                                           1,149,702
LandAmerica Financial Group Inc (b)                         17,100                                           1,128,258
Ohio Casualty Corp                                          25,000                                             753,500
                                                                                                   --------------------
                                                                                                             3,031,460
                                                                                                   --------------------
Recreational Vehicles (0.43%)
Polaris Industries Inc                                      20,000                                           1,091,000
                                                                                                   --------------------

Reinsurance (0.37%)
Platinum Underwriters Holdings Ltd                          31,000                                             950,150
                                                                                                   --------------------

REITS - Diversified (1.07%)
CentraCore Properties Trust                                 24,800                                             704,816
Colonial Properties Trust                                   23,300                                           1,076,926
Lexington Corporate Properties Trust                        42,300                                             939,060
                                                                                                   --------------------
                                                                                                             2,720,802
                                                                                                   --------------------
REITS - Healthcare (0.27%)
Health Care REIT Inc                                        18,800                                             699,172
                                                                                                   --------------------

REITS - Hotels (0.34%)
MeriStar Hospitality Corp (a)                               84,000                                             861,840
                                                                                                   --------------------

REITS - Shopping Centers (0.24%)
Tanger Factory Outlet Centers Inc                           19,000                                             598,690
                                                                                                   --------------------

Retail - Apparel & Shoe (2.32%)
Aeropostale Inc (a)                                         26,700                                             807,141
American Eagle Outfitters (b)                               18,300                                             493,734
Cato Corp/The                                               43,900                                             947,801
Childrens Place Retail Stores Inc/The (a)(b)                18,100                                             792,599
Claire's Stores Inc                                         23,400                                             740,844

Finish Line (b)                                             82,100                                           1,473,695
Too Inc (a)                                                 22,000                                             636,460
                                                                                                   --------------------
                                                                                                             5,892,274
                                                                                                   --------------------
Retail - Automobile (0.71%)
Sonic Automotive Inc (b)                                    77,000                                           1,811,810
                                                                                                   --------------------

Retail - Computer Equipment (0.79%)
GameStop Corp (a)                                           53,800                                           2,003,512
                                                                                                   --------------------

Retail - Convenience Store (0.77%)
Casey's General Stores Inc                                  77,500                                           1,972,375
                                                                                                   --------------------

Retail - Discount (0.38%)
Tuesday Morning Corp                                        46,000                                             978,880
                                                                                                   --------------------

Retail - Jewelry (0.24%)
Zale Corp (a)(b)                                            24,500                                             600,495
                                                                                                   --------------------

Retail - Pawn Shops (0.29%)
Cash America International Inc                              27,700                                             733,773
                                                                                                   --------------------

Retail - Restaurants (2.30%)
CBRL Group Inc                                              15,700                                             689,230
Jack in the Box Inc (a)                                     35,600                                           1,415,456
Landry's Restaurants Inc (b)                                30,000                                             919,200
Lone Star Steakhouse & Saloon Inc                           26,000                                             704,340
Red Robin Gourmet Burgers Inc (a)(b)                        16,900                                             670,761
Sonic Corp (a)                                              50,500                                           1,461,975
                                                                                                   --------------------
                                                                                                             5,860,962
                                                                                                   --------------------
Retail - Sporting Goods (0.39%)
Hibbett Sporting Goods Inc (a)                              32,350                                             991,528
                                                                                                   --------------------

Retirement & Aged Care (0.21%)
Sunrise Senior Living Inc (a)(b)                            14,900                                             541,615
                                                                                                   --------------------

Savings & Loans - Thrifts (2.44%)
BankAtlantic Bancorp Inc (b)                               115,200                                           1,612,800
Bankunited Financial Corp                                   31,200                                             876,720
Downey Financial Corp                                       21,000                                           1,375,080
FirstFed Financial Corp (a)(b)                              23,000                                           1,442,100
KNBT Bancorp Inc                                            25,600                                             409,600
Provident Financial Services Inc                            26,700                                             488,610
                                                                                                   --------------------
                                                                                                             6,204,910
                                                                                                   --------------------
Semiconductor Component - Integrated Circuits (0.52%)
Emulex Corp (a)                                             72,100                                           1,323,035
                                                                                                   --------------------

Semiconductor Equipment (1.31%)
Axcelis Technologies Inc (a)                               135,000                                             853,200
Entegris Inc (a)                                            86,100                                             904,050
Photronics Inc (a)                                          46,600                                             840,664
Varian Semiconductor Equipment Associates Inc (a)           15,000                                             742,950
                                                                                                   --------------------
                                                                                                             3,340,864
                                                                                                   --------------------
Software Tools (0.54%)
Altiris Inc (a)(b)                                          70,000                                           1,368,500
                                                                                                   --------------------


Steel - Producers (0.59%)
Reliance Steel & Aluminum Co                                18,900                                           1,502,550
                                                                                                   --------------------

Telecommunication Equipment (1.02%)
Comtech Telecommunications Corp (a)                         54,000                                           1,720,980
Westell Technologies Inc (a)                               196,000                                             872,200
                                                                                                   --------------------
                                                                                                             2,593,180
                                                                                                   --------------------
Telecommunication Services (0.92%)
NeuStar Inc (a)                                             51,500                                           1,494,015
Premiere Global Services Inc (a)                            93,000                                             836,070
                                                                                                   --------------------
                                                                                                             2,330,085
                                                                                                   --------------------
Television (0.25%)
Sinclair Broadcast Group Inc                                81,300                                             647,148
                                                                                                   --------------------

Therapeutics (0.43%)
MGI Pharma Inc (a)                                          65,100                                           1,085,217
                                                                                                   --------------------

Toys (0.60%)
Jakks Pacific Inc (a)(b)                                    28,700                                             651,777
Marvel Entertainment Inc (a)(b)                             53,200                                             885,780
                                                                                                   --------------------
                                                                                                             1,537,557
                                                                                                   --------------------
Transport - Marine (0.47%)
General Maritime Corp                                       32,200                                           1,208,788
                                                                                                   --------------------

Transport - Services (0.55%)
Pacer International Inc                                     48,400                                           1,411,828
                                                                                                   --------------------

Transport - Truck (1.59%)
Arkansas Best Corp                                          33,900                                           1,451,259
Heartland Express Inc                                       32,000                                             745,280
Landstar System Inc                                         43,600                                           1,844,280
                                                                                                   --------------------
                                                                                                             4,040,819
                                                                                                   --------------------
X-Ray Equipment (0.39%)
Hologic Inc (a)                                             19,200                                             988,032
                                                                                                   --------------------
TOTAL COMMON STOCKS                                                                               $        251,691,189
                                                                                                   --------------------
                                                        Principal
                                                          Amount                                          Value
                                                        ---------------------------------------------------------------
REPURCHASE AGREEMENTS (19.51%)
Morgan Stanley; 4.39%;
dated 1/31/2006 maturing 2/1/2006                       49,671,056                                          49,665,000
(collateralized by Federal Home Loan Bank ARM;
$50,784,961; 12/1/2035)  (c)
                                                                                                   --------------------

TOTAL REPURCHASE AGREEMENTS                                                                       $         49,665,000
                                                                                                   --------------------
Total Investments                                                                                 $        301,356,189
Liabilities in Excess of Other Assets, Net - (18.41)%                                                     (46,855,951)
                                                                                                   --------------------
TOTAL NET ASSETS - 100.00%                                                                        $        254,500,238
                                                                                                   ====================
                                                                                                   --------------------

                                                                                                   ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $         40,122,989
Unrealized Depreciation                                          (9,456,179)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        30,666,810
Cost for federal income tax purposes                             270,689,379


Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Financial                                                             32.83%
Industrial                                                            19.13%
Consumer, Cyclical                                                    17.64%
Consumer, Non-cyclical                                                16.07%
Technology                                                            10.72%
Energy                                                                 9.64%
Communications                                                         4.88%
Utilities                                                              4.48%
Basic Materials                                                        3.02%
Liabilities in Excess of Other Assets, Net                         (-18.41%)
                                                         --------------------
TOTAL NET ASSETS                                                     100.00%
                                                         ====================


Schedule of Investments
January 31, 2006 (unaudited)
Partners SmallCap Growth Fund I
                                                           Shares
                                                            Held                                           Value
                                                         ---------------------------------------------------------------
COMMON STOCKS (96.84%)
Advanced Materials & Products (1.80%)
Hexcel Corp (a)(b)                                          138,000                                $          2,880,060
                                                                                                    --------------------

Apparel Manufacturers (1.67%)
Carter's Inc (b)                                             39,400                                           2,678,806
                                                                                                    --------------------

Applications Software (1.45%)
Quest Software Inc (b)                                      146,900                                           2,326,896
                                                                                                    --------------------

Auto - Medium & Heavy Duty Trucks (0.99%)
Oshkosh Truck Corp                                           32,000                                           1,577,920
                                                                                                    --------------------

Building & Construction Products -Miscellaneous (0.89%)
Simpson Manufacturing Co Inc                                 36,800                                           1,423,792
                                                                                                    --------------------

Commercial Banks (0.72%)
Capitol Bancorp Ltd                                           7,600                                             337,440
Community Bancorp/NV (b)                                     25,900                                             807,821
                                                                                                    --------------------
                                                                                                              1,145,261
                                                                                                    --------------------
Commercial Services - Finance (3.70%)
Euronet Worldwide Inc (a)(b)                                 81,500                                           2,630,005
Global Cash Access Inc (b)                                   86,300                                           1,334,198
Morningstar Inc (a)(b)                                       50,800                                           1,957,324
                                                                                                    --------------------
                                                                                                              5,921,527
                                                                                                    --------------------
Computer Services (1.29%)
Anteon International Corp (b)                                37,400                                           2,062,610
                                                                                                    --------------------

Computers - Integrated Systems (0.87%)
Micros Systems Inc (b)                                       30,200                                           1,393,730
                                                                                                    --------------------

Computers - Peripheral Equipment (1.77%)
Electronics for Imaging (b)                                 102,700                                           2,839,655
                                                                                                    --------------------

Consulting Services (1.16%)
Huron Consulting Group Inc (b)                               66,100                                           1,862,037
                                                                                                    --------------------

Data Processing & Management (1.16%)
Filenet Corp (b)                                             66,000                                           1,851,960
                                                                                                    --------------------

Decision Support Software (0.64%)
Wind River Systems Inc (b)                                   77,000                                           1,030,260
                                                                                                    --------------------

Diagnostic Kits (1.39%)
Meridian Bioscience Inc                                      42,200                                           1,052,468
OraSure Technologies Inc (a)(b)                             107,700                                           1,175,007
                                                                                                    --------------------
                                                                                                              2,227,475
                                                                                                    --------------------
Diversified Manufacturing Operations (1.24%)
Actuant Corp (a)                                             34,800                                           1,992,300
                                                                                                    --------------------


Diversified Operations & Commercial Services (1.20%)
Chemed Corp                                                  36,300                                           1,929,708
                                                                                                    --------------------

E-Commerce - Products (1.05%)
Nutri/System Inc (a)(b)                                      34,500                                           1,687,050
                                                                                                    --------------------

Electronic Components - Semiconductors (5.04%)
Advanced Analogic Technologies Inc (b)                       31,000                                             461,900
Microsemi Corp (b)                                           79,800                                           2,429,112
ON Semiconductor Corp (a)(b)                                209,700                                           1,574,847
Semtech Corp (a)(b)                                          93,400                                           1,800,752
Sirf Technology Holdings Inc (b)                             53,700                                           1,809,153
                                                                                                    --------------------
                                                                                                              8,075,764
                                                                                                    --------------------
Electronics - Military (0.58%)
Engineered Support Systems Inc                               21,650                                             931,383
                                                                                                    --------------------

E-Marketing & Information (1.87%)
Digitas Inc (b)                                             229,200                                           3,000,228
                                                                                                    --------------------

Enterprise Software & Services (1.50%)
Informatica Corp (b)                                        163,600                                           2,408,192
                                                                                                    --------------------

Entertainment Software (1.39%)
THQ Inc (a)(b)                                               84,600                                           2,220,750
                                                                                                    --------------------

Finance - Investment Banker & Broker (2.21%)
Greenhill & Co Inc (a)                                       36,300                                           2,075,634
optionsXpress Holdings Inc (a)                               50,400                                           1,471,680
                                                                                                    --------------------
                                                                                                              3,547,314
                                                                                                    --------------------
Financial Guarantee Insurance (0.73%)
Primus Guaranty Ltd (a)(b)                                   90,700                                           1,174,565
                                                                                                    --------------------

Food - Miscellaneous/Diversified (0.76%)
Hain Celestial Group Inc (b)                                 52,300                                           1,219,113
                                                                                                    --------------------

Hazardous Waste Disposal (1.08%)
Stericycle Inc (a)(b)                                        28,970                                           1,731,537
                                                                                                    --------------------

Hotels & Motels (1.20%)
Orient-Express Hotels Ltd                                    59,300                                           1,914,204
                                                                                                    --------------------

Human Resources (3.17%)
Administaff Inc                                              54,100                                           2,328,464
Resources Connection Inc (b)                                101,300                                           2,754,347
                                                                                                    --------------------
                                                                                                              5,082,811
                                                                                                    --------------------
Internet Application Software (0.93%)
DealerTrack Holdings Inc (b)                                 74,900                                           1,494,255
                                                                                                    --------------------

Internet Content - Entertainment (0.64%)
Audible Inc (a)(b)                                           93,600                                           1,025,856
                                                                                                    --------------------

Internet Infrastructure Equipment (1.04%)
Avocent Corp (b)                                             50,200                                           1,670,154
                                                                                                    --------------------


Internet Security (0.44%)
Vasco Data Security International (a)(b)                     64,800                                             708,912
                                                                                                    --------------------

Investment Management & Advisory Services (1.04%)
Affiliated Managers Group (a)(b)                             18,000                                           1,670,400
                                                                                                    --------------------

Machinery - Construction & Mining (0.32%)
Astec Industries Inc (b)                                     13,500                                             519,075
                                                                                                    --------------------

Machinery - General Industry (1.04%)
IDEX Corp                                                    36,050                                           1,658,300
                                                                                                    --------------------

Medical - Biomedical/Gene (2.73%)
Coley Pharmaceutical Group Inc (a)(b)                        20,100                                             307,731
Momenta Pharmaceuticals Inc (a)(b)                           16,100                                             328,440
Nektar Therapeutics (a)(b)                                   21,100                                             417,780
PDL BioPharma Inc (b)                                        84,100                                           2,451,515
Telik Inc (a)(b)                                             45,100                                             865,469
                                                                                                    --------------------
                                                                                                              4,370,935
                                                                                                    --------------------
Medical - Drugs (0.70%)
Cubist Pharmaceuticals Inc (b)                               32,400                                             701,136
Zymogenetics Inc (b)                                         18,900                                             421,659
                                                                                                    --------------------
                                                                                                              1,122,795
                                                                                                    --------------------
Medical - HMO (1.48%)
WellCare Health Plans Inc (a)(b)                             58,585                                           2,368,591
                                                                                                    --------------------

Medical - Hospitals (1.06%)
United Surgical Partners International (b)                   43,800                                           1,697,688
                                                                                                    --------------------

Medical Imaging Systems (1.21%)
IRIS International Inc (a)(b)                                84,500                                           1,931,670
                                                                                                    --------------------

Medical Instruments (3.90%)
Abaxis Inc (a)(b)                                            93,100                                           1,854,552
Animas Corp (a)(b)                                           56,700                                           1,384,614
Arthrocare Corp (a)(b)                                       35,500                                           1,590,045
Ventana Medical Systems Inc (b)                              35,000                                           1,411,900
                                                                                                    --------------------
                                                                                                              6,241,111
                                                                                                    --------------------
Multimedia (1.00%)
Entravision Communications Corp (b)                         225,400                                           1,600,340
                                                                                                    --------------------

Networking Products (0.38%)
Atheros Communications Inc (b)                               30,900                                             607,185
                                                                                                    --------------------

Oil - Field Services (3.03%)
Core Laboratories NV (b)                                     37,720                                           1,681,558
Superior Well Services Inc (b)                               30,600                                             857,106
Tesco Corp (a)(b)                                            23,900                                             494,730
W-H Energy Services Inc (b)                                  37,700                                           1,820,156
                                                                                                    --------------------
                                                                                                              4,853,550
                                                                                                    --------------------
Oil & Gas Drilling (0.90%)
Helmerich & Payne Inc                                        18,300                                           1,433,988
                                                                                                    --------------------

Oil Company - Exploration & Production (3.36%)
Bill Barrett Corp (b)                                        38,500                                           1,478,400
Bringham Exploration Co. (b)                                 94,800                                           1,168,884

Range Resources Corp                                         53,500                                           1,598,045
Whiting Petroleum Corp (a)(b)                                24,600                                           1,138,980
                                                                                                    --------------------
                                                                                                              5,384,309
                                                                                                    --------------------
Oil Field Machinery & Equipment (3.49%)
CARBO Ceramics Inc                                            7,400                                             498,538
Dril-Quip Inc (b)                                            26,500                                           1,668,705
FMC Technologies Inc (b)                                     33,100                                           1,715,242
Hydril (b)                                                   20,700                                           1,704,645
                                                                                                    --------------------
                                                                                                              5,587,130
                                                                                                    --------------------
Physical Therapy & Rehabilitation Centers (1.75%)
Psychiatric Solutions Inc (b)                                84,800                                           2,797,552
                                                                                                    --------------------

Printing - Commercial (1.55%)
VistaPrint Ltd (b)                                           82,200                                           2,484,906
                                                                                                    --------------------

Recreational Centers (1.37%)
Life Time Fitness Inc (b)                                    57,000                                           2,199,630
                                                                                                    --------------------

Research & Development (0.73%)
Senomyx Inc (b)                                              72,300                                           1,174,875
                                                                                                    --------------------

Resorts & Theme Parks (1.13%)
Sunterra Corp (a)(b)                                        125,700                                           1,803,795
                                                                                                    --------------------

Retail - Catalog Shopping (1.70%)
Coldwater Creek Inc (a)(b)                                   57,350                                           1,169,940
MSC Industrial Direct Co                                     34,400                                           1,545,592
                                                                                                    --------------------
                                                                                                              2,715,532
                                                                                                    --------------------
Retail - Computer Equipment (1.26%)
Insight Enterprises Inc (b)                                  96,700                                           2,021,997
                                                                                                    --------------------

Retail - Leisure Products (1.18%)
MarineMax Inc (a)(b)                                         59,800                                           1,881,906
                                                                                                    --------------------

Retail - Restaurants (0.14%)
Chipotle Mexican Grill Inc (b)                                4,600                                             218,592
                                                                                                    --------------------

Schools (2.51%)
Laureate Education Inc (b)                                   42,560                                           2,217,376
Strayer Education Inc                                        20,400                                           1,806,624
                                                                                                    --------------------
                                                                                                              4,024,000
                                                                                                    --------------------
Schools - Day Care (1.25%)
Bright Horizons Family Solutions Inc (b)                     51,300                                           2,004,804
                                                                                                    --------------------

Semiconductor Component - Integrated Circuits (3.32%)
Exar Corp (b)                                                72,600                                             977,922
Integrated Device Technology Inc (b)                        203,000                                           2,819,670
Micrel Inc (b)                                               29,300                                             359,511
Vimicro International Corp ADR (b)                          101,200                                           1,157,728
                                                                                                    --------------------
                                                                                                              5,314,831
                                                                                                    --------------------
Semiconductor Equipment (0.90%)
Entegris Inc (b)                                            137,500                                           1,443,750
                                                                                                    --------------------

Steel - Specialty (1.15%)
Allegheny Technologies Inc                                   35,660                                           1,848,971
                                                                                                    --------------------

Telecommunication Equipment - Fiber Optics (1.09%)
Essex Corp (a)(b)                                            85,100                                           1,740,295
                                                                                                    --------------------

Therapeutics (1.59%)
Abgenix Inc (a)(b)                                           28,100                                             620,167
CV Therapeutics Inc (a)(b)                                   15,800                                             388,838
Neopharm Inc (a)(b)                                          77,100                                             904,383
Renovis Inc (a)(b)                                           31,400                                             639,618
                                                                                                    --------------------
                                                                                                              2,553,006
                                                                                                    --------------------
Transactional Software (0.80%)
VeriFone Holdings Inc (b)                                    49,900                                           1,273,448
                                                                                                    --------------------

Transport - Marine (1.06%)
Kirby Corp (b)                                               30,300                                           1,700,739
                                                                                                    --------------------

Transport - Services (1.15%)
UTI Worldwide Inc                                            17,600                                           1,843,248
                                                                                                    --------------------
TOTAL COMMON STOCKS                                                                                $        155,129,029
                                                                                                    --------------------
                                                         Principal
                                                           Amount                                          Value
                                                         ---------------------------------------------------------------
REPURCHASE AGREEMENTS (16.81%)
Morgan Stanley; 4.39%;
dated 1/31/2006 maturing 2/1/2006                        26,925,283                                          26,922,000
(collateralized by Federal Home Loan Bank ARM;
$27,529,099; 12/1/2035)  (c)
                                                                                                    --------------------

TOTAL REPURCHASE AGREEMENTS                                                                        $         26,922,000
                                                                                                    --------------------
Total Investments                                                                                  $        182,051,029
Liabilities in Excess of Other Assets, Net - (13.65)%                                                      (21,866,374)
                                                                                                    --------------------
TOTAL NET ASSETS - 100.00%                                                                         $        160,184,655
                                                                                                    ====================
                                                                                                    --------------------

                                                                                                    ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $         34,118,261
Unrealized Depreciation                                          (2,063,723)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        32,054,538
Cost for federal income tax purposes                             149,996,491


Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Consumer, Non-cyclical                                                31.85%
Financial                                                             21.51%
Technology                                                            20.13%
Energy                                                                10.77%
Consumer, Cyclical                                                    10.62%
Industrial                                                             9.17%
Communications                                                         8.45%
Basic Materials                                                        1.15%
Liabilities in Excess of Other Assets, Net                         (-13.65%)
                                                         --------------------
TOTAL NET ASSETS                                                     100.00%
                                                         ====================


Schedule of Investments
January 31, 2006 (unaudited)
Partners SmallCap Growth Fund II
                                                          Shares
                                                           Held                                             Value
                                                        ---------------------------------------------------------------
COMMON STOCKS (96.25%)
Aerospace & Defense Equipment (1.20%)
AAR Corp (a)(b)                                            148,900                                $          3,548,287
BE Aerospace Inc (b)                                       146,800                                           3,085,736
                                                                                                   --------------------
                                                                                                             6,634,023
                                                                                                   --------------------
Apparel Manufacturers (1.11%)
Maidenform Brands Inc (a)(b)                                30,500                                             340,685
Phillips-Van Heusen                                        160,600                                           5,802,478
                                                                                                   --------------------
                                                                                                             6,143,163
                                                                                                   --------------------
Applications Software (2.47%)
MRO Software Inc (b)                                       113,195                                           1,736,411
Nuance Communications Inc (b)                              127,000                                           1,084,580
Progress Software Corp (b)                                 240,200                                           6,908,152
Verint Systems Inc (a)(b)                                  109,900                                           3,983,875
                                                                                                   --------------------
                                                                                                            13,713,018
                                                                                                   --------------------
Athletic Equipment (0.44%)
Nautilus Inc (a)                                           151,200                                           2,472,120
                                                                                                   --------------------

Auto/Truck Parts & Equipment - Original (0.32%)
American Axle & Manufacturing Holdings                      95,900                                           1,782,781
                                                                                                   --------------------

Batteries & Battery Systems (0.53%)
Energy Conversion Devices Inc (a)(b)                        58,500                                           2,946,060
                                                                                                   --------------------

Beverages - Non-alcoholic (0.66%)
Hansen Natural Corp (b)                                     41,454                                           3,639,661
                                                                                                   --------------------

Building - Residential & Commercial (1.35%)
Hovnanian Enterprises Inc (b)                               74,900                                           3,626,658
Technical Olympic USA Inc (a)                              171,000                                           3,881,700
                                                                                                   --------------------
                                                                                                             7,508,358
                                                                                                   --------------------
Building Products - Cement & Aggregate (0.17%)
Eagle Materials Inc                                          5,700                                             928,473
                                                                                                   --------------------

Building Products - Light Fixtures (0.71%)
Genlyte Group Inc (b)                                       68,000                                           3,933,120
                                                                                                   --------------------

Cellular Telecommunications (0.19%)
Ubiquitel Inc (b)                                          109,700                                           1,073,963
                                                                                                   --------------------

Commercial Banks (2.40%)
MB Financial Inc                                            22,400                                             785,568
Mercantile Bank Corp                                         9,893                                             387,806
Prosperity Bancshares Inc                                   49,500                                           1,441,935
Texas Capital Bancshares Inc (b)                            72,369                                           1,588,499
UCBH Holdings Inc                                          346,940                                           6,019,409
Wilshire Bancorp Inc                                        88,289                                           1,558,301
Yardville National Bancorp                                  42,184                                           1,520,733
                                                                                                   --------------------
                                                                                                            13,302,251
                                                                                                   --------------------

Commercial Services (0.13%)
Providence Service Corp/The (b)                             25,400                                             725,932
                                                                                                   --------------------

Computer Aided Design (0.40%)
Ansys Inc (b)                                               50,315                                           2,206,816
                                                                                                   --------------------

Computer Services (3.26%)
CACI International Inc (b)                                  99,390                                           5,675,169
Cognizant Technology Solutions Corp (b)                    164,560                                           8,618,007
Factset Research Systems Inc                                77,360                                           3,085,117
Kanbay International Inc (b)                                42,600                                             718,236
                                                                                                   --------------------
                                                                                                            18,096,529
                                                                                                   --------------------
Computers - Integrated Systems (1.06%)
Micros Systems Inc (b)                                      79,784                                           3,682,032
Radisys Corp (a)(b)                                        121,700                                           2,188,166
                                                                                                   --------------------
                                                                                                             5,870,198
                                                                                                   --------------------
Consulting Services (1.27%)
CRA International Inc (b)                                   91,500                                           4,417,620
DiamondCluster International Inc (b)                       154,002                                           1,464,559
Navigant Consulting Inc (b)                                 50,300                                           1,142,816
                                                                                                   --------------------
                                                                                                             7,024,995
                                                                                                   --------------------
Consumer Products - Miscellaneous (0.99%)
Central Garden and Pet Co (b)                               94,000                                           4,660,520
Prestige Brands Holdings Inc (a)(b)                         66,200                                             822,866
                                                                                                   --------------------
                                                                                                             5,483,386
                                                                                                   --------------------
Data Processing & Management (0.58%)
Fair Isaac Corp                                             72,425                                           3,209,876
                                                                                                   --------------------

Decision Support Software (0.24%)
SPSS Inc (b)                                                40,600                                           1,308,944
                                                                                                   --------------------

Diagnostic Equipment (1.37%)
Adeza Biomedical Corp (b)                                   33,384                                             739,122
Gen-Probe Inc (b)                                           54,987                                           2,772,994
Immucor Inc (b)                                            109,500                                           3,290,475
Neurometrix Inc (b)                                         23,500                                             810,985
                                                                                                   --------------------
                                                                                                             7,613,576
                                                                                                   --------------------
Distribution & Wholesale (2.40%)
Aviall Inc (b)                                              59,000                                           2,039,040
Beacon Roofing Supply Inc (a)(b)                            57,700                                           1,916,217
LKQ Corp (a)(b)                                             98,000                                           2,204,020
WESCO International Inc (b)                                148,780                                           7,131,025
                                                                                                   --------------------
                                                                                                            13,290,302
                                                                                                   --------------------
Diversified Manufacturing Operations (1.57%)
ESCO Technologies Inc (b)                                  177,000                                           8,697,780
                                                                                                   --------------------

Drug Delivery Systems (0.59%)
I-Flow Corp (b)                                             43,946                                             697,862
Penwest Pharmaceuticals Co (a)(b)                          124,600                                           2,570,498
                                                                                                   --------------------
                                                                                                             3,268,360
                                                                                                   --------------------
E-Commerce - Products (0.98%)
Nutri/System Inc (a)(b)                                    111,100                                           5,432,790
                                                                                                   --------------------

Educational Software (0.46%)
Blackboard Inc (b)                                          98,262                                           2,530,246
                                                                                                   --------------------

Electronic Components - Miscellaneous (1.14%)
Benchmark Electronics Inc (b)                              163,950                                           5,989,094
International DisplayWorks Inc (b)                          48,100                                             312,169
                                                                                                   --------------------
                                                                                                             6,301,263
                                                                                                   --------------------
Electronic Components - Semiconductors (3.33%)
Bookham Inc (b)                                             34,500                                             229,425
Cree Inc (a)(b)                                             45,600                                           1,191,528
Fairchild Semiconductor International Inc (b)              100,900                                           2,012,955
Ikanos Communications Inc (b)                               89,900                                           1,770,131
Microsemi Corp (b)                                         271,400                                           8,261,416
Mindspeed Technologies Inc (b)                             139,401                                             441,901
Portalplayer Inc (b)                                        18,856                                             556,064
Silicon Image Inc (b)                                      301,300                                           3,486,041
Zoran Corp (b)                                              26,900                                             527,509
                                                                                                   --------------------
                                                                                                            18,476,970
                                                                                                   --------------------
Electronic Design Automation (0.18%)
Ansoft Corp (b)                                             28,571                                           1,003,128
                                                                                                   --------------------

Electronic Security Devices (0.35%)
American Science & Engineering Inc (b)                      30,001                                           1,927,564
                                                                                                   --------------------

Electronics - Military (0.99%)
Engineered Support Systems Inc                             127,945                                           5,504,194
                                                                                                   --------------------

E-Marketing & Information (0.32%)
24/7 Real Media Inc (b)                                    197,116                                           1,781,929
                                                                                                   --------------------

Energy - Alternate Sources (0.45%)
KFX Inc (b)                                                124,800                                           2,507,232
                                                                                                   --------------------

Engineering - Research & Development Services (0.51%)
EMCOR Group Inc (b)                                         34,600                                           2,837,892
                                                                                                   --------------------

Enterprise Software & Services (0.62%)
Hyperion Solutions Corp (b)                                 22,250                                             765,622
Opnet Technologies Inc (b)                                  93,100                                             820,211
Ultimate Software Group Inc (b)                             86,200                                           1,883,470
                                                                                                   --------------------
                                                                                                             3,469,303
                                                                                                   --------------------
Entertainment Software (0.35%)
THQ Inc (a)(b)                                              74,820                                           1,964,025
                                                                                                   --------------------

E-Services - Consulting (0.56%)
Digital Insight Corp (b)                                    68,302                                           2,449,993
GSI Commerce Inc (b)                                         9,600                                             161,952
WebSideStory Inc (b)                                        25,600                                             515,840
                                                                                                   --------------------
                                                                                                             3,127,785
                                                                                                   --------------------
Fiduciary Banks (1.15%)
Investors Financial Services Corp                          135,900                                           6,379,146
                                                                                                   --------------------

Hotels & Motels (0.89%)
Orient-Express Hotels Ltd                                  153,100                                           4,942,068
                                                                                                   --------------------

Housewares (0.18%)
Lifetime Brands Inc                                         45,290                                             989,587
                                                                                                   --------------------


Human Resources (1.48%)
Gevity HR Inc                                               46,900                                           1,287,405
Korn/Ferry International (a)(b)                             77,100                                           1,523,496
Labor Ready Inc (b)                                        233,100                                           5,428,899
                                                                                                   --------------------
                                                                                                             8,239,800
                                                                                                   --------------------
Industrial Automation & Robots (0.86%)
Cognex Corp                                                163,300                                           4,765,094
                                                                                                   --------------------

Industrial Gases (0.91%)
Airgas Inc                                                 130,500                                           5,060,790
                                                                                                   --------------------

Instruments - Controls (0.21%)
Photon Dynamics Inc (b)                                     52,600                                           1,152,466
                                                                                                   --------------------

Internet Connectivity Services (0.27%)
Redback Networks Inc (b)                                    90,276                                           1,521,151
                                                                                                   --------------------

Internet Content - Information & News (0.41%)
iVillage Inc (b)                                           305,170                                           2,294,878
                                                                                                   --------------------

Internet Infrastructure Equipment (0.27%)
Avocent Corp (b)                                            45,400                                           1,510,458
                                                                                                   --------------------

Internet Infrastructure Software (0.19%)
Opsware Inc (b)                                            146,200                                           1,070,184
                                                                                                   --------------------

Internet Security (1.03%)
RSA Security Inc (a)(b)                                    169,600                                           2,606,752
Secure Computing Corp (b)                                  213,000                                           3,101,280
                                                                                                   --------------------
                                                                                                             5,708,032
                                                                                                   --------------------
Internet Telephony (0.09%)
j2 Global Communications Inc (b)                            10,700                                             510,925
                                                                                                   --------------------

Investment Management & Advisory Services (0.24%)
Calamos Asset Management Inc                                37,704                                           1,309,837
                                                                                                   --------------------

Lasers - Systems & Components (0.37%)
II-VI Inc (b)                                              117,669                                           2,047,441
                                                                                                   --------------------

Machinery - Construction & Mining (1.01%)
JLG Industries Inc                                         103,175                                           5,620,974
                                                                                                   --------------------

Machinery - General Industry (1.28%)
Middleby Corp (a)(b)                                        43,400                                           4,101,300
Wabtec Corp                                                 95,500                                           3,014,935
                                                                                                   --------------------
                                                                                                             7,116,235
                                                                                                   --------------------
Machinery Tools & Related Products (0.38%)
Kennametal Inc                                              35,700                                           2,088,450
                                                                                                   --------------------

Medical  - Outpatient & Home Medical Care (0.28%)
NovaMed Inc (b)                                            115,502                                             868,575
Radiation Therapy Services Inc (b)                          22,100                                             660,790
                                                                                                   --------------------
                                                                                                             1,529,365
                                                                                                   --------------------
Medical - Biomedical/Gene (3.67%)
Affymetrix Inc (a)(b)                                       43,200                                           1,649,376
Alexion Pharmaceuticals Inc (a)(b)                          84,200                                           2,426,644

Charles River Laboratories International (b)                36,332                                           1,675,995
Digene Corp (b)                                             34,642                                           1,150,114
Illumina Inc (b)                                            77,888                                           1,669,919
Incyte Corp (a)(b)                                         199,500                                           1,015,455
Keryx Biopharmaceuticals Inc (b)                            98,500                                           1,578,955
Lifecell Corp (b)                                           61,315                                           1,330,536
PDL BioPharma Inc (b)                                       95,600                                           2,786,740
Serologicals Corp (b)                                       50,600                                           1,131,416
Telik Inc (a)(b)                                           204,337                                           3,921,227
                                                                                                   --------------------
                                                                                                            20,336,377
                                                                                                   --------------------
Medical - Drugs (1.28%)
Cubist Pharmaceuticals Inc (b)                              69,100                                           1,495,324
First Horizon Pharmaceutical Corp (a)(b)                   178,500                                           3,000,585
Salix Pharmaceuticals Ltd (b)                               86,600                                           1,505,974
Vaxgen Inc (b)                                             113,100                                           1,091,415
                                                                                                   --------------------
                                                                                                             7,093,298
                                                                                                   --------------------
Medical - Generic Drugs (0.15%)
Taro Pharmaceuticals Industries (a)(b)                      57,000                                             847,020
                                                                                                   --------------------

Medical - Hospitals (1.40%)
Horizon Health Corp (b)                                     69,056                                           1,608,314
Symbion Inc (b)                                             29,324                                             677,385
United Surgical Partners International (b)                 141,150                                           5,470,974
                                                                                                   --------------------
                                                                                                             7,756,673
                                                                                                   --------------------
Medical Imaging Systems (0.42%)
Merge Technologies Inc (a)(b)                               88,700                                           2,341,680
                                                                                                   --------------------

Medical Information Systems (0.07%)
Allscripts Healthcare Solutions Inc (b)                     21,600                                             380,376
                                                                                                   --------------------

Medical Instruments (0.89%)
Arthrocare Corp (a)(b)                                     107,600                                           4,819,404
DexCom Inc (b)                                               7,100                                             134,900
                                                                                                   --------------------
                                                                                                             4,954,304
                                                                                                   --------------------
Medical Laboratory & Testing Service (0.20%)
Bio-Reference Labs Inc (b)                                  68,069                                           1,105,441
                                                                                                   --------------------

Medical Products (2.70%)
Inamed Corp (b)                                             96,300                                           8,870,193
ThermoGenesis Corp (b)                                     160,079                                             661,126
Viasys Healthcare Inc (a)(b)                               192,600                                           5,454,432
                                                                                                   --------------------
                                                                                                            14,985,751
                                                                                                   --------------------
Metal Processors & Fabrication (0.14%)
Sun Hydraulics Corp                                         35,730                                             778,914
                                                                                                   --------------------

Motion Pictures & Services (0.26%)
Lions Gate Entertainment Corp (a)(b)                       161,050                                           1,433,345
                                                                                                   --------------------

Networking Products (1.11%)
Atheros Communications Inc (b)                             101,200                                           1,988,580
Foundry Networks Inc (b)                                   165,500                                           2,487,465
Ixia (b)                                                   135,500                                           1,707,300
                                                                                                   --------------------
                                                                                                             6,183,345
                                                                                                   --------------------
Office Automation & Equipment (0.09%)
Global Imaging Systems Inc (b)                              13,527                                             478,315
                                                                                                   --------------------


Oil - Field Services (2.88%)
Allis-Chalmers Energy Inc (b)                               37,700                                             686,140
Cal Dive International Inc (b)                              56,280                                           2,362,634
Hercules Offshore Inc (b)                                   15,100                                             540,731
Hornbeck Offshore Services Inc (b)                          19,300                                             767,754
Superior Energy Services (b)                                74,800                                           2,030,820
Tetra Technologies Inc (b)                                 241,225                                           9,571,808
                                                                                                   --------------------
                                                                                                            15,959,887
                                                                                                   --------------------
Oil & Gas Drilling (1.53%)
Grey Wolf Inc (b)                                          228,100                                           2,007,280
Patterson-UTI Energy Inc                                   147,100                                           5,533,902
Pioneer Drilling Co (b)                                     42,800                                             975,840
                                                                                                   --------------------
                                                                                                             8,517,022
                                                                                                   --------------------
Oil Company - Exploration & Production (2.52%)
Carrizo Oil & Gas Inc (b)                                   31,900                                             920,634
KCS Energy Inc (a)(b)                                      246,400                                           7,152,992
Quicksilver Resources Inc (b)                              117,450                                           5,904,211
                                                                                                   --------------------
                                                                                                            13,977,837
                                                                                                   --------------------
Oil Field Machinery & Equipment (0.41%)
Dresser-Rand Group Inc (b)                                  83,800                                           2,256,734
                                                                                                   --------------------

Patient Monitoring Equipment (0.60%)
Aspect Medical Systems Inc (a)(b)                           92,500                                           3,345,725
                                                                                                   --------------------

Physical Therapy & Rehabilitation Centers (2.00%)
Psychiatric Solutions Inc (a)(b)                           335,998                                          11,084,574
                                                                                                   --------------------

Physician Practice Management (1.66%)
Pediatrix Medical Group Inc (b)                            105,080                                           9,213,414
                                                                                                   --------------------

Property & Casualty Insurance (0.56%)
Philadelphia Consolidated Holding Co (b)                    13,308                                           1,292,872
Selective Insurance Group                                   15,300                                             887,400
United America Indemnity Ltd (b)                            43,666                                             923,536
                                                                                                   --------------------
                                                                                                             3,103,808
                                                                                                   --------------------
Publicly Traded Investment Fund (0.30%)
iShares Russell 2000 Index Fund (a)                         22,900                                           1,654,525
                                                                                                   --------------------

REITS - Healthcare (0.92%)
Ventas Inc                                                 166,400                                           5,091,840
                                                                                                   --------------------

REITS - Office Property (0.44%)
BioMed Realty Trust Inc                                     90,300                                           2,422,749
                                                                                                   --------------------

REITS - Regional Malls (0.53%)
Mills Corp/The                                              71,300                                           2,955,385
                                                                                                   --------------------

Rental - Auto & Equipment (0.44%)
Aaron Rents Inc                                            101,300                                           2,436,265
                                                                                                   --------------------

Respiratory Products (0.97%)
Resmed Inc (b)                                             136,570                                           5,386,321
                                                                                                   --------------------

Retail - Apparel & Shoe (1.56%)
Aeropostale Inc (b)                                        151,450                                           4,578,334
Cache Inc. (b)                                              52,134                                             940,497

Chico's FAS Inc (b)                                         44,100                                           1,920,996
DSW Inc (a)(b)                                              45,800                                           1,224,234
                                                                                                   --------------------
                                                                                                             8,664,061
                                                                                                   --------------------
Retail - Mail Order (0.10%)
Celebrate Express Inc (b)                                   40,766                                             564,609
                                                                                                   --------------------

Retail - Music Store (0.70%)
Guitar Center Inc (a)(b)                                    72,600                                           3,897,168
                                                                                                   --------------------

Retail - Pet Food & Supplies (0.53%)
Petco Animal Supplies Inc (b)                              133,700                                           2,922,682
                                                                                                   --------------------

Retail - Petroleum Products (0.09%)
World Fuel Services Corp                                    14,400                                             496,224
                                                                                                   --------------------

Retail - Restaurants (2.28%)
California Pizza Kitchen Inc (a)(b)                        158,300                                           5,179,576
Checkers Drive-In Restaurant (b)                            19,800                                             302,346
Chipotle Mexican Grill Inc (b)                              10,300                                             489,456
CKE Restaurants Inc (a)                                    280,300                                           4,386,695
Panera Bread Co (b)                                         33,350                                           2,271,135
                                                                                                   --------------------
                                                                                                            12,629,208
                                                                                                   --------------------
Retail - Sporting Goods (0.31%)
Hibbett Sporting Goods Inc (b)                              55,852                                           1,711,864
                                                                                                   --------------------

Savings & Loans - Thrifts (0.75%)
Bankunited Financial Corp                                   89,600                                           2,517,760
Harbor Florida Bancshares Inc (a)                           41,900                                           1,632,005
                                                                                                   --------------------
                                                                                                             4,149,765
                                                                                                   --------------------
Semiconductor Component - Integrated Circuits (1.59%)
Exar Corp (b)                                              143,150                                           1,928,230
Micrel Inc (b)                                              76,900                                             943,563
Power Integrations Inc (a)(b)                              111,700                                           2,958,933
Standard Microsystems Corp (b)                              87,000                                           2,996,280
                                                                                                   --------------------
                                                                                                             8,827,006
                                                                                                   --------------------
Semiconductor Equipment (2.72%)
ATMI Inc (b)                                                68,324                                           2,295,687
August Technology Corp (b)                                  94,300                                           1,075,020
Cohu Inc                                                    13,500                                             382,725
Credence Systems Corp (b)                                  116,300                                           1,017,625
Formfactor Inc (b)                                          45,001                                           1,341,930
Photronics Inc (a)(b)                                      141,300                                           2,549,052
Rudolph Technologies Inc (b)                                89,800                                           1,373,042
Semitool Inc (b)                                           189,916                                           2,592,353
Varian Semiconductor Equipment Associates Inc (b)           49,300                                           2,441,829
                                                                                                   --------------------
                                                                                                            15,069,263
                                                                                                   --------------------
Steel - Producers (0.71%)
Steel Dynamics Inc                                          85,400                                           3,964,268
                                                                                                   --------------------

Steel - Specialty (0.58%)
Allegheny Technologies Inc                                  62,100                                           3,219,885
                                                                                                   --------------------

Telecommunication Equipment (1.39%)
Arris Group Inc (b)                                        239,300                                           2,814,168
Nice Systems Ltd ADR (b)                                    85,300                                           4,497,869

Tut Systems Inc (b)                                        127,200                                             380,328
                                                                                                   --------------------
                                                                                                             7,692,365
                                                                                                   --------------------
Telecommunication Equipment - Fiber Optics (0.12%)
Oplink Communications Inc (b)                               36,800                                             655,776
                                                                                                   --------------------

Telecommunication Services (0.40%)
NeuStar Inc (a)(b)                                          76,100                                           2,207,661
                                                                                                   --------------------

Therapeutics (1.15%)
Bioenvision Inc (b)                                         74,201                                             602,512
CV Therapeutics Inc (b)                                     12,900                                             317,469
Isis Pharmaceuticals Inc (a)(b)                            159,900                                             865,059
Neurocrine Biosciences Inc (b)                              47,161                                           2,865,974
Nuvelo Inc (b)                                             100,600                                           1,725,290
                                                                                                   --------------------
                                                                                                             6,376,304
                                                                                                   --------------------
Transport - Services (2.04%)
HUB Group Inc (b)                                          145,400                                           6,157,690
UTI Worldwide Inc                                           49,300                                           5,163,189
                                                                                                   --------------------
                                                                                                            11,320,879
                                                                                                   --------------------
Transport - Truck (2.22%)
Forward Air Corp                                            87,450                                           3,410,550
Landstar System Inc                                        151,600                                           6,412,680
Old Dominion Freight Line (b)                               86,903                                           2,480,212
                                                                                                   --------------------
                                                                                                            12,303,442
                                                                                                   --------------------
Veterinary Diagnostics (1.44%)
VCA Antech Inc (b)                                         289,500                                           8,010,465
                                                                                                   --------------------

Veterinary Products (0.10%)
PetMed Express Inc (b)                                      30,600                                             540,396
                                                                                                   --------------------

Wireless Equipment (0.18%)
Viasat Inc (b)                                              40,300                                           1,015,560
                                                                                                   --------------------
TOTAL COMMON STOCKS                                                                               $        533,914,663
                                                                                                   --------------------
                                                        Principal
                                                          Amount                                          Value
                                                        ---------------------------------------------------------------
REPURCHASE AGREEMENTS (9.10%)
Morgan Stanley; 4.39%;
dated 1/31/2006 maturing 2/1/2006                       50,453,152                                          50,447,000
(collateralized by Federal Home Loan Bank ARM;
$51,584,595; 12/1/2035)  (c)
                                                                                                   --------------------

TOTAL REPURCHASE AGREEMENTS                                                                       $         50,447,000
                                                                                                   --------------------
Total Investments                                                                                 $        584,361,663
Liabilities in Excess of Other Assets, Net - (5.35)%                                                      (29,655,109)
                                                                                                   --------------------
TOTAL NET ASSETS - 100.00%                                                                        $        554,706,554
                                                                                                   ====================
                                                                                                   --------------------


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $        135,941,375
Unrealized Depreciation                                        (14,456,395)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                      121,484,980
Cost for federal income tax purposes                            462,876,683


Portfolio Summary (unaudited)
----------------------------------------------------------------------------
Sector                                                              Percent
----------------------------------------------------------------------------
Consumer, Non-cyclical                                               25.84%
Technology                                                           17.42%
Financial                                                            16.07%
Industrial                                                           15.67%
Consumer, Cyclical                                                   12.52%
Energy                                                                7.79%
Communications                                                        7.53%
Basic Materials                                                       2.21%
Funds                                                                 0.30%
Liabilities in Excess of Other Assets, Net                         (-5.35%)
                                                        --------------------
TOTAL NET ASSETS                                                    100.00%
                                                        ====================


Schedule of Investments
January 31, 2006 (unaudited)
Partners SmallCap Growth Fund III
                                                          Shares
                                                           Held                                          Value
                                                         -------------------------------------------------------------
COMMON STOCKS (97.37%)
Aerospace & Defense Equipment (0.09%)
Alliant Techsystems Inc (a)                                  2,000                               $            155,000
                                                                                                  --------------------

Apparel Manufacturers (2.86%)
Columbia Sportswear Co (a)(b)                                3,600                                            185,940
Polo Ralph Lauren Corp                                      32,800                                          1,857,792
Quiksilver Inc (a)                                         218,300                                          3,060,566
                                                                                                  --------------------
                                                                                                            5,104,298
                                                                                                  --------------------
Applications Software (0.65%)
Red Hat Inc (a)                                             40,300                                          1,166,685
                                                                                                  --------------------

Audio & Video Products (1.54%)
Harman International Industries Inc                         24,900                                          2,739,000
                                                                                                  --------------------

Broadcasting Services & Programming (0.17%)
CKX Inc (a)                                                 23,600                                            297,124
                                                                                                  --------------------

Building - Heavy Construction (0.81%)
Granite Construction Inc                                    31,200                                          1,262,976
Perini Corp (a)                                              6,900                                            189,957
                                                                                                  --------------------
                                                                                                            1,452,933
                                                                                                  --------------------
Building - Residential & Commercial (1.61%)
Meritage Homes Corp (a)(b)                                  25,800                                          1,560,900
Technical Olympic USA Inc (b)                               57,575                                          1,306,952
                                                                                                  --------------------
                                                                                                            2,867,852
                                                                                                  --------------------
Chemicals - Specialty (0.84%)
Symyx Technologies (a)(b)                                   54,300                                          1,501,938
                                                                                                  --------------------

Commercial Banks (3.36%)
East West Bancorp Inc                                       33,400                                          1,232,794
SVB Financial Group (a)                                     81,000                                          4,007,880
Wintrust Financial Corp                                     13,900                                            746,430
                                                                                                  --------------------
                                                                                                            5,987,104
                                                                                                  --------------------
Commercial Services (1.70%)
Weight Watchers International Inc                           64,300                                          3,024,672
                                                                                                  --------------------

Communications Software (0.73%)
Avid Technology Inc (a)                                     26,300                                          1,306,321
                                                                                                  --------------------

Computer Graphics (2.43%)
Pixar (a)                                                   74,800                                          4,321,944
                                                                                                  --------------------

Computer Services (0.57%)
Factset Research Systems Inc                                11,200                                            446,656
Manhattan Associates Inc (a)                                26,100                                            567,936
                                                                                                  --------------------
                                                                                                            1,014,592
                                                                                                  --------------------
Computers - Integrated Systems (0.36%)
Jack Henry & Associates Inc                                 31,100                                            636,617
                                                                                                  --------------------


Computers  -Memory Devices (3.17%)
Maxtor Corp (a)                                            521,900                                          4,801,480
Western Digital Corp (a)                                    38,700                                            845,982
                                                                                                  --------------------
                                                                                                            5,647,462
                                                                                                  --------------------
Consulting Services (0.37%)
Corporate Executive Board Co                                 2,000                                            168,280
Huron Consulting Group Inc (a)                              17,400                                            490,158
                                                                                                  --------------------
                                                                                                              658,438
                                                                                                  --------------------
Data Processing & Management (1.19%)
Global Payments Inc                                         18,100                                            921,833
SEI Investments Co                                          29,000                                          1,196,250
                                                                                                  --------------------
                                                                                                            2,118,083
                                                                                                  --------------------
Drug Delivery Systems (0.55%)
Depomed Inc (a)(b)                                         148,800                                            974,640
                                                                                                  --------------------

Electronic Components - Miscellaneous (2.34%)
Flextronics International Ltd (a)                          398,700                                          4,170,402
                                                                                                  --------------------

Electronic Components - Semiconductors (8.53%)
Agere Systems Inc (a)                                       34,690                                            430,503
Altera Corp (a)                                            263,800                                          5,093,978
AMIS Holdings Inc (a)                                      159,300                                          1,648,755
Cree Inc (a)(b)                                            149,700                                          3,911,661
Intersil Corp                                               70,900                                          2,060,354
Lattice Semiconductor Corp (a)                             207,200                                            938,616
Pixelworks Inc (a)(b)                                      101,300                                            578,423
Skyworks Solutions Inc (a)                                 100,200                                            529,056
                                                                                                  --------------------
                                                                                                           15,191,346
                                                                                                  --------------------
Electronic Design Automation (1.61%)
Synopsys Inc (a)                                           130,100                                          2,876,511
                                                                                                  --------------------

Electronic Measurement Instruments (0.34%)
Flir Systems Inc (a)                                        25,500                                            604,350
                                                                                                  --------------------

E-Marketing & Information (1.35%)
aQuantive Inc (a)                                           92,200                                          2,398,122
                                                                                                  --------------------

Energy - Alternate Sources (0.10%)
Headwaters Inc (a)                                           5,300                                            182,850
                                                                                                  --------------------

Entertainment Software (1.15%)
THQ Inc (a)(b)                                              78,250                                          2,054,063
                                                                                                  --------------------

E-Services - Consulting (0.68%)
GSI Commerce Inc (a)(b)                                     72,100                                          1,216,327
                                                                                                  --------------------

Finance - Investment Banker & Broker (6.06%)
E*Trade Financial Corp (a)                                 265,500                                          6,316,245
Friedman Billings Ramsey Group Inc (b)                      78,100                                            904,398
Jefferies Group Inc                                          3,300                                            179,751
Lazard Ltd (b)                                              94,500                                          3,388,770
                                                                                                  --------------------
                                                                                                           10,789,164
                                                                                                  --------------------
Finance - Mortgage Loan/Banker (0.93%)
Accredited Home Lenders Holding Co (a)(b)                   31,600                                          1,659,948
                                                                                                  --------------------


Finance - Other Services (1.32%)
Cbot Holdings Inc (a)(b)                                    22,300                                          2,361,570
                                                                                                  --------------------

Hotels & Motels (0.58%)
Four Seasons Hotels Inc (b)                                 17,800                                          1,025,636
                                                                                                  --------------------

Human Resources (0.91%)
Monster Worldwide Inc (a)                                   22,100                                            942,786
Robert Half International Inc                               18,400                                            672,152
                                                                                                  --------------------
                                                                                                            1,614,938
                                                                                                  --------------------
Identification Systems - Development (0.46%)
Identix Inc (a)                                            102,500                                            818,975
                                                                                                  --------------------

Industrial Audio & Video Products (0.77%)
Sonic Solutions Inc (a)(b)                                  82,300                                          1,378,525
                                                                                                  --------------------

Instruments - Scientific (0.82%)
FEI Co (a)                                                  63,200                                          1,458,656
                                                                                                  --------------------

Internet Application Software (0.28%)
eResearch Technology Inc (a)                                28,400                                            507,508
                                                                                                  --------------------

Internet Content - Information & News (1.01%)
CNET Networks Inc (a)                                      119,700                                          1,797,894
                                                                                                  --------------------

Internet Infrastructure Equipment (1.13%)
Avocent Corp (a)                                            60,500                                          2,012,835
                                                                                                  --------------------

Internet Infrastructure Software (0.85%)
Openwave Systems Inc (a)                                    69,900                                          1,507,044
                                                                                                  --------------------

Internet Security (0.71%)
Checkfree Corp (a)                                          24,400                                          1,264,408
                                                                                                  --------------------

Investment Management & Advisory Services (2.15%)
Affiliated Managers Group (a)(b)                            17,700                                          1,642,560
Calamos Asset Management Inc                                39,100                                          1,358,334
Nuveen Investments Inc                                      18,200                                            825,734
                                                                                                  --------------------
                                                                                                            3,826,628
                                                                                                  --------------------
Machinery - General Industry (0.40%)
Gardner Denver Inc (a)                                      13,400                                            708,860
                                                                                                  --------------------

Medical - Biomedical/Gene (1.02%)
Affymetrix Inc (a)(b)                                       26,100                                            996,498
Millipore Corp (a)                                           3,400                                            233,852
Telik Inc (a)                                               30,700                                            589,133
                                                                                                  --------------------
                                                                                                            1,819,483
                                                                                                  --------------------
Medical - Drugs (5.75%)
Cephalon Inc (a)(b)                                         77,900                                          5,522,331
Cubist Pharmaceuticals Inc (a)(b)                          112,900                                          2,443,156
Endo Pharmaceuticals Holdings Inc (a)                       79,700                                          2,287,390
                                                                                                  --------------------
                                                                                                           10,252,877
                                                                                                  --------------------
Medical - Generic Drugs (0.79%)
Barr Pharmaceuticals Inc (a)                                21,500                                          1,409,970
                                                                                                  --------------------


Medical - HMO (0.55%)
AMERIGROUP Corp (a)                                         43,800                                            977,616
                                                                                                  --------------------

Medical - Hospitals (1.40%)
Triad Hospitals Inc (a)                                      4,700                                            192,982
Universal Health Services Inc                               48,600                                          2,308,986
                                                                                                  --------------------
                                                                                                            2,501,968
                                                                                                  --------------------
Medical Instruments (0.75%)
Beckman Coulter Inc                                         22,500                                          1,339,875
                                                                                                  --------------------

Medical Products (0.31%)
Varian Medical Systems Inc (a)                               9,100                                            547,911
                                                                                                  --------------------

Networking Products (4.07%)
Polycom Inc (a)                                            373,900                                          7,246,182
                                                                                                  --------------------

Office Furnishings - Original (1.34%)
Herman Miller Inc                                           78,800                                          2,387,640
                                                                                                  --------------------

Office Supplies & Forms (0.42%)
John H Harland Co                                           20,000                                            746,600
                                                                                                  --------------------

Oil - Field Services (0.69%)
Global Industries Ltd (a)                                   88,400                                          1,237,600
                                                                                                  --------------------

Oil & Gas Drilling (0.39%)
Patterson-UTI Energy Inc                                    18,400                                            692,208
                                                                                                  --------------------

Oil Company - Exploration & Production (0.95%)
Ultra Petroleum Corp (a)                                    16,500                                          1,135,035
Whiting Petroleum Corp (a)                                  12,000                                            555,600
                                                                                                  --------------------
                                                                                                            1,690,635
                                                                                                  --------------------
Optical Supplies (0.36%)
Bausch & Lomb Inc                                            9,500                                            641,725
                                                                                                  --------------------

REITS - Mortgage (1.08%)
CapitalSource Inc (b)                                       69,568                                          1,527,713
JER Investors Trust Inc                                     21,900                                            389,820
                                                                                                  --------------------
                                                                                                            1,917,533
                                                                                                  --------------------
Retail - Apparel & Shoe (1.93%)
Abercrombie & Fitch Co                                       4,200                                            278,838
AnnTaylor Stores Corp (a)                                   71,300                                          2,375,716
DSW Inc (a)                                                 13,000                                            347,490
Urban Outfitters Inc (a)                                    16,200                                            442,422
                                                                                                  --------------------
                                                                                                            3,444,466
                                                                                                  --------------------
Retail - Consumer Electronics (0.40%)
Circuit City Stores Inc                                     28,000                                            705,880
                                                                                                  --------------------

Retail - Mail Order (0.71%)
Williams-Sonoma Inc (a)                                     31,800                                          1,265,004
                                                                                                  --------------------

Retail - Restaurants (0.57%)
Panera Bread Co (a)                                         15,000                                          1,021,500
                                                                                                  --------------------


Schools (0.62%)
Education Management Corp (a)                               35,900                                          1,099,258
                                                                                                  --------------------

Semiconductor Component - Integrated Circuits (0.86%)
Genesis Microchip Inc (a)                                   82,900                                          1,525,360
                                                                                                  --------------------

Semiconductor Equipment (4.94%)
Brooks Automation Inc (a)                                  218,000                                          3,675,480
Novellus Systems Inc (a)                                    44,800                                          1,270,080
Teradyne Inc (a)                                           221,000                                          3,849,820
                                                                                                  --------------------
                                                                                                            8,795,380
                                                                                                  --------------------
Telecommunication Equipment (3.76%)
Avaya Inc (a)                                              434,500                                          4,583,975
Plantronics Inc                                             60,300                                          2,110,500
                                                                                                  --------------------
                                                                                                            6,694,475
                                                                                                  --------------------
Therapeutics (4.00%)
Abgenix Inc (a)(b)                                          79,600                                          1,756,772
CV Therapeutics Inc (a)                                      6,800                                            167,348
Dendreon Corp (a)(b)                                       250,600                                          1,265,530
Medarex Inc (a)                                            234,100                                          3,272,718
Trimeris Inc (a)(b)                                         53,500                                            671,960
                                                                                                  --------------------
                                                                                                            7,134,328
                                                                                                  --------------------
Wireless Equipment (2.23%)
RF Micro Devices Inc (a)                                   546,400                                          3,977,792
                                                                                                  --------------------
TOTAL COMMON STOCKS                                                                              $        173,474,529
                                                                                                  --------------------
                                                         Principal
                                                          Amount                                         Value
                                                         -------------------------------------------------------------
REPURCHASE AGREEMENTS (16.88%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006                                       30,084,668                                        30,081,000
(collateralized by Federal Home Loan Bank ARM;
$30,759,336; 12/1/2035)  (c)
                                                                                                  --------------------

TOTAL REPURCHASE AGREEMENTS                                                                      $         30,081,000
                                                                                                  --------------------
Total Investments                                                                                $        203,555,529
Liabilities in Excess of Other Assets, Net - (14.25)%                                                    (25,394,356)
                                                                                                  --------------------
TOTAL NET ASSETS - 100.00%                                                                       $        178,161,173
                                                                                                  ====================
                                                                                                  --------------------

                                                                                                  ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                         30,248,425
Unrealized Depreciation                                        (2,805,251)
                                                       --------------------
Net Unrealized Appreciation (Depreciation)                      27,443,174
Cost for federal income tax purposes                           176,112,355


Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Sector                                                             Percent
---------------------------------------------------------------------------
Financial                                                           31.78%
Technology                                                          26.19%
Consumer, Non-cyclical                                              19.50%
Communications                                                      16.23%
Consumer, Cyclical                                                  11.54%
Industrial                                                           6.03%
Energy                                                               2.14%
Basic Materials                                                      0.84%
Liabilities in Excess of Other Assets, Net                       (-14.25%)
                                                       --------------------
TOTAL NET ASSETS                                                   100.00%
                                                       ====================


Schedule of Investments
January 31, 2006 (unaudited)
Partners SmallCap Value Fund
                                                             Shares
                                                              Held                                          Value
                                                            -------------------------------------------------------------
COMMON STOCKS (98.55%)
Aerospace & Defense Equipment (1.38%)
Curtiss-Wright Corp                                             1,300                               $             77,142
DRS Technologies Inc (a)                                       74,400                                          3,696,936
Innovative Solutions & Support Inc (b)                          1,173                                             16,786
Kaman Corp                                                     21,903                                            461,496
Moog Inc (b)                                                    4,019                                            134,677
Orbital Sciences Corp (b)                                      27,499                                            354,737
Triumph Group Inc (b)                                           1,693                                             71,546
                                                                                                     --------------------
                                                                                                               4,813,320
                                                                                                     --------------------
Agricultural Operations (0.00%)
Andersons Inc/The                                                 300                                             14,685
                                                                                                     --------------------

Airlines (0.27%)
Airtran Holdings Inc (b)                                        5,740                                             97,236
Alaska Air Group Inc (b)                                       11,468                                            366,173
Continental Airlines Inc (b)                                   10,952                                            229,006
Mesa Air Group Inc (b)                                          3,400                                             39,610
World Air Holdings Inc (b)                                     25,062                                            219,543
                                                                                                     --------------------
                                                                                                                 951,568
                                                                                                     --------------------
Apparel Manufacturers (0.29%)
Guess ? Inc (b)                                                 2,242                                             95,128
Phillips-Van Heusen                                            24,872                                            898,625
                                                                                                     --------------------
                                                                                                                 993,753
                                                                                                     --------------------
Applications Software (0.02%)
EPIQ Systems Inc (b)                                            3,680                                             82,064
                                                                                                     --------------------

Auction House & Art Dealer (1.04%)
Adesa Inc (a)                                                 141,100                                          3,612,160
                                                                                                     --------------------

Audio & Video Products (0.02%)
Audiovox Corp (b)                                               5,030                                             75,249
                                                                                                     --------------------

Auto/Truck Parts & Equipment - Original (0.77%)
BorgWarner Inc                                                 41,000                                          2,260,330
Hayes Lemmerz International Inc (b)                             2,571                                              9,590
Titan International Inc                                        23,876                                            421,172
                                                                                                     --------------------
                                                                                                               2,691,092
                                                                                                     --------------------
Auto/Truck Parts & Equipment - Replacement (0.06%)
Aftermarket Technology Corp (b)                                10,427                                            220,427
                                                                                                     --------------------

B2B - E-Commerce (0.06%)
Click Commerce Inc (a)(b)                                       7,011                                            208,577
                                                                                                     --------------------

Batteries & Battery Systems (0.06%)
Greatbatch Inc (b)                                              7,610                                            198,164
                                                                                                     --------------------

Beverages - Non-alcoholic (0.11%)
Hansen Natural Corp (b)                                         4,400                                            386,320
                                                                                                     --------------------


Building - Heavy Construction (0.28%)
Granite Construction Inc                                          700                                             28,336
Perini Corp (b)                                                 1,860                                             51,206
Washington Group International Inc                             14,912                                            885,027
                                                                                                     --------------------
                                                                                                                 964,569
                                                                                                     --------------------
Building - Residential & Commercial (1.79%)
Beazer Homes USA Inc (a)                                       43,500                                          3,168,540
Ryland Group Inc                                               42,300                                          3,060,828
                                                                                                     --------------------
                                                                                                               6,229,368
                                                                                                     --------------------
Building & Construction - Miscellaneous (1.25%)
Dycom Industries Inc (a)(b)                                   175,700                                          4,332,762
                                                                                                     --------------------

Building & Construction Products -Miscellaneous (0.14%)
NCI Building Systems Inc (b)                                    4,500                                            228,150
USG Corp (b)                                                    2,760                                            262,752
                                                                                                     --------------------
                                                                                                                 490,902
                                                                                                     --------------------
Building Products - Air & Heating (0.02%)
Lennox International Inc                                        2,056                                             65,689
                                                                                                     --------------------

Building Products - Cement & Aggregate (0.13%)
Texas Industries Inc                                            8,300                                            446,623
                                                                                                     --------------------

Building Products - Light Fixtures (0.06%)
Genlyte Group Inc (b)                                           3,800                                            219,792
                                                                                                     --------------------

Capacitors (0.00%)
Kemet Corp (b)                                                    942                                              8,648
                                                                                                     --------------------

Casino Services (0.01%)
Mikohn Gaming Corp (b)                                          2,400                                             18,024
Shuffle Master Inc (b)                                             19                                                483
                                                                                                     --------------------
                                                                                                                  18,507
                                                                                                     --------------------
Cellular Telecommunications (0.04%)
Dobson Communications Corp (b)                                  7,419                                             55,049
Syniverse Holdings Inc (b)                                      3,700                                             88,837
                                                                                                     --------------------
                                                                                                                 143,886
                                                                                                     --------------------
Chemicals - Diversified (0.11%)
FMC Corp                                                        6,500                                            366,730
                                                                                                     --------------------

Chemicals - Fibers (0.04%)
Wellman Inc                                                    18,420                                            130,782
                                                                                                     --------------------

Chemicals - Plastics (0.04%)
PolyOne Corp (b)                                                7,283                                             52,146
Spartech Corp                                                   3,183                                             76,488
                                                                                                     --------------------
                                                                                                                 128,634
                                                                                                     --------------------
Chemicals - Specialty (1.86%)
Cytec Industries Inc                                          107,700                                          5,341,920
HB Fuller Co                                                    8,500                                            321,215
Hercules Inc (b)                                                6,642                                             77,778
Minerals Technologies Inc                                       2,797                                            156,268
NewMarket Corp                                                 14,632                                            417,744
OM Group Inc (b)                                                7,590                                            163,261
                                                                                                     --------------------
                                                                                                               6,478,186
                                                                                                     --------------------

Circuit Boards (0.07%)
Multi-Fineline Electronix Inc (b)                               4,600                                            247,296
                                                                                                     --------------------

Collectibles (0.89%)
RC2 Corp (a)(b)                                                88,500                                          3,085,995
                                                                                                     --------------------

Commercial Banks (2.93%)
Alabama National Bancorporation                                 4,400                                            305,888
Bancfirst Corp                                                  3,400                                            282,744
Bank Mutual Corp                                               15,400                                            172,018
Capitol Bancorp Ltd                                             3,000                                            133,200
Cathay General Bancorp                                          2,800                                             99,988
Chittenden Corp                                                 3,625                                            102,841
Citizens Banking Corp                                           7,661                                            213,129
Corus Bankshares Inc                                            6,900                                            443,049
CVB Financial Corp                                              1,456                                             23,955
East West Bancorp Inc                                           2,100                                             77,511
First Bancorp/Puerto Rico                                      28,000                                            357,840
First Merchants Corp                                            5,000                                            127,950
First Midwest Bancorp Inc/IL                                    9,000                                            314,190
First Republic Bank/San Francisco CA                            4,850                                            184,106
Greater Bay Bancorp                                             6,000                                            155,640
MB Financial Inc                                                4,000                                            140,280
Old Second Bancorp Inc                                          7,400                                            230,214
Prosperity Bancshares Inc                                      14,100                                            410,733
Provident Bankshares Corp                                       4,900                                            179,977
Republic Bancorp Inc/MI                                         2,215                                             28,684
R-G Financial Corp                                              9,147                                            118,820
S&T Bancorp Inc                                                12,000                                            441,240
Santander BanCorp                                               4,400                                            112,464
Sun Bancorp Inc/NJ (b)                                          4,160                                             81,370
Susquehanna Bancshares Inc                                      1,400                                             33,796
SVB Financial Group (b)                                         5,700                                            282,036
Texas Capital Bancshares Inc (b)                               37,000                                            812,150
Trustmark Corp                                                  6,980                                            197,674
UCBH Holdings Inc                                             195,300                                          3,388,455
Umpqua Holdings Corp                                            5,600                                            157,808
United Community Banks Inc/GA                                   2,355                                             65,728
Wintrust Financial Corp                                         9,635                                            517,399
                                                                                                     --------------------
                                                                                                              10,192,877
                                                                                                     --------------------
Commercial Services (1.03%)
Quanta Services Inc (a)(b)                                    238,500                                          3,303,225
TeleTech Holdings Inc (b)                                      24,044                                            280,353
                                                                                                     --------------------
                                                                                                               3,583,578
                                                                                                     --------------------
Commercial Services - Finance (0.79%)
NCO Group Inc (b)                                             161,590                                          2,751,878
                                                                                                     --------------------

Communications Software (0.04%)
Ulticom Inc (b)                                                12,654                                            128,058
                                                                                                     --------------------

Computer Aided Design (0.01%)
Ansys Inc (b)                                                     900                                             39,474
                                                                                                     --------------------

Computer Services (0.49%)
Ciber Inc (b)                                                  36,602                                            229,861
Perot Systems Corp (b)                                          7,500                                            113,025
Reynolds & Reynolds Co/The                                     48,000                                          1,363,200
                                                                                                     --------------------
                                                                                                               1,706,086
                                                                                                     --------------------
Computers (0.12%)
Palm Inc (b)                                                    5,890                                            232,537
PAR Technology Corp (b)                                         7,880                                            171,233
                                                                                                     --------------------
                                                                                                                 403,770
                                                                                                     --------------------
Computers - Integrated Systems (0.30%)
Agilysys Inc                                                   42,514                                            901,297
Radisys Corp (b)                                                7,276                                            130,822
                                                                                                     --------------------
                                                                                                               1,032,119
                                                                                                     --------------------
Computers  -Memory Devices (0.49%)
Advanced Digital Information Corp (b)                         120,600                                          1,207,206
Komag Inc (b)                                                  10,365                                            487,777
                                                                                                     --------------------
                                                                                                               1,694,983
                                                                                                     --------------------
Computers - Peripheral Equipment (1.63%)
Electronics for Imaging (b)                                   204,900                                          5,665,485
                                                                                                     --------------------

Computers - Voice Recognition (0.13%)
Talx Corp                                                      14,130                                            442,834
                                                                                                     --------------------

Consulting Services (1.16%)
FTI Consulting Inc (a)(b)                                     149,100                                          4,033,155
                                                                                                     --------------------

Consumer Products - Miscellaneous (0.39%)
Central Garden and Pet Co (b)                                   4,500                                            223,110
Jarden Corp (b)                                                 7,050                                            173,712
Playtex Products Inc (b)                                        2,600                                             34,892
Spectrum Brands Inc (b)                                        48,786                                            922,543
                                                                                                     --------------------
                                                                                                               1,354,257
                                                                                                     --------------------
Containers - Metal & Glass (0.97%)
Crown Holdings Inc (b)                                         15,584                                            291,577
Owens-Illinois Inc (b)                                        139,800                                          3,074,202
                                                                                                     --------------------
                                                                                                               3,365,779
                                                                                                     --------------------
Cosmetics & Toiletries (0.06%)
Chattem Inc (b)                                                 5,300                                            212,265
                                                                                                     --------------------

Data Processing & Management (1.08%)
Acxiom Corp                                                   159,000                                          3,763,530
                                                                                                     --------------------

Decision Support Software (0.00%)
SPSS Inc (b)                                                      300                                              9,672
                                                                                                     --------------------

Dental Supplies & Equipment (0.06%)
Sybron Dental Specialties Inc (b)                               5,091                                            216,877
                                                                                                     --------------------

Diagnostic Kits (0.10%)
Meridian Bioscience Inc                                        14,043                                            350,232
                                                                                                     --------------------

Dialysis Centers (1.84%)
Renal Care Group Inc (b)                                      135,150                                          6,411,516
                                                                                                     --------------------

Distribution & Wholesale (1.97%)
Bell Microproducts Inc (b)                                     28,003                                            178,099
Brightpoint Inc (b)                                             4,491                                            101,452
Building Material Holding Corp                                  9,000                                            712,530
Owens & Minor Inc                                             112,900                                          3,533,770
Scansource Inc (a)(b)                                          33,200                                          1,952,492

United Stationers Inc (b)                                       7,400                                            370,222
                                                                                                     --------------------
                                                                                                               6,848,565
                                                                                                     --------------------
Diversified Manufacturing Operations (1.64%)
AO Smith Corp                                                  20,116                                            866,798
Blount International Inc (b)                                   24,722                                            396,788
EnPro Industries Inc (b)                                       13,695                                            420,163
Griffon Corp (b)                                               16,300                                            384,680
Pentair Inc                                                    94,900                                          3,644,160
                                                                                                     --------------------
                                                                                                               5,712,589
                                                                                                     --------------------
Diversified Operations (0.06%)
Resource America Inc                                           12,300                                            221,523
                                                                                                     --------------------

E-Commerce - Products (0.09%)
Nutri/System Inc (b)                                            3,736                                            182,690
Stamps.com Inc (b)                                              4,300                                            122,593
                                                                                                     --------------------
                                                                                                                 305,283
                                                                                                     --------------------
E-Commerce - Services (0.05%)
Homestore Inc (b)                                              25,882                                            156,327
                                                                                                     --------------------

Electric - Integrated (1.79%)
Allete Inc                                                     46,600                                          2,063,914
CMS Energy Corp (b)                                            34,664                                            501,588
El Paso Electric Co (b)                                        26,320                                            539,034
PNM Resources Inc                                              84,600                                          2,078,622
Sierra Pacific Resources (b)                                   58,903                                            777,520
UIL Holdings Corp                                               5,387                                            260,407
                                                                                                     --------------------
                                                                                                               6,221,085
                                                                                                     --------------------
Electronic Components - Miscellaneous (0.06%)
CTS Corp                                                        6,307                                             77,639
OSI Systems Inc (b)                                             4,067                                             89,311
Plexus Corp (b)                                                 1,285                                             36,379
Technitrol Inc                                                    500                                             10,180
                                                                                                     --------------------
                                                                                                                 213,509
                                                                                                     --------------------
Electronic Components - Semiconductors (0.17%)
Actel Corp (b)                                                 12,600                                            191,268
MIPS Technologies Inc (b)                                       4,900                                             44,590
Omnivision Technologies Inc (b)                                 6,800                                            171,564
Pixelworks Inc (b)                                             17,255                                             98,526
Skyworks Solutions Inc (b)                                     11,676                                             61,649
Supertex Inc (b)                                                1,000                                             29,990
                                                                                                     --------------------
                                                                                                                 597,587
                                                                                                     --------------------
Electronic Connectors (0.14%)
Thomas & Betts Corp (b)                                        10,900                                            486,685
                                                                                                     --------------------

Electronic Measurement Instruments (0.14%)
Analogic Corp                                                   1,000                                             55,500
Itron Inc (b)                                                   9,300                                            445,191
                                                                                                     --------------------
                                                                                                                 500,691
                                                                                                     --------------------
Electronic Security Devices (0.20%)
American Science & Engineering Inc (b)                         10,886                                            699,426
                                                                                                     --------------------

E-Marketing & Information (0.04%)
aQuantive Inc (b)                                               4,892                                            127,241
                                                                                                     --------------------


Energy - Alternate Sources (0.09%)
Covanta Holding Corp (b)                                       17,977                                            311,002
                                                                                                     --------------------

Engineering - Research & Development Services (1.19%)
Shaw Group Inc/The (b)                                        104,200                                          3,711,604
URS Corp (b)                                                   10,300                                            440,634
                                                                                                     --------------------
                                                                                                               4,152,238
                                                                                                     --------------------
Enterprise Software & Services (0.94%)
Hyperion Solutions Corp (b)                                    92,350                                          3,177,764
Mantech International Corp (b)                                  3,600                                            100,656
                                                                                                     --------------------
                                                                                                               3,278,420
                                                                                                     --------------------
Environmental Consulting & Engineering (1.05%)
Tetra Tech Inc (b)                                            218,325                                          3,656,944
                                                                                                     --------------------

E-Services - Consulting (0.21%)
Digital Insight Corp (b)                                       20,325                                            729,058
                                                                                                     --------------------

Finance - Consumer Loans (0.08%)
World Acceptance Corp (b)                                       9,623                                            272,908
                                                                                                     --------------------

Finance - Credit Card (0.13%)
CompuCredit Corp (b)                                           11,636                                            467,302
                                                                                                     --------------------

Finance - Investment Banker & Broker (0.61%)
Investment Technology Group Inc (b)                            23,640                                          1,063,327
Knight Capital Group Inc (b)                                   28,630                                            326,096
Piper Jaffray Cos (b)                                          16,132                                            723,197
                                                                                                     --------------------
                                                                                                               2,112,620
                                                                                                     --------------------
Finance - Leasing Company (0.43%)
Financial Federal Corp (a)                                     33,300                                          1,490,175
                                                                                                     --------------------

Finance - Mortgage Loan/Banker (1.75%)
Doral Financial Corp                                           51,897                                            564,120
Federal Agricultural Mortgage Corp                                760                                             21,569
IndyMac Bancorp Inc                                           134,700                                          5,503,842
                                                                                                     --------------------
                                                                                                               6,089,531
                                                                                                     --------------------
Finance - Other Services (0.30%)
Asset Acceptance Capital Corp (b)                              17,100                                            417,240
Nasdaq Stock Market Inc/The (b)                                14,966                                            627,225
                                                                                                     --------------------
                                                                                                               1,044,465
                                                                                                     --------------------
Financial Guarantee Insurance (0.10%)
Triad Guaranty Inc (b)                                          8,000                                            336,000
                                                                                                     --------------------

Food - Miscellaneous/Diversified (1.19%)
Chiquita Brands International Inc                              15,800                                            286,138
Corn Products International Inc                                 4,073                                            111,071
Ralcorp Holdings Inc (b)                                       94,900                                          3,729,570
                                                                                                     --------------------
                                                                                                               4,126,779
                                                                                                     --------------------
Food - Wholesale & Distribution (0.13%)
Nash Finch Co                                                  12,000                                            355,200
Spartan Stores Inc                                              9,250                                            109,798
                                                                                                     --------------------
                                                                                                                 464,998
                                                                                                     --------------------
Footwear & Related Apparel (1.80%)
Wolverine World Wide Inc (a)                                  261,100                                          6,279,455
                                                                                                     --------------------


Funeral Services & Related Items (0.08%)
Alderwoods Group Inc (b)                                       11,312                                            195,471
Stewart Enterprises Inc                                        12,600                                             69,804
                                                                                                     --------------------
                                                                                                                 265,275
                                                                                                     --------------------
Gas - Distribution (0.75%)
Energen Corp                                                    6,328                                            246,918
New Jersey Resources Corp                                       4,129                                            187,663
Nicor Inc                                                         214                                              8,753
Peoples Energy Corp                                             4,073                                            151,597
WGL Holdings Inc                                               64,100                                          1,998,638
                                                                                                     --------------------
                                                                                                               2,593,569
                                                                                                     --------------------
Gold Mining (0.06%)
Royal Gold Inc                                                  5,657                                            221,132
                                                                                                     --------------------

Golf (0.84%)
Callaway Golf Co                                              192,400                                          2,939,872
                                                                                                     --------------------

Hotels & Motels (0.00%)
Lodgian Inc (b)                                                    64                                                829
                                                                                                     --------------------

Human Resources (0.10%)
Kforce Inc (b)                                                  4,374                                             56,862
MPS Group Inc (b)                                               9,200                                            130,732
Spherion Corp (b)                                              13,066                                            146,339
                                                                                                     --------------------
                                                                                                                 333,933
                                                                                                     --------------------
Identification Systems - Development (0.14%)
Checkpoint Systems Inc (b)                                     11,878                                            320,350
Paxar Corp (b)                                                  8,800                                            177,936
                                                                                                     --------------------
                                                                                                                 498,286
                                                                                                     --------------------
Insurance Brokers (0.73%)
Hilb Rogal & Hobbs Co                                          65,400                                          2,542,752
                                                                                                     --------------------

Internet Connectivity Services (0.18%)
Redback Networks Inc (b)                                       37,923                                            639,003
                                                                                                     --------------------

Internet Content - Entertainment (0.05%)
Alloy Inc (b)                                                  30,400                                             85,424
NetFlix Inc (b)                                                 2,922                                             80,501
                                                                                                     --------------------
                                                                                                                 165,925
                                                                                                     --------------------
Internet Content - Information & News (0.09%)
Infospace Inc (b)                                               8,999                                            212,466
ProQuest Co (b)                                                 3,300                                             98,175
                                                                                                     --------------------
                                                                                                                 310,641
                                                                                                     --------------------
Internet Financial Services (0.43%)
Netbank Inc                                                   201,263                                          1,511,485
                                                                                                     --------------------

Internet Incubators (0.04%)
Internet Capital Group Inc (b)                                 13,729                                            124,385
                                                                                                     --------------------

Internet Security (0.22%)
Blue Coat Systems Inc (b)                                       8,224                                            337,102
SonicWALL Inc (b)                                              20,420                                            168,261
Vasco Data Security International (b)                          22,233                                            243,229
                                                                                                     --------------------
                                                                                                                 748,592
                                                                                                     --------------------

Internet Telephony (0.04%)
j2 Global Communications Inc (b)                                3,200                                            152,800
                                                                                                     --------------------

Intimate Apparel (0.17%)
Warnaco Group Inc/The (b)                                      24,152                                            599,453
                                                                                                     --------------------

Investment Companies (0.44%)
MCG Capital Corp                                               97,035                                          1,513,746
                                                                                                     --------------------

Investment Management & Advisory Services (0.32%)
Affiliated Managers Group (b)                                   6,700                                            621,760
GAMCO Investors Inc                                            11,068                                            493,522
                                                                                                     --------------------
                                                                                                               1,115,282
                                                                                                     --------------------
Lasers - Systems & Components (0.13%)
Cymer Inc (b)                                                   1,400                                             63,196
Electro Scientific Industries Inc (b)                           1,600                                             40,752
Rofin-Sinar Technologies Inc (b)                                7,200                                            343,800
                                                                                                     --------------------
                                                                                                                 447,748
                                                                                                     --------------------
Leisure & Recreation Products (0.00%)
K2 Inc (b)                                                        100                                              1,190
                                                                                                     --------------------

Life & Health Insurance (1.61%)
American Equity Investment Life Holding Co                        169                                              2,375
AmerUs Group Co                                                 5,400                                            331,398
Delphi Financial Group                                         10,500                                            500,430
Phoenix Cos Inc/The                                           111,001                                          1,675,005
Stancorp Financial Group Inc                                   53,900                                          2,681,525
UICI                                                            4,800                                            175,344
Universal American Financial Corp (b)                          13,900                                            228,933
                                                                                                     --------------------
                                                                                                               5,595,010
                                                                                                     --------------------
Lottery Services (1.98%)
GTECH Holdings Corp                                           206,500                                          6,901,230
                                                                                                     --------------------

Machinery - Electrical (0.02%)
Regal-Beloit Corp                                               2,164                                             79,830
                                                                                                     --------------------

Machinery - Farm (0.04%)
Gehl Co (b)                                                     5,178                                            151,198
                                                                                                     --------------------

Machinery - General Industry (0.14%)
Gardner Denver Inc (b)                                          6,200                                            327,980
Intevac Inc (b)                                                 9,383                                            149,284
                                                                                                     --------------------
                                                                                                                 477,264
                                                                                                     --------------------
Machinery - Material Handling (0.23%)
Cascade Corp                                                   15,522                                            792,553
                                                                                                     --------------------

Machinery - Pumps (0.15%)
Flowserve Corp (b)                                              8,400                                            386,232
Tecumseh Products Co                                            5,700                                            144,495
                                                                                                     --------------------
                                                                                                                 530,727
                                                                                                     --------------------
Machinery Tools & Related Products (0.04%)
Kennametal Inc                                                  2,600                                            152,100
                                                                                                     --------------------

Medical  - Outpatient & Home Medical Care (0.95%)
Amsurg Corp (a)(b)                                            128,600                                          2,789,334
Gentiva Health Services Inc (b)                                 7,282                                            138,285

Res-Care Inc (b)                                               20,114                                            385,988
                                                                                                     --------------------
                                                                                                               3,313,607
                                                                                                     --------------------
Medical - Biomedical/Gene (0.13%)
Arqule Inc (b)                                                 10,378                                             55,834
Serologicals Corp (b)                                          17,942                                            401,183
                                                                                                     --------------------
                                                                                                                 457,017
                                                                                                     --------------------
Medical - Drugs (0.98%)
First Horizon Pharmaceutical Corp (a)(b)                      168,800                                          2,837,528
Kos Pharmaceuticals Inc (b)                                    12,880                                            564,273
                                                                                                     --------------------
                                                                                                               3,401,801
                                                                                                     --------------------
Medical - Generic Drugs (0.39%)
Alpharma Inc                                                   40,561                                          1,356,765
                                                                                                     --------------------

Medical - Hospitals (2.00%)
LifePoint Hospitals Inc (b)                                   134,618                                          4,152,965
Triad Hospitals Inc (b)                                        68,000                                          2,792,080
                                                                                                     --------------------
                                                                                                               6,945,045
                                                                                                     --------------------
Medical - Nursing Homes (0.09%)
Genesis HealthCare Corp (b)                                     1,900                                             69,635
Kindred Healthcare Inc (b)                                     11,300                                            258,770
                                                                                                     --------------------
                                                                                                                 328,405
                                                                                                     --------------------
Medical Imaging Systems (0.10%)
IRIS International Inc (b)                                     15,811                                            361,439
                                                                                                     --------------------

Medical Information Systems (0.11%)
Per-Se Technologies Inc (b)                                    12,454                                            309,731
Quality Systems Inc.                                            1,000                                             88,500
                                                                                                     --------------------
                                                                                                                 398,231
                                                                                                     --------------------
Medical Instruments (0.00%)
Conmed Corp (b)                                                   500                                             11,820
                                                                                                     --------------------

Medical Laboratory & Testing Service (1.42%)
Covance Inc (b)                                                87,100                                          4,948,151
                                                                                                     --------------------

Medical Laser Systems (0.01%)
LCA-Vision Inc                                                    900                                             50,553
                                                                                                     --------------------

Medical Products (1.01%)
Cantel Medical Corp (b)                                        12,468                                            214,200
Mentor Corp (a)                                                73,500                                          3,307,500
                                                                                                     --------------------
                                                                                                               3,521,700
                                                                                                     --------------------
Metal - Aluminum (0.14%)
Century Aluminum Co (b)                                        14,000                                            477,120
                                                                                                     --------------------

Metal - Iron (0.01%)
Cleveland-Cliffs Inc                                              300                                             32,355
                                                                                                     --------------------

Metal Processors & Fabrication (0.29%)
Commercial Metals Co                                            9,000                                            425,970
Mueller Industries Inc                                            550                                             15,966
Quanex Corp                                                     3,000                                            186,330
Sun Hydraulics Corp                                            16,717                                            364,431
                                                                                                     --------------------
                                                                                                                 992,697
                                                                                                     --------------------

Metal Products - Distribution (0.05%)
AM Castle & Co (b)                                              5,625                                            169,594
                                                                                                     --------------------

Motion Pictures & Services (1.31%)
Macrovision Corp (a)(b)                                       244,900                                          4,552,691
                                                                                                     --------------------

Multi-line Insurance (2.09%)
HCC Insurance Holdings Inc (a)                                203,950                                          6,334,687
Horace Mann Educators Corp                                      2,000                                             39,180
United Fire & Casualty Co                                      21,500                                            881,930
                                                                                                     --------------------
                                                                                                               7,255,797
                                                                                                     --------------------
Multimedia (0.02%)
Entravision Communications Corp (b)                            10,543                                             74,855
                                                                                                     --------------------

Networking Products (1.56%)
Anixter International Inc                                     111,100                                          5,142,819
Black Box Corp                                                  4,494                                            227,531
Foundry Networks Inc (b)                                        2,991                                             44,955
                                                                                                     --------------------
                                                                                                               5,415,305
                                                                                                     --------------------
Non-Ferrous Metals (0.70%)
RTI International Metals Inc (b)                               15,723                                            711,466
Titanium Metals Corp (b)                                       15,266                                          1,155,483
USEC Inc                                                       37,500                                            573,375
                                                                                                     --------------------
                                                                                                               2,440,324
                                                                                                     --------------------
Non-hazardous Waste Disposal (0.05%)
Casella Waste Systems Inc (b)                                   8,488                                            113,400
Waste Connections Inc (b)                                       2,100                                             73,374
                                                                                                     --------------------
                                                                                                                 186,774
                                                                                                     --------------------
Office Supplies & Forms (0.01%)
Standard Register Co/The                                        1,364                                             24,757
                                                                                                     --------------------

Oil - Field Services (0.94%)
Cal Dive International Inc (b)                                  7,388                                            310,148
SEACOR Holdings Inc (a)(b)                                     36,500                                          2,711,220
Tetra Technologies Inc (b)                                      5,996                                            237,922
                                                                                                     --------------------
                                                                                                               3,259,290
                                                                                                     --------------------
Oil & Gas Drilling (1.59%)
Helmerich & Payne Inc                                          70,200                                          5,500,872
Todco                                                             500                                             22,300
                                                                                                     --------------------
                                                                                                               5,523,172
                                                                                                     --------------------
Oil Company - Exploration & Production (1.61%)
Callon Petroleum Co (b)                                        15,701                                            297,063
Cimarex Energy Co                                              21,488                                            978,993
Denbury Resources Inc (b)                                      14,400                                            428,688
Edge Petroleum Corp (b)                                         5,300                                            175,801
Encore Acquisition Co (b)                                       6,500                                            234,975
Forest Oil Corp (b)                                            13,700                                            705,550
Harvest Natural Resources Inc (b)                              39,513                                            376,559
PetroHawk Energy Corp (b)                                      10,841                                            173,456
Range Resources Corp                                           18,774                                            560,779
Southwestern Energy Co (b)                                     18,064                                            779,281
Swift Energy Co (b)                                            15,700                                            775,894
Toreador Resources Corp (a)(b)                                  4,203                                            131,092
                                                                                                     --------------------
                                                                                                               5,618,131
                                                                                                     --------------------

Oil Company - Integrated (0.02%)
Occidental Petroleum Corp                                         578                                             56,428
                                                                                                     --------------------

Oil Field Machinery & Equipment (0.13%)
Lone Star Technologies Inc (b)                                  4,479                                            254,855
Maverick Tube Corp (b)                                          4,364                                            208,818
                                                                                                     --------------------
                                                                                                                 463,673
                                                                                                     --------------------
Oil Refining & Marketing (0.91%)
Tesoro Corp                                                    43,600                                          3,159,692
                                                                                                     --------------------

Paper & Related Products (0.28%)
Caraustar Industries Inc (b)                                   42,122                                            458,287
Glatfelter                                                     29,732                                            422,789
Pope & Talbot Inc                                                 900                                              7,380
Potlatch Corp                                                   1,381                                             70,749
                                                                                                     --------------------
                                                                                                                 959,205
                                                                                                     --------------------
Physical Therapy & Rehabilitation Centers (0.02%)
RehabCare Group Inc (b)                                         3,441                                             65,998
                                                                                                     --------------------

Physician Practice Management (0.10%)
Matria Healthcare Inc (b)                                       7,800                                            332,826
Pediatrix Medical Group Inc (b)                                   202                                             17,711
                                                                                                     --------------------
                                                                                                                 350,537
                                                                                                     --------------------
Pipelines (0.12%)
Transmontaigne Inc (b)                                         46,619                                            415,375
                                                                                                     --------------------

Power Converter & Supply Equipment (0.01%)
Artesyn Technologies Inc (b)                                    3,811                                             38,415
                                                                                                     --------------------

Printing - Commercial (0.59%)
Valassis Communications Inc (b)                                73,100                                          2,039,490
                                                                                                     --------------------

Private Corrections (0.14%)
Corrections Corp of America (b)                                11,200                                            475,440
                                                                                                     --------------------

Property & Casualty Insurance (3.21%)
First American Corp                                            94,900                                          4,443,218
Infinity Property & Casualty Corp                               2,697                                            104,050
LandAmerica Financial Group Inc                                 6,188                                            408,284
Ohio Casualty Corp                                             18,721                                            564,251
Philadelphia Consolidated Holding Co (b)                        2,200                                            213,730
PMA Capital Corp (b)                                           24,029                                            223,230
ProAssurance Corp (b)                                             600                                             30,714
RLI Corp (a)                                                   44,900                                          2,453,785
Safety Insurance Group Inc                                     16,500                                            661,650
Selective Insurance Group                                      21,800                                          1,264,400
Stewart Information Services Corp                               1,600                                             85,520
Tower Group Inc                                                 6,296                                            120,946
Zenith National Insurance Corp                                 10,772                                            595,584
                                                                                                     --------------------
                                                                                                              11,169,362
                                                                                                     --------------------
Publishing - Books (0.18%)
Scholastic Corp (b)                                            20,820                                            625,641
                                                                                                     --------------------

Racetracks (0.04%)
Speedway Motorsports Inc                                        3,756                                            134,315
                                                                                                     --------------------


Radio (0.29%)
Cox Radio Inc (b)                                              18,750                                            264,375
Cumulus Media Inc (b)                                          13,900                                            183,619
Radio One Inc - Class D (b)                                    52,118                                            571,213
                                                                                                     --------------------
                                                                                                               1,019,207
                                                                                                     --------------------
Real Estate Magagement & Services (0.64%)
Jones Lang LaSalle Inc                                         17,100                                          1,006,677
Trammell Crow Co (b)                                           43,000                                          1,221,630
                                                                                                     --------------------
                                                                                                               2,228,307
                                                                                                     --------------------
Recycling (0.29%)
Aleris International Inc (b)                                    2,105                                             87,610
Metal Management Inc                                           32,942                                            920,070
                                                                                                     --------------------
                                                                                                               1,007,680
                                                                                                     --------------------
REITS - Diversified (0.08%)
Entertainment Properties Trust                                  2,600                                            112,996
PS Business Parks Inc                                           2,800                                            153,580
                                                                                                     --------------------
                                                                                                                 266,576
                                                                                                     --------------------
REITS - Healthcare (0.36%)
Omega Healthcare Investors Inc                                 24,700                                            323,817
Senior Housing Properties Trust                                30,737                                            551,114
Universal Health Realty Income Trust                           11,200                                            390,992
                                                                                                     --------------------
                                                                                                               1,265,923
                                                                                                     --------------------
REITS - Hotels (0.93%)
Ashford Hospitality Trust Inc                                  25,100                                            307,224
Boykin Lodging Co (b)                                           1,264                                             16,432
FelCor Lodging Trust Inc                                       86,658                                          1,721,028
Innkeepers USA Trust                                            3,600                                             63,936
LaSalle Hotel Properties                                        1,190                                             45,482
MeriStar Hospitality Corp (b)                                 106,800                                          1,095,768
                                                                                                     --------------------
                                                                                                               3,249,870
                                                                                                     --------------------
REITS - Manufactured Homes (0.10%)
Affordable Residential Communities                             23,776                                            225,634
Sun Communities Inc                                             3,648                                            121,223
                                                                                                     --------------------
                                                                                                                 346,857
                                                                                                     --------------------
REITS - Mortgage (0.39%)
American Home Mortgage Investment Corp                          1,630                                             46,618
Anthracite Capital Inc                                         43,666                                            489,932
Anworth Mortgage Asset Corp                                    52,058                                            427,917
Bimini Mortgage Management Inc                                 12,300                                            115,989
Luminent Mortgage Capital Inc                                   9,000                                             74,880
Newcastle Investment Corp                                       3,700                                            100,640
Redwood Trust Inc                                               2,400                                            104,280
                                                                                                     --------------------
                                                                                                               1,360,256
                                                                                                     --------------------
REITS - Office Property (0.11%)
Alexandria Real Estate Equities Inc                             1,111                                             98,046
Brandywine Realty Trust                                         1,035                                             32,550
Highwoods Properties Inc                                        1,700                                             53,618
Kilroy Realty Corp                                              2,910                                            196,687
                                                                                                     --------------------
                                                                                                                 380,901
                                                                                                     --------------------
REITS - Regional Malls (0.10%)
Pennsylvania Real Estate Investment Trust                       8,300                                            337,478
                                                                                                     --------------------

REITS - Shopping Centers (0.03%)
Equity One Inc                                                    800                                             19,176
Tanger Factory Outlet Centers Inc                               2,200                                             69,322
                                                                                                     --------------------
                                                                                                                  88,498
                                                                                                     --------------------

REITS - Single Tenant (0.02%)
Realty Income Corp                                              2,377                                             55,360
                                                                                                     --------------------

REITS - Storage (0.02%)
Sovran Self Storage Inc                                         1,640                                             81,229
                                                                                                     --------------------

REITS - Warehouse & Industrial (0.23%)
EastGroup Properties Inc                                          990                                             46,748
First Industrial Realty Trust Inc                              19,500                                            761,865
                                                                                                     --------------------
                                                                                                                 808,613
                                                                                                     --------------------
Remediation Services (0.02%)
Clean Harbors Inc (b)                                           2,654                                             71,552
                                                                                                     --------------------

Rental - Auto & Equipment (2.06%)
Dollar Thrifty Automotive Group (b)                             7,400                                            280,682
Rent-Way Inc (b)                                                1,539                                             10,481
United Rentals Inc (a)(b)                                     234,517                                          6,873,693
                                                                                                     --------------------
                                                                                                               7,164,856
                                                                                                     --------------------
Research & Development (0.17%)
Albany Molecular Research Inc (b)                              51,759                                            587,982
                                                                                                     --------------------

Resorts & Theme Parks (0.28%)
Bluegreen Corp (b)                                             27,822                                            448,491
Vail Resorts Inc (b)                                           17,700                                            537,903
                                                                                                     --------------------
                                                                                                                 986,394
                                                                                                     --------------------
Retail - Apparel & Shoe (1.06%)
Brown Shoe Co Inc                                                 481                                             21,655
Genesco Inc (b)                                                 2,660                                            103,607
Pacific Sunwear Of California (b)                             141,100                                          3,458,361
Stage Stores Inc                                                3,370                                            100,055
                                                                                                     --------------------
                                                                                                               3,683,678
                                                                                                     --------------------
Retail - Appliances (0.21%)
Conn's Inc (b)                                                 16,702                                            726,203
                                                                                                     --------------------

Retail - Automobile (1.02%)
Group 1 Automotive Inc                                        102,600                                          3,537,648
                                                                                                     --------------------

Retail - Bedding (0.17%)
Linens 'n Things Inc (b)                                       21,600                                            596,376
                                                                                                     --------------------

Retail - Computer Equipment (0.17%)
Insight Enterprises Inc (b)                                    28,400                                            593,844
                                                                                                     --------------------

Retail - Discount (0.07%)
Big Lots Inc (b)                                               18,300                                            244,671
                                                                                                     --------------------

Retail - Fabric Store (0.01%)
Jo-Ann Stores Inc (b)                                           2,407                                             31,604
                                                                                                     --------------------

Retail - Home Furnishings (0.58%)
Cost Plus Inc (b)                                              19,500                                            381,225
Pier 1 Imports Inc                                            151,300                                          1,637,066
                                                                                                     --------------------
                                                                                                               2,018,291
                                                                                                     --------------------
Retail - Hypermarkets (0.05%)
Smart & Final Inc (b)                                          13,372                                            181,859
                                                                                                     --------------------

Retail - Jewelry (0.81%)
Zale Corp (a)(b)                                              115,400                                          2,828,454
                                                                                                     --------------------

Retail - Music Store (0.00%)
Trans World Entertainment (b)                                   1,700                                              8,908
                                                                                                     --------------------

Retail - Pawn Shops (0.11%)
First Cash Financial Services Inc (b)                          11,128                                            388,367
                                                                                                     --------------------

Retail - Regional Department Store (0.08%)
Bon-Ton Stores Inc/The                                         13,885                                            292,557
                                                                                                     --------------------

Retail - Restaurants (3.06%)
CBRL Group Inc (a)                                             47,900                                          2,102,810
CEC Entertainment Inc (a)(b)                                  112,500                                          4,052,250
Jack in the Box Inc (b)                                         4,481                                            178,165
O'Charleys Inc (b)                                             85,900                                          1,486,929
Rare Hospitality International Inc (b)                         89,750                                          2,831,612
                                                                                                     --------------------
                                                                                                              10,651,766
                                                                                                     --------------------
Rubber - Tires (1.03%)
Cooper Tire & Rubber Co                                       239,200                                          3,585,608
                                                                                                     --------------------

Savings & Loans - Thrifts (2.96%)
Astoria Financial Corp                                        123,150                                          3,546,720
BankAtlantic Bancorp Inc                                        1,900                                             26,600
First Niagara Financial Group Inc                             129,900                                          1,792,620
FirstFed Financial Corp (b)                                     2,800                                            175,560
Harbor Florida Bancshares Inc                                   5,000                                            194,750
MAF Bancorp Inc                                                 5,800                                            249,342
NewAlliance Bancshares Inc                                     17,400                                            253,344
PFF Bancorp Inc                                                11,700                                            370,305
Provident Financial Services Inc                               23,611                                            432,081
Provident New York Bancorp                                     17,000                                            189,210
Sterling Financial Corp/WA                                      3,550                                             99,471
Washington Federal Inc (a)                                    123,574                                          2,983,076
Washington Mutual Inc - Warrants (b)                            3,800                                                498
                                                                                                     --------------------
                                                                                                              10,313,577
                                                                                                     --------------------
Semiconductor Component - Integrated Circuits (0.07%)
Exar Corp (b)                                                   9,068                                            122,146
Integrated Device Technology Inc (b)                            5,154                                             71,589
Sigmatel Inc (b)                                                3,700                                             47,286
                                                                                                     --------------------
                                                                                                                 241,021
                                                                                                     --------------------
Semiconductor Equipment (0.99%)
ADE Corp (b)                                                    1,300                                             42,289
Axcelis Technologies Inc (b)                                   18,700                                            118,184
Mattson Technology Inc (b)                                      7,939                                            103,207
MKS Instruments Inc (b)                                         9,915                                            215,651
Photronics Inc (a)(b)                                         161,000                                          2,904,440
Tessera Technologies Inc (b)                                    1,600                                             51,648
                                                                                                     --------------------
                                                                                                               3,435,419
                                                                                                     --------------------
Soap & Cleaning Products (0.62%)
Church & Dwight Co Inc                                         59,000                                          2,171,200
                                                                                                     --------------------

Steel - Producers (0.25%)
Carpenter Technology Corp                                       3,000                                            271,680
Chaparral Steel Co (b)                                          7,500                                            307,875
Schnitzer Steel Industries Inc                                  2,500                                             83,600

Wheeling-Pittsburgh Corp (b)                                   13,968                                            207,704
                                                                                                     --------------------
                                                                                                                 870,859
                                                                                                     --------------------
Steel - Specialty (0.06%)
Oregon Steel Mills Inc (b)                                      5,000                                            205,850
                                                                                                     --------------------

Storage & Warehousing (0.06%)
Mobile Mini Inc (b)                                             4,100                                            203,852
                                                                                                     --------------------

Telecommunication Equipment (1.73%)
Adtran Inc                                                    109,000                                          3,196,970
Andrew Corp (b)                                               178,300                                          2,312,551
CommScope Inc (b)                                                 500                                             11,055
Comtech Telecommunications Corp (b)                             4,937                                            157,342
Ditech Communications Corp (b)                                 19,827                                            180,624
Utstarcom Inc (b)                                              23,700                                            166,137
                                                                                                     --------------------
                                                                                                               6,024,679
                                                                                                     --------------------
Telecommunication Equipment - Fiber Optics (0.03%)
Essex Corp (b)                                                  4,654                                             95,174
                                                                                                     --------------------

Telecommunication Services (0.02%)
Iowa Telecommunications Services Inc                            3,098                                             52,294
                                                                                                     --------------------

Telephone - Integrated (0.27%)
Talk America Holdings Inc (b)                                  99,263                                            954,910
                                                                                                     --------------------

Television (0.10%)
Lin TV Corp (b)                                                32,412                                            331,575
                                                                                                     --------------------

Textile - Apparel (0.02%)
Perry Ellis International Inc (b)                               3,656                                             74,253
                                                                                                     --------------------

Therapeutics (0.08%)
United Therapeutics Corp (b)                                    4,400                                            284,548
                                                                                                     --------------------

Tobacco (0.06%)
Universal Corp/Richmond VA                                      4,300                                            203,175
                                                                                                     --------------------

Toys (0.03%)
Jakks Pacific Inc (b)                                           4,911                                            111,529
                                                                                                     --------------------

Transactional Software (0.05%)
Open Solutions Inc (b)                                          7,120                                            185,049
                                                                                                     --------------------

Transport - Air Freight (0.09%)
EGL Inc (b)                                                     7,448                                            304,698
                                                                                                     --------------------

Transport - Equipment & Leasing (1.27%)
GATX Corp                                                     111,100                                          4,411,781
                                                                                                     --------------------

Transport - Rail (0.04%)
Genesee & Wyoming Inc (b)                                       3,500                                            136,500
                                                                                                     --------------------

Transport - Services (0.31%)
Laidlaw International Inc                                      29,348                                            798,265
Offshore Logistics Inc (b)                                      7,353                                            263,973
                                                                                                     --------------------
                                                                                                               1,062,238
                                                                                                     --------------------

Transport - Truck (0.27%)
Arkansas Best Corp                                             12,626                                            540,519
SCS Transportation Inc (b)                                      6,336                                            169,678
US Xpress Enterprises Inc (b)                                  13,761                                            227,057
                                                                                                     --------------------
                                                                                                                 937,254
                                                                                                     --------------------
Travel Services (0.00%)
Pegasus Solutions Inc (b)                                       1,341                                             12,002
                                                                                                     --------------------

Water (0.08%)
California Water Service Group                                  5,600                                            237,720
Pico Holdings Inc (b)                                           1,100                                             38,907
                                                                                                     --------------------
                                                                                                                 276,627
                                                                                                     --------------------
Web Portals (0.01%)
Trizetto Group (b)                                              2,614                                             47,993
                                                                                                     --------------------

Wire & Cable Products (1.42%)
Belden CDT Inc                                                166,950                                          4,524,345
General Cable Corp (b)                                         17,300                                            423,850
                                                                                                     --------------------
                                                                                                               4,948,195
                                                                                                     --------------------
TOTAL COMMON STOCKS                                                                                 $        342,916,981
                                                                                                     --------------------
REPURCHASE AGREEMENTS (6.94%)
Morgan Stanley; 4.39%; dated 1/31/2006
maturing 2/1/2006                                          24,150,945                                        24,148,000
(collateralized by Federal Home Loan Bank ARM;
$306,765; 12/1/2035)  (c)
                                                                                                     --------------------

TOTAL REPURCHASE AGREEMENTS                                                                         $         24,148,000
                                                                                                     --------------------
Total Investments                                                                                   $        367,064,981
Liabilities in Excess of Other Assets, Net - (5.49)%                                                        (19,117,434)
                                                                                                     --------------------
TOTAL NET ASSETS - 100.00%                                                                          $        347,947,547
                                                                                                     ====================
                                                                                                     --------------------

                                                                                                     ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $         94,302,220
Unrealized Depreciation                                        (10,268,557)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                       84,033,663
Cost for federal income tax purposes                            283,031,318


Portfolio Summary (unaudited)
----------------------------------------------------------------------------
Sector                                                              Percent
----------------------------------------------------------------------------
Financial                                                            27.63%
Consumer, Cyclical                                                   21.06%
Consumer, Non-cyclical                                               19.02%
Industrial                                                           13.79%
Technology                                                            6.64%
Communications                                                        5.74%
Energy                                                                5.40%
Basic Materials                                                       3.54%
Utilities                                                             2.61%
Diversified                                                           0.06%
Liabilities in Excess of Other Assets, Net                         (-5.49%)
                                                        --------------------
TOTAL NET ASSETS                                                    100.00%
                                                        ====================


Schedule of Investments
January 31, 2006 (unaudited)
Partners SmallCap Value Fund I
                                                          Shares
                                                           Held                                          Value
                                                         -------------------------------------------------------------
COMMON STOCKS (95.44%)
Advanced Materials & Products (0.21%)
Ceradyne Inc (a)                                             3,300                               $            188,892
Hexcel Corp (a)                                             19,900                                            415,313
                                                                                                  --------------------
                                                                                                              604,205
                                                                                                  --------------------
Aerospace & Defense (0.42%)
Armor Holdings Inc (a)                                      13,600                                            648,312
Esterline Technologies Corp (a)                             13,000                                            537,810
                                                                                                  --------------------
                                                                                                            1,186,122
                                                                                                  --------------------
Aerospace & Defense Equipment (1.40%)
AAR Corp (a)                                                12,300                                            293,109
Curtiss-Wright Corp                                         11,500                                            682,410
DRS Technologies Inc                                         7,500                                            372,675
Heico Corp                                                   5,500                                            138,820
Innovative Solutions & Support Inc (a)                       6,500                                             93,015
Kaman Corp                                                  23,400                                            493,038
Moog Inc (a)                                                32,350                                          1,084,048
Orbital Sciences Corp (a)                                   33,000                                            425,700
Triumph Group Inc (a)                                        9,200                                            388,792
                                                                                                  --------------------
                                                                                                            3,971,607
                                                                                                  --------------------
Airlines (1.11%)
Alaska Air Group Inc (a)                                    34,900                                          1,114,357
Continental Airlines Inc (a)                                16,400                                            342,924
ExpressJet Holdings Inc (a)                                 46,300                                            328,267
Mesa Air Group Inc (a)                                      16,900                                            196,885
Pinnacle Airlines Corp (a)                                  13,500                                             85,455
Skywest Inc                                                 37,000                                          1,079,660
                                                                                                  --------------------
                                                                                                            3,147,548
                                                                                                  --------------------
Apparel Manufacturers (0.20%)
Oxford Industries Inc                                        1,600                                             72,656
Quiksilver Inc (a)                                          24,700                                            346,294
Russell Corp                                                 9,800                                            149,744
                                                                                                  --------------------
                                                                                                              568,694
                                                                                                  --------------------
Applications Software (0.14%)
Progress Software Corp (a)                                  10,400                                            299,104
Quest Software Inc (a)                                       6,300                                             99,792
                                                                                                  --------------------
                                                                                                              398,896
                                                                                                  --------------------
Athletic Footwear (0.05%)
K-Swiss Inc                                                  4,400                                            139,260
                                                                                                  --------------------

Audio & Video Products (0.12%)
Audiovox Corp (a)                                           21,900                                            327,624
                                                                                                  --------------------

Auto - Truck Trailers (0.05%)
Wabash National Corp                                         6,500                                            138,645
                                                                                                  --------------------

Auto/Truck Parts & Equipment - Original (0.89%)
American Axle & Manufacturing Holdings                      12,500                                            232,375
ArvinMeritor Inc                                            30,100                                            525,245
Keystone Automotive Industries Inc (a)                       5,500                                            209,220
Modine Manufacturing Co                                     16,400                                            444,440
Tenneco Inc (a)                                             47,600                                          1,044,820
Visteon Corp                                                11,500                                             60,375
                                                                                                  --------------------
                                                                                                            2,516,475
                                                                                                  --------------------
Auto/Truck Parts & Equipment - Replacement (0.22%)
Aftermarket Technology Corp (a)                             16,800                                            355,152
Commercial Vehicle Group Inc (a)                             5,500                                            118,690
Standard Motor Products Inc                                 12,800                                            134,784
                                                                                                  --------------------
                                                                                                              608,626
                                                                                                  --------------------
B2B - E-Commerce (0.03%)
Ariba Inc (a)                                                7,600                                             70,984
                                                                                                  --------------------

Broadcasting Services & Programming (0.05%)
4Kids Entertainment Inc (a)                                    700                                             12,019
Gray Television Inc                                         14,300                                            126,698
                                                                                                  --------------------
                                                                                                              138,717
                                                                                                  --------------------
Building - Heavy Construction (0.36%)
Washington Group International Inc                          17,000                                          1,008,950
                                                                                                  --------------------

Building - Maintenance & Service (0.17%)
ABM Industries Inc                                           8,600                                            164,346
Healthcare Services Group                                   16,700                                            326,819
                                                                                                  --------------------
                                                                                                              491,165
                                                                                                  --------------------
Building - Residential & Commercial (0.65%)
Levitt Corp                                                 10,475                                            255,800
M/I Homes Inc                                                1,100                                             43,846
Technical Olympic USA Inc                                   29,000                                            658,300
WCI Communities Inc (a)                                     32,200                                            886,788
                                                                                                  --------------------
                                                                                                            1,844,734
                                                                                                  --------------------
Building & Construction - Miscellaneous (0.05%)
Builders FirstSource Inc (a)                                 6,200                                            155,248
                                                                                                  --------------------

Building & Construction Products -Miscellaneous (0.32%)
NCI Building Systems Inc (a)                                11,700                                            593,190
USG Corp (a)                                                 3,400                                            323,680
                                                                                                  --------------------
                                                                                                              916,870
                                                                                                  --------------------
Building Products - Air & Heating (0.38%)
Lennox International Inc                                    34,100                                          1,089,495
                                                                                                  --------------------

Building Products - Cement & Aggregate (0.48%)
Eagle Materials Inc                                          7,600                                          1,237,964
Texas Industries Inc                                         2,400                                            129,144
                                                                                                  --------------------
                                                                                                            1,367,108
                                                                                                  --------------------
Building Products - Doors & Windows (0.12%)
Apogee Enterprises Inc                                      18,200                                            335,972
                                                                                                  --------------------

Building Products - Light Fixtures (0.16%)
Genlyte Group Inc (a)                                        5,500                                            318,120
LSI Industries Inc                                           9,800                                            141,414
                                                                                                  --------------------
                                                                                                              459,534
                                                                                                  --------------------
Building Products - Wood (0.47%)
Universal Forest Products Inc                               23,300                                          1,334,391
                                                                                                  --------------------

Cable TV (0.27%)
Charter Communications Inc (a)                             180,700                                            215,033
Lodgenet Entertainment Corp (a)                             31,100                                            419,539

Mediacom Communications Corp (a)                            19,800                                            118,998
                                                                                                  --------------------
                                                                                                              753,570
                                                                                                  --------------------
Casino Hotels (0.29%)
Ameristar Casinos Inc                                       10,400                                            233,896
Aztar Corp (a)                                              13,300                                            410,438
Monarch Casino & Resort Inc (a)                              6,500                                            175,695
                                                                                                  --------------------
                                                                                                              820,029
                                                                                                  --------------------
Cellular Telecommunications (0.26%)
Centennial Communications Corp                              15,100                                            142,393
Dobson Communications Corp (a)                              60,100                                            445,942
Leap Wireless International Inc (a)                          4,200                                            155,400
                                                                                                  --------------------
                                                                                                              743,735
                                                                                                  --------------------
Chemicals - Diversified (0.53%)
FMC Corp                                                    22,900                                          1,292,018
Georgia Gulf Corp                                            6,300                                            215,460
                                                                                                  --------------------
                                                                                                            1,507,478
                                                                                                  --------------------
Chemicals - Fibers (0.07%)
Wellman Inc                                                 29,300                                            208,030
                                                                                                  --------------------

Chemicals - Plastics (0.15%)
PolyOne Corp (a)                                            60,600                                            433,896
                                                                                                  --------------------

Chemicals - Specialty (1.25%)
HB Fuller Co                                                30,000                                          1,133,700
Hercules Inc (a)                                            51,200                                            599,552
Minerals Technologies Inc                                    7,600                                            424,612
NewMarket Corp                                              16,000                                            456,800
NL Industries                                                3,100                                             41,757
Sensient Technologies Corp                                     600                                             11,376
Terra Industries Inc (a)                                    52,000                                            358,800
WR Grace & Co (a)                                           41,600                                            518,752
                                                                                                  --------------------
                                                                                                            3,545,349
                                                                                                  --------------------
Circuit Boards (0.09%)
TTM Technologies Inc (a)                                    23,800                                            247,520
                                                                                                  --------------------

Collectibles (0.15%)
RC2 Corp (a)                                                12,400                                            432,388
                                                                                                  --------------------

Commercial Banks (10.04%)
1st Source Corp                                              6,200                                            163,866
Amcore Financial Inc                                         7,700                                            233,541
AmericanWest Bancorp (a)                                     5,700                                            139,707
Ameris Bancorp                                               6,460                                            132,688
Associated Banc-Corp                                         9,660                                            326,894
Bancfirst Corp                                               2,600                                            216,216
Bancorpsouth Inc                                             7,300                                            168,192
Bank of the Ozarks Inc                                       3,500                                            127,540
Banner Corp                                                  4,000                                            128,760
Capital Corp of the West                                     1,340                                             45,788
Capital Crossing Bank (a)                                      600                                             20,976
Capitol Bancorp Ltd                                         11,100                                            492,840
Cardinal Financial Corp                                      9,300                                            109,461
Cathay General Bancorp                                       7,500                                            267,825
Central Pacific Financial Corp                              10,400                                            382,720
Chemical Financial Corp                                     13,856                                            435,771
Citizens Banking Corp                                        5,100                                            141,882
City Holding Co                                              8,200                                            305,532

Colonial BancGroup Inc/The                                  30,700                                            764,430
Columbia Banking System Inc                                 12,835                                            413,929
Community Bancorp/NV (a)                                     4,000                                            124,760
Community Bank System Inc                                   15,000                                            348,900
Community Trust Bancorp Inc                                  6,987                                            245,803
Corus Bankshares Inc                                        30,200                                          1,939,142
Cullen/Frost Bankers Inc                                    14,300                                            768,482
CVB Financial Corp                                           9,000                                            148,050
EuroBancshares Inc (a)                                      14,300                                            202,631
Financial Institutions Inc                                     700                                             14,644
First Bancorp/Puerto Rico                                   17,700                                            226,206
First Charter Corp                                           5,900                                            141,600
First Citizens BancShares Inc/NC                             5,100                                            979,506
First Oak Brook Bancshares Inc                               1,200                                             32,880
First Republic Bank/San Francisco CA                        25,250                                            958,490
FNB Corp                                                     2,200                                             75,878
Fremont General Corp                                        36,600                                            896,700
Gold Banc Corp Inc                                          45,200                                            820,832
Great Southern Bancorp Inc                                   5,300                                            151,315
Greater Bay Bancorp                                         29,000                                            752,260
Hanmi Financial Corp                                        75,100                                          1,426,149
IBERIABANK Corp                                             21,975                                          1,215,217
Independent Bank Corp/MI                                    21,401                                            591,095
Independent Bank Corp/Rockland MA                           19,800                                            583,902
Irwin Financial Corp                                        33,700                                            721,854
Lakeland Financial Corp                                        500                                             22,080
MainSource Financial Group Inc                               5,826                                            112,442
MB Financial Inc                                             4,500                                            157,815
MBT Financial Corp                                           4,700                                             81,921
Mercantile Bank Corp                                         5,459                                            213,993
Mid-State Bancshares                                        12,900                                            360,942
Midwest Banc Holdings Inc                                    1,047                                             24,887
Nara Bancorp Inc                                               700                                             12,530
Old Second Bancorp Inc                                         100                                              3,111
Oriental Financial Group                                    14,970                                            206,137
Pacific Capital Bancorp                                     11,600                                            426,764
Peoples Bancorp Inc/OH                                         830                                             24,651
Prosperity Bancshares Inc                                    9,300                                            270,909
Provident Bankshares Corp                                   23,100                                            848,463
Republic Bancorp Inc/KY                                      1,817                                             37,594
Republic Bancorp Inc/MI                                     54,166                                            701,450
R-G Financial Corp                                          23,300                                            302,667
Royal Bancshares of Pennsylvania                               744                                             18,042
Santander BanCorp                                            1,600                                             40,896
SCBT Financial Corp                                            940                                             32,261
Security Bank Corp/Macon GA                                  7,700                                            174,020
Sierra Bancorp                                                 900                                             21,987
Simmons First National Corp                                  9,500                                            268,090
Southside Bancshares Inc                                     6,454                                            133,469
Southwest Bancorp Inc/Stillwater OK                          1,100                                             24,519
Sterling Bancshares Inc/TX                                  45,100                                            755,425
Sterling Financial Corp/PA                                  15,787                                            326,949
Summit Bancshares Inc/TX                                    12,600                                            247,590
Sun Bancorp Inc/NJ (a)                                       4,048                                             79,179
SVB Financial Group (a)                                      2,300                                            113,804
Taylor Capital Group Inc                                     9,000                                            348,840
Texas Regional Bancshares Inc                               16,200                                            498,636
Trico Bancshares                                             5,400                                            131,112
Umpqua Holdings Corp                                        20,100                                            566,418
Union Bankshares Corp/VA                                     2,200                                             99,418
United Bankshares Inc                                       14,400                                            536,688
United Community Banks Inc/GA                                6,600                                            184,206
W Holding Co Inc                                            41,746                                            359,433
West Coast Bancorp/OR                                       36,100                                            989,501
Western Sierra Bancorp (a)                                   1,400                                             56,056
Whitney Holding Corp                                         6,200                                            203,980
Zions Bancorporation                                           104                                              8,223
                                                                                                  --------------------
                                                                                                           28,411,952
                                                                                                  --------------------
Commercial Services (0.29%)
Arbitron Inc                                                 2,700                                            107,190
First Advantage Corp (a)                                     6,200                                            170,624
Sourcecorp (a)                                               3,100                                             81,592
Startek Inc                                                  4,000                                             81,200
TeleTech Holdings Inc (a)                                   29,300                                            341,638
Vertrue Inc (a)                                                600                                             25,956
                                                                                                  --------------------
                                                                                                              808,200
                                                                                                  --------------------
Commercial Services - Finance (0.12%)
CBIZ Inc (a)                                                22,500                                            134,775
NCO Group Inc (a)                                           12,400                                            211,172
                                                                                                  --------------------
                                                                                                              345,947
                                                                                                  --------------------
Communications Software (0.19%)
Digi International Inc (a)                                  14,400                                            163,152
Inter-Tel Inc                                               17,500                                            379,400
                                                                                                  --------------------
                                                                                                              542,552
                                                                                                  --------------------
Computer Aided Design (0.15%)
Parametric Technology Corp (a)                              65,600                                            410,656
                                                                                                  --------------------

Computer Services (0.53%)
Ciber Inc (a)                                               27,500                                            172,700
Covansys Corp (a)                                           16,900                                            256,880
Perot Systems Corp (a)                                      50,400                                            759,528
SYKES Enterprises Inc (a)                                   13,000                                            169,000
Tyler Technologies Inc (a)                                  17,600                                            153,120
                                                                                                  --------------------
                                                                                                            1,511,228
                                                                                                  --------------------
Computer Software (0.07%)
Blackbaud Inc                                                8,200                                            140,958
Phoenix Technologies Ltd (a)                                 6,300                                             43,155
                                                                                                  --------------------
                                                                                                              184,113
                                                                                                  --------------------
Computers (0.26%)
Gateway Inc (a)                                             33,100                                             90,032
Palm Inc (a)                                                16,700                                            659,316
                                                                                                  --------------------
                                                                                                              749,348
                                                                                                  --------------------
Computers - Integrated Systems (0.85%)
Agilysys Inc                                                31,700                                            672,040
Brocade Communications Systems Inc (a)                     100,500                                            462,300
Intergraph Corp (a)                                         13,600                                            519,656
McData Corp - A Shares (a)                                  42,000                                            179,340
MTS Systems Corp                                            12,100                                            443,465
Radisys Corp (a)                                             7,500                                            134,850
                                                                                                  --------------------
                                                                                                            2,411,651
                                                                                                  --------------------
Computers  -Memory Devices (0.78%)
Hutchinson Technology Inc (a)                               13,900                                            384,752
Imation Corp                                                14,800                                            670,884
Komag Inc (a)                                               12,300                                            578,838
Quantum Corp (a)                                           146,100                                            518,655

Silicon Storage Technology Inc (a)                          13,000                                             62,660
                                                                                                  --------------------
                                                                                                            2,215,789
                                                                                                  --------------------
Computers - Peripheral Equipment (0.10%)
Electronics for Imaging (a)                                 10,100                                            279,265
                                                                                                  --------------------

Computers - Voice Recognition (0.08%)
Talx Corp                                                    7,500                                            235,050
                                                                                                  --------------------

Consulting Services (0.63%)
BearingPoint Inc (a)                                        97,600                                            802,272
Clark Inc                                                    6,100                                             80,581
CRA International Inc (a)                                      700                                             33,796
Gartner Inc (a)                                             23,500                                            323,360
MAXIMUS Inc                                                  8,600                                            336,432
Watson Wyatt Worldwide Inc                                   6,500                                            197,860
                                                                                                  --------------------
                                                                                                            1,774,301
                                                                                                  --------------------
Consumer Products - Miscellaneous (0.37%)
Tupperware Brands Corp                                      40,900                                            907,980
Water Pik Technologies Inc (a)                               5,100                                            139,485
                                                                                                  --------------------
                                                                                                            1,047,465
                                                                                                  --------------------
Containers - Metal & Glass (0.64%)
Greif Inc                                                    8,100                                            527,472
Silgan Holdings Inc                                         33,600                                          1,272,096
                                                                                                  --------------------
                                                                                                            1,799,568
                                                                                                  --------------------
Containers - Paper & Plastic (0.16%)
Chesapeake Corp                                             29,900                                            463,450
                                                                                                  --------------------

Cosmetics & Toiletries (0.10%)
Elizabeth Arden Inc (a)                                     12,800                                            270,592
                                                                                                  --------------------

Data Processing & Management (0.12%)
eFunds Corp (a)                                             12,200                                            287,676
infoUSA Inc                                                  4,400                                             48,224
                                                                                                  --------------------
                                                                                                              335,900
                                                                                                  --------------------
Decision Support Software (0.08%)
NetIQ Corp (a)                                               9,400                                            123,516
QAD Inc                                                      5,100                                             41,004
SPSS Inc (a)                                                 2,200                                             70,928
                                                                                                  --------------------
                                                                                                              235,448
                                                                                                  --------------------
Diagnostic Equipment (0.08%)
Neurometrix Inc (a)                                          6,400                                            220,864
                                                                                                  --------------------

Disposable Medical Products (0.08%)
ICU Medical Inc (a)                                          2,300                                             82,892
Medical Action Industries Inc (a)                            6,648                                            149,580
                                                                                                  --------------------
                                                                                                              232,472
                                                                                                  --------------------
Distribution & Wholesale (1.13%)
Aviall Inc (a)                                              22,200                                            767,232
Bell Microproducts Inc (a)                                  15,700                                             99,852
Brightpoint Inc (a)                                         17,325                                            391,372
Building Material Holding Corp                               8,500                                            672,945
United Stationers Inc (a)                                   17,900                                            895,537
Watsco Inc                                                   5,400                                            381,996
                                                                                                  --------------------
                                                                                                            3,208,934
                                                                                                  --------------------
Diversified Manufacturing Operations (1.79%)
Actuant Corp                                                11,300                                            646,925

Acuity Brands Inc                                           19,000                                            719,910
Ameron International Corp                                    5,300                                            285,670
AO Smith Corp                                               15,100                                            650,659
Barnes Group Inc                                            23,100                                            874,797
Blount International Inc (a)                                11,400                                            182,970
EnPro Industries Inc (a)                                    20,900                                            641,212
ESCO Technologies Inc (a)                                    7,600                                            373,464
Griffon Corp (a)                                            13,200                                            311,520
Jacuzzi Brands Inc (a)                                      38,600                                            366,314
Tredegar Corp                                                  900                                             13,437
                                                                                                  --------------------
                                                                                                            5,066,878
                                                                                                  --------------------
Diversified Operations (0.42%)
Walter Industries Inc                                       18,700                                          1,182,775
                                                                                                  --------------------

Diversified Operations & Commercial Services (0.20%)
Viad Corp                                                   13,800                                            392,886
Volt Information Sciences Inc (a)                            7,100                                            173,808
                                                                                                  --------------------
                                                                                                              566,694
                                                                                                  --------------------
Electric - Integrated (2.73%)
Alliant Energy Corp                                          4,400                                            130,504
Avista Corp                                                 21,500                                            410,865
Black Hills Corp                                            16,000                                            569,600
CH Energy Group Inc                                          7,400                                            347,060
Cleco Corp                                                  34,000                                            745,620
El Paso Electric Co (a)                                     45,700                                            935,936
Great Plains Energy Inc                                      7,100                                            202,563
Idacorp Inc                                                 11,700                                            370,422
PNM Resources Inc                                           29,500                                            724,815
Sierra Pacific Resources (a)                               124,100                                          1,638,120
UIL Holdings Corp                                            2,900                                            140,186
Unisource Energy Corp                                       49,000                                          1,515,570
                                                                                                  --------------------
                                                                                                            7,731,261
                                                                                                  --------------------
Electronic Components - Miscellaneous (0.55%)
Bel Fuse Inc                                                 7,500                                            279,300
Benchmark Electronics Inc (a)                               18,750                                            684,937
CTS Corp                                                    25,400                                            312,674
Solectron Corp (a)                                          45,800                                            174,956
Sypris Solutions Inc                                         9,500                                             94,905
                                                                                                  --------------------
                                                                                                            1,546,772
                                                                                                  --------------------
Electronic Components - Semiconductors (0.99%)
Actel Corp (a)                                              22,800                                            346,104
AMIS Holdings Inc (a)                                        9,700                                            100,395
Amkor Technology Inc (a)                                    12,800                                             72,064
Applied Micro Circuits Corp (a)                             67,800                                            223,062
DSP Group Inc (a)                                            9,300                                            272,955
Fairchild Semiconductor International Inc (a)               40,500                                            807,975
Integrated Silicon Solution Inc (a)                         12,900                                             85,011
Lattice Semiconductor Corp (a)                              24,900                                            112,797
Omnivision Technologies Inc (a)                              7,400                                            186,702
ON Semiconductor Corp (a)                                   27,300                                            205,023
Portalplayer Inc (a)                                         5,000                                            147,450
Skyworks Solutions Inc (a)                                  44,700                                            236,016
                                                                                                  --------------------
                                                                                                            2,795,554
                                                                                                  --------------------
Electronic Design Automation (0.05%)
Magma Design Automation Inc (a)                             15,300                                            154,683
                                                                                                  --------------------


Electronic Measurement Instruments (0.17%)
Analogic Corp                                                8,500                                            471,750
                                                                                                  --------------------

Energy - Alternate Sources (0.05%)
Headwaters Inc (a)                                           4,200                                            144,900
                                                                                                  --------------------

Engineering - Research & Development Services (0.25%)
EMCOR Group Inc (a)                                          1,300                                            106,626
URS Corp (a)                                                14,050                                            601,059
                                                                                                  --------------------
                                                                                                              707,685
                                                                                                  --------------------
Engines - Internal Combustion (0.04%)
Briggs & Stratton Corp                                       3,200                                            111,328
                                                                                                  --------------------

Enterprise Software & Services (0.14%)
JDA Software Group Inc (a)                                  10,200                                            156,366
Mantech International Corp (a)                               7,500                                            209,700
SYNNEX Corp (a)                                              1,300                                             24,219
                                                                                                  --------------------
                                                                                                              390,285
                                                                                                  --------------------
Environmental Consulting & Engineering (0.01%)
Tetra Tech Inc (a)                                           1,400                                             23,450
                                                                                                  --------------------

Fiduciary Banks (0.10%)
Boston Private Financial Holdings Inc                        8,900                                            271,806
                                                                                                  --------------------

Filtration & Separation Products (0.08%)
Clarcor Inc                                                  6,600                                            224,928
                                                                                                  --------------------

Finance - Consumer Loans (0.46%)
Encore Capital Group Inc (a)                                12,600                                            237,636
Ocwen Financial Corp (a)                                    21,000                                            211,470
World Acceptance Corp (a)                                   30,300                                            859,308
                                                                                                  --------------------
                                                                                                            1,308,414
                                                                                                  --------------------
Finance - Credit Card (0.36%)
Advanta Corp - B Shares                                     15,800                                            546,838
CompuCredit Corp (a)                                        11,700                                            469,872
                                                                                                  --------------------
                                                                                                            1,016,710
                                                                                                  --------------------
Finance - Investment Banker & Broker (0.60%)
Greenhill & Co Inc                                             500                                             28,590
Investment Technology Group Inc (a)                         12,300                                            553,254
Jefferies Group Inc                                          4,900                                            266,903
Knight Capital Group Inc (a)                                47,200                                            537,608
LaBranche & Co Inc (a)                                      11,300                                            129,385
Piper Jaffray Cos (a)                                        4,300                                            192,769
                                                                                                  --------------------
                                                                                                            1,708,509
                                                                                                  --------------------
Finance - Leasing Company (0.14%)
Financial Federal Corp                                       9,000                                            402,750
                                                                                                  --------------------

Finance - Mortgage Loan/Banker (0.41%)
Accredited Home Lenders Holding Co (a)                       9,700                                            509,541
CharterMac                                                  14,700                                            324,135
Doral Financial Corp                                        19,500                                            211,965
Federal Agricultural Mortgage Corp                           3,800                                            107,844
                                                                                                  --------------------
                                                                                                            1,153,485
                                                                                                  --------------------
Finance - Other Services (0.00%)
eSpeed Inc (a)                                               1,100                                             10,098
                                                                                                  --------------------


Food - Baking (0.13%)
Flowers Foods Inc                                           13,275                                            365,195
                                                                                                  --------------------

Food - Miscellaneous/Diversified (0.75%)
Chiquita Brands International Inc                           48,500                                            878,335
Corn Products International Inc                             21,600                                            589,032
J&J Snack Foods Corp                                         6,800                                            205,904
Ralcorp Holdings Inc (a)                                    11,100                                            436,230
                                                                                                  --------------------
                                                                                                            2,109,501
                                                                                                  --------------------
Food - Retail (0.16%)
Great Atlantic & Pacific Tea Co (a)                         10,400                                            324,792
Pathmark Stores Inc (a)                                      1,200                                             13,032
Ruddick Corp                                                 4,500                                            103,995
                                                                                                  --------------------
                                                                                                              441,819
                                                                                                  --------------------
Food - Wholesale & Distribution (0.15%)
Nash Finch Co                                               14,400                                            426,240
                                                                                                  --------------------

Footwear & Related Apparel (0.19%)
Skechers U.S.A. Inc (a)                                     20,200                                            390,870
Wolverine World Wide Inc                                     5,600                                            134,680
                                                                                                  --------------------
                                                                                                              525,550
                                                                                                  --------------------
Funeral Services & Related Items (0.22%)
Alderwoods Group Inc (a)                                    13,300                                            229,824
Stewart Enterprises Inc                                     70,300                                            389,462
                                                                                                  --------------------
                                                                                                              619,286
                                                                                                  --------------------
Garden Products (0.27%)
Toro Co                                                     17,100                                            755,991
                                                                                                  --------------------

Gas - Distribution (1.88%)
Atmos Energy Corp                                            9,100                                            239,148
New Jersey Resources Corp                                   29,500                                          1,340,775
Nicor Inc                                                   18,300                                            748,470
Northwest Natural Gas Co                                    17,000                                            605,030
Piedmont Natural Gas Co                                      6,700                                            162,475
South Jersey Industries Inc                                 36,300                                          1,067,220
Southwest Gas Corp                                          35,900                                            992,635
WGL Holdings Inc                                             5,300                                            165,254
                                                                                                  --------------------
                                                                                                            5,321,007
                                                                                                  --------------------
Home Furnishings (0.11%)
Furniture Brands International Inc                           5,400                                            129,924
Kimball International Inc                                   13,200                                            185,592
                                                                                                  --------------------
                                                                                                              315,516
                                                                                                  --------------------
Human Resources (0.23%)
MPS Group Inc (a)                                           13,800                                            196,098
Spherion Corp (a)                                           40,000                                            448,000
                                                                                                  --------------------
                                                                                                              644,098
                                                                                                  --------------------
Identification Systems - Development (0.23%)
Checkpoint Systems Inc (a)                                  21,900                                            590,643
Paxar Corp (a)                                               3,500                                             70,770
                                                                                                  --------------------
                                                                                                              661,413
                                                                                                  --------------------
Instruments - Controls (0.20%)
Watts Water Technologies Inc                                17,200                                            579,296
                                                                                                  --------------------

Internet Application Software (0.12%)
Interwoven Inc (a)                                          15,400                                            146,454
Stellent Inc (a)                                             6,400                                             69,952

WebEx Communications Inc (a)                                 4,800                                            116,544
                                                                                                  --------------------
                                                                                                              332,950
                                                                                                  --------------------
Internet Connectivity Services (0.08%)
Redback Networks Inc (a)                                    12,900                                            217,365
                                                                                                  --------------------

Internet Content - Information & News (0.11%)
Infospace Inc (a)                                            6,100                                            144,021
ProQuest Co (a)                                              5,400                                            160,650
                                                                                                  --------------------
                                                                                                              304,671
                                                                                                  --------------------
Internet Infrastructure Software (0.01%)
AsiaInfo Holdings Inc (a)                                    5,300                                             20,935
                                                                                                  --------------------

Internet Security (0.04%)
Internet Security Systems (a)                                  800                                             17,056
Ipass Inc (a)                                               12,300                                             95,817
                                                                                                  --------------------
                                                                                                              112,873
                                                                                                  --------------------
Investment Companies (0.27%)
Technology Investment Capital Corp                          48,849                                            753,252
                                                                                                  --------------------

Investment Management & Advisory Services (0.11%)
Calamos Asset Management Inc                                 8,600                                            298,764
                                                                                                  --------------------

Lasers - Systems & Components (0.24%)
Cymer Inc (a)                                                4,400                                            198,616
Electro Scientific Industries Inc (a)                        7,400                                            188,478
Rofin-Sinar Technologies Inc (a)                             6,400                                            305,600
                                                                                                  --------------------
                                                                                                              692,694
                                                                                                  --------------------
Leisure & Recreation Products (0.12%)
K2 Inc (a)                                                  28,400                                            337,960
                                                                                                  --------------------

Life & Health Insurance (1.08%)
American Equity Investment Life Holding Co                  10,900                                            153,145
Delphi Financial Group                                      33,150                                          1,579,929
Great American Financial Resources Inc                       4,700                                            107,395
Phoenix Cos Inc/The                                         20,100                                            303,309
Scottish Re Group Ltd                                       11,400                                            280,668
UICI                                                        14,500                                            529,685
Universal American Financial Corp (a)                        5,800                                             95,526
                                                                                                  --------------------
                                                                                                            3,049,657
                                                                                                  --------------------
Linen Supply & Related Items (0.28%)
Angelica Corp                                               30,500                                            526,125
Unifirst Corp/MA                                             7,500                                            260,700
                                                                                                  --------------------
                                                                                                              786,825
                                                                                                  --------------------
Machinery - Construction & Mining (1.17%)
Astec Industries Inc (a)                                     4,700                                            180,715
JLG Industries Inc                                          54,800                                          2,985,504
Terex Corp (a)                                               2,100                                            148,050
                                                                                                  --------------------
                                                                                                            3,314,269
                                                                                                  --------------------
Machinery - Electrical (0.12%)
Regal-Beloit Corp                                            9,200                                            339,388
                                                                                                  --------------------

Machinery - Farm (0.39%)
AGCO Corp (a)                                               50,200                                            904,102
Alamo Group Inc                                              3,100                                             72,292
Gehl Co (a)                                                  4,100                                            119,720
                                                                                                  --------------------
                                                                                                            1,096,114
                                                                                                  --------------------

                                                                                                  --------------------
Machinery - General Industry (1.32%)
Applied Industrial Technologies Inc                         69,950                                          2,972,875
Gardner Denver Inc (a)                                       6,500                                            343,850
Kadant Inc (a)                                               6,500                                            125,060
Sauer-Danfoss Inc                                           14,600                                            304,556
                                                                                                  --------------------
                                                                                                            3,746,341
                                                                                                  --------------------
Machinery - Material Handling (0.31%)
Cascade Corp                                                 8,300                                            423,798
NACCO Industries Inc                                         3,400                                            465,256
                                                                                                  --------------------
                                                                                                              889,054
                                                                                                  --------------------
Machinery - Pumps (0.17%)
Flowserve Corp (a)                                           7,900                                            363,242
Graco Inc                                                    2,600                                            104,468
Tecumseh Products Co                                           700                                             17,745
                                                                                                  --------------------
                                                                                                              485,455
                                                                                                  --------------------
Machinery Tools & Related Products (0.44%)
Kennametal Inc                                              21,100                                          1,234,350
                                                                                                  --------------------

Medical  - Outpatient & Home Medical Care (0.13%)
Allied Healthcare International Inc (a)                     17,900                                            120,109
Gentiva Health Services Inc (a)                              7,800                                            148,122
Res-Care Inc (a)                                             5,500                                            105,545
                                                                                                  --------------------
                                                                                                              373,776
                                                                                                  --------------------
Medical - Biomedical/Gene (1.05%)
Alexion Pharmaceuticals Inc (a)                              7,100                                            204,622
Applera Corp - Celera Genomics Group (a)                     8,200                                             96,432
Arena Pharmaceuticals Inc (a)                                6,600                                            112,002
Bio-Rad Laboratories Inc (a)                                 9,100                                            613,340
Cytokinetics Inc (a)                                        16,500                                            117,975
Genelabs Technologies (a)                                   15,609                                             34,340
GTx Inc (a)                                                 11,300                                            119,441
Human Genome Sciences Inc (a)                                5,900                                             64,900
Myogen Inc (a)                                               6,100                                            227,652
Nektar Therapeutics (a)                                      8,100                                            160,380
Seattle Genetics Inc /WA (a)                                 8,400                                             47,292
Telik Inc (a)                                                9,591                                            184,051
Vertex Pharmaceuticals Inc (a)                              27,500                                            982,300
                                                                                                  --------------------
                                                                                                            2,964,727
                                                                                                  --------------------
Medical - Drugs (0.16%)
Adolor Corp (a)                                             13,723                                            209,962
Pharmion Corp (a)                                            7,100                                            118,357
Valeant Pharmaceuticals International                        6,600                                            118,536
                                                                                                  --------------------
                                                                                                              446,855
                                                                                                  --------------------
Medical - Generic Drugs (0.21%)
Alpharma Inc                                                13,300                                            444,885
Perrigo Co                                                   9,700                                            151,417
                                                                                                  --------------------
                                                                                                              596,302
                                                                                                  --------------------
Medical - HMO (0.08%)
Magellan Health Services Inc (a)                             5,900                                            215,232
                                                                                                  --------------------

Medical - Nursing Homes (0.20%)
Kindred Healthcare Inc (a)                                  25,200                                            577,080
                                                                                                  --------------------

Medical Information Systems (0.38%)
Computer Programs & Systems Inc                              9,300                                            396,273

Per-Se Technologies Inc (a)                                 27,200                                            676,464
                                                                                                  --------------------
                                                                                                            1,072,737
                                                                                                  --------------------
Medical Instruments (0.22%)
Conmed Corp (a)                                             26,100                                            617,004
SurModics Inc (a)                                              200                                              7,376
                                                                                                  --------------------
                                                                                                              624,380
                                                                                                  --------------------
Medical Laser Systems (0.09%)
LCA-Vision Inc                                               4,700                                            263,999
                                                                                                  --------------------

Medical Products (0.41%)
Haemonetics Corp/Mass (a)                                    4,600                                            239,200
HealthTronics Inc (a)                                       44,399                                            362,740
Invacare Corp                                                  500                                             17,295
PSS World Medical Inc (a)                                   22,300                                            395,825
Viasys Healthcare Inc (a)                                    4,900                                            138,768
                                                                                                  --------------------
                                                                                                            1,153,828
                                                                                                  --------------------
Medical Sterilization Products (0.08%)
STERIS Corp                                                  8,600                                            232,200
                                                                                                  --------------------

Metal Processors & Fabrication (1.45%)
CIRCOR International Inc                                     9,000                                            246,780
Commercial Metals Co                                        40,900                                          1,935,797
Mueller Industries Inc                                       5,400                                            156,762
NN Inc                                                      21,900                                            282,948
Quanex Corp                                                 23,750                                          1,475,113
                                                                                                  --------------------
                                                                                                            4,097,400
                                                                                                  --------------------
MRI - Medical Diagnostic Imaging (0.03%)
Alliance Imaging Inc (a)                                    15,000                                             70,800
                                                                                                  --------------------

Multi-line Insurance (0.12%)
Direct General Corp                                          8,500                                            144,670
United Fire & Casualty Co                                    4,800                                            196,896
                                                                                                  --------------------
                                                                                                              341,566
                                                                                                  --------------------
Multimedia (0.21%)
Entravision Communications Corp (a)                         19,900                                            141,290
Journal Communications Inc                                  17,500                                            209,300
Media General Inc                                            4,800                                            229,680
                                                                                                  --------------------
                                                                                                              580,270
                                                                                                  --------------------
Music (0.10%)
Steinway Musical Instruments (a)                             9,800                                            288,512
                                                                                                  --------------------

Networking Products (0.77%)
3Com Corp (a)                                               27,900                                            127,503
Adaptec Inc (a)                                             37,600                                            204,544
Anixter International Inc                                   12,400                                            573,996
Black Box Corp                                               9,400                                            475,922
Hypercom Corp (a)                                            7,500                                             50,325
Polycom Inc (a)                                             12,650                                            245,157
SafeNet Inc (a)                                             16,252                                            510,638
                                                                                                  --------------------
                                                                                                            2,188,085
                                                                                                  --------------------
Non-hazardous Waste Disposal (0.04%)
Waste Connections Inc (a)                                    3,100                                            108,314
                                                                                                  --------------------

Office Automation & Equipment (0.01%)
Global Imaging Systems Inc (a)                                 500                                             17,680
                                                                                                  --------------------


Office Supplies & Forms (0.22%)
Ennis Inc                                                    5,900                                            113,575
John H Harland Co                                           13,700                                            511,421
                                                                                                  --------------------
                                                                                                              624,996
                                                                                                  --------------------
Oil - Field Services (0.83%)
Cal Dive International Inc (a)                               6,600                                            277,068
Hanover Compressor Co (a)                                    9,200                                            152,352
Key Energy Services Inc (a)                                  8,400                                            132,720
Oceaneering International Inc (a)                            2,600                                            154,466
Oil States International Inc (a)                            22,000                                            899,800
RPC Inc                                                      7,500                                            248,175
Universal Compression Holdings Inc (a)                       9,800                                            470,400
                                                                                                  --------------------
                                                                                                            2,334,981
                                                                                                  --------------------
Oil & Gas Drilling (0.63%)
Todco                                                       39,700                                          1,770,620
                                                                                                  --------------------

Oil Company - Exploration & Production (2.47%)
Callon Petroleum Co (a)                                      5,700                                            107,844
Cimarex Energy Co                                           36,788                                          1,676,061
Comstock Resources Inc (a)                                  17,100                                            547,200
Edge Petroleum Corp (a)                                     11,500                                            381,455
Energy Partners Ltd (a)                                     19,200                                            538,944
Harvest Natural Resources Inc (a)                           13,300                                            126,749
Houston Exploration Co (a)                                  13,500                                            838,215
Pogo Producing Co                                            2,000                                            119,980
Remington Oil & Gas Corp (a)                                 3,100                                            138,880
Southwestern Energy Co (a)                                  18,800                                            811,032
St Mary Land & Exploration Co                                5,500                                            240,020
Stone Energy Corp (a)                                       15,000                                            750,150
Swift Energy Co (a)                                         14,700                                            726,474
                                                                                                  --------------------
                                                                                                            7,003,004
                                                                                                  --------------------
Oil Field Machinery & Equipment (0.23%)
Lone Star Technologies Inc (a)                              11,500                                            654,350
                                                                                                  --------------------

Oil Refining & Marketing (0.14%)
Frontier Oil Corp                                            2,200                                            104,258
Giant Industries Inc (a)                                     4,300                                            300,527
                                                                                                  --------------------
                                                                                                              404,785
                                                                                                  --------------------
Paper & Related Products (0.50%)
Potlatch Corp                                                3,500                                            179,305
Rock-Tenn Co                                                18,400                                            257,232
Schweitzer-Mauduit International Inc                        20,900                                            556,358
Wausau Paper Corp                                           33,300                                            424,575
                                                                                                  --------------------
                                                                                                            1,417,470
                                                                                                  --------------------
Physician Practice Management (0.24%)
Pediatrix Medical Group Inc (a)                              7,700                                            675,136
                                                                                                  --------------------

Poultry (0.22%)
Gold Kist Inc (a)                                            5,700                                             86,127
Pilgrim's Pride Corp                                         7,700                                            187,418
Sanderson Farms Inc                                         12,200                                            341,600
                                                                                                  --------------------
                                                                                                              615,145
                                                                                                  --------------------
Printing - Commercial (0.18%)
Banta Corp                                                     700                                             35,784
Consolidated Graphics Inc (a)                                5,000                                            256,800
Valassis Communications Inc (a)                              7,600                                            212,040
                                                                                                  --------------------
                                                                                                              504,624
                                                                                                  --------------------
Private Corrections (0.12%)
Cornell Cos Inc (a)                                            800                                             10,976
Geo Group Inc/The (a)                                       13,200                                            322,872
                                                                                                  --------------------
                                                                                                              333,848
                                                                                                  --------------------
Property & Casualty Insurance (3.21%)
American Physicians Capital Inc (a)                          5,400                                            264,060
Arch Capital Group Ltd (a)                                   2,500                                            135,850
Argonaut Group Inc (a)                                      21,900                                            778,545
Baldwin & Lyons Inc                                            725                                             18,198
EMC Insurance Group Inc                                      7,900                                            170,087
Infinity Property & Casualty Corp                           10,300                                            397,374
LandAmerica Financial Group Inc                             17,100                                          1,128,258
Midland Co/The                                               7,700                                            287,210
Navigators Group Inc (a)                                       800                                             35,736
Ohio Casualty Corp                                          10,800                                            325,512
PMA Capital Corp (a)                                        78,700                                            731,123
ProAssurance Corp (a)                                          800                                             40,952
RLI Corp                                                     5,300                                            289,645
Safety Insurance Group Inc                                  14,200                                            569,420
Selective Insurance Group                                   14,200                                            823,600
State Auto Financial Corp                                    6,200                                            238,514
Stewart Information Services Corp                           18,300                                            978,135
Zenith National Insurance Corp                              33,850                                          1,871,566
                                                                                                  --------------------
                                                                                                            9,083,785
                                                                                                  --------------------
Publishing - Books (0.25%)
Scholastic Corp (a)                                         18,000                                            540,900
Thomas Nelson Inc                                            6,900                                            177,330
                                                                                                  --------------------
                                                                                                              718,230
                                                                                                  --------------------
Publishing - Newspapers (0.04%)
Journal Register Co                                          7,200                                            102,312
                                                                                                  --------------------

Publishing - Periodicals (0.09%)
Primedia Inc (a)                                            32,200                                             64,722
Reader's Digest Association Inc/The                         11,100                                            176,379
                                                                                                  --------------------
                                                                                                              241,101
                                                                                                  --------------------
Radio (0.33%)
Radio One Inc - Class D (a)                                 78,700                                            862,552
Saga Communications Inc (a)                                  7,000                                             70,490
                                                                                                  --------------------
                                                                                                              933,042
                                                                                                  --------------------
Real Estate Magagement & Services (0.21%)
Jones Lang LaSalle Inc                                      10,000                                            588,700
                                                                                                  --------------------

Reinsurance (0.22%)
Odyssey Re Holdings Corp                                    10,500                                            258,615
Platinum Underwriters Holdings Ltd                          11,900                                            364,735
                                                                                                  --------------------
                                                                                                              623,350
                                                                                                  --------------------
REITS - Apartments (0.99%)
American Campus Communities Inc                              6,900                                            171,120
Mid-America Apartment Communities Inc                       30,200                                          1,541,710
Post Properties Inc                                         26,900                                          1,094,561
                                                                                                  --------------------
                                                                                                            2,807,391
                                                                                                  --------------------
REITS - Diversified (0.88%)
Colonial Properties Trust                                    5,900                                            272,698
Lexington Corporate Properties Trust                       100,100                                          2,222,220
                                                                                                  --------------------
                                                                                                            2,494,918
                                                                                                  --------------------

REITS - Healthcare (0.99%)
Health Care REIT Inc                                         5,150                                            191,528
LTC Properties Inc                                          17,500                                            394,975
National Health Investors Inc                               39,800                                          1,090,520
Senior Housing Properties Trust                             41,000                                            735,130
Ventas Inc                                                  12,400                                            379,440
                                                                                                  --------------------
                                                                                                            2,791,593
                                                                                                  --------------------
REITS - Hotels (2.28%)
Boykin Lodging Co (a)                                        8,400                                            109,200
Equity Inns Inc                                             60,800                                            960,640
FelCor Lodging Trust Inc                                    34,500                                            685,170
Highland Hospitality Corp                                   15,200                                            183,312
Innkeepers USA Trust                                        67,300                                          1,195,248
LaSalle Hotel Properties                                    12,700                                            485,394
MeriStar Hospitality Corp (a)                              149,000                                          1,528,740
Sunstone Hotel Investors Inc                                38,900                                          1,147,550
Winston Hotels Inc                                          15,900                                            162,816
                                                                                                  --------------------
                                                                                                            6,458,070
                                                                                                  --------------------
REITS - Mortgage (1.45%)
American Home Mortgage Investment Corp                      36,221                                          1,035,921
Anthracite Capital Inc                                      82,200                                            922,284
Capital Trust Inc/NY                                         7,500                                            232,500
IMPAC Mortgage Holdings Inc                                 32,600                                            284,924
MFA Mortgage Investments Inc                                25,226                                            163,464
Newcastle Investment Corp                                    6,900                                            187,680
Novastar Financial Inc                                       9,700                                            305,453
RAIT Investment Trust                                       36,100                                            978,671
                                                                                                  --------------------
                                                                                                            4,110,897
                                                                                                  --------------------
REITS - Office Property (1.99%)
BioMed Realty Trust Inc                                      8,800                                            236,104
Brandywine Realty Trust                                      9,100                                            286,195
CarrAmerica Realty Corp                                     33,200                                          1,221,760
Columbia Equity Trust Inc                                    5,400                                             89,370
Corporate Office Properties Trust SBI MD                     3,800                                            153,862
Glenborough Realty Trust Inc                                16,600                                            326,688
Government Properties Trust Inc                             24,500                                            207,515
Kilroy Realty Corp                                          28,700                                          1,939,833
Maguire Properties Inc                                      17,000                                            574,600
Parkway Properties Inc/Md                                   14,400                                            609,408
                                                                                                  --------------------
                                                                                                            5,645,335
                                                                                                  --------------------
REITS - Regional Malls (0.81%)
Pennsylvania Real Estate Investment Trust                   45,600                                          1,854,096
Taubman Centers Inc                                         11,400                                            428,070
                                                                                                  --------------------
                                                                                                            2,282,166
                                                                                                  --------------------
REITS - Shopping Centers (0.49%)
Cedar Shopping Centers Inc                                  14,500                                            214,455
Equity One Inc                                               5,900                                            141,423
Saul Centers Inc                                            19,600                                            725,200
Tanger Factory Outlet Centers Inc                            7,000                                            220,570
Urstadt Biddle Properties Inc                                5,300                                             92,538
                                                                                                  --------------------
                                                                                                            1,394,186
                                                                                                  --------------------
REITS - Storage (0.04%)
Extra Space Storage Inc                                      7,400                                            113,590
                                                                                                  --------------------

REITS - Warehouse & Industrial (0.31%)
First Potomac Realty Trust                                  30,300                                            891,123
                                                                                                  --------------------


Rental - Auto & Equipment (0.85%)
Aaron Rents Inc                                             24,800                                            596,440
Dollar Thrifty Automotive Group (a)                         17,100                                            648,603
Electro Rent Corp (a)                                        6,900                                            117,093
Rent-Way Inc (a)                                            27,200                                            185,232
United Rentals Inc (a)                                      29,100                                            852,921
                                                                                                  --------------------
                                                                                                            2,400,289
                                                                                                  --------------------
Resorts & Theme Parks (0.13%)
Bluegreen Corp (a)                                           6,900                                            111,228
Six Flags Inc (a)                                           22,300                                            258,903
                                                                                                  --------------------
                                                                                                              370,131
                                                                                                  --------------------
Retail - Apparel & Shoe (2.32%)
Aeropostale Inc (a)                                          3,800                                            114,874
Brown Shoe Co Inc                                           13,600                                            612,272
Burlington Coat Factory Warehouse Corp                       3,700                                            165,316
Cato Corp/The                                                9,500                                            205,105
Charming Shoppes Inc (a)                                   126,800                                          1,541,888
Childrens Place Retail Stores Inc/The (a)                    5,500                                            240,845
Dress Barn Inc (a)                                          19,200                                            885,888
Finish Line                                                 17,200                                            308,740
Genesco Inc (a)                                              9,200                                            358,340
Kenneth Cole Productions Inc                                 8,400                                            225,456
Payless Shoesource Inc (a)                                  27,200                                            662,592
Stage Stores Inc                                            21,850                                            648,726
Too Inc (a)                                                 20,300                                            587,279
                                                                                                  --------------------
                                                                                                            6,557,321
                                                                                                  --------------------
Retail - Auto Parts (0.17%)
CSK Auto Corp (a)                                           29,700                                            481,140
                                                                                                  --------------------

Retail - Automobile (0.99%)
Asbury Automotive Group Inc (a)                             43,300                                            779,400
Lithia Motors Inc                                           45,900                                          1,396,737
Sonic Automotive Inc                                        18,300                                            430,599
United Auto Group Inc                                        5,100                                            195,330
                                                                                                  --------------------
                                                                                                            2,802,066
                                                                                                  --------------------
Retail - Bedding (0.03%)
Linens 'n Things Inc (a)                                     2,900                                             80,069
                                                                                                  --------------------

Retail - Computer Equipment (0.19%)
GameStop Corp (a)                                            5,500                                            204,820
Insight Enterprises Inc (a)                                  9,300                                            194,463
Systemax Inc (a)                                            19,700                                            142,628
                                                                                                  --------------------
                                                                                                              541,911
                                                                                                  --------------------
Retail - Convenience Store (0.27%)
Casey's General Stores Inc                                  20,800                                            529,360
Pantry Inc/The (a)                                           4,500                                            246,330
                                                                                                  --------------------
                                                                                                              775,690
                                                                                                  --------------------
Retail - Fabric Store (0.05%)
Jo-Ann Stores Inc (a)                                       10,635                                            139,638
                                                                                                  --------------------

Retail - Hypermarkets (0.08%)
Smart & Final Inc (a)                                       17,000                                            231,200
                                                                                                  --------------------

Retail - Jewelry (0.09%)
Movado Group Inc                                             8,500                                            160,565

Zale Corp (a)                                                4,400                                            107,844
                                                                                                  --------------------
                                                                                                              268,409
                                                                                                  --------------------
Retail - Pawn Shops (0.41%)
Cash America International Inc                              43,800                                          1,160,262
                                                                                                  --------------------

Retail - Restaurants (1.24%)
Applebees International Inc                                  5,997                                            143,748
CBRL Group Inc                                               4,000                                            175,600
Jack in the Box Inc (a)                                     23,700                                            942,312
Landry's Restaurants Inc                                    40,600                                          1,243,984
Lone Star Steakhouse & Saloon Inc                           10,200                                            276,318
Luby's Inc (a)                                               9,900                                            144,540
Papa John's International Inc (a)                           14,600                                            507,058
Ryan's Restaurant Group Inc (a)                              5,400                                             70,578
                                                                                                  --------------------
                                                                                                            3,504,138
                                                                                                  --------------------
Retail - Sporting Goods (0.01%)
Sports Authority Inc/The (a)                                   977                                             35,875
                                                                                                  --------------------

Retail - Toy Store (0.06%)
Build-A-Bear Workshop Inc (a)                                5,600                                            181,160
                                                                                                  --------------------

Retail - Video Rental (0.00%)
Movie Gallery Inc                                            1,100                                              5,995
                                                                                                  --------------------

Savings & Loans - Thrifts (2.97%)
BankAtlantic Bancorp Inc                                    54,300                                            760,200
Bankunited Financial Corp                                   26,400                                            741,840
Berkshire Hills Bancorp Inc                                  3,900                                            129,168
Commercial Capital Bancorp Inc                               4,926                                             76,895
Dime Community Bancshares                                   15,550                                            229,984
First Financial Holdings Inc                                 4,400                                            136,752
First Niagara Financial Group Inc                           80,330                                          1,108,554
First Place Financial Corp/OH                                9,900                                            237,996
FirstFed Financial Corp (a)                                  8,700                                            545,490
Flagstar Bancorp Inc                                        17,600                                            267,168
Franklin Bank Corp/Houston TX (a)                           10,200                                            176,052
ITLA Capital Corp (a)                                        2,800                                            130,480
KNBT Bancorp Inc                                            10,500                                            168,000
MAF Bancorp Inc                                             14,349                                            616,864
NewAlliance Bancshares Inc                                  12,200                                            177,632
Partners Trust Financial Group Inc                          29,800                                            351,640
Provident Financial Services Inc                            17,600                                            322,080
Sterling Financial Corp/WA                                  48,393                                          1,355,972
TierOne Corp                                                12,800                                            416,128
WSFS Financial Corp                                          7,300                                            460,995
                                                                                                  --------------------
                                                                                                            8,409,890
                                                                                                  --------------------
Schools (0.06%)
Education Management Corp (a)                                5,400                                            165,348
                                                                                                  --------------------

Seismic Data Collection (0.19%)
Veritas DGC Inc (a)                                         12,000                                            540,720
                                                                                                  --------------------

Semiconductor Component - Integrated Circuits (0.71%)
Atmel Corp (a)                                              57,000                                            225,150
Cirrus Logic Inc (a)                                        22,500                                            190,575
Emulex Corp (a)                                             17,600                                            322,960
Exar Corp (a)                                                5,600                                             75,432

Genesis Microchip Inc (a)                                   11,200                                            206,080
Integrated Device Technology Inc (a)                        39,100                                            543,099
Pericom Semiconductor Corp (a)                               5,200                                             50,440
Standard Microsystems Corp (a)                               9,900                                            340,956
Vitesse Semiconductor Corp (a)                              20,200                                             52,520
                                                                                                  --------------------
                                                                                                            2,007,212
                                                                                                  --------------------
Semiconductor Equipment (1.06%)
Asyst Technologies Inc (a)                                  36,900                                            264,204
Axcelis Technologies Inc (a)                                54,800                                            346,336
Cabot Microelectronics Corp (a)                              5,800                                            192,618
Cohu Inc                                                    10,400                                            294,840
Credence Systems Corp (a)                                   32,100                                            280,875
Entegris Inc (a)                                            77,137                                            809,938
Kulicke & Soffa Industries Inc (a)                          16,600                                            185,754
MKS Instruments Inc (a)                                     17,800                                            387,150
Photronics Inc (a)                                          13,000                                            234,520
                                                                                                  --------------------
                                                                                                            2,996,235
                                                                                                  --------------------
Software Tools (0.06%)
Altiris Inc (a)                                              8,900                                            173,995
                                                                                                  --------------------

Steel - Producers (1.34%)
Carpenter Technology Corp                                    4,300                                            389,408
Chaparral Steel Co (a)                                      12,800                                            525,440
Reliance Steel & Aluminum Co                                18,000                                          1,431,000
Ryerson Inc                                                  5,500                                            169,840
Schnitzer Steel Industries Inc                               5,700                                            190,608
Steel Dynamics Inc                                          23,400                                          1,086,228
                                                                                                  --------------------
                                                                                                            3,792,524
                                                                                                  --------------------
Steel - Specialty (0.09%)
Oregon Steel Mills Inc (a)                                   6,200                                            255,254
                                                                                                  --------------------

Steel Pipe & Tube (0.47%)
NS Group Inc (a)                                             9,500                                            429,400
Valmont Industries Inc                                      22,700                                            909,135
                                                                                                  --------------------
                                                                                                            1,338,535
                                                                                                  --------------------
Telecommunication Equipment (0.33%)
Arris Group Inc (a)                                         12,800                                            150,528
CommScope Inc (a)                                           17,800                                            393,558
Comtech Telecommunications Corp (a)                          4,550                                            145,009
Ditech Communications Corp (a)                              10,300                                             93,833
North Pittsburgh Systems Inc                                   700                                             13,951
Utstarcom Inc (a)                                           14,800                                            103,748
Westell Technologies Inc (a)                                 5,500                                             24,475
                                                                                                  --------------------
                                                                                                              925,102
                                                                                                  --------------------
Telecommunication Equipment - Fiber Optics (0.61%)
C-COR Inc (a)                                               13,200                                             84,348
Ciena Corp (a)                                             243,900                                            975,600
Finisar Corp (a)                                            55,400                                            149,580
MRV Communications Inc (a)                                  12,500                                             32,000
Newport Corp (a)                                            21,400                                            363,158
Sycamore Networks Inc (a)                                   23,000                                            113,850
                                                                                                  --------------------
                                                                                                            1,718,536
                                                                                                  --------------------
Telecommunication Services (0.81%)
Commonwealth Telephone Enterprises Inc                       5,400                                            180,198
Mastec Inc (a)                                              18,900                                            227,745
NeuStar Inc (a)                                              7,700                                            223,377
Premiere Global Services Inc (a)                           112,200                                          1,008,678

Time Warner Telecom Inc (a)                                 60,500                                            653,400
                                                                                                  --------------------
                                                                                                            2,293,398
                                                                                                  --------------------
Telephone - Integrated (0.91%)
Broadwing Corp (a)                                          24,300                                            215,055
Cincinnati Bell Inc (a)                                    174,800                                            611,800
CT Communications Inc                                       32,000                                            437,760
General Communication Inc (a)                               16,800                                            182,280
Level 3 Communications Inc (a)                             227,200                                            852,000
SureWest Communications                                      4,800                                            134,352
Talk America Holdings Inc (a)                               14,200                                            136,604
                                                                                                  --------------------
                                                                                                            2,569,851
                                                                                                  --------------------
Television (0.08%)
Lin TV Corp (a)                                             14,800                                            151,404
Sinclair Broadcast Group Inc                                 9,800                                             78,008
                                                                                                  --------------------
                                                                                                              229,412
                                                                                                  --------------------
Textile - Apparel (0.03%)
Perry Ellis International Inc (a)                            3,800                                             77,178
                                                                                                  --------------------

Theaters (0.04%)
Carmike Cinemas Inc                                          5,500                                            126,005
                                                                                                  --------------------

Therapeutics (0.41%)
Atherogenics Inc (a)                                        12,526                                            222,337
AVANIR Pharmaceuticals (a)                                  28,700                                            444,850
Cypress Bioscience Inc (a)                                  28,800                                            174,528
MGI Pharma Inc (a)                                           4,900                                             81,683
United Therapeutics Corp (a)                                 3,700                                            239,279
                                                                                                  --------------------
                                                                                                            1,162,677
                                                                                                  --------------------
Tobacco (0.61%)
Alliance One International Inc                              47,300                                            210,958
Universal Corp/Richmond VA                                  32,000                                          1,512,000
                                                                                                  --------------------
                                                                                                            1,722,958
                                                                                                  --------------------
Toys (0.15%)
Jakks Pacific Inc (a)                                       13,400                                            304,314
Marvel Entertainment Inc (a)                                 7,500                                            124,875
                                                                                                  --------------------
                                                                                                              429,189
                                                                                                  --------------------
Transport - Equipment & Leasing (0.59%)
Amerco Inc (a)                                               4,600                                            372,738
GATX Corp                                                   21,700                                            861,707
Greenbrier Cos Inc                                           5,800                                            205,610
Interpool Inc                                               11,000                                            219,890
                                                                                                  --------------------
                                                                                                            1,659,945
                                                                                                  --------------------
Transport - Marine (0.13%)
General Maritime Corp                                        5,900                                            221,486
Kirby Corp (a)                                               2,800                                            157,164
                                                                                                  --------------------
                                                                                                              378,650
                                                                                                  --------------------
Transport - Rail (0.46%)
Genesee & Wyoming Inc (a)                                   26,000                                          1,014,000
RailAmerica Inc (a)                                         30,500                                            300,425
                                                                                                  --------------------
                                                                                                            1,314,425
                                                                                                  --------------------
Transport - Services (0.31%)
Offshore Logistics Inc (a)                                   9,300                                            333,870
Pacer International Inc                                      8,000                                            233,360
SIRVA Inc (a)                                               39,000                                            315,510
                                                                                                  --------------------
                                                                                                              882,740
                                                                                                  --------------------

Transport - Truck (0.51%)
Arkansas Best Corp                                           4,600                                            196,926
Covenant Transport Inc (a)                                   8,000                                            122,080
Marten Transport Ltd (a)                                     2,700                                             59,994
SCS Transportation Inc (a)                                  20,800                                            557,024
US Xpress Enterprises Inc (a)                               11,700                                            193,050
Werner Enterprises Inc                                      15,125                                            325,944
                                                                                                  --------------------
                                                                                                            1,455,018
                                                                                                  --------------------
Veterinary Products (0.05%)
PetMed Express Inc (a)                                       7,800                                            137,748
                                                                                                  --------------------

Water (0.14%)
American States Water Co                                     5,400                                            170,100
California Water Service Group                               5,400                                            229,230
                                                                                                  --------------------
                                                                                                              399,330
                                                                                                  --------------------
Web Portals (0.22%)
Earthlink Inc (a)                                           23,300                                            266,086
United Online Inc                                           26,800                                            366,356
                                                                                                  --------------------
                                                                                                              632,442
                                                                                                  --------------------
Wire & Cable Products (0.29%)
Encore Wire Corp (a)                                        14,750                                            400,610
General Cable Corp (a)                                      17,300                                            423,850
                                                                                                  --------------------
                                                                                                              824,460
                                                                                                  --------------------
Wireless Equipment (0.42%)
Powerwave Technologies Inc (a)                              46,800                                            683,748
RF Micro Devices Inc (a)                                    54,300                                            395,304
Spectralink Corp                                             9,800                                            121,030
                                                                                                  --------------------
                                                                                                            1,200,082
                                                                                                  --------------------
TOTAL COMMON STOCKS                                                                              $        270,162,798
                                                                                                  --------------------
                                                         Principal
                                                          Amount                                         Value
                                                         -------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.16%)
U.S. Treasury (0.16%)
2.88%, 11/30/2006 (b)                                      460,000                                            453,585
                                                                                                  --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                            $            453,585
                                                                                                  --------------------
Total Investments                                                                                $        270,616,383
Other Assets in Excess of Liabilities, Net - 4.40%                                                         12,446,477
                                                                                                  --------------------
TOTAL NET ASSETS - 100.00%                                                                       $        283,062,860
                                                                                                  ====================
                                                                                                  --------------------

                                                                                                  ====================

(a)  Non-Income Producing Security

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $453,585 or 0.16% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $         54,746,097
Unrealized Depreciation                                         (10,123,240)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        44,622,857
Cost for federal income tax purposes                             225,993,526


                            SCHEDULE OF FUTURES CONTRACTS
                                                                          Current                     Unrealized
                           Number                Original                 Market                     Appreciation/
                              of
Type                       Contracts               Value                   Value                    (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Buy:
Russell 2000; March 2006      30                   $10,377,668               $11,050,500           $672,833

Portfolio Summary (unaudited)
------------------------------------------------------------------------
Sector                                                          Percent
------------------------------------------------------------------------
Financial                                                        30.53%
Industrial                                                       17.02%
Consumer, Cyclical                                               12.20%
Consumer, Non-cyclical                                            9.27%
Technology                                                        6.75%
Communications                                                    6.02%
Utilities                                                         4.75%
Energy                                                            4.54%
Basic Materials                                                   3.94%
Diversified                                                       0.42%
Government                                                        0.16%
Other Assets in Excess of Liabilities, Net                        4.40%
                                                    --------------------
TOTAL NET ASSETS                                                100.00%
                                                    ====================

Other Assets Summary (unaudited)
-----------------------------------------------------------------------
Asset Type                                                     Percent
-----------------------------------------------------------------------
Futures                                                          3.90%


Schedule of Investments
January 31, 2006 (unaudited)
Partners SmallCap Value Fund II
                                                          Shares
                                                           Held                                          Value
                                                         -------------------------------------------------------------
COMMON STOCKS (98.70%)
Advertising Services (0.02%)
EMAK Worldwide Inc (a)                                       8,500                               $             70,550
                                                                                                  --------------------

Aerospace & Defense (0.65%)
Esterline Technologies Corp (a)                             39,525                                          1,635,149
Herley Industries Inc (a)                                   26,400                                            461,208
                                                                                                  --------------------
                                                                                                            2,096,357
                                                                                                  --------------------
Aerospace & Defense Equipment (0.85%)
AAR Corp (a)(b)                                                100                                              2,383
Alliant Techsystems Inc (a)                                  4,825                                            373,938
DRS Technologies Inc                                         5,400                                            268,326
Ducommun Inc (a)                                            18,100                                            412,318
Fairchild Corp/The (a)                                       4,700                                             11,327
Heico Corp (b)                                                 700                                             17,668
Heico Corp                                                     300                                              6,099
Kaman Corp                                                   4,800                                            101,136
Moog Inc (a)                                                 6,050                                            202,735
Orbital Sciences Corp (a)(b)                                41,700                                            537,930
SIFCO Industries Inc (a)                                     5,600                                             26,992
Triumph Group Inc (a)                                       18,500                                            781,810
                                                                                                  --------------------
                                                                                                            2,742,662
                                                                                                  --------------------
Agricultural Operations (0.03%)
Griffin Land & Nurseries Inc (a)                             1,602                                             46,458
Hines Horticulture Inc (a)                                  12,456                                             44,842
                                                                                                  --------------------
                                                                                                               91,300
                                                                                                  --------------------
Airlines (1.99%)
Alaska Air Group Inc (a)                                    49,400                                          1,577,342
Continental Airlines Inc (a)(b)                              4,852                                            101,455
Frontier Airlines Inc (a)(b)                                64,300                                            432,096
MAIR Holdings Inc (a)(b)                                    16,800                                            100,632
Mesa Air Group Inc (a)(b)                                   54,700                                            637,255
Midwest Air Group Inc (a)(b)                                14,100                                             69,090
Republic Airways Holdings Inc (a)                           30,300                                            449,349
Skywest Inc                                                105,800                                          3,087,244
                                                                                                  --------------------
                                                                                                            6,454,463
                                                                                                  --------------------
Apparel Manufacturers (0.85%)
Ashworth Inc (a)                                             2,800                                             23,800
Cutter & Buck Inc                                            7,900                                             92,193
Delta Apparel Inc                                            1,600                                             31,136
G-Iii Apparel Group Ltd (a)                                  6,800                                             97,261
Hampshire Group Ltd (a)                                        688                                             15,411
Hartmarx Corp (a)                                           24,600                                            209,592
Kellwood Co (b)                                             50,500                                          1,222,605
Lakeland Industries Inc (a)(b)                               1,900                                             35,378
Russell Corp                                                59,700                                            912,216
Superior Uniform Group Inc                                   3,500                                             38,850
Tandy Brands Accessories Inc                                 6,000                                             63,540
                                                                                                  --------------------
                                                                                                            2,741,982
                                                                                                  --------------------
Appliances (0.00%)
Applica Inc (a)                                              5,000                                              7,650

Salton Inc (a)(b)                                            2,000                                              3,620
                                                                                                  --------------------
                                                                                                               11,270
                                                                                                  --------------------
Applications Software (0.20%)
Keane Inc (a)(b)                                            41,200                                            446,196
Mapinfo Corp (a)                                             9,720                                            137,343
Nuance Communications Inc (a)                                7,892                                             67,398
                                                                                                  --------------------
                                                                                                              650,937
                                                                                                  --------------------
Audio & Video Products (0.09%)
Audiovox Corp (a)                                           10,715                                            160,296
Cobra Electronics Corp                                       9,600                                            116,160
Emerson Radio Corp (a)                                       6,400                                             19,712
                                                                                                  --------------------
                                                                                                              296,168
                                                                                                  --------------------
Auto - Medium & Heavy Duty Trucks (0.00%)
Collins Industries Inc                                         299                                              1,884
                                                                                                  --------------------

Auto Repair Centers (0.07%)
Monro Muffler Inc                                            6,425                                            218,257
                                                                                                  --------------------

Auto/Truck Parts & Equipment - Original (1.48%)
American Axle & Manufacturing Holdings                      51,300                                            953,667
ArvinMeritor Inc                                            80,000                                          1,396,000
Dura Automotive Systems Inc (a)(b)                          34,700                                             82,239
Hayes Lemmerz International Inc (a)                         26,480                                             98,770
IMPCO Technologies Inc (a)(b)                               18,500                                            117,660
Modine Manufacturing Co                                     36,900                                            999,990
Superior Industries International (b)                       48,800                                          1,132,160
                                                                                                  --------------------
                                                                                                            4,780,486
                                                                                                  --------------------
Auto/Truck Parts & Equipment - Replacement (0.07%)
Proliance International Inc (a)                             15,060                                             76,806
Standard Motor Products Inc (b)                             13,700                                            144,261
                                                                                                  --------------------
                                                                                                              221,067
                                                                                                  --------------------
B2B - E-Commerce (0.52%)
Agile Software Corp (a)(b)                                 156,100                                          1,003,723
Ariba Inc (a)(b)                                            48,900                                            456,726
ePlus Inc (a)                                               16,600                                            234,724
                                                                                                  --------------------
                                                                                                            1,695,173
                                                                                                  --------------------
Batteries & Battery Systems (0.09%)
EnerSys (a)                                                 22,000                                            306,460
                                                                                                  --------------------

Beverages - Wine & Spirits (0.02%)
Cruzan International Inc (a)                                 1,935                                             54,219
                                                                                                  --------------------

Brewery (0.01%)
Pyramid Breweries Inc (a)                                    1,400                                              3,556
Redhook ALE Brewery Inc (a)(b)                               8,700                                             29,058
                                                                                                  --------------------
                                                                                                               32,614
                                                                                                  --------------------
Broadcasting Services & Programming (0.25%)
4Kids Entertainment Inc (a)(b)                               3,700                                             63,529
Gray Television Inc                                         77,300                                            684,878
Medialink Worldwide Inc (a)(b)                              10,900                                             45,126
                                                                                                  --------------------
                                                                                                              793,533
                                                                                                  --------------------
Building - Heavy Construction (0.04%)
Infrasource Services Inc (a)(b)                              7,000                                            112,210
Washington Group International Inc                             500                                             29,675
Williams Industries Inc (a)                                    600                                              1,434
                                                                                                  --------------------
                                                                                                              143,319
                                                                                                  --------------------

                                                                                                  --------------------
Building - Maintenance & Service (0.07%)
Healthcare Services Group                                   12,375                                            242,179
                                                                                                  --------------------

Building - Mobil Home & Manufactured Housing (0.22%)
Coachmen Industries Inc                                     12,800                                            161,792
Modtech Holdings Inc (a)(b)                                  2,500                                             19,900
Monaco Coach Corp (b)                                       20,300                                            274,862
National RV Holdings Inc (a)                                18,500                                            110,815
Palm Harbor Homes Inc (a)(b)                                 6,476                                            137,291
                                                                                                  --------------------
                                                                                                              704,660
                                                                                                  --------------------
Building - Residential & Commercial (0.54%)
Amrep Corp                                                   1,900                                             54,283
Dominion Homes Inc (a)(b)                                    7,000                                             74,550
M/I Homes Inc                                               25,600                                          1,020,416
Orleans Homebuilders Inc                                     1,100                                             18,931
WCI Communities Inc (a)(b)                                  21,200                                            583,848
                                                                                                  --------------------
                                                                                                            1,752,028
                                                                                                  --------------------
Building & Construction - Miscellaneous (0.34%)
Devcon International Corp (a)(b)                               400                                              3,700
Dycom Industries Inc (a)                                     6,975                                            172,004
Insituform Technologies Inc (a)(b)                          36,976                                            939,560
                                                                                                  --------------------
                                                                                                            1,115,264
                                                                                                  --------------------
Building & Construction Products -Miscellaneous (0.07%)
International Aluminum Corp                                  2,800                                            109,984
NCI Building Systems Inc (a)(b)                              1,800                                             91,260
Patrick Industries Inc (a)                                   2,100                                             22,785
                                                                                                  --------------------
                                                                                                              224,029
                                                                                                  --------------------
Building Products - Air & Heating (0.06%)
Comfort Systems USA Inc                                     18,900                                            198,639
Mestek Inc (a)                                                 600                                              8,280
                                                                                                  --------------------
                                                                                                              206,919
                                                                                                  --------------------
Building Products - Cement & Aggregate (0.23%)
US Concrete Inc (a)                                         60,775                                            736,593
                                                                                                  --------------------

Building Products - Light Fixtures (0.00%)
Catalina Lighting Inc (a)                                      600                                              5,400
                                                                                                  --------------------

Capacitors (0.45%)
American Technical Ceramics Corp (a)                         2,800                                             28,560
Kemet Corp (a)(b)                                          156,900                                          1,440,342
                                                                                                  --------------------
                                                                                                            1,468,902
                                                                                                  --------------------
Cellular Telecommunications (0.57%)
Boston Communications Group (a)                             31,700                                             34,870
Price Communications Corp (a)                              102,100                                          1,542,731
SunCom Wireless Holdings Inc (a)(b)                        152,100                                            273,780
                                                                                                  --------------------
                                                                                                            1,851,381
                                                                                                  --------------------
Chemicals - Diversified (0.00%)
Aceto Corp                                                     400                                              2,880
                                                                                                  --------------------

Chemicals - Fibers (0.03%)
Wellman Inc (b)                                             12,000                                             85,200
                                                                                                  --------------------

Chemicals - Other (0.00%)
CPAC Inc                                                     2,200                                              8,844
                                                                                                  --------------------


Chemicals - Plastics (0.74%)
PolyOne Corp (a)(b)                                         20,200                                            144,632
Schulman A Inc                                              60,100                                          1,481,465
Spartech Corp                                               32,300                                            776,169
                                                                                                  --------------------
                                                                                                            2,402,266
                                                                                                  --------------------
Chemicals - Specialty (2.19%)
American Pacific Corp (a)                                    4,900                                             33,418
Ferro Corp (b)                                               9,400                                            184,898
HB Fuller Co                                                26,500                                          1,001,435
Minerals Technologies Inc                                   14,200                                            793,354
NewMarket Corp                                              13,500                                            385,425
OM Group Inc (a)                                            52,000                                          1,118,520
Penford Corp                                                15,900                                            248,199
Quaker Chemical Corp                                         7,900                                            157,289
Sensient Technologies Corp                                  85,800                                          1,626,768
Stepan Co                                                   11,300                                            299,450
Terra Industries Inc (a)(b)                                182,425                                          1,258,732
                                                                                                  --------------------
                                                                                                            7,107,488
                                                                                                  --------------------
Circuit Boards (0.25%)
Merix Corp (a)                                              15,600                                            127,140
SBS Technologies Inc (a)                                    28,672                                            327,148
TTM Technologies Inc (a)(b)                                 33,000                                            343,200
                                                                                                  --------------------
                                                                                                              797,488
                                                                                                  --------------------
Coffee (0.10%)
Farmer Bros Co                                              15,900                                            331,038
                                                                                                  --------------------

Collectibles (0.12%)
Lenox Group Inc (a)                                         28,400                                            387,660
                                                                                                  --------------------

Commercial Banks (2.96%)
1st Source Corp                                             37,900                                          1,001,697
AmeriServ Financial Inc (a)(b)                              24,600                                            112,053
Banner Corp (b)                                             21,400                                            688,866
Central Bancorp Inc/MA                                         600                                             16,860
Chemical Financial Corp                                      9,979                                            313,840
City Holding Co                                              2,850                                            106,191
Community Bank System Inc                                   30,600                                            711,756
First Bank of Delaware (a)                                   1,240                                              3,844
First Mariner Bancorp Inc (a)                                2,400                                             44,616
First Merchants Corp                                        19,700                                            504,123
FNB Corp/NC (b)                                                400                                              8,100
FNB Financial Services Corp                                  1,500                                             22,950
GB&T Bacncshares Inc.                                        2,100                                             45,738
Integra Bank Corp                                              367                                              8,111
Irwin Financial Corp                                        53,100                                          1,137,402
MB Financial Inc                                             7,325                                            256,888
Northeast Bancorp                                              900                                             21,420
Omega Financial Corp (b)                                     2,000                                             61,560
Peoples Bancorp Inc/OH                                       2,400                                             71,280
Pinnacle Bancshares Inc                                        200                                              2,800
Premier Financial Bancorp (a)                                  700                                             10,948
PrivateBancorp Inc                                           1,450                                             54,824
PSB Bancorp Inc/PA (a)                                       5,000                                             56,900
Republic Bancorp Inc/MI                                     24,415                                            316,174
Republic First Bancorp Inc (a)                                 488                                              6,783
Simmons First National Corp                                 25,900                                            730,898
Southern Community Financial Corp/NC                           700                                              6,825
Sun Bancorp Inc/NJ (a)                                      32,905                                            643,622

Susquehanna Bancshares Inc                                  27,362                                            660,519
Texas United Bancshares Inc                                    199                                              3,683
UCBH Holdings Inc                                           16,450                                            285,408
UMB Financial Corp (b)                                       7,300                                            491,728
Umpqua Holdings Corp                                        39,874                                          1,123,649
WesBanco Inc                                                 2,100                                             62,517
                                                                                                  --------------------
                                                                                                            9,594,573
                                                                                                  --------------------
Commercial Services (1.47%)
Central Parking Corp (b)                                    66,000                                            973,500
Mac-Gray Corp (a)                                           15,100                                            187,240
Perceptron Inc (a)                                           6,900                                             48,300
PHH Corp (a)                                                49,700                                          1,431,857
Quanta Services Inc (a)(b)                                  87,700                                          1,214,645
Source Interlink Cos Inc (a)                                41,528                                            463,037
Sourcecorp (a)                                               5,300                                            139,496
Team Inc (a)                                                 9,700                                            292,940
                                                                                                  --------------------
                                                                                                            4,751,015
                                                                                                  --------------------
Commercial Services - Finance (0.41%)
ACE Cash Express Inc (a)                                    15,986                                            420,112
CBIZ Inc (a)                                                38,392                                            229,968
NCO Group Inc (a)                                           37,255                                            634,453
Newtek Business Services Inc (a)                            22,400                                             37,856
Rewards Network Inc (a)                                      2,600                                             17,940
                                                                                                  --------------------
                                                                                                            1,340,329
                                                                                                  --------------------
Communications Software (0.15%)
Captaris Inc (a)                                            67,100                                            259,677
Seachange International Inc (a)(b)                          28,200                                            234,624
                                                                                                  --------------------
                                                                                                              494,301
                                                                                                  --------------------
Computer Aided Design (0.03%)
MSC.Software Corp (a)(b)                                     5,100                                             94,605
                                                                                                  --------------------

Computer Data Security (0.01%)
SCM Microsystems Inc (a)(b)                                 11,000                                             38,500
                                                                                                  --------------------

Computer Services (0.39%)
Analysts International Corp (a)                             38,400                                            109,440
Ciber Inc (a)                                               57,000                                            357,960
Computer Horizons Corp (a)                                  30,600                                            141,372
Computer Task Group Inc (a)                                 18,500                                             76,775
iGate Corp (a)                                               8,125                                             46,231
Inforte Corp                                                 6,120                                             25,398
Pomeroy IT Solutions Inc (a)                                 8,500                                             85,935
Reynolds & Reynolds Co/The                                   7,600                                            215,840
Tier Technologies Inc (a)                                    7,000                                             51,940
Tripos Inc (a)                                               1,800                                              6,804
Tyler Technologies Inc (a)                                  15,450                                            134,415
Xanser Corp (a)                                              4,800                                             21,600
                                                                                                  --------------------
                                                                                                            1,273,710
                                                                                                  --------------------
Computers - Integrated Systems (0.72%)
Agilysys Inc                                                21,665                                            459,298
Cray Inc (a)(b)                                              9,400                                             21,150
Delphax Technologies Inc (a)                                 5,800                                             17,052
Echelon Corp (a)(b)                                         75,063                                            668,061
McData Corp - A Shares (a)                                 134,057                                            572,423
McData Corp - B Shares (a)                                  29,800                                            116,220
Netscout Systems Inc (a)                                    57,700                                            366,972
NYFIX Inc (a)(b)                                             6,300                                             37,485

Radisys Corp (a)                                             4,000                                             71,920
                                                                                                  --------------------
                                                                                                            2,330,581
                                                                                                  --------------------
Computers  -Memory Devices (2.06%)
Advanced Digital Information Corp (a)                       53,098                                            531,511
Ciprico Inc (a)                                              6,700                                             38,190
Datalink Corp (a)                                            1,600                                              6,272
Dot Hill Systems Corp (a)                                   42,300                                            321,480
Hutchinson Technology Inc (a)(b)                            20,500                                            567,440
Imation Corp                                                61,900                                          2,805,927
Iomega Corp (a)                                             44,900                                            114,046
Maxtor Corp (a)                                             32,000                                            294,400
Overland Storage Inc (a)                                    11,400                                             99,750
Quantum Corp (a)                                           330,900                                          1,174,695
Silicon Storage Technology Inc (a)                          78,200                                            376,924
SimpleTech Inc (a)                                          81,700                                            347,225
                                                                                                  --------------------
                                                                                                            6,677,860
                                                                                                  --------------------
Computers - Peripheral Equipment (0.10%)
Astro-Med Inc                                                9,200                                             94,760
Franklin Electronic Publishers Inc (a)                       6,000                                             24,300
InFocus Corp (a)                                            15,100                                             58,890
KEY Tronic Corp (a)                                          4,595                                             16,680
Printronix Inc                                               2,300                                             34,408
Synaptics Inc (a)                                            3,425                                             94,256
                                                                                                  --------------------
                                                                                                              323,294
                                                                                                  --------------------
Computers - Voice Recognition (0.00%)
Cognitronics Corp (a)                                        1,100                                              3,498
                                                                                                  --------------------

Consulting Services (0.26%)
Analex Corp (a)                                              4,400                                             11,748
Clark Inc                                                   35,000                                            462,350
First Consulting Group Inc (a)                              18,207                                            106,693
Franklin Covey Co (a)                                        6,100                                             43,676
Management Network Group Inc (a)                            18,420                                             51,392
PDI Inc (a)                                                 12,381                                            178,286
                                                                                                  --------------------
                                                                                                              854,145
                                                                                                  --------------------
Consumer Products - Miscellaneous (0.32%)
CSS Industries Inc                                          21,500                                            559,000
Russ Berrie & Co Inc (b)                                    37,500                                            474,750
                                                                                                  --------------------
                                                                                                            1,033,750
                                                                                                  --------------------
Containers - Paper & Plastic (0.18%)
Chesapeake Corp                                             35,500                                            550,250
Graphic Packaging Corp (a)                                  11,600                                             31,552
                                                                                                  --------------------
                                                                                                              581,802
                                                                                                  --------------------
Crystal & Giftware (0.00%)
Enesco Group Inc (a)                                         3,000                                              6,060
                                                                                                  --------------------

Data Processing & Management (0.07%)
Pegasystems Inc (a)                                         28,404                                            224,676
                                                                                                  --------------------

Decision Support Software (0.26%)
GSE Systems Inc (a)                                          3,283                                              6,172
NetIQ Corp (a)(b)                                           62,076                                            815,679
Safeguard Scientifics Inc (a)                                3,600                                              7,668
                                                                                                  --------------------
                                                                                                              829,519
                                                                                                  --------------------

Diagnostic Equipment (0.01%)
BioVeris Corp (a)                                            4,200                                             18,480
                                                                                                  --------------------

Direct Marketing (0.05%)
Sitel Corp (a)                                              47,000                                            159,800
Traffix Inc                                                  2,300                                             12,811
                                                                                                  --------------------
                                                                                                              172,611
                                                                                                  --------------------
Disposable Medical Products (0.04%)
Microtek Medical Holdings Inc (a)                           37,572                                            134,883
                                                                                                  --------------------

Distribution & Wholesale (0.41%)
Advanced Marketing Services (a)                              3,300                                             12,375
Bell Microproducts Inc (a)(b)                               51,800                                            329,448
Handleman Co (b)                                            39,400                                            468,072
Industrial Distribution Group Inc (a)                       10,000                                             78,500
Jaco Electronics Inc (a)                                     1,000                                              4,100
Strategic Distribution Inc (a)                               4,900                                             46,060
Watsco Inc                                                   4,600                                            325,404
WESCO International Inc (a)                                  1,000                                             47,930
                                                                                                  --------------------
                                                                                                            1,311,889
                                                                                                  --------------------
Diversified Manufacturing Operations (1.93%)
American Biltrite Inc (a)                                    1,000                                              9,100
Ameron International Corp                                   14,500                                            781,550
AO Smith Corp                                               35,300                                          1,521,077
AZZ Inc (a)                                                  6,700                                            164,954
Bairnco Corp                                                 3,100                                             28,582
Bell Industries Inc (a)                                      2,900                                              7,685
EnPro Industries Inc (a)                                    37,600                                          1,153,568
Federal Signal Corp (b)                                     51,900                                            920,187
GP Strategies Corp (a)                                      21,300                                            159,324
Jacuzzi Brands Inc (a)                                      41,450                                            393,360
Lydall Inc (a)                                               5,600                                             50,400
Tredegar Corp (b)                                           70,300                                          1,049,579
                                                                                                  --------------------
                                                                                                            6,239,366
                                                                                                  --------------------
Diversified Operations (0.34%)
Resource America Inc                                        61,262                                          1,103,329
                                                                                                  --------------------

Diversified Operations & Commercial Services (0.11%)
Viad Corp (b)                                               12,300                                            350,181
                                                                                                  --------------------

Educational Software (0.11%)
PLATO Learning Inc (a)(b)                                   42,700                                            351,848
                                                                                                  --------------------

Electric - Integrated (0.17%)
Maine & Maritimes Corp                                       2,700                                             45,630
Pike Electric Corp (a)                                      15,350                                            275,839
Unitil Corp                                                  2,100                                             51,639
Westar Energy Inc                                            8,125                                            167,375
                                                                                                  --------------------
                                                                                                              540,483
                                                                                                  --------------------
Electronic Components - Miscellaneous (1.54%)
Benchmark Electronics Inc (a)                               43,900                                          1,603,667
Blonder Tongue Laboratories (a)                              1,700                                              3,723
CTS Corp                                                    66,300                                            816,153
IntriCon Corp (a)                                            1,900                                              9,690
Methode Electronics Inc                                     26,569                                            326,799
OSI Systems Inc (a)(b)                                      29,200                                            641,232
Planar Systems Inc (a)                                      26,900                                            371,758

Sparton Corp                                                 3,654                                             32,484
Stoneridge Inc (a)                                           8,200                                             52,398
Sypris Solutions Inc                                        45,293                                            452,477
Technitrol Inc (b)                                          33,100                                            673,916
                                                                                                  --------------------
                                                                                                            4,984,297
                                                                                                  --------------------
Electronic Components - Semiconductors (2.57%)
Actel Corp (a)(b)                                           45,800                                            695,244
Advanced Power Technology Inc (a)                              200                                              3,014
ALL American Semiconductor (a)                               6,800                                             32,096
Alliance Semiconductor Corp (a)                             22,700                                             61,517
Applied Micro Circuits Corp (a)                            738,500                                          2,429,665
Bookham Inc (a)(b)                                          57,500                                            382,375
ESS Technology (a)                                          71,500                                            286,000
Ibis Technology Corp (a)(b)                                  8,700                                             31,581
Integrated Silicon Solution Inc (a)(b)                      71,700                                            472,503
Lattice Semiconductor Corp (a)                             212,000                                            960,360
Richardson Electronics Ltd                                  25,600                                            205,056
Skyworks Solutions Inc (a)(b)                              135,011                                            712,858
White Electronic Designs Corp (a)                           44,000                                            267,520
Zoran Corp (a)                                              90,500                                          1,774,705
                                                                                                  --------------------
                                                                                                            8,314,494
                                                                                                  --------------------
Electronic Connectors (0.08%)
Innovex Inc/MN (a)                                          34,600                                            143,244
Woodhead Industries Inc                                      8,120                                            116,441
                                                                                                  --------------------
                                                                                                              259,685
                                                                                                  --------------------
Electronic Measurement Instruments (0.29%)
Aehr Test Systems (a)                                        6,400                                             23,168
Analogic Corp (b)                                            9,030                                            501,165
Axsys Technologies Inc (a)                                   2,500                                             41,250
LeCroy Corp (a)                                              7,557                                            107,309
Zygo Corp (a)                                               16,000                                            265,440
                                                                                                  --------------------
                                                                                                              938,332
                                                                                                  --------------------
Electronic Parts Distribution (0.04%)
NU Horizons Electronics Corp (a)                            15,500                                            141,825
                                                                                                  --------------------

Electronic Security Devices (0.03%)
Compudyne Corp (a)                                          15,700                                            104,719
Vicon Industries Inc (a)                                     1,600                                              4,960
                                                                                                  --------------------
                                                                                                              109,679
                                                                                                  --------------------
Electronics - Military (0.08%)
EDO Corp                                                     9,150                                            252,814
Merrimac Industries Inc (a)                                    800                                              7,200
                                                                                                  --------------------
                                                                                                              260,014
                                                                                                  --------------------
Energy - Alternate Sources (0.17%)
FuelCell Energy Inc (a)(b)                                  36,960                                            399,538
Quantum Fuel Systems Technologies World (a)(b)              33,155                                            165,775
                                                                                                  --------------------
                                                                                                              565,313
                                                                                                  --------------------
Engineering - Research & Development Services (0.45%)
EMCOR Group Inc (a)                                          7,000                                            574,140
National Technical SYS Inc (a)                               2,300                                             11,776
Shaw Group Inc/The (a)                                      23,884                                            850,748
URS Corp (a)                                                   100                                              4,278
                                                                                                  --------------------
                                                                                                            1,440,942
                                                                                                  --------------------
Engines - Internal Combustion (0.10%)
Briggs & Stratton Corp                                       9,350                                            325,287
                                                                                                  --------------------


Enterprise Software & Services (0.27%)
JDA Software Group Inc (a)                                  25,971                                            398,135
Manugistics Group Inc (a)                                    2,500                                              5,300
Neon Systems Inc (a)                                         4,650                                             28,691
Opnet Technologies Inc (a)                                   9,200                                             81,052
Pervasive Software Inc (a)                                  41,400                                            178,020
SYNNEX Corp (a)                                              9,200                                            171,396
                                                                                                  --------------------
                                                                                                              862,594
                                                                                                  --------------------
Environmental Consulting & Engineering (0.05%)
TRC Cos Inc (a)                                             16,000                                            167,840
                                                                                                  --------------------

E-Services - Consulting (0.01%)
Keynote Systems Inc (a)                                      2,800                                             35,420
SumTotal Systems Inc (a)                                     1,000                                              4,770
                                                                                                  --------------------
                                                                                                               40,190
                                                                                                  --------------------
Finance - Auto Loans (0.10%)
Bay View Capital Corp (a)                                   12,300                                            216,480
Consumer Portfolio Services (a)                             15,100                                             94,375
First Investors Financial Services (a)                         800                                              5,920
                                                                                                  --------------------
                                                                                                              316,775
                                                                                                  --------------------
Finance - Consumer Loans (0.16%)
Ocwen Financial Corp (a)(b)                                 51,100                                            514,577
                                                                                                  --------------------

Finance - Credit Card (0.30%)
Advanta Corp - A Shares                                      6,898                                            224,185
Advanta Corp - B Shares                                     21,459                                            742,696
                                                                                                  --------------------
                                                                                                              966,881
                                                                                                  --------------------
Finance - Investment Banker & Broker (1.47%)
Knight Capital Group Inc (a)                               201,200                                          2,291,668
LaBranche & Co Inc (a)(b)                                   28,800                                            329,760
Piper Jaffray Cos (a)                                       37,800                                          1,694,574
Raymond James Financial Inc                                  9,775                                            416,024
SWS Group Inc                                                1,200                                             27,876
                                                                                                  --------------------
                                                                                                            4,759,902
                                                                                                  --------------------
Finance - Leasing Company (0.07%)
California First National Bancorp                            1,100                                             14,850
Financial Federal Corp                                       4,600                                            205,850
MicroFinancial Inc                                           3,175                                             11,335
                                                                                                  --------------------
                                                                                                              232,035
                                                                                                  --------------------
Finance - Other Services (0.07%)
Aether Holdings Inc (a)                                     67,884                                            218,586
                                                                                                  --------------------

Financial Guarantee Insurance (0.34%)
Triad Guaranty Inc (a)(b)                                   26,200                                          1,100,400
                                                                                                  --------------------

Fisheries (0.04%)
Zapata Corp (a)                                             22,800                                            140,448
                                                                                                  --------------------

Food - Baking (0.01%)
Tasty Baking Co                                              2,300                                             17,940
                                                                                                  --------------------

Food - Flour & Grain (0.16%)
MGP Ingredients Inc (b)                                     28,723                                            528,790
                                                                                                  --------------------

Food - Miscellaneous/Diversified (1.16%)
American Italian Pasta Co (b)                               33,100                                            120,815

Cal-Maine Foods Inc (b)                                     20,300                                            140,070
Chiquita Brands International Inc                           74,500                                          1,349,195
Corn Products International Inc                             12,775                                            348,374
Golden Enterprises Inc                                         700                                              2,100
Hain Celestial Group Inc (a)                                65,873                                          1,535,500
John B. Sanfilippo & SON (a)(b)                             14,826                                            194,665
M&F Worldwide Corp (a)                                       3,600                                             55,368
                                                                                                  --------------------
                                                                                                            3,746,087
                                                                                                  --------------------
Food - Retail (0.36%)
Fresh Brands Inc (a)                                         1,800                                             12,564
Great Atlantic & Pacific Tea Co (a)(b)                      27,500                                            858,825
Ingles Markets Inc                                           7,196                                            115,784
Weis Markets Inc                                             4,300                                            180,385
                                                                                                  --------------------
                                                                                                            1,167,558
                                                                                                  --------------------
Food - Wholesale & Distribution (0.33%)
Performance Food Group Co (a)(b)                            38,000                                          1,047,660
Spartan Stores Inc                                           2,600                                             30,862
                                                                                                  --------------------
                                                                                                            1,078,522
                                                                                                  --------------------
Footwear & Related Apparel (0.04%)
Lacrosse Footwear Inc (a)                                    1,200                                             13,500
Phoenix Footwear Group Inc (a)(b)                           20,000                                            105,600
Vulcan International Corp                                      200                                             10,620
                                                                                                  --------------------
                                                                                                              129,720
                                                                                                  --------------------
Funeral Services & Related Items (0.58%)
Alderwoods Group Inc (a)                                    38,600                                            667,008
Carriage Services Inc (a)                                   32,300                                            161,500
Stewart Enterprises Inc                                    190,600                                          1,055,924
                                                                                                  --------------------
                                                                                                            1,884,432
                                                                                                  --------------------
Gambling (Non-Hotel) (0.00%)
Pinnacle Entertainment Inc (a)                                 100                                              2,882
                                                                                                  --------------------

Gas - Distribution (0.21%)
South Jersey Industries Inc                                 23,300                                            685,020
                                                                                                  --------------------

Golf (0.04%)
Callaway Golf Co                                             8,400                                            128,352
                                                                                                  --------------------

Health Care Cost Containment (0.08%)
Hooper Holmes Inc                                           43,100                                            150,850
Integramed America Inc (a)                                   8,580                                            114,629
                                                                                                  --------------------
                                                                                                              265,479
                                                                                                  --------------------
Home Furnishings (1.46%)
Bassett Furniture Industries Inc                             7,700                                            150,150
Chromcraft Revington Inc (a)                                 2,500                                             33,000
Flexsteel Industries                                         2,364                                             34,035
Furniture Brands International Inc                          96,500                                          2,321,790
Kimball International Inc                                   44,800                                            629,888
La-Z-Boy Inc (b)                                            94,600                                          1,545,764
Rowe Cos/The (a)                                             6,200                                             12,214
                                                                                                  --------------------
                                                                                                            4,726,841
                                                                                                  --------------------
Hotels & Motels (0.46%)
Interstate Hotels & Resorts Inc (a)                         44,400                                            190,920
Lodgian Inc (a)(b)                                          19,900                                            257,705
Marcus Corp                                                 38,000                                            914,660
Red Lion Hotels Corp (a)                                    13,400                                            124,620
                                                                                                  --------------------
                                                                                                            1,487,905
                                                                                                  --------------------

Housewares (0.20%)
Libbey Inc                                                   9,600                                            105,024
National Presto Industries Inc                              11,500                                            538,200
                                                                                                  --------------------
                                                                                                              643,224
                                                                                                  --------------------
Human Resources (1.83%)
Ablest Inc (a)                                               3,500                                             30,065
Cross Country Healthcare Inc (a)                            29,356                                            580,074
Edgewater Technology Inc (a)                                11,900                                             76,993
Kelly Services Inc (b)                                      29,329                                            785,431
Medical Staffing Network Holdings Inc (a)                   48,300                                            260,337
MPS Group Inc (a)                                          188,100                                          2,672,901
RCM Technologies Inc (a)                                     9,300                                             53,196
Spherion Corp (a)(b)                                       127,400                                          1,426,880
Westaff Inc (a)                                              6,500                                             29,705
                                                                                                  --------------------
                                                                                                            5,915,582
                                                                                                  --------------------
Identification Systems - Development (0.45%)
Paxar Corp (a)                                              72,700                                          1,469,994
                                                                                                  --------------------

Industrial Audio & Video Products (0.00%)
Ballantyne of Omaha Inc (a)                                    400                                              1,764
Rockford Corp (a)(b)                                         3,600                                             12,924
                                                                                                  --------------------
                                                                                                               14,688
                                                                                                  --------------------
Industrial Automation & Robots (0.21%)
Gerber Scientific Inc (a)                                   26,400                                            293,568
Nordson Corp                                                 8,425                                            382,663
                                                                                                  --------------------
                                                                                                              676,231
                                                                                                  --------------------
Instruments - Controls (0.08%)
Frequency Electronics Inc                                   10,900                                            128,620
Spectrum Control Inc (a)                                    15,900                                            114,321
                                                                                                  --------------------
                                                                                                              242,941
                                                                                                  --------------------
Instruments - Scientific (0.05%)
Meade Instruments Corp (a)                                  42,366                                            135,148
OI Corp (a)                                                  1,700                                             21,658
                                                                                                  --------------------
                                                                                                              156,806
                                                                                                  --------------------
Insurance Brokers (0.11%)
Hilb Rogal & Hobbs Co                                        9,025                                            350,892
                                                                                                  --------------------

Internet Application Software (0.84%)
@Road Inc (a)                                               27,134                                            141,368
Interwoven Inc (a)                                          94,900                                            902,499
Raindance Communications Inc (a)                           118,900                                            243,745
S1 Corp (a)                                                 57,010                                            237,732
Stellent Inc (a)                                            49,000                                            535,570
Vignette Corp (a)                                           39,300                                            665,742
                                                                                                  --------------------
                                                                                                            2,726,656
                                                                                                  --------------------
Internet Connectivity Services (0.14%)
PC-Tel Inc (a)                                              48,854                                            465,579
                                                                                                  --------------------

Internet Content - Entertainment (0.01%)
Alloy Inc (a)(b)                                            15,800                                             44,398
                                                                                                  --------------------

Internet Content - Information & News (0.21%)
Harris Interactive Inc (a)                                 128,100                                            687,897
                                                                                                  --------------------

Internet Financial Services (0.02%)
Insweb Corp (a)                                              1,000                                              3,030

Netbank Inc                                                  6,800                                             51,068
                                                                                                  --------------------
                                                                                                               54,098
                                                                                                  --------------------
Internet Infrastructure Software (0.04%)
F5 Networks Inc (a)                                          1,925                                            124,547
                                                                                                  --------------------

Internet Security (0.48%)
ActivCard Corp (a)                                          29,014                                            103,000
SonicWALL Inc (a)                                          137,600                                          1,133,824
WatchGuard Technologies (a)                                 74,900                                            303,345
                                                                                                  --------------------
                                                                                                            1,540,169
                                                                                                  --------------------
Intimate Apparel (0.19%)
Warnaco Group Inc/The (a)                                   24,500                                            608,090
                                                                                                  --------------------

Investment Companies (0.55%)
MCG Capital Corp                                            86,903                                          1,355,687
Medallion Financial Corp                                    35,900                                            410,337
                                                                                                  --------------------
                                                                                                            1,766,024
                                                                                                  --------------------
Investment Management & Advisory Services (0.01%)
BKF Capital Group Inc.                                       2,150                                             27,907
                                                                                                  --------------------

Lasers - Systems & Components (0.24%)
Coherent Inc (a)                                            25,200                                            780,192
                                                                                                  --------------------

Leisure & Recreation Products (0.41%)
GameTech International Inc (a)                              14,000                                             62,720
K2 Inc (a)(b)                                              104,750                                          1,246,525
Multimedia Games Inc (a)(b)                                  1,400                                             13,300
                                                                                                  --------------------
                                                                                                            1,322,545
                                                                                                  --------------------
Life & Health Insurance (2.15%)
Ceres Group Inc (a)                                         63,339                                            354,698
Delphi Financial Group                                       8,400                                            400,344
FBL Financial Group Inc                                     42,900                                          1,430,715
Great American Financial Resources Inc                      27,600                                            630,660
Independence Holding Co                                      6,000                                            135,300
Penn Treaty American Corp (a)                               18,325                                            197,727
Phoenix Cos Inc/The (b)                                    175,600                                          2,649,804
Presidential Life Corp                                      53,596                                          1,150,706
Standard Management Corp (a)                                 1,700                                              2,295
                                                                                                  --------------------
                                                                                                            6,952,249
                                                                                                  --------------------
Linen Supply & Related Items (0.21%)
G&K Services Inc (b)                                        16,200                                            643,788
Unifirst Corp/MA (b)                                           600                                             20,856
                                                                                                  --------------------
                                                                                                              664,644
                                                                                                  --------------------
Machinery - Electrical (0.35%)
Regal-Beloit Corp                                           30,700                                          1,132,523
                                                                                                  --------------------

Machinery - Farm (0.16%)
Alamo Group Inc                                              9,800                                            228,536
Gehl Co (a)                                                  9,700                                            283,240
                                                                                                  --------------------
                                                                                                              511,776
                                                                                                  --------------------
Machinery - General Industry (0.83%)
Applied Industrial Technologies Inc                         33,450                                          1,421,625
Kadant Inc (a)                                              25,600                                            492,544
Robbins & Myers Inc                                         31,900                                            752,202
TB Wood's Corp (a)                                           2,800                                             20,692
                                                                                                  --------------------
                                                                                                            2,687,063
                                                                                                  --------------------

Machinery - Material Handling (0.01%)
Key Technology Inc (a)                                       2,700                                             35,073
                                                                                                  --------------------

Machinery - Pumps (0.19%)
Tecumseh Products Co (b)                                    24,200                                            613,470
                                                                                                  --------------------

Machinery Tools & Related Products (0.02%)
Hardinge Inc                                                 3,100                                             55,645
                                                                                                  --------------------

Medical  - Outpatient & Home Medical Care (0.12%)
Allied Healthcare International Inc (a)                     36,010                                            241,627
American Shared Hospital Services                              800                                              5,560
National Home Health Care Corp                               1,200                                             13,020
Pediatric Services of America Inc (a)                        8,100                                            115,992
Res-Care Inc (a)                                             1,200                                             23,028
                                                                                                  --------------------
                                                                                                              399,227
                                                                                                  --------------------
Medical - Biomedical/Gene (1.08%)
Avigen Inc (a)(b)                                           14,832                                             58,586
Cambrex Corp                                                71,400                                          1,578,654
CuraGen Corp (a)                                            10,300                                             40,685
Enzon Pharmaceuticals Inc (a)(b)                             6,000                                             43,680
Gene Logic Inc (a)                                          48,833                                            192,890
Harvard Bioscience Inc (a)                                  47,800                                            228,484
Maxygen Inc (a)                                             28,019                                            231,157
Nanogen Inc (a)(b)                                          38,700                                            116,874
Neose Technologies Inc (a)                                  47,700                                            108,279
Oscient Pharmaceuticals Corp (a)                             6,000                                             13,020
Praecis Pharmaceuticals Inc (a)                              5,400                                             32,346
Serologicals Corp (a)(b)                                    38,425                                            859,183
                                                                                                  --------------------
                                                                                                            3,503,838
                                                                                                  --------------------
Medical - Drugs (0.01%)
Accelrys Inc (a)                                             4,037                                             27,452
                                                                                                  --------------------

Medical - Generic Drugs (0.52%)
Alpharma Inc                                                50,100                                          1,675,845
                                                                                                  --------------------

Medical - Hospitals (0.10%)
Medcath Corp (a)                                             1,365                                             26,372
Triad Hospitals Inc (a)                                      6,850                                            281,261
                                                                                                  --------------------
                                                                                                              307,633
                                                                                                  --------------------
Medical - Nursing Homes (0.41%)
Genesis HealthCare Corp (a)(b)                              36,300                                          1,330,395
Kindred Healthcare Inc (a)(b)                                  100                                              2,290
                                                                                                  --------------------
                                                                                                            1,332,685
                                                                                                  --------------------
Medical Information Systems (0.00%)
NWH Inc                                                        600                                              6,936
                                                                                                  --------------------

Medical Instruments (0.37%)
Bruker BioSciences Corp (a)                                 89,414                                            439,917
Compex Technologies Inc (a)                                 27,916                                            207,695
Conmed Corp (a)                                             13,600                                            321,504
New Brunswick Scientific Inc (a)                             3,200                                             23,712
OccuLogix Inc (a)(b)                                         6,600                                             81,510
Orthologic Corp (a)                                         23,175                                            133,024
                                                                                                  --------------------
                                                                                                            1,207,362
                                                                                                  --------------------

Medical Laser Systems (0.01%)
Iridex Corp (a)                                              5,600                                             45,752
                                                                                                  --------------------

Medical Products (0.60%)
ATS Medical Inc (a)(b)                                      17,800                                             49,306
Encore Medical Corp (a)(b)                                  47,100                                            253,398
Hanger Orthopedic Group Inc (a)                              6,100                                             41,358
HealthTronics Inc (a)                                       32,200                                            263,074
Invacare Corp                                                7,825                                            270,667
Kewaunee Scientific Corp                                       700                                              6,440
North American Scientific Inc (a)                            1,300                                              2,626
Osteotech Inc (a)                                           30,900                                            167,169
Rita Medical Systems Inc (a)                                28,700                                            130,585
Sonic Innovations Inc (a)                                   10,000                                             45,500
Span-America Medical Systems Inc                             1,400                                             18,718
SRI/Surgical Express Inc (a)                                 4,400                                             25,300
Synovis Life Technologies Inc (a)                           21,100                                            213,110
Zoll Medical Corp (a)(b)                                    17,200                                            471,280
                                                                                                  --------------------
                                                                                                            1,958,531
                                                                                                  --------------------
Metal - Aluminum (0.10%)
Century Aluminum Co (a)                                      9,175                                            312,684
                                                                                                  --------------------

Metal - Iron (0.26%)
Gibraltar Industries Inc                                    31,384                                            848,310
                                                                                                  --------------------

Metal Processors & Fabrication (0.33%)
Ampco-Pittsburgh Corp                                        4,900                                             95,256
CIRCOR International Inc                                    28,200                                            773,244
Intermet Corp (a)(c)                                           100                                                  -
NN Inc                                                      11,800                                            152,456
North American Galvanizing & Coating Inc (a)                 4,300                                              9,202
Wolverine Tube Inc (a)(b)                                    5,200                                             27,508
                                                                                                  --------------------
                                                                                                            1,057,666
                                                                                                  --------------------
Metal Products - Distribution (0.08%)
AM Castle & Co (a)                                           8,400                                            253,260
                                                                                                  --------------------

Metal Products - Fasteners (0.00%)
Chicago Rivet & Machine Co                                     300                                              5,925
Eastern Co/The                                                 400                                              7,780
                                                                                                  --------------------
                                                                                                               13,705
                                                                                                  --------------------
Miscellaneous Manufacturers (0.19%)
Applied Films Corp (a)                                      26,800                                            602,196
                                                                                                  --------------------

Motion Pictures & Services (0.02%)
Image Entertainment Inc (a)                                 14,700                                             48,216
Zomax Inc/MN (a)                                             6,100                                             12,139
                                                                                                  --------------------
                                                                                                               60,355
                                                                                                  --------------------
MRI - Medical Diagnostic Imaging (0.00%)
Radiologix Inc (a)                                           3,400                                              9,486
                                                                                                  --------------------

Multi-line Insurance (0.75%)
Alfa Corp                                                   19,442                                            330,320
Atlantic American Corp (a)                                   7,500                                             19,876
Citizens Inc/TX (a)(b)                                      16,692                                             89,135
HCC Insurance Holdings Inc                                  12,275                                            381,261
Horace Mann Educators Corp                                  80,800                                          1,582,872
National Security Group Inc                                    300                                              4,758

Vesta Insurance Group Inc (a)                               21,500                                             18,490
                                                                                                  --------------------
                                                                                                            2,426,712
                                                                                                  --------------------
Multimedia (0.39%)
Entravision Communications Corp (a)                        109,600                                            778,160
Media General Inc                                            9,200                                            440,220
Triple Crown Media Inc (a)                                   7,730                                             59,134
                                                                                                  --------------------
                                                                                                            1,277,514
                                                                                                  --------------------
Music (0.03%)
Steinway Musical Instruments (a)                             3,600                                            105,984
                                                                                                  --------------------

Networking Products (2.58%)
3Com Corp (a)                                              698,000                                          3,189,860
Adaptec Inc (a)                                            102,400                                            557,056
Aeroflex Inc (a)                                            61,458                                            743,027
Avici Systems Inc (a)(b)                                    13,128                                             53,431
Black Box Corp                                              30,300                                          1,534,089
Hypercom Corp (a)(b)                                        92,700                                            622,017
Netgear Inc (a)                                              3,650                                             66,138
SafeNet Inc (a)(b)                                          44,000                                          1,382,480
Stratos International Inc (a)                                6,500                                             41,860
Zhone Technologies Inc (a)(b)                               79,400                                            182,620
                                                                                                  --------------------
                                                                                                            8,372,578
                                                                                                  --------------------
Non-Ferrous Metals (0.61%)
Brush Engineered Materials Inc (a)(b)                       37,300                                            803,069
USEC Inc                                                    76,400                                          1,168,156
                                                                                                  --------------------
                                                                                                            1,971,225
                                                                                                  --------------------
Non-hazardous Waste Disposal (0.18%)
Waste Connections Inc (a)                                   10,125                                            353,768
Waste Industries USA Inc                                    15,702                                            236,158
                                                                                                  --------------------
                                                                                                              589,926
                                                                                                  --------------------
Office Automation & Equipment (0.44%)
IKON Office Solutions Inc                                  120,400                                          1,423,128
                                                                                                  --------------------

Office Supplies & Forms (0.01%)
Nashua Corp (a)                                              4,100                                             30,299
                                                                                                  --------------------

Oil - Field Services (1.45%)
Hanover Compressor Co (a)(b)                                70,500                                          1,167,480
Oil States International Inc (a)                             4,075                                            166,667
Universal Compression Holdings Inc (a)                      70,100                                          3,364,800
                                                                                                  --------------------
                                                                                                            4,698,947
                                                                                                  --------------------
Oil Company - Exploration & Production (1.08%)
Callon Petroleum Co (a)                                     24,300                                            459,756
Castle Energy Corp                                           7,200                                            202,680
Energy Partners Ltd (a)                                      8,375                                            235,086
GMX Resources Inc (a)                                        2,700                                            129,897
Harvest Natural Resources Inc (a)(b)                        27,900                                            265,887
Meridian Resource Corp (a)                                  59,700                                            299,097
PetroHawk Energy Corp (a)                                    9,925                                            158,800
Southwestern Energy Co (a)                                   7,575                                            326,786
Stone Energy Corp (a)(b)                                    21,800                                          1,090,218
Whiting Petroleum Corp (a)                                   7,150                                            331,045
                                                                                                  --------------------
                                                                                                            3,499,252
                                                                                                  --------------------
Oil Refining & Marketing (0.02%)
Adams Resources & Energy Inc                                 2,400                                             64,200
                                                                                                  --------------------


Optical Recognition Equipment (0.04%)
Digimarc Corp (a)                                           16,800                                            130,368
                                                                                                  --------------------

Paper & Related Products (1.78%)
Buckeye Technologies Inc (a)                                30,100                                            283,542
Caraustar Industries Inc (a)                                44,400                                            483,072
Glatfelter                                                  79,800                                          1,134,756
Longview Fibre Co                                           55,600                                          1,059,180
Pope & Talbot Inc                                           13,200                                            108,240
Potlatch Corp                                               23,500                                          1,203,905
Rock-Tenn Co                                                24,900                                            348,102
Schweitzer-Mauduit International Inc                        26,700                                            710,754
Wausau Paper Corp                                           33,000                                            420,750
                                                                                                  --------------------
                                                                                                            5,752,301
                                                                                                  --------------------
Pharmacy Services (0.11%)
BioScrip Inc (a)                                            44,600                                            343,420
Curative Health Services Inc (a)(b)                          4,500                                              1,080
                                                                                                  --------------------
                                                                                                              344,500
                                                                                                  --------------------
Physical Therapy & Rehabilitation Centers (0.04%)
Healthsouth Corp (a)                                        28,900                                            139,587
                                                                                                  --------------------

Physician Practice Management (0.13%)
OCA Inc (a)(b)                                              10,500                                              4,305
Pediatrix Medical Group Inc (a)                              4,725                                            414,288
                                                                                                  --------------------
                                                                                                              418,593
                                                                                                  --------------------
Pipelines (0.21%)
Transmontaigne Inc (a)                                      75,600                                            673,596
                                                                                                  --------------------

Platinum (0.10%)
Stillwater Mining Co (a)(b)                                 23,100                                            334,950
                                                                                                  --------------------

Pollution Control (0.00%)
Catalytica Energy Systems (a)                                3,300                                              4,587
                                                                                                  --------------------

Power Converter & Supply Equipment (0.29%)
C&D Technologies Inc (b)                                    49,600                                            411,680
Espey Manufacturing & Electronics Corp                       1,400                                             23,800
Magnetek Inc (a)                                            23,600                                             95,580
Powell Industries Inc (a)                                   18,800                                            395,740
Power-One Inc (a)(b)                                         1,574                                              9,507
                                                                                                  --------------------
                                                                                                              936,307
                                                                                                  --------------------
Printing - Commercial (0.22%)
Bowne & Co Inc                                               1,800                                             27,108
Champion Industries Inc/WV                                   4,258                                             18,237
Consolidated Graphics Inc (a)                               11,850                                            608,616
Outlook Group Corp                                           3,100                                             33,787
Tufco Technologies Inc (a)                                   1,300                                              8,810
                                                                                                  --------------------
                                                                                                              696,558
                                                                                                  --------------------
Private Corrections (0.03%)
Cornell Cos Inc (a)                                          7,700                                            105,644
                                                                                                  --------------------

Property & Casualty Insurance (4.98%)
21st Century Insurance Group                                23,400                                            380,016
American Physicians Capital Inc (a)                         10,700                                            523,230
Argonaut Group Inc (a)(b)                                   50,300                                          1,788,165
Baldwin & Lyons Inc                                         33,400                                            838,340
Bancinsurance Corp (a)                                         600                                              3,150
CNA Surety Corp (a)(b)                                      37,000                                            595,330
Donegal Group Inc                                           21,066                                            489,784
EMC Insurance Group Inc                                      9,800                                            210,994
Fpic Insurance Group Inc (a)                                18,100                                            674,225
Harleysville Group Inc                                      55,411                                          1,527,127
Infinity Property & Casualty Corp                           37,300                                          1,439,034
Investors Title Co                                             700                                             33,075
LandAmerica Financial Group Inc                             32,700                                          2,157,546
Meadowbrook Insurance Group Inc (a)                         84,000                                            486,360
Merchants Group Inc                                          1,500                                             44,850
Midland Co/The                                              16,000                                            596,800
NYMAGIC Inc                                                  8,700                                            223,851
Ohio Casualty Corp                                               1                                                 30
PMA Capital Corp (a)(b)                                     57,100                                            530,459
RTW Inc (a)                                                 18,600                                            184,700
SCPIE Holdings Inc (a)                                       9,300                                            220,689
SeaBright Insurance Holdings Inc (a)(b)                     12,500                                            204,875
Selective Insurance Group                                   19,400                                          1,125,200
Stewart Information Services Corp                           31,200                                          1,667,640
Unico American Corp (a)                                     15,500                                            145,700
United America Indemnity Ltd (a)                             2,404                                             50,845
                                                                                                  --------------------
                                                                                                           16,142,015
                                                                                                  --------------------
Publicly Traded Investment Fund (0.21%)
iShares Russell 2000 Value Index Fund                        9,400                                            668,998
                                                                                                  --------------------

Quarrying (0.04%)
Birch Mountain Resources Ltd (a)                            18,125                                            130,500
                                                                                                  --------------------

Racetracks (0.06%)
Dover Motorsports Inc                                       30,700                                            188,498
                                                                                                  --------------------

Radio (1.15%)
Citadel Broadcasting Corp                                   76,300                                            938,490
Cumulus Media Inc (a)(b)                                   109,027                                          1,440,247
Radio One Inc - Class A (a)                                 58,090                                            632,019
Radio One Inc - Class D (a)                                 44,200                                            484,432
Regent Communications Inc (a)                                8,500                                             42,245
Spanish Broadcasting System (a)(b)                          31,048                                            175,732
                                                                                                  --------------------
                                                                                                            3,713,165
                                                                                                  --------------------
Real Estate Magagement & Services (0.06%)
CB Richard Ellis Group Inc (a)                               2,975                                            187,782
                                                                                                  --------------------

Real Estate Operator & Developer (0.10%)
Avatar Holdings Inc (a)(b)                                   1,700                                             97,155
California Coastal Communities Inc (a)                       5,100                                            200,583
Stratus Properties Inc (a)                                     600                                             13,800
                                                                                                  --------------------
                                                                                                              311,538
                                                                                                  --------------------
Recreational Centers (0.09%)
Bally Total Fitness Holding Corp (a)(b)                     35,000                                            275,800
                                                                                                  --------------------

REITS - Healthcare (0.08%)
Healthcare Realty Trust Inc                                  7,475                                            261,924
                                                                                                  --------------------

REITS - Hotels (0.14%)
Ashford Hospitality Trust Inc                               18,725                                            229,194
Highland Hospitality Corp                                   19,200                                            231,552
                                                                                                  --------------------
                                                                                                              460,746
                                                                                                  --------------------

REITS - Mortgage (0.11%)
MFA Mortgage Investments Inc                                31,975                                            207,198
Redwood Trust Inc                                            3,750                                            162,938
                                                                                                  --------------------
                                                                                                              370,136
                                                                                                  --------------------
Rental - Auto & Equipment (0.84%)
Dollar Thrifty Automotive Group (a)                         54,975                                          2,085,202
Electro Rent Corp (a)                                       19,800                                            336,006
Mcgrath Rentcorp                                             9,650                                            313,239
Rent-Way Inc (a)                                               100                                                681
                                                                                                  --------------------
                                                                                                            2,735,128
                                                                                                  --------------------
Research & Development (0.28%)
Albany Molecular Research Inc (a)                           67,600                                            767,936
Discovery Partners International Inc (a)                    55,600                                            135,108
                                                                                                  --------------------
                                                                                                              903,044
                                                                                                  --------------------
Resorts & Theme Parks (0.80%)
Bluegreen Corp (a)(b)                                       33,200                                            535,184
ILX Resorts Inc                                              8,000                                             80,720
Six Flags Inc (a)(b)                                       170,300                                          1,977,183
                                                                                                  --------------------
                                                                                                            2,593,087
                                                                                                  --------------------
Respiratory Products (0.01%)
Allied Healthcare Products (a)                               6,400                                             35,776
                                                                                                  --------------------

Retail - Apparel & Shoe (1.01%)
Brown Shoe Co Inc                                            3,900                                            175,578
Charming Shoppes Inc (a)(b)                                187,600                                          2,281,216
dELiA*s Inc (a)(b)                                           8,811                                             81,942
Mothers Work Inc (a)(b)                                      9,100                                            133,770
Shoe Carnival Inc (a)(b)                                     4,900                                            117,306
Stage Stores Inc                                            12,500                                            371,125
Syms Corp                                                    6,300                                             97,461
United Retail Group Inc (a)                                    100                                              1,549
                                                                                                  --------------------
                                                                                                            3,259,947
                                                                                                  --------------------
Retail - Auto Parts (0.49%)
Coast Distribution System/CA                                 2,900                                             21,199
PEP Boys-Manny Moe & Jack (b)                              100,100                                          1,561,560
                                                                                                  --------------------
                                                                                                            1,582,759
                                                                                                  --------------------
Retail - Automobile (2.23%)
Group 1 Automotive Inc                                      43,500                                          1,499,880
Lithia Motors Inc (b)                                       27,600                                            839,868
Rush Enterprises Inc (a)                                    18,200                                            307,580
Sonic Automotive Inc (b)                                    53,900                                          1,268,267
United Auto Group Inc (b)                                   86,250                                          3,303,375
                                                                                                  --------------------
                                                                                                            7,218,970
                                                                                                  --------------------
Retail - Bedding (0.69%)
Linens 'n Things Inc (a)                                    81,400                                          2,247,454
                                                                                                  --------------------

Retail - Bookstore (0.04%)
Books-A-Million Inc                                         11,185                                            128,068
                                                                                                  --------------------

Retail - Computer Equipment (0.53%)
GTSI Corp (a)                                                7,478                                             53,991
Insight Enterprises Inc (a)                                 55,159                                          1,153,375
PC Connection Inc (a)                                       44,300                                            252,953
PC Mall Inc (a)                                             16,800                                             93,408
Systemax Inc (a)                                            23,000                                            166,520
                                                                                                  --------------------
                                                                                                            1,720,247
                                                                                                  --------------------

Retail - Consumer Electronics (0.10%)
Rex Stores Corp (a)                                            400                                              6,616
Tweeter Home Entertainment Group Inc (a)(b)                 36,650                                            301,263
                                                                                                  --------------------
                                                                                                              307,879
                                                                                                  --------------------
Retail - Discount (0.90%)
Big Lots Inc (a)(b)                                        205,700                                          2,750,209
Duckwall-ALCO Stores Inc (a)                                 6,900                                            179,400
                                                                                                  --------------------
                                                                                                            2,929,609
                                                                                                  --------------------
Retail - Fabric Store (0.19%)
Hancock Fabrics Inc /DE (b)                                 13,500                                             61,560
Jo-Ann Stores Inc (a)(b)                                    41,500                                            544,895
                                                                                                  --------------------
                                                                                                              606,455
                                                                                                  --------------------
Retail - Hair Salons (0.09%)
Regis Corp                                                   7,475                                            289,656
                                                                                                  --------------------

Retail - Home Furnishings (0.06%)
Bombay Co Inc/The (a)(b)                                     8,100                                             26,406
Haverty Furniture Cos Inc                                   11,200                                            166,432
                                                                                                  --------------------
                                                                                                              192,838
                                                                                                  --------------------
Retail - Hypermarkets (0.06%)
Smart & Final Inc (a)                                       14,500                                            197,200
                                                                                                  --------------------

Retail - Jewelry (0.21%)
Finlay Enterprises Inc (a)                                  16,200                                            147,582
Lazare Kaplan International Inc (a)                         12,200                                            108,336
Movado Group Inc                                            21,500                                            406,135
Whitehall Jewellers Inc (a)(b)                              15,100                                             22,197
                                                                                                  --------------------
                                                                                                              684,250
                                                                                                  --------------------
Retail - Leisure Products (0.15%)
West Marine Inc (a)(b)                                      37,600                                            488,800
                                                                                                  --------------------

Retail - Mail Order (0.09%)
Blair Corp                                                     514                                             21,367
Sharper Image Corp (a)(b)                                   28,300                                            255,266
                                                                                                  --------------------
                                                                                                              276,633
                                                                                                  --------------------
Retail - Miscellaneous/Diversified (0.06%)
Hastings Entertainment Inc (a)                               1,300                                              6,955
Pricesmart Inc (a)(b)                                       22,455                                            182,335
                                                                                                  --------------------
                                                                                                              189,290
                                                                                                  --------------------
Retail - Music Store (0.00%)
Trans World Entertainment (a)                                1,700                                              8,908
                                                                                                  --------------------

Retail - Pawn Shops (0.08%)
Cash America International Inc                               9,400                                            249,006
                                                                                                  --------------------

Retail - Regional Department Store (0.22%)
Bon-Ton Stores Inc/The                                      23,700                                            499,359
Gottschalks Inc (a)(b)                                      23,300                                            227,408
                                                                                                  --------------------
                                                                                                              726,767
                                                                                                  --------------------
Retail - Restaurants (1.00%)
Bob Evans Farms Inc                                         69,400                                          1,852,980
Buca Inc (a)                                                 4,200                                             25,158
Champps Entertainment Inc (a)                                8,575                                             66,027
Frisch's Restaurants Inc                                       800                                             18,360
J Alexander's Corp                                           4,900                                             39,249
Landry's Restaurants Inc (b)                                 4,900                                            150,136

Lone Star Steakhouse & Saloon Inc                              200                                              5,418
O'Charleys Inc (a)                                          18,000                                            311,580
Ryan's Restaurant Group Inc (a)                             28,967                                            378,599
Smith & Wollensky Restaurant Group Inc (a)                  16,900                                             87,035
Triarc Cos Inc                                              19,325                                            320,022
                                                                                                  --------------------
                                                                                                            3,254,564
                                                                                                  --------------------
Retail - Sporting Goods (0.20%)
Sport Chalet Inc - A Shares (a)                              5,600                                             43,400
Sport Chalet Inc - B Shares (a)                                800                                              6,160
Sports Authority Inc/The (a)(b)                             16,200                                            594,864
                                                                                                  --------------------
                                                                                                              644,424
                                                                                                  --------------------
Retail - Vitamins & Nutritional Suppliments (0.00%)
AMS Health Sciences Inc (a)                                    100                                                 67
                                                                                                  --------------------

Retirement & Aged Care (0.07%)
Capital Senior Living Corp (a)                              13,200                                            138,468
Five Star Quality Care Inc (a)                              11,000                                             94,050
                                                                                                  --------------------
                                                                                                              232,518
                                                                                                  --------------------
Rubber - Tires (0.71%)
Bandag Inc                                                   8,500                                            379,270
Cooper Tire & Rubber Co                                    127,200                                          1,906,728
                                                                                                  --------------------
                                                                                                            2,285,998
                                                                                                  --------------------
Rubber & Plastic Products (0.14%)
Myers Industries Inc                                        28,210                                            423,150
Summa Industries                                             4,900                                             37,191
                                                                                                  --------------------
                                                                                                              460,341
                                                                                                  --------------------
Savings & Loans - Thrifts (3.60%)
Ameriana Bancorp                                             3,000                                             37,500
Bankunited Financial Corp                                   20,348                                            571,779
Beverly Hills Bancorp Inc                                   20,480                                            218,112
Brookline Bancorp Inc                                       62,200                                            932,378
Camco Financial Corp                                        10,400                                            145,704
CFS Bancorp Inc                                             11,500                                            171,005
Citizens South Banking Corp                                 12,800                                            156,288
Cooperative Bankshares Inc (b)                                 900                                             18,558
EFC Bancorp Inc                                                300                                             10,395
First Defiance Financial Corp                                7,600                                            205,352
First Federal Bancshares of Arkansas Inc                       500                                             12,700
First Keystone Financial Inc                                   100                                              2,000
First Pactrust Bancorp Inc                                     200                                              5,400
First Place Financial Corp/OH                               22,544                                            541,958
FirstBank NW Corp                                            5,100                                            167,076
FirstFed Financial Corp (a)(b)                              18,600                                          1,166,220
Flagstar Bancorp Inc (b)                                    43,500                                            660,330
HF Financial Corp                                            6,300                                            123,165
HMN Financial Inc                                              200                                              6,400
ITLA Capital Corp (a)                                       10,100                                            470,660
KNBT Bancorp Inc                                            28,600                                            457,600
LSB Corp                                                     5,300                                             90,737
MAF Bancorp Inc                                             33,455                                          1,438,230
MASSBANK Corp                                                1,367                                             44,428
Meta Financial Group Inc                                     3,600                                             76,032
MFB Corp                                                       600                                             17,400
Pacific Premier Bancorp Inc (a)                              9,200                                            111,320
Parkvale Financial Corp                                      3,700                                            103,230
Partners Trust Financial Group Inc                          63,849                                            753,418
Pocahontas Bancorp Inc                                       2,000                                             25,700
Provident Financial Holdings Inc                             1,400                                             40,418
Provident Financial Services Inc                            74,400                                          1,361,520
Riverview Bancorp Inc                                        7,700                                            189,035
Sound Federal Bancorp Inc                                    4,315                                             81,726
Sterling Financial Corp/WA                                  15,400                                            431,508
TF Financial Corp                                            1,300                                             36,855
TierOne Corp                                                11,922                                            387,584
Timberland Bancorp Inc/WA                                    2,100                                             51,240
United Community Financial Corp/OH                          26,560                                            341,030
                                                                                                  --------------------
                                                                                                           11,661,991
                                                                                                  --------------------
Schools (0.07%)
New Horizons Worldwide Inc (a)                                 700                                                483
Strayer Education Inc                                        2,550                                            225,828
                                                                                                  --------------------
                                                                                                              226,311
                                                                                                  --------------------
Semiconductor Component - Integrated Circuits (0.93%)
Anadigics Inc (a)(b)                                            84                                                558
Atmel Corp (a)                                             110,400                                            436,080
Catalyst Semiconductor Inc (a)                              14,400                                             71,712
Exar Corp (a)                                               31,445                                            423,564
Hifn Inc (a)                                                 9,300                                             68,820
Pericom Semiconductor Corp (a)                              47,700                                            462,690
Sipex Corp (a)                                               2,400                                              6,000
Standard Microsystems Corp (a)                                  31                                              1,068
Triquint Semiconductor Inc (a)                             108,170                                            527,869
Vitesse Semiconductor Corp (a)(b)                          393,900                                          1,024,140
                                                                                                  --------------------
                                                                                                            3,022,501
                                                                                                  --------------------
Semiconductor Equipment (1.70%)
Aetrium Inc (a)                                              1,400                                              6,706
Amtech Systems Inc (a)                                         600                                              5,610
ATMI Inc (a)                                                 5,100                                            171,360
Axcelis Technologies Inc (a)                                66,176                                            418,232
Credence Systems Corp (a)                                  181,400                                          1,587,250
Electroglas Inc (a)                                         39,400                                            165,480
FSI International Inc (a)                                   26,814                                            148,550
Intest Corp (a)                                              1,290                                              4,850
MKS Instruments Inc (a)                                    101,900                                          2,216,325
Nanometrics Inc (a)                                         22,700                                            338,230
Photronics Inc (a)                                          15,800                                            285,032
Rudolph Technologies Inc (a)                                11,185                                            171,019
                                                                                                  --------------------
                                                                                                            5,518,644
                                                                                                  --------------------
Shipbuilding (0.06%)
Todd Shipyards Corp                                          6,400                                            192,000
                                                                                                  --------------------

Software Tools (0.17%)
Borland Software Corp (a)(b)                                84,326                                            547,276
                                                                                                  --------------------

Steel - Producers (2.40%)
Carpenter Technology Corp                                    9,411                                            852,260
Chaparral Steel Co (a)                                      40,600                                          1,666,630
Olympic Steel Inc (b)                                        4,200                                            129,486
Roanoke Electric Steel Corp                                  9,075                                            256,278
Ryerson Inc (b)                                             80,700                                          2,492,016
Schnitzer Steel Industries Inc (b)                          15,500                                            518,320
Shiloh Industries Inc (a)                                   20,153                                            294,435
Steel Dynamics Inc                                          16,200                                            752,004
Steel Technologies Inc                                      28,100                                            817,991
                                                                                                  --------------------
                                                                                                            7,779,420
                                                                                                  --------------------

Steel - Specialty (0.07%)
Material Sciences Corp (a)                                   4,100                                             56,990
Universal Stainless & Alloy (a)                              8,350                                            159,568
                                                                                                  --------------------
                                                                                                              216,558
                                                                                                  --------------------
Steel Pipe & Tube (0.03%)
Northwest Pipe Co (a)                                        3,200                                             91,424
Omega Flex Inc (a)                                             125                                              2,204
Webco Industries Inc (a)                                       110                                              7,425
                                                                                                  --------------------
                                                                                                              101,053
                                                                                                  --------------------
Sugar (0.13%)
Imperial Sugar Co                                           18,700                                            431,222
                                                                                                  --------------------

Telecommunication Equipment (0.48%)
Anaren Inc (a)                                              11,900                                            208,012
Applied Innovation Inc (a)                                  25,300                                             92,851
Channell Commercial Corp (a)                                 1,300                                              5,005
Communications Systems Inc                                   7,600                                             87,020
Ditech Communications Corp (a)                              28,500                                            259,635
Network Equipment Technologies Inc (a)                      44,900                                            188,131
Preformed Line Products Co                                     500                                             21,695
Sonus Networks Inc (a)                                       7,450                                             34,866
Sunrise Telecom Inc                                         88,800                                            142,080
Tekelec (a)                                                 14,275                                            223,404
Tollgrade Communications Inc (a)                            23,500                                            274,010
Wireless Telecom Group Inc                                   4,400                                             11,660
XETA Technologies Inc (a)                                    8,425                                             19,293
                                                                                                  --------------------
                                                                                                            1,567,662
                                                                                                  --------------------
Telecommunication Equipment - Fiber Optics (1.17%)
APA Enterprises Inc (a)                                      2,500                                              3,225
C-COR Inc (a)                                               75,100                                            479,889
Ciena Corp (a)                                              37,600                                            150,400
Newport Corp (a)                                            36,235                                            614,908
Optical Cable Corp (a)                                       6,300                                             32,193
Optical Communication Products Inc (a)                       3,500                                             10,360
Sycamore Networks Inc (a)                                  502,000                                          2,484,900
                                                                                                  --------------------
                                                                                                            3,775,875
                                                                                                  --------------------
Telecommunication Services (0.39%)
LCC International Inc (a)                                   36,600                                             89,304
Lightbridge Inc (a)                                         47,800                                            466,050
RCN Corp (a)(b)                                             28,900                                            708,050
                                                                                                  --------------------
                                                                                                            1,263,404
                                                                                                  --------------------
Telephone - Integrated (1.19%)
Broadwing Corp (a)(b)                                       59,433                                            525,982
CT Communications Inc                                       33,700                                            461,016
D&E Communications Inc                                       9,507                                             97,067
Hector Communications Corp                                   4,200                                            122,010
IDT Corp (a)(b)                                              3,300                                             40,326
IDT Corp (a)(b)                                            114,300                                          1,411,605
SureWest Communications                                     26,200                                            733,338
Talk America Holdings Inc (a)(b)                            48,800                                            469,456
                                                                                                  --------------------
                                                                                                            3,860,800
                                                                                                  --------------------
Television (0.40%)
Acme Communications Inc (a)                                  3,500                                             12,775
Liberty Corp                                                16,600                                            786,176
Lin TV Corp (a)(b)                                          49,400                                            505,362
                                                                                                  --------------------
                                                                                                            1,304,313
                                                                                                  --------------------

Textile - Apparel (0.13%)
Perry Ellis International Inc (a)(b)                        17,000                                            345,270
Tag-It Pacific Inc (a)                                       4,300                                              2,451
Unifi Inc (a)                                               26,200                                             83,054
                                                                                                  --------------------
                                                                                                              430,775
                                                                                                  --------------------
Textile - Home Furnishings (0.01%)
Decorator Industries Inc                                     1,300                                             10,855
Quaker Fabric Corp (a)(b)                                   11,600                                             29,696
                                                                                                  --------------------
                                                                                                               40,551
                                                                                                  --------------------
Textile - Products (0.04%)
Culp Inc (a)                                                   100                                                461
Dixie Group Inc (a)                                          9,400                                            122,200
                                                                                                  --------------------
                                                                                                              122,661
                                                                                                  --------------------
Therapeutics (0.07%)
Neurogen Corp (a)                                            7,496                                             53,372
Theragenics Corp (a)                                        49,800                                            183,264
                                                                                                  --------------------
                                                                                                              236,636
                                                                                                  --------------------
Tobacco (0.71%)
Alliance One International Inc                              23,600                                            105,256
Universal Corp/Richmond VA (b)                              46,100                                          2,178,225
                                                                                                  --------------------
                                                                                                            2,283,481
                                                                                                  --------------------
Tools - Hand Held (0.00%)
QEP Co Inc (a)                                                 400                                              4,248
                                                                                                  --------------------

Toys (0.33%)
Jakks Pacific Inc (a)(b)                                    47,300                                          1,074,183
                                                                                                  --------------------

Transport - Air Freight (0.00%)
AirNet Systems Inc (a)                                       1,300                                              4,472
                                                                                                  --------------------

Transport - Equipment & Leasing (0.20%)
Amerco Inc (a)                                               3,800                                            307,914
GATX Corp                                                    1,900                                             75,449
Interpool Inc                                               11,300                                            225,887
Willis Lease Finance Corp (a)                                5,400                                             50,274
                                                                                                  --------------------
                                                                                                              659,524
                                                                                                  --------------------
Transport - Marine (0.14%)
Arlington Tankers Ltd                                       14,250                                            319,200
International Shipholding Corp (a)                           8,700                                            137,199
                                                                                                  --------------------
                                                                                                              456,399
                                                                                                  --------------------
Transport - Rail (0.59%)
Genesee & Wyoming Inc (a)                                   12,025                                            468,975
Kansas City Southern (a)(b)                                 24,200                                            628,716
Providence and Worcester Railroad Co                         3,600                                             56,232
RailAmerica Inc (a)                                         75,700                                            745,645
                                                                                                  --------------------
                                                                                                            1,899,568
                                                                                                  --------------------
Transport - Services (0.46%)
Offshore Logistics Inc (a)                                  41,900                                          1,504,210
                                                                                                  --------------------

Transport - Truck (0.28%)
Covenant Transport Inc (a)                                     600                                              9,156
Landstar System Inc                                          5,650                                            238,995
Marten Transport Ltd (a)                                     3,350                                             74,437
PAM Transportation Services (a)                             14,700                                            281,505
Patriot Transportation Holding Inc (a)                         300                                             19,062
SCS Transportation Inc (a)                                   7,093                                            189,951

Transport Corp Of America (a)                                9,000                                             88,470
                                                                                                  --------------------
                                                                                                              901,576
                                                                                                  --------------------
Travel Services (0.18%)
Ambassadors International Inc                               11,949                                            204,925
Navigant International Inc (a)(b)                            3,100                                             34,968
Pegasus Solutions Inc (a)                                   37,300                                            333,835
                                                                                                  --------------------
                                                                                                              573,728
                                                                                                  --------------------
Vitamins & Nutrition Products (0.10%)
Natrol Inc (a)                                               7,900                                             14,299
Omega Protein Corp (a)                                      46,300                                            309,747
                                                                                                  --------------------
                                                                                                              324,046
                                                                                                  --------------------
Water (0.24%)
Pico Holdings Inc (a)                                       22,300                                            788,751
                                                                                                  --------------------

Web Hosting & Design (0.04%)
Globix Corp (a)                                             27,800                                             47,260
Interland Inc (a)                                           17,208                                             76,920
                                                                                                  --------------------
                                                                                                              124,180
                                                                                                  --------------------
Wire & Cable Products (0.27%)
Belden CDT Inc                                              32,500                                            880,750
                                                                                                  --------------------

Wireless Equipment (0.28%)
CalAmp Corp (a)                                             40,700                                            434,676
Carrier Access Corp (a)                                      3,800                                             17,936
EMS Technologies Inc (a)                                    20,132                                            345,868
Remec Inc                                                   19,322                                             24,925
Telular Corp (a)(b)                                          6,000                                             19,680
Tessco Technologies Inc (a)                                  3,200                                             56,512
                                                                                                  --------------------
                                                                                                              899,597
                                                                                                  --------------------
TOTAL COMMON STOCKS                                                                              $        319,747,565
                                                                                                  --------------------
                                                         Principal
                                                          Amount                                         Value
                                                         -------------------------------------------------------------
REPURCHASE AGREEMENTS (16.56%)
Morgan Stanley; 4.39%;
dated 1/31/2006 maturing 2/1/2006                       53,642,541                                        53,636,000
(collateralized by Federal Home Loan Bank ARM;
$54,845,508; 12/1/2035)  (d)
                                                                                                  --------------------

TOTAL REPURCHASE AGREEMENTS                                                                      $         53,636,000
                                                                                                  --------------------
Total Investments                                                                                $        373,383,565
Liabilities in Excess of Other Assets, Net - (15.26)%                                                    (49,437,046)
                                                                                                  --------------------
TOTAL NET ASSETS - 100.00%                                                                       $        323,946,519
                                                                                                  ====================
                                                                                                  --------------------

                                                                                                  ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, there was no value to this security.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $         53,413,275
Unrealized Depreciation                                         (12,677,749)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        40,735,526
Cost for federal income tax purposes                             332,648,039


Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Financial                                                             34.66%
Consumer, Cyclical                                                    19.55%
Industrial                                                            13.64%
Consumer, Non-cyclical                                                13.52%
Communications                                                        11.25%
Technology                                                            10.22%
Basic Materials                                                        8.32%
Energy                                                                 2.93%
Utilities                                                              0.62%
Diversified                                                            0.34%
Funds                                                                  0.21%
Liabilities in Excess of Other Assets, Net                         (-15.26%)
                                                         --------------------
TOTAL NET ASSETS                                                     100.00%
                                                         ====================


Schedule of Investments
January 31, 2006 (unaudited)
Preferred Securities Fund
                                                                  Shares
                                                                   Held                      Value
                                                           -----------------------------------------------
PREFERRED STOCKS (65.83%)
Cellular Telecommunications (0.36%)
US Cellular Corp                                                         64,800       $         1,577,880
                                                                                       -------------------

Commercial Banks (4.85%)
ASBC Capital I                                                           19,000                   490,200
Banco Santander Central Hispano SA                                       80,000                 2,027,200
Banco Totta & Acores Finance                                             44,930                 1,134,483
BancorpSouth Capital Trust I                                             45,400                 1,173,590
Banesto Holdings (a)                                                     11,000                   345,125
Banknorth Capital Trust II                                               31,600                   815,912
Chittenden Capital Trust I                                               36,600                   948,306
Compass Capital III                                                      61,100                 1,567,215
HSBC Holdings PLC                                                        36,200                   901,018
Lincoln National Capital V                                               26,900                   688,102
Lincoln National Capital VI                                             124,537                 3,166,976
National Commerce Capital Trust II                                       38,100                   976,503
Provident Financial Group Inc                                            48,300                 1,272,406
Royal Bank of Scotland Group PLC - Series K                               3,000                    76,500
Royal Bank of Scotland Group PLC - Series L                              20,000                   476,800
Royal Bank of Scotland Group PLC - Series M                              55,555                 1,416,652
Royal Bank of Scotland Group PLC - Series N                             149,632                 3,812,623
                                                                                       -------------------
                                                                                               21,289,611
                                                                                       -------------------
Diversified Financial Services (2.85%)
Citigroup Capital IX                                                     39,000                   962,910
Citigroup Capital VII                                                    45,500                 1,162,525
Citigroup Capital VIII                                                  200,509                 5,088,918
Citigroup Capital X                                                       1,900                    47,481
Citigroup Capital XI                                                     90,000                 2,239,200
General Electric Capital Corp  5.875%                                    87,996                 2,200,780
General Electric Capital Corp  6.100%                                     8,100                   204,525
Household Capital Trust VII                                              23,800                   615,230
                                                                                       -------------------
                                                                                               12,521,569
                                                                                       -------------------
Electric - Integrated (1.74%)
Consolidated Edison Co of New York                                        4,600                   116,564
Consolidated Edison Inc                                                   3,000                    78,420
Dominion Resources Inc/VA                                                 6,455                   333,788
Dte Energy Trust I                                                       18,800                   477,520
Energy East Capital Trust I                                              13,500                   341,550
Entergy Arkansas Inc                                                      2,400                    60,408
Entergy Louisiana Inc                                                    56,900                 1,454,933
Entergy Mississippi Inc                                                  43,200                 1,116,452
Georgia Power Co  5.70%                                                  11,400                   283,746
Georgia Power Co  5.75%                                                   6,400                   151,168
Georgia Power Co  5.90%                                                  64,200                 1,556,850
Georgia Power Co  6.00%                                                   2,900                    72,500
Gulf Power Capital Trust III                                              1,500                    38,325
Mississippi Power Co                                                     40,000                   974,000
Northern States Power-Minnesota                                          13,200                   343,200
Virginia Power Capital Trust II                                           9,900                   251,361
                                                                                       -------------------
                                                                                                7,650,785
                                                                                       -------------------

Fiduciary Banks (0.41%)
Bny Capital V                                                            74,300                 1,801,032
                                                                                       -------------------

Finance - Commercial (0.72%)
CIT Group Inc                                                           120,000                 3,163,200
                                                                                       -------------------

Finance - Consumer Loans (1.48%)
HSBC Finance Corp  6.000%                                                70,350                 1,720,057
HSBC Finance Corp  6.875%                                               117,710                 3,009,845
SLM Corp                                                                 73,400                 1,780,684
                                                                                       -------------------
                                                                                                6,510,586
                                                                                       -------------------
Finance - Investment Banker & Broker (4.07%)
JP Morgan Chase Capital X                                                69,600                 1,782,456
JP Morgan Chase Capital XI                                               20,423                   489,744
JP Morgan Chase Capital XII                                              63,750                 1,569,525
Lehman Brothers Holdings Capital Trust III                               47,400                 1,188,318
Lehman Brothers Holdings Capital Trust IV                                11,200                   277,424
Lehman Brothers Holdings Capital Trust V                                  2,000                    48,720
Lehman Brothers Holdings Capital Trust VI                                83,557                 2,049,653
Lehman Brothers Holdings Inc                                             58,500                 1,548,495
Merrill Lynch Preferred Capital Trust III                                16,400                   421,152
Merrill Lynch Preferred Capital Trust IV                                 44,400                 1,145,964
Merrill Lynch Preferred Capital Trust V                                 116,194                 3,038,473
Morgan Stanley Capital Trust IV                                          20,600                   506,554
Morgan Stanley Capital Trust V                                           26,500                   611,620
St Paul Capital Trust I                                                 126,100                 3,204,201
                                                                                       -------------------
                                                                                               17,882,299
                                                                                       -------------------
Finance - Mortgage Loan/Banker (0.73%)
Countrywide Financial Corp                                              128,300                 3,208,783
                                                                                       -------------------

Finance - Other Services (2.41%)
ABN AMRO Capital Funding Trust V                                        115,000                 2,801,400
ABN AMRO Capital Funding Trust VI                                        12,352                   311,270
ABN AMRO Capital Funding Trust VII                                      150,000                 3,709,500
BBVA Preferred Capital Ltd                                              112,100                 2,852,945
National Rural Utilities Cooperative Finance Corp  6.100%                 2,600                    63,336
National Rural Utilities Cooperative Finance Corp  7.400%                22,600                   570,876
National Rural Utilities Cooperative Finance Corp  7.625%                11,400                   289,560
                                                                                       -------------------
                                                                                               10,598,887
                                                                                       -------------------
Financial Guarantee Insurance (1.19%)
AMBAC Financial Group Inc  5.875%                                        57,000                 1,385,100
AMBAC Financial Group Inc  5.950%                                        47,300                 1,152,228
AMBAC Financial Group Inc  7.000%                                         1,500                    38,025
Financial Security Assurance Holdings Ltd  5.600%                         3,800                    90,136
Financial Security Assurance Holdings Ltd  6.250%                        64,325                 1,604,909
Financial Security Assurance Holdings Ltd  6.875%                         8,200                   207,788
PMI Group Inc/The                                                        29,000                   731,380
                                                                                       -------------------
                                                                                                5,209,566
                                                                                       -------------------
Gas - Distribution (0.13%)
AGL Capital Trust II                                                     22,400                   564,480
                                                                                       -------------------

Life & Health Insurance (1.33%)
Delphi Financial Group                                                   32,500                   842,725
Hartford Life Capital II                                                 38,000                   954,940
PLC Capital Trust IV                                                     33,800                   865,280
PLC Capital Trust V                                                      17,400                   423,516
Prudential PLC                                                           90,900                 2,338,857

Torchmark Capital Trust I                                                15,900                   403,542
                                                                                       -------------------
                                                                                                5,828,860
                                                                                       -------------------
Money Center Banks (0.75%)
Fleet Capital Trust IX                                                    4,600                   112,976
JPMChase Capital XVI                                                    126,150                 3,180,242
                                                                                       -------------------
                                                                                                3,293,218
                                                                                       -------------------
Mortgage Banks (1.77%)
Abbey National PLC  7.250%                                               32,600                   818,912
Abbey National PLC  7.375%                                               40,400                 1,049,996
Abbey National PLC - Series B 7.375%                                    226,100                 5,896,688
                                                                                       -------------------
                                                                                                7,765,596
                                                                                       -------------------
Multi-line Insurance (6.90%)
ACE Ltd                                                                 120,000                 3,153,600
Aegon NV                                                                320,500                 8,092,625
Hartford Capital III                                                     72,000                 1,828,080
ING Groep NV 7.05%                                                      206,238                 5,310,629
ING Groep NV 7.20%                                                      173,100                 4,504,062
Metlife Inc  5.875%                                                      42,100                 1,037,344
Metlife Inc  6.500%                                                     116,400                 3,055,500
XL Capital Ltd  6.500%                                                   98,300                 2,189,141
XL Capital Ltd  7.625%                                                   43,700                 1,123,090
                                                                                       -------------------
                                                                                               30,294,071
                                                                                       -------------------
Multimedia (0.16%)
Walt Disney Co                                                           28,500                   718,770
                                                                                       -------------------

Oil Company - Exploration & Production (0.41%)
Nexen Inc                                                                70,000                 1,795,500
                                                                                       -------------------

Pipelines (0.61%)
Dominion CNG Capital Trust I                                             86,600                 2,186,650
TransCanada Pipelines Ltd                                                19,200                   492,864
                                                                                       -------------------
                                                                                                2,679,514
                                                                                       -------------------
Property & Casualty Insurance (1.65%)
Arch Capital Group Ltd (b)                                               87,800                 2,249,875
Berkley W R Capital Trust                                               205,700                 4,998,510
                                                                                       -------------------
                                                                                                7,248,385
                                                                                       -------------------
Regional Banks (8.83%)
BAC Capital Trust I                                                      53,000                 1,353,090
BAC Capital Trust II                                                    183,500                 4,633,375
BAC Capital Trust III                                                    16,900                   438,048
BAC Capital Trust IV                                                      5,100                   123,675
BAC Capital Trust VIII                                                    8,100                   199,746
Bank One Capital VI                                                      43,300                 1,097,222
Comerica Capital Trust I                                                  1,200                    30,456
Fleet Capital Trust VII                                                  48,100                 1,221,740
Fleet Capital Trust VIII                                                 16,600                   424,130
PNC Capital Trust D                                                     111,200                 2,728,848
SunTrust Capital IV                                                      35,500                   905,960
SunTrust Capital V                                                       16,100                   409,423
Union Planter Preferred Funding Corp (a)(b)                                  10                 1,111,875
US Bancorp Capital III                                                   50,400                 1,269,576
USB Capital IV                                                           74,500                 1,881,125
USB Capital V                                                            22,800                   582,084
USB Capital VI                                                          105,900                 2,479,119
USB Capital VII                                                          50,000                 1,194,500
Wachovia Corp                                                           346,600                 9,566,160
Wells Fargo Capital IV                                                   72,200                 1,839,656

Wells Fargo Capital IX                                                   93,300                 2,190,684
Wells Fargo Capital V                                                    11,900                   304,045
Wells Fargo Capital VI                                                    2,000                    51,120
Wells Fargo Capital VII                                                 103,400                 2,522,960
Wells Fargo Capital VIII                                                 10,300                   242,153
                                                                                       -------------------
                                                                                               38,800,770
                                                                                       -------------------
Reinsurance (3.45%)
Everest Re Capital Trust II                                             109,100                 2,500,572
Everest Re Capital Trust                                                160,600                 4,127,420
Partner Re Capital Trust I                                               25,500                   650,760
PartnerRe Ltd - Series C                                                 56,900                 1,415,103
PartnerRe Ltd - Series D                                                155,066                 3,715,381
RenaissanceRe Holdings Ltd - Series A                                    35,500                   905,250
RenaissanceRe Holdings Ltd - Series B                                    35,800                   911,110
RenaissanceRe Holdings Ltd - Series C                                    43,500                   952,650
                                                                                       -------------------
                                                                                               15,178,246
                                                                                       -------------------
REITS - Apartments (0.49%)
AvalonBay Communities Inc                                                16,100                   437,759
BRE Properties Inc - Series B                                             6,800                   175,100
BRE Properties Inc - Series C                                            15,000                   370,500
BRE Properties Inc - Series D                                            13,376                   325,438
Equity Residential                                                       28,500                   737,865
United Dominion Realty Trust Inc                                          3,800                    99,408
                                                                                       -------------------
                                                                                                2,146,070
                                                                                       -------------------
REITS - Diversified (2.34%)
Duke Realty Corp - Series B                                              10,000                   502,188
Duke Realty Corp - Series I                                               2,600                    65,442
Duke Realty Corp - Series L                                              48,000                 1,178,400
Duke Realty Corp - Series M (b)                                         167,131                 4,173,060
PS Business Parks Inc - Series K                                          4,700                   121,466
PS Business Parks Inc - Series L                                          2,400                    61,560
Vornado Realty Trust - Series F                                          25,448                   626,530
Vornado Realty Trust - Series G                                          82,700                 2,022,015
Vornado Realty Trust - Series H                                          21,300                   520,359
Vornado Realty Trust - Series I                                          41,600                   992,160
                                                                                       -------------------
                                                                                               10,263,180
                                                                                       -------------------
REITS - Office Property (1.39%)
CarrAmerica Realty Corp                                                  90,000                 2,281,500
Equity Office Properties Trust                                           30,900                   794,748
HRPT Properties Trust - Series A                                         16,800                   420,000
HRPT Properties Trust - Series B                                        102,103                 2,613,837
                                                                                       -------------------
                                                                                                6,110,085
                                                                                       -------------------
REITS - Shopping Centers (3.83%)
Developers Diversified Realty Corp  7.375%                               17,000                   426,700
Developers Diversified Realty Corp  7.500%                                7,700                   194,502
Developers Diversified Realty Corp  8.000%                              128,700                 3,321,747
Developers Diversified Realty Corp  8.600%                                1,700                    44,319
Federal Realty Investment Trust                                          89,700                 2,291,835
Kimco Realty Corp                                                         3,500                    88,445
New Plan Excel Realty Trust - Series D                                   95,900                 4,899,895
New Plan Excel Realty Trust - Series E                                   48,100                 1,226,550
Regency Centers Corp  6.70%                                             129,400                 3,170,300
Regency Centers Corp  7.25%                                              35,800                   912,900
Regency Centers Corp  7.45%                                               6,500                   164,775
Weingarten Realty Investors                                               2,500                    64,900
                                                                                       -------------------
                                                                                               16,806,868
                                                                                       -------------------

REITS - Single Tenant (0.06%)
Realty Income Corp                                                       10,300                   264,195
                                                                                       -------------------

REITS - Storage (2.27%)
Public Storage Inc  6.180%                                                3,000                    68,610
Public Storage Inc  7.125%                                                3,100                    79,763
Public Storage Inc  7.500%                                               33,800                   859,196
Public Storage Inc  7.875%                                               63,500                 1,616,710
Public Storage Inc  8.000%                                               34,400                   875,136
Public Storage Inc - Series E; 6.750%                                    15,728                   391,313
Public Storage Inc - Series F; 6.450%                                    92,000                 2,185,000
Public Storage Inc - Series T; 7.625%                                    38,800                   997,548
Public Storage Inc - Series U; 7.625%                                    39,600                 1,007,820
Public Storage Inc - Series X; 6.450%                                    80,100                 1,902,375
                                                                                       -------------------
                                                                                                9,983,471
                                                                                       -------------------
REITS - Warehouse & Industrial (1.55%)
AMB Property Corp                                                        52,300                 1,283,965
First Industrial Realty Trust Inc (b)                                   123,100                 3,078,731
Prologis - Series F                                                       1,400                    35,168
Prologis - Series G                                                      94,900                 2,394,327
                                                                                       -------------------
                                                                                                6,792,191
                                                                                       -------------------
Sovereign Agency (0.20%)
Fannie Mae                                                                4,500                   198,703
Tennessee Valley Authority - Series A                                     2,300                    55,890
Tennessee Valley Authority - Series D                                    24,700                   607,867
                                                                                       -------------------
                                                                                                  862,460
                                                                                       -------------------
Special Purpose Entity (4.79%)
Corporate-Backed Trust Certificates - Series BER                          6,700                    68,541
Corporate-Backed Trust Certificates - Series BLS                         40,400                 1,034,644
Corporate-Backed Trust Certificates - Series BMY                         16,800                   422,520
Corporate-Backed Trust Certificates - Series CIT                         11,500                   308,344
Corporate-Backed Trust Certificates - Series DCX                         19,000                   440,990
Corporate-Backed Trust Certificates - Series GE                          15,900                   413,400
Corporate-Backed Trust Certificates - Series JPM                         18,200                   457,184
Corporate-Backed Trust Certificates - Series KEY                         18,400                   462,024
Corporate-Backed Trust Certificates - Series SO                          27,700                   695,270
Corporate-Backed Trust Certificates - Series VZ                          22,100                   573,219
Corporate-Backed Trust Certificates - Series WM                           2,000                    50,900
CORTS Trust for Allstate Financing Capital II                             2,300                    61,916
CORTS Trust for Bankamerica Institutional Capital                        12,500                   315,625
CORTS Trust for Bellsouth Telecommunication                              23,400                   591,552
CORTS Trust for Bristol Meyers Squibb                                     1,100                    27,533
CORTS Trust for Chrysler                                                 12,100                   292,215
CORTS Trust for First Union Institutional Capital I -
  Series II                                                              14,200                   356,846
CORTS Trust for First Union Institutional Capital I                       9,000                   245,250
CORTS Trust for Fleet Capital Trust II                                    5,500                   140,415
CORTS Trust for Goldman Sachs Capital I                                  12,900                   308,052
CORTS Trust for IBM - Series I                                            5,800                   146,450
CORTS Trust for IBM - Series II                                           1,500                    37,965
CORTS Trust for IBM - Series III                                          3,100                    78,566
CORTS Trust for IBM - Series IV                                           1,800                    46,404
CORTS Trust for Safeco Capital Trust I                                    1,900                    52,962
CORTS Trust for Safeco Capital Trust II                                  76,413                 2,075,377
CORTS Trust for Sherwin-Williams                                          2,700                    68,094
CORTS Trust for Verizon Global Fund - Series III                          2,700                    66,555
CORTS Trust for Verizon Global Funding                                   11,300                   289,845
CORTS Trust for WR Berkley Corp                                           2,000                    51,240
Morgan Stanley Capital Trust II                                          75,400                 1,900,080

Morgan Stanley Capital Trust VI (b)                                      80,100                 1,994,995
PreferredPlus Trust BLS-1                                                16,400                   415,248
PreferredPlus Trust Capital - Series MSD-1                               87,250                 2,237,090
PreferredPlus Trust GSC-3                                                 9,300                   221,898
Public Credit & Repackaged Securities Trust                              11,000                   277,420
SATURNS - Series BLS                                                     31,700                   795,987
SATURNS - Series CSFB; 6.25%                                              8,800                   218,504
SATURNS - Series CSFB; 7.00%                                             20,100                   507,726
SATURNS - Series GS; 5.75%                                               14,900                   344,190
SATURNS - Series GS; 6.00%                                                4,600                   108,790
SATURNS - Series IBM                                                      9,100                   230,685
SATURNS - Series SAFC Capital; 8.25%                                      1,900                    49,103
SATURNS - Series SAFC Debenture; 8.25%                                    7,900                   203,267
Trust Certificates Series 2001-2                                         10,800                   274,212
Trust Certificates Series 2001-3                                         21,300                   539,316
Trust Certificates Series 2001-4                                         21,600                   561,600
                                                                                       -------------------
                                                                                               21,060,009
                                                                                       -------------------
Telephone - Integrated (1.36%)
AT&T Inc                                                                 19,900                   505,460
Telephone & Data Systems Inc                                            107,101                 2,641,110
Verizon South Inc                                                         7,000                   175,980
Verizon/New England                                                     103,678                 2,659,341
                                                                                       -------------------
                                                                                                5,981,891
                                                                                       -------------------
Television (0.75%)
CBS Corp                                                                130,800                 3,309,240
                                                                                       -------------------
TOTAL PREFERRED STOCKS                                                                $       289,161,268
                                                                                       -------------------
                                                                Principal
                                                                  Amount                     Value
                                                           -----------------------------------------------
BONDS (28.45%)
Agricultural Operations (0.46%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (a)                                                 2,000,000                 2,015,640
                                                                                       -------------------

Commercial Banks (12.02%)
Banponce Trust I
8.33%, 2/ 1/2027                                                      2,000,000                 2,116,038
Barclays Bank PLC
6.28%, 12/15/2034                                                    11,000,000                10,990,100
BNP Paribas Capital Trust V
7.20%, 9/30/2049                                                      1,900,000                 1,935,568
BOI Capital Funding No. 3
6.11%, 2/ 4/2016 (a)(c)(d)                                            6,000,000                 6,063,300
CBA Capital Trust I
5.81%, 12/31/2049 (a)                                                 7,000,000                 7,144,480
Centura Capital Trust I
8.85%, 6/ 1/2027 (a)                                                  3,000,000                 3,251,100
First Empire Capital Trust I
8.23%, 2/ 1/2027                                                      1,500,000                 1,596,135
First Security Cap I
8.41%, 12/15/2026                                                     1,000,000                 1,064,062
ForeningsSparbanken AB
9.00%, 3/17/2010 (a)(d)                                               2,000,000                 2,289,640
HBOS PLC
6.41%, 10/ 1/2035 (a)                                                 4,000,000                 3,972,060
NIB Capital Bank NV
5.82%, 12/11/2013 (a)(d)                                              1,000,000                   980,844
North Fork Capital Trust II
8.00%, 12/15/2027                                                     3,450,000                 3,718,213

Popular North America Capital Trust I
6.56%, 9/15/2034                                                      1,000,000                 1,003,509
Riggs Capital Trust
8.63%, 12/31/2026                                                     2,000,000                 2,138,334
8.88%, 3/15/2027                                                      1,000,000                 1,079,594
Westpac Capital Trust III
5.82%, 9/30/2013 (a)                                                  1,300,000                 1,315,808
Zions Institiute -A
8.54%, 12/15/2026                                                     2,000,000                 2,128,270
                                                                                       -------------------
                                                                                               52,787,055
                                                                                       -------------------
Finance - Investment Banker & Broker (0.38%)
Goldman Sachs Group Inc
6.35%, 2/15/2034                                                        500,000                   518,372
JPM Capital Trust I
7.54%, 1/15/2027                                                      1,100,000                 1,158,609
                                                                                       -------------------
                                                                                                1,676,981
                                                                                       -------------------
Finance - Mortgage Loan/Banker (0.81%)
Countrywide Capital I
8.00%, 12/15/2026                                                     3,500,000                 3,569,493
                                                                                       -------------------

Finance - Other Services (1.20%)
Sun Life Canada US Capital Trust
8.53%, 5/ 6/2017 (a)                                                  4,900,000                 5,264,981
                                                                                       -------------------

Life & Health Insurance (1.61%)
Jefferson-Pilot Capital Trust A
8.14%, 1/15/2046 (a)                                                  1,000,000                 1,059,190
MIC Financing Trust I
8.38%, 2/ 1/2027 (a)                                                  1,000,000                 1,021,616
Prudential PLC
6.50%, 12/23/2008                                                     5,000,000                 4,975,845
                                                                                       -------------------
                                                                                                7,056,651
                                                                                       -------------------
Money Center Banks (3.89%)
BankAmerica Institutional
8.07%, 12/31/2026 (a)                                                   500,000                   530,511
BankBoston Corp
7.75%, 12/15/2026                                                     1,000,000                 1,056,470
Bankers Trust Institutional Capital Trust
7.75%, 12/ 1/2026 (a)                                                 1,000,000                 1,054,156
BCI US Funding Trust
8.01%, 7/15/2008 (a)                                                  1,000,000                 1,057,769
BT Capital Trust B
7.90%, 1/15/2027                                                      1,500,000                 1,580,038
DBS Capital Funding Corp
7.66%, 3/15/2049 (a)                                                  1,500,000                 1,650,083
HBOS Capital Funding
6.85%, 3/23/2009                                                      3,000,000                 3,053,580
Lloyds TSB Bank
6.90%, 11/22/2007                                                     5,990,000                 6,087,637
RBS Capital Trust B
6.80%, 12/ 5/2049                                                     1,000,000                 1,012,500
                                                                                       -------------------
                                                                                               17,082,744
                                                                                       -------------------
Property & Casualty Insurance (0.24%)
Executive Risk Capital Trust
8.68%, 2/ 1/2027                                                      1,000,000                 1,066,997
                                                                                       -------------------


Real Estate Magagement & Services (0.24%)
Socgen Real Estate Co LLC
7.64%, 12/29/2049 (a)(d)                                              1,000,000                 1,036,756
                                                                                       -------------------

Regional Banks (3.15%)
KeyCorp Capital II
6.88%, 3/17/2029                                                      5,000,000                 5,452,825
Union Planters Capital Trust A
8.20%, 12/15/2026                                                     3,000,000                 3,177,642
Wachovia Capital Trust III
5.80%, 3/15/2011 (c)                                                  5,200,000                 5,210,535
                                                                                       -------------------
                                                                                               13,841,002
                                                                                       -------------------
Reinsurance (0.23%)
RenaissanceRe Capital Trust
8.54%, 3/ 1/2027                                                      1,000,000                 1,025,003
                                                                                       -------------------

Savings & Loans - Thrifts (1.14%)
Dime Capital Trust I
9.33%, 5/ 6/2027                                                      2,500,000                 2,725,758
Great Western Financial
8.21%, 2/ 1/2027                                                      2,131,000                 2,269,159
                                                                                       -------------------
                                                                                                4,994,917
                                                                                       -------------------
Special Purpose Entity (1.53%)
CA Preferred Trust
7.00%, 10/30/2048                                                     5,600,000                 5,745,040
Mangrove Bay Pass-Through Trust
6.10%, 7/15/2033 (a)                                                  1,000,000                   985,420
                                                                                       -------------------
                                                                                                6,730,460
                                                                                       -------------------
Tools - Hand Held (1.55%)
Stanley Works Capital Trust I
5.90%, 12/ 1/2045 (a)(d)                                              7,000,000                 6,829,620
                                                                                       -------------------
TOTAL BONDS                                                                           $       124,978,300
                                                                                       -------------------
Total Investments                                                                     $       414,139,568
Other Assets in Excess of Liabilities, Net - 5.72%                                             25,130,042
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                            $       439,269,610
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $48,979,974 or 11.15% of net assets.


(b)  Non-Income Producing Security

(c)  Security purchased on a when-issued basis. (d) Variable Rate

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $         2,530,517
Unrealized Depreciation                                     (7,244,149)
                                                     -------------------
Net Unrealized Appreciation (Depreciation)                  (4,713,632)
Cost for federal income tax purposes                        418,275,463


Portfolio Summary (unaudited)
------------------------------------------------------------------------
Sector                                                          Percent
------------------------------------------------------------------------
Financial                                                        86.54%
Communications                                                    2.64%
Utilities                                                         1.87%
Industrial                                                        1.55%
Energy                                                            1.02%
Consumer, Non-cyclical                                            0.46%
Government                                                        0.20%
Other Assets in Excess of Liabilities, Net                        5.72%
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================


Schedule of Investments
January 31, 2006 (unaudited)
Principal LifeTime 2010 Fund
                                                                  Shares
                                                                   Held                      Value
                                                           -----------------------------------------------
INVESTMENT COMPANIES (99.70%)

Principal Investors Fund, Inc. Institutional
Class (99.70%)
Bond & Mortgage Securities Fund (a)                                  22,163,955       $       236,267,764
Disciplined LargeCap Blend Fund (a)                                   5,053,762                75,654,811
International Growth Fund (a)                                         3,493,893                42,625,489
LargeCap Growth Fund (a)                                              4,156,298                31,795,683
LargeCap Value Fund (a)                                               1,856,545                22,037,183
Money Market Fund (a)                                                65,798,187                65,798,187
Partners LargeCap Growth Fund II (a)                                  3,463,846                29,927,631
Partners LargeCap Value Fund (a)                                      2,854,498                39,620,429
Preferred Securities Fund (a)                                         6,446,384                68,589,527
Real Estate Securities Fund (a)                                       2,574,165                57,687,029
SmallCap S&P 600 Index Fund (a)                                       1,854,486                33,362,207
Ultra Short Bond Fund (a)                                                36,957                   371,422
                                                                                       -------------------
                                                                                              703,737,362
                                                                                       -------------------
TOTAL INVESTMENT COMPANIES                                                            $       703,737,362
                                                                                       -------------------
Total Investments                                                                     $       703,737,362
Other Assets in Excess of Liabilities, Net - 0.30%                                              2,084,809
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                            $       705,822,171
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a)  Affiliated Security Unrealized Appreciation (Depreciation)

Unrealized Appreciation                                   $        60,330,077
Unrealized Depreciation                                           (4,076,651)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                         56,253,426
Cost for federal income tax purposes                              647,483,936


Portfolio Summary (unaudited)
------------------------------------------------------------------------------
Fund Type                                                             Percent
------------------------------------------------------------------------------
Fixed Income Funds                                                     43.24%
Domestic Equity Funds                                                  41.10%
Money Market Funds                                                      9.32%
International Equity Funds                                              6.04%
Other Assets in Excess of Liabilities, Net                              0.30%
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================

Affiliated Securities (on a U.S. federal tax basis)

                                 October 31, 2005                       Purchases                   Sales
                       --------------------------------   ---------------------------------------------------------
                          Shares             Cost           Shares             Cost        Shares      Proceeds
                       -------------     --------------   -----------     -------------------------- --------------
Bond & Mortgage          19,435,261     $  209,346,982     2,797,365     $    29,830,417     68,671 $   736,376
Securities Fund

Disciplined LargeCap      4,448,198         59,126,355       619,338           9,199,925     13,774     204,549
Blend Fund

International Growth      2,875,036         24,828,090       627,610           7,182,054      8,753     102,274
Fund

LargeCap Growth Fund      3,751,639         23,276,642       415,605           3,092,814     10,946      81,820

LargeCap Value Fund       1,613,031         16,544,957       248,427           2,890,571      4,913      57,273

Money Market Fund        57,389,778         57,389,778     8,633,413           8,633,413    225,004     225,004

Partners LargeCap         3,079,410         22,995,671       394,035           3,376,190      9,599      81,820
Growth Fund II

Partners LargeCap         2,442,562         29,118,884       419,673           5,769,162      7,737     106,366
Value Fund

Preferred Securities      5,106,444         55,634,143     1,359,195          14,438,331     19,255     204,549
Fund

Real Estate Securities    2,472,312         38,112,477       382,957           8,148,208    281,104   6,163,639
Fund

SmallCap S&P 600 Index    1,630,056         22,199,920       229,229           3,925,676      4,799      81,820
Fund

Ultra Short Bond Fund             -                  -        36,957             371,422          -           -
                                         --------------                   ---------------            --------------
                                        $  558,573,899                   $    96,858,183            $    8,045,490
                                         ==============                   ===============            ==============
                                         --------------                   ---------------

                                         ==============                   ===============


Affiliated Securities (on a U.S. federal tax basis)

                              January 31, 2006
                        --------------------------
                        Shares          Cost
                       ----------   --------------
Bond & Mortgage        22,163,955  $  238,441,023
Securities Fund

Disciplined LargeCap   5,053,762       68,121,761
Blend Fund

International Growth   3,493,893       31,907,911
Fund

LargeCap Growth Fund   4,156,298       26,287,687

LargeCap Value Fund    1,856,545       19,378,285

Money Market Fund      65,798,187      65,798,187

Partners LargeCap      3,463,846       26,290,044
Growth Fund II

Partners LargeCap      2,854,498       34,781,680
Value Fund

Preferred Securities   6,446,384       69,867,925
Fund

Real Estate Securities 2,574,165       40,194,219
Fund

SmallCap S&P 600 Index 1,854,486       26,043,791
Fund

Ultra Short Bond Fund     36,957          371,422
                                    --------------
                                   $  647,483,935
                                    ==============
                                    --------------

                                    ==============




                               Income Distribution from               Realized Gain/Loss            Realized Gain/Loss from
                              Other Investment Companies                on Investments             Other Investment Companies
                           ---------------------------------    -------------------------------   -----------------------------
Bond & Mortgage           $                       2,389,440    $                             -   $                           -
Securities Fund

Disciplined LargeCap                              1,453,293                                 30                         103,225
Blend Fund

International Growth                              1,858,607                                 41                       1,501,744
Fund
LargeCap Growth Fund                                 35,451                                 51                               -
LargeCap Value Fund                                 521,982                                 30                         228,435
Money Market Fund                                   591,547                                  -                               -
Partners LargeCap                                   180,079                                  3                         138,748
Growth Fund II

Partners LargeCap                                   538,676                                  -                       1,255,914
Value Fund
Preferred Securities                                794,925                                  -                               -
Fund
Real Estate Securities                              602,256                             97,173                       1,431,228
Fund
SmallCap S&P 600 Index                              442,721                                 15                         425,592
Fund
Ultra Short Bond Fund                                    39                                  -                               -
                           ---------------------------------    -------------------------------   -----------------------------
                          $                       9,409,016    $                        97,343   $                   5,084,886
                           =================================    ===============================   =============================



Schedule of Investments
January 31, 2006 (unaudited)
Principal LifeTime 2020 Fund
                                                                          Shares
                                                                           Held                      Value
                                                                   -----------------------------------------------
INVESTMENT COMPANIES (99.84%)

Principal Investors Fund, Inc. Institutional Class (99.84%)
Bond & Mortgage Securities Fund (a)                                          27,859,422       $       296,981,434
Disciplined LargeCap Blend Fund (a)                                          13,776,530               206,234,656
International Growth Fund (a)                                                10,538,543               128,570,225
LargeCap Growth Fund (a)                                                     10,117,344                77,397,683
LargeCap Value Fund (a)                                                       4,491,926                53,319,157
Partners LargeCap Growth Fund II (a)                                          8,468,730                73,169,826
Partners LargeCap Value Fund (a)                                              6,594,433                91,530,723
Partners SmallCap Growth Fund III (a)(b)                                      1,655,649                20,977,067
Preferred Securities Fund (a)                                                11,638,989               123,838,844
Real Estate Securities Fund (a)                                               4,771,776               106,935,508
SmallCap S&P 600 Index Fund (a)                                               1,666,556                29,981,351
SmallCap Value Fund (a)                                                       1,100,008                19,877,143
                                                                                               -------------------
                                                                                                    1,228,813,617
                                                                                               -------------------
TOTAL INVESTMENT COMPANIES                                                                    $     1,228,813,617
                                                                                               -------------------
Total Investments                                                                             $     1,228,813,617
Other Assets in Excess of Liabilities, Net - 0.16%                                                      2,023,832
                                                                                               -------------------
TOTAL NET ASSETS - 100.00%                                                                    $     1,230,837,449
                                                                                               ===================
                                                                                               -------------------

                                                                                               ===================

(a)               Affiliated Security
(b)               Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $       119,018,617
Unrealized Depreciation                                            (6,225,153)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                        112,793,464
Cost for federal income tax purposes                            1,116,020,153


Portfolio Summary (unaudited)
------------------------------------------------------------------------------
Fund Type                                                             Percent
------------------------------------------------------------------------------
Domestic Equity Funds                                                  55.20%
Fixed Income Funds                                                     34.19%
International Equity Funds                                             10.45%
Other Assets in Excess of Liabilities, Net                              0.16%
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================

Affiliated Securities (on a U.S. federal tax basis)

                                 October 31, 2005                             Purchases
                       -------------------------------------       ---------------------------------
                          Shares                  Cost               Shares               Cost
                       -------------          --------------       -----------       ---------------
Bond & Mortgage          23,407,686          $  252,408,477         4,475,678       $    47,791,881
Securities Fund

Disciplined LargeCap     11,604,131             155,291,275         2,183,243            32,417,565
Blend Fund

International Growth      8,382,718              78,418,677         2,163,240            24,820,832
Fund

LargeCap Growth Fund      8,828,273              55,376,313         1,296,463             9,662,700

LargeCap Value Fund       3,770,672              39,289,228           724,508             8,425,758

Partners LargeCap         7,267,915              55,146,705         1,207,201            10,332,718
Growth Fund II

Partners LargeCap         5,398,603              65,269,034         1,200,996            16,492,607
Value Fund

Partners SmallCap         1,379,501              14,123,951           277,382             3,258,375
Growth Fund III

Preferred Securities      9,206,584             100,377,052         2,441,748            25,935,300
Fund

Real Estate Securities    4,264,687              69,939,930           829,950            17,682,135
Fund

SmallCap S&P 600 Index    1,428,371              20,055,668           239,310             4,092,743
Fund

SmallCap Value Fund         883,364              13,519,397           217,473             3,788,414

                                              --------------                         ---------------
                                             $  919,215,707                         $   204,701,028
                                              ==============                         ===============
                                              --------------                         ---------------

                                              ==============                         ===============

Affiliated Securities (on a U.S. federal tax basis)

                                    Sales                            January 31, 2006
                        -------------------------------       --------------------------------
                          Shares           Proceeds            Shares               Cost
                        -----------      --------------       ----------        --------------
Bond & Mortgage             23,942      $      255,562        27,859,422       $  299,944,796
Securities Fund

Disciplined LargeCap        10,844             160,910        13,776,530          187,548,033
Blend Fund

International Growth         7,415              85,187        10,538,543          103,154,322
Fund

LargeCap Growth Fund         7,392              54,425        10,117,344           64,984,611

LargeCap Value Fund          3,254              37,861        4,491,926            47,677,125

Partners LargeCap            6,386              54,425        8,468,730            65,425,106
Growth Fund II

Partners LargeCap            5,166              70,989        6,594,433            81,690,668
Value Fund

Partners SmallCap            1,234              14,198        1,655,649            17,368,144
Growth Fund III

Preferred Securities         9,343              99,386        11,638,989          126,212,966
Fund

Real Estate Securities     322,861           7,080,455        4,771,776            80,591,284
Fund

SmallCap S&P 600 Index       1,125              18,930        1,666,556            24,129,481
Fund

SmallCap Value Fund            829              14,198        1,100,008            17,293,618

                                         --------------                         --------------
                                        $    7,946,526                         $1,116,020,154
                                         ==============                         ==============
                                                                                --------------

                                                                                ==============


                             Income Distribution from              Realized Gain/Loss            Realized Gain/Loss from
                            Other Investment Companies               on Investments             Other Investment Companies
                         ---------------------------------   -------------------------------   -----------------------------
Bond & Mortgage         $                       2,945,164   $                             -   $                           -
Securities Fund

Disciplined LargeCap                            3,828,053                               103                         270,655
Blend Fund

International Growth                            5,440,362                                 -                       4,388,134
Fund
LargeCap Growth Fund                               84,263                                23                               -
LargeCap Value Fund                             1,227,568                                 -                         534,929
Partners LargeCap                                 426,258                               108                         328,023
Growth Fund II

Partners LargeCap                               1,208,820                                16                       2,790,174
Value Fund
Partners SmallCap                                 759,507                                16                             145
Growth Fund III

Preferred Securities                            1,444,241                                 -                               -
Fund
Real Estate Securities                          1,047,797                            49,674                       2,474,909
Fund
SmallCap S&P 600 Index                            388,666                                 -                         372,447
Fund
SmallCap Value Fund                             1,001,245                                 5                         288,446
                         ---------------------------------   -------------------------------   -----------------------------
                        $                      19,801,944   $                        49,945   $                  11,447,862
                         =================================   ===============================   =============================



Schedule of Investments
January 31, 2006 (unaudited)
Principal LifeTime 2030 Fund
                                                                     Shares
                                                                      Held                      Value
                                                              -----------------------------------------------
INVESTMENT COMPANIES (99.81%)

Principal Investors Fund, Inc. Institutional Class (99.81%)
Bond & Mortgage Securities Fund (a)                                     17,275,242       $       184,154,075
Disciplined LargeCap Blend Fund (a)                                     12,905,057               193,188,697
International Growth Fund (a)                                           10,518,721               128,328,397
LargeCap Growth Fund (a)                                                 9,852,710                75,373,235
LargeCap Value Fund (a)                                                  4,450,169                52,823,503
Partners LargeCap Growth Fund II (a)                                     8,246,027                71,245,672
Partners LargeCap Value Fund (a)                                         6,755,201                93,762,190
Partners SmallCap Growth Fund III (a)(b)                                 1,796,352                22,759,783
Preferred Securities Fund (a)                                            6,139,783                65,327,297
Real Estate Securities Fund (a)                                          3,263,850                73,142,869
SmallCap S&P 600 Index Fund (a)                                          1,665,710                29,966,117
SmallCap Value Fund (a)                                                  1,196,571                21,622,042
                                                                                          -------------------
                                                                                               1,011,693,877
                                                                                          -------------------
TOTAL INVESTMENT COMPANIES                                                               $     1,011,693,877
                                                                                          -------------------
Total Investments                                                                        $     1,011,693,877
Other Assets in Excess of Liabilities, Net - 0.19%                                                 1,894,584
                                                                                          -------------------
TOTAL NET ASSETS - 100.00%                                                               $     1,013,588,461
                                                                                          ===================
                                                                                          -------------------

                                                                                          ===================

(a)               Affiliated Security
(b)               Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $       116,800,310
Unrealized Depreciation                                            (3,222,513)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                         113,577,797
Cost for federal income tax purposes                               898,116,080


Portfolio Summary (unaudited)
-------------------------------------------------------------------------------
Fund Type                                                              Percent
-------------------------------------------------------------------------------
Domestic Equity Funds                                                   62.54%
Fixed Income Funds                                                      24.61%
International Equity Funds                                              12.66%
Other Assets in Excess of Liabilities, Net                               0.19%
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================

Affiliated Securities (on a U.S. federal tax basis)

                                 October 31, 2005                             Purchases
                       -------------------------------------       ---------------------------------
                          Shares                  Cost               Shares               Cost
                       -------------          --------------       -----------       ---------------
Bond & Mortgage          14,256,434          $  153,499,887         3,018,808       $    32,214,241
Securities Fund

Disciplined LargeCap     10,781,780             143,142,365         2,123,277            31,435,355
Blend Fund

International Growth      8,329,709              76,252,298         2,189,012            25,117,320
Fund

LargeCap Growth Fund      8,422,339              52,089,696         1,430,371            10,604,404

LargeCap Value Fund       3,643,919              37,333,574           806,250             9,359,940

Partners LargeCap         6,925,375              51,926,059         1,320,652            11,255,697
Growth Fund II

Partners LargeCap         5,476,517              65,368,174         1,278,684            17,541,182
Value Fund

Partners SmallCap         1,477,158              15,076,043           319,194             3,729,465
Growth Fund III

Preferred Securities      3,993,792              43,448,846         2,145,991            22,812,079
Fund

Real Estate Securities    3,205,554              52,271,121           605,242            12,826,795
Fund

SmallCap S&P 600 Index    1,408,193              19,560,669           257,517             4,390,031
Fund

SmallCap Value Fund         949,231              14,249,592           247,340             4,310,317

                                              --------------                         ---------------
                                             $  724,218,324                         $   185,596,826
                                              ==============                         ===============
                                              --------------                         ---------------

                                              ==============                         ===============

Affiliated Securities (on a U.S. federal tax basis)

                                     Sales                            January 31, 2006
                         -------------------------------       --------------------------------
                           Shares           Proceeds            Shares               Cost
                         -----------      --------------       ----------        --------------
Bond & Mortgage                   -      $            -        17,275,242       $  185,714,128
Securities Fund

Disciplined LargeCap              -                   -        12,905,057          174,577,720
Blend Fund

International Growth              -                   -        10,518,721          101,369,618
Fund

LargeCap Growth Fund              -                   -        9,852,710            62,694,100

LargeCap Value Fund               -                   -        4,450,169            46,693,514

Partners LargeCap                 -                   -        8,246,027            63,181,756
Growth Fund II

Partners LargeCap                 -                   -        6,755,201            82,909,356
Value Fund

Partners SmallCap                 -                   -        1,796,352            18,805,508
Growth Fund III

Preferred Securities              -                   -        6,139,783            66,260,925
Fund

Real Estate Securities      546,946          11,999,999        3,263,850            53,398,846
Fund

SmallCap S&P 600 Index            -                   -        1,665,710            23,950,700
Fund

SmallCap Value Fund               -                   -        1,196,571            18,559,909

                                          --------------                         --------------
                                         $   11,999,999                         $  898,116,080
                                          ==============                         ==============
                                          --------------                         --------------

                                          ==============                         ==============


                            Income Distribution from              Realized Gain/Loss             Realized Gain/Loss from
                           Other Investment Companies               on Investments              Other Investment Companies
                        ---------------------------------   -------------------------------    -----------------------------
Bond & Mortgage        $                       1,825,212   $                             -    $                           -
Securities Fund

Disciplined LargeCap                           3,604,135                                 -                          255,129
Blend Fund

International Growth                           5,466,092                                 -                        4,411,809
Fund
LargeCap Growth Fund                              81,949                                 -                                -
LargeCap Value Fund                            1,212,261                                 -                          527,970
Partners LargeCap                                414,375                                 -                          318,866
Growth Fund II

Partners LargeCap                              1,242,167                                 -                        2,873,813
Value Fund
Partners SmallCap                                826,561                                 -                              158
Growth Fund III

Preferred Securities                             652,466                                 -                                -
Fund
Real Estate Securities                           791,321                           300,929                        1,875,862
Fund
SmallCap S&P 600 Index                           388,831                                 -                          372,767
Fund
SmallCap Value Fund                            1,092,721                                 -                          314,850
                        ---------------------------------   -------------------------------    -----------------------------
                       $                      17,598,091   $                       300,929    $                  10,951,224
                        =================================   ===============================    =============================



Schedule of Investments
January 31, 2006 (unaudited)
Principal LifeTime 2040 Fund
                                                                       Shares
                                                                        Held                      Value
                                                                -----------------------------------------------
INVESTMENT COMPANIES (99.76%)

Principal Investors Fund, Inc. Institutional Class (99.76%)
Bond & Mortgage Securities Fund (a)                                        5,151,359       $        54,913,488
Disciplined LargeCap Blend Fund (a)                                        6,308,987                94,445,534
International Growth Fund (a)                                              4,846,813                59,131,122
LargeCap Growth Fund (a)                                                   5,026,628                38,453,704
LargeCap Value Fund (a)                                                    2,273,454                26,985,900
Partners LargeCap Growth Fund II (a)                                       4,188,975                36,192,744
Partners LargeCap Value Fund (a)                                           3,415,043                47,400,796
Partners SmallCap Growth Fund III (a)(b)                                     962,285                12,192,147
Preferred Securities Fund (a)                                              1,750,512                18,625,451
Real Estate Securities Fund (a)                                              891,572                19,980,131
SmallCap S&P 600 Index Fund (a)                                              889,884                16,009,006
SmallCap Value Fund (a)                                                      638,875                11,544,466
                                                                                            -------------------
                                                                                                   435,874,489
                                                                                            -------------------
TOTAL INVESTMENT COMPANIES                                                                 $       435,874,489
                                                                                            -------------------
Total Investments                                                                          $       435,874,489
Other Assets in Excess of Liabilities, Net - 0.24%                                                   1,038,330
                                                                                            -------------------
TOTAL NET ASSETS - 100.00%                                                                 $       436,912,819
                                                                                            ===================
                                                                                            -------------------

                                                                                            ===================

(a)               Affiliated Security
(b)               Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $        47,767,138
Unrealized Depreciation                                       (1,004,566)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                     46,762,572
Cost for federal income tax purposes                          389,111,917


Portfolio Summary (unaudited)
--------------------------------------------------------------------------
Fund Type                                                         Percent
--------------------------------------------------------------------------
Domestic Equity Funds                                              69.40%
Fixed Income Funds                                                 16.83%
International Equity Funds                                         13.53%
Other Assets in Excess of Liabilities, Net                          0.24%
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================

Affiliated Securities (on a U.S. federal tax basis)

                                 October 31, 2005                             Purchases
                       -------------------------------------       ---------------------------------
                          Shares                  Cost               Shares               Cost
                       -------------          --------------       -----------       ---------------
Bond & Mortgage           4,241,001          $   45,664,605           910,358       $     9,722,178
Securities Fund

Disciplined LargeCap      5,232,370              70,022,578         1,076,617            16,001,756
Blend Fund

International Growth      3,772,657              35,236,561         1,074,156            12,338,332
Fund

LargeCap Growth Fund      4,249,714              26,759,287           776,914             5,796,715

LargeCap Value Fund       1,831,464              19,213,943           441,990             5,146,768

Partners LargeCap         3,474,832              26,461,535           714,143             6,118,822
Growth Fund II

Partners LargeCap         2,739,859              33,631,127           675,184             9,278,571
Value Fund

Partners SmallCap           785,486               8,044,250           176,799             2,077,863
Growth Fund III

Preferred Securities      1,172,026              12,773,415           578,486             6,151,086
Fund

Real Estate Securities      856,328              14,582,321           171,980             3,666,896
Fund

SmallCap S&P 600 Index      732,292              10,507,325           157,592             2,698,388
Fund

SmallCap Value Fund         502,238               7,776,069           136,637             2,380,413

                                              --------------                         ---------------
                                             $  310,673,016                         $    81,377,788
                                              ==============                         ===============
                                              --------------                         ---------------

                                              ==============                         ===============

 Affiliated Securities (on a U.S. federal tax basis)

                                      Sales                            January 31, 2006
                          -------------------------------       --------------------------------
                            Shares           Proceeds            Shares               Cost
                          -----------      --------------       ----------        --------------
Bond & Mortgage                    -      $            -        5,151,359        $   55,386,783
Securities Fund

Disciplined LargeCap               -                   -        6,308,987            86,024,334
Blend Fund

International Growth               -                   -        4,846,813            47,575,465
Fund

LargeCap Growth Fund               -                   -        5,026,628            32,556,002

LargeCap Value Fund                -                   -        2,273,454            24,360,711

Partners LargeCap                  -                   -        4,188,975            32,580,357
Growth Fund II

Partners LargeCap                  -                   -        3,415,043            42,909,698
Value Fund

Partners SmallCap                  -                   -          962,285            10,122,113
Growth Fund III

Preferred Securities               -                   -        1,750,512            18,924,501
Fund

Real Estate Securities       136,736           3,000,000          891,572            15,309,756
Fund

SmallCap S&P 600 Index             -                   -          889,884            13,205,713
Fund

SmallCap Value Fund                -                   -          638,875            10,156,482

                                           --------------                         --------------
                                          $    3,000,000                         $  389,111,915
                                           ==============                         ==============
                                                                                  --------------

                                                                                  ==============


                            Income Distribution from            Realized Gain/Loss           Realized Gain/Loss from
                           Other Investment Companies             on Investments            Other Investment Companies
                        --------------------------------- -------------------------------  -----------------------------
Bond & Mortgage        $                         541,218 $                             -  $                           -
Securities Fund

Disciplined LargeCap                           1,738,676                               -                        122,076
Blend Fund

International Growth                           2,464,679                             572                      1,981,000
Fund
LargeCap Growth Fund                              41,655                               -                              -
LargeCap Value Fund                              609,243                               -                        262,337
Partners LargeCap                                205,845                               -                        157,917
Growth Fund II

Partners LargeCap                                624,845                               -                      1,418,793
Value Fund
Partners SmallCap                                433,477                               -                             83
Growth Fund III

Preferred Securities                             191,341                               -                              -
Fund
Real Estate Securities                           211,631                          60,539                        495,520
Fund
SmallCap S&P 600 Index                           203,547                               -                        192,818
Fund
SmallCap Value Fund                              571,694                               -                        164,416
                        --------------------------------- -------------------------------  -----------------------------
                       $                       7,837,851 $                        61,111  $                   4,794,960
                        ================================= ===============================  =============================



Schedule of Investments
January 31, 2006 (unaudited)
Principal LifeTime 2050 Fund
                                                                  Shares
                                                                   Held                      Value
                                                           -----------------------------------------------
INVESTMENT COMPANIES (99.61%)

Principal Investors Fund, Inc. Institutional Class (99.61%)
Bond & Mortgage Securities Fund (a)                                   1,211,506       $        12,914,652
Disciplined LargeCap Blend Fund (a)                                   3,407,038                51,003,357
International Growth Fund (a)                                         2,825,071                34,465,862
LargeCap Growth Fund (a)                                              2,605,095                19,928,977
LargeCap Value Fund (a)                                               1,146,173                13,605,078
Partners LargeCap Growth Fund II (a)                                  2,179,580                18,831,572
Partners LargeCap Value Fund (a)                                      1,807,914                25,093,845
Partners SmallCap Growth Fund III (a)(b)                                543,227                 6,882,690
Preferred Securities Fund (a)                                           492,726                 5,242,606
Real Estate Securities Fund (a)                                         188,353                 4,220,988
SmallCap S&P 600 Index Fund (a)                                         479,484                 8,625,917
SmallCap Value Fund (a)                                                 361,234                 6,527,497
                                                                                       -------------------
                                                                                              207,343,041
                                                                                       -------------------
TOTAL INVESTMENT COMPANIES                                                            $       207,343,041
                                                                                       -------------------
Total Investments                                                                     $       207,343,041
Other Assets in Excess of Liabilities, Net - 0.39%                                                803,844
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                            $       208,146,885
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a)               Affiliated Security
(b)               Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $        23,287,738
Unrealized Depreciation                                              (302,218)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                          22,985,520
Cost for federal income tax purposes                               184,357,521


Portfolio Summary (unaudited)
-------------------------------------------------------------------------------
Fund Type                                                              Percent
-------------------------------------------------------------------------------
Domestic Equity Funds                                                   74.33%
International Equity Funds                                              16.56%
Fixed Income Funds                                                       8.72%
Other Assets in Excess of Liabilities, Net                               0.39%
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================

Affiliated Securities (on a U.S. federal tax basis)

                                 October 31, 2005                             Purchases
                       -------------------------------------       ---------------------------------
                          Shares                  Cost               Shares               Cost
                       -------------          --------------       -----------       ---------------
Bond & Mortgage             964,170          $   10,400,718           254,888       $     2,721,268
Securities Fund

Disciplined LargeCap      2,721,980              36,577,902           705,111            10,472,634
Blend Fund

International Growth      2,147,517              20,416,379           691,842             7,969,782
Fund

LargeCap Growth Fund      2,142,827              13,546,588           477,095             3,553,615

LargeCap Value Fund         907,378               9,507,254           245,281             2,854,921

Partners LargeCap         1,757,804              13,393,414           434,770             3,720,328
Growth Fund II

Partners LargeCap         1,402,590              17,210,688           415,872             5,717,856
Value Fund

Partners SmallCap           430,595               4,425,560           115,568             1,358,457
Growth Fund III

Preferred Securities        329,286               3,593,601           166,700             1,771,014
Fund
Real Estate Securities      174,978               2,950,200            41,812               890,849
Fund
SmallCap S&P 600 Index      382,822               5,534,986            99,367             1,698,851
Fund
SmallCap Value Fund         275,621               4,286,707            87,592             1,528,232
                                              --------------                         ---------------
                                             $  141,843,997                         $    44,257,807
                                              ==============                         ===============
                                              --------------                         ---------------

                                              ==============                         ===============


Affiliated Securities (on a U.S. federal tax basis)

                                        Sales                            January 31, 2006
                       -    -------------------------------       --------------------------------
                              Shares           Proceeds            Shares               Cost
                       -    -----------      --------------       ----------        --------------
Bond & Mortgage                  7,552      $       80,832        1,211,506        $   13,041,154
Securities Fund

Disciplined LargeCap            20,053             294,459        3,407,038            46,756,083
Blend Fund

International Growth            14,288             167,438        2,825,071            28,218,753
Fund

LargeCap Growth Fund            14,827             109,700        2,605,095            16,990,503

LargeCap Value Fund              6,486              75,058        1,146,173            12,287,117

Partners LargeCap               12,994             109,699        2,179,580            17,004,095
Growth Fund II

Partners LargeCap               10,548             144,342        1,807,914            22,784,202
Value Fund

Partners SmallCap                2,936              34,641          543,227             5,749,387
Growth Fund III

Preferred Securities             3,260              34,642          492,726             5,329,985
Fund
Real Estate Securities          28,437             623,095          188,353             3,228,261
Fund
SmallCap S&P 600 Index           2,705              46,190          479,484             7,187,685
Fund
SmallCap Value Fund              1,979              34,642          361,234             5,780,297
                                             --------------                         --------------
                                            $    1,754,738                         $  184,357,522
                                             ==============                         ==============
                                                                                    --------------

                                                                                    ==============


                               Income Distribution from              Realized Gain/Loss           Realized Gain/Loss from
                              Other Investment Companies               on Investments            Other Investment Companies
                           ---------------------------------   -------------------------------  -----------------------------
Bond & Mortgage           $                         126,064   $                             -  $                           -
Securities Fund

Disciplined LargeCap                                926,070                                 6                         65,132
Blend Fund

International Growth                              1,428,579                                30                      1,149,801
Fund
LargeCap Growth Fund                                 21,317                                 -                              -
LargeCap Value Fund                                 305,764                                 -                        132,321
Partners LargeCap                                   106,356                                52                         81,675
Growth Fund II

Partners LargeCap                                   326,071                                 -                        744,025
Value Fund
Partners SmallCap                                   242,948                                11                             46
Growth Fund III

Preferred Securities                                 55,551                                12                              -
Fund
Real Estate Securities                               43,943                            10,307                        103,264
Fund
SmallCap S&P 600 Index                              108,490                                38                        103,077
Fund
SmallCap Value Fund                                 320,535                                 -                         92,235
                           ---------------------------------   -------------------------------  -----------------------------
                          $                       4,011,688   $                        10,456  $                   2,471,576
                           =================================   ===============================  =============================



Schedule of Investments
January 31, 2006 (unaudited)
Principal LifeTime Strategic Income Fund
                                                                            Shares
                                                                             Held                      Value
                                                                     -----------------------------------------------
INVESTMENT COMPANIES (99.88%)

Principal Investors Fund, Inc. Institutional Class (99.88%)
Bond & Mortgage Securities Fund (a)                                            11,023,192       $       117,507,228
Disciplined LargeCap Blend Fund (a)                                             1,196,390                17,909,957
International Growth Fund (a)                                                   1,134,907                13,845,864
LargeCap Growth Fund (a)                                                        1,010,095                 7,727,225
LargeCap Value Fund (a)                                                           445,293                 5,285,624
Money Market Fund (a)                                                          33,309,190                33,309,190
Partners LargeCap Growth Fund II (a)                                              813,110                 7,025,272
Partners LargeCap Value Fund (a)                                                  678,162                 9,412,889
Preferred Securities Fund (a)                                                   3,230,953                34,377,345
Real Estate Securities Fund (a)                                                   911,406                20,424,609
SmallCap S&P 600 Index Fund (a)                                                   392,521                 7,061,446
Ultra Short Bond Fund (a)                                                       3,991,665                40,116,229
                                                                                                 -------------------
                                                                                                        314,002,878
                                                                                                 -------------------
TOTAL INVESTMENT COMPANIES                                                                      $       314,002,878
                                                                                                 -------------------
Total Investments                                                                               $       314,002,878
Other Assets in Excess of Liabilities, Net - 0.12%                                                          370,626
                                                                                                 -------------------
TOTAL NET ASSETS - 100.00%                                                                      $       314,373,504
                                                                                                 ===================
                                                                                                 -------------------

                                                                                                 ===================

(a) Affiliated Security Unrealized Appreciation (Depreciation)


Unrealized Appreciation                                $        17,716,243
Unrealized Depreciation                                        (2,251,606)
                                                        -------------------
Net Unrealized Appreciation (Depreciation)                      15,464,637
Cost for federal income tax purposes                           298,538,241


Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Fund Type                                                          Percent
---------------------------------------------------------------------------
Fixed Income Funds                                                  61.07%
Domestic Equity Funds                                               23.81%
Money Market Funds                                                  10.60%
International Equity Funds                                           4.40%
Other Assets in Excess of Liabilities, Net                           0.12%
                                                        -------------------
TOTAL NET ASSETS                                                   100.00%
                                                        ===================

Affiliated Securities (on a U.S. federal tax basis)

                                 October 31, 2005                             Purchases
                       -------------------------------------       ---------------------------------
                          Shares                  Cost               Shares               Cost
                       -------------          --------------       -----------       ---------------
Bond & Mortgage           9,748,138          $  105,151,433         1,660,969       $    17,721,995
Securities Fund

Disciplined LargeCap      1,053,752              14,018,503           181,576             2,702,802
Blend Fund

International Growth        942,515               8,406,137           224,329             2,580,420
Fund

LargeCap Growth Fund        912,549               5,560,139           129,439               964,891
LargeCap Value Fund         386,102               3,942,799            73,642               858,296
Money Market Fund        65,109,025              65,109,025        10,728,932            10,728,932

Partners LargeCap           720,582               5,321,240           120,115             1,030,888
Growth Fund II

Partners LargeCap           580,056               6,888,820           120,221             1,655,677
Value Fund
Preferred Securities      2,719,889              29,688,194           620,380             6,584,699
Fund

Real Estate Securities      857,270              12,704,880           152,203             3,248,783
Fund

SmallCap S&P 600 Index      344,490               4,544,094            60,310             1,032,496
Fund
Ultra Short Bond Fund             -                       -         3,991,665            40,116,229

                                              --------------                         ---------------
                                             $  261,335,264                         $    89,226,108
                                              ==============                         ===============
                                              --------------                         ---------------

                                              ==============                         ===============

Affiliated Securities (on a U.S. federal tax basis)

                                      Sales                            January 31, 2006
                          -------------------------------       --------------------------------
                            Shares           Proceeds            Shares               Cost
                          -----------      --------------       ----------        --------------
Bond & Mortgage              385,915      $    4,109,247        11,023,192       $  118,764,486
Securities Fund

Disciplined LargeCap          38,938             579,510        1,196,390            16,143,692
Blend Fund

International Growth          31,937             368,779        1,134,907            10,618,425
Fund

LargeCap Growth Fund          31,893             237,072        1,010,095             6,288,499
LargeCap Value Fund           14,451             168,584          445,293             4,632,540
Money Market Fund         42,528,767          42,528,767        33,309,190           33,309,190

Partners LargeCap             27,587             237,073          813,110             6,116,057
Growth Fund II

Partners LargeCap             22,115             305,560          678,162             8,239,200
Value Fund
Preferred Securities         109,316           1,159,020        3,230,953            35,114,165
Fund

Real Estate Securities        98,067           2,132,191          911,406            13,829,821
Fund

SmallCap S&P 600 Index        12,279             210,731          392,521             5,365,935
Fund
Ultra Short Bond Fund              -                   -        3,991,665            40,116,229

                                           --------------                         --------------
                                          $   52,036,534                         $  298,538,239
                                           ==============                         ==============
                                           --------------                         --------------

                                           ==============                         ==============


                           Income Distribution from             Realized Gain/Loss           Realized Gain/Loss from
                          Other Investment Companies              on Investments            Other Investment Companies
                       ---------------------------------  -------------------------------  -----------------------------
Bond & Mortgage       $                       1,177,915  $                           305  $                           -
Securities Fund

Disciplined LargeCap                            340,391                            1,897                         24,395
Blend Fund

International Growth                            603,185                              647                        489,406
Fund
LargeCap Growth Fund                              8,430                              541                              -
LargeCap Value Fund                             123,526                               29                         54,620
Money Market Fund                               636,622                                -                              -
Partners LargeCap                                41,984                            1,002                         32,443
Growth Fund II

Partners LargeCap                               125,204                              263                        297,702
Value Fund
Preferred Securities                            408,667                              292                              -
Fund
Real Estate Securities                          204,670                            8,349                        493,550
Fund
SmallCap S&P 600 Index                           92,498                               76                         89,811
Fund
Ultra Short Bond Fund                            31,502                                -                              -
                       ---------------------------------  -------------------------------  -----------------------------
                      $                       3,794,594  $                        13,401  $                   1,481,927
                       =================================  ===============================  =============================



Schedule of Investments
January 31, 2006 (unaudited)
Real Estate Securities Fund
                                                                Shares
                                                                 Held                      Value
                                                         -----------------------------------------------
COMMON STOCKS (98.80%)
Hotels & Motels (3.62%)
Starwood Hotels & Resorts Worldwide Inc                               533,727       $        32,455,939
                                                                                     -------------------

Real Estate Operator & Developer (3.02%)
Brookfield Properties Corp                                            898,150                27,133,111
                                                                                     -------------------

REITS - Apartments (18.04%)
Archstone-Smith Trust                                                 961,300                45,046,518
AvalonBay Communities Inc                                             555,800                55,290,984
Camden Property Trust                                                 202,886                13,207,879
Equity Residential                                                    531,000                22,519,710
Essex Property Trust Inc (a)                                          161,400                16,039,932
Mid-America Apartment Communities Inc                                  57,400                 2,930,270
United Dominion Realty Trust Inc (a)                                  269,215                 6,840,753
                                                                                     -------------------
                                                                                            161,876,046
                                                                                     -------------------
REITS - Diversified (5.30%)
Vornado Realty Trust                                                  538,400                47,562,256
                                                                                     -------------------

REITS - Healthcare (2.82%)
Ventas Inc                                                            826,624                25,294,694
                                                                                     -------------------

REITS - Hotels (7.34%)
Host Marriott Corp (a)                                              1,484,440                29,614,578
LaSalle Hotel Properties                                              541,648                20,701,787
Sunstone Hotel Investors Inc                                          528,873                15,601,753
                                                                                     -------------------
                                                                                             65,918,118
                                                                                     -------------------
REITS - Office Property (17.47%)
BioMed Realty Trust Inc                                               524,174                14,063,589
Boston Properties Inc                                                 520,931                40,768,060
Corporate Office Properties Trust SBI MD                              471,931                19,108,486
Equity Office Properties Trust                                        373,098                11,871,978
Kilroy Realty Corp                                                    364,861                24,660,955
SL Green Realty Corp (a)                                              551,245                46,326,630
                                                                                     -------------------
                                                                                            156,799,698
                                                                                     -------------------
REITS - Regional Malls (16.41%)
CBL & Associates Properties Inc                                       566,556                23,976,650
General Growth Properties Inc                                         872,198                45,005,417
Macerich Co/The                                                        81,300                 5,899,941
Simon Property Group Inc                                              873,375                72,350,385
                                                                                     -------------------
                                                                                            147,232,393
                                                                                     -------------------
REITS - Shopping Centers (12.90%)
Acadia Realty Trust                                                   295,529                 6,303,633
Developers Diversified Realty Corp                                    497,619                24,512,712
Federal Realty Invs Trust (a)                                         162,346                10,847,960
Kimco Realty Corp (a)                                               1,137,900                39,928,911
Pan Pacific Retail Properties Inc (a)                                 253,569                17,546,975
Regency Centers Corp (a)                                              187,800                12,103,710
Tanger Factory Outlet Centers Inc                                     144,882                 4,565,232
                                                                                     -------------------
                                                                                            115,809,133
                                                                                     -------------------

REITS - Storage (4.13%)
Public Storage Inc                                                    510,200                37,025,214
                                                                                     -------------------

REITS - Warehouse & Industrial (7.75%)
AMB Property Corp                                                     435,935                22,755,807
EastGroup Properties Inc (a)                                          161,540                 7,627,919
Prologis                                                              764,950                39,180,739
                                                                                     -------------------
                                                                                             69,564,465
                                                                                     -------------------
TOTAL COMMON STOCKS                                                                 $       886,671,067
                                                                                     -------------------
                                                              Principal
                                                                Amount                     Value
                                                         -----------------------------------------------
SHORT TERM INVESTMENTS (1.35%)
Commercial Paper (1.35%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                                   12,121,668                12,121,668
                                                                                     -------------------
TOTAL SHORT TERM INVESTMENTS                                                        $        12,121,668
                                                                                     -------------------
REPURCHASE AGREEMENTS (6.34%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006
(collateralized by Federal Home Loan Bank ARM;                     56,911,939                56,905,000
$58,188,225; 12/1/2035)  (b)
                                                                                     -------------------

TOTAL REPURCHASE AGREEMENTS                                                         $        56,905,000
                                                                                     -------------------
Total Investments                                                                   $       955,697,735
Liabilities in Excess of Other Assets, Net - (6.49)%                                       (58,263,916)
                                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                                          $       897,433,819
                                                                                     ===================
                                                                                     -------------------

                                                                                     ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                     $       254,707,250
Unrealized Depreciation                                             (1,176,717)
                                                             -------------------
Net Unrealized Appreciation (Depreciation)                          253,530,533
Cost for federal income tax purposes                                702,167,202


Portfolio Summary (unaudited)
--------------------------------------------------------------------------------
REIT                                                                    Percent
--------------------------------------------------------------------------------
REITS - Apartments                                                       18.04%
REITS - Office Property                                                  17.47%
REITS - Regional Malls                                                   16.41%
REITS - Shopping Centers                                                 12.90%
REITS - Warehouse & Industrial                                            7.75%
REITS - Hotels                                                            7.34%
Finance - Investment Banker & Broker                                      6.34%
REITS - Diversified                                                       5.30%
REITS - Storage                                                           4.13%
Hotels & Motels                                                           3.62%
Real Estate Operator & Developer                                          3.02%
REITS - Healthcare                                                        2.82%
Finance - Mortgage Loan/Banker                                            1.35%
Liabilities in Excess of Other Assets, Net                             (-6.49%)
                                                             -------------------
TOTAL NET ASSETS                                                        100.00%
                                                             ===================


Schedule of Investments
January 31, 2006 (unaudited)
Short-Term Bond Fund
                                                                 Principal
                                                                   Amount                     Value
                                                            -----------------------------------------------
BONDS (85.71%)
Aerospace & Defense (0.22%)
Northrop Grumman Corp
7.00%, 3/ 1/2006                                           $             275,000       $           275,474
Raytheon Co
6.75%, 8/15/2007                                                         131,000                   133,749
                                                                                        -------------------
                                                                                                   409,223
                                                                                        -------------------
Agricultural Operations (0.63%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                        700,000                   685,992
Cargill Inc
3.63%, 3/ 4/2009 (a)                                                     525,000                   503,841
                                                                                        -------------------
                                                                                                 1,189,833
                                                                                        -------------------
Airlines (0.09%)
Southwest Airlines Co
5.50%, 11/ 1/2006                                                        175,000                   175,448
                                                                                        -------------------

Asset Backed Securities (4.19%)
AAA Trust
4.81%, 2/27/2035 (a)(b)                                                  375,000                   375,670
Carrington Mortgage Loan Trust
4.81%, 12/25/2035 (b)                                                    475,000                   475,462
Chase Funding Mortgage Loan Asset-Backed
4.34%, 8/25/2028                                                          89,647                    89,280
4.88%, 8/25/2028                                                          19,377                    19,309
4.76%, 12/25/2033 (b)                                                    499,361                   499,830
Countrywide Asset-Backed Certificates
4.32%, 10/25/2035 (b)                                                    350,000                   345,233
Countrywide Home Equity Loan Trust
4.70%, 12/15/2035 (b)(c)                                                 342,261                   342,261
4.67%, 12/29/2035 (b)(c)                                                 475,000                   475,000
Equity One ABS Inc
4.26%, 7/25/2034 (b)                                                     500,000                   496,318
GMAC Mortgage Corp Loan Trust
4.71%, 8/25/2035 (b)                                                     200,000                   199,841
Long Beach Mortgage Loan Trust
4.79%, 7/25/2034 (b)                                                     358,639                   358,678
4.71%, 4/25/2035 (b)                                                     500,000                   500,153
Merrill Lynch Mortgage Investors Inc
4.88%, 7/25/2035 (b)                                                     871,160                   872,385
Nomura Asset Acceptance Corp
4.76%, 6/25/2035 (b)                                                     290,280                   290,295
Popular ABS Mortgage Pass-Through Trust
4.79%, 11/25/2035 (b)                                                    475,000                   475,251
Residential Asset Mortgage Products Inc
4.76%, 12/25/2034 (b)                                                    450,000                   450,474
SACO I Inc
4.80%, 4/25/2035 (b)                                                     326,984                   326,998
Saxon Asset Securities Trust
4.87%, 12/26/2034 (b)                                                    650,000                   651,108
Specialty Underwriting & Residential Finance
4.84%, 7/25/2035 (b)                                                     650,000                   651,474
                                                                                        -------------------
                                                                                                 7,895,020
                                                                                        -------------------

Auto - Car & Light Trucks (0.60%)
DaimlerChrysler NA Holding Corp
4.99%, 5/24/2006 (b)                                                     420,000                   420,433
4.70%, 3/ 7/2007 (b)                                                     450,000                   450,116
4.05%, 6/ 4/2008                                                         275,000                   267,329
                                                                                        -------------------
                                                                                                 1,137,878
                                                                                        -------------------
Auto - Medium & Heavy Duty Trucks (0.11%)
Navistar International Corp
9.38%, 6/ 1/2006                                                         200,000                   202,000
                                                                                        -------------------

Automobile Sequential (2.68%)
Capital Auto Receivables Asset Trust
3.58%, 10/16/2006                                                         77,120                    77,078
4.84%, 6/15/2010 (b)                                                     185,000                   185,945
Chase Manhattan Auto Owner Trust
4.21%, 1/15/2009                                                         424,607                   424,478
2.06%, 12/15/2009                                                      1,425,000                 1,394,955
Daimler Chrysler Auto Trust
3.09%, 1/ 8/2008                                                         247,688                   245,693
2.88%, 10/ 8/2009                                                        177,080                   174,678
Ford Credit Auto Owner Trust
2.70%, 6/15/2007                                                         552,716                   549,820
Honda Auto Receivables Owner Trust
2.70%, 3/17/2008                                                         294,901                   291,611
M&I Auto Loan Trust
3.04%, 10/20/2008                                                        296,892                   295,201
Nissan Auto Receivables Owner Trust
2.70%, 12/17/2007                                                      1,000,000                   990,560
WFS Financial Owner Trust
4.50%, 5/17/2013                                                         425,000                   417,528
                                                                                        -------------------
                                                                                                 5,047,547
                                                                                        -------------------
Brewery (0.50%)
Coors Brewing Co
6.38%, 5/15/2012                                                         225,000                   236,430
Miller Brewing Co
4.25%, 8/15/2008 (a)                                                     720,000                   704,882
                                                                                        -------------------
                                                                                                   941,312
                                                                                        -------------------
Building - Residential & Commercial (0.24%)
KB Home
9.50%, 2/15/2011                                                         200,000                   209,500
Schuler Homes Inc
10.50%, 7/15/2011                                                        225,000                   241,453
                                                                                        -------------------
                                                                                                   450,953
                                                                                        -------------------
Building & Construction Products - Miscellaneous (0.60%)
Macmillan Bloedel Ltd
6.75%, 2/15/2006                                                         375,000                   375,195
Masco Corp
6.75%, 3/15/2006                                                         200,000                   200,399
4.71%, 3/ 9/2007 (a)(b)                                                  550,000                   551,312
                                                                                        -------------------
                                                                                                 1,126,906
                                                                                        -------------------
Cable TV (0.53%)
Comcast Corp
5.45%, 11/15/2010                                                        300,000                   300,799
COX Communications Inc
4.63%, 1/15/2010                                                         375,000                   362,147
CSC Holdings Inc
10.50%, 5/15/2016                                                        125,000                   132,969

Echostar DBS Corp
9.13%, 1/15/2009                                                         200,000                   209,250
                                                                                        -------------------
                                                                                                 1,005,165
                                                                                        -------------------
Casino Hotels (0.34%)
Harrah's Operating Co Inc
7.50%, 1/15/2009                                                         410,000                   432,867
Mirage Resorts Inc
6.75%, 8/ 1/2007                                                         200,000                   202,500
                                                                                        -------------------
                                                                                                   635,367
                                                                                        -------------------
Cellular Telecommunications (0.68%)
America Movil SA de CV
5.26%, 4/27/2007 (b)                                                     400,000                   400,800
Cingular Wireless LLC
5.63%, 12/15/2006                                                        170,000                   170,982
New Cingular Wireless Services Inc
7.35%, 3/ 1/2006                                                         245,000                   245,490
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                                        455,000                   456,293
                                                                                        -------------------
                                                                                                 1,273,565
                                                                                        -------------------
Chemicals - Diversified (0.19%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                         145,000                   145,086
Lyondell Chemical Co
9.63%, 5/ 1/2007                                                         200,000                   209,250
                                                                                        -------------------
                                                                                                   354,336
                                                                                        -------------------
Coatings & Paint (0.13%)
Valspar Corp
6.00%, 5/ 1/2007                                                         235,000                   236,475
                                                                                        -------------------

Commercial Banks (0.53%)
ANZ National International Ltd/London
4.67%, 4/14/2008 (a)(b)                                                  350,000                   350,420
Union Planters Bank NA
5.13%, 6/15/2007                                                         185,000                   184,814
VTB Capital SA for Vneshtorgbank
5.25%, 9/21/2007 (a)(b)                                                  180,000                   180,270
Wachovia Bank NA/Charlotte
7.80%, 8/18/2010                                                         250,000                   277,022
                                                                                        -------------------
                                                                                                   992,526
                                                                                        -------------------
Commercial Services (0.15%)
Aramark Services Inc
5.00%, 6/ 1/2012                                                         300,000                   288,797
                                                                                        -------------------

Commercial Services - Finance (0.05%)
Equifax Inc
4.95%, 11/ 1/2007                                                         90,000                    89,733
                                                                                        -------------------

Computer Services (0.06%)
Affiliated Computer Services Inc
4.70%, 6/ 1/2010                                                         115,000                   107,866
                                                                                        -------------------

Credit Card Asset Backed Securities (3.27%)
American Express Credit Account Master
4.87%, 9/15/2010 (b)                                                     250,000                   251,218
Bank One Issuance Trust
4.84%, 12/15/2010 (b)                                                    750,000                   753,779

Capital One Multi-Asset Execution Trust
4.69%, 12/15/2009 (b)                                                    405,000                   405,440
Chase Credit Card Master Trust
4.67%, 5/15/2009 (b)                                                     450,000                   449,980
4.80%, 1/17/2011 (b)                                                     750,000                   753,627
Citibank Credit Card Issuance Trust
4.85%, 6/25/2009 (b)                                                     300,000                   300,779
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                                         700,000                   718,810
Discover Card Master Trust I
6.05%, 8/18/2008                                                       1,085,000                 1,085,458
5.15%, 10/15/2009                                                        923,000                   925,526
4.65%, 4/16/2010 (b)                                                     350,000                   349,444
GE Capital Credit Card Master Note Trust
4.64%, 3/15/2013 (b)                                                     175,000                   174,991
                                                                                        -------------------
                                                                                                 6,169,052
                                                                                        -------------------
Cruise Lines (0.12%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                        225,000                   230,829
                                                                                        -------------------

Data Processing & Management (0.32%)
Certegy Inc
4.75%, 9/15/2008                                                         600,000                   598,670
                                                                                        -------------------

Diversified Financial Services (0.38%)
General Electric Capital Corp
4.52%, 1/15/2008 (b)                                                      75,000                    75,066
4.48%, 3/ 4/2008 (b)                                                     300,000                   300,098
4.41%, 2/ 2/2009 (b)                                                     345,000                   345,957
                                                                                        -------------------
                                                                                                   721,121
                                                                                        -------------------
Diversified Manufacturing Operations (0.13%)
Tyco International Group SA
6.13%, 1/15/2009                                                         240,000                   245,485
                                                                                        -------------------

Electric - Generation (0.11%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                       199,200                   215,136
                                                                                        -------------------

Electric - Integrated (4.10%)
Alabama Power Co
2.80%, 12/ 1/2006                                                         85,000                    83,513
4.58%, 8/25/2009 (b)                                                     180,000                   180,420
American Electric Power Co Inc
6.13%, 5/15/2006                                                         450,000                   451,423
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                                         425,000                   437,286
Dominion Resources Inc/VA
4.64%, 5/15/2006 (b)                                                     175,000                   175,138
4.82%, 9/28/2007 (b)                                                     270,000                   270,107
DTE Energy Co
6.45%, 6/ 1/2006                                                         100,000                   100,440
Entergy Gulf States Inc
5.21%, 12/ 8/2008 (a)(b)                                                 200,000                   199,994
Entergy Louisiana Inc
5.83%, 11/ 1/2010                                                        400,000                   399,791
Exelon Corp
4.45%, 6/15/2010                                                         300,000                   290,226

FPL Group Capital Inc
3.25%, 4/11/2006                                                         185,000                   184,437
4.09%, 2/16/2007                                                         200,000                   198,008
Georgia Power Co
4.53%, 2/17/2009 (b)                                                     195,000                   195,458
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                                        315,000                   311,995
Niagara Mohawk Power Corp
7.75%, 5/15/2006                                                         205,000                   206,666
Nisource Finance Corp
3.20%, 11/ 1/2006                                                        155,000                   152,867
Northeast Utilities
3.30%, 6/ 1/2008                                                         250,000                   239,241
Pepco Holdings Inc
5.50%, 8/15/2007                                                         130,000                   130,512
Pinnacle West Capital Corp
6.40%, 4/ 1/2006                                                         550,000                   551,653
Progress Energy Inc
6.75%, 3/ 1/2006                                                         390,000                   390,570
5.85%, 10/30/2008                                                        175,000                   177,467
PSEG Power LLC
3.75%, 4/ 1/2009                                                         525,000                   502,498
Public Service Co of Colorado
4.38%, 10/ 1/2008                                                        190,000                   187,124
Scottish Power PLC
4.91%, 3/15/2010                                                         450,000                   443,820
Southwestern Public Service Co
5.13%, 11/ 1/2006                                                        375,000                   374,826
TXU Corp
6.38%, 6/15/2006                                                         125,000                   125,414
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                                         170,000                   169,489
TXU Energy Co LLC
6.13%, 3/15/2008                                                         225,000                   228,080
Virginia Electric and Power Co
5.75%, 3/31/2006                                                          75,000                    75,079
Wisconsin Electric Power
3.50%, 12/ 1/2007                                                        295,000                   286,957
                                                                                        -------------------
                                                                                                 7,720,499
                                                                                        -------------------
Electronic Connectors (0.15%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                         275,000                   281,205
                                                                                        -------------------

Engines - Internal Combustion (0.16%)
Cummins Inc
9.50%, 12/ 1/2010                                                        275,000                   295,625
                                                                                        -------------------

Federal & Federally Sponsored Credit (0.97%)
Federal Farm Credit Bank
3.00%, 4/15/2008                                                       1,900,000                 1,830,299
                                                                                        -------------------

Finance - Auto Loans (0.31%)
Ford Motor Credit Co
6.88%, 2/ 1/2006                                                         100,000                   100,000
General Motors Acceptance Corp
5.24%, 5/18/2006 (b)                                                     225,000                   224,119

Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)                                                     270,000                   262,792
                                                                                        -------------------
                                                                                                   586,911
                                                                                        -------------------
Finance - Commercial (0.42%)
CIT Group Inc
4.49%, 8/15/2008 (b)                                                     225,000                   225,224
Textron Financial Corp
4.89%, 10/ 6/2006 (b)                                                    275,000                   275,701
5.79%, 11/15/2007 (b)                                                    275,000                   281,427
                                                                                        -------------------
                                                                                                   782,352
                                                                                        -------------------
Finance - Consumer Loans (1.12%)
American General Finance Corp
4.88%, 5/15/2010                                                         375,000                   369,958
HSBC Finance Corp
4.62%, 11/16/2009 (b)                                                    475,000                   476,187
4.75%, 4/15/2010                                                         200,000                   196,433
4.84%, 9/14/2012 (b)                                                     325,000                   325,018
SLM Corp
4.82%, 1/26/2009 (b)                                                     175,000                   175,231
5.55%, 3/ 2/2009 (b)                                                     475,000                   462,978
4.76%, 7/27/2009 (b)                                                     100,000                    99,762
                                                                                        -------------------
                                                                                                 2,105,567
                                                                                        -------------------
Finance - Credit Card (0.68%)
Capital One Bank
6.88%, 2/ 1/2006                                                         465,000                   465,000
6.70%, 5/15/2008                                                         300,000                   309,205
MBNA Corp
4.72%, 5/ 5/2008 (b)                                                     330,000                   332,625
MBNA Europe Funding Plc
4.55%, 9/ 7/2007 (a)(b)                                                  175,000                   175,062
                                                                                        -------------------
                                                                                                 1,281,892
                                                                                        -------------------
Finance - Investment Banker & Broker (3.12%)
Bear Stearns Cos Inc/The
4.96%, 1/30/2009 (b)                                                     300,000                   301,488
Citigroup Inc
4.13%, 2/22/2010                                                         525,000                   508,459
4.52%, 5/18/2010 (b)                                                     575,000                   575,678
Credit Suisse First Boston USA Inc
4.53%, 6/ 2/2008 (b)                                                     550,000                   550,569
Goldman Sachs Group Inc
4.94%, 7/23/2009 (b)                                                     175,000                   176,039
4.62%, 3/ 2/2010 (b)                                                     300,000                   300,021
6.88%, 1/15/2011                                                         450,000                   481,533
JPMorgan Chase & Co
4.72%, 10/ 2/2009 (b)                                                    800,000                   802,026
Lehman Brothers Holdings E-Capital Trust I
5.15%, 8/19/2065 (a)(b)                                                  200,000                   200,538
Lehman Brothers Holdings Inc
4.56%, 11/10/2009 (b)                                                    350,000                   351,496
4.25%, 1/27/2010                                                         240,000                   233,184
Merrill Lynch & Co Inc
4.54%, 2/ 6/2009 (b)                                                     150,000                   150,452
5.51%, 3/ 2/2009 (b)                                                     195,000                   190,006
4.51%, 2/ 5/2010 (b)                                                     200,000                   200,210
Morgan Stanley
4.00%, 1/15/2010                                                         425,000                   406,751
4.88%, 1/15/2010 (b)                                                     455,000                   456,416
                                                                                        -------------------
                                                                                                 5,884,866
                                                                                        -------------------

                                                                                        -------------------
Finance - Leasing Company (0.30%)
International Lease Finance Corp
5.80%, 8/15/2007                                                         165,000                   166,483
5.00%, 1/15/2010 (b)                                                     400,000                   402,093
                                                                                        -------------------
                                                                                                   568,576
                                                                                        -------------------
Finance - Mortgage Loan/Banker (4.02%)
Countrywide Financial Corp
4.54%, 5/ 5/2008 (b)                                                     380,000                   380,509
4.77%, 12/19/2008 (b)                                                    230,000                   229,957
Fannie Mae
4.83%, 2/25/2032 (b)                                                     532,448                   533,253
4.78%, 3/25/2035 (b)                                                     187,674                   187,511
Fannie Mae Whole Loan
4.73%, 5/25/2035 (b)                                                     571,672                   574,422
Freddie Mac
3.88%, 6/15/2008 (d)                                                   3,300,000                 3,233,624
5.50%, 1/15/2017                                                         118,083                   118,425
4.00%, 1/15/2022                                                         800,000                   790,464
4.92%, 6/15/2023 (b)                                                     393,410                   396,949
4.67%, 4/15/2030 (b)                                                     200,000                   199,999
4.77%, 10/15/2034 (b)                                                    368,946                   368,413
Residential Capital Corp
5.90%, 6/29/2007 (b)                                                     550,000                   553,772
                                                                                        -------------------
                                                                                                 7,567,298
                                                                                        -------------------
Finance - Other Services (0.17%)
National Rural Utilities Cooperative Finance
6.00%, 5/15/2006                                                         325,000                   326,007
                                                                                        -------------------

Food - Meat Products (0.16%)
Tyson Foods Inc
7.25%, 10/ 1/2006                                                        300,000                   304,112
                                                                                        -------------------

Food - Miscellaneous/Diversified (0.56%)
Campbell Soup Co
5.50%, 3/15/2007                                                         365,000                   365,618
General Mills Inc
5.13%, 2/15/2007                                                         115,000                   115,174
HJ Heinz Co
6.43%, 12/ 1/2008 (a)(b)                                                 125,000                   128,646
Kraft Foods Inc
4.63%, 11/ 1/2006                                                        440,000                   438,841
                                                                                        -------------------
                                                                                                 1,048,279
                                                                                        -------------------
Food - Retail (0.51%)
Kroger Co/The
6.38%, 3/ 1/2008                                                         450,000                   458,681
Safeway Inc
6.15%, 3/ 1/2006                                                         325,000                   324,906
6.50%, 11/15/2008                                                        175,000                   179,717
                                                                                        -------------------
                                                                                                   963,304
                                                                                        -------------------
Gas - Distribution (0.13%)
Sempra Energy
4.75%, 5/15/2009                                                         150,000                   147,811
Southern California Gas Co
4.58%, 12/ 1/2009 (b)                                                    100,000                   100,135
                                                                                        -------------------
                                                                                                   247,946
                                                                                        -------------------

Home Equity - Other (6.74%)
ACE Securities Corp
4.74%, 8/25/2035 (b)                                                     750,000                   749,974
4.73%, 10/25/2035 (b)                                                    400,000                   399,986
Ameriquest Mortgage Securities Inc
4.26%, 8/25/2033                                                         145,951                   145,390
Asset Backed Funding Certificates
4.79%, 2/25/2035 (b)                                                     226,363                   226,418
Bear Stearns Asset Backed Securities Inc
5.13%, 3/25/2034 (b)                                                     565,000                   564,979
4.77%, 2/25/2035 (b)                                                     450,000                   450,257
Encore Credit Receivables Trust
4.73%, 2/25/2035 (b)                                                     525,000                   525,138
First NLC Trust
4.86%, 5/25/2035 (b)                                                     608,416                   607,381
First-Citizens Home Equity Loan LLC
4.68%, 9/15/2022 (a)(b)                                                  374,843                   375,882
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (b)                                                     800,000                   789,815
IXIS Real Estate Capital Trust
4.77%, 12/25/2035 (b)                                                    450,000                   450,319
Mastr Asset Backed Securities Trust
5.03%, 3/25/2035 (b)                                                     575,000                   575,714
Merrill Lynch Mortgage Investors Inc
4.73%, 2/25/2036 (b)                                                     475,000                   475,146
Morgan Stanley ABS Capital I
4.82%, 11/25/2034 (b)                                                    200,000                   200,230
4.75%, 12/25/2034 (b)                                                     44,038                    44,080
4.78%, 9/25/2035 (b)                                                     800,000                   800,616
New Century Home Equity Loan Trust
4.82%, 3/25/2035 (b)                                                     127,918                   128,017
Option One Mortgage Loan Trust
4.77%, 2/25/2035 (b)                                                     895,162                   896,028
4.75%, 5/25/2035 (b)                                                     600,000                   600,466
Residential Asset Securities Corp
4.47%, 3/25/2032                                                       1,410,000                 1,396,508
6.33%, 4/25/2032 (b)                                                      44,649                    44,687
4.79%, 12/25/2033 (b)                                                    944,757                   946,466
5.68%, 3/25/2035 (b)                                                      50,000                    49,853
4.73%, 5/25/2035 (b)                                                     575,000                   575,197
Structured Asset Securities Corp
4.75%, 3/25/2035 (b)                                                     675,000                   675,233
                                                                                        -------------------
                                                                                                12,693,780
                                                                                        -------------------
Home Equity - Sequential (0.78%)
Chase Funding Loan Acquisition Trust
2.98%, 2/25/2030                                                          83,076                    82,696
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                                        370,867                   368,741
4.76%, 11/25/2033                                                      1,000,000                   992,932
Residential Asset Securities Corp
3.37%, 11/25/2028                                                         33,521                    33,413
                                                                                        -------------------
                                                                                                 1,477,782
                                                                                        -------------------
Insurance Brokers (0.30%)
AON Corp
6.95%, 1/15/2007 (b)                                                     170,000                   172,487
Marsh & McLennan Cos Inc
4.72%, 7/13/2007 (b)                                                     175,000                   174,720

Marsh & McLennan Cos Inc (continued)
3.63%, 2/15/2008                                                         220,000                   213,044
                                                                                        -------------------
                                                                                                   560,251
                                                                                        -------------------
Investment Management & Advisory Services (0.22%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                        420,000                   422,026
                                                                                        -------------------

Life & Health Insurance (0.96%)
Cigna Corp
8.25%, 1/ 1/2007                                                         250,000                   256,456
Lincoln National Corp
5.25%, 6/15/2007                                                         160,000                   160,147
Pacific Life Global Funding
4.73%, 6/22/2011 (a)(b)                                                  175,000                   175,024
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                         550,000                   553,808
Prudential Financial Inc
4.63%, 6/13/2008 (b)                                                     250,000                   250,275
Sun Life Financial Global Funding LP
4.78%, 7/ 6/2010 (a)(b)                                                  175,000                   175,215
Torchmark Corp
6.25%, 12/15/2006                                                        245,000                   246,537
                                                                                        -------------------
                                                                                                 1,817,462
                                                                                        -------------------
Medical - HMO (0.10%)
WellPoint Inc
3.50%, 9/ 1/2007                                                         200,000                   194,887
                                                                                        -------------------

Medical - Hospitals (0.05%)
HCA Inc
7.00%, 7/ 1/2007                                                          85,000                    86,631
                                                                                        -------------------

Medical Laboratory & Testing Service (0.23%)
Quest Diagnostics Inc
5.13%, 11/ 1/2010 (a)                                                    425,000                   423,816
                                                                                        -------------------

Medical Products (0.16%)
Mallinckrodt Inc
6.50%, 11/15/2007                                                        300,000                   305,196
                                                                                        -------------------

Money Center Banks (0.07%)
Bank of New York/The
4.14%, 8/ 2/2007                                                         130,000                   128,498
                                                                                        -------------------

Mortgage Backed Securities (28.67%)
ACT Depositor Corp
4.81%, 9/22/2041 (a)(b)(c)                                               775,000                   775,000
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                        488,353                   500,247
0.10%, 10/10/2045                                                     87,630,000                   515,878
Banc of America Mortgage Securities
4.79%, 5/25/2035 (b)                                                     950,000                   937,757
Bear Stearns Alt-A Trust
4.81%, 7/25/2035 (b)                                                     101,660                   101,731
Bear Stearns Commercial Mortgage Securities Inc
4.79%, 6/15/2017 (a)(b)                                                  525,000                   525,248
7.64%, 2/15/2032                                                         370,779                   383,784
3.97%, 11/11/2035                                                        389,797                   379,240
0.58%, 5/11/2039 (a)(b)                                                3,552,244                    78,423
Bear Stearns Commercial Mortgage Securities Inc (continued)
0.27%, 2/11/2041 (b)                                                  25,461,225                   328,272
4.13%, 11/11/2041                                                      1,000,000                   969,519
4.57%, 7/11/2042                                                         500,000                   485,480
Bella Vista Mortgage Trust
4.74%, 5/20/2045 (b)                                                     501,986                   504,488
Chase Commercial Mortgage Securities Co
7.56%, 10/15/2032                                                        500,000                   545,999
Chase Commercial Mortgage Securities Corp
7.03%, 1/15/2032                                                         198,035                   199,974
Chase Manhattan Bank-First Union National
7.13%, 8/15/2031                                                       1,100,199                 1,112,986
Commercial Mortgage Acceptance Corp
6.79%, 6/15/2031                                                          13,437                    13,422
Commercial Mortgage Pass Through Certificates
3.25%, 6/10/2038                                                         260,565                   244,556
Countrywide Alternative Loan Trust
4.79%, 7/20/2035 (b)(c)                                                  528,020                   528,847
Countrywide Asset-Backed Certificates
4.81%, 11/25/2035 (b)                                                    425,000                   425,057
4.80%, 1/25/2036 (b)                                                     800,000                   800,614
Countrywide Home Loan Mortgage Pass Through
4.50%, 1/25/2033                                                          84,344                    83,457
4.49%, 12/25/2033                                                      1,500,000                 1,458,032
4.57%, 6/20/2035 (b)                                                     800,000                   789,174
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                        500,000                   507,432
6.38%, 12/16/2035                                                        600,000                   628,351
0.26%, 8/15/2038 (a)                                                  51,500,000                   741,652
First Union Commercial Mortgage Securities
7.38%, 4/18/2029                                                         320,623                   324,885
First Union National Bank Commercial Mortgage
5.59%, 2/12/2034                                                          36,309                    36,760
First Union-Lehman Brothers-Bank of America
6.56%, 11/18/2035                                                        133,683                   137,107
Ge Capital Commercial Mortgage Corp
6.32%, 1/15/2033                                                          21,075                    21,071
5.99%, 12/10/2035                                                        330,000                   338,743
3.35%, 8/11/2036                                                         238,677                   234,864
0.64%, 3/10/2040 (a)(b)                                                3,138,685                    73,219
GMAC Commercial Mortgage Securities Inc
6.57%, 9/15/2033                                                          45,916                    45,992
0.48%, 8/10/2038 (a)(b)                                               72,151,606                 1,307,748
4.32%, 10/15/2038                                                         81,648                    81,225
Greenpoint Mortgage Funding Trust
4.80%, 6/25/2045 (b)                                                     435,794                   436,796
4.83%, 6/25/2045 (b)                                                     465,325                   466,116
4.84%, 10/25/2045 (b)                                                    606,222                   607,288
Greenwich Capital Commercial Funding Co
0.13%, 4/10/2037                                                     164,800,000                 1,194,470
GSR Mortgage Loan Trust
4.79%, 7/25/2035 (b)                                                     821,697                   808,891
Heller Financial Commercial Mortgage Asset
7.83%, 1/17/2034 (b)                                                   1,000,000                 1,094,828
Impac CMB Trust
5.00%, 10/25/2033 (b)                                                    245,786                   245,826
5.03%, 10/25/2033 (b)                                                    236,804                   236,901
4.84%, 4/25/2035 (b)                                                     413,099                   413,329
4.96%, 4/25/2035 (b)                                                     287,168                   287,599
4.83%, 8/25/2035 (b)                                                     234,266                   234,340
Impac CMB Trust (continued)
5.04%, 8/25/2035 (b)                                                     183,309                   183,811
5.07%, 8/25/2035 (b)                                                     285,148                   286,087
Impac Secured Assets CMN Owner Trust
3.71%, 3/25/2034                                                         266,983                   265,182
Indymac Index Mortgage Loan Trust
4.83%, 4/25/2034 (b)                                                     657,943                   659,016
4.76%, 4/25/2035 (b)                                                     357,674                   357,816
4.86%, 4/25/2035 (b)                                                     305,294                   306,070
4.83%, 8/25/2035 (b)                                                     467,931                   468,686
JP Morgan Chase Commercial Mortgage Securities
4.55%, 5/12/2034                                                         188,780                   188,149
4.47%, 11/15/2035                                                          1,453                     1,450
6.04%, 11/15/2035                                                        800,000                   815,661
4.37%, 10/12/2037                                                        602,956                   591,515
3.48%, 6/12/2041                                                         618,133                   598,890
JP Morgan Commercial Mortgage Finance Corp
7.16%, 9/15/2029                                                         155,000                   158,985
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                                         831,814                   809,621
5.14%, 6/25/2035 (b)                                                     713,209                   708,378
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                         704,136                   715,850
5.40%, 3/15/2026                                                         239,347                   239,674
5.97%, 3/15/2026                                                         295,000                   298,288
4.90%, 6/15/2026                                                       1,685,000                 1,680,937
2.60%, 5/15/2027                                                          71,984                    69,221
3.09%, 5/15/2027                                                         300,000                   287,823
4.19%, 8/15/2029                                                         220,000                   213,591
3.63%, 10/15/2029                                                      1,121,411                 1,091,540
1.20%, 3/15/2036 (a)(b)                                                2,294,519                    88,536
Lehman XS Trust
4.48%, 11/25/2035 (b)(c)                                               1,085,350                 1,085,350
Merrill Lynch Mortgage Investors Inc
7.12%, 6/18/2029                                                          53,104                    53,309
Merrill Lynch Mortgage Trust
0.22%, 11/12/2035 (a)(b)                                              40,255,395                   361,453
0.16%, 7/12/2038                                                     143,000,000                 1,412,268
3.59%, 9/12/2041                                                         323,404                   315,231
0.31%, 9/12/2042 (b)                                                  71,536,523                   979,263
Morgan Stanley Capital I
4.60%, 5/24/2043 (a)(b)(c)                                               750,000                   750,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                         205,868                   212,269
5.33%, 12/18/2032                                                        156,166                   155,974
Nationslink Funding Corp
7.23%, 6/20/2031                                                         750,000                   782,483
PNC Mortgage Acceptance Corp
7.11%, 12/10/2032                                                         28,527                    28,700
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                                        436,458                   449,834
Sequoia Mortgage Trust
4.72%, 2/20/2035 (b)                                                     152,550                   152,477
Specialty Underwriting & Residential Finance
5.04%, 2/25/2035 (b)                                                      85,000                    85,342
4.76%, 12/25/2035 (b)                                                  1,000,000                 1,000,268
4.76%, 3/25/2036 (b)                                                     460,000                   460,470
Structured Adjustable Rate Mortgage Loan Trust
4.70%, 7/25/2034 (b)                                                   1,000,000                   981,128
5.23%, 8/25/2034 (b)                                                     473,238                   474,041
Structured Adjustable Rate Mortgage Loan Trust (continued)
4.78%, 3/25/2035 (b)                                                     425,000                   425,121
Structured Asset Mortgage Investments Inc
4.83%, 5/25/2045 (b)                                                     436,530                   438,048
4.84%, 9/25/2045 (b)                                                     438,008                   439,663
Thornburg Mortgage Securities Trust
4.79%, 10/25/2035 (b)                                                    576,295                   576,796
Wachovia Bank Commercial Mortgage Trust
0.26%, 1/15/2041 (a)(b)                                               22,273,995                   212,004
0.53%, 4/15/2042 (a)(b)                                               81,004,558                 1,430,703
Washington Mutual Inc
4.48%, 3/25/2033 (b)                                                     570,236                   561,645
3.18%, 9/25/2033                                                         127,991                   126,367
4.07%, 10/25/2033 (b)                                                  1,250,000                 1,220,066
4.84%, 9/25/2035 (b)                                                   1,107,453                 1,095,975
4.86%, 7/25/2044 (b)                                                     342,178                   343,866
4.93%, 1/25/2045 (b)                                                   1,625,000                 1,628,747
4.76%, 4/25/2045 (b)                                                      64,062                    63,973
4.80%, 4/25/2045 (b)                                                     286,144                   285,989
4.82%, 7/25/2045 (b)                                                     540,450                   540,862
4.78%, 11/25/2045 (b)                                                    616,296                   617,261
                                                                                        -------------------
                                                                                                54,024,341
                                                                                        -------------------
Multi-line Insurance (0.97%)
ACE Ltd
6.00%, 4/ 1/2007                                                         200,000                   201,733
Allstate Corp/The
5.38%, 12/ 1/2006                                                        180,000                   180,397
7.20%, 12/ 1/2009                                                        475,000                   509,529
CNA Financial Corp
6.60%, 12/15/2008                                                        375,000                   386,446
Hartford Financial Services Group Inc
2.38%, 6/ 1/2006                                                         150,000                   148,784
4.70%, 9/ 1/2007                                                         210,000                   208,431
Metlife Inc
5.25%, 12/ 1/2006                                                        200,000                   200,226
                                                                                        -------------------
                                                                                                 1,835,546
                                                                                        -------------------
Multimedia (0.95%)
EW Scripps Co
4.30%, 6/30/2010                                                         230,000                   221,228
Media General Inc
6.95%, 9/ 1/2006                                                         200,000                   201,221
News America Inc
4.75%, 3/15/2010                                                         400,000                   392,268
Thomson Corp/The
5.75%, 2/ 1/2008                                                         185,000                   186,980
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                                         350,000                   365,734
Time Warner Inc
6.13%, 4/15/2006                                                         425,000                   425,863
                                                                                        -------------------
                                                                                                 1,793,294
                                                                                        -------------------
Mutual Insurance (0.24%)
Health Care Service Corp
7.75%, 6/15/2011 (a)                                                     400,000                   444,732
                                                                                        -------------------

Oil - Field Services (0.11%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (b)                                                     200,000                   207,000
                                                                                        -------------------


Oil Company - Exploration & Production (0.30%)
Kerr-McGee Corp
7.00%, 11/ 1/2011                                                        200,000                   200,000
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                                         350,000                   356,475
                                                                                        -------------------
                                                                                                   556,475
                                                                                        -------------------
Oil Company - Integrated (0.18%)
Marathon Oil Corp
5.38%, 6/ 1/2007                                                         150,000                   150,622
Occidental Petroleum Corp
4.00%, 11/30/2007                                                        190,000                   186,670
                                                                                        -------------------
                                                                                                   337,292
                                                                                        -------------------
Oil Field Machinery & Equipment (0.12%)
Cooper Cameron Corp
2.65%, 4/15/2007                                                         225,000                   217,529
                                                                                        -------------------

Oil Refining & Marketing (0.15%)
Valero Energy Corp
7.38%, 3/15/2006                                                         285,000                   285,445
                                                                                        -------------------

Paper & Related Products (0.25%)
Georgia-Pacific Corp
7.50%, 5/15/2006                                                         225,000                   225,562
Union Camp Corp
7.00%, 8/15/2006                                                         249,000                   250,749
                                                                                        -------------------
                                                                                                   476,311
                                                                                        -------------------
Pharmacy Services (0.05%)
Caremark Rx Inc
7.38%, 10/ 1/2006                                                        100,000                   101,477
                                                                                        -------------------

Pipelines (0.17%)
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                         200,000                   192,801
Kinder Morgan Energy Partners LP
5.35%, 8/15/2007                                                         125,000                   125,058
                                                                                        -------------------
                                                                                                   317,859
                                                                                        -------------------
Power Converter & Supply Equipment (0.07%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                         140,000                   140,157
                                                                                        -------------------

Property & Casualty Insurance (0.97%)
Markel Corp
7.00%, 5/15/2008                                                         450,000                   464,862
Safeco Corp
4.88%, 2/ 1/2010                                                         300,000                   296,627
St Paul Travelers Cos Inc/The
8.13%, 4/15/2010                                                         550,000                   607,486
Travelers Property Casualty Corp
3.75%, 3/15/2008                                                         105,000                   102,443
WR Berkley Corp
9.88%, 5/15/2008                                                         325,000                   358,656
                                                                                        -------------------
                                                                                                 1,830,074
                                                                                        -------------------
Property Trust (0.12%)
Westfield Capital Corp Ltd
4.56%, 11/ 2/2007 (a)(b)                                                 225,000                   225,608
                                                                                        -------------------


Publishing - Books (0.26%)
Reed Elsevier Capital Inc
6.13%, 8/ 1/2006                                                         165,000                   165,887
4.82%, 6/15/2010 (b)                                                     320,000                   320,957
                                                                                        -------------------
                                                                                                   486,844
                                                                                        -------------------
Publishing - Periodicals (0.11%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                        200,000                   216,000
                                                                                        -------------------

Real Estate Operator & Developer (0.22%)
Duke Realty LP
3.35%, 1/15/2008                                                         175,000                   168,371
EOP Operating LP
7.75%, 11/15/2007                                                        240,000                   250,345
                                                                                        -------------------
                                                                                                   418,716
                                                                                        -------------------
Regional Banks (1.86%)
Bank of America Corp
4.50%, 2/17/2009 (b)                                                     450,000                   451,185
7.40%, 1/15/2011                                                         750,000                   822,547
Keycorp
4.81%, 7/23/2007 (b)                                                     275,000                   275,661
PNC Funding Corp
5.75%, 8/ 1/2006                                                         320,000                   321,219
4.50%, 3/10/2010                                                         350,000                   341,944
Wachovia Corp
4.56%, 3/ 1/2012 (b)                                                     850,000                   849,264
Wells Fargo
4.52%, 3/10/2008 (b)                                                     450,000                   450,142
                                                                                        -------------------
                                                                                                 3,511,962
                                                                                        -------------------
Reinsurance (0.22%)
Berkshire Hathaway Finance Corp
4.75%, 5/15/2012                                                         425,000                   415,241
                                                                                        -------------------

REITS - Apartments (0.18%)
Camden Property Trust
5.88%, 6/ 1/2007                                                          45,000                    45,285
4.38%, 1/15/2010                                                         200,000                   193,406
United Dominion Realty Trust Inc
4.50%, 3/ 3/2008                                                         110,000                   108,111
                                                                                        -------------------
                                                                                                   346,802
                                                                                        -------------------
REITS - Diversified (0.29%)
iStar Financial Inc
5.73%, 3/12/2007 (b)                                                     275,000                   277,654
4.83%, 3/ 3/2008 (b)                                                     275,000                   275,156
                                                                                        -------------------
                                                                                                   552,810
                                                                                        -------------------
REITS - Office Property (0.11%)
Brandywine Operating Partnership Lp /pa
5.63%, 12/15/2010                                                        205,000                   205,000
                                                                                        -------------------

REITS - Regional Malls (0.15%)
Simon Property Group LP
3.75%, 1/30/2009                                                         225,000                   215,823
4.60%, 6/15/2010                                                          65,000                    63,355
                                                                                        -------------------
                                                                                                   279,178
                                                                                        -------------------
REITS - Shopping Centers (0.36%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                                         335,000                   321,057

Kimco Realty Corp
4.45%, 8/ 1/2006 (b)                                                     350,000                   350,187
                                                                                        -------------------
                                                                                                   671,244
                                                                                        -------------------
Retail - Auto Parts (0.09%)
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                                         175,000                   175,088
                                                                                        -------------------

Retail - Major Department Store (0.24%)
May Department Stores Co/The
3.95%, 7/15/2007                                                         455,000                   446,739
                                                                                        -------------------

Retail - Restaurants (0.37%)
Yum! Brands Inc
8.50%, 4/15/2006                                                         500,000                   503,409
7.65%, 5/15/2008                                                         175,000                   183,967
                                                                                        -------------------
                                                                                                   687,376
                                                                                        -------------------
Savings & Loans - Thrifts (0.64%)
Amsouth Bank NA/Birmingham AL
2.82%, 11/ 3/2006                                                        165,000                   162,469
Washington Mutual Inc
4.65%, 3/20/2008 (b)                                                     225,000                   225,104
4.00%, 1/15/2009                                                         200,000                   193,899
4.90%, 1/15/2010 (b)                                                     275,000                   275,261
4.80%, 3/22/2012 (b)                                                     350,000                   348,523
                                                                                        -------------------
                                                                                                 1,205,256
                                                                                        -------------------
Sovereign (0.15%)
Mexico Government International Bond
8.38%, 1/14/2011                                                         250,000                   283,750
                                                                                        -------------------

Special Purpose Banks (0.20%)
Korea Development Bank
7.25%, 5/15/2006                                                         200,000                   201,353
3.88%, 3/ 2/2009                                                         175,000                   169,127
                                                                                        -------------------
                                                                                                   370,480
                                                                                        -------------------
Special Purpose Entity (0.42%)
Fondo LatinoAmericano De Reservas
3.00%, 8/ 1/2006 (a)                                                     175,000                   173,298
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                         185,000                   174,186
Xlliac Global Funding
4.62%, 6/ 2/2008 (a)(b)                                                  450,000                   450,267
                                                                                        -------------------
                                                                                                   797,751
                                                                                        -------------------
Supranational Bank (0.29%)
Corp Andina de Fomento
4.51%, 6/16/2006 (b)                                                     225,000                   225,007
7.38%, 1/18/2011                                                         300,000                   326,020
                                                                                        -------------------
                                                                                                   551,027
                                                                                        -------------------
Telecommunication Services (0.21%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                                       200,000                   210,750
TELUS Corp
7.50%, 6/ 1/2007                                                         175,000                   180,131
                                                                                        -------------------
                                                                                                   390,881
                                                                                        -------------------
Telephone - Integrated (1.91%)
AT&T Inc
4.39%, 6/ 5/2006 (a)                                                     150,000                   149,688
5.30%, 11/15/2010                                                        250,000                   249,519
BellSouth Corp
4.26%, 4/26/2021 (a)                                                     325,000                   324,554
British Telecommunications PLC
8.38%, 12/15/2010                                                        200,000                   226,663
France Telecom SA
7.20%, 3/ 1/2006 (b)                                                     225,000                   225,401
MCI Inc
7.69%, 5/ 1/2009 (b)                                                     360,000                   371,250
Mountain States Tel & Tel
6.00%, 8/ 1/2007                                                         225,000                   225,000
Sprint Capital Corp
7.63%, 1/30/2011                                                         250,000                   275,040
Telecom Italia Capital SA
4.00%, 11/15/2008                                                        320,000                   309,770
4.88%, 10/ 1/2010                                                        250,000                   243,994
4.73%, 2/ 1/2011 (b)                                                     415,000                   417,549
Telefonica Europe BV
7.75%, 9/15/2010                                                         375,000                   409,053
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                        175,000                   171,085
                                                                                        -------------------
                                                                                                 3,598,566
                                                                                        -------------------
Textile - Home Furnishings (0.10%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                         180,000                   182,305
                                                                                        -------------------

Transport - Rail (0.67%)
Burlington Northern RR Co
9.25%, 10/ 1/2006                                                        150,000                   154,049
CSX Corp
4.56%, 8/ 3/2006 (b)                                                     152,000                   152,216
6.25%, 10/15/2008                                                        375,000                   385,646
Norfolk Southern Corp
6.00%, 4/30/2008                                                         300,000                   304,932
Union Pacific Corp
3.88%, 2/15/2009                                                         275,000                   264,687
                                                                                        -------------------
                                                                                                 1,261,530
                                                                                        -------------------
TOTAL BONDS                                                                            $       161,492,996
                                                                                        -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (19.46%)
Federal Home Loan
Mortgage Corporation (FHLMC) (3.93%)
6.00%, 8/ 1/2006                                                         130,455                   131,069
5.50%, 12/ 1/2008                                                         33,261                    33,447
5.50%, 2/ 1/2009                                                          66,858                    67,167
5.50%, 3/ 1/2009                                                          39,539                    39,722
5.50%, 4/ 1/2009                                                          78,270                    78,632
6.50%, 4/ 1/2009                                                          20,968                    21,504
5.00%, 9/ 1/2009                                                          92,593                    92,337
9.00%, 9/ 1/2009                                                          19,910                    20,145
4.50%, 10/ 1/2009                                                        228,191                   224,539
4.50%, 11/ 1/2009                                                        156,879                   154,368
4.50%, 12/ 1/2009                                                        375,940                   369,923
4.50%, 1/ 1/2010                                                         160,273                   157,564
4.50%, 2/ 1/2010                                                         544,323                   535,124
4.50%, 4/ 1/2010                                                         227,607                   223,760
4.50%, 9/ 1/2010                                                         374,781                   368,447
4.50%, 11/ 1/2010                                                        971,051                   954,639
4.50%, 2/ 1/2011                                                         150,017                   147,365
4.50%, 4/ 1/2011                                                         178,376                   175,222
4.50%, 6/ 1/2011                                                         567,221                   558,790

4.50%, 7/ 1/2011                                                         200,679                   197,131
4.50%, 10/ 1/2011                                                        348,157                   342,001
4.50%, 11/ 1/2011                                                        825,324                   810,732
6.50%, 4/ 1/2015                                                          11,313                    11,673
6.50%, 12/ 1/2015                                                         53,348                    54,739
7.00%, 12/ 1/2022                                                        172,328                   178,815
7.50%, 12/ 1/2029                                                          5,766                     6,051
7.25%, 12/ 1/2007                                                         17,227                    17,429
8.00%, 12/ 1/2011                                                          8,138                     8,350
8.25%, 1/ 1/2012                                                           5,516                     5,752
4.61%, 1/ 1/2035 (b)                                                     499,205                   492,718
4.84%, 9/ 1/2035 (b)                                                     929,028                   926,810
                                                                                        -------------------
                                                                                                 7,405,965
                                                                                        -------------------
Federal National Mortgage Association (FNMA) (5.10%)
8.00%, 10/ 1/2006                                                            582                       586
5.50%, 2/ 1/2009                                                         211,468                   212,183
5.50%, 5/ 1/2009                                                           9,742                     9,775
5.50%, 10/ 1/2009                                                        115,663                   116,055
4.50%, 12/ 1/2009                                                         33,352                    32,781
4.50%, 3/ 1/2010                                                         286,541                   281,391
4.00%, 5/ 1/2010                                                         567,777                   549,658
4.50%, 5/ 1/2010                                                         105,408                   103,513
4.00%, 6/ 1/2010                                                         296,123                   286,673
4.00%, 7/ 1/2010                                                         468,533                   453,581
4.00%, 8/ 1/2010                                                         235,024                   227,524
4.50%, 8/ 1/2011                                                         457,043                   448,441
4.50%, 9/ 1/2011                                                         201,300                   197,512
8.50%, 5/ 1/2022                                                          44,633                    48,262
9.00%, 2/ 1/2025                                                          12,637                    13,767
8.00%, 5/ 1/2027                                                          12,615                    13,486
6.00%, 7/ 1/2028                                                          98,913                   100,160
7.50%, 10/ 1/2029                                                         23,875                    25,026
4.38%, 7/ 1/2034 (b)                                                   1,062,284                 1,048,050
4.29%, 8/ 1/2034 (b)                                                     614,933                   605,142
4.42%, 9/ 1/2034 (b)                                                     825,950                   811,590
2.91%, 1/ 1/2035 (b)                                                     740,702                   752,476
4.50%, 1/ 1/2035 (b)                                                     762,033                   751,482
3.11%, 2/ 1/2035 (b)                                                     784,934                   798,962
4.56%, 4/ 1/2035 (b)                                                   1,030,231                 1,013,757
3.53%, 6/ 1/2035 (b)                                                     693,303                   705,546
                                                                                        -------------------
                                                                                                 9,607,379
                                                                                        -------------------
U.S. Treasury (10.43%)
4.25%, 10/31/2007 (d)                                                 11,875,000                11,817,014
3.88%, 5/15/2010 (d)                                                   1,150,000                 1,121,700
4.50%, 11/15/2010                                                        500,000                   499,804
4.88%, 2/15/2012 (d)                                                   3,325,000                 3,385,914
4.38%, 8/15/2012                                                       2,850,000                 2,825,174
                                                                                        -------------------
                                                                                                19,649,606
                                                                                        -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                  $        36,662,950
                                                                                        -------------------
SHORT TERM INVESTMENTS (0.74%)
Commercial Paper (0.74%)
COX Enterprises Inc
4.77%, 2/15/2006 (a)                                                     400,000                   400,000

Investment in Joint Trading Account; HSBC Funding
4.48%, 2/ 1/2006                                                       1,007,244                 1,007,244
                                                                                        -------------------
                                                                                                 1,407,244
                                                                                        -------------------
TOTAL SHORT TERM INVESTMENTS                                                           $         1,407,244
                                                                                        -------------------
Total Investments                                                                      $       199,563,190
Liabilities in Excess of Other Assets, Net - (5.91)%                                          (11,140,573)
                                                                                        -------------------
TOTAL NET ASSETS - 100.00%                                                             $       188,422,617
                                                                                        ===================
                                                                                        -------------------

                                                                                        ===================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,295,497 or 7.06% of net assets.

(b)  Variable Rate

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,956,458 or 2.10% of net assets.

(d) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $12,850,000 or 6.82% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $           134,109
Unrealized Depreciation                                        (2,952,700)
                                                        -------------------
Net Unrealized Appreciation (Depreciation)                     (2,818,591)
Cost for federal income tax purposes                           202,381,781


                                                         SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                             Unrealized
                                                                                               Notional     Appreciation/
Description                                                                                     Amount      (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Receive a monthly return equal to the Lehman ERISA Eligible
CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires February 2006.     $   1,900,000  $   (7,347)



                                          SCHEDULE OF FUTURES CONTRACTS
                                                                                     Current        Unrealized
                                                   Number of      Original            Market      Appreciation/
Type                                               Contracts       Value              Value       (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Buy:
U.S. 5 Year Note (CBT); March 2006                     59          $6,280,734       $6,238,328    $(42,406)

Portfolio Summary (unaudited)
------------------------------------------------------------------------------------------------------------
Sector                                                                                              Percent
------------------------------------------------------------------------------------------------------------
Mortgage Securities                                                                                  38.81%
Asset Backed Securities                                                                              18.24%
Financial                                                                                            16.70%
Government                                                                                           13.56%
Communications                                                                                        4.86%
Utilities                                                                                             4.34%
Consumer, Non-cyclical                                                                                3.15%
Consumer, Cyclical                                                                                    2.29%
Industrial                                                                                            2.00%
Energy                                                                                                1.02%
Basic Materials                                                                                       0.57%
Technology                                                                                            0.37%
Liabilities in Excess of Other Assets, Net                                                         (-5.91%)
                                                                                              --------------
TOTAL NET ASSETS                                                                                    100.00%

                                                                                              ==============

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Futures                                           3.31%
Total Return Swaps                                0.00%


Schedule of Investments
January 31, 2006 (unaudited)
SmallCap Blend Fund
                                                                  Shares
                                                                   Held                      Value
                                                           -----------------------------------------------
COMMON STOCKS (100.27%)
Advertising Services (0.47%)
RH Donnelley Corp (a)(b)                                                 23,064       $         1,513,460
                                                                                       -------------------

Aerospace & Defense (1.00%)
Armor Holdings Inc (a)(b)                                                28,909                 1,378,092
Teledyne Technologies Inc (b)                                            55,739                 1,821,551
                                                                                       -------------------
                                                                                                3,199,643
                                                                                       -------------------
Aerospace & Defense Equipment (0.48%)
DRS Technologies Inc (a)                                                 30,678                 1,524,390
                                                                                       -------------------

Apparel Manufacturers (0.32%)
Oxford Industries Inc                                                    22,595                 1,026,039
                                                                                       -------------------

Applications Software (0.26%)
Verint Systems Inc (b)                                                   23,048                   835,490
                                                                                       -------------------

Auto - Medium & Heavy Duty Trucks (1.07%)
Oshkosh Truck Corp                                                       69,538                 3,428,919
                                                                                       -------------------

Auto/Truck Parts & Equipment - Original (0.44%)
Tenneco Inc (b)                                                          64,719                 1,420,582
                                                                                       -------------------

Auto/Truck Parts & Equipment - Replacement (0.22%)
Commercial Vehicle Group Inc (b)                                         32,819                   708,234
                                                                                       -------------------

Beverages - Non-alcoholic (0.74%)
Hansen Natural Corp (a)(b)                                               26,902                 2,361,996
                                                                                       -------------------

Broadcasting Services & Programming (0.12%)
4Kids Entertainment Inc (a)(b)                                           22,423                   385,003
                                                                                       -------------------

Building - Mobil Home & Manufactured Housing (0.19%)
Thor Industries Inc (a)                                                  14,332                   611,260
                                                                                       -------------------

Building - Residential & Commercial (0.75%)
Hovnanian Enterprises Inc (b)                                            14,807                   716,955
M/I Homes Inc                                                            23,669                   943,446
Technical Olympic USA Inc (a)                                            32,410                   735,707
                                                                                       -------------------
                                                                                                2,396,108
                                                                                       -------------------
Building & Construction - Miscellaneous (0.51%)
Builders FirstSource Inc (a)(b)                                          64,696                 1,619,988
                                                                                       -------------------

Building & Construction Products - Miscellaneous (0.50%)
NCI Building Systems Inc (a)(b)                                          31,417                 1,592,842
                                                                                       -------------------

Building Products - Cement & Aggregate (1.91%)
Eagle Materials Inc (a)                                                  19,377                 3,156,320
Texas Industries Inc                                                     54,735                 2,945,290
                                                                                       -------------------
                                                                                                6,101,610
                                                                                       -------------------

Building Products - Light Fixtures (0.49%)
Genlyte Group Inc (b)                                                    27,404                 1,585,047
                                                                                       -------------------

Building Products - Wood (0.57%)
Universal Forest Products Inc                                            31,823                 1,822,503
                                                                                       -------------------

Cable TV (0.23%)
Lodgenet Entertainment Corp (a)(b)                                       54,733                   738,348
                                                                                       -------------------

Casino Hotels (0.21%)
Ameristar Casinos Inc                                                    29,238                   657,563
                                                                                       -------------------

Cellular Telecommunications (0.08%)
Centennial Communications Corp                                           26,617                   250,998
                                                                                       -------------------

Chemicals - Diversified (1.07%)
FMC Corp                                                                 60,887                 3,435,245
                                                                                       -------------------

Circuit Boards (0.36%)
Park Electrochemical Corp                                                40,353                 1,141,183
                                                                                       -------------------

Commercial Banks (6.75%)
Bancfirst Corp                                                            5,416                   450,395
Bank of Hawaii Corp                                                      59,963                 3,130,668
BOK Financial Corp (a)                                                    3,154                   143,822
Capital Corp of the West                                                 12,273                   419,368
Center Financial Corp                                                    22,995                   557,859
City Holding Co                                                          18,164                   676,791
City National Corp/Beverly Hills CA                                      41,829                 3,135,920
Colonial BancGroup Inc/The                                               88,987                 2,215,776
Community Trust Bancorp Inc                                              15,254                   536,636
Corus Bankshares Inc (a)                                                 47,226                 3,032,381
Cullen/Frost Bankers Inc                                                 15,352                   825,017
East West Bancorp Inc                                                    51,448                 1,898,946
First Midwest Bancorp Inc/IL                                             17,668                   616,790
First State Bancorporation/NM                                            12,931                   337,628
IBERIABANK Corp (a)                                                       5,258                   290,767
Old Second Bancorp Inc (a)                                                8,941                   278,155
Southwest Bancorp Inc/Stillwater OK                                       8,669                   193,232
SVB Financial Group (a)(b)                                               48,324                 2,391,072
Vineyard National Bancorp - Warrants (b)(c)(d)                            4,738                    25,822
WesBanco Inc                                                              2,961                    88,149
Wilshire Bancorp Inc (a)                                                 20,939                   369,573
                                                                                       -------------------
                                                                                               21,614,767
                                                                                       -------------------
Commercial Services - Finance (0.79%)
Euronet Worldwide Inc (a)(b)                                             12,712                   410,216
Wright Express Corp (a)(b)                                               82,865                 2,108,086
                                                                                       -------------------
                                                                                                2,518,302
                                                                                       -------------------
Computer Aided Design (0.70%)
Ansys Inc (a)(b)                                                         26,486                 1,161,676
Parametric Technology Corp (b)                                          170,248                 1,065,752
                                                                                       -------------------
                                                                                                2,227,428
                                                                                       -------------------
Computer Graphics (0.77%)
Trident Microsystems Inc (b)                                             94,960                 2,480,355
                                                                                       -------------------


Computer Services (0.40%)
Perot Systems Corp (a)(b)                                                84,789                 1,277,770
                                                                                       -------------------

Computers  -Memory Devices (0.81%)
Advanced Digital Information Corp (b)                                   138,194                 1,383,322
M-Systems Flash Disk Pioneers (b)                                        42,258                 1,224,637
                                                                                       -------------------
                                                                                                2,607,959
                                                                                       -------------------
Consulting Services (0.12%)
Huron Consulting Group Inc (b)                                           14,175                   399,310
                                                                                       -------------------

Containers - Metal & Glass (0.54%)
Silgan Holdings Inc (a)                                                  46,043                 1,743,188
                                                                                       -------------------

Cosmetics & Toiletries (0.63%)
Parlux Fragrances Inc (a)(b)                                             59,867                 2,003,150
                                                                                       -------------------

Data Processing & Management (0.93%)
Global Payments Inc                                                      58,607                 2,984,855
                                                                                       -------------------

Decision Support Software (0.32%)
SPSS Inc (b)                                                             32,290                 1,041,030
                                                                                       -------------------

Dental Supplies & Equipment (0.94%)
Sybron Dental Specialties Inc (b)                                        70,469                 3,001,979
                                                                                       -------------------

Diagnostic Equipment (0.45%)
Immucor Inc (b)                                                          48,009                 1,442,670
                                                                                       -------------------

Diagnostic Kits (0.74%)
Dade Behring Holdings Inc                                                32,495                 1,271,529
Meridian Bioscience Inc                                                  43,810                 1,092,622
                                                                                       -------------------
                                                                                                2,364,151
                                                                                       -------------------
Direct Marketing (0.21%)
Catalina Marketing Corp                                                  30,832                   689,095
                                                                                       -------------------

Distribution & Wholesale (1.92%)
Aviall Inc (b)                                                           33,323                 1,151,643
United Stationers Inc (a)(b)                                             33,695                 1,685,761
WESCO International Inc (b)                                              69,366                 3,324,712
                                                                                       -------------------
                                                                                                6,162,116
                                                                                       -------------------
Diversified Manufacturing Operations (1.01%)
AO Smith Corp                                                            27,726                 1,194,713
EnPro Industries Inc (a)(b)                                              66,437                 2,038,287
                                                                                       -------------------
                                                                                                3,233,000
                                                                                       -------------------
Diversified Operations & Commercial Services (0.57%)
Chemed Corp                                                              34,314                 1,824,132
                                                                                       -------------------

E-Commerce - Products (0.54%)
Nutri/System Inc (a)(b)                                                  35,215                 1,722,014
                                                                                       -------------------

Electric - Integrated (1.34%)
OGE Energy Corp                                                          43,584                 1,183,305
PNM Resources Inc                                                        51,859                 1,274,176
Westar Energy Inc                                                        88,668                 1,826,561
                                                                                       -------------------
                                                                                                4,284,042
                                                                                       -------------------

Electronic Components - Miscellaneous (0.21%)
Methode Electronics Inc                                                  55,169                   678,579
                                                                                       -------------------

Electronic Components - Semiconductors (3.13%)
Diodes Inc (a)(b)                                                        25,899                   959,299
MEMC Electronic Materials Inc (b)                                        78,758                 2,250,904
Microsemi Corp (b)                                                      105,767                 3,219,547
Netogic Microsystems Inc (b)                                             25,469                   924,779
ON Semiconductor Corp (a)(b)                                            263,804                 1,981,168
Supertex Inc (a)(b)                                                      23,020                   690,370
                                                                                       -------------------
                                                                                               10,026,067
                                                                                       -------------------
Electronic Connectors (0.83%)
Amphenol Corp (a)                                                        52,379                 2,662,425
                                                                                       -------------------

Electronic Measurement Instruments (0.70%)
Itron Inc (b)                                                            35,201                 1,685,072
LeCroy Corp (b)                                                          19,373                   275,097
Tektronix Inc                                                             9,113                   268,833
                                                                                       -------------------
                                                                                                2,229,002
                                                                                       -------------------
Electronic Parts Distribution (0.62%)
Avnet Inc (b)                                                            81,362                 1,989,301
                                                                                       -------------------

Enterprise Software & Services (0.84%)
Hyperion Solutions Corp (b)                                              77,866                 2,679,369
                                                                                       -------------------

E-Services - Consulting (0.70%)
Websense Inc (b)                                                         34,188                 2,254,015
                                                                                       -------------------

Food - Miscellaneous/Diversified (0.35%)
Seaboard Corp                                                               764                 1,123,072
                                                                                       -------------------

Food - Wholesale & Distribution (0.29%)
Nash Finch Co (a)                                                        31,163                   922,425
                                                                                       -------------------

Footwear & Related Apparel (0.84%)
Steven Madden Ltd                                                        32,210                   980,150
Wolverine World Wide Inc                                                 71,421                 1,717,675
                                                                                       -------------------
                                                                                                2,697,825
                                                                                       -------------------
Garden Products (0.65%)
Toro Co                                                                  47,199                 2,086,668
                                                                                       -------------------

Gas - Distribution (1.56%)
Energen Corp                                                             95,358                 3,720,869
UGI Corp                                                                 58,982                 1,266,344
                                                                                       -------------------
                                                                                                4,987,213
                                                                                       -------------------
Human Resources (1.31%)
Korn/Ferry International (b)                                             63,068                 1,246,224
Labor Ready Inc (b)                                                     126,787                 2,952,869
                                                                                       -------------------
                                                                                                4,199,093
                                                                                       -------------------
Identification Systems - Development (0.38%)
Metrologic Instruments Inc (b)                                           56,245                 1,203,643
                                                                                       -------------------

Instruments - Controls (0.48%)
Mettler Toledo International Inc (b)                                     26,748                 1,548,442
                                                                                       -------------------


Internet Content - Entertainment (0.49%)
NetFlix Inc (b)                                                          56,598                 1,559,275
                                                                                       -------------------

Internet Content - Information & News (0.14%)
ProQuest Co (a)(b)                                                       15,185                   451,754
                                                                                       -------------------

Internet Security (0.20%)
Internet Security Systems (a)(b)                                         30,339                   646,827
                                                                                       -------------------

Internet Telephony (0.66%)
j2 Global Communications Inc (a)(b)                                      44,511                 2,125,400
                                                                                       -------------------

Investment Companies (0.89%)
American Capital Strategies Ltd (a)                                      35,126                 1,248,729
Ares Capital Corp                                                        95,931                 1,592,455
                                                                                       -------------------
                                                                                                2,841,184
                                                                                       -------------------
Lasers - Systems & Components (0.23%)
Coherent Inc (b)                                                         24,015                   743,504
                                                                                       -------------------

Life & Health Insurance (1.27%)
AmerUs Group Co                                                          25,750                 1,580,278
Stancorp Financial Group Inc                                             37,410                 1,861,147
UICI                                                                     17,050                   622,837
                                                                                       -------------------
                                                                                                4,064,262
                                                                                       -------------------
Machinery - Construction & Mining (1.72%)
JLG Industries Inc                                                       53,447                 2,911,792
Joy Global Inc                                                           47,868                 2,586,787
                                                                                       -------------------
                                                                                                5,498,579
                                                                                       -------------------
Machinery - General Industry (1.57%)
Applied Industrial Technologies Inc                                      55,061                 2,340,092
Gardner Denver Inc (b)                                                   19,662                 1,040,120
IDEX Corp                                                                26,555                 1,221,530
Middleby Corp (b)                                                         4,577                   432,527
                                                                                       -------------------
                                                                                                5,034,269
                                                                                       -------------------
Medical  - Outpatient & Home Medical Care (0.56%)
Amedisys Inc (a)(b)                                                      39,778                 1,803,932
                                                                                       -------------------

Medical - Biomedical/Gene (1.60%)
Arqule Inc (b)                                                           98,522                   530,048
Incyte Corp (a)(b)                                                      103,503                   526,830
Lexicon Genetics Inc (b)                                                146,805                   587,220
Myriad Genetics Inc (a)(b)                                               16,949                   363,387
Nektar Therapeutics (a)(b)                                               70,282                 1,391,584
Serologicals Corp (a)(b)                                                 47,829                 1,069,456
SuperGen Inc (a)(b)                                                     127,212                   648,781
                                                                                       -------------------
                                                                                                5,117,306
                                                                                       -------------------
Medical - Drugs (1.41%)
Cephalon Inc (a)(b)                                                      17,402                 1,233,628
Cubist Pharmaceuticals Inc (b)                                           42,434                   918,272
Dusa Pharmaceuticals Inc (b)                                              8,192                    83,395
Salix Pharmaceuticals Ltd (a)(b)                                         42,691                   742,396
Viropharma Inc (b)                                                       65,800                 1,527,218
                                                                                       -------------------
                                                                                                4,504,909
                                                                                       -------------------
Medical - HMO (0.86%)
Centene Corp (b)                                                         56,539                 1,486,410

Sierra Health Services Inc (a)(b)                                        31,893                 1,263,601
                                                                                       -------------------
                                                                                                2,750,011
                                                                                       -------------------
Medical - Hospitals (0.78%)
LifePoint Hospitals Inc (b)                                              48,746                 1,503,814
United Surgical Partners International (b)                               25,840                 1,001,559
                                                                                       -------------------
                                                                                                2,505,373
                                                                                       -------------------
Medical Imaging Systems (0.19%)
Merge Technologies Inc (a)(b)                                            22,918                   605,035
                                                                                       -------------------

Medical Instruments (0.35%)
Kyphon Inc (b)                                                           15,856                   659,134
Symmetry Medical Inc (b)                                                 21,767                   463,202
                                                                                       -------------------
                                                                                                1,122,336
                                                                                       -------------------
Medical Products (1.18%)
American Medical Systems Holdings Inc (b)                                83,463                 1,891,272
PolyMedica Corp                                                          34,008                 1,350,798
Syneron Medical Ltd (a)(b)                                               18,737                   521,263
                                                                                       -------------------
                                                                                                3,763,333
                                                                                       -------------------
Metal Processors & Fabrication (1.37%)
Commercial Metals Co                                                     69,013                 3,266,385
Quanex Corp                                                              17,808                 1,106,055
                                                                                       -------------------
                                                                                                4,372,440
                                                                                       -------------------
Multimedia (0.08%)
Journal Communications Inc                                               20,989                   251,028
                                                                                       -------------------

Networking Products (1.86%)
Anixter International Inc                                                21,592                   999,494
Black Box Corp                                                           29,433                 1,490,193
Extreme Networks (b)                                                    343,136                 1,681,366
Polycom Inc (b)                                                          91,560                 1,774,433
                                                                                       -------------------
                                                                                                5,945,486
                                                                                       -------------------
Office Supplies & Forms (0.50%)
John H Harland Co                                                        43,036                 1,606,534
                                                                                       -------------------

Oil - Field Services (0.50%)
Cal Dive International Inc (b)                                           38,054                 1,597,507
                                                                                       -------------------

Oil & Gas Drilling (1.46%)
Atwood Oceanics Inc (b)                                                  10,399                 1,010,055
Grey Wolf Inc (a)(b)                                                    166,126                 1,461,909
Parker Drilling Co (b)                                                  184,572                 2,211,172
                                                                                       -------------------
                                                                                                4,683,136
                                                                                       -------------------
Oil Company - Exploration & Production (3.27%)
KCS Energy Inc (b)                                                       66,336                 1,925,734
Pogo Producing Co                                                        23,393                 1,403,346
St Mary Land & Exploration Co                                            60,137                 2,624,379
Unit Corp (b)                                                            30,405                 1,815,179
W&T Offshore Inc                                                         67,409                 2,690,967
                                                                                       -------------------
                                                                                               10,459,605
                                                                                       -------------------
Oil Refining & Marketing (2.19%)
Frontier Oil Corp                                                        65,281                 3,093,667
Holly Corp                                                               15,484                 1,139,622
Tesoro Corp                                                              38,439                 2,785,674
                                                                                       -------------------
                                                                                                7,018,963
                                                                                       -------------------

Optical Supplies (0.67%)
Bausch & Lomb Inc                                                        31,751                 2,144,780
                                                                                       -------------------

Physician Practice Management (0.38%)
Pediatrix Medical Group Inc (b)                                          14,060                 1,232,781
                                                                                       -------------------

Poultry (0.49%)
Pilgrim's Pride Corp (a)                                                 64,413                 1,567,812
                                                                                       -------------------

Printing - Commercial (0.51%)
Consolidated Graphics Inc (b)                                            31,497                 1,617,686
                                                                                       -------------------

Property & Casualty Insurance (2.77%)
American Physicians Capital Inc (a)(b)                                   12,474                   609,979
Arch Capital Group Ltd (b)                                               32,536                 1,768,006
Selective Insurance Group                                                14,848                   861,184
Stewart Information Services Corp                                        34,292                 1,832,907
WR Berkley Corp                                                          57,285                 2,829,879
Zenith National Insurance Corp                                           17,564                   971,114
                                                                                       -------------------
                                                                                                8,873,069
                                                                                       -------------------
Publicly Traded Investment Fund (2.89%)
iShares Russell 2000 Index Fund (a)                                      40,000                 2,890,000
iShares Russell Microcap Index Fund (a)                                  39,717                 2,217,400
iShares S&P SmallCap 600 Index Fund (a)                                  25,000                 1,561,750
Regional Bank HOLDRs Trust (a)                                           18,274                 2,587,599
                                                                                       -------------------
                                                                                                9,256,749
                                                                                       -------------------
Publishing - Books (0.33%)
Scholastic Corp (a)(b)                                                   35,587                 1,069,389
                                                                                       -------------------

Racetracks (0.32%)
Penn National Gaming Inc (b)                                             32,008                 1,027,457
                                                                                       -------------------

Recycling (0.46%)
Aleris International Inc (b)                                             35,497                 1,477,385
                                                                                       -------------------

REITS - Diversified (0.12%)
CentraCore Properties Trust (a)                                          13,220                   375,712
                                                                                       -------------------

REITS - Healthcare (0.72%)
Health Care REIT Inc                                                     61,659                 2,293,098
                                                                                       -------------------

REITS - Hotels (1.01%)
Equity Inns Inc                                                         107,169                 1,693,270
Hospitality Properties Trust                                             35,753                 1,532,731
                                                                                       -------------------
                                                                                                3,226,001
                                                                                       -------------------
REITS - Mortgage (1.36%)
Arbor Realty Trust Inc                                                   17,931                   471,047
Deerfield Triarc Capital Corp (a)                                        83,223                 1,093,550
Gramercy Capital Corp/New York (a)                                       49,787                 1,311,390
KKR Financial Corp                                                       66,695                 1,493,301
                                                                                       -------------------
                                                                                                4,369,288
                                                                                       -------------------
REITS - Office Property (1.27%)
BioMed Realty Trust Inc                                                  69,352                 1,860,714
SL Green Realty Corp                                                     26,382                 2,217,143
                                                                                       -------------------
                                                                                                4,077,857
                                                                                       -------------------

REITS - Shopping Centers (0.12%)
Ramco-Gershenson Properties (a)                                          13,457                   379,218
                                                                                       -------------------

REITS - Single Tenant (0.14%)
Getty Realty Corp (a)                                                    15,948                   454,996
                                                                                       -------------------

REITS - Storage (0.35%)
Sovran Self Storage Inc (a)                                              22,327                 1,105,856
                                                                                       -------------------

Rental - Auto & Equipment (0.10%)
Rent-A-Center Inc (b)                                                    15,081                   309,161
                                                                                       -------------------

Resorts & Theme Parks (0.64%)
Vail Resorts Inc (b)                                                     67,405                 2,048,438
                                                                                       -------------------

Respiratory Products (0.72%)
Respironics Inc (b)                                                      63,666                 2,293,886
                                                                                       -------------------

Retail - Apparel & Shoe (3.25%)
Claire's Stores Inc                                                     102,844                 3,256,041
Genesco Inc (a)(b)                                                       54,926                 2,139,368
Men's Wearhouse Inc (b)                                                  57,000                 1,947,690
Payless Shoesource Inc (b)                                               81,637                 1,988,677
Stein Mart Inc (a)                                                       64,231                 1,064,950
                                                                                       -------------------
                                                                                               10,396,726
                                                                                       -------------------
Retail - Appliances (0.34%)
Conn's Inc (a)(b)                                                        24,748                 1,076,043
                                                                                       -------------------

Retail - Bookstore (0.39%)
Barnes & Noble Inc                                                       29,205                 1,238,876
                                                                                       -------------------

Retail - Convenience Store (0.36%)
Pantry Inc/The (a)(b)                                                    21,079                 1,153,864
                                                                                       -------------------

Retail - Restaurants (1.16%)
California Pizza Kitchen Inc (b)                                         45,526                 1,489,611
Denny's Corp (b)                                                         28,017                   115,150
Domino's Pizza Inc                                                       47,377                 1,180,161
Panera Bread Co (b)                                                      13,820                   941,142
                                                                                       -------------------
                                                                                                3,726,064
                                                                                       -------------------
Retail - Sporting Goods (1.06%)
Hibbett Sporting Goods Inc (a)(b)                                        73,558                 2,254,553
Sports Authority Inc/The (a)(b)                                          31,009                 1,138,650
                                                                                       -------------------
                                                                                                3,393,203
                                                                                       -------------------
Savings & Loans - Thrifts (0.52%)
BFC Financial Corp (a)(b)                                                 7,089                    42,321
Harbor Florida Bancshares Inc                                            16,614                   647,115
PFF Bancorp Inc (a)                                                      16,393                   518,839
WSFS Financial Corp                                                       6,996                   441,797
                                                                                       -------------------
                                                                                                1,650,072
                                                                                       -------------------
Schools (0.30%)
Education Management Corp (b)                                            31,402                   961,529
                                                                                       -------------------

Schools - Day Care (0.38%)
Bright Horizons Family Solutions Inc (a)(b)                              30,811                 1,204,094
                                                                                       -------------------


Semiconductor Component - Integrated Circuits (0.71%)
Genesis Microchip Inc (b)                                                29,004                   533,674
Micrel Inc (b)                                                           94,960                 1,165,159
Sigmatel Inc (a)(b)                                                      43,795                   559,700
                                                                                       -------------------
                                                                                                2,258,533
                                                                                       -------------------
Semiconductor Equipment (0.51%)
ATMI Inc (a)(b)                                                          26,854                   902,295
MKS Instruments Inc (a)(b)                                               19,776                   430,128
Rudolph Technologies Inc (b)                                             19,380                   296,320
                                                                                       -------------------
                                                                                                1,628,743
                                                                                       -------------------
Steel - Specialty (0.68%)
Allegheny Technologies Inc                                               41,760                 2,165,256
                                                                                       -------------------

Telecommunication Equipment (0.24%)
Comtech Telecommunications Corp (b)                                      23,978                   764,179
                                                                                       -------------------

Telecommunication Services (1.56%)
Commonwealth Telephone Enterprises Inc (a)                               49,516                 1,652,349
Intrado Inc (b)                                                           9,236                   234,964
NeuStar Inc (b)                                                          63,607                 1,845,239
Premiere Global Services Inc (b)                                        139,792                 1,256,730
                                                                                       -------------------
                                                                                                4,989,282
                                                                                       -------------------
Television (0.06%)
Lin TV Corp (b)                                                          17,957                   183,700
                                                                                       -------------------

Textile - Apparel (0.01%)
Cherokee Inc                                                                563                    22,424
                                                                                       -------------------

Therapeutics (0.55%)
Medarex Inc (b)                                                          80,944                 1,131,597
Neopharm Inc (a)(b)                                                      53,367                   625,995
                                                                                       -------------------
                                                                                                1,757,592
                                                                                       -------------------
Transactional Software (0.62%)
Transaction Systems Architects Inc (b)                                   60,101                 1,982,732
                                                                                       -------------------

Transport - Equipment & Leasing (0.11%)
Amerco Inc (a)(b)                                                         4,533                   367,309
                                                                                       -------------------

Transport - Marine (0.33%)
Overseas Shipholding Group                                               20,560                 1,060,485
                                                                                       -------------------

Transport - Services (0.16%)
Ryder System Inc                                                         11,196                   500,461
                                                                                       -------------------

Wire & Cable Products (0.31%)
General Cable Corp (a)(b)                                                40,851                 1,000,849
                                                                                       -------------------

Wireless Equipment (0.60%)
Powerwave Technologies Inc (b)                                           82,842                 1,210,322
Spectralink Corp (a)                                                     57,074                   704,864
                                                                                       -------------------
                                                                                                1,915,186
                                                                                       -------------------
TOTAL COMMON STOCKS                                                                   $       320,934,712
                                                                                       -------------------

                                                                Principal
                                                                  Amount                     Value
                                                           -----------------------------------------------
SHORT TERM INVESTMENTS (0.42%)
Commercial Paper (0.42%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                                      1,342,958                 1,342,958
                                                                                       -------------------
TOTAL SHORT TERM INVESTMENTS                                                          $         1,342,958
                                                                                       -------------------
REPURCHASE AGREEMENTS (16.74%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006
(collateralized by Federal Home Loan Bank ARM;                       53,586,534                53,580,000
$54,788,245; 12/1/2035)  (e)
                                                                                       -------------------

TOTAL REPURCHASE AGREEMENTS                                                           $        53,580,000
                                                                                       -------------------
Total Investments                                                                     $       375,857,670
Liabilities in Excess of Other Assets, Net - (17.43)%                                        (55,793,333)
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                            $       320,064,337
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25,822 or 0.01% of net assets.

(d)  Security is Illiquid

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $        59,344,129
Unrealized Depreciation                                          (8,684,625)
                                                          -------------------
Net Unrealized Appreciation (Depreciation)                        50,659,504
Cost for federal income tax purposes                             325,198,166


Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Financial                                                             34.44%
Consumer, Non-cyclical                                                18.44%
Industrial                                                            16.85%
Consumer, Cyclical                                                    14.15%
Technology                                                            10.01%
Communications                                                         8.58%
Energy                                                                 7.42%
Utilities                                                              2.90%
Funds                                                                  2.89%
Basic Materials                                                        1.75%
Liabilities in Excess of Other Assets, Net                         (-17.43%)
                                                          -------------------
TOTAL NET ASSETS                                                     100.00%
                                                          ===================


Schedule of Investments
January 31, 2006 (unaudited)
SmallCap Growth Fund
                                                                  Shares
                                                                   Held                      Value
                                                           -----------------------------------------------
COMMON STOCKS (95.49%)
Advertising Services (1.32%)
RH Donnelley Corp (a)                                                     3,166       $           207,753
Ventiv Health Inc (a)                                                    11,563                   294,741
                                                                                       -------------------
                                                                                                  502,494
                                                                                       -------------------
Aerospace & Defense (0.51%)
Teledyne Technologies Inc (a)                                             5,968                   195,034
                                                                                       -------------------

Aerospace & Defense Equipment (1.42%)
BE Aerospace Inc (a)                                                     14,198                   298,442
DRS Technologies Inc                                                      4,907                   243,829
                                                                                       -------------------
                                                                                                  542,271
                                                                                       -------------------
Apparel Manufacturers (0.53%)
Quiksilver Inc (a)                                                       14,355                   201,257
                                                                                       -------------------

Applications Software (1.52%)
Mapinfo Corp (a)                                                          6,704                    94,728
Progress Software Corp (a)                                                9,296                   267,353
Verint Systems Inc (a)                                                    5,970                   216,412
                                                                                       -------------------
                                                                                                  578,493
                                                                                       -------------------
Athletic Equipment (0.37%)
Nautilus Inc                                                              8,550                   139,792
                                                                                       -------------------

Auto/Truck Parts & Equipment - Original (0.57%)
Tenneco Inc (a)                                                           9,832                   215,812
                                                                                       -------------------

Auto/Truck Parts & Equipment - Replacement (0.07%)
Commercial Vehicle Group Inc (a)                                          1,330                    28,701
                                                                                       -------------------

Beverages - Non-alcoholic (1.19%)
Hansen Natural Corp (a)                                                   5,177                   454,541
                                                                                       -------------------

Building - Mobil Home & Manufactured Housing (0.63%)
Champion Enterprises Inc (a)                                             17,393                   238,458
                                                                                       -------------------

Building - Residential & Commercial (0.49%)
Technical Olympic USA Inc                                                 8,170                   185,459
                                                                                       -------------------

Building Products - Cement & Aggregate (0.86%)
Eagle Materials Inc                                                       2,016                   328,386
                                                                                       -------------------

Building Products - Light Fixtures (0.74%)
Genlyte Group Inc (a)                                                     4,869                   281,623
                                                                                       -------------------

Cable TV (0.34%)
Lodgenet Entertainment Corp (a)                                           9,600                   129,504
                                                                                       -------------------

Casino Hotels (0.59%)
Ameristar Casinos Inc                                                     9,968                   224,180
                                                                                       -------------------


Cellular Telecommunications (0.81%)
Syniverse Holdings Inc (a)                                               12,789                   307,064
                                                                                       -------------------

Circuit Boards (0.53%)
Park Electrochemical Corp                                                 7,176                   202,937
                                                                                       -------------------

Commercial Banks (4.38%)
Center Financial Corp                                                    12,991                   315,162
City Holding Co                                                           3,978                   148,220
City National Corp/Beverly Hills CA                                       1,759                   131,872
East West Bancorp Inc                                                     6,623                   244,455
First Midwest Bancorp Inc/IL                                              6,786                   236,899
SVB Financial Group (a)                                                   5,900                   291,932
Wilshire Bancorp Inc                                                     16,960                   299,344
                                                                                       -------------------
                                                                                                1,667,884
                                                                                       -------------------
Commercial Services (0.77%)
Steiner Leisure Ltd (a)                                                   7,528                   292,237
                                                                                       -------------------

Commercial Services - Finance (1.30%)
Euronet Worldwide Inc (a)                                                 9,197                   296,787
Wright Express Corp (a)                                                   7,777                   197,847
                                                                                       -------------------
                                                                                                  494,634
                                                                                       -------------------
Communications Software (0.57%)
Witness Systems Inc (a)                                                  10,950                   218,343
                                                                                       -------------------

Computer Aided Design (0.51%)
Parametric Technology Corp (a)                                           31,068                   194,486
                                                                                       -------------------

Computer Graphics (1.18%)
Trident Microsystems Inc (a)                                             17,189                   448,977
                                                                                       -------------------

Computer Services (0.98%)
Factset Research Systems Inc                                              4,829                   192,580
SRA International Inc (a)                                                 5,700                   181,032
                                                                                       -------------------
                                                                                                  373,612
                                                                                       -------------------
Computers - Integrated Systems (1.44%)
Micros Systems Inc (a)                                                    5,229                   241,319
MTS Systems Corp                                                          4,228                   154,956
NCI Inc (a)                                                              11,223                   153,306
                                                                                       -------------------
                                                                                                  549,581
                                                                                       -------------------
Computers  -Memory Devices (1.27%)
Komag Inc (a)                                                             7,178                   337,797
M-Systems Flash Disk Pioneers (a)                                         5,100                   147,798
                                                                                       -------------------
                                                                                                  485,595
                                                                                       -------------------
Consulting Services (0.36%)
Huron Consulting Group Inc (a)                                            4,825                   135,920
                                                                                       -------------------

Consumer Products - Miscellaneous (0.49%)
Central Garden and Pet Co (a)                                             3,750                   185,925
                                                                                       -------------------

Containers - Metal & Glass (0.46%)
Silgan Holdings Inc                                                       4,680                   177,185
                                                                                       -------------------

Cosmetics & Toiletries (0.68%)
Parlux Fragrances Inc (a)                                                 7,727                   258,545
                                                                                       -------------------


Data Processing & Management (0.84%)
Global Payments Inc                                                       6,257                   318,669
                                                                                       -------------------

Dental Supplies & Equipment (0.65%)
Sybron Dental Specialties Inc (a)                                         5,796                   246,910
                                                                                       -------------------

Diagnostic Equipment (0.58%)
Immucor Inc (a)                                                           7,333                   220,357
                                                                                       -------------------

Diagnostic Kits (1.19%)
Biosite Inc (a)                                                           3,436                   171,525
Dade Behring Holdings Inc                                                 4,313                   168,768
Diagnostic Products Corp                                                  2,240                   113,792
                                                                                       -------------------
                                                                                                  454,085
                                                                                       -------------------
Distribution & Wholesale (2.97%)
Aviall Inc (a)                                                            7,057                   243,890
Directed Electronics Inc (a)                                              9,525                   135,731
SCP Pool Corp                                                             7,676                   306,119
WESCO International Inc (a)                                               9,283                   444,934
                                                                                       -------------------
                                                                                                1,130,674
                                                                                       -------------------
Drug Delivery Systems (0.42%)
Nastech Pharmaceutical Co Inc (a)                                        10,020                   159,318
                                                                                       -------------------

Educational Software (0.67%)
Blackboard Inc (a)                                                        9,900                   254,925
                                                                                       -------------------

Electronic Components - Semiconductors (2.76%)
DSP Group Inc (a)                                                         6,390                   187,547
Microsemi Corp (a)                                                       11,048                   336,301
ON Semiconductor Corp (a)                                                36,509                   274,183
Zoran Corp (a)                                                           12,968                   254,302
                                                                                       -------------------
                                                                                                1,052,333
                                                                                       -------------------
Electronic Connectors (0.29%)
Thomas & Betts Corp (a)                                                   2,490                   111,178
                                                                                       -------------------

Electronic Design Automation (0.59%)
Ansoft Corp (a)                                                           6,460                   226,811
                                                                                       -------------------

Electronic Measurement Instruments (1.55%)
Itron Inc (a)                                                             6,795                   325,276
Trimble Navigation Ltd (a)                                                6,587                   263,612
                                                                                       -------------------
                                                                                                  588,888
                                                                                       -------------------
Electronic Parts Distribution (0.72%)
Arrow Electronics Inc (a)                                                 7,958                   273,437
                                                                                       -------------------

E-Marketing & Information (0.76%)
aQuantive Inc (a)                                                        11,100                   288,711
                                                                                       -------------------

Energy - Alternate Sources (0.22%)
Sunpower Corp (a)                                                         2,060                    82,338
                                                                                       -------------------

Enterprise Software & Services (0.55%)
Hyperion Solutions Corp (a)                                               6,044                   207,974
                                                                                       -------------------

E-Services - Consulting (1.53%)
Digital Insight Corp (a)                                                  7,845                   281,400

Websense Inc (a)                                                          4,588                   302,487
                                                                                       -------------------
                                                                                                  583,887
                                                                                       -------------------
Footwear & Related Apparel (0.47%)
Wolverine World Wide Inc                                                  7,404                   178,066
                                                                                       -------------------

Human Resources (2.10%)
Emergency Medical Services LP (a)                                        11,104                   139,133
Kenexa Corp (a)                                                           6,462                   155,411
Korn/Ferry International (a)                                             11,236                   222,024
Labor Ready Inc (a)                                                      12,207                   284,301
                                                                                       -------------------
                                                                                                  800,869
                                                                                       -------------------
Identification Systems - Development (0.39%)
Metrologic Instruments Inc (a)                                            7,000                   149,800
                                                                                       -------------------

Intimate Apparel (0.55%)
Warnaco Group Inc/The (a)                                                 8,520                   211,466
                                                                                       -------------------

Lasers - Systems & Components (0.54%)
Rofin-Sinar Technologies Inc (a)                                          4,313                   205,946
                                                                                       -------------------

Life & Health Insurance (0.46%)
American Equity Investment Life Holding Co                               12,351                   173,532
                                                                                       -------------------

Machinery - Construction & Mining (1.95%)
Astec Industries Inc (a)                                                  7,285                   280,108
JLG Industries Inc                                                        8,478                   461,882
                                                                                       -------------------
                                                                                                  741,990
                                                                                       -------------------
Machinery - General Industry (1.08%)
Gardner Denver Inc (a)                                                    2,993                   158,330
Manitowoc Co                                                              3,800                   252,700
                                                                                       -------------------
                                                                                                  411,030
                                                                                       -------------------
Medical  - Outpatient & Home Medical Care (0.78%)
Amedisys Inc (a)                                                          6,565                   297,723
                                                                                       -------------------

Medical - Biomedical/Gene (2.41%)
Incyte Corp (a)                                                          23,509                   119,661
Lexicon Genetics Inc (a)                                                 24,104                    96,416
Myriad Genetics Inc (a)                                                   6,953                   149,072
Nektar Therapeutics (a)                                                   9,538                   188,852
Neurochem Inc (a)                                                        14,370                   206,497
Serologicals Corp (a)                                                     7,141                   159,673
                                                                                       -------------------
                                                                                                  920,171
                                                                                       -------------------
Medical - Drugs (3.04%)
Cephalon Inc (a)                                                          3,356                   237,907
Cubist Pharmaceuticals Inc (a)                                            7,041                   152,367
Dusa Pharmaceuticals Inc (a)                                             18,376                   187,068
Salix Pharmaceuticals Ltd (a)                                             7,426                   129,138
Somaxon Pharmaceuticals Inc (a)                                           8,300                   157,368
Viropharma Inc (a)                                                       12,703                   294,836
                                                                                       -------------------
                                                                                                1,158,684
                                                                                       -------------------
Medical - HMO (0.58%)
Sierra Health Services Inc (a)                                            5,558                   220,208
                                                                                       -------------------

Medical - Hospitals (0.77%)
LifePoint Hospitals Inc (a)                                               2,560                    78,976

United Surgical Partners International (a)                                5,487                   212,676
                                                                                       -------------------
                                                                                                  291,652
                                                                                       -------------------
Medical Imaging Systems (1.52%)
IRIS International Inc (a)                                               13,875                   317,182
Merge Technologies Inc (a)                                                9,877                   260,753
                                                                                       -------------------
                                                                                                  577,935
                                                                                       -------------------
Medical Information Systems (0.48%)
Per-Se Technologies Inc (a)                                               7,395                   183,914
                                                                                       -------------------

Medical Instruments (0.52%)
Symmetry Medical Inc (a)                                                  9,251                   196,861
                                                                                       -------------------

Medical Products (1.88%)
American Medical Systems Holdings Inc (a)                                13,433                   304,392
PolyMedica Corp                                                           6,417                   254,883
Syneron Medical Ltd (a)                                                   5,720                   159,130
                                                                                       -------------------
                                                                                                  718,405
                                                                                       -------------------
Metal Processors & Fabrication (0.52%)
Commercial Metals Co                                                      4,205                   199,023
                                                                                       -------------------

Networking Products (0.78%)
Anixter International Inc                                                 6,437                   297,969
                                                                                       -------------------

Non-Ferrous Metals (0.24%)
RTI International Metals Inc (a)                                          2,000                    90,500
                                                                                       -------------------

Non-hazardous Waste Disposal (0.63%)
Waste Connections Inc (a)                                                 6,862                   239,758
                                                                                       -------------------

Office Supplies & Forms (0.66%)
John H Harland Co                                                         6,737                   251,492
                                                                                       -------------------

Oil - Field Services (2.43%)
Cal Dive International Inc (a)                                            7,634                   320,475
Oil States International Inc (a)                                          9,726                   397,793
Superior Energy Services (a)                                              7,638                   207,372
                                                                                       -------------------
                                                                                                  925,640
                                                                                       -------------------
Oil & Gas Drilling (1.24%)
Atwood Oceanics Inc (a)                                                   1,700                   165,121
Grey Wolf Inc (a)                                                        35,029                   308,255
                                                                                       -------------------
                                                                                                  473,376
                                                                                       -------------------
Oil Company - Exploration & Production (2.87%)
Cabot Oil & Gas Corp                                                      3,250                   167,602
Cimarex Energy Co                                                         2,753                   125,427
Denbury Resources Inc (a)                                                 9,491                   282,547
Remington Oil & Gas Corp (a)                                              4,222                   189,146
St Mary Land & Exploration Co                                             7,513                   327,867
                                                                                       -------------------
                                                                                                1,092,589
                                                                                       -------------------
Oil Refining & Marketing (0.78%)
Frontier Oil Corp                                                         5,500                   260,645
Western Refining Inc (a)                                                  2,029                    38,044
                                                                                       -------------------
                                                                                                  298,689
                                                                                       -------------------
Physical Therapy & Rehabilitation Centers (0.51%)
PainCare Holdings Inc (a)                                                52,436                   193,489
                                                                                       -------------------


Physician Practice Management (0.72%)
Pediatrix Medical Group Inc (a)                                           3,123                   273,825
                                                                                       -------------------

Printing - Commercial (0.72%)
Consolidated Graphics Inc (a)                                             5,358                   275,187
                                                                                       -------------------

Property & Casualty Insurance (1.96%)
American Physicians Capital Inc (a)                                       3,100                   151,590
CRM Holdings Ltd (a)                                                     18,000                   256,500
Zenith National Insurance Corp                                            6,125                   338,651
                                                                                       -------------------
                                                                                                  746,741
                                                                                       -------------------
Publicly Traded Investment Fund (1.12%)
iShares Nasdaq Biotechnology Index Fund                                   5,321                   428,447
                                                                                       -------------------

Recycling (0.71%)
Aleris International Inc (a)                                              6,472                   269,365
                                                                                       -------------------

REITS - Diversified (1.43%)
Digital Realty Trust Inc.                                                12,471                   322,874
Entertainment Properties Trust                                            5,100                   221,646
                                                                                       -------------------
                                                                                                  544,520
                                                                                       -------------------
REITS - Mortgage (0.26%)
Deerfield Triarc Capital Corp                                             7,600                    99,864
                                                                                       -------------------

REITS - Shopping Centers (0.36%)
Inland Real Estate Corp                                                   9,000                   137,970
                                                                                       -------------------

Rental - Auto & Equipment (0.31%)
H&E Equipment Services Inc (a)                                            5,155                   119,080
                                                                                       -------------------

Research & Development (0.48%)
PRA International (a)                                                     7,062                   184,036
                                                                                       -------------------

Resorts & Theme Parks (0.63%)
Bluegreen Corp (a)                                                       14,860                   239,543
                                                                                       -------------------

Respiratory Products (0.32%)
Respironics Inc (a)                                                       3,431                   123,619
                                                                                       -------------------

Retail - Apparel & Shoe (3.34%)
Burlington Coat Factory Warehouse Corp                                    3,736                   166,924
DSW Inc (a)                                                               8,212                   219,507
Genesco Inc (a)                                                           4,000                   155,800
Men's Wearhouse Inc (a)                                                   7,823                   267,312
Stage Stores Inc                                                          5,845                   173,538
Too Inc (a)                                                              10,070                   291,325
                                                                                       -------------------
                                                                                                1,274,406
                                                                                       -------------------
Retail - Automobile (0.56%)
Rush Enterprises Inc (a)                                                 12,637                   213,565
                                                                                       -------------------

Retail - Restaurants (0.68%)
California Pizza Kitchen Inc (a)                                          7,887                   258,063
                                                                                       -------------------

Retail - Sporting Goods (0.50%)
Hibbett Sporting Goods Inc (a)                                            6,200                   190,030
                                                                                       -------------------


Schools - Day Care (0.52%)
Bright Horizons Family Solutions Inc (a)                                  5,027                   196,455
                                                                                       -------------------

Semiconductor Component - Integrated Circuits (0.49%)
Emulex Corp (a)                                                          10,162                   186,473
                                                                                       -------------------

Semiconductor Equipment (1.18%)
ADE Corp (a)                                                              6,091                   198,140
ATMI Inc (a)                                                              7,538                   253,277
                                                                                       -------------------
                                                                                                  451,417
                                                                                       -------------------
Steel - Producers (1.36%)
Carpenter Technology Corp                                                 2,693                   243,878
Reliance Steel & Aluminum Co                                              3,463                   275,309
                                                                                       -------------------
                                                                                                  519,187
                                                                                       -------------------
Steel Pipe & Tube (0.85%)
NS Group Inc (a)                                                          7,204                   325,621
                                                                                       -------------------

Telecommunication Equipment (0.48%)
CommScope Inc (a)                                                         8,206                   181,435
                                                                                       -------------------

Therapeutics (1.16%)
Altus Pharmaceuticals Inc (a)                                             4,286                    79,505
Dov Pharmaceutical Inc (a)                                                8,504                   131,302
Neopharm Inc (a)                                                         19,676                   230,799
                                                                                       -------------------
                                                                                                  441,606
                                                                                       -------------------
Transactional Software (0.64%)
Transaction Systems Architects Inc (a)                                    7,346                   242,345
                                                                                       -------------------

Transport - Air Freight (0.18%)
ABX Air Inc (a)                                                           9,820                    69,035
                                                                                       -------------------

Transport - Services (0.67%)
HUB Group Inc (a)                                                         6,074                   257,234
                                                                                       -------------------

Wire & Cable Products (0.51%)
General Cable Corp (a)                                                    8,002                   196,049
                                                                                       -------------------
TOTAL COMMON STOCKS                                                                   $        36,385,320
                                                                                       -------------------
                                                                Principal
                                                                  Amount                     Value
                                                           -----------------------------------------------
SHORT TERM INVESTMENTS (4.30%)
Commercial Paper (4.30%)
Investment in Joint Trading Account; HSBC Funding
4.48%, 2/ 1/2006                                                      1,640,247                 1,640,247
                                                                                       -------------------
TOTAL SHORT TERM INVESTMENTS                                                          $         1,640,247
                                                                                       -------------------
Total Investments                                                                     $        38,025,567
Other Assets in Excess of Liabilities, Net - 0.21%                                                 80,423
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                            $        38,105,990
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a) Non-Income Producing Security Unrealized Appreciation (Depreciation)

Unrealized Appreciation                                    $         6,760,001
Unrealized Depreciation                                              (638,066)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                           6,121,935
Cost for federal income tax purposes                                31,903,632


Portfolio Summary (unaudited)
-------------------------------------------------------------------------------
Sector                                                                 Percent
-------------------------------------------------------------------------------
Consumer, Non-cyclical                                                  26.62%
Technology                                                              15.68%
Industrial                                                              15.13%
Financial                                                               13.15%
Consumer, Cyclical                                                      12.94%
Energy                                                                   7.54%
Communications                                                           6.01%
Basic Materials                                                          1.60%
Funds                                                                    1.12%
Other Assets in Excess of Liabilities, Net                               0.21%
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================


Schedule of Investments
January 31, 2006 (unaudited)
SmallCap S&P 600 Index Fund
                                                                          Shares
                                                                           Held                      Value
                                                                   -----------------------------------------------
COMMON STOCKS (99.80%)
Advanced Materials & Products (0.26%)
Ceradyne Inc (a)(b)                                                              14,026       $           802,848
                                                                                               -------------------

Aerospace & Defense (0.61%)
Armor Holdings Inc (a)(b)                                                        15,733                   749,992
Esterline Technologies Corp (b)                                                  13,423                   555,309
Teledyne Technologies Inc (b)                                                    17,829                   582,652
                                                                                               -------------------
                                                                                                        1,887,953
                                                                                               -------------------
Aerospace & Defense Equipment (0.93%)
AAR Corp (a)(b)                                                                  17,510                   417,263
Curtiss-Wright Corp                                                              11,527                   684,012
GenCorp Inc (a)(b)                                                               29,085                   582,573
Kaman Corp                                                                       12,228                   257,644
Moog Inc (b)                                                                     18,253                   611,658
Triumph Group Inc (b)                                                             8,436                   356,505
                                                                                               -------------------
                                                                                                        2,909,655
                                                                                               -------------------
Agricultural Operations (0.14%)
Delta & Pine Land Co                                                             19,141                   450,579
                                                                                               -------------------

Airlines (0.39%)
Frontier Airlines Inc (a)(b)                                                     19,187                   128,937
Mesa Air Group Inc (a)(b)                                                        15,334                   178,641
Skywest Inc                                                                      30,681                   895,271
                                                                                               -------------------
                                                                                                        1,202,849
                                                                                               -------------------
Apparel Manufacturers (0.96%)
Ashworth Inc (b)                                                                  7,415                    63,027
Gymboree Corp (b)                                                                16,790                   413,706
Kellwood Co (a)                                                                  13,600                   329,256
Oxford Industries Inc                                                             7,508                   340,938
Phillips-Van Heusen                                                              19,528                   705,547
Quiksilver Inc (b)                                                               62,193                   871,946
Russell Corp                                                                     17,541                   268,026
                                                                                               -------------------
                                                                                                        2,992,446
                                                                                               -------------------
Applications Software (0.55%)
EPIQ Systems Inc (b)                                                              6,780                   151,194
Keane Inc (a)(b)                                                                 24,119                   261,209
Mapinfo Corp (b)                                                                 10,961                   154,879
MRO Software Inc (b)                                                             11,439                   175,474
Progress Software Corp (a)(b)                                                    21,053                   605,484
Serena Software Inc (b)                                                          15,348                   362,366
                                                                                               -------------------
                                                                                                        1,710,606
                                                                                               -------------------
Athletic Equipment (0.09%)
Nautilus Inc (a)                                                                 17,717                   289,673
                                                                                               -------------------

Athletic Footwear (0.14%)
K-Swiss Inc                                                                      13,735                   434,713
                                                                                               -------------------

Audio & Video Products (0.05%)
Audiovox Corp (b)                                                                10,351                   154,851
                                                                                               -------------------


Auto - Medium & Heavy Duty Trucks (0.72%)
ASV Inc (a)(b)                                                                    9,402                   310,266
Oshkosh Truck Corp                                                               38,906                 1,918,455
                                                                                               -------------------
                                                                                                        2,228,721
                                                                                               -------------------
Auto - Truck Trailers (0.11%)
Wabash National Corp (a)                                                         16,572                   353,481
                                                                                               -------------------

Auto Repair Centers (0.04%)
Midas Inc (b)                                                                     6,658                   127,168
                                                                                               -------------------

Auto/Truck Parts & Equipment - Original (0.09%)
Superior Industries International (a)                                            12,134                   281,509
                                                                                               -------------------

Auto/Truck Parts & Equipment - Replacement (0.02%)
Standard Motor Products Inc                                                       6,634                    69,856
                                                                                               -------------------

Batteries & Battery Systems (0.10%)
Greatbatch Inc (a)(b)                                                            11,477                   298,861
                                                                                               -------------------

Beverages - Non-alcoholic (0.19%)
Hansen Natural Corp (a)(b)                                                        6,702                   588,436
                                                                                               -------------------

Broadcasting Services & Programming (0.04%)
4Kids Entertainment Inc (a)(b)                                                    6,735                   115,640
                                                                                               -------------------

Building - Maintenance & Service (0.21%)
ABM Industries Inc (a)                                                           20,427                   390,360
Healthcare Services Group                                                        14,264                   279,146
                                                                                               -------------------
                                                                                                          669,506
                                                                                               -------------------
Building - Mobil Home & Manufactured Housing (0.62%)
Champion Enterprises Inc (a)(b)                                                  40,268                   552,074
Coachmen Industries Inc                                                           7,548                    95,407
Fleetwood Enterprises Inc (b)                                                    33,680                   400,792
Monaco Coach Corp (a)                                                            14,105                   190,982
Skyline Corp                                                                      3,604                   147,259
Winnebago Industries                                                             17,430                   545,733
                                                                                               -------------------
                                                                                                        1,932,247
                                                                                               -------------------
Building - Residential & Commercial (1.84%)
M/I Homes Inc (a)                                                                 6,612                   263,554
MDC Holdings Inc                                                                 17,263                 1,095,337
Meritage Homes Corp (a)(b)                                                       12,183                   737,072
NVR Inc (b)                                                                       2,795                 2,219,929
Standard-Pacific Corp                                                            36,385                 1,415,376
                                                                                               -------------------
                                                                                                        5,731,268
                                                                                               -------------------
Building & Construction - Miscellaneous (0.12%)
Insituform Technologies Inc (b)                                                  14,277                   362,779
                                                                                               -------------------

Building & Construction Products - Miscellaneous (0.63%)
Drew Industries Inc (b)                                                           7,952                   299,393
ElkCorp                                                                           9,632                   338,757
NCI Building Systems Inc (a)(b)                                                  11,243                   570,020
Simpson Manufacturing Co Inc                                                     19,408                   750,896
                                                                                               -------------------
                                                                                                        1,959,066
                                                                                               -------------------
Building Products - Air & Heating (0.31%)
Lennox International Inc                                                         30,069                   960,704
                                                                                               -------------------


Building Products - Cement & Aggregate (0.64%)
Florida Rock Industries Inc (a)                                                  25,000                 1,351,500
Texas Industries Inc                                                             12,196                   656,267
                                                                                               -------------------
                                                                                                        2,007,767
                                                                                               -------------------
Building Products - Doors & Windows (0.09%)
Apogee Enterprises Inc                                                           14,784                   272,913
                                                                                               -------------------

Building Products - Wood (0.16%)
Universal Forest Products Inc                                                     8,576                   491,147
                                                                                               -------------------

Casino Hotels (0.19%)
Aztar Corp (b)                                                                   18,953                   584,890
                                                                                               -------------------

Casino Services (0.15%)
Shuffle Master Inc (a)(b)                                                        18,475                   469,265
                                                                                               -------------------

Chemicals - Diversified (0.20%)
Georgia Gulf Corp (a)                                                            18,088                   618,610
                                                                                               -------------------

Chemicals - Fibers (0.02%)
Wellman Inc (a)                                                                   9,118                    64,738
                                                                                               -------------------

Chemicals - Plastics (0.24%)
PolyOne Corp (b)                                                                 48,747                   349,028
Schulman A Inc                                                                   16,287                   401,475
                                                                                               -------------------
                                                                                                          750,503
                                                                                               -------------------
Chemicals - Specialty (0.65%)
Arch Chemicals Inc                                                               12,543                   388,833
HB Fuller Co                                                                     15,427                   582,986
MacDermid Inc                                                                    13,295                   400,844
OM Group Inc (a)(b)                                                              15,338                   329,921
Omnova Solutions Inc (b)                                                         21,796                   146,905
Penford Corp                                                                      4,755                    74,226
Quaker Chemical Corp                                                              5,155                   102,636
                                                                                               -------------------
                                                                                                        2,026,351
                                                                                               -------------------
Circuit Boards (0.13%)
Park Electrochemical Corp                                                        10,660                   301,465
SBS Technologies Inc (b)                                                          8,296                    94,657
                                                                                               -------------------
                                                                                                          396,122
                                                                                               -------------------
Coal (0.54%)
Massey Energy Co                                                                 40,780                 1,682,175
                                                                                               -------------------

Coffee (0.07%)
Peet's Coffee & Tea Inc (a)(b)                                                    7,438                   229,239
                                                                                               -------------------

Collectibles (0.03%)
Lenox Group Inc (b)                                                               7,373                   100,641
                                                                                               -------------------

Commercial Banks (5.31%)
Central Pacific Financial Corp                                                   16,126                   593,437
Chittenden Corp                                                                  24,687                   700,370
Community Bank System Inc                                                        15,876                   369,276
East West Bancorp Inc                                                            29,826                 1,100,878
First Bancorp/Puerto Rico (a)                                                    42,849                   547,610
First Midwest Bancorp Inc/IL (a)                                                 24,064                   840,074
First Republic Bank/San Francisco CA                                             12,170                   461,973
Fremont General Corp (a)                                                         34,684                   849,758
Glacier Bancorp Inc (a)                                                          16,640                   528,819
Gold Banc Corp Inc                                                               20,257                   367,867
Hanmi Financial Corp                                                             20,860                   396,132
Hudson United Bancorp                                                            23,579                   982,065
Irwin Financial Corp                                                              9,402                   201,391
Nara Bancorp Inc (a)                                                             10,540                   188,666
PrivateBancorp Inc (a)                                                            9,232                   349,062
Prosperity Bancshares Inc                                                        11,399                   332,053
Provident Bankshares Corp                                                        17,436                   640,424
Republic Bancorp Inc/MI (a)                                                      39,846                   516,006
South Financial Group Inc/The                                                    39,585                 1,032,377
Sterling Bancshares Inc/TX                                                       24,071                   403,189
Susquehanna Bancshares Inc                                                       24,822                   599,203
Trustco Bank Corp NY (a)                                                         39,713                   503,561
UCBH Holdings Inc                                                                49,389                   856,899
Umpqua Holdings Corp                                                             23,600                   665,048
United Bankshares Inc                                                            19,666                   732,952
Whitney Holding Corp                                                             33,575                 1,104,618
Wintrust Financial Corp                                                          12,542                   673,505
                                                                                               -------------------
                                                                                                       16,537,213
                                                                                               -------------------
Commercial Services (0.73%)
Arbitron Inc                                                                     16,366                   649,730
Central Parking Corp                                                              9,497                   140,081
CPI Corp                                                                          3,633                    72,297
Live Nation Inc (b)                                                              35,965                   638,379
Pre-Paid Legal Services Inc (a)                                                   5,413                   206,722
Sourcecorp (b)                                                                    8,267                   217,587
Startek Inc                                                                       5,973                   121,252
Vertrue Inc (a)(b)                                                                5,152                   222,876
                                                                                               -------------------
                                                                                                        2,268,924
                                                                                               -------------------
Commercial Services - Finance (0.33%)
Coinstar Inc (b)                                                                 14,530                   361,797
iPayment Inc (b)                                                                  6,851                   285,275
NCO Group Inc (a)(b)                                                             17,058                   290,498
Rewards Network Inc (b)                                                          11,109                    76,652
                                                                                               -------------------
                                                                                                        1,014,222
                                                                                               -------------------
Communications Software (0.49%)
Avid Technology Inc (b)                                                          22,093                 1,097,359
Captaris Inc (b)                                                                 15,072                    58,328
Digi International Inc (b)                                                       10,902                   123,520
Inter-Tel Inc (a)                                                                11,113                   240,930
                                                                                               -------------------
                                                                                                        1,520,137
                                                                                               -------------------
Computer Aided Design (0.24%)
Ansys Inc (b)                                                                    16,940                   742,988
                                                                                               -------------------

Computer Services (0.70%)
CACI International Inc (a)(b)                                                    15,971                   911,944
Carreker Corp (b)                                                                11,393                    64,142
Ciber Inc (b)                                                                    29,163                   183,144
Factset Research Systems Inc (a)                                                 17,942                   715,527
Manhattan Associates Inc (b)                                                     14,676                   319,350
                                                                                               -------------------
                                                                                                        2,194,107
                                                                                               -------------------
Computer Software (0.03%)
Phoenix Technologies Ltd (b)                                                     13,245                    90,728
                                                                                               -------------------

Computers - Integrated Systems (0.96%)
Agilysys Inc                                                                     16,152                   342,422

Catapult Communications Corp (b)                                                  5,463                    64,901
Kronos Inc/MA (a)(b)                                                             16,892                   663,856
Mercury Computer Systems Inc (b)                                                 11,262                   218,032
Micros Systems Inc (b)                                                           20,320                   937,768
MTS Systems Corp                                                                 10,491                   384,495
Radiant Systems Inc (b)                                                          12,114                   169,596
Radisys Corp (a)(b)                                                              10,915                   196,252
                                                                                               -------------------
                                                                                                        2,977,322
                                                                                               -------------------
Computers  -Memory Devices (0.36%)
Hutchinson Technology Inc (a)(b)                                                 13,560                   375,341
Komag Inc (a)(b)                                                                 15,876                   747,124
                                                                                               -------------------
                                                                                                        1,122,465
                                                                                               -------------------
Computers - Peripheral Equipment (0.11%)
Synaptics Inc (a)(b)                                                             12,860                   353,907
                                                                                               -------------------

Computers - Voice Recognition (0.17%)
Talx Corp                                                                        16,958                   531,464
                                                                                               -------------------

Consulting Services (0.35%)
MAXIMUS Inc                                                                      10,104                   395,269
Watson Wyatt Worldwide Inc                                                       22,342                   680,090
                                                                                               -------------------
                                                                                                        1,075,359
                                                                                               -------------------
Consumer Products - Miscellaneous (0.63%)
CNS Inc                                                                           7,533                   164,747
Fossil Inc (a)(b)                                                                25,970                   615,489
Playtex Products Inc (b)                                                         33,641                   451,462
Russ Berrie & Co Inc                                                              6,294                    79,682
Spectrum Brands Inc (b)                                                          19,665                   371,865
WD-40 Co                                                                          8,848                   277,916
                                                                                               -------------------
                                                                                                        1,961,161
                                                                                               -------------------
Containers - Paper & Plastic (0.05%)
Chesapeake Corp                                                                  10,449                   161,959
                                                                                               -------------------

Data Processing & Management (0.95%)
eFunds Corp (b)                                                                  24,240                   571,579
Filenet Corp (b)                                                                 22,090                   619,845
Global Payments Inc                                                              34,876                 1,776,235
                                                                                               -------------------
                                                                                                        2,967,659
                                                                                               -------------------
Decision Support Software (0.09%)
SPSS Inc (b)                                                                      8,588                   276,877
                                                                                               -------------------

Dental Supplies & Equipment (0.29%)
Sybron Dental Specialties Inc (b)                                                21,398                   911,555
                                                                                               -------------------

Diagnostic Equipment (0.23%)
Immucor Inc (b)                                                                  24,168                   726,248
                                                                                               -------------------

Diagnostic Kits (0.77%)
Biosite Inc (a)(b)                                                                9,237                   461,111
Diagnostic Products Corp                                                         12,490                   634,492
Idexx Laboratories Inc (a)(b)                                                    16,996                 1,305,633
                                                                                               -------------------
                                                                                                        2,401,236
                                                                                               -------------------
Direct Marketing (0.18%)
Advo Inc (a)                                                                     16,681                   548,471
                                                                                               -------------------


Disposable Medical Products (0.15%)
ICU Medical Inc (a)(b)                                                            7,358                   265,183
Merit Medical Systems Inc (b)                                                    14,384                   202,958
                                                                                               -------------------
                                                                                                          468,141
                                                                                               -------------------
Distribution & Wholesale (2.34%)
Bell Microproducts Inc (a)(b)                                                    15,850                   100,806
Brightpoint Inc (b)                                                              21,862                   493,863
Building Material Holding Corp (a)                                                7,618                   603,117
Hughes Supply Inc                                                                35,460                 1,634,706
LKQ Corp (b)                                                                     23,470                   527,840
Owens & Minor Inc                                                                21,158                   662,246
Scansource Inc (a)(b)                                                             6,721                   395,262
SCP Pool Corp                                                                    27,630                 1,101,884
United Stationers Inc (b)                                                        17,136                   857,314
Watsco Inc                                                                       12,574                   889,485
                                                                                               -------------------
                                                                                                        7,266,523
                                                                                               -------------------
Diversified Manufacturing Operations (1.51%)
Acuity Brands Inc                                                                23,848                   903,601
AO Smith Corp                                                                    10,689                   460,589
Barnes Group Inc                                                                  9,228                   349,464
EnPro Industries Inc (a)(b)                                                      11,267                   345,672
Griffon Corp (b)                                                                 13,774                   325,066
Lydall Inc (b)                                                                    8,572                    77,148
Roper Industries Inc                                                             45,491                 1,835,562
Standex International Corp                                                        5,930                   183,356
Tredegar Corp                                                                    14,756                   220,307
                                                                                               -------------------
                                                                                                        4,700,765
                                                                                               -------------------
Diversified Minerals (0.10%)
AMCOL International Corp (a)                                                     11,680                   315,126
                                                                                               -------------------

Diversified Operations & Commercial Services (0.38%)
Chemed Corp                                                                      13,654                   725,847
Viad Corp                                                                        11,886                   338,394
Volt Information Sciences Inc (b)                                                 4,310                   105,509
                                                                                               -------------------
                                                                                                        1,169,750
                                                                                               -------------------
Drug Delivery Systems (0.06%)
Noven Pharmaceuticals Inc (a)(b)                                                 12,512                   195,563
                                                                                               -------------------

E-Commerce - Services (0.03%)
Napster Inc (a)(b)                                                               23,270                    90,986
                                                                                               -------------------

Electric - Integrated (1.20%)
Allete Inc                                                                       15,949                   706,381
Avista Corp                                                                      25,749                   492,063
Central Vermont Public Service Corp                                               6,513                   126,027
CH Energy Group Inc (a)                                                           7,187                   337,070
Cleco Corp                                                                       26,484                   580,794
El Paso Electric Co (b)                                                          25,454                   521,298
Green Mountain Power Corp                                                         2,770                    83,377
UIL Holdings Corp (a)                                                             6,864                   331,806
Unisource Energy Corp                                                            18,415                   569,576
                                                                                               -------------------
                                                                                                        3,748,392
                                                                                               -------------------
Electric Products - Miscellaneous (0.11%)
Littelfuse Inc (b)                                                               11,837                   349,783
                                                                                               -------------------

Electronic Components - Miscellaneous (0.94%)
Bel Fuse Inc (a)                                                                  6,210                   231,260

Benchmark Electronics Inc (b)                                                    22,264                   813,304
CTS Corp                                                                         19,108                   235,220
Cubic Corp (a)                                                                    8,217                   183,157
Daktronics Inc                                                                    8,301                   252,267
Methode Electronics Inc                                                          19,991                   245,889
Planar Systems Inc (b)                                                            7,832                   108,238
Rogers Corp (a)(b)                                                                8,631                   406,607
Technitrol Inc                                                                   21,489                   437,516
                                                                                               -------------------
                                                                                                        2,913,458
                                                                                               -------------------
Electronic Components - Semiconductors (0.82%)
Actel Corp (a)(b)                                                                13,468                   204,444
DSP Group Inc (b)                                                                15,140                   444,359
ESS Technology (b)                                                               18,786                    75,144
Kopin Corp (b)                                                                   36,484                   173,664
Microsemi Corp (b)                                                               33,236                 1,011,704
Skyworks Solutions Inc (b)                                                       83,985                   443,441
Supertex Inc (a)(b)                                                               6,242                   187,197
                                                                                               -------------------
                                                                                                        2,539,953
                                                                                               -------------------
Electronic Measurement Instruments (1.02%)
Analogic Corp                                                                     7,332                   406,926
Flir Systems Inc (b)                                                             36,783                   871,757
Itron Inc (b)                                                                    13,140                   629,012
Keithley Instruments Inc                                                          7,582                   116,005
Trimble Navigation Ltd (b)                                                       28,523                 1,141,490
                                                                                               -------------------
                                                                                                        3,165,190
                                                                                               -------------------
Electronics - Military (0.07%)
EDO Corp (a)                                                                      7,820                   216,067
                                                                                               -------------------

E-Marketing & Information (0.03%)
MIVA Inc (b)                                                                     14,766                    79,736
                                                                                               -------------------

Energy - Alternate Sources (0.25%)
Headwaters Inc (a)(b)                                                            22,240                   767,280
                                                                                               -------------------

Engineering - Research & Development Services (1.01%)
EMCOR Group Inc (b)                                                               8,235                   675,435
Shaw Group Inc/The (a)(b)                                                        41,926                 1,493,404
URS Corp (b)                                                                     22,853                   977,651
                                                                                               -------------------
                                                                                                        3,146,490
                                                                                               -------------------
Engines - Internal Combustion (0.31%)
Briggs & Stratton Corp                                                           27,430                   954,290
                                                                                               -------------------

Enterprise Software & Services (0.51%)
Hyperion Solutions Corp (b)                                                      31,517                 1,084,500
JDA Software Group Inc (b)                                                       15,285                   234,319
Mantech International Corp (a)(b)                                                 9,467                   264,697
                                                                                               -------------------
                                                                                                        1,583,516
                                                                                               -------------------
Entertainment Software (0.47%)
Take-Two Interactive Software Inc (a)(b)                                         37,568                   595,828
THQ Inc (a)(b)                                                                   33,406                   876,908
                                                                                               -------------------
                                                                                                        1,472,736
                                                                                               -------------------
Environmental Consulting & Engineering (0.16%)
Tetra Tech Inc (b)                                                               30,232                   506,386
                                                                                               -------------------

E-Services - Consulting (0.48%)
Digital Insight Corp (b)                                                         18,264                   655,130

Websense Inc (b)                                                                 12,619                   831,970
                                                                                               -------------------
                                                                                                        1,487,100
                                                                                               -------------------
Fiduciary Banks (0.18%)
Boston Private Financial Holdings Inc                                            18,227                   556,653
                                                                                               -------------------

Filtration & Separation Products (0.30%)
Clarcor Inc                                                                      27,502                   937,268
                                                                                               -------------------

Finance - Consumer Loans (0.22%)
Portfolio Recovery Associates (b)                                                 8,333                   410,400
World Acceptance Corp (a)(b)                                                      9,688                   274,752
                                                                                               -------------------
                                                                                                          685,152
                                                                                               -------------------
Finance - Investment Banker & Broker (0.66%)
Investment Technology Group Inc (b)                                              22,391                 1,007,147
LaBranche & Co Inc (b)                                                           32,104                   367,591
Piper Jaffray Cos (b)                                                            10,495                   470,491
SWS Group Inc                                                                     8,352                   194,017
                                                                                               -------------------
                                                                                                        2,039,246
                                                                                               -------------------
Finance - Leasing Company (0.13%)
Financial Federal Corp (a)                                                        9,321                   417,115
                                                                                               -------------------

Firearms & Ammunition (0.03%)
Sturm Ruger & Co Inc                                                             11,415                    80,818
                                                                                               -------------------

Food - Baking (0.24%)
Flowers Foods Inc                                                                27,725                   762,715
                                                                                               -------------------

Food - Canned (0.10%)
TreeHouse Foods Inc (b)                                                          16,483                   323,891
                                                                                               -------------------

Food - Miscellaneous/Diversified (0.88%)
American Italian Pasta Co (a)                                                     9,774                    35,675
Corn Products International Inc                                                  39,103                 1,066,339
Hain Celestial Group Inc (b)                                                     19,584                   456,503
J&J Snack Foods Corp                                                              7,177                   217,319
Lance Inc                                                                        15,813                   342,510
Ralcorp Holdings Inc (b)                                                         15,733                   618,307
                                                                                               -------------------
                                                                                                        2,736,653
                                                                                               -------------------
Food - Retail (0.10%)
Great Atlantic & Pacific Tea Co (a)(b)                                            9,527                   297,528
                                                                                               -------------------

Food - Wholesale & Distribution (0.47%)
Nash Finch Co (a)                                                                 7,013                   207,585
Performance Food Group Co (a)(b)                                                 19,926                   549,360
United Natural Foods Inc (a)(b)                                                  21,970                   710,290
                                                                                               -------------------
                                                                                                        1,467,235
                                                                                               -------------------
Footwear & Related Apparel (0.32%)
Stride Rite Corp                                                                 19,220                   278,113
Wolverine World Wide Inc                                                         30,152                   725,156
                                                                                               -------------------
                                                                                                        1,003,269
                                                                                               -------------------
Forestry (0.11%)
Deltic Timber Corp                                                                6,519                   345,572
                                                                                               -------------------

Gambling (Non-Hotel) (0.23%)
Pinnacle Entertainment Inc (a)(b)                                                24,656                   710,586
                                                                                               -------------------

Garden Products (0.32%)
Toro Co                                                                          22,299                   985,839
                                                                                               -------------------

Gas - Distribution (2.83%)
Atmos Energy Corp                                                                42,743                 1,123,286
Cascade Natural Gas Corp                                                          6,038                   121,605
Energen Corp                                                                     38,857                 1,516,200
Laclede Group Inc/The (a)                                                        11,226                   366,192
New Jersey Resources Corp                                                        14,605                   663,797
Northwest Natural Gas Co                                                         14,608                   519,899
Piedmont Natural Gas Co (a)                                                      40,613                   984,865
South Jersey Industries Inc                                                      15,219                   447,439
Southern Union Co (b)                                                            51,873                 1,307,200
Southwest Gas Corp                                                               20,744                   573,572
UGI Corp                                                                         55,613                 1,194,011
                                                                                               -------------------
                                                                                                        8,818,066
                                                                                               -------------------
Health Care Cost Containment (0.04%)
Hooper Holmes Inc                                                                34,931                   122,258
                                                                                               -------------------

Home Furnishings (0.42%)
Bassett Furniture Industries Inc                                                  6,261                   122,090
Ethan Allen Interiors Inc                                                        17,697                   752,299
La-Z-Boy Inc (a)                                                                 27,379                   447,373
                                                                                               -------------------
                                                                                                        1,321,762
                                                                                               -------------------
Hotels & Motels (0.09%)
Marcus Corp                                                                      11,438                   275,313
                                                                                               -------------------

Housewares (0.06%)
Libbey Inc                                                                        7,410                    81,066
National Presto Industries Inc                                                    2,498                   116,906
                                                                                               -------------------
                                                                                                          197,972
                                                                                               -------------------
Human Resources (0.91%)
Administaff Inc                                                                  11,965                   514,974
CDI Corp                                                                          6,620                   180,527
Cross Country Healthcare Inc (b)                                                 11,085                   219,040
Gevity HR Inc (a)                                                                14,587                   400,413
Heidrick & Struggles International Inc (b)                                        9,858                   330,834
Labor Ready Inc (a)(b)                                                           28,254                   658,036
On Assignment Inc (b)                                                            13,605                   169,110
Spherion Corp (b)                                                                31,624                   354,189
                                                                                               -------------------
                                                                                                        2,827,123
                                                                                               -------------------
Identification Systems - Development (0.64%)
Brady Corp                                                                       26,077                 1,037,082
Checkpoint Systems Inc (b)                                                       20,364                   549,217
Paxar Corp (a)(b)                                                                19,316                   390,570
                                                                                               -------------------
                                                                                                        1,976,869
                                                                                               -------------------
Industrial Audio & Video Products (0.07%)
Sonic Solutions Inc (a)(b)                                                       13,140                   220,095
                                                                                               -------------------

Industrial Automation & Robots (0.28%)
Cognex Corp                                                                      25,078                   731,776
Gerber Scientific Inc (b)                                                        11,838                   131,639
                                                                                               -------------------
                                                                                                          863,415
                                                                                               -------------------
Instruments - Controls (0.40%)
Photon Dynamics Inc (a)(b)                                                        9,007                   197,344
Watts Water Technologies Inc                                                     13,502                   454,747
Woodward Governor Co                                                              5,217                   488,050
X-Rite Inc (a)                                                                    9,784                   116,332
                                                                                               -------------------
                                                                                                        1,256,473
                                                                                               -------------------
Instruments - Scientific (0.29%)
Dionex Corp (a)(b)                                                               10,617                   563,020
FEI Co (b)                                                                       13,214                   304,979
Meade Instruments Corp (b)                                                        9,016                    28,761
                                                                                               -------------------
                                                                                                          896,760
                                                                                               -------------------
Insurance Brokers (0.24%)
Hilb Rogal & Hobbs Co                                                            18,986                   738,176
                                                                                               -------------------

Internet Application Software (0.14%)
WebEx Communications Inc (a)(b)                                                  18,425                   447,359
                                                                                               -------------------

Internet Connectivity Services (0.03%)
PC-Tel Inc (b)                                                                   11,337                   108,042
                                                                                               -------------------

Internet Content - Information & News (0.11%)
Infospace Inc (a)(b)                                                             14,633                   345,485
                                                                                               -------------------

Internet Security (0.36%)
Blue Coat Systems Inc (b)                                                         6,850                   280,781
Internet Security Systems (a)(b)                                                 20,480                   436,634
Secure Computing Corp (b)                                                        28,020                   407,971
                                                                                               -------------------
                                                                                                        1,125,386
                                                                                               -------------------
Internet Telephony (0.20%)
j2 Global Communications Inc (a)(b)                                              13,113                   626,146
                                                                                               -------------------

Lasers - Systems & Components (0.56%)
Coherent Inc (b)                                                                 16,511                   511,181
Cymer Inc (a)(b)                                                                 18,937                   854,816
Electro Scientific Industries Inc (a)(b)                                         15,205                   387,271
                                                                                               -------------------
                                                                                                        1,753,268
                                                                                               -------------------
Leisure & Recreation Products (0.24%)
K2 Inc (a)(b)                                                                    24,857                   295,798
Multimedia Games Inc (a)(b)                                                      14,387                   136,677
WMS Industries Inc (a)(b)                                                        12,091                   316,663
                                                                                               -------------------
                                                                                                          749,138
                                                                                               -------------------
Life & Health Insurance (0.53%)
Delphi Financial Group                                                           15,197                   724,289
Presidential Life Corp                                                           11,384                   244,414
UICI                                                                             18,588                   679,020
                                                                                               -------------------
                                                                                                        1,647,723
                                                                                               -------------------
Linen Supply & Related Items (0.17%)
Angelica Corp                                                                     4,926                    84,974
G&K Services Inc                                                                 11,195                   444,889
                                                                                               -------------------
                                                                                                          529,863
                                                                                               -------------------
Machinery - Construction & Mining (0.59%)
Astec Industries Inc (b)                                                          9,283                   356,931
JLG Industries Inc                                                               27,395                 1,492,480
                                                                                               -------------------
                                                                                                        1,849,411
                                                                                               -------------------
Machinery - Electrical (0.34%)
Baldor Electric Co                                                               14,936                   446,288
Regal-Beloit Corp                                                                16,242                   599,167
                                                                                               -------------------
                                                                                                        1,045,455
                                                                                               -------------------

Machinery - Farm (0.05%)
Lindsay Manufacturing Co (a)                                                      6,108                   152,456
                                                                                               -------------------

Machinery - General Industry (1.55%)
Albany International Corp                                                        17,090                   632,330
Applied Industrial Technologies Inc                                              13,162                   559,385
Gardner Denver Inc (b)                                                           13,768                   728,327
IDEX Corp                                                                        27,740                 1,276,040
Manitowoc Co                                                                     16,040                 1,066,660
Robbins & Myers Inc                                                               6,144                   144,876
Stewart & Stevenson Services Inc                                                 15,524                   403,158
                                                                                               -------------------
                                                                                                        4,810,776
                                                                                               -------------------
Medical  - Outpatient & Home Medical Care (0.42%)
Amedisys Inc (a)(b)                                                               8,380                   380,033
Amsurg Corp (a)(b)                                                               15,739                   341,379
Gentiva Health Services Inc (a)(b)                                               12,134                   230,425
Odyssey HealthCare Inc (b)                                                       18,153                   369,958
                                                                                               -------------------
                                                                                                        1,321,795
                                                                                               -------------------
Medical - Biomedical/Gene (0.49%)
Arqule Inc (b)                                                                   18,711                   100,665
Cambrex Corp                                                                     14,144                   312,724
CryoLife Inc (a)(b)                                                              11,415                    53,651
Enzo Biochem Inc (a)(b)                                                          14,508                   189,184
Integra LifeSciences Holdings Corp (a)(b)                                         9,221                   359,619
Regeneron Pharmaceuticals Inc (b)                                                23,227                   353,747
Savient Pharmaceuticals Inc (b)                                                  32,225                   144,046
                                                                                               -------------------
                                                                                                        1,513,636
                                                                                               -------------------
Medical - Drugs (0.31%)
Bradley Pharmaceuticals Inc (a)(b)                                                7,389                    86,673
Medicis Pharmaceutical Corp (a)                                                  28,846                   891,630
                                                                                               -------------------
                                                                                                          978,303
                                                                                               -------------------
Medical - Generic Drugs (0.24%)
Alpharma Inc                                                                     22,109                   739,546
                                                                                               -------------------

Medical - HMO (0.73%)
AMERIGROUP Corp (b)                                                              27,314                   609,648
Centene Corp (a)(b)                                                              22,626                   594,838
Sierra Health Services Inc (a)(b)                                                27,126                 1,074,732
                                                                                               -------------------
                                                                                                        2,279,218
                                                                                               -------------------
Medical - Hospitals (0.29%)
United Surgical Partners International (a)(b)                                    23,443                   908,651
                                                                                               -------------------

Medical Information Systems (0.85%)
Cerner Corp (a)(b)                                                               32,833                 1,477,485
Dendrite International Inc (a)(b)                                                23,021                   334,265
Per-Se Technologies Inc (a)(b)                                                   18,580                   462,084
Quality Systems Inc. (a)                                                          4,340                   384,090
                                                                                               -------------------
                                                                                                        2,657,924
                                                                                               -------------------
Medical Instruments (0.67%)
Arthrocare Corp (a)(b)                                                           13,294                   595,438
Conmed Corp (a)(b)                                                               15,651                   369,990
Datascope Corp                                                                    6,513                   228,606
DJ Orthopedics Inc (a)(b)                                                        11,594                   380,631
Kensey Nash Corp (a)(b)                                                           5,297                   129,300
Possis Medical Inc (b)                                                            9,152                    89,690
SurModics Inc (a)(b)                                                              8,241                   303,928
                                                                                               -------------------
                                                                                                        2,097,583
                                                                                               -------------------
Medical Laser Systems (0.32%)
Biolase Technology Inc (a)                                                       12,328                    93,693
Laserscope (a)(b)                                                                10,624                   286,529
LCA-Vision Inc (a)                                                               10,951                   615,118
                                                                                               -------------------
                                                                                                          995,340
                                                                                               -------------------
Medical Products (1.89%)
American Medical Systems Holdings Inc (b)                                        36,839                   834,772
Cooper Cos Inc/The                                                               23,425                 1,298,448
Cyberonics Inc (a)(b)                                                            11,553                   346,705
Haemonetics Corp/Mass (b)                                                        14,038                   729,976
Invacare Corp                                                                    16,819                   581,769
Mentor Corp (a)                                                                  20,195                   908,775
Osteotech Inc (b)                                                                 9,123                    49,355
PolyMedica Corp                                                                  12,826                   509,449
Viasys Healthcare Inc (a)(b)                                                     16,792                   475,549
Vital Signs Inc                                                                   2,999                   153,879
                                                                                               -------------------
                                                                                                        5,888,677
                                                                                               -------------------
Metal - Aluminum (0.13%)
Century Aluminum Co (a)(b)                                                       12,112                   412,777
                                                                                               -------------------

Metal - Iron (0.40%)
Cleveland-Cliffs Inc (a)                                                         11,627                 1,253,972
                                                                                               -------------------

Metal Processors & Fabrication (1.09%)
Commercial Metals Co                                                             30,878                 1,461,456
Kaydon Corp                                                                      14,928                   499,192
Mueller Industries Inc                                                           19,424                   563,878
Quanex Corp                                                                      13,398                   832,150
Wolverine Tube Inc (a)(b)                                                         7,972                    42,172
                                                                                               -------------------
                                                                                                        3,398,848
                                                                                               -------------------
Metal Products - Distribution (0.08%)
AM Castle & Co (b)                                                                5,169                   155,845
Lawson Products                                                                   2,435                   102,855
                                                                                               -------------------
                                                                                                          258,700
                                                                                               -------------------
Miscellaneous Manufacturers (0.34%)
Aptargroup Inc                                                                   18,534                 1,046,059
                                                                                               -------------------

Multi-line Insurance (0.12%)
United Fire & Casualty Co                                                         9,008                   369,508
                                                                                               -------------------

Networking Products (0.77%)
Adaptec Inc (b)                                                                  60,115                   327,026
Aeroflex Inc (b)                                                                 39,602                   478,788
Anixter International Inc                                                        17,246                   798,317
Black Box Corp                                                                    9,149                   463,214
Netgear Inc (b)                                                                  17,466                   316,484
                                                                                               -------------------
                                                                                                        2,383,829
                                                                                               -------------------
Non-Ferrous Metals (0.25%)
Brush Engineered Materials Inc (a)(b)                                            10,195                   219,498
RTI International Metals Inc (a)(b)                                              12,208                   552,412
                                                                                               -------------------
                                                                                                          771,910
                                                                                               -------------------
Non-hazardous Waste Disposal (0.28%)
Waste Connections Inc (a)(b)                                                     24,593                   859,279
                                                                                               -------------------


Office Automation & Equipment (0.14%)
Global Imaging Systems Inc (b)                                                   12,334                   436,130
                                                                                               -------------------

Office Furnishings - Original (0.08%)
Interface Inc (b)                                                                25,431                   239,051
                                                                                               -------------------

Office Supplies & Forms (0.22%)
John H Harland Co (a)                                                            14,935                   557,523
Standard Register Co/The                                                          6,725                   122,059
                                                                                               -------------------
                                                                                                          679,582
                                                                                               -------------------
Oil - Field Services (1.56%)
Cal Dive International Inc (b)                                                   41,217                 1,730,290
Oceaneering International Inc (b)                                                14,169                   841,780
SEACOR Holdings Inc (b)                                                          11,009                   817,748
Tetra Technologies Inc (a)(b)                                                    18,394                   729,874
W-H Energy Services Inc (b)                                                      15,136                   730,766
                                                                                               -------------------
                                                                                                        4,850,458
                                                                                               -------------------
Oil & Gas Drilling (0.22%)
Atwood Oceanics Inc (a)(b)                                                        7,054                   685,155
                                                                                               -------------------

Oil Company - Exploration & Production (2.94%)
Cabot Oil & Gas Corp                                                             25,965                 1,339,015
Cimarex Energy Co                                                                43,688                 1,990,425
Penn Virginia Corp                                                                9,857                   644,845
Petroleum Development Corp (b)                                                    8,796                   376,997
Remington Oil & Gas Corp (b)                                                     12,497                   559,866
St Mary Land & Exploration Co (a)                                                29,991                 1,308,807
Stone Energy Corp (a)(b)                                                         14,280                   714,143
Swift Energy Co (b)                                                              15,220                   752,172
Unit Corp (b)                                                                    24,463                 1,460,441
                                                                                               -------------------
                                                                                                        9,146,711
                                                                                               -------------------
Oil Field Machinery & Equipment (1.40%)
CARBO Ceramics Inc                                                               10,471                   705,432
Dril-Quip Inc (b)                                                                 4,268                   268,756
Hydril (b)                                                                       10,389                   855,534
Lone Star Technologies Inc (a)(b)                                                16,210                   922,349
Lufkin Industries Inc                                                             7,758                   522,889
Maverick Tube Corp (a)(b)                                                        22,853                 1,093,516
                                                                                               -------------------
                                                                                                        4,368,476
                                                                                               -------------------
Oil Refining & Marketing (0.46%)
Frontier Oil Corp                                                                29,971                 1,420,326
                                                                                               -------------------

Paper & Related Products (0.46%)
Buckeye Technologies Inc (b)                                                     17,538                   165,208
Caraustar Industries Inc (b)                                                     15,261                   166,040
Neenah Paper Inc                                                                  7,828                   229,360
Pope & Talbot Inc                                                                 8,647                    70,905
Rock-Tenn Co                                                                     16,520                   230,950
Schweitzer-Mauduit International Inc                                              8,084                   215,196
Wausau Paper Corp                                                                27,196                   346,749
                                                                                               -------------------
                                                                                                        1,424,408
                                                                                               -------------------
Physical Therapy & Rehabilitation Centers (0.05%)
RehabCare Group Inc (b)                                                           8,916                   171,009
                                                                                               -------------------

Physician Practice Management (0.63%)
American Healthways Inc (a)(b)                                                   17,926                   800,934

Pediatrix Medical Group Inc (b)                                                  13,097                 1,148,345
                                                                                               -------------------
                                                                                                        1,949,279
                                                                                               -------------------
Poultry (0.07%)
Sanderson Farms Inc                                                               7,677                   214,956
                                                                                               -------------------

Power Converter & Supply Equipment (0.26%)
Advanced Energy Industries Inc (b)                                               15,527                   243,619
Artesyn Technologies Inc (a)(b)                                                  21,138                   213,071
C&D Technologies Inc (a)                                                         13,471                   111,809
Magnetek Inc (b)                                                                 15,425                    62,471
Vicor Corp                                                                       10,229                   173,382
                                                                                               -------------------
                                                                                                          804,352
                                                                                               -------------------
Printing - Commercial (0.19%)
Bowne & Co Inc                                                                   17,283                   260,282
Consolidated Graphics Inc (b)                                                     6,219                   319,408
                                                                                               -------------------
                                                                                                          579,690
                                                                                               -------------------
Property & Casualty Insurance (1.94%)
Infinity Property & Casualty Corp                                                10,969                   423,184
LandAmerica Financial Group Inc                                                   9,239                   609,589
Philadelphia Consolidated Holding Co (b)                                          9,779                   950,030
ProAssurance Corp (b)                                                            16,479                   843,560
RLI Corp                                                                         11,357                   620,660
SCPIE Holdings Inc (b)                                                            5,309                   125,983
Selective Insurance Group (a)                                                    14,961                   867,738
Stewart Information Services Corp                                                 9,620                   514,189
Zenith National Insurance Corp                                                   19,293                 1,066,710
                                                                                               -------------------
                                                                                                        6,021,643
                                                                                               -------------------
Publicly Traded Investment Fund (2.97%)
iShares S&P SmallCap 600 Index Fund (a)                                         148,008                 9,246,060
                                                                                               -------------------

Publishing - Books (0.05%)
Thomas Nelson Inc                                                                 5,790                   148,803
                                                                                               -------------------

Recreational Centers (0.05%)
Bally Total Fitness Holding Corp (a)(b)                                          18,066                   142,360
                                                                                               -------------------

Recreational Vehicles (0.44%)
Arctic Cat Inc                                                                    6,776                   158,016
Polaris Industries Inc                                                           22,054                 1,203,046
                                                                                               -------------------
                                                                                                        1,361,062
                                                                                               -------------------
Recycling (0.22%)
Aleris International Inc (a)(b)                                                  16,482                   685,981
                                                                                               -------------------

REITS - Apartments (0.50%)
Essex Property Trust Inc                                                         12,118                 1,204,287
Town & Country Trust (a)                                                          9,323                   345,417
                                                                                               -------------------
                                                                                                        1,549,704
                                                                                               -------------------
REITS - Diversified (0.74%)
Colonial Properties Trust (a)                                                    23,748                 1,097,632
Entertainment Properties Trust                                                   13,723                   596,402
Lexington Corporate Properties Trust                                             27,560                   611,832
                                                                                               -------------------
                                                                                                        2,305,866
                                                                                               -------------------
REITS - Mortgage (0.38%)
New Century Financial Corp                                                       29,958                 1,175,252
                                                                                               -------------------


REITS - Office Property (0.55%)
Glenborough Realty Trust Inc (a)                                                 18,439                   362,880
Kilroy Realty Corp                                                               15,336                 1,036,560
Parkway Properties Inc/Md                                                         7,503                   317,527
                                                                                               -------------------
                                                                                                        1,716,967
                                                                                               -------------------
REITS - Shopping Centers (0.11%)
Acadia Realty Trust                                                              16,724                   356,723
                                                                                               -------------------

REITS - Single Tenant (0.21%)
Commercial Net Lease Realty                                                      28,743                   659,077
                                                                                               -------------------

REITS - Storage (0.63%)
Shurgard Storage Centers Inc                                                     24,877                 1,500,083
Sovran Self Storage Inc (a)                                                       9,069                   449,188
                                                                                               -------------------
                                                                                                        1,949,271
                                                                                               -------------------
REITS - Warehouse & Industrial (0.18%)
EastGroup Properties Inc                                                         11,674                   551,246
                                                                                               -------------------

Rental - Auto & Equipment (0.18%)
Aaron Rents Inc                                                                  23,827                   573,039
                                                                                               -------------------

Research & Development (0.18%)
Parexel International Corp (b)                                                   14,111                   344,026
SFBC International Inc (a)(b)                                                     9,781                   215,671
                                                                                               -------------------
                                                                                                          559,697
                                                                                               -------------------
Respiratory Products (0.92%)
Resmed Inc (b)                                                                   37,455                 1,477,225
Respironics Inc (b)                                                              38,204                 1,376,490
                                                                                               -------------------
                                                                                                        2,853,715
                                                                                               -------------------
Retail - Apparel & Shoe (2.02%)
Brown Shoe Co Inc                                                                 9,778                   440,205
Burlington Coat Factory Warehouse Corp (a)                                        8,782                   392,380
Cato Corp/The                                                                    16,526                   356,796
Childrens Place Retail Stores Inc/The (a)(b)                                     11,353                   497,148
Christopher & Banks Corp                                                         19,087                   377,732
Dress Barn Inc (a)(b)                                                            11,942                   551,004
Finish Line                                                                      23,359                   419,294
Genesco Inc (a)(b)                                                               12,126                   472,308
HOT Topic Inc (b)                                                                23,795                   341,696
JOS A Bank Clothiers Inc (a)(b)                                                   6,328                   324,436
Men's Wearhouse Inc (b)                                                          28,016                   957,307
Stage Stores Inc                                                                 14,031                   416,580
Stein Mart Inc (a)                                                               14,141                   234,458
Too Inc (b)                                                                      17,661                   510,933
                                                                                               -------------------
                                                                                                        6,292,277
                                                                                               -------------------
Retail - Auto Parts (0.14%)
PEP Boys-Manny Moe & Jack (a)                                                    28,722                   448,063
                                                                                               -------------------

Retail - Automobile (0.25%)
Group 1 Automotive Inc                                                           11,400                   393,072
Sonic Automotive Inc (a)                                                         15,778                   371,256
                                                                                               -------------------
                                                                                                          764,328
                                                                                               -------------------
Retail - Bedding (0.38%)
Linens 'n Things Inc (b)                                                         24,060                   664,297
Select Comfort Corp (a)(b)                                                       18,627                   514,105
                                                                                               -------------------
                                                                                                        1,178,402
                                                                                               -------------------

Retail - Computer Equipment (0.17%)
Insight Enterprises Inc (b)                                                      25,223                   527,413
                                                                                               -------------------

Retail - Convenience Store (0.22%)
Casey's General Stores Inc                                                       26,684                   679,108
                                                                                               -------------------

Retail - Discount (0.11%)
Fred's Inc                                                                       21,133                   335,592
                                                                                               -------------------

Retail - Drug Store (0.16%)
Longs Drug Stores Corp (a)                                                       14,103                   493,464
                                                                                               -------------------

Retail - Fabric Store (0.07%)
Hancock Fabrics Inc /DE (a)                                                      10,148                    46,275
Jo-Ann Stores Inc (a)(b)                                                         12,422                   163,101
                                                                                               -------------------
                                                                                                          209,376
                                                                                               -------------------
Retail - Gardening Products (0.29%)
Tractor Supply Co (b)                                                            17,726                   905,444
                                                                                               -------------------

Retail - Home Furnishings (0.13%)
Cost Plus Inc (a)(b)                                                             11,697                   228,677
Haverty Furniture Cos Inc                                                        11,891                   176,700
                                                                                               -------------------
                                                                                                          405,377
                                                                                               -------------------
Retail - Jewelry (0.20%)
Zale Corp (a)(b)                                                                 25,907                   634,981
                                                                                               -------------------

Retail - Leisure Products (0.08%)
MarineMax Inc (a)(b)                                                              8,321                   261,862
                                                                                               -------------------

Retail - Mail Order (0.07%)
J Jill Group Inc/The (b)                                                         10,777                   207,888
                                                                                               -------------------

Retail - Music Store (0.24%)
Guitar Center Inc (a)(b)                                                         13,794                   740,462
                                                                                               -------------------

Retail - Office Supplies (0.15%)
School Specialty Inc (a)(b)                                                      12,138                   455,782
                                                                                               -------------------

Retail - Pawn Shops (0.13%)
Cash America International Inc                                                   15,510                   410,860
                                                                                               -------------------

Retail - Petroleum Products (0.16%)
World Fuel Services Corp (a)                                                     14,507                   499,911
                                                                                               -------------------

Retail - Restaurants (2.48%)
CEC Entertainment Inc (b)                                                        18,092                   651,674
Ihop Corp                                                                         9,965                   489,979
Jack in the Box Inc (a)(b)                                                       18,894                   751,225
Landry's Restaurants Inc (a)                                                      8,816                   270,122
Lone Star Steakhouse & Saloon Inc                                                 9,534                   258,276
O'Charleys Inc (b)                                                               11,861                   205,314
Panera Bread Co (b)                                                              16,510                 1,124,331
Papa John's International Inc (a)(b)                                             12,603                   437,702
PF Chang's China Bistro Inc (b)                                                  13,985                   716,871
Rare Hospitality International Inc (b)                                           17,691                   558,151
Red Robin Gourmet Burgers Inc (a)(b)                                              7,674                   304,581
Ryan's Restaurant Group Inc (b)                                                  22,257                   290,899
Sonic Corp (b)                                                                   31,450                   910,478
Steak N Shake Co/The (b)                                                         14,794                   271,322
Triarc Cos Inc                                                                   28,775                   476,514
                                                                                               -------------------
                                                                                                        7,717,439
                                                                                               -------------------
Retail - Sporting Goods (0.19%)
Hibbett Sporting Goods Inc (a)(b)                                                18,937                   580,419
                                                                                               -------------------

Retail - Video Rental (0.02%)
Movie Gallery Inc (a)                                                            13,694                    74,632
                                                                                               -------------------

Retirement & Aged Care (0.22%)
Sunrise Senior Living Inc (a)(b)                                                 19,038                   692,031
                                                                                               -------------------

Rubber & Plastic Products (0.08%)
Myers Industries Inc                                                             16,590                   248,850
                                                                                               -------------------

Savings & Loans - Thrifts (1.65%)
Anchor Bancorp Wisconsin Inc                                                      9,762                   303,891
BankAtlantic Bancorp Inc (a)                                                     23,832                   333,648
Bankunited Financial Corp (a)                                                    16,805                   472,220
Brookline Bancorp Inc                                                            32,654                   489,483
Dime Community Bancshares                                                        14,691                   217,280
Downey Financial Corp                                                            11,077                   725,322
Fidelity Bankshares Inc                                                          11,845                   403,559
FirstFed Financial Corp (a)(b)                                                    8,778                   550,381
Flagstar Bancorp Inc (a)                                                         18,520                   281,134
Franklin Bank Corp/Houston TX (b)                                                12,394                   213,920
MAF Bancorp Inc                                                                  14,620                   628,514
Sterling Financial Corp/WA (a)                                                   18,444                   516,801
                                                                                               -------------------
                                                                                                        5,136,153
                                                                                               -------------------
Schools (0.14%)
Universal Technical Institute Inc (b)                                            12,153                   444,192
                                                                                               -------------------

Seismic Data Collection (0.36%)
Input/Output Inc (a)(b)                                                          37,221                   292,929
Veritas DGC Inc (b)                                                              18,522                   834,602
                                                                                               -------------------
                                                                                                        1,127,531
                                                                                               -------------------
Semiconductor Component - Integrated Circuits (0.38%)
Exar Corp (b)                                                                    18,685                   251,687
Pericom Semiconductor Corp (b)                                                   13,946                   135,276
Power Integrations Inc (a)(b)                                                    15,667                   415,019
Standard Microsystems Corp (a)(b)                                                11,110                   382,628
                                                                                               -------------------
                                                                                                        1,184,610
                                                                                               -------------------
Semiconductor Equipment (1.41%)
ATMI Inc (a)(b)                                                                  20,035                   673,176
Axcelis Technologies Inc (b)                                                     53,300                   336,856
Brooks Automation Inc (a)(b)                                                     39,522                   666,341
Cohu Inc (a)                                                                     11,740                   332,829
Kulicke & Soffa Industries Inc (a)(b)                                            27,607                   308,922
Photronics Inc (a)(b)                                                            21,882                   394,751
Rudolph Technologies Inc (b)                                                      7,539                   115,271
Ultratech Inc (a)(b)                                                             12,803                   245,818
Varian Semiconductor Equipment Associates Inc (b)                                20,022                   991,690
Veeco Instruments Inc (b)                                                        14,157                   307,915
                                                                                               -------------------
                                                                                                        4,373,569
                                                                                               -------------------

Software Tools (0.08%)
Altiris Inc (a)(b)                                                               12,295                   240,367
                                                                                               -------------------

Steel - Producers (1.06%)
Carpenter Technology Corp                                                        11,573                 1,048,051
Chaparral Steel Co (b)                                                           12,091                   496,336
Reliance Steel & Aluminum Co                                                     14,682                 1,167,219
Ryerson Inc (a)                                                                  13,382                   413,236
Steel Technologies Inc                                                            5,900                   171,749
                                                                                               -------------------
                                                                                                        3,296,591
                                                                                               -------------------
Steel - Specialty (0.03%)
Material Sciences Corp (b)                                                        6,753                    93,867
                                                                                               -------------------

Steel Pipe & Tube (0.29%)
NS Group Inc (b)                                                                 11,924                   538,965
Valmont Industries Inc                                                            8,715                   349,035
                                                                                               -------------------
                                                                                                          888,000
                                                                                               -------------------
Storage & Warehousing (0.13%)
Mobile Mini Inc (b)                                                               8,062                   400,843
                                                                                               -------------------

Superconductor Production & Systems (0.18%)
Intermagnetics General Corp (b)                                                  13,658                   550,964
                                                                                               -------------------

Telecommunication Equipment (0.33%)
Applied Signal Technology Inc                                                     6,093                   141,175
Comtech Telecommunications Corp (b)                                              10,723                   341,742
Ditech Communications Corp (b)                                                   17,137                   156,118
Network Equipment Technologies Inc (b)                                           13,053                    54,692
Symmetricom Inc (a)(b)                                                           24,498                   242,285
Tollgrade Communications Inc (b)                                                  6,983                    81,422
                                                                                               -------------------
                                                                                                        1,017,434
                                                                                               -------------------
Telecommunication Equipment - Fiber Optics (0.12%)
C-COR Inc (a)(b)                                                                 25,378                   162,166
Harmonic Inc (a)(b)                                                              39,020                   215,390
                                                                                               -------------------
                                                                                                          377,556
                                                                                               -------------------
Telecommunication Services (0.20%)
Commonwealth Telephone Enterprises Inc                                           11,576                   386,291
Intrado Inc (b)                                                                   9,463                   240,739
                                                                                               -------------------
                                                                                                          627,030
                                                                                               -------------------
Telephone - Integrated (0.09%)
General Communication Inc (b)                                                    24,915                   270,328
                                                                                               -------------------

Therapeutics (0.33%)
Connetics Corp (a)(b)                                                            18,669                   279,662
MGI Pharma Inc (b)                                                               41,074                   684,703
Theragenics Corp (b)                                                             16,945                    62,358
                                                                                               -------------------
                                                                                                        1,026,723
                                                                                               -------------------
Tobacco (0.07%)
Alliance One International Inc (a)                                               46,201                   206,056
                                                                                               -------------------

Toys (0.10%)
Jakks Pacific Inc (a)(b)                                                         14,276                   324,208
                                                                                               -------------------

Transactional Software (0.09%)
Open Solutions Inc (a)(b)                                                        10,531                   273,701
                                                                                               -------------------


Transport - Air Freight (0.23%)
EGL Inc (b)                                                                      17,282                   707,007
                                                                                               -------------------

Transport - Marine (0.25%)
Kirby Corp (b)                                                                   13,608                   763,817
                                                                                               -------------------

Transport - Rail (0.32%)
Kansas City Southern (a)(b)                                                      38,904                 1,010,726
                                                                                               -------------------

Transport - Services (0.29%)
HUB Group Inc (a)(b)                                                             10,710                   453,568
Offshore Logistics Inc (b)                                                       12,362                   443,796
                                                                                               -------------------
                                                                                                          897,364
                                                                                               -------------------
Transport - Truck (1.33%)
Arkansas Best Corp                                                               13,382                   572,883
Forward Air Corp (a)                                                             16,574                   646,386
Heartland Express Inc                                                            23,877                   556,095
Knight Transportation Inc                                                        30,346                   617,238
Landstar System Inc                                                              31,032                 1,312,654
Old Dominion Freight Line (b)                                                    15,024                   428,785
                                                                                               -------------------
                                                                                                        4,134,041
                                                                                               -------------------
Travel Services (0.03%)
Pegasus Solutions Inc (b)                                                         9,359                    83,763
                                                                                               -------------------

Vitamins & Nutrition Products (0.30%)
Natures Sunshine Prods Inc                                                        6,237                   110,145
NBTY Inc (b)                                                                     29,568                   611,762
USANA Health Sciences Inc (a)(b)                                                  5,335                   213,987
                                                                                               -------------------
                                                                                                          935,894
                                                                                               -------------------
Water (0.09%)
American States Water Co                                                          8,902                   280,413
                                                                                               -------------------

Wire & Cable Products (0.20%)
Belden CDT Inc                                                                   22,978                   622,704
                                                                                               -------------------

Wireless Equipment (0.15%)
Novatel Wireless Inc (a)(b)                                                      15,532                   169,454
Viasat Inc (b)                                                                   11,935                   300,762
                                                                                               -------------------
                                                                                                          470,216
                                                                                               -------------------
X-Ray Equipment (0.39%)
Hologic Inc (b)                                                                  23,530                 1,210,854
                                                                                               -------------------
TOTAL COMMON STOCKS                                                                           $       310,487,426
                                                                                               -------------------
                                                                        Principal
                                                                          Amount                     Value
                                                                   -----------------------------------------------
SHORT TERM INVESTMENTS (0.49%)
Commercial Paper (0.49%)
Investment in Joint Trading Account;
Federal National Mortgage Association
4.38%, 2/ 1/2006                                                              1,513,476                 1,513,476
                                                                                               -------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $         1,513,476
                                                                                               -------------------
REPURCHASE AGREEMENTS (20.92%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006
(collateralized by Federal Home Loan Bank ARM;                               65,104,938                65,097,000
$66,564,957; 12/1/2035)  (c)
                                                                                               -------------------

TOTAL REPURCHASE AGREEMENTS                                                                   $        65,097,000
                                                                                               -------------------
Total Investments                                                                             $       377,097,902
Liabilities in Excess of Other Assets, Net - (21.21)%                                                (65,977,696)
                                                                                               -------------------
TOTAL NET ASSETS - 100.00%                                                                    $       311,120,206
                                                                                               ===================


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $        72,744,015
Unrealized Depreciation                                          (12,439,065)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                         60,304,950
Cost for federal income tax purposes                              316,792,952


Portfolio Summary (unaudited)
------------------------------------------------------------------------------
Sector                                                                Percent
------------------------------------------------------------------------------
Financial                                                              35.68%
Industrial                                                             19.67%
Consumer, Cyclical                                                     18.08%
Consumer, Non-cyclical                                                 16.59%
Technology                                                              9.40%
Energy                                                                  7.73%
Utilities                                                               4.13%
Basic Materials                                                         3.66%
Communications                                                          3.30%
Funds                                                                   2.97%
Liabilities in Excess of Other Assets, Net                          (-21.21%)
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================


Schedule of Investments
January 31, 2006 (unaudited)
SmallCap Value Fund
                                                                 Shares
                                                                  Held                      Value
                                                           ----------------------------------------------
COMMON STOCKS (96.97%)
Advertising Services (0.38%)
Ventiv Health Inc (a)(b)                                                21,440       $           546,506
                                                                                      -------------------

Aerospace & Defense (1.21%)
Armor Holdings Inc (a)(b)                                               15,940                   759,860
Esterline Technologies Corp (b)                                         24,270                 1,004,050
                                                                                      -------------------
                                                                                               1,763,910
                                                                                      -------------------
Aerospace & Defense Equipment (0.93%)
Moog Inc (b)                                                            40,440                 1,355,144
                                                                                      -------------------

Apparel Manufacturers (0.60%)
Quiksilver Inc (b)                                                      62,440                   875,409
                                                                                      -------------------

Applications Software (1.03%)
Embarcadero Technologies Inc (b)                                        93,450                   700,875
MRO Software Inc (a)(b)                                                 51,980                   797,373
                                                                                      -------------------
                                                                                               1,498,248
                                                                                      -------------------
Auto/Truck Parts & Equipment - Original (0.95%)
American Axle & Manufacturing Holdings                                  29,050                   540,040
Modine Manufacturing Co                                                 30,920                   837,932
                                                                                      -------------------
                                                                                               1,377,972
                                                                                      -------------------
Auto/Truck Parts & Equipment - Replacement (1.28%)
Aftermarket Technology Corp (b)                                         44,887                   948,911
Commercial Vehicle Group Inc (b)                                        42,478                   916,675
                                                                                      -------------------
                                                                                               1,865,586
                                                                                      -------------------
Building - Residential & Commercial (0.33%)
Technical Olympic USA Inc (a)                                           21,100                   478,970
                                                                                      -------------------

Building Products - Cement & Aggregate (0.41%)
Texas Industries Inc                                                    11,140                   599,443
                                                                                      -------------------

Chemicals - Diversified (0.74%)
FMC Corp                                                                19,170                 1,081,571
                                                                                      -------------------

Chemicals - Specialty (1.87%)
Albemarle Corp (a)                                                      22,580                   988,327
Arch Chemicals Inc                                                      32,860                 1,018,660
Cytec Industries Inc                                                    14,490                   718,704
                                                                                      -------------------
                                                                                               2,725,691
                                                                                      -------------------
Coal (0.59%)
Foundation Coal Holdings Inc (a)                                        19,265                   856,522
                                                                                      -------------------

Commercial Banks (13.57%)
Alabama National Bancorporation                                         18,410                 1,279,863
Bancfirst Corp                                                          17,820                 1,481,911
Capital Corp of the West                                                37,609                 1,285,100
City Holding Co                                                         28,794                 1,072,865
Columbia Banking System Inc                                             36,637                 1,181,543
Community Trust Bancorp Inc                                             55,941                 1,968,004
Cullen/Frost Bankers Inc                                                27,210                 1,462,266

First State Bancorporation/NM                                           52,801                 1,378,634
Greene County Bancshares Inc                                            35,979                 1,016,047
Hancock Holding Co                                                      18,410                   754,810
Hanmi Financial Corp                                                    55,060                 1,045,589
IBERIABANK Corp                                                         18,710                 1,034,663
Placer Sierra Bancshares                                                31,660                   843,422
Taylor Capital Group Inc                                                28,322                 1,097,761
Trico Bancshares                                                        51,290                 1,245,321
Union Bankshares Corp/VA                                                 7,334                   331,424
Wintrust Financial Corp                                                 24,160                 1,297,392
                                                                                      -------------------
                                                                                              19,776,615
                                                                                      -------------------
Communications Software (0.57%)
Avid Technology Inc (b)                                                 16,650                   827,006
                                                                                      -------------------

Computers - Integrated Systems (0.42%)
Radisys Corp (b)                                                        33,917                   609,828
                                                                                      -------------------

Consumer Products - Miscellaneous (0.48%)
Spectrum Brands Inc (b)                                                 37,040                   700,426
                                                                                      -------------------

Containers - Metal & Glass (0.61%)
Silgan Holdings Inc                                                     23,560                   891,982
                                                                                      -------------------

Dental Supplies & Equipment (0.69%)
Sybron Dental Specialties Inc (b)                                       23,740                 1,011,324
                                                                                      -------------------

Distribution & Wholesale (1.43%)
Aviall Inc (b)                                                          26,140                   903,398
WESCO International Inc (b)                                             24,750                 1,186,268
                                                                                      -------------------
                                                                                               2,089,666
                                                                                      -------------------
Electric - Integrated (3.14%)
PNM Resources Inc                                                       38,200                   938,574
Westar Energy Inc                                                       80,130                 1,650,678
WPS Resources Corp (a)                                                  35,280                 1,978,502
                                                                                      -------------------
                                                                                               4,567,754
                                                                                      -------------------
Electronic Components - Miscellaneous (0.63%)
Benchmark Electronics Inc (b)                                           25,110                   917,268
                                                                                      -------------------

Electronic Components - Semiconductors (1.26%)
DSP Group Inc (b)                                                       39,200                 1,150,520
MIPS Technologies Inc (b)                                               75,420                   686,322
                                                                                      -------------------
                                                                                               1,836,842
                                                                                      -------------------
Electronic Connectors (0.76%)
Thomas & Betts Corp (b)                                                 24,910                 1,112,232
                                                                                      -------------------

Enterprise Software & Services (1.56%)
Hyperion Solutions Corp (b)                                             22,305                   767,515
Mantech International Corp (a)(b)                                       20,667                   577,850
SYNNEX Corp (b)                                                         50,140                   934,108
                                                                                      -------------------
                                                                                               2,279,473
                                                                                      -------------------
Finance - Credit Card (1.35%)
Advanta Corp - B Shares                                                 56,720                 1,963,079
                                                                                      -------------------

Food - Wholesale & Distribution (0.63%)
Nash Finch Co (a)                                                       30,940                   915,824
                                                                                      -------------------


Gas - Distribution (1.64%)
Atmos Energy Corp                                                       43,790                 1,150,801
Energen Corp                                                            31,910                 1,245,128
                                                                                      -------------------
                                                                                               2,395,929
                                                                                      -------------------
Human Resources (1.61%)
Korn/Ferry International (b)                                            57,590                 1,137,979
Labor Ready Inc (b)                                                     52,060                 1,212,477
                                                                                      -------------------
                                                                                               2,350,456
                                                                                      -------------------
Industrial Gases (0.57%)
Airgas Inc                                                              21,580                   836,872
                                                                                      -------------------

Instruments - Controls (0.75%)
Mettler Toledo International Inc (b)                                    18,940                 1,096,437
                                                                                      -------------------

Internet Financial Services (0.61%)
Online Resources Corp (b)                                               67,320                   895,356
                                                                                      -------------------

Intimate Apparel (0.75%)
Warnaco Group Inc/The (b)                                               43,970                 1,091,335
                                                                                      -------------------

Life & Health Insurance (1.21%)
American Equity Investment Life Holding Co                              32,608                   458,143
Scottish Re Group Ltd                                                   53,086                 1,306,977
                                                                                      -------------------
                                                                                               1,765,120
                                                                                      -------------------
Machinery - Construction & Mining (1.29%)
Astec Industries Inc (b)                                                28,030                 1,077,754
Bucyrus International Inc (a)                                           12,990                   794,858
                                                                                      -------------------
                                                                                               1,872,612
                                                                                      -------------------
Machinery - General Industry (0.56%)
Gardner Denver Inc (b)                                                  15,492                   819,527
                                                                                      -------------------

Machinery Tools & Related Products (1.62%)
Kennametal Inc                                                          22,080                 1,291,680
Lincoln Electric Holdings Inc (a)                                       23,850                 1,061,563
                                                                                      -------------------
                                                                                               2,353,243
                                                                                      -------------------
Medical - Biomedical/Gene (0.40%)
Serologicals Corp (a)(b)                                                26,230                   586,503
                                                                                      -------------------

Medical - Drugs (0.59%)
Dusa Pharmaceuticals Inc (a)(b)                                         84,230                   857,461
                                                                                      -------------------

Medical - HMO (0.63%)
Centene Corp (b)                                                        34,860                   916,469
                                                                                      -------------------

Medical Instruments (0.66%)
Symmetry Medical Inc (a)(b)                                             45,240                   962,707
                                                                                      -------------------

Medical Products (1.05%)
Encore Medical Corp (a)(b)                                             173,480                   933,322
Syneron Medical Ltd (a)(b)                                              21,330                   593,401
                                                                                      -------------------
                                                                                               1,526,723
                                                                                      -------------------
Metal Processors & Fabrication (0.81%)
Commercial Metals Co                                                    24,850                 1,176,151
                                                                                      -------------------


Miscellaneous Manufacturers (0.66%)
Freightcar America Inc                                                  16,824                   965,866
                                                                                      -------------------

Networking Products (2.24%)
3Com Corp (b)                                                          176,330                   805,828
Black Box Corp                                                          16,990                   860,204
Extreme Networks (b)                                                   129,440                   634,256
Polycom Inc (b)                                                         49,570                   960,666
                                                                                      -------------------
                                                                                               3,260,954
                                                                                      -------------------
Non-Ferrous Metals (1.01%)
RTI International Metals Inc (a)(b)                                     32,640                 1,476,960
                                                                                      -------------------

Office Supplies & Forms (0.82%)
Ennis Inc                                                               62,190                 1,197,157
                                                                                      -------------------

Oil - Field Services (2.37%)
Global Industries Ltd (b)                                               65,890                   922,460
Hornbeck Offshore Services Inc (a)(b)                                   18,390                   731,554
Oil States International Inc (b)                                        23,400                   957,060
W-H Energy Services Inc (b)                                             17,420                   841,038
                                                                                      -------------------
                                                                                               3,452,112
                                                                                      -------------------
Oil & Gas Drilling (0.52%)
Atwood Oceanics Inc (a)(b)                                               7,780                   755,671
                                                                                      -------------------

Oil Company - Exploration & Production (1.80%)
Compton Petroleum Corp (b)                                              52,607                   875,906
St Mary Land & Exploration Co (a)                                       21,690                   946,552
Whiting Petroleum Corp (b)                                              17,300                   800,990
                                                                                      -------------------
                                                                                               2,623,448
                                                                                      -------------------
Oil Field Machinery & Equipment (0.97%)
Dresser-Rand Group Inc (b)                                              21,355                   575,090
Lone Star Technologies Inc (b)                                          14,770                   840,413
                                                                                      -------------------
                                                                                               1,415,503
                                                                                      -------------------
Physician Practice Management (0.60%)
Pediatrix Medical Group Inc (b)                                         10,040                   880,307
                                                                                      -------------------

Printing - Commercial (0.77%)
Consolidated Graphics Inc (b)                                           21,760                 1,117,594
                                                                                      -------------------

Property & Casualty Insurance (4.22%)
American Physicians Capital Inc (b)                                     27,810                 1,359,909
Arch Capital Group Ltd (b)                                              19,770                 1,074,302
CRM Holdings Ltd (b)                                                    57,300                   816,525
Stewart Information Services Corp                                       30,070                 1,607,242
Zenith National Insurance Corp                                          23,460                 1,297,103
                                                                                      -------------------
                                                                                               6,155,081
                                                                                      -------------------
Publishing - Books (0.47%)
Scholastic Corp (b)                                                     22,720                   682,736
                                                                                      -------------------

Radio (0.46%)
Beasley Broadcasting Group Inc                                          48,174                   662,392
                                                                                      -------------------

Recycling (0.72%)
Aleris International Inc (b)                                            25,240                 1,050,489
                                                                                      -------------------


REITS - Diversified (1.03%)
Entertainment Properties Trust                                          34,423                 1,496,024
                                                                                      -------------------

REITS - Hotels (1.90%)
LaSalle Hotel Properties                                                32,620                 1,246,736
Winston Hotels Inc                                                     147,940                 1,514,906
                                                                                      -------------------
                                                                                               2,761,642
                                                                                      -------------------
REITS - Mortgage (4.20%)
Arbor Realty Trust Inc                                                  59,620                 1,566,217
Deerfield Triarc Capital Corp                                           85,100                 1,118,214
Gramercy Capital Corp/New York                                          62,990                 1,659,157
KKR Financial Corp                                                      48,020                 1,075,168
Newcastle Investment Corp (a)                                           25,696                   698,931
                                                                                      -------------------
                                                                                               6,117,687
                                                                                      -------------------
REITS - Shopping Centers (1.55%)
Inland Real Estate Corp                                                 67,490                 1,034,622
Urstadt Biddle Properties Inc                                           70,210                 1,225,866
                                                                                      -------------------
                                                                                               2,260,488
                                                                                      -------------------
REITS - Single Tenant (0.93%)
Agree Realty Corp (a)                                                   45,240                 1,352,676
                                                                                      -------------------

Rental - Auto & Equipment (0.62%)
Dollar Thrifty Automotive Group (b)                                     17,670                   670,223
H&E Equipment Services Inc (b)                                           9,796                   226,288
                                                                                      -------------------
                                                                                                 896,511
                                                                                      -------------------
Research & Development (1.17%)
PRA International (b)                                                   30,174                   786,334
SFBC International Inc (a)(b)                                           41,760                   920,808
                                                                                      -------------------
                                                                                               1,707,142
                                                                                      -------------------
Resorts & Theme Parks (0.50%)
Vail Resorts Inc (b)                                                    24,140                   733,615
                                                                                      -------------------

Respiratory Products (0.35%)
Respironics Inc (b)                                                     14,232                   512,779
                                                                                      -------------------

Retail - Apparel & Shoe (3.71%)
Charming Shoppes Inc (b)                                                67,570                   821,651
Dress Barn Inc (a)(b)                                                   17,160                   791,762
Genesco Inc (b)                                                         16,420                   639,559
Pacific Sunwear Of California (b)                                       25,490                   624,760
Payless Shoesource Inc (b)                                              30,100                   733,236
Stage Stores Inc                                                        28,705                   852,252
Too Inc (b)                                                             32,780                   948,325
                                                                                      -------------------
                                                                                               5,411,545
                                                                                      -------------------
Retail - Restaurants (2.20%)
Checkers Drive-In Restaurant (b)                                        34,120                   521,012
CKE Restaurants Inc                                                     63,110                   987,672
Landry's Restaurants Inc                                                29,200                   894,688
Rare Hospitality International Inc (b)                                  25,337                   799,382
                                                                                      -------------------
                                                                                               3,202,754
                                                                                      -------------------
Savings & Loans - Thrifts (2.57%)
PFF Bancorp Inc                                                         31,670                 1,002,356
Sterling Financial Corp/WA                                              51,225                 1,435,324
WSFS Financial Corp                                                     20,717                 1,308,279
                                                                                      -------------------
                                                                                               3,745,959
                                                                                      -------------------

Semiconductor Component - Integrated Circuits (0.50%)
Genesis Microchip Inc (b)                                               39,920                   734,528
                                                                                      -------------------

Semiconductor Equipment (1.25%)
Entegris Inc (b)                                                        75,290                   790,545
Veeco Instruments Inc (b)                                               47,580                 1,034,865
                                                                                      -------------------
                                                                                               1,825,410
                                                                                      -------------------
Steel - Producers (0.80%)
Carpenter Technology Corp                                               12,860                 1,164,602
                                                                                      -------------------

Steel Pipe & Tube (0.36%)
NS Group Inc (b)                                                        11,575                   523,190
                                                                                      -------------------

Telecommunication Equipment (0.98%)
Arris Group Inc (a)(b)                                                  82,590                   971,258
Comtech Telecommunications Corp (b)                                     14,295                   455,582
                                                                                      -------------------
                                                                                               1,426,840
                                                                                      -------------------
Telecommunication Services (0.48%)
Iowa Telecommunications Services Inc                                    41,281                   696,823
                                                                                      -------------------

Therapeutics (0.31%)
Neopharm Inc (b)                                                        38,075                   446,620
                                                                                      -------------------

Transport - Truck (0.75%)
Marten Transport Ltd (b)                                                49,470                 1,099,223
                                                                                      -------------------

Wire & Cable Products (1.01%)
General Cable Corp (b)                                                  59,924                 1,468,138
                                                                                      -------------------
TOTAL COMMON STOCKS                                                                  $       141,307,658
                                                                                      -------------------
                                                               Principal
                                                                 Amount                     Value
                                                           ----------------------------------------------
SHORT TERM INVESTMENTS (2.97%)
Commercial Paper (2.97%)
Investment in Joint Trading Account; HSBC Funding
4.48%, 2/ 1/2006                                                     4,333,303                 4,333,303
                                                                                      -------------------
TOTAL SHORT TERM INVESTMENTS                                                         $         4,333,303
                                                                                      -------------------
REPURCHASE AGREEMENTS (9.76%)
Morgan Stanley; 4.39%; dated 1/31/2006 maturing 2/1/2006
(collateralized by Federal Home Loan Bank ARM;                      14,220,734                14,219,000
$14,539,643; 12/1/2035)  (c)
                                                                                      -------------------

TOTAL REPURCHASE AGREEMENTS                                                          $        14,219,000
                                                                                      -------------------
Total Investments                                                                    $       159,859,961
Liabilities in Excess of Other Assets, Net - (9.70)%                                        (14,136,203)
                                                                                      -------------------
TOTAL NET ASSETS - 100.00%                                                           $       145,723,758
                                                                                      ===================
                                                                                      -------------------

                                                                                      ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $        17,273,783
Unrealized Depreciation                                            (1,798,723)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                          15,475,060
Cost for federal income tax purposes                               144,384,901


Portfolio Summary (unaudited)
-------------------------------------------------------------------------------
Sector                                                                 Percent
-------------------------------------------------------------------------------
Financial                                                               45.25%
Industrial                                                              13.08%
Consumer, Cyclical                                                      11.75%
Consumer, Non-cyclical                                                  11.38%
Technology                                                               6.60%
Energy                                                                   6.25%
Communications                                                           5.61%
Basic Materials                                                          5.00%
Utilities                                                                4.78%
Liabilities in Excess of Other Assets, Net                            (-9.70%)
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================


Schedule of Investments
January 31, 2006 (unaudited)
Tax-Exempt Bond Fund
                                                                Principal
                                                                  Amount                     Value
                                                           -----------------------------------------------
TAX-EXEMPT BONDS (97.72%)
Alaska (0.65%)
Alaska Housing Finance Corp
5.25%, 12/ 1/2034                                                     1,000,000       $         1,057,100
                                                                                       -------------------

Arizona (1.61%)
Arizona State University/AZ
5.25%, 9/ 1/2024                                                      1,500,000                 1,608,000
University Medical Center Corp/AZ
5.00%, 7/ 1/2022                                                      1,000,000                 1,020,290
                                                                                       -------------------
                                                                                                2,628,290
                                                                                       -------------------
California (13.89%)
Amador Water Agency/CA
5.00%, 6/ 1/2027 (a)                                                  3,505,000                 3,668,999
California Pollution Control Financing
3.13%, 1/ 1/2022                                                      1,750,000                 1,747,288
California Statewide Communities Development
3.85%, 11/ 1/2029                                                     1,000,000                   981,050
Clovis Public Financing Authority
5.25%, 8/ 1/2030                                                      2,000,000                 2,153,380
East Side Union High School District - Santa Clara County
5.10%, 2/ 1/2019                                                      1,000,000                 1,102,120
Golden State Tobacco Securitization Corp
5.50%, 6/ 1/2043                                                        500,000                   555,520
Los Angeles County Public Works Financing
5.00%, 12/ 1/2027                                                     1,000,000                 1,044,980
Placentia-Yorba Linda Unified School District
5.00%, 10/ 1/2023                                                     2,925,000                 3,083,008
5.00%, 10/ 1/2030                                                     2,000,000                 2,075,980
San Diego Redevelopment Agency/CA
5.00%, 9/ 1/2023                                                      1,775,000                 1,851,680
State of California
5.25%, 11/ 1/2025                                                     2,000,000                 2,144,400
5.50%, 4/ 1/2028                                                      2,000,000                 2,198,280
                                                                                       -------------------
                                                                                               22,606,685
                                                                                       -------------------
Colorado (2.52%)
Colorado Health Facilities Authority
5.38%, 12/ 1/2011                                                     1,565,000                 1,642,389
Fort Collins CO
5.38%, 6/ 1/2023                                                      2,275,000                 2,464,508
                                                                                       -------------------
                                                                                                4,106,897
                                                                                       -------------------
Connecticut (1.95%)
Connecticut State Development Authority
5.95%, 9/ 1/2028                                                      3,000,000                 3,170,970
                                                                                       -------------------

Florida (3.78%)
City of Gainesville FL
5.20%, 10/ 1/2026                                                       590,000                   608,311
County of Orange FL
5.50%, 10/ 1/2032                                                     3,000,000                 3,232,230
Orange County School Board
5.38%, 8/ 1/2022                                                        310,000                   321,080

Orlando & Orange County Expressway Authority
3.03%, 7/ 1/2040 (b)                                                  2,000,000                 2,000,000
                                                                                       -------------------
                                                                                                6,161,621
                                                                                       -------------------
Georgia (0.63%)
Richmond County Development Authority
5.00%, 2/ 1/2020                                                      1,000,000                 1,022,490
                                                                                       -------------------

Idaho (1.56%)
Idaho Health Facilities Authority/ID
5.25%, 9/ 1/2025                                                      2,000,000                 2,095,560
Idaho Housing & Finance Association/ID
5.90%, 1/ 1/2015                                                        440,000                   446,873
                                                                                       -------------------
                                                                                                2,542,433
                                                                                       -------------------
Illinois (8.85%)
Chicago Board of Education/IL
6.00%, 12/ 1/2018                                                     1,290,000                 1,488,944
5.50%, 12/ 1/2021                                                     1,270,000                 1,408,519
6.00%, 12/ 1/2021                                                     1,540,000                 1,770,045
City of Chicago IL
6.30%, 9/ 1/2029                                                        935,000                   956,486
4.75%, 3/ 1/2030                                                      2,000,000                 2,055,580
County of Cook IL
5.25%, 11/15/2028                                                     2,000,000                 2,143,760
Illinois Finance Authority
5.25%, 11/15/2023                                                     1,500,000                 1,551,825
Illinois Health Facilities Authority
5.25%, 8/15/2008                                                        320,000                   336,736
7.00%, 2/15/2009                                                        190,000                   199,873
6.00%, 7/ 1/2017                                                      1,500,000                 1,631,535
7.00%, 2/15/2018                                                        720,000                   865,915
                                                                                       -------------------
                                                                                               14,409,218
                                                                                       -------------------
Indiana (4.97%)
Hendricks County Building Facilities Co
5.50%, 7/15/2020                                                      2,500,000                 2,751,675
Indiana Bond Bank
5.88%, 8/ 1/2013                                                      1,060,000                 1,173,378
Indiana Housing Finance Authority
3.60%, 1/ 1/2032                                                        895,000                   884,546
Indianapolis Local Public Improvement Bond
5.50%, 1/ 1/2016                                                      3,000,000                 3,286,110
                                                                                       -------------------
                                                                                                8,095,709
                                                                                       -------------------
Iowa (3.30%)
Chillicothe IA
3.60%, 11/ 1/2023                                                     1,100,000                 1,086,998
Eddyville IA
5.63%, 12/ 1/2013                                                     1,000,000                 1,006,020
Iowa Higher Education Loan Authority/IA
5.50%, 10/ 1/2031                                                     2,235,000                 2,300,977
Lansing IA
3.60%, 11/ 1/2008                                                     1,000,000                   976,230
                                                                                       -------------------
                                                                                                5,370,225
                                                                                       -------------------
Kansas (4.94%)
City of Topeka KS
5.25%, 8/ 1/2035                                                      5,490,000                 5,898,730
Sedgwick & Shawnee Counties KS
5.65%, 6/ 1/2037                                                      2,000,000                 2,148,920
                                                                                       -------------------
                                                                                                8,047,650
                                                                                       -------------------

Kentucky (1.78%)
Adair County School District Finance Co
5.10%, 9/ 1/2020                                                      2,745,000                 2,900,916
                                                                                       -------------------

Maryland (0.43%)
Maryland Community Development Administration Dept
5.60%, 4/ 1/2018                                                        690,000                   705,553
                                                                                       -------------------

Michigan (5.33%)
Michigan State Hospital Finance Authority
6.00%, 12/ 1/2013                                                     1,275,000                 1,405,675
Michigan State Housing Development Authority
5.13%, 6/ 1/2011                                                      2,290,000                 2,358,631
Michigan State Trunk Line/MI
5.25%, 10/ 1/2021                                                     1,000,000                 1,076,400
Michigan Strategic Fund
5.45%, 9/ 1/2029                                                      2,000,000                 2,059,380
Walled Lake Consolidated School District
5.25%, 5/ 1/2022                                                      1,625,000                 1,769,658
                                                                                       -------------------
                                                                                                8,669,744
                                                                                       -------------------
Minnesota (0.66%)
Minnesota State Municipal Power Agency
5.25%, 10/ 1/2021                                                     1,000,000                 1,069,530
                                                                                       -------------------

Mississippi (0.71%)
State of Mississippi
5.75%, 12/ 1/2013                                                       555,000                   590,620
5.75%, 12/ 1/2014                                                       535,000                   568,785
                                                                                       -------------------
                                                                                                1,159,405
                                                                                       -------------------
Missouri (1.90%)
Cape Girardeau County Building Corp/MO
5.25%, 3/ 1/2026                                                      1,000,000                 1,081,280
Missouri Housing Development Commission
5.05%, 9/ 1/2024                                                        745,000                   759,505
Missouri State Health & Educational Facility
5.00%, 5/15/2020                                                      1,200,000                 1,259,004
                                                                                       -------------------
                                                                                                3,099,789
                                                                                       -------------------
New Hampshire (1.33%)
New Hampshire Health & Education Facility
5.50%, 8/ 1/2027                                                      2,000,000                 2,166,900
                                                                                       -------------------

New Jersey (1.98%)
New Jersey Economic Development Authority
5.00%, 6/15/2011                                                        525,000                   556,484
5.63%, 6/15/2019                                                        500,000                   529,800
5.25%, 3/ 1/2024                                                      2,000,000                 2,133,800
                                                                                       -------------------
                                                                                                3,220,084
                                                                                       -------------------
New York (9.32%)
City of New York NY
6.25%, 8/ 1/2008                                                        750,000                   771,382
5.00%, 9/ 1/2013                                                      2,000,000                 2,132,740
New York City Municipal Water Finance Authority
5.00%, 6/15/2031                                                      3,540,000                 3,673,954
New York State Dormitory Authority
5.25%, 10/ 1/2023                                                     1,500,000                 1,616,415
Tobacco Settlement Financing Authority
5.50%, 6/ 1/2014                                                      2,000,000                 2,115,680

Tobacco Settlement Financing Authority (continued)
5.25%, 6/ 1/2021                                                      2,200,000                 2,365,924
Triborough Bridge & Tunnel Authority/NY
3.02%, 1/ 1/2032                                                      2,500,000                 2,500,000
                                                                                       -------------------
                                                                                               15,176,095
                                                                                       -------------------
North Carolina (1.47%)
Fayetteville Public Works Commission/NC
3.04%, 3/ 1/2024 (b)                                                  2,400,000                 2,400,000
                                                                                       -------------------

Ohio (1.31%)
Ohio State Turnpike Commission
5.50%, 2/15/2026                                                      2,000,000                 2,139,220
                                                                                       -------------------

Oklahoma (1.40%)
Tulsa Industrial Authority/OK
6.25%, 2/15/2006                                                      2,280,000                 2,282,622
                                                                                       -------------------

Oregon (0.56%)
Oregon State Housing & Community Service
5.65%, 7/ 1/2028                                                        890,000                   908,396
                                                                                       -------------------

Pennsylvania (3.57%)
Pennsylvania Economic Development Financing
5.10%, 10/ 1/2027                                                     1,000,000                 1,001,240
Pennsylvania State University
5.00%, 9/ 1/2029                                                      1,000,000                 1,044,880
Westmoreland County Municipal Authority
5.25%, 8/15/2027                                                      3,490,000                 3,769,828
                                                                                       -------------------
                                                                                                5,815,948
                                                                                       -------------------
Puerto Rico (1.31%)
Commonwealth of Puerto Rico
5.25%, 7/ 1/2022                                                      2,000,000                 2,127,100
                                                                                       -------------------

South Carolina (2.03%)
Lexington One School Facilities Corp
5.25%, 12/ 1/2029                                                     1,000,000                 1,041,250
South Carolina Jobs-Economic Development
5.00%, 11/ 1/2030                                                     2,200,000                 2,267,496
                                                                                       -------------------
                                                                                                3,308,746
                                                                                       -------------------
Texas (6.18%)
Brazos River Authority
5.13%, 5/ 1/2019                                                      2,000,000                 2,096,820
City of San Antonio TX
5.50%, 5/15/2017                                                      2,090,000                 2,277,201
Red River Authority/TX
6.00%, 6/ 1/2020                                                      1,000,000                 1,027,990
San Marcos Consolidated Independent School District
5.63%, 8/ 1/2025                                                      2,020,000                 2,245,331
Texas State Department Of Housing & Community Affairs
5.70%, 1/ 1/2033                                                      2,315,000                 2,414,059
                                                                                       -------------------
                                                                                               10,061,401
                                                                                       -------------------
Virginia (1.68%)
Tobacco Settlement Financing Corp/VA
5.25%, 6/ 1/2019                                                      2,690,000                 2,729,462
                                                                                       -------------------


Washington (1.00%)
Grant County Public Utility District No
5.00%, 1/ 1/2024                                                      1,550,000                 1,623,749
                                                                                       -------------------

West Virginia (2.52%)
County of Braxton WV
6.13%, 4/ 1/2026                                                      2,000,000                 2,062,020
Pleasants County W V Industrial Development
6.15%, 5/ 1/2015                                                      2,000,000                 2,033,500
                                                                                       -------------------
                                                                                                4,095,520
                                                                                       -------------------
Wisconsin (2.60%)
County of Milwaukee WI
5.25%, 12/ 1/2025                                                     4,000,000                 4,233,640
                                                                                       -------------------
TOTAL TAX-EXEMPT BONDS                                                                $       159,113,108
                                                                                       -------------------
                                                                  Shares
                                                                   Held                      Value
                                                           -----------------------------------------------
OTHERS (0.43%)
Tax-Exempt Money Market (0.43%)
Merrill Lynch Funds For Institutions Series -
Institutional Tax-Exempt Fund                                           700,000                   700,000
                                                                                       -------------------
TOTAL OTHERS                                                                          $           700,000
                                                                                       -------------------
Total Investments                                                                     $       159,813,108
Other Assets in Excess of Liabilities, Net - 1.85%                                              3,005,485
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                            $       162,818,593
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,668,999 or 2.25% of net assets.


(b)  Variable Rate Unrealized Appreciation (Depreciation)

Unrealized Appreciation                                    $         2,854,244
Unrealized Depreciation                                              (284,099)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                           2,570,145
Cost for federal income tax purposes                               157,242,963


Portfolio Summary (unaudited)
-------------------------------------------------------------------------------
Sector                                                                 Percent
-------------------------------------------------------------------------------
Insured                                                                 57.92%
Revenue                                                                 29.54%
General Obligation                                                       7.45%
Prerefunded                                                              2.81%
Other                                                                    0.43%
Other Assets in Excess of Liabilities, Net                               1.85%
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================


Schedule of Investments
January 31, 2006 (unaudited)
Ultra Short Bond Fund
                                                            Principal
                                                             Amount                     Value
                                                            -----------------------------------------
BONDS (71.22%)
Asset Backed Securities (6.38%)
Ameriquest Mortgage Securities Inc
5.23%, 7/25/2035 (a)                                             1,000,000       $         1,006,963
Asset Backed Funding Corp NIM Trust
5.90%, 2/26/2007 (b)(c)                                            273,813                   273,774
Chase Funding Mortgage Loan Asset-Backed
3.34%, 5/25/2026                                                 2,000,000                 1,965,278
CNH Wholesale Master Note Trust
4.87%, 6/15/2011 (a)                                               336,000                   335,984
Countrywide Asset-Backed Certificates
5.28%, 12/25/2032 (a)                                              450,000                   451,065
5.98%, 5/25/2033 (a)                                             1,000,000                 1,008,191
4.80%, 10/25/2034 (a)                                              239,125                   239,351
5.53%, 6/25/2035 (a)                                             1,000,000                 1,004,757
5.50%, 10/25/2035 (c)                                              300,656                   299,749
5.18%, 11/25/2035 (a)                                            1,000,000                 1,003,024
5.19%, 12/25/2035 (a)                                              875,000                   877,683
First Franklin Mortgage Loan Asset Backed
4.65%, 12/25/2034 (a)                                              155,024                   155,039
Long Beach Mortgage Loan Trust
5.03%, 2/25/2035 (a)                                             1,000,000                 1,005,382
Residential Asset Mortgage Products Inc
3.81%, 1/25/2026                                                   123,892                   123,407
Sail Net Interest Margin Notes
5.50%, 6/27/2035 (b)(c)                                            506,924                   502,260
4.75%, 7/27/2035 (b)(c)                                            481,677                   478,209
                                                                                  -------------------
                                                                                          10,730,116
                                                                                  -------------------
Auto - Car & Light Trucks (0.59%)
DaimlerChrysler NA Holding Corp
4.70%, 3/ 7/2007 (a)                                             1,000,000                 1,000,258
                                                                                  -------------------

Auto - Medium & Heavy Duty Trucks (0.15%)
Navistar International Corp
9.38%, 6/ 1/2006                                                   250,000                   252,500
                                                                                  -------------------

Building - Residential & Commercial (0.22%)
KB Home
9.50%, 2/15/2011                                                   100,000                   104,750
Schuler Homes Inc
10.50%, 7/15/2011                                                  250,000                   268,281
                                                                                  -------------------
                                                                                             373,031
                                                                                  -------------------
Building & Construction Products - Miscellaneous (0.27%)
Macmillan Bloedel Ltd
6.75%, 2/15/2006                                                   250,000                   250,130
Masco Corp
6.75%, 3/15/2006                                                   200,000                   200,399
                                                                                  -------------------
                                                                                             450,529
                                                                                  -------------------
Cable TV (0.40%)
COX Communications Inc
7.75%, 8/15/2006                                                   360,000                   364,418
CSC Holdings Inc
10.50%, 5/15/2016                                                  100,000                   106,375

Echostar DBS Corp
9.13%, 1/15/2009                                                   200,000                   209,250
                                                                                  -------------------
                                                                                             680,043
                                                                                  -------------------
Casino Hotels (0.22%)
Caesars Entertainment Inc
8.50%, 11/15/2006                                                  220,000                   225,117
Mandalay Resort Group
6.45%, 2/ 1/2006                                                   150,000                   150,000
                                                                                  -------------------
                                                                                             375,117
                                                                                  -------------------
Cellular Telecommunications (0.57%)
America Movil SA de CV
5.26%, 4/27/2007 (a)                                               350,000                   350,700
New Cingular Wireless Services Inc
7.35%, 3/ 1/2006                                                   350,000                   350,699
Rogers Wireless Inc
7.62%, 12/15/2010 (a)                                              250,000                   257,813
                                                                                  -------------------
                                                                                             959,212
                                                                                  -------------------
Chemicals - Specialty (0.03%)
Millennium America Inc
7.00%, 11/15/2006                                                   50,000                    50,375
                                                                                  -------------------

Commercial Banks (0.08%)
VTB Capital SA for Vneshtorgbank
5.25%, 9/21/2007 (a)(c)                                            135,000                   135,202
                                                                                  -------------------

Computers  -Memory Devices (0.19%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                                   300,000                   313,875
                                                                                  -------------------

Credit Card Asset Backed Securities (0.30%)
Discover Card Master Trust I
4.71%, 5/15/2012 (a)                                               500,000                   501,765
                                                                                  -------------------

Diversified Manufacturing Operations (0.18%)
Tyco International Group SA
6.38%, 2/15/2006                                                   300,000                   300,135
                                                                                  -------------------

Diversified Operations & Commercial Services (0.30%)
Cendant Corp
6.88%, 8/15/2006                                                   497,000                   501,261
                                                                                  -------------------

Electric - Integrated (1.87%)
Commonwealth Edison Co
7.63%, 1/15/2007                                                   210,000                   214,500
DTE Energy Co
6.45%, 6/ 1/2006                                                   800,000                   803,524
Entergy Gulf States Inc
5.21%, 12/ 8/2008 (a)(c)                                           200,000                   199,994
Georgia Power Co
4.53%, 2/17/2009 (a)                                               250,000                   250,587
Pinnacle West Capital Corp
6.40%, 4/ 1/2006                                                   500,000                   501,503
PSEG Power LLC
6.88%, 4/15/2006                                                   848,000                   851,185
TXU Corp
6.38%, 6/15/2006                                                   200,000                   200,662

Wisconsin Energy Corp
5.88%, 4/ 1/2006                                                   125,000                   125,159
                                                                                  -------------------
                                                                                           3,147,114
                                                                                  -------------------
Engines - Internal Combustion (0.17%)
Cummins Inc
9.50%, 12/ 1/2010                                                  260,000                   279,500
                                                                                  -------------------

Finance - Auto Loans (0.18%)
Ford Motor Credit Co
6.88%, 2/ 1/2006                                                   300,000                   300,000
                                                                                  -------------------

Finance - Commercial (0.30%)
Textron Financial Corp
4.55%, 8/29/2006 (a)                                               500,000                   500,440
                                                                                  -------------------

Finance - Consumer Loans (1.61%)
HSBC Finance Corp
4.62%, 11/16/2009 (a)                                            1,500,000                 1,503,750
SLM Corp
4.76%, 7/27/2009 (a)                                             1,200,000                 1,197,145
                                                                                  -------------------
                                                                                           2,700,895
                                                                                  -------------------
Finance - Credit Card (1.02%)
Capital One Bank
6.88%, 2/ 1/2006                                                    50,000                    50,000
Capital One Financial Corp
7.25%, 5/ 1/2006                                                 1,350,000                 1,357,782
MBNA Corp
4.72%, 5/ 5/2008 (a)                                               300,000                   302,386
                                                                                  -------------------
                                                                                           1,710,168
                                                                                  -------------------
Finance - Investment Banker & Broker (2.92%)
Bear Stearns Cos Inc/The
4.96%, 1/30/2009 (a)                                               500,000                   502,481
Citigroup Inc
4.60%, 6/ 9/2009 (a)                                               250,000                   250,480
Goldman Sachs Group Inc
4.62%, 3/ 2/2010 (a)                                             1,250,000                 1,250,087
JPMorgan Chase & Co
4.64%, 3/ 9/2009 (a)                                               500,000                   501,411
Lehman Brothers Holdings E-Capital Trust I
5.15%, 8/19/2065 (a)(c)                                          1,150,000                 1,153,095
Lehman Brothers Holdings Inc
4.56%, 11/10/2009 (a)                                              250,000                   251,068
Morgan Stanley
4.88%, 1/15/2010 (a)                                             1,000,000                 1,003,111
                                                                                  -------------------
                                                                                           4,911,733
                                                                                  -------------------
Finance - Leasing Company (0.75%)
International Lease Finance Corp
4.94%, 4/20/2009 (a)                                               750,000                   751,072
5.00%, 1/15/2010 (a)                                               500,000                   502,616
                                                                                  -------------------
                                                                                           1,253,688
                                                                                  -------------------
Finance - Mortgage Loan/Banker (12.69%)
Countrywide Financial Corp
4.72%, 4/11/2007 (a)                                             1,000,000                 1,000,598
4.77%, 12/19/2008 (a)                                              210,000                   209,961
Countrywide Home Loans Inc
4.59%, 11/16/2007 (a)                                              500,000                   500,970

Fannie Mae
2.25%, 5/15/2006                                                 8,900,000                 8,839,053
Freddie Mac
5.50%, 7/15/2006                                                10,000,000                10,038,590
Residential Capital Corp
5.90%, 6/29/2007 (a)                                               750,000                   755,143
                                                                                  -------------------
                                                                                          21,344,315
                                                                                  -------------------
Food - Meat Products (0.72%)
Tyson Foods Inc
7.25%, 10/ 1/2006                                                1,200,000                 1,216,446
                                                                                  -------------------

Food - Miscellaneous/Diversified (0.11%)
General Mills Inc
2.63%, 10/24/2006                                                  190,000                   186,315
                                                                                  -------------------

Food - Retail (0.27%)
Kroger Co/The
8.15%, 7/15/2006                                                   200,000                   202,525
Safeway Inc
6.15%, 3/ 1/2006                                                   250,000                   249,927
                                                                                  -------------------
                                                                                             452,452
                                                                                  -------------------
Gas - Distribution (0.21%)
Sempra Energy
4.84%, 5/21/2008 (a)                                               350,000                   350,726
                                                                                  -------------------

Home Equity - Other (5.10%)
First NLC Trust
5.28%, 9/25/2035 (a)                                             1,000,000                 1,009,706
GSAA Trust
5.69%, 4/25/2034                                                 2,000,000                 2,001,126
MASTR ABS NIM Trust
4.75%, 5/26/2035 (b)(c)                                            545,135                   537,299
Mastr Asset Backed Securities Trust
5.18%, 10/25/2035 (a)                                              475,000                   475,869
New Century Home Equity Loan Trust
5.23%, 7/25/2035 (a)                                             1,000,000                   993,743
New Century Mortgage Corp NIM Trust
4.70%, 11/25/2006 (b)(c)                                           563,004                   561,100
Option One Mortgage Loan Trust
5.20%, 8/25/2035 (a)                                             1,000,000                 1,003,636
Residential Asset Securities Corp
5.21%, 4/25/2035 (a)                                             1,000,000                   996,279
5.28%, 7/25/2035 (a)                                             1,000,000                 1,006,985
                                                                                  -------------------
                                                                                           8,585,743
                                                                                  -------------------
Insurance Brokers (0.80%)
Marsh & McLennan Cos Inc
4.72%, 7/13/2007 (a)                                             1,350,000                 1,347,839
                                                                                  -------------------

Life & Health Insurance (0.50%)
Hartford Life Global Funding Trusts
4.66%, 9/15/2009 (a)                                               250,000                   250,479
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                    90,000                    90,623
Sun Life Financial Global Funding LP
4.78%, 7/ 6/2010 (a)(c)                                            500,000                   500,615
                                                                                  -------------------
                                                                                             841,717
                                                                                  -------------------

Medical - Hospitals (0.52%)
HCA Inc
7.13%, 6/ 1/2006                                                   870,000                   875,133
                                                                                  -------------------

Mortgage Backed Securities (19.84%)
ACT Depositor Corp
4.81%, 9/22/2041 (a)(c)                                            375,000                   375,000
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                   65,639                    67,237
0.22%, 7/10/2042                                                79,878,600                   945,842
Bear Stearns Alt-A Trust
5.18%, 7/25/2035 (a)                                             1,000,000                 1,002,689
5.18%, 8/25/2035 (a)(b)                                          1,002,000                 1,000,239
Bear Stearns Commercial Mortgage Securities
4.91%, 6/15/2017 (a)(c)                                          1,000,000                 1,000,930
Citigroup Commercial Mortgage Trust
0.47%, 5/15/2043 (c)                                            38,548,196                   884,296
Countrywide Alternative Loan Trust
5.63%, 10/25/2034 (a)                                              712,000                   720,889
5.58%, 2/25/2035 (a)                                             1,000,000                 1,007,193
5.38%, 7/25/2035 (a)                                               998,325                 1,001,716
Countrywide Asset-Backed Certificates
6.25%, 2/ 8/2036 (b)(d)                                          2,000,000                 2,000,000
CS First Boston Mortgage Securities Corp
0.68%, 7/15/2037 (c)                                            27,778,000                   849,757
1.82%, 5/15/2038 (c)                                             1,886,718                   101,364
First Republic Mortgage Loan Trust
4.77%, 8/15/2032 (a)                                               771,419                   771,383
GMAC Commercial Mortgage Securities Inc
0.77%, 5/10/2043 (a)                                            18,070,000                   526,036
GS Mortgage Securities Corp II
1.02%, 10/10/2028 (c)                                           78,176,537                 1,915,012
0.73%, 7/10/2039 (a)(c)                                          7,813,000                   266,939
Homebanc Mortgage Trust
5.20%, 7/25/2035 (a)                                             1,000,000                 1,000,560
Impac CMB Trust
6.03%, 9/25/2034 (a)                                               558,148                   559,927
6.08%, 10/25/2034 (a)                                              705,286                   716,952
4.90%, 11/25/2034 (a)                                              280,780                   281,188
4.91%, 1/25/2035 (a)                                               124,002                   124,374
5.04%, 8/25/2035 (a)                                               366,619                   367,623
5.07%, 8/25/2035 (a)                                               407,354                   408,695
Impac Secured Assets CMN Owner Trust
3.71%, 3/25/2034                                                   593,295                   589,294
Indymac Index Mortgage Loan Trust
0.80%, 7/25/2035 (a)(b)                                         63,644,422                   735,889
JP Morgan Chase Commercial Mortgage Securities
0.31%, 7/12/2037 (c)                                            88,774,286                   963,645
0.58%, 7/15/2042 (a)                                            26,531,130                   655,425
JP Morgan Mortgage Trust
4.92%, 4/25/2035 (a)                                               735,982                   729,276
LB-UBS Commercial Mortgage Trust
0.75%, 7/15/2040 (a)                                            24,197,000                   865,091
Merrill Lynch Mortgage Trust
0.60%, 5/12/2043                                                11,600,194                   349,966
Structured Adjustable Rate Mortgage Loan Trust
5.23%, 8/25/2034 (a)                                               996,291                   997,981
Structured Asset Mortgage
9.0675%, 2/25/2036 (a)(b)                                        2,000,000                 2,000,000

Structured Asset Mortgage Investments I
5.11%, 8/25/2035 (a)                                               997,917                 1,005,325
5.21%, 5/25/2045 (a)                                               899,414                   906,477
Wachovia Bank Commercial Mortgage Trust
0.47%, 10/15/2041 (a)(c)                                         2,383,417                    48,057
0.30%, 3/15/2042 (a)(c)                                          3,486,938                    48,287
0.58%, 5/15/2044 (a)(c)                                         21,597,437                   647,470
Washington Mutual Inc
3.07%, 8/25/2033                                                   750,000                   735,689
4.94%, 8/25/2035 (a)                                               824,445                   816,599
4.84%, 9/25/2035 (a)                                               904,043                   894,673
5.20%, 7/25/2045 (a)                                               999,779                 1,009,681
4.78%, 11/25/2045 (a)                                              489,124                   489,890
5.11%, 1/25/2046 (a)(b)                                          1,000,000                 1,000,000
                                                                                  -------------------
                                                                                          33,384,556
                                                                                  -------------------
Multi-line Insurance (0.30%)
CNA Financial Corp
6.75%, 11/15/2006                                                  500,000                   505,866
                                                                                  -------------------

Multimedia (0.30%)
Media General Inc
6.95%, 9/ 1/2006                                                   300,000                   301,832
Time Warner Inc
6.13%, 4/15/2006                                                   200,000                   200,406
                                                                                  -------------------
                                                                                             502,238
                                                                                  -------------------
Oil - Field Services (0.18%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                               300,000                   310,500
                                                                                  -------------------

Oil Company - Exploration & Production (1.11%)
Norcen Energy Resources Inc
7.38%, 5/15/2006                                                   200,000                   201,359
Pemex Project Funding Master Trust
6.40%, 10/15/2009 (a)(c)                                           500,000                   520,750
5.79%, 6/15/2010 (a)(c)                                            350,000                   361,200
Vintage Petroleum Inc
7.88%, 5/15/2011                                                   750,000                   783,750
                                                                                  -------------------
                                                                                           1,867,059
                                                                                  -------------------
Paper & Related Products (0.53%)
Georgia-Pacific Corp
7.50%, 5/15/2006                                                   250,000                   250,625
Union Camp Corp
7.00%, 8/15/2006                                                   642,000                   646,509
                                                                                  -------------------
                                                                                             897,134
                                                                                  -------------------
Pipelines (0.75%)
Consolidated Natural Gas Co
5.38%, 11/ 1/2006                                                  475,000                   475,806
Duke Energy Field Services LLC
5.75%, 11/15/2006                                                  780,000                   783,609
                                                                                  -------------------
                                                                                           1,259,415
                                                                                  -------------------
Property & Casualty Insurance (0.11%)
Ace INA Holdings Inc
8.30%, 8/15/2006                                                   185,000                   188,224
                                                                                  -------------------


Publishing - Books (0.48%)
Reed Elsevier Capital Inc
4.82%, 6/15/2010 (a)                                               805,000                   807,408
                                                                                  -------------------

Publishing - Periodicals (0.19%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                  300,000                   324,000
                                                                                  -------------------

Real Estate Operator & Developer (0.66%)
EOP Operating LP
8.38%, 3/15/2006                                                   350,000                   351,405
5.13%, 10/ 1/2010 (a)                                              750,000                   756,214
                                                                                  -------------------
                                                                                           1,107,619
                                                                                  -------------------
Regional Banks (0.59%)
Bank of America Corp
4.36%, 8/ 2/2010 (a)                                               250,000                   250,151
Wachovia Corp
4.56%, 3/ 1/2012 (a)                                               750,000                   749,350
                                                                                  -------------------
                                                                                             999,501
                                                                                  -------------------
REITS - Diversified (0.73%)
Duke Realty LP
7.05%, 3/ 1/2006                                                    70,000                    70,110
iStar Financial Inc
5.73%, 3/12/2007 (a)                                               750,000                   757,237
4.83%, 3/ 3/2008 (a)                                               400,000                   400,228
                                                                                  -------------------
                                                                                           1,227,575
                                                                                  -------------------
REITS - Hotels (0.15%)
Host Marriott LP
9.50%, 1/15/2007                                                   250,000                   259,062
                                                                                  -------------------

REITS - Regional Malls (0.13%)
Simon Property Group LP
6.88%, 11/15/2006                                                  217,000                   220,228
                                                                                  -------------------

Retail - Auto Parts (0.06%)
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                                   100,000                   100,050
                                                                                  -------------------

Retail - Restaurants (0.48%)
Darden Restaurants Inc
6.38%, 2/ 1/2006                                                   250,000                   250,000
Yum! Brands Inc
8.50%, 4/15/2006                                                   557,000                   560,798
                                                                                  -------------------
                                                                                             810,798
                                                                                  -------------------
Savings & Loans - Thrifts (0.89%)
Washington Mutual Inc
4.65%, 3/20/2008 (a)                                             1,500,000                 1,500,694
                                                                                  -------------------

Special Purpose Banks (0.15%)
Korea Development Bank
4.65%, 11/22/2012 (a)                                              250,000                   249,924
                                                                                  -------------------

Special Purpose Entity (0.80%)
BAE Systems Holdings Inc
4.74%, 8/15/2008 (a)(c)                                            350,000                   350,334
Pricoa Global Funding I
4.52%, 6/ 3/2008 (a)(c)                                            500,000                   500,185

Xlliac Global Funding
4.62%, 6/ 2/2008 (a)(c)                                            500,000                   500,296
                                                                                  -------------------
                                                                                           1,350,815
                                                                                  -------------------
Supranational Bank (0.30%)
Corp Andina de Fomento
4.51%, 6/16/2006 (a)                                               500,000                   500,015
                                                                                  -------------------

Telecommunication Services (0.06%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                                 100,000                   105,375
                                                                                  -------------------

Telephone - Integrated (1.96%)
AT&T Inc
4.39%, 6/ 5/2006 (c)                                               300,000                   299,376
4.54%, 11/14/2008 (a)                                              700,000                   701,212
BellSouth Corp
4.26%, 4/26/2021 (c)                                               500,000                   499,314
Citizens Communications Co
7.60%, 6/ 1/2006                                                   190,000                   191,663
France Telecom SA
7.20%, 3/ 1/2006 (a)                                               306,000                   306,546
MCI Inc
6.91%, 5/ 1/2007 (a)                                               561,000                   566,610
7.69%, 5/ 1/2009 (a)                                               350,000                   360,937
Mountain States Tel & Tel
6.00%, 8/ 1/2007                                                   100,000                   100,000
Telecom Italia Capital SA
4.73%, 2/ 1/2011 (a)                                               275,000                   276,689
                                                                                  -------------------
                                                                                           3,302,347
                                                                                  -------------------
Transport - Rail (0.85%)
CSX Corp
4.56%, 8/ 3/2006 (a)                                             1,424,000                 1,426,025
                                                                                  -------------------
TOTAL BONDS                                                                      $       119,834,071
                                                                                  -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (3.38%)
Federal National
Mortgage Association (FNMA) (3.38%)
3.50%, 7/ 1/2033 (a)                                               402,632                   409,820
3.70%, 1/ 1/2034 (a)                                             2,000,000                 2,001,928
3.61%, 3/ 1/2034 (a)                                             2,000,000                 1,990,552
2.91%, 1/ 1/2035 (a)                                               561,452                   570,377
3.11%, 2/ 1/2035 (a)                                               705,105                   717,706
                                                                                  -------------------
                                                                                           5,690,383
                                                                                  -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                            $         5,690,383
                                                                                  -------------------
SHORT TERM INVESTMENTS (0.15%)
Commercial Paper (0.15%)
COX Enterprises Inc
4.77%, 2/15/2006 (c)                                               250,000                   250,000
                                                                                  -------------------
TOTAL SHORT TERM INVESTMENTS                                                     $           250,000
                                                                                  -------------------
Total Investments                                                                $       125,774,454
Other Assets in Excess of Liabilities, Net - 25.25%                                       42,494,119
                                                                                  -------------------
TOTAL NET ASSETS - 100.00%                                                       $       168,268,573
                                                                                  ===================
                                                                                  -------------------

                                                                                  ===================

(a)  Variable Rate

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,254,243 or 0.75% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,553,992 or 0.92% of net assets.


(d)  Security purchased on a when-issued basis.

Unrealized Appreciation
(Depreciation)
Unrealized Appreciation                       $           194,272
Unrealized Depreciation                                 (281,815)
                                               -------------------
Net Unrealized Appreciation (Depreciation)               (87,543)
Cost for federal income tax purposes                  125,861,997


Portfolio Summary (unaudited)
------------------------------------------------------------------
Sector                                                    Percent
------------------------------------------------------------------
Mortgage Securities                                        23.22%
Financial                                                  14.13%
Asset Backed Securities                                    11.78%
Government                                                 11.52%
Communications                                              4.12%
Utilities                                                   2.08%
Energy                                                      2.04%
Consumer, Non-cyclical                                      1.92%
Consumer, Cyclical                                          1.73%
Industrial                                                  1.46%
Basic Materials                                             0.56%
Technology                                                  0.19%
Other Assets in Excess of Liabilities, Net                 25.25%
                                               -------------------
TOTAL NET ASSETS                                          100.00%
                                               ===================


The Fund's schedules of investments as of January 31, 2006 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
            ----------------------------------------

By   /s/ Ralph C. Eucher
  --------------------------------------------------
   Ralph C. Eucher, President and CEO

Date         03/14/2006
    ---------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Ralph C. Eucher
  --------------------------------------------
    Ralph C. Eucher, President and CEO

Date         03/14/2006
     ---------------------------

By   /s/ Jill R. Brown
  --------------------------------------------
    Jill R. Brown, Vice President and Chief Financial Officer

Date         03/14/2006
    ----------------------------